UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.95%
Asset Allocation Fund–20.21%
¯American Funds® – Capital Income Builder	2,801,561	$164,619,737

		164,619,737

Equity Funds–24.87%
¯American Funds® – AMCAP Fund	850,980	24,065,727
Mutual Fund	935,108	33,037,383
American Funds Insurance Series® – Blue Chip Income & Growth Fund	4,266,060	57,506,483
Growth Fund	401,957	31,706,403
Growth-Income Fund	1,094,306	56,291,094

		202,607,090

Fixed Income Funds–33.07%
¯American Funds® – Intermediate Bond Fund of America	1,814,973	24,465,836
American Funds Insurance Series® – Bond Fund	14,903,285	163,340,006
High-Income Bond Fund	2,870,520	32,695,226
Mortgage Bond Fund	2,348,325	24,469,549
U.S. Government/AAA-Rated Securities Fund	2,011,617	24,501,492

		269,472,109

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–18.78%
American Funds Insurance Series® – Global Growth Fund	1,607,141	$47,876,726
Global Small Capitalization Fund	1,483,142	39,421,923
International Fund	2,705,388	57,543,600
New World Fund	329,325	8,203,485

		153,045,734

International Fixed Income Fund–3.02%
American Funds Insurance Series® – Global Bond Fund	2,011,485	24,600,462

		24,600,462

Total Unaffiliated Investment Companies (Cost $711,827,245)		814,345,132

TOTAL VALUE OF SECURITIES–99.95% (Cost $711,827,245)	814,345,132
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	384,058

NET ASSETS APPLICABLE TO 62,515,630 SHARES OUTSTANDING–100.00%	$814,729,190

¯	Class R6 shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$814,345,132

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Balanced Allocation Fund–1

LVIP American Income Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.19%
Asset Allocation Fund–22.24%
¯American Funds® – Capital Income Builder	803,359	$47,205,350

		47,205,350

Equity Funds–18.89%
¯American Funds® – AMCAP Fund	147,880	4,182,039
Mutual Fund	182,830	6,459,398
American Funds Insurance Series® – Blue Chip Income & Growth Fund	794,331	10,707,581
Growth Fund	104,773	8,264,493
Growth-Income Fund	203,741	10,480,432

		40,093,943

Fixed Income Funds–51.14%
¯American Funds® – Intermediate Bond Fund of America	946,284	12,755,914
American Funds Insurance Series® – Bond Fund	6,021,522	65,995,883
High-Income Bond Fund	748,324	8,523,405
Mortgage Bond Fund	1,020,619	10,634,853
U.S. Government/AAA-Rated Securities Fund	873,998	10,645,290

		108,555,345

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–3.88%
American Funds Insurance Series® – Global Growth Fund	69,819	$2,079,899
Global Small Capitalization Fund	231,938	6,164,918

		8,244,817

International Fixed Income Fund–4.03%
American Funds Insurance Series® – Global Bond Fund	699,317	8,552,647

		8,552,647

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	30,742	30,742

		30,742

Total Unaffiliated Investment Companies (Cost $196,374,520)		212,682,844

TOTAL VALUE OF SECURITIES–100.19% (Cost $196,374,520)	212,682,844
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(398,751)

NET ASSETS APPLICABLE TO 17,454,090 SHARES OUTSTANDING–100.00%	$212,284,093

¯	Class R6 shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$212,682,844

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Income Allocation Fund–1

LVIP American Growth Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.03%
Asset Allocation Fund–17.19%
¯American Funds® – Capital Income Builder	2,373,905	$139,490,664

		139,490,664

Equity Funds–28.90%
¯American Funds® – AMCAP Fund	848,251	23,988,528
Mutual Fund	1,165,292	41,169,777
American Funds Insurance Series® – Blue Chip Income & Growth Fund	5,467,454	73,701,283
Growth Fund	500,814	39,504,214
Growth-Income Fund	1,090,815	56,111,512

		234,475,314

Fixed Income Funds–23.08%
¯American Funds® – Intermediate Bond Fund of America	1,206,332	16,261,355
American Funds Insurance Series® – Bond Fund	11,142,955	122,126,792
High-Income Bond Fund	2,146,267	24,445,985
Mortgage Bond Fund	2,341,800	24,401,553

		187,235,685

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–27.84%
American Funds Insurance Series® – Global Growth & Income Fund	1,273,182	$16,296,725
Global Growth Fund	1,868,878	55,673,879
Global Small Capitalization Fund	1,478,206	39,290,710
International Fund	4,622,051	98,311,023
New World Fund	656,557	16,354,829

		225,927,166

International Fixed Income Fund–3.02%
American Funds Insurance Series® – Global Bond Fund	2,005,837	24,531,387

		24,531,387

Total Unaffiliated Investment Companies (Cost $691,109,419)		811,660,216

TOTAL VALUE OF SECURITIES–100.03% (Cost $691,109,419)	811,660,216
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(230,661)

NET ASSETS APPLICABLE TO 60,104,652 SHARES OUTSTANDING–100.00%	$811,429,555

¯	Class R6 shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$811,660,216

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Growth Allocation Fund–1

LVIP American Century VP Mid Cap Value RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–97.13%
Equity Fund–89.31%
*American Century VIP Mid Cap Value	302,635	$5,399,013

		5,399,013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–7.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	472,985	$472,985

		472,985

Total Unaffiliated Investment Companies (Cost $6,024,607)		5,871,998

TOTAL VALUE OF SECURITIES–97.13% (Cost $6,024,607)	5,871,998
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.87%	173,480

NET ASSETS APPLICABLE TO 582,181 SHARES OUTSTANDING–100.00%	$6,045,478

*	Class I shares.
«	Includes $34,600 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contract was outstanding at March 31, 2014:

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8 E-mini S&P 500 Index	$743,236	$745,840	6/23/14	$2,604

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$5,871,998

Futures Contracts	$2,604

There were no Level 3 investments at the end of the period.

During the period January 2, 2014** through March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent Prospectus and Statement of Additional Information.

**	Date of commencement of operations.

LVIP American Century VP Mid Cap Value RPM Fund–1

LVIP American Global Growth Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – Global Growth Fund	2,681,679	$79,887,206

Total Unaffiliated Investment Company (Cost $59,250,750)		79,887,206

TOTAL VALUE OF SECURITIES–100.06% (Cost $59,250,750)		79,887,206

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(51,205)

NET ASSETS APPLICABLE TO 4,630,272 SHARES OUTSTANDING–100.00%		$79,836,001

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Company	$79,887,206

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Global Growth Fund–1

LVIP American Global Small Capitalization Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – Global Small Capitalization Fund Class 1	2,594,763	$68,968,804

Total Unaffiliated Investment Company (Cost $50,784,415)		68,968,804

TOTAL VALUE OF SECURITIES–100.06% (Cost $50,784,415)		68,968,804

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(42,761)

NET ASSETS APPLICABLE TO 4,357,081 SHARES OUTSTANDING–100.00%		$68,926,043

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Company	$68,968,804

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Global Small Capitalization Fund–1

LVIP American Growth Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series® – Growth Fund Class 1	3,554,635	$280,389,611

Total Unaffiliated Investment Company (Cost $197,363,096)		280,389,611

TOTAL VALUE OF SECURITIES–100.06% (Cost $197,363,096)		280,389,611
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(159,774)

NET ASSETS APPLICABLE TO 15,425,621 SHARES OUTSTANDING–100.00%		$280,229,837

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Company	$280,389,611

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Growth Fund–1

LVIP American Growth-Income Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® – Growth-Income Fund Class 1	4,543,510	$233,718,145

Total Unaffiliated Investment Company (Cost $160,045,926)		233,718,145

TOTAL VALUE OF SECURITIES–100.05% (Cost $160,045,926)		233,718,145

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(123,289)

NET ASSETS APPLICABLE TO 12,622,843 SHARES OUTSTANDING–100.00%		$233,594,856

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Company	$233,718,145

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Growth-Income Fund–1

LVIP American International Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – International Fund Class 1	6,830,425	$145,283,136

Total Unaffiliated Investment Company (Cost $115,147,665)		145,283,136

TOTAL VALUE OF SECURITIES–100.06% (Cost $115,147,665)		145,283,136

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(80,850)

NET ASSETS APPLICABLE TO 9,960,219 SHARES OUTSTANDING–100.00%		$145,202,286

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Company	$145,283,136

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American International Fund–1

LVIP American Preservation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	385,682	$3,856,817

Total Affiliated Investment Company (Cost $3,856,817)		3,856,817

UNAFFILIATED INVESTMENT COMPANIES–98.10%
Fixed Income Funds–95.03%
²American Funds® – Bond Fund of America	459,942	5,786,073
Intermediate Bond Fund of America	3,570,909	48,135,854
Short-Term Bond Fund of America	7,330,736	73,234,056
American Funds Insurance Series® – Bond Fund	1,055,739	11,570,897
High-Income Bond Fund	847,301	9,650,761
Mortgage Bond Fund	924,452	9,632,791
U.S. Government/AAA-Rated Securities Fund	2,058,255	25,069,551

		183,079,983

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.01%
American Funds Insurance Series® – Global Bond Fund	474,916	$5,808,221

		5,808,221

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	106,546	106,546

		106,546

Total Unaffiliated Investment Companies (Cost $189,037,107)		188,994,750

TOTAL VALUE OF SECURITIES–100.10% (Cost $192,893,924)	192,851,567
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(199,763)

NET ASSETS APPLICABLE TO 19,496,776 SHARES OUTSTANDING–100.00%	$192,651,804

²	Class R6 shares.
*	Standard Class shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels levels as of March 31, 2014:

Level 1
Investment Companies	$192,851,567

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Preservation Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.76%
Beverages–1.25%
†Boston Beer Class A	30,600	$7,488,738

		7,488,738

Biotechnology–0.12%
†ACADIA Pharmaceuticals	17,000	413,610
†Foundation Medicine	8,661	280,357

		693,967

Building Products–0.07%
†Trex	5,731	419,280

		419,280

Capital Markets–5.94%
Artisan Partners Asset Management	145,636	9,357,113
Carlyle Group	166,000	5,833,240
Cohen & Steers	220,000	8,767,000
Eaton Vance	80,000	3,052,800
Financial Engines	75,000	3,808,500
Oaktree Capital Group	81,000	4,710,960

		35,529,613

Commercial Services & Supplies–1.52%
†Copart	250,400	9,112,056

		9,112,056

Construction Materials–2.01%
CaesarStone Sdot-Yam	221,648	12,053,218

		12,053,218

Distributor–1.79%
†LKQ	405,500	10,684,925

		10,684,925

Diversified Consumer Services–2.16%
†Bright Horizons Family Solutions	165,000	6,453,150
DeVry Education Group	145,000	6,146,550
†Nord Anglia Education	17,232	330,337

		12,930,037

Diversified Financial Services–1.58%
†MSCI Class A	220,000	9,464,400

		9,464,400

Electric Utilities–1.58%
ITC Holdings	253,260	9,459,261

		9,459,261

Electrical Equipment–3.06%
Generac Holdings	310,000	18,280,700

		18,280,700

Energy Equipment & Services–4.43%
CARBO Ceramics	24,000	3,311,760
Core Laboratories	50,500	10,021,220
Helmerich & Payne	87,400	9,400,744

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†SEACOR Holdings	43,700	$3,776,554

		26,510,278

Food & Staples Retailing–2.60%
†Container Store Group	111,727	3,793,132
†United Natural Foods	165,792	11,757,969

		15,551,101

Food Products–2.15%
†TreeHouse Foods	179,000	12,886,210

		12,886,210

Health Care Equipment & Supplies–2.58%
†Edwards Lifesciences	34,000	2,521,780
†IDEXX Laboratories	66,300	8,048,820
†Neogen	32,550	1,463,123
West Pharmaceutical Services	76,910	3,387,885

		15,421,608

Health Care Providers & Services–2.01%
†Brookdale Senior Living	32,500	1,089,075
†Community Health Systems	280,000	10,967,600

		12,056,675

Hotels, Restaurants & Leisure–10.55%
Choice Hotels International	310,000	14,260,000
ClubCorp Holdings	10,436	197,240
†Diamond Resorts International	18,116	307,066
Gaming and Leisure Properties	205,112	7,478,383
Interval Leisure Group	205,849	5,380,893
†Marriott Vacations Worldwide	56,351	3,150,584
†Panera Bread Class A	36,000	6,352,920
†Penn National Gaming	156,600	1,929,312
†Pinnacle Entertainment	330,000	7,821,000
Vail Resorts	233,300	16,261,010

		63,138,408

Household Products–0.96%
Church & Dwight	82,800	5,718,996

		5,718,996

Insurance–3.82%
†Arch Capital Group	233,300	13,424,082
Primerica	200,000	9,422,000

		22,846,082

Internet Software & Services–2.92%
†CoStar Group	87,351	16,311,926
†Shutterstock	16,100	1,169,021

		17,480,947

IT Services–5.31%
Booz Allen Hamilton Holding	440,000	9,680,000
†Gartner	174,900	12,145,056

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
MAXIMUS	221,600	$9,940,976

		31,766,032

Life Sciences Tools & Services–2.19%
†Mettler-Toledo International	38,000	8,955,840
Techne	48,600	4,148,982

		13,104,822

Machinery–5.00%
Badger Daylighting	18,749	704,773
†Colfax	166,390	11,868,599
†Middleby	53,400	14,108,814
Valmont Industries	21,800	3,244,712

		29,926,898

Media–3.39%
†DreamWorks Animation SKG Class A	198,000	5,256,900
†Imax	55,000	1,503,150
†Manchester United Class A	396,063	6,828,126
Morningstar	85,000	6,716,700

		20,304,876

Multiline Retail–0.64%
†AO World	735,798	3,851,908

		3,851,908

Oil, Gas & Consumable Fuels–3.75%
Atlas Energy	35,729	1,537,776
MPLX	5,000	244,950
†Oasis Petroleum	11,960	499,091
†RSP Permian	80,000	2,311,200
SM Energy	30,000	2,138,700
Susser Petroleum Partners	150,000	5,272,500
Targa Resources	105,000	10,422,300

		22,426,517

Pharmaceuticals–1.02%
#†CFR Pharmaceuticals ADR 144A	306,012	6,117,578

		6,117,578

Professional Services–0.60%
†Advisory Board	39,800	2,557,150
†IHS Class A	8,700	1,057,050

		3,614,200

Real Estate Investment Trusts–3.76%
Alexander’s	11,600	4,187,484
Alexandria Real Estate Equities	34,000	2,467,040
American Assets Trust	100,000	3,374,000
American Campus Communities	38,000	1,419,300
Douglas Emmett	272,200	7,387,508
LaSalle Hotel Properties	117,100	3,666,401

		22,501,733

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–3.74%
†Genesee & Wyoming Class A	194,400	$18,919,008
Landstar System	58,300	3,452,526

		22,371,534

Software–8.18%
Advent Software	139,821	4,105,145
†ANSYS	126,300	9,727,626
†Benefitfocus	72,175	3,390,060
†Bottomline Technologies	93,500	3,286,525
†Castlight Health Class B	14,606	309,939
†Concur Technologies	60,000	5,944,200
FactSet Research Systems	50,900	5,487,529
†Guidewire Software	95,000	4,659,750
Pegasystems	125,000	4,415,000
†SS&C Technologies Holdings	190,000	7,603,800

		48,929,574

Specialty Retail–2.13%
Dick’s Sporting Goods	233,300	12,740,513

		12,740,513

Textiles, Apparel & Luxury Goods–3.78%
Ralph Lauren	30,000	4,827,900
†Under Armour Class A	155,000	17,769,200

		22,597,100

Trading Companies & Distributors–2.17%
Air Lease	225,000	8,390,250
MSC Industrial Direct Class A	53,400	4,620,168

		13,010,418

Total Common Stock (Cost $273,661,443)		590,990,203

MONEY MARKET FUND–1.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,289,618	10,289,618

Total Money Market Fund (Cost $10,289,618)		10,289,618

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.48% (Cost $283,951,061)	$601,279,821
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.48%)	(2,863,342)

NET ASSETS APPLICABLE TO 13,222,830 SHARES OUTSTANDING–100.00%	$598,416,479

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $6,117,578, which represents 1.02% of the Fund’s net assets.
†	Non-income producing for the period.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$584,872,625	$6,117,578	$590,990,203
Money Market Fund	10,289,618	—	10,289,618

Total	$595,162,243	$6,117,578	$601,279,821

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Baron Growth Opportunities Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–77.37%
Brazil–5.42%
AES Tiete	6,100	$42,414
All America Latina Logistica	26,400	87,592
AMBEV	255,800	1,905,098
Arteris	9,557	76,701
Banco Bradesco	58,230	857,072
Banco do Brasil	67,300	673,742
BB Seguridade Participacoes	32,300	354,994
BM&FBovespa	104,900	521,145
BR Malls Participacoes	26,000	223,578
BR Properties	9,300	76,320
Bradespar	1,800	13,302
BRF	32,200	645,421
CCR	47,200	360,065
Centrais Eletricas Brasileiras	10,800	31,259
CETIP	12,004	144,906
†Cia de Saneamento Basico do Estado de Sao Paulo	19,300	179,248
Cia de Saneamento de Minas Gerais	4,000	64,752
Cia Energetica de Minas Gerais	6,582	45,593
Cia Hering	8,300	100,779
Cia Paranaense de Energia	1,000	9,587
Cia Siderurgica Nacional	44,900	195,527
Cielo	18,280	580,218
Cosan Class A	8,142	92,819
Cosan Industria e Comercio	6,000	92,998
CPFL Energia	17,400	142,639
†CPFL Energias Renovaveis	4,300	25,422
Cyrela Brazil Realty	12,200	74,013
Duratex	12,000	61,416
EcoRodovias Infraestrutura e Logistica	11,100	66,311
Embraer	40,600	360,411
Energias do Brasil	12,600	56,649
†Eneva	8,015	5,729
†Fibria Celulose	12,800	141,865
@Gerdau	7,300	37,684
Grupo BTG Pactual	15,500	197,092
Guararapes Confeccoes	200	8,034
Hypermarcas	20,200	146,520
Itau Unibanco Holding	17,210	241,236
Itausa - Investimentos Itau	49,384	217,887
JBS	55,400	189,189
Localiza Rent a Car	8,130	118,157
Lojas Americanas	10,200	63,860
Lojas Renner	6,500	184,260
M Dias Branco	2,600	104,333
Marcopolo	7,200	13,819
†Marfrig Global Foods	14,100	27,497
Marisa Lojas	2,000	13,589
Metalurgica Gerdau	1,409	8,529
Multiplan Empreendimentos Imobiliarios	6,700	143,016
Multiplus	1,600	17,507

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Brazil (continued)
Natura Cosmeticos	10,300	$172,644
Odontoprev	16,800	67,526
Oi	5,700	8,123
Petroleo Brasileiro	156,500	1,032,285
Porto Seguro	5,200	72,224
†Qualicorp	9,500	95,650
Raia Drogasil	11,200	96,706
Souza Cruz	21,500	194,937
Sul America	5,757	38,228
Telefonica Brasil	1,700	30,865
Tim Participacoes	46,300	240,437
Totvs	7,300	113,309
Tractebel Energia	8,400	131,569
Transmissora Alianca de Energia Eletrica	5,800	49,184
Ultrapar Participacoes	20,100	483,766
†Usinas Siderurgicas de Minas Gerais	8,800	35,643
Vale	83,900	1,164,568
WEG	12,400	173,212

		14,242,670

☐China–13.75%
AAC Technologies Holdings	42,000	218,027
Agile Property Holdings	88,000	72,306
Agricultural Bank of China	1,332,000	582,287
Air China	88,000	52,109
†Aluminum Corp of China	202,000	69,593
†Angang Steel	56,000	34,607
Anhui Conch Cement	64,500	277,436
Anhui Gujing Distillery Class B	11,300	24,185
ANTA Sports Products	57,000	95,151
AviChina Industry & Technology	100,000	55,824
†Baidu ADR	15,457	2,355,338
Bank of China	4,699,000	2,087,653
Bank of Communications	475,000	311,213
Baoxin Auto Group	42,500	36,175
BBMG	42,000	32,755
Beijing Capital International Airport	94,000	64,702
Biostime International Holdings	8,500	58,403
†BOE Technology Group Class B	86,700	23,008
†Byd	28,500	176,806
China BlueChemical	122,000	62,932
China CITIC Bank	401,000	231,628
China Coal Energy	205,000	115,874
China Communications Construction	239,000	167,155
China Communications Services	154,000	71,355
China Construction Bank	5,100,000	3,579,925
†China COSCO Holdings	137,500	57,029
†China Eastern Airlines	94,000	31,350
China Gas Holdings	124,000	193,972
China Hongqiao Group	71,000	44,928
†China Huishan Dairy Holdings	239,000	66,375

LVIP BlackRock Emerging Markets RPM Fund–1

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China International Marine Containers Group	29,300	$68,111
China Life Insurance	418,000	1,181,959
China Longyuan Power Group	166,000	167,276
China Merchants Bank	260,582	474,023
China Merchants Property Development Class B	10,900	26,391
China Minsheng Banking	292,500	294,023
China Molybdenum	207,000	80,752
China National Building Material	168,000	168,964
China Oilfield Services	92,000	216,918
China Pacific Insurance Group	135,000	483,330
China Petroleum & Chemical	1,418,000	1,268,356
China Railway Construction	105,500	89,451
China Railway Group	233,000	108,873
China Shenhua Energy	187,000	541,465
†China Shipping Container Lines	192,000	43,721
†China Shipping Development	68,000	38,904
China Southern Airlines	78,000	25,409
China Telecom	756,000	348,871
China Vanke Class B	77,900	129,865
†China Zhongwang Holdings	128,800	40,411
Chongqing Changan Automobile Class B	44,900	74,559
Chongqing Rural Commercial Bank	142,000	62,426
CNOOC	920,000	1,392,910
Country Garden Holdings	266,000	111,028
CSG Holding Class B	38,400	30,100
CSR	106,000	89,314
†Ctrip.com International ADR	7,011	353,495
Datang International Power Generation	168,000	61,341
Dongfang Electric	13,400	20,908
Dongfeng Motor Group	144,000	204,255
ENN Energy Holdings	44,000	306,963
Evergrande Real Estate Group	374,000	176,983
†FIH Mobile	112,000	61,889
Fosun International	90,500	114,002
Golden Eagle Retail Group	19,000	26,275
Great Wall Motor	52,500	264,491
Greentown China Holdings	39,500	42,724
Guangdong Electric Power Development Class B	159,700	94,171
Guangshen Railway	98,000	41,565
Guangzhou Automobile Group	104,000	109,640
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	40,814
Guangzhou R&F Properties	56,800	82,227
Haitong Securities	71,200	94,761
Hengan International Group	42,500	441,219
Huadian Power International	114,000	55,442
Huaneng Power International	186,000	178,529

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Huaneng Renewables	150,000	$50,979
Huaxin Cement Class B	11,100	15,069
Industrial & Commercial Bank of China	4,306,000	2,654,580
Inner Mongolia Yitai Coal	13,600	17,726
Inner Mongolia Yitai Coal Class B	57,200	68,983
Intime Retail Group	61,500	66,112
Jiangsu Expressway	78,000	88,923
Jiangxi Copper	80,000	134,806
Lenovo Group	384,000	424,753
Longfor Properties	63,500	87,719
†Maanshan Iron & Steel	118,000	26,085
†Metallurgical Corp of China	160,000	27,251
Mindray Medical International ADR	4,271	138,210
NetEase ADR	3,748	252,240
†New China Life Insurance	29,600	89,654
New Oriental Education & Technology Group ADR	6,620	194,297
People’s Insurance Group of China	229,000	94,704
PetroChina	1,176,000	1,277,418
PICC Property & Casualty	162,000	222,356
Ping An Insurance Group of China	101,500	843,559
Qihoo 360 Technology ADR	3,756	374,022
Shandong Weigao Group Medical Polymer	96,000	109,638
Shanghai Electric Group	162,000	57,595
Shanghai Fosun Pharmaceutical Group	16,500	57,537
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	38,550
Shanghai Pharmaceuticals Holding	38,800	88,240
†Shanghai Zhenhua Heavy Industries Class B	202,500	79,446
Shenzhou International Group Holdings	30,000	95,375
Shui On Land	95,500	26,648
Sihuan Pharmaceutical Holdings Group	84,000	101,478
†SINA	3,484	210,468
Sino-Ocean Land Holdings	181,500	99,453
Sinopec Shanghai Petrochemical	234,000	60,448
†Sinopec Yizheng Chemical Fibre	162,000	32,872
Sinopharm Group	54,800	150,628
SOHO China	119,000	97,911
†Sohu.com	1,534	99,848
Sun Art Retail Group	224,000	281,572
Tencent Holdings	54,400	3,797,155
Tingyi Cayman Islands Holding	110,000	315,993
Tsingtao Brewery	24,000	176,051
@Uni-President China Holdings	75,000	63,063
Want Want China Holdings	325,000	486,243
Weichai Power	25,000	94,922
Weifu High-Technology Group Class B	3,900	11,139

LVIP BlackRock Emerging Markets RPM Fund–2

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Wumart Stores	33,000	$32,297
Xinjiang Goldwind Science & Technology	21,200	22,604
Yantai Changyu Pioneer Wine Class B	12,600	30,692
Yanzhou Coal Mining	98,000	73,941
†Youku Tudou ADR	6,895	193,336
Zhaojin Mining Industry	27,000	16,079
Zhejiang Expressway	84,000	76,527
Zhongsheng Group Holdings	37,000	51,071
Zhuzhou CSR Times Electric	28,000	94,536
Zijin Mining Group	450,000	95,518
Zoomlion Heavy Industry Science & Technology	59,800	41,752
†ZTE	33,000	64,275

		36,153,552

Colombia–0.95%
Almacenes Exito	13,414	200,400
Banco de Bogota	6,346	223,661
Bancolombia	15,227	205,401
Celsia	29,498	89,304
Cementos Argos	25,213	128,370
†Cemex Latam Holdings	9,618	80,087
Corp Financiera Colombiana	4,540	86,244
Ecopetrol	269,396	546,459
Empresa de Energia de Bogota	112,169	90,728
Grupo Argos	19,743	207,047
Grupo de Inversiones Suramericana	12,912	237,426
Grupo Nutresa	16,035	219,715
Interconexion Electrica	23,598	104,591
Isagen	50,532	82,514

		2,501,947

Cyprus–0.02%
Globaltrans Investment GDR	4,648	53,638

		53,638

Czech Republic–0.21%
CEZ	9,252	265,535
Komercni Banka	788	188,295
Telefonica Czech Republic	6,200	93,032

		546,862

Egypt–0.15%
Commercial International Bank Egypt	49,313	252,456
†Global Telecom Holding	144,097	91,619
Telecom Egypt	21,259	51,637

		395,712

Greece–0.41%
†Alpha Bank	617,693	606,117
Hellenic Petroleum	5,309	53,110

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Greece (continued)
†Hellenic Telecommunications Organization	13,982	$230,786
OPAP	11,724	188,244

		1,078,257

Hong Kong–3.98%
ASM Pacific Technology	13,900	135,030
Beijing Enterprises Holdings	27,500	246,686
Beijing Enterprises Water Group	176,000	123,388
Belle International Holdings	295,000	294,919
BOC Hong Kong Holdings	196,500	561,094
Brilliance China Automotive Holdings	154,000	235,585
China Agri-Industries Holdings	139,100	54,393
China Everbright	44,000	56,334
China Everbright International	138,000	189,480
China Mengniu Dairy	72,000	361,347
China Merchants Holdings International	66,000	227,560
China Mobile	295,000	2,708,540
China Overseas Grand Oceans Group	60,000	39,529
China Overseas Land & Investment	218,000	566,429
China Resources Cement Holdings	112,000	88,486
China Resources Enterprise	70,000	197,900
China Resources Gas Group	52,000	165,767
China Resources Land	106,000	233,228
China Resources Power Holdings	106,000	276,895
China State Construction International Holdings	100,000	169,741
†China Taiping Insurance Holdings	45,400	81,473
China Unicom Hong Kong	260,000	343,073
Chow Tai Fook Jewelry Group	56,000	88,199
CITIC Pacific	93,000	164,983
COSCO Pacific	94,000	120,315
Far East Horizon	108,000	79,528
Franshion Properties China	264,000	88,303
†GCL-Poly Energy Holdings	393,000	142,172
Geely Automobile Holdings	230,000	90,680
Guangdong Investment	154,000	147,245
Haier Electronics Group	70,000	189,997
†Hopson Development Holdings	30,000	28,009
Kingboard Chemical Holdings	35,000	68,440
Kunlun Energy	186,000	311,672
KWG Property Holding	48,000	26,473
Lee & Man Paper Manufacturing	67,000	41,735
Lifestyle International Holdings	30,500	62,050
Melco Crown Entertainment ADR	10,336	399,486
New World China Land	192,000	162,139
Nine Dragons Paper Holdings	80,000	62,525
Poly Property Group	86,000	38,106
Shanghai Industrial Holdings	33,000	110,209
Shangri-La Asia	86,000	141,017
Shimao Property Holdings	76,500	168,409

LVIP BlackRock Emerging Markets RPM Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Hong Kong (continued)
Shougang Fushan Resources Group	252,000	$76,768
Sino Biopharmaceutical	160,000	136,578
Yue Yuen Industrial Holdings	47,000	153,155

		10,455,070

Hungary–0.19%
MOL Hungarian Oil & Gas	2,736	153,987
OTP Bank	11,068	212,077
Richter Gedeon	7,786	135,820

		501,884

India–2.72%
Axis Bank GDR	21,919	536,025
Dr. Reddy’s Laboratories ADR	11,362	498,792
HDFC Bank ADR	18,629	764,348
ICICI Bank ADR	14,363	629,099
Infosys ADR	18,204	986,293
Larsen & Toubro GDR	21,470	458,684
Mahindra & Mahindra GDR	25,627	419,202
†Ranbaxy Laboratories GDR	38,478	229,231
#@Reliance Industries GDR 144A	29,998	932,058
State Bank of India GDR	8,807	561,486
Tata Motors ADR	15,314	542,269
Wipro ADR	43,388	581,399

		7,138,886

Indonesia–2.17%
Adaro Energy	725,200	63,095
Astra Agro Lestari	17,000	39,058
Astra International	1,110,800	726,580
Bank Central Asia	693,500	651,334
Bank Danamon Indonesia	160,000	61,524
Bank Mandiri Persero	527,400	444,202
Bank Negara Indonesia Persero	407,500	179,553
†Bank Pan Indonesia	95,500	6,329
Bank Rakyat Indonesia Persero	589,500	501,181
†Bank Tabungan Pensiunan Nasional	136,500	51,755
Bumi Serpong Damai	408,000	59,327
Charoen Pokphand Indonesia	422,000	149,510
Global Mediacom	251,500	52,355
Gudang Garam	24,500	107,246
Indo Tambangraya Megah	23,000	49,593
Indocement Tunggal Prakarsa	80,000	165,642
Indofood CBP Sukses Makmur	59,500	53,077
Indofood Sukses Makmur	256,000	165,641
Indosat	52,000	18,154
Jasa Marga Persero	99,500	52,886
Kalbe Farma	1,392,500	180,629
Lippo Karawaci	883,500	84,827
Mayora Indah	52,333	139,106
Media Nusantara Citra	228,500	53,408
Perusahaan Gas Negara Persero	613,800	278,564
Semen Indonesia Persero	161,000	226,320

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia (continued)
Sinar Mas Multiartha	213,105	$64,719
Surya Citra Media	241,500	68,309
Tambang Batubara Bukit Asam Persero	47,000	38,816
Telekomunikasi Indonesia Persero	2,481,000	484,963
†Tower Bersama Infrastructure	95,500	50,633
Unilever Indonesia	68,400	177,478
United Tractors	81,000	148,814
Vale Indonesia	139,500	34,849
XL Axiata	177,000	68,803

		5,698,280

Luxembourg–0.01%
O’Key Group GDR	2,545	22,928

		22,928

Malaysia–3.69%
AirAsia	106,500	83,272
AMMB Holdings	99,100	218,109
Astro Malaysia Holdings	92,300	90,579
Axiata Group	284,700	582,156
Batu Kawan	12,100	73,129
British American Tobacco Malaysia	8,000	144,880
Bumi Armada	96,900	116,129
CIMB Group Holdings	278,300	610,340
DiGi.com	205,800	340,080
Felda Global Ventures Holdings	136,300	194,168
Gamuda	117,700	169,935
Genting	121,200	371,849
Genting Malaysia	148,700	191,386
Hong Leong Bank	32,300	140,007
Hong Leong Financial Group	12,600	60,578
†IHH Healthcare	148,100	174,673
IJM	58,300	109,813
IOI	196,300	288,463
†IOI Properties Group	91,449	74,515
†KLCC Property Holdings	23,300	45,241
Kuala Lumpur Kepong	32,400	240,391
Lafarge Malaysia	26,900	74,491
Malayan Banking	257,400	764,239
Maxis	155,400	331,447
†MISC	77,900	164,832
MMC	45,300	39,124
Nestle Malaysia	4,700	96,082
Petronas Chemicals Group	155,400	329,223
Petronas Dagangan	17,500	164,693
Petronas Gas	45,300	330,508
PPB Group	35,700	182,059
Public Bank	138,900	815,893
RHB Capital	46,700	120,548
†Sapurakencana Petroleum	206,000	284,604
Sime Darby	148,900	424,934

LVIP BlackRock Emerging Markets RPM Fund–4

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
SP Setia	50,500	$45,116
Telekom Malaysia	125,300	226,101
Tenaga Nasional	161,600	592,008
UEM Sunrise	73,400	49,566
UMW Holdings	21,600	72,750
Westports Holdings	44,700	34,590
YTL	288,200	135,146
†YTL Power International	204,120	98,217

		9,695,864

Mexico–4.05%
Alfa Class A	158,800	401,394
Alpek	17,877	31,850
America Movil	1,142,300	1,139,194
Arca Continental	17,700	105,599
†Cemex CPO	651,632	826,051
Coca-Cola Femsa	24,700	259,742
Compartamos	91,300	166,998
Concentradora Fibra Danhos	11,500	23,431
Controladora Comercial Mexicana	20,900	86,686
El Puerto de Liverpool	9,200	100,974
Fibra Uno Administracion	73,100	236,509
Fomento Economico Mexicano	97,400	908,385
Fresnillo	9,504	133,981
Grupo Aeroportuario del Pacifico Class B	19,600	114,758
Grupo Aeroportuario del Sureste Class B	12,100	148,624
Grupo Bimbo Class A	141,800	382,427
Grupo Carso Class A1	29,300	153,732
Grupo Comercial Chedraui	20,300	59,708
Grupo Elektra	3,665	113,404
Grupo Financiero Banorte	126,200	853,449
Grupo Financiero Inbursa	93,200	240,790
Grupo Financiero Santander Mexico Class B ADR	18,801	231,064
Grupo Lala	35,200	72,797
Grupo Mexico Class B	210,700	664,918
†Grupo Modelo Class C	12,900	119,737
Grupo Sanborns	19,200	32,810
Grupo Televisa CPO	161,200	1,075,449
†IDEAL Class B1	62,700	148,880
†Industrias CH Class B	9,300	51,581
Industrias Penoles	7,245	188,740
Infraestructura Energetica Nova	13,100	67,871
†Inmuebles Carso	20,900	21,131
Kimberly-Clark de Mexico Class A	93,000	248,252
Mexichem	52,900	186,389
†Minera Frisco	31,700	61,698
†OHL Mexico	33,100	85,846
†Organizacion Soriana Class B	16,400	50,498

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
†Promotora y Operadora de Infraestructura	11,300	$151,789
Wal-Mart de Mexico Series V	299,000	712,259

		10,659,395

Morocco–0.21%
Attijariwafa Bank	4,951	189,825
Banque Centrale Populaire	4,895	114,936
BMCE Bank	2,385	61,118
Douja Promotion Groupe Addoha	6,614	49,468
Maroc Telecom	10,485	128,559

		543,906

Peru–0.29%
Alicorp Class C	44,793	127,466
BBVA Banco Continental	16,631	30,407
Cia de Minas Buenaventura ADR	9,780	122,935
Credicorp	2,419	333,628
†Intercorp Financial Services	2,044	64,386
†Sociedad Minera Cerro Verde	1,206	23,517
Volcan Cia Minera Class B	148,577	56,549

		758,888

Philippines–1.11%
Aboitiz Equity Ventures	122,060	152,919
Aboitiz Power	132,000	109,779
Alliance Global Group	236,500	150,946
Ayala	10,620	137,417
Ayala Land	312,000	209,222
BDO Unibank	82,550	157,089
†Bloomberry Resorts	141,400	31,754
DMCI Holdings	49,000	76,640
Energy Development	491,400	62,243
Globe Telecom	2,200	81,882
GT Capital Holdings	3,670	64,540
International Container Terminal Services	50,510	122,005
JG Summit Holdings	149,349	165,218
Jollibee Foods	26,640	101,902
LT Group	204,900	80,000
Manila Electric	9,920	62,978
Metro Pacific Investments	556,000	58,912
Metropolitan Bank & Trust	52,432	90,718
Petron	207,800	54,544
Philippine Long Distance Telephone	5,420	330,568
San Miguel	21,640	36,760
SM Investments	17,162	270,595
SM Prime Holdings	419,500	137,313
†Top Frontier Investment Holdings	2,164	4,300
†Travellers International Hotel Group	87,700	17,668
Universal Robina	51,410	163,446

		2,931,358

LVIP BlackRock Emerging Markets RPM Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Poland–1.32%
Bank Handlowy w Warszawie	1,404	$52,848
Bank Pekao	7,027	457,419
Bank Zachodni WBK	1,588	216,946
Enea	8,060	42,541
†ING Bank Slaski	2,456	107,618
Jastrzebska Spolka Weglowa	2,305	34,960
KGHM Polska Miedz	7,933	286,064
LPP	53	155,783
mBank	698	124,523
Orange Polska	37,876	129,642
PGE	42,178	263,517
Polski Koncern Naftowy Orlen	18,142	259,440
Polskie Gornictwo Naftowe i Gazownictwo	98,285	144,365
Powszechna Kasa Oszczednosci Bank Polski	46,133	648,753
Powszechny Zaklad Ubezpieczen	3,166	449,887
Tauron Polska Energia	58,222	100,943

		3,475,249

Republic of Korea–11.98%
Amorepacific	181	214,161
AMOREPACIFIC Group	205	98,658
BS Financial Group	9,290	131,749
†Celltrion	3,149	130,100
Cheil Industries	2,621	176,873
CJ	832	106,526
CJ CheilJedang	459	123,965
Coway	2,794	195,737
Daelim Industrial	1,371	111,789
†Daewoo Engineering & Construction	10,770	80,568
Daewoo International	2,500	91,126
†Daewoo Securities	12,780	98,733
Daewoo Shipbuilding & Marine Engineering	4,930	148,797
Dongbu Insurance	2,911	150,997
Doosan	375	48,809
Doosan Heavy Industries & Construction	2,428	80,465
†Doosan Infracore	6,520	84,218
E-Mart	1,120	257,049
GS Holdings	3,376	153,157
Halla Visteon Climate Control	1,630	74,636
Hana Financial Group	16,025	587,193
Hankook Tire	3,860	219,551
Hanwha	3,020	91,232
Hanwha Chemical	4,540	82,749
Hanwha Life Insurance	13,130	86,167
Hyosung	1,206	87,208
Hyundai Department Store	813	108,581
Hyundai Development	2,510	70,959
Hyundai Engineering & Construction	4,081	215,216

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Glovis	857	$194,802
Hyundai Heavy Industries	2,334	464,100
Hyundai Hysco	503	26,113
Hyundai Mipo Dockyard	565	82,594
Hyundai Mobis	4,072	1,207,647
Hyundai Motor	8,832	2,087,455
Hyundai Rotem	1,190	33,416
Hyundai Steel	3,802	246,509
Hyundai Wia	793	127,767
Industrial Bank of Korea	11,250	143,014
Kangwon Land	6,710	195,659
KB Financial Group	12,610	442,261
@KCC	247	126,742
KEPCO Engineering & Construction	430	26,571
Kia Motors	14,997	837,708
Korea Aerospace Industries	4,520	144,367
Korea Electric Power	14,620	501,622
†Korea Gas	1,723	100,993
Korea Investment Holdings	2,130	73,815
Korea Zinc	487	152,201
†Korean Air Lines	1,522	55,350
KT&G	6,770	509,682
Kumho Petro Chemical	602	49,842
LG	5,240	285,499
LG Chem	2,423	579,562
†LG Display	12,320	309,647
LG Electronics	5,862	358,198
LG Household & Health Care	532	229,895
LG Uplus	14,470	142,079
Lotte Chemical	819	145,280
Lotte Shopping	528	166,243
LS	1,044	74,968
NAVER	1,684	1,229,930
NCSoft	767	157,390
†NHN Entertainment	883	79,853
†OCI	890	148,828
Orion	204	157,235
POSCO	3,834	1,069,963
Samsung C&T	7,005	407,103
Samsung Card	2,980	97,042
Samsung Electro-Mechanics	3,101	202,541
Samsung Electronics	6,365	8,043,062
†Samsung Engineering	1,777	119,860
Samsung Fire & Marine Insurance	2,069	465,846
Samsung Heavy Industries	8,540	256,621
Samsung Life Insurance	4,749	448,674
Samsung SDI	2,043	310,106
Samsung Securities	3,029	111,375
Samsung Techwin	2,129	116,088
Shinhan Financial Group	22,450	992,908
Shinsegae	381	82,752
SK C&C	867	122,015

LVIP BlackRock Emerging Markets RPM Fund–6

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Holdings	1,490	$270,493
†SK Hynix	29,680	1,006,643
SK Innovation	3,478	399,940
SK Telecom	2,334	473,459
S-Oil	2,993	173,594
†Woori Finance Holdings	22,100	252,105
Woori Investment & Securities	6,800	56,584

		31,480,580

Russia–5.29%
Aeroflot - Russian Airlines	15,728	24,794
Alrosa	31,500	32,428
Bashneft	2,485	136,126
E.ON Russia	530,000	36,731
†Federal Grid Unified Energy System	12,310,000	27,084
Gazprom	627,698	2,427,052
†Inter RAO	94,700,000	21,593
Lukoil	42,649	2,386,062
Magnit	2,851	658,862
†Magnitogorsk Iron & Steel Works	74,200	11,930
†Mail.ru Group GDR	7,699	273,032
MegaFon	5,251	148,318
MMC Norilsk Nickel	3,618	606,854
Mobile Telesystems	51,510	397,801
Moscow Exchange	58,060	96,079
Moscow United Electric Grid	407,900	11,951
†NOMOS-BANK GDR	2,922	36,057
NovaTek	128,764	1,289,477
Novolipetsk Steel	56,400	70,906
†=OTCPharm	2,532	33
†Pharmstandard	633	22,255
Phosagro	900	30,456
Polymetal International	12,454	129,020
Rosneft	63,320	424,319
=Rostelecom	61,500	144,319
RusHydro Management	5,489,000	87,606
†Russian Grids	457,000	6,910
Sberbank of Russia	582,730	1,395,047
Severstal	9,580	72,891
Sistema JSFC	161,100	163,754
Surgutneftegas	2,039,400	1,506,330
Tatneft	81,780	466,922
TMK	13,497	29,378
†United RUSAL	67,000	23,455
Uralkali	108,860	521,382
VTB Bank	169,410,000	191,571

		13,908,785

South Africa–6.36%
African Rainbow Minerals	7,982	157,906
†Anglo American Platinum	3,502	157,151
†AngloGold Ashanti	22,668	388,301

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa (continued)
Aspen Pharmacare Holdings	15,675	$418,363
Assore	2,410	93,405
Barclays Africa Group	20,723	293,510
Barloworld	10,939	114,570
Bidvest Group	17,307	457,315
Capitec Bank Holdings	4,139	76,483
Discovery	19,212	153,917
Exxaro Resources	8,203	108,975
FirstRand	196,146	672,579
Foschini Group	9,628	97,829
Gold Fields	40,401	152,863
†Harmony Gold Mining	20,018	61,115
Impala Platinum Holdings	30,779	349,720
Imperial Holdings	10,909	195,126
Kumba Iron Ore	5,921	212,185
Liberty Holdings	9,203	108,581
Life Healthcare Group Holdings	56,209	205,392
Massmart Holdings	6,144	80,069
Mediclinic International	27,431	194,772
MMI Holdings	68,754	160,826
Mr Price Group	11,231	167,874
MTN Group	106,001	2,169,683
Naspers Class N	23,431	2,582,128
Nedbank Group	13,263	281,939
Netcare	88,367	196,099
Pick n Pay Stores	13,295	65,123
PPC	36,375	100,897
Rand Merchant Insurance Holdings	50,997	139,230
Remgro	26,574	516,938
RMB Holdings	39,866	181,454
Sanlam	103,336	564,511
Santam	3,100	57,219
Sasol	36,007	2,013,867
Shoprite Holdings	23,518	354,919
Standard Bank Group	70,727	931,879
Steinhoff International Holdings	112,301	543,187
Tiger Brands	10,022	258,962
Truworths International	22,103	161,946
Tsogo Sun Holdings	15,423	37,095
Vodacom Group	17,305	213,567
Woolworths Holdings	40,437	281,427

		16,730,897

Taiwan–9.09%
†Acer	163,000	96,274
Advanced Semiconductor Engineering	320,000	355,125
Asia Cement	156,260	195,266
Asustek Computer	43,000	426,081
†AU Optronics	455,000	161,089
Catcher Technology	40,000	290,435
Cathay Financial Holding	433,422	633,549
Chang Hwa Commercial Bank	200,160	118,784

LVIP BlackRock Emerging Markets RPM Fund–7

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Cheng Shin Rubber Industry	73,750	$210,858
†China Airlines	149,000	49,258
China Development Financial Holding	771,000	220,988
China Steel	706,240	595,440
Chunghwa Telecom	218,000	670,818
Compal Electronics	217,000	153,967
CTBC Financial Holding	818,757	512,928
Delta Electronics	121,000	749,382
E.Sun Financial Holding	307,300	185,433
†Epistar	48,000	115,618
†Eva Airways	91,000	45,838
†Evergreen Marine Taiwan	88,000	51,516
Far Eastern New Century	207,540	220,898
Far EasTone Telecommunications	96,000	203,212
First Financial Holding	343,240	204,263
Formosa Chemicals & Fibre	306,070	741,247
Formosa Petrochemical	101,000	257,534
Formosa Plastics	306,560	768,580
Foxconn Technology	48,250	114,022
Fubon Financial Holding	461,000	626,775
Hon Hai Precision Industry	590,700	1,677,439
Hotai Motor	27,000	326,556
HTC	45,000	226,508
Hua Nan Financial Holdings	360,200	204,300
†Innolux	394,000	135,624
Largan Precision	5,000	237,665
Lite-On Technology	132,542	198,154
MediaTek	78,910	1,168,001
Mega Financial Holding	557,423	432,594
Nan Ya Plastics	324,800	689,676
Novatek Microelectronics	26,000	119,508
Pegatron	90,000	134,266
Pou Chen	135,000	191,045
President Chain Store	31,000	218,710
Quanta Computer	138,000	372,070
Shin Kong Financial Holding	515,222	163,074
Siliconware Precision Industries	172,000	228,550
SinoPac Financial Holdings	432,069	208,410
Synnex Technology International	75,000	120,880
Taishin Financial Holding	416,874	189,191
Taiwan Cement	208,000	321,713
Taiwan Cooperative Financial Holding	337,800	181,029
Taiwan Fertilizer	41,000	86,049
Taiwan Glass Industry	108,000	104,344
Taiwan Mobile	102,000	320,312
Taiwan Semiconductor Manufacturing	1,375,000	5,409,998
TPK Holding	14,000	83,276
Uni-President Enterprises	242,300	422,120
United Microelectronics	697,000	295,875
Wistron	134,150	110,537
Yuanta Financial Holding	521,000	263,317
Yulon Motor	32,000	52,963

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Yulon Nissan Motor	1,000	$12,692

		23,881,624

Thailand–2.01%
Advanced Info Service NVDR	62,700	438,097
Airports of Thailand - Foreign	27,300	163,337
Bangkok Bank NVDR	25,500	140,644
Bangkok Dusit Medical Services - Foreign	21,600	88,598
†Bank of Ayudhya NVDR	100,000	115,651
Banpu - Foreign Class F	62,000	53,539
BEC World - Foreign	62,000	104,210
Berli Jucker - Foreign	24,400	36,873
Big C Supercenter - Foreign	7,500	42,444
Big C Supercenter NVDR	13,800	78,225
BTS Group Holdings - Foreign	81,000	20,984
BTS Group Holdings NVDR	123,400	32,034
Central Pattana - Foreign	84,900	123,062
Charoen Pokphand Foods - Foreign	194,700	168,130
CP ALL NVDR	249,900	335,642
Glow Energy - Foreign	31,400	73,598
Home Product Center - Foreign	61,367	18,453
Home Product Center NVDR	127,600	38,419
Indorama Ventures - Foreign	80,500	56,853
IRPC - Foreign	586,900	62,265
Kasikornbank NVDR	65,000	357,862
Krung Thai Bank - Foreign	209,100	120,591
Land & Houses NVDR	116,700	34,699
Minor International - Foreign	35,900	27,458
Minor International NVDR	67,800	52,020
PTT Exploration & Production NVDR	95,900	464,514
PTT Global Chemical NVDR	87,100	194,286
PTT NVDR	49,500	456,467
Robinson Department Store - Foreign	10,100	16,431
Robinson Department Store NVDR	10,200	16,640
†SCB Life Assurance NVDR	1,400	47,066
Shin - Foreign	9,500	22,706
Shin NVDR	35,400	84,564
Siam Cement NVDR	16,200	209,356
Siam City Cement	1,700	18,140
Siam City Cement NVDR	3,500	37,440
Siam Commercial Bank - Foreign	12,600	61,203
Siam Commercial Bank NVDR	75,500	367,672
Thai Oil - Foreign	51,200	83,688
Thai Union Frozen Products - Foreign	30,700	65,092
TMB Bank - Foreign	917,700	69,623
Total Access Communication - Foreign	300	1,087
Total Access Communication NVDR	54,100	194,871
†True - Foreign	96,900	20,620
True NVDR	371,600	79,362

		5,294,516

LVIP BlackRock Emerging Markets RPM Fund–8

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey–1.24%
Akbank	91,735	$291,536
Anadolu Efes Biracilik Ve Malt Sanayii	13,470	149,900
Arcelik	11,710	65,412
BIM Birlesik Magazalar	11,687	263,235
Coca-Cola Icecek	4,593	110,494
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	48,916	57,590
Enka Insaat ve Sanayi	31,446	93,873
Eregli Demir ve Celik Fabrikalari	71,811	92,621
†Finansbank	3,400	4,270
Ford Otomotiv Sanayi	4,019	40,989
Haci Omer Sabanci Holding	52,019	201,885
KOC Holding	43,032	181,393
Koza Altin Isletmeleri	2,997	25,891
Tofas Turk Otomobil Fabrikasi	6,590	37,428
Tupras Turkiye Petrol Rafinerileri	7,109	150,377
Turk Hava Yollari	34,558	106,413
Turk Telekomunikasyon	37,944	105,323
†Turkcell Iletisim Hizmetleri	44,059	246,781
Turkiye Garanti Bankasi	117,372	401,158
Turkiye Halk Bankasi	33,575	207,941
Turkiye Is Bankasi Class C	76,918	170,769
Turkiye Sise ve Cam Fabrikalari	27,241	29,534
Turkiye Vakiflar Bankasi Tao Class D	80,810	152,551
Yapi ve Kredi Bankasi	34,564	65,588

		3,252,952

United Arab Emirates–0.75%
Abu Dhabi Commercial Bank	155,301	308,657
DP World	9,000	161,097
Dragon Oil	15,193	143,492
Dubai Financial Market	109,564	102,488
Dubai Islamic Bank	50,000	83,774
Emaar Properties	175,967	477,830
First Gulf Bank	62,650	278,093
National Bank of Abu Dhabi	78,388	290,799
Union National Bank	61,399	116,908

		1,963,138

Total Common Stock (Cost $190,213,402)		203,366,838

EXCHANGE-TRADED FUNDS–5.03%
iShares India 50	256,564	6,598,826
iShares MSCI Chile Capped	83,158	3,787,847
iShares MSCI India	107,200	2,833,296

Total Exchange-Traded Funds (Cost $12,833,784)		13,219,969

ΔPREFERRED STOCK–4.97%
Brazil–3.77%
AES Tiete 10.96%	3,800	30,246

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Brazil (continued)
Alpargatas 2.40%	8,230	$46,043
Banco Bradesco 3.08%	120,030	1,645,944
Banco do Estado do Rio Grande do Sul 5.48%	8,800	50,474
Bradespar 6.40%	13,800	120,434
Braskem 3.80%	6,900	54,220
Centrais Eletricas Brasileiras 14.35%	16,900	81,573
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.91%	5,100	223,284
Cia de Gas de Sao Paulo Class A 2.07%	1,100	24,004
Cia de Transmissao de Energia Eletrica Paulista 6.08%	1,900	20,605
Cia Energetica de Minas Gerais 6.75%	47,928	324,384
Cia Energetica de Sao Paulo Class B 5.02%	10,300	120,610
Cia Paranaense de Energia Class B 5.26%	6,200	81,518
Gerdau 2.20%	50,100	320,516
Itau Unibanco Holding 3.32%	143,070	2,136,108
Itausa - Investimentos Itau 4.06%	151,880	618,510
Klabin 3.00%	133,000	137,900
Lojas Americanas 0.71%	23,600	173,993
Marcopolo 3.41%	26,900	54,002
Metalurgica Gerdau 2.35%	16,600	126,560
Oi 11.01%	44,400	60,728
Petroleo Brasileiro 10.98%	232,400	1,609,830
Suzano Papel e Celulose 1.18%	12,500	45,941
Telefonica Brasil 7.07%	14,800	313,174
†Usinas Siderurgicas de Minas Gerais	20,500	92,257
Vale 6.98%	111,400	1,390,964

		9,903,822

Colombia–0.20%
Banco Davivienda 3.55%	5,465	69,562
Bancolombia 2.79%	18,100	250,397
Grupo Argos 1.14%	8,136	84,416
Grupo Aval Acciones y Valores 3.97%	65,853	43,247
Grupo de Inversiones Suramericana 2.67%	5,074	94,175

		541,797

Republic of Korea–0.71%
Amorepacific 1.22%	154	76,467
Hyundai Motor 1.41%	2,116	302,450
1.49%	1,344	171,834
LG Chem 2.72%	424	59,191
LG Electronics 0.88%	1,600	41,273
LG Household & Health Care 1.62%	184	39,914
Samsung Electronics 1.33%	1,141	1,136,158

LVIP BlackRock Emerging Markets RPM Fund–9

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Republic of Korea (continued)
Samsung Fire & Marine Insurance 1.84%	250	$34,628

		1,861,915

Russia–0.29%
AK Transneft 0.85%	91	197,956
Bashneft 2.37%	2,295	93,987
†RN Holding	19,500	29,948
=Rostelecom 5.68%	8,225	12,712
Sberbank of Russia 5.33%	45,800	88,013
†Surgutneftegas	433,600	315,041
†Tatneft	7,000	23,191

		760,848

Total Preferred Stock (Cost $13,138,256)		13,068,382

RIGHTS–0.00%
Brazil–0.00%
†Itausa - Investimentos Itau	3,578	4,963

		4,963

	Number of Shares	Value (U.S. $)

RIGHTS (continued)
United States–0.00%
†Taishin Financial Holding	26,403	$1,561

		1,561

Total Rights (Cost $0)		6,524

MONEY MARKET FUND–11.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	29,184,603	29,184,603

Total Money Market Fund (Cost $29,184,603)		29,184,603

TOTAL VALUE OF SECURITIES–98.48% (Cost $245,370,045)	258,846,316
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.52%	3,998,564

NET ASSETS APPLICABLE TO 26,829,400 SHARES OUTSTANDING–100.00%	$262,844,880

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $932,058, which represents 0.35% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
«	Includes $2,819,440 cash pledged as collateral for futures contracts as of March 31, 2014.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $1,159,547, which represents 0.44% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $157,064, which represents 0.06% of the Fund’s net assets.
☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets RPM Fund –10

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1082 E-mini MSCI Emerging Markets Index	$51,803,787	$53,348,010	6/23/14	$1,544,223

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

NVDR–Nonvoting Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$42,785,988	$160,436,498	$144,352	$203,366,838
Investment Companies	42,404,572	—	—	42,404,572
Preferred Stock	10,644,096	2,411,574	12,712	13,068,382
Rights	—	6,524	—	6,524

Total	$95,834,656	$162,854,596	$157,064	$258,846,316

Futures Contracts	$1,544,223	$—	$—	$1,544,223

As a result of utilizing international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP BlackRock Emerging Markets RPM Fund –11

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.28%
Aerospace & Defense–6.80%
Honeywell International	91,780	$8,513,513
Lockheed Martin	33,550	5,476,702
Northrop Grumman	77,740	9,591,561
Raytheon	140,470	13,877,031
United Technologies	104,060	12,158,370

		49,617,177

Air Freight & Logistics–1.01%
United Parcel Service Class B	75,920	7,393,090

		7,393,090

Auto Components–0.52%
Johnson Controls	80,420	3,805,474

		3,805,474

Beverages–1.79%
Coca-Cola	133,400	5,157,244
Diageo	255,038	7,921,489

		13,078,733

Capital Markets–0.70%
Morgan Stanley	163,240	5,088,191

		5,088,191

Chemicals–2.98%
Dow Chemical	102,150	4,963,469
duPont (E.I.) deNemours	170,660	11,451,286
Olin	48,100	1,328,041
Praxair	30,470	3,990,656

		21,733,452

Commercial Banks–8.78%
Fifth Third Bancorp	371,510	8,526,155
M&T Bank	14,380	1,744,294
SunTrust Banks	283,770	11,291,208
Toronto-Dominion Bank	147,170	6,900,820
U.S. Bancorp	264,890	11,353,185
Wells Fargo	488,340	24,290,032

		64,105,694

Communications Equipment–0.72%
QUALCOMM	66,910	5,276,523

		5,276,523

Consumer Finance–1.40%
American Express	113,160	10,187,795

		10,187,795

Containers & Packaging–1.28%
International Paper	105,970	4,861,904
MeadWestvaco	119,890	4,512,660

		9,374,564

Diversified Financial Services–5.33%
Bank of America	140,600	2,418,320

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Citigroup	162,180	$7,719,768
CME Group	67,110	4,966,811
JPMorgan Chase	392,520	23,829,889

		38,934,788

Diversified Telecommunication Services–2.63%
BCE	46,910	2,023,697
Motorola Solutions	82,500	5,303,925
Verizon Communications	249,210	11,854,920

		19,182,542

Electric Utilities–2.10%
Duke Energy	40,060	2,853,073
ITC Holdings	54,160	2,022,876
NextEra Energy	79,580	7,609,440
Northeast Utilities	62,270	2,833,285

		15,318,674

Electrical Equipment–0.40%
Rockwell Automation	23,680	2,949,344

		2,949,344

Energy Equipment & Services–0.57%
Schlumberger	42,330	4,127,175

		4,127,175

Food & Staples Retailing–0.52%
Wal-Mart Stores	49,900	3,813,857

		3,813,857

Food Products–2.42%
General Mills	94,970	4,921,345
Kraft Foods Group	60,466	3,392,142
Mondelez International Class A	188,330	6,506,801
Unilever	69,950	2,876,344

		17,696,632

Health Care Equipment & Supplies–0.32%
Abbott Laboratories	61,290	2,360,278

		2,360,278

Health Care Providers & Services–0.40%
Quest Diagnostics	50,940	2,950,445

		2,950,445

Hotels, Restaurants & Leisure–1.32%
McDonald’s	98,220	9,628,507

		9,628,507

Household Products–1.83%
Kimberly-Clark	46,490	5,125,523
Procter & Gamble	102,190	8,236,514

		13,362,037

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–3.74%
3M	53,860	$7,306,648
General Electric	772,200	19,992,258

		27,298,906

Insurance–4.77%
ACE	86,690	8,587,511
Chubb	55,600	4,965,080
MetLife	60,450	3,191,760
Prudential Financial	140,450	11,889,093
Travelers	73,120	6,222,512

		34,855,956

IT Services–1.80%
Automatic Data Processing	26,860	2,075,204
International Business Machines	57,600	11,087,424

		13,162,628

Leisure Equipment & Products–0.52%
Mattel	93,810	3,762,719

		3,762,719

Media–2.93%
Comcast Special Class A	352,690	17,197,164
Disney (Walt)	52,590	4,210,881

		21,408,045

Metals & Mining–1.37%
BHP Billiton	241,061	8,169,938
Southern Copper	61,870	1,801,036

		9,970,974

Multi-Utilities–1.95%
Dominion Resources	106,260	7,543,397
Sempra Energy	37,890	3,666,236
Wisconsin Energy	64,310	2,993,631

		14,203,264

Oil, Gas & Consumable Fuels–12.07%
Chevron	165,850	19,721,223
ConocoPhillips	52,400	3,686,340
Enbridge	199,490	9,061,739
Exxon Mobil	146,750	14,334,540
Kinder Morgan	125,140	4,065,799
Marathon Oil	154,500	5,487,840
Marathon Petroleum	72,700	6,327,808
Occidental Petroleum	73,060	6,961,887
Phillips 66	33,980	2,618,499
Royal Dutch Shell Class A	49,745	1,817,627
Spectra Energy	87,180	3,220,429
Total ADR	165,340	10,846,304

		88,150,035

Pharmaceuticals–8.06%
AbbVie	61,290	3,150,306

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb	229,250	$11,909,537
Johnson & Johnson	124,660	12,245,352
Merck	262,600	14,907,802
Pfizer	518,970	16,669,316

		58,882,313

Real Estate Investment Trusts–0.74%
American Tower	31,740	2,598,554
Weyerhaeuser	95,920	2,815,252

		5,413,806

Road & Rail–1.27%
CSX	82,130	2,379,306
Union Pacific	36,870	6,919,024

		9,298,330

Semiconductors & Semiconductor Equipment–1.20%
Intel	338,680	8,741,331

		8,741,331

Software–1.77%
Microsoft	315,840	12,946,282

		12,946,282

Specialty Retail–2.17%
Home Depot	199,860	15,814,922

		15,814,922

Textiles, Apparel & Luxury Goods–1.13%
VF	133,370	8,252,936

		8,252,936

Tobacco–1.33%
Altria Group	83,310	3,118,293
Philip Morris International	80,190	6,565,155

		9,683,448

Water Utilities–0.64%
American Water Works	103,540	4,700,716

		4,700,716

Total Common Stock (Cost $551,864,437)		666,531,583

MONEY MARKET FUND–8.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	60,649,705	60,649,704

Total Money Market Fund (Cost $60,649,705)		60,649,704

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.58% (Cost $612,514,142)	$727,181,287
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	3,051,115

NET ASSETS APPLICABLE TO 41,898,485 SHARES OUTSTANDING–100.00%	$730,232,402

«	Includes $1,089,900 cash pledged as collateral for futures contracts as of March 31, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	EUR	(13,000)	USD	17,857	4/1/14	$(52)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
252 E-mini S&P 500 Index	$23,444,946	$23,493,960	6/23/14	$49,014

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNP–Banque Paribas

EUR–European Monetary Unit

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$648,622,529	$17,909,054	$666,531,583
Money Market Fund	60,649,704	—	60,649,704

Total	$709,272,233	$17,909,054	$727,181,287

Foreign Currency Exchange Contracts	$—	$(52)	$(52)

Futures Contracts	$49,014	$—	$49,014

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at March 31, 2014, a portion of the Fund’s common stock were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Global Allocation V.I. RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.50%
International Equity Fund–95.69%
*BlackRock Global Allocation V.I. Fund	25,511,267	$451,804,545

		451,804,545

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–3.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	18,001,408	$18,001,408

		18,001,408

Total Unaffiliated Investment Companies (Cost $465,186,094)		469,805,953

TOTAL VALUE OF SECURITIES–99.50% (Cost $465,186,094)	469,805,953
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	2,339,629

NET ASSETS APPLICABLE TO 44,237,343 SHARES OUTSTANDING–100.00%	$472,145,582

*	Class I shares.
«	Includes $626,905 cash and $447,268 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
19 British Pound Currency	$1,973,227	$1,978,612	6/17/14	$5,385
39 E-mini MSCI Emerging Markets Index	1,922,128	1,922,895	6/23/14	767
21 E-mini Russell 2000 Index	2,435,328	2,458,050	6/23/14	22,722
65 E-mini S&P 500 Index	6,033,658	6,059,950	6/23/14	26,292
20 Euro Currency	3,441,260	3,443,500	6/17/14	2,240
71 Euro STOXX 50 Index	3,030,291	3,032,208	6/23/14	1,917
16 FTSE 100 Index	1,750,436	1,745,492	6/23/14	(4,944)
20 Japanese Yen Currency	2,434,760	2,423,000	6/17/14	(11,760)
15 Nikkei 225 Index (OSE)	2,156,826	2,155,315	6/13/14	(1,511)

	$25,177,914			$41,108

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$469,805,953

Futures Contracts	$41,108

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP BlackRock Global Allocation V.I. RPM Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–16.00%
Fannie Mae S.F. 30 yr 4.00% 3/1/44	99,258,496	$103,215,208
Freddie Mac S.F. 30 yr 4.00% 3/1/44	77,350,000	80,294,660

Total Agency Mortgage-Backed Securities (Cost $183,475,795)		183,509,868

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.98%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	976,689
Banc of America Merrill Lynch Commercial Mortgage
•Series 2005-5 A4 5.115% 10/10/45	789,000	828,435
•Series 2005-5 AM 5.176% 10/10/45	601,000	639,228
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	889,186
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	907,009	908,925
Series 2005-GG4 A4 4.761% 7/10/39	432,693	445,501
Series 2005-GG4 A4A 4.751% 7/10/39	2,230,491	2,293,185
Greenwich Capital Commercial Funding
Series 2005-GG3 A3 4.569% 8/10/42	52,114	52,063
•Series 2005-GG3 A4 4.799% 8/10/42	564,000	573,433
#GS Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	889,356
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.174% 5/15/48	798,000	775,127
LB-UBS Commercial Mortgage Trust
•Series 2004-C4 A4 6.00% 6/15/29	74,108	74,159
•Series 2005-C5 AM 5.017% 9/15/40	751,000	787,451
•Series 2005-C7 AM 5.263% 11/15/40	667,000	710,153
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	341,887

Total Commercial Mortgage-Backed Securities (Cost $11,629,811)		11,184,778

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.13%
Consumer Finance–0.04%
Caterpillar Financial Services 1.125% 12/15/14	488,000	$490,795

		490,795

Diversified Telecommunication Services–0.03%
AT&T 5.10% 9/15/14	289,000	295,088

		295,088

Media–0.02%
DIRECTV Holdings 4.75% 10/1/14	233,000	237,585

		237,585

Pharmaceuticals–0.04%
Sanofi 1.20% 9/30/14	507,000	509,248

		509,248

Total Corporate Bonds (Cost $1,532,321)		1,532,716

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.27%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33	179,707	188,228
Series 2003-6 1A4 5.50% 5/25/33	314,865	329,457
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	135,575	138,593
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	458,489	478,231
CHL Mortgage Pass Through Trust ¿Series 2003-35 1A3 5.00% 9/25/18	146,077	150,010
¿Series 2004-5 2A4 5.50% 5/25/34	254,980	269,931
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33	320,865	336,588
•PHHMC Trust Series 2007-6 A1 5.633% 12/18/37	330,123	335,190
•Sequoia Mortgage Trust Series 2011-1 A1 4.125% 2/25/41	85,584	87,200
¿WaMu Mortgage Pass Through Certificates Series 2003-S11 3A5 5.95% 11/25/33	401,570	428,380

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 1A14 5.25% 1/25/34		268,564	$285,442
Series 2007-3 3A1 5.50% 4/25/22		113,026	116,655

Total Non-Agency Collarterized Mortgage Obligations (Cost $3,140,317)			3,143,905

ΔSOVEREIGN BONDS–18.97%
Brazil–1.02%
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/16	BRL	1,082,800	11,650,321

			11,650,321

France–5.84%
France Government Bond O.A.T. 3.25% 4/25/16	EUR	45,800,000	67,016,169

			67,016,169

Germany–9.92%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	4,550,007	6,612,398
Bundesschatzanweisungen 0.25% 3/11/16	EUR	37,450,000	51,692,154
Deutsche Bundesrepublik Inflation Linked Bond 1.50% 4/15/16	EUR	38,553,983	55,508,321

			113,812,873

Italy–1.76%
Italy Buoni Poliennali Del Tesoro Inflation Linked 2.10% 9/15/16	EUR	13,919,275	20,151,175

			20,151,175

Japan–0.08%
Japanese Government CPI Linked Bond 1.10% 12/10/16	JPY	84,900,000	926,326

			926,326

New Zealand–0.35%
New Zealand Government Bond 3.00% 9/20/30	NZD	4,584,000	4,043,256

			4,043,256

Total Sovereign Bonds (Cost $213,308,255)			217,600,120

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–53.47%
U.S. Treasury Inflation Index Bonds 0.625% 2/15/43	42,038,777	$35,279,740
0.75% 2/15/42	18,704,485	16,340,817
1.375% 2/15/44	6,160,186	6,300,712
1.75% 1/15/28	27,092,212	30,059,649
2.00% 1/15/26	15,898,286	18,127,766
2.125% 2/15/40	6,813,630	8,172,894
2.125% 2/15/41	8,153,616	9,813,806
2.375% 1/15/25	50,281,060	59,275,603
2.375% 1/15/27	22,811,531	27,115,429
2.50% 1/15/29	20,028,387	24,353,277
3.375% 4/15/32	2,560,431	3,544,098
3.625% 4/15/28	18,578,094	25,290,879
3.875% 4/15/29	27,111,159	38,324,239
U.S. Treasury Inflation Index Notes
0.125% 4/15/18	46,981,422	48,089,769
0.125% 1/15/22	25,140,818	24,653,714
0.125% 7/15/22	17,266,800	16,925,522
0.125% 1/15/23	38,041,009	36,839,149
0.375% 7/15/23	38,859,099	38,464,446
¥0.625% 7/15/21	19,908,438	20,516,454
0.625% 1/15/24	32,841,225	32,979,782
1.125% 1/15/21	12,939,307	13,747,004
1.25% 7/15/20	24,666,352	26,604,980
1.375% 1/15/20	26,430,502	28,588,315
1.875% 7/15/19	5,409,727	6,025,506
2.125% 1/15/19	16,064,460	17,952,034

Total U.S. Treasury Obligations (Cost $622,579,949)		613,385,584

	Number of Shares
MONEY MARKET FUNDS–9.38%
BlackRock Sweep	75,845,181	75,845,181
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	31,802,083	31,802,083

Total Money Market Funds (Cost $107,647,264)		107,647,264

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.20% (Cost $1,143,313,712)	$1,138,004,235
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	9,124,400

NET ASSETS APPLICABLE TO 110,990,283 SHARES OUTSTANDING–100.00%	$1,147,128,635

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $3,530,358, which represents 0.31% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
«	Includes $3,622,000 cash pledged as collateral for futures contracts as of March 31, 2014.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(59,347,000)	USD	81,776,397	4/22/14	$20,702
BCLY	CAD	(1,452,000)	USD	1,323,208	4/22/14	10,264
BCLY	GBP	(680,000)	USD	1,121,762	4/22/14	(11,749)
BCLY	JPY	(615,055,000)	USD	5,987,353	4/15/14	27,613
CITI	NOK	3,129,000	USD	(516,865)	4/15/14	5,412
DB	AUD	(255,000)	NOK	1,362,301	4/15/14	(8,830)
DB	EUR	(415,000)	USD	576,262	4/15/14	4,555
DB	JPY	23,655,000	USD	(230,216)	4/15/14	(1,005)
DB	MXN	113,775,000	USD	(8,535,451)	4/15/14	169,183
DB	NOK	(2,730,000)	USD	457,002	4/15/14	1,323
DB	NZD	270,000	USD	(228,278)	4/15/14	5,751
GSC	CAD	1,812,000	USD	(1,614,696)	4/22/14	23,773
GSC	EUR	(87,499,000)	USD	120,581,584	4/22/14	44,041
JPMC	AUD	(9,280,000)	NOK	49,601,516	4/15/14	(317,267)
UBS	BRL	(20,000,000)	USD	8,571,584	5/5/14	(172,063)
UBS	EUR	(20,240,000)	USD	28,112,814	4/15/14	230,038
UBS	NZD	413,000	USD	(348,237)	4/15/14	9,741
WBS	JPY	(94,416,000)	USD	922,174	4/22/14	7,271

						$48,753

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(351) 90 Day Euro Future	$(87,079,288)	$(86,973,412)	9/15/15	$105,876
351 90 Day Euro Future	85,240,123	85,156,987	9/18/17	(83,136)
(801) Euro-Schatz	(121,770,828)	(121,842,693)	6/9/14	(71,865)
179 U.S. Treasury 2 yr Notes	39,343,855	39,301,687	7/1/14	(42,168)
197 U.S. Treasury 5 yr Notes	23,437,129	23,433,765	7/1/14	(3,364)
(786) U.S. Treasury 10 yr Notes	(96,934,826)	(97,071,000)	7/1/14	(136,174)
(683) U.S. Treasury Long Bond	(90,408,421)	(90,988,406)	6/19/14	(579,985)
(321) U.S. Ultra Bonds	(45,415,321)	(46,374,468)	6/20/14	(959,147)

	$(293,587,577)			$(1,769,963)

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$341,288,668	4/28/14	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.504%.	$792,591	*

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

*	Swap contract was fair valued at March 31, 2014.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

S.F.–Single Family

UBS–Union Bank of Switzerland

USD–United States Dollar

WBS–Wetspac Banking Sydney

yr–Year

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$197,838,551	$—	$197,838,551
Corporate Debt	—	1,532,716	—	1,532,716
Sovereign Bonds	—	217,600,120	—	217,600,120
U.S. Treasury Obligations	—	613,385,584	—	613,385,584
Money Market Funds	107,647,264	—	—	107,647,264

Total	$107,647,264	$1,030,356,971	$—	$1,138,004,235

Foreign Currency Exchange Contracts	$—	$48,753	$—	$48,753

Futures Contracts	$(1,769,963)	$—	$—	$(1,769,963)

Index Swap Contract	$—	$—	$792,591	$792,591

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP Capital Growth Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.84%
Aerospace & Defense–1.99%
Precision Castparts	13,890	$3,510,836
Safran ADR	310,915	5,360,175

		8,871,011

Automobiles–1.48%
Harley-Davidson	98,560	6,565,082

		6,565,082

Beverages–4.64%
Anheuser-Busch InBev ADR	52,615	5,540,359
Diageo ADR	31,640	3,942,028
Keurig Green Mountain	52,055	5,496,487
†Monster Beverage	81,525	5,661,911

		20,640,785

Biotechnology–6.27%
†Biogen Idec	27,395	8,379,309
†Gilead Sciences	172,060	12,192,172
†Regeneron Pharmaceuticals	16,695	5,013,175
†Vertex Pharmaceuticals	32,460	2,295,571

		27,880,227

Capital Markets–1.96%
BlackRock	21,980	6,912,270
TD AmeriTrade Holding	53,070	1,801,727

		8,713,997

Chemicals–2.94%
Monsanto	68,795	7,826,807
Sherwin-Williams	26,730	5,269,285

		13,096,092

Communications Equipment–0.83%
†Juniper Networks	143,625	3,699,780

		3,699,780

Computers & Peripherals–1.07%
Apple	8,860	4,755,516

		4,755,516

Construction Materials–0.41%
Eagle Materials	20,755	1,840,138

		1,840,138

Consumer Finance–1.20%
American Express	59,105	5,321,223

		5,321,223

Electrical Equipment–2.42%
AMETEK	106,560	5,486,774
Eaton	70,315	5,282,063

		10,768,837

Food & Staples Retailing–1.86%
CVS Caremark	87,890	6,579,445

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
Whole Foods Market	33,460	$1,696,757

		8,276,202

Food Products–2.14%
Mead Johnson Nutrition	30,865	2,566,116
Mondelez International Class A	201,475	6,960,961

		9,527,077

Health Care Equipment & Supplies–2.27%
Covidien	73,375	5,404,803
†Intuitive Surgical	10,750	4,708,393

		10,113,196

Health Care Providers & Services–0.25%
McKesson	6,370	1,124,751

		1,124,751

Hotels, Restaurants & Leisure–7.08%
Dunkin’ Brands Group	127,450	6,395,441
†Panera Bread Class A	10,920	1,927,052
Starwood Hotels & Resorts Worldwide	83,950	6,682,420
Wyndham Worldwide	70,630	5,172,235
Wynn Resorts	30,515	6,778,907
Yum Brands	60,140	4,533,955

		31,490,010

Household Durables–4.37%
D.R.Horton	336,475	7,284,684
Harman International Industries	41,960	4,464,544
Lennar Class A	193,690	7,673,998

		19,423,226

Internet & Catalog Retail–3.69%
†Amazon.com	3,600	1,211,472
†NetFlix	6,270	2,207,228
†priceline Group	6,940	8,271,717
†TripAdvisor	52,180	4,726,986

		16,417,403

Internet Software & Services–7.35%
†Facebook Class A	181,595	10,939,283
†Google Class A	15,660	17,453,227
†LinkedIn Class A	23,305	4,310,027

		32,702,537

IT Services–6.81%
†Alliance Data Systems	27,235	7,420,176
†Cognizant Technology Solutions Class A	176,075	8,911,156
MasterCard Class A	102,740	7,674,678
Visa Class A	29,220	6,307,429

		30,313,439

Media–6.75%
Comcast Class A	118,225	5,913,615

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†DIRECTV	56,640	$4,328,429
Disney (Walt)	99,430	7,961,360
†Sirius XM Holdings	958,760	3,068,032
Twenty-First Century Fox Class A	274,515	8,776,244

		30,047,680

Multiline Retail–0.35%
†Dollar General	28,255	1,567,587

		1,567,587

Oil, Gas & Consumable Fuels–1.57%
†Cobalt International Energy	162,870	2,983,778
†Continental Resources	32,130	3,992,795

		6,976,573

Pharmaceuticals–5.16%
†Actavis	23,030	4,740,725
Allergan	47,635	5,911,503
Bristol-Myers Squibb	140,840	7,316,638
Merck	88,090	5,000,869

		22,969,735

Professional Services–3.65%
Equifax	77,557	5,276,203
†IHS Class A	45,174	5,488,641
Nielsen Holdings	122,340	5,460,034

		16,224,878

Real Estate Investment Trusts–0.83%
American Tower	45,320	3,710,348

		3,710,348

Road & Rail–3.09%
†Hertz Global Holdings	192,475	5,127,534
Hunt (J.B.) Transport Services	59,110	4,251,191
Kansas City Southern	42,915	4,379,905

		13,758,630

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–6.14%
Intuit	78,470	$6,099,473
Oracle	188,345	7,705,194
†salesforce.com	116,270	6,637,854
†ServiceNow	60,855	3,646,432
†Splunk	45,315	3,239,569

		27,328,522

Specialty Retail–7.39%
†AutoZone	15,815	8,494,237
Home Depot	155,330	12,291,263
Lowe’s	143,900	7,036,710
Ross Stores	70,965	5,077,546

		32,899,756

Textiles, Apparel & Luxury Goods–3.66%
†lululemon athletica	93,455	4,914,798
†Michael Kors Holdings	43,565	4,063,308
PVH	33,070	4,126,144
Ralph Lauren	19,820	3,189,633

		16,293,883

Trading Companies & Distributors–0.22%
Grainger (W.W.)	3,820	965,161

		965,161

Total Common Stock (Cost $312,037,013)		444,283,282

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	134,173	134,173

Total Money Market Fund (Cost $134,173)		134,173

TOTAL VALUE OF SECURITIES–99.87% (Cost $312,171,186)	444,417,455
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	564,820

NET ASSETS APPLICABLE TO 11,797,822 SHARES OUTSTANDING–100.00%	$444,982,275

†	Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Common Stock	$444,283,282
Money Market Fund	134,173

Total	$444,417,455

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Capital Growth Fund–3

LVIP Clarion Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.92%
Australia–6.08%
Australand Property Group	400,861	$1,570,912
Dexus Property Group	1,007,762	993,679
Federation Centres	1,498,656	3,284,746
Goodman Group	1,298,185	5,709,008
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	874,413	2,633,358
Mirvac Group	4,136,361	6,535,915
Stockland	1,461,800	5,091,574
Westfield Group	362,804	3,455,423
Westfield Retail Trust	443,140	1,226,752

		30,501,367

Canada–1.68%
Boardwalk Real Estate Investment Trust	44,700	2,452,262
Canadian Real Estate Investment Trust	49,400	2,014,256
RioCan REIT	163,900	3,948,665

		8,415,183

France–5.43%
Fonciere Des Regions	16,703	1,546,846
Gecina	16,800	2,232,849
ICADE	20,911	2,067,392
Klepierre	148,620	6,648,593
Mercialys	44,580	933,518
Unibail-Rodamco	53,214	13,810,529

		27,239,727

Germany–0.88%
LEG Immobilien	67,100	4,400,283

		4,400,283

■Hong Kong–5.41%
China Overseas Land & Investment	1,003,400	2,607,130
Hongkong Land Holdings	917,000	5,939,455
Link REIT	523,000	2,578,986
Sino Land	684,535	1,008,963
Sun Hung Kai Properties	556,100	6,828,610
Swire Properties	1,304,000	3,722,240
Wharf Holdings	695,100	4,458,181

		27,143,565

Japan–14.37%
Activia Properties	234	1,882,139
GLP J-REIT	924	928,881
Hulic	226,580	3,110,389
Japan Real Estate Investment	1,244	6,260,304
Japan Retail Fund Investment	3,359	6,620,091
Kenedix Office Investment	525	2,603,608
Mitsubishi Estate	561,800	13,340,957
Mitsui Fudosan	543,700	16,588,124
Nippon Building Fund	61	319,216

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Prologis REIT	1,420	$2,866,505
Orix JREIT	1,130	1,410,853
Sumitomo Realty & Development	266,300	10,423,169
Tokyo Tatemono	260,200	2,229,594
United Urban Investment	2,378	3,499,340

		72,083,170

Netherlands–1.24%
Corio	20,740	947,429
Eurocommercial Properties CVA	45,609	2,003,082
Nieuwe Steen Investments	537,210	3,254,803

		6,205,314

Singapore–2.87%
CapitaCommercial Trust	3,537,000	4,187,015
CapitaMalls Asia	1,655,500	2,360,040
Global Logistic Properties	2,898,300	6,116,196
Suntec Real Estate Investment Trust	1,328,200	1,755,644

		14,418,895

Sweden–0.87%
Castellum	156,241	2,595,883
Fabege	38,000	495,645
Hufvudstaden Class A	90,102	1,271,066

		4,362,594

Switzerland–0.63%
†PSP Swiss Property	33,769	3,174,055

		3,174,055

United Kingdom–7.17%
British Land	565,938	6,175,305
Derwent London	121,835	5,507,877
Great Portland Estates	455,527	4,795,794
Hammerson	564,500	5,218,811
Land Securities Group	689,014	11,743,241
Safestore Holdings	458,233	1,810,600
Unite Group	98,447	713,027

		35,964,655

United States–51.29%
American Homes 4 Rent Class A	52,400	875,604
AvalonBay Communities	61,365	8,058,452
BioMed Realty Trust	196,800	4,032,432
Boston Properties	71,090	8,141,938
Brandywine Realty Trust	208,900	3,020,694
BRE Properties	88,600	5,562,308
Brixmor Property Group	117,500	2,506,275
DCT Industrial Trust	319,100	2,514,508
DDR	367,000	6,048,160
Douglas Emmett	183,500	4,980,190
Duke Realty	345,300	5,828,664
Equity Residential	241,700	14,016,183
Essex Property Trust	26,750	4,548,837

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Extended Stay America	41,900	$954,063
Federal Realty Investment Trust	13,100	1,502,832
General Growth Properties	456,200	10,036,400
HCP	66,300	2,571,777
Health Care REIT	178,200	10,620,720
Healthcare Realty Trust	152,000	3,670,800
Healthcare Trust of America Class A	178,600	2,034,254
Highwoods Properties	74,600	2,865,386
†Hilton Worldwide Holdings	216,100	4,806,064
Host Hotels & Resorts	694,400	14,054,656
Kilroy Realty	136,000	7,966,880
Kimco Realty	250,600	5,483,128
Lexington Realty Trust	278,100	3,034,071
Liberty Property Trust	172,700	6,382,992
Macerich	114,119	7,113,037
Pebblebrook Hotel Trust	76,100	2,569,897
Post Properties	81,500	4,001,650
Prologis	318,200	12,992,106
Public Storage	36,100	6,082,489
Ramco-Gershenson Properties Trust	86,300	1,406,690
Realty Income	37,000	1,511,820
Senior Housing Properties Trust	104,100	2,339,127
Simon Property Group	122,490	20,088,353
SL Green Realty	101,800	10,243,116

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Spirit Realty Capital	418,600	$4,596,228
Starwood Hotels & Resorts Worldwide	40,200	3,199,920
†Strategic Hotels & Resorts	310,200	3,160,938
Sunstone Hotel Investors	184,100	2,527,693
Tanger Factory Outlet Centers	53,400	1,869,000
Taubman Centers	49,600	3,511,184
UDR	328,700	8,490,321
Ventas	32,100	1,944,297
Vornado Realty Trust	120,000	11,827,200
Weyerhaeuser	59,800	1,755,130

		257,348,464

Total Common Stock (Cost $407,496,076)		491,257,272

MONEY MARKET FUND–2.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,451,874	13,451,874

Total Money Market Fund (Cost $13,451,874)		13,451,874

TOTAL VALUE OF SECURITIES–100.60% (Cost $420,947,950)	504,709,146
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(2,989,618)

NET ASSETS APPLICABLE TO 55,557,995 SHARES OUTSTANDING–100.00%	$501,719,528

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	EUR	95,018	USD	(130,858)	4/2/14	$42
BBH	EUR	125,010	USD	(172,164)	4/3/14	55
BBH	JPY	(27,285,423)	USD	267,022	4/1/14	2,653
BBH	JPY	(40,401,468)	USD	392,762	4/2/14	1,309
BBH	JPY	12,503,263	USD	(121,345)	4/3/14	(199)
BBH	SEK	597,329	USD	(92,236)	4/3/14	51

						$3,911

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

EUR–European Monetary Unit

JPY–Japanese Yen

REIT–Real Estate Investment Trust

SEK–Swedish Krona

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$268,507,765	$222,749,507	$491,257,272
Money Market Fund	13,451,874	—	13,451,874

Total	$281,959,639	$222,749,507	$504,709,146

Foreign Currency Exchange Contracts	$—	$3,911	$3,911

The value of Level 3 investments was zero at the end of the period.

As a result of utilizing international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Clarion Global Real Estate Fund–3

LVIP ClearBridge Variable Appreciation RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–102.37%
Equity Fund–91.18%
*Clearbridge Variable Appreciation Portfolio	227,488	$7,709,585

		7,709,585

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–11.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	945,919	$945,919

		945,919

Total Unaffiliated Investment Companies (Cost $8,511,259)		8,655,504

TOTAL VALUE OF SECURITIES–102.37% (Cost $8,511,259)	8,655,504
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.37%)	(200,204)

NET ASSETS APPLICABLE TO 841,627 SHARES OUTSTANDING–100.00%	$8,455,300

*	Series I Shares.
«	Includes $8,650 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contract was outstanding at March 31, 2014:

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) E-mini S&P 500 Index	$186,071	$186,460	6/23/14	$389

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014.

Level 1
Investment Companies	$8,655,504

Futures Contracts	$389

There were no Level 3 investments at the end of the period.

During the period January 2, 2014** through March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus and Statement of Additional Information.

**	Date of commencement of operations.

LVIP ClearBridge Variable Appreciation RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.36%
Airlines–2.55%
Alaska Air Group	20,472	$1,910,242
†American Airlines Group	114,928	4,206,365

		6,116,607

Auto Components–0.48%
Goodyear Tire & Rubber	43,970	1,148,936

		1,148,936

Biotechnology–4.87%
†ACADIA Pharmaceuticals	32,703	795,664
†Alkermes	16,030	706,763
†Alnylam Pharmaceuticals	17,251	1,158,232
†Cepheid	38,573	1,989,595
†Clovis Oncology	10,201	706,623
†Incyte	25,783	1,379,906
†Insmed	55,254	1,052,036
†Isis Pharmaceuticals	17,139	740,576
†Keryx Biopharmaceuticals	78,072	1,330,347
†Pharmacyclics	17,874	1,791,332

		11,651,074

Capital Markets–1.56%
†Affiliated Managers Group	12,231	2,446,812
Financial Engines	25,186	1,278,945

		3,725,757

Chemicals–0.84%
RPM International	48,150	2,014,596

		2,014,596

Commercial Banks–1.41%
First Republic Bank	27,608	1,490,556
†Signature Bank	15,083	1,894,274

		3,384,830

Construction & Engineering–0.77%
Chicago Bridge & Iron	21,049	1,834,420

		1,834,420

Construction Materials–0.64%
Lennox International	16,923	1,538,470

		1,538,470

Consumer Finance–0.52%
†Portfolio Recovery Associates	21,503	1,244,164

		1,244,164

Diversified Consumer Services–1.06%
†LifeLock	148,649	2,543,384

		2,543,384

Diversified Financial Services–0.67%
MarketAxess Holdings	27,158	1,608,297

		1,608,297

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–1.37%
Cogent Communications Group	92,298	$3,279,348

		3,279,348

Electrical Equipment–1.97%
Acuity Brands	25,220	3,343,415
Generac Holdings	23,201	1,368,163

		4,711,578

Electronic Equipment, Instruments & Components–2.22%
†Arrowhead Research	82,285	1,351,120
FEI	18,524	1,908,342
FLIR Systems	57,397	2,066,292

		5,325,754

Energy Equipment & Services–2.74%
Navios Maritime Holdings	191,515	1,886,423
Oceaneering International	25,266	1,815,615
Safe Bulkers	300,470	2,860,474

		6,562,512

Food & Staples Retailing–0.95%
PriceSmart	22,546	2,275,568

		2,275,568

Food Products–2.12%
†Hain Celestial Group	22,730	2,079,113
†Natural Grocers by Vitamin Cottage	68,463	2,989,095

		5,068,208

Health Care Equipment & Supplies–2.66%
†Align Technology	67,646	3,503,386
†Cyberonics	23,479	1,532,005
†DexCom	32,083	1,326,953

		6,362,344

Health Care Providers & Services–1.21%
†Air Methods	29,249	1,562,774
†ExamWorks Group	38,272	1,339,903

		2,902,677

Health Care Technology–2.13%
†athenahealth	13,511	2,165,003
†HMS Holdings	54,863	1,045,140
†Medidata Solutions	34,820	1,892,119

		5,102,262

Hotels, Restaurants & Leisure–5.33%
†Chuy’s Holdings	33,645	1,451,445
†Diamond Resorts International	67,393	1,142,311
Domino’s Pizza	53,844	4,144,373
Dunkin’ Brands Group	82,158	4,122,688
†Malibu Boats Class A	32,536	722,950
Six Flags Entertainment	29,443	1,182,136

		12,765,903

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail–2.07%
†NetFlix	6,672	$2,348,744
†TripAdvisor	28,784	2,607,543

		4,956,287

Internet Software & Services–5.92%
†Cornerstone OnDemand	57,292	2,742,568
†CoStar Group	25,307	4,725,829
†Pandora Media	69,138	2,096,264
†SPS Commerce	19,365	1,189,979
†Yelp	44,460	3,420,308

		14,174,948

IT Services–3.23%
†Acxiom	60,690	2,087,433
†Alliance Data Systems	11,335	3,088,221
MAXIMUS	57,179	2,565,050

		7,740,704

Leisure Equipment & Products–0.56%
Polaris Industries	9,552	1,334,510

		1,334,510

Life Sciences Tools & Services–0.71%
†Covance	16,329	1,696,583

		1,696,583

Machinery–6.50%
Donaldson	60,532	2,566,557
IDEX	32,934	2,400,559
Lincoln Electric Holdings	37,053	2,668,187
Manitowoc	38,370	1,206,737
†Middleby	18,252	4,822,361
†Rexnord	66,031	1,913,578

		15,577,979

Media–2.73%
†AMC Networks Class A	23,395	1,709,941
†Charter Communications Class A	9,433	1,162,146
MDC Partners Class A	160,680	3,666,718

		6,538,805

Metals & Mining–0.40%
Globe Specialty Metals	45,479	946,873

		946,873

Multiline Retail–0.85%
†Conn’s	52,674	2,046,385

		2,046,385

Oil, Gas & Consumable Fuels–2.49%
†Oasis Petroleum	36,168	1,509,291
†Rex Energy	88,176	1,649,773
†Sanchez Energy	65,023	1,926,631

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining	22,744	$877,918

		5,963,613

Paper & Forest Products–0.50%
†Louisiana-Pacific	71,312	1,203,033

		1,203,033

Personal Products–0.47%
Herbalife	19,625	1,123,924

		1,123,924

Pharmaceuticals–2.95%
†Akorn	53,932	1,186,504
†Jazz Pharmaceuticals	18,805	2,607,877
†Salix Pharmaceuticals	31,467	3,260,296

		7,054,677

Professional Services–3.68%
†Advisory Board	47,555	3,055,409
†On Assignment	57,521	2,219,735
†WageWorks	63,236	3,548,172

		8,823,316

Real Estate Investment Trusts–0.62%
Sovran Self Storage	20,223	1,485,379

		1,485,379

Real Estate Management & Development–1.25%
Altisource Residential	94,836	2,993,024

		2,993,024

Semiconductors & Semiconductor Equipment–0.58%
†SunEdison	73,059	1,376,432

		1,376,432

Software–9.38%
†Aspen Technology	22,502	953,185
†Concur Technologies	50,097	4,963,110
†Guidewire Software	65,480	3,211,794
†Proofpoint	66,328	2,459,442
†ServiceNow	71,098	4,260,192
†Splunk	17,240	1,232,488
†Tableau Software Class A	32,090	2,441,407
†Ultimate Software Group	21,549	2,952,213

		22,473,831

Specialty Retail–4.96%
†Cabela’s	40,886	2,678,442
†Five Below	71,553	3,039,571
†Kate Spade	94,179	3,493,099
†Lumber Liquidators Holdings	11,226	1,052,999
Monro Muffler Brake	28,223	1,605,324

		11,869,435

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.49%
†BofI Holding	13,796	$1,183,007

		1,183,007

Trading Companies & Distributors–2.95%
†DXP Enterprises	11,537	1,095,207
†United Rentals	35,007	3,323,565
Watsco	26,565	2,654,109

		7,072,881

Total Common Stock (Cost $193,941,970)		218,802,315

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–9.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	22,400,979	$22,400,979

Total Money Market Fund (Cost $22,400,979)		22,400,979

TOTAL VALUE OF SECURITIES–100.71% (Cost $216,342,949)	241,203,294
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.71%)	(1,692,483)

NET ASSETS APPLICABLE TO 18,272,859 SHARES OUTSTANDING–100.00%	$239,510,811

†	Non-income producing for the period.
«	Includes $3,470,475 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(566) E-mini Russell 2000 Index	$(67,130,712)	$(66,250,300)	6/23/14	$880,412
(135) E-mini S&P 500 Index	(12,560,251)	(12,586,050)	6/23/14	(25,799)

	$(79,690,963)			$854,613

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Common Stock	$218,802,315
Money Market Fund	22,400,979

Total	$241,203,294

Futures Contracts	$854,613

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.66%
Fannie Mae REMIC Trust Series 2004-W11 1A2	211,703	$243,891
6.50% 5/25/44
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	80,860	92,244
Series 2002-83 GH 5.00% 12/25/17	3,006,860	3,175,352
Series 2003-38 MP 5.50% 5/25/23	3,087,647	3,383,289
Series 2003-106 WE 4.50% 11/25/22	3,736	3,802
Series 2003-78 B 5.00% 8/25/23	59,462	65,029
Series 2005-110 MB 5.50% 9/25/35	851,589	916,331
Series 2007-40 PT 5.50% 5/25/37	38,768	42,396
Series 2011-113 CP 5.00% 9/25/39	27,651	28,949
•*Series 2012-122 SD 5.946% 11/25/42	6,201,645	1,375,530
Series 2012-19 HB 4.00% 1/25/42	30,607	31,568
*Series 2013-20 IH 3.00% 3/25/33	1,848,808	305,359
*Series 2013-31 MI 3.00% 4/25/33	19,875,962	3,316,594
Series 2013-34 GP 3.00% 5/25/42	57,171,481	57,442,074
*Series 2013-44 DI 3.00% 5/25/33	25,986,206	4,359,737
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	74,627	84,736
Series 2326 ZQ 6.50% 6/15/31	384,216	427,845
Series 2512 PG 5.50% 10/15/22	87,208	95,791
Series 2557 WE 5.00% 1/15/18	2,488,594	2,629,729
Series 2717 MH 4.50% 12/15/18	833,197	881,225
Series 2762 LG 5.00% 9/15/32	2,275	2,288
Series 3123 HT 5.00% 3/15/26	288,158	309,546
Series 3173 PE 6.00% 4/15/35	302,688	303,592
Series 3290 PE 5.50% 3/15/37	41,945	46,181
Series 3416 GK 4.00% 7/15/22	298,504	304,596
Series 3455 MB 4.50% 6/15/23	7,356,740	7,875,560
Series 3574 D 5.00% 9/15/39	11,719	12,677
Series 3656 PM 5.00% 4/15/40	6,893,000	7,438,760
•Series 3800 AF 0.655% 2/15/41	719,751	723,123
•*Series 4148 SA 5.945% 12/15/42	4,036,019	886,408

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*Series 4185 LI 3.00% 3/15/33	6,411,220	$1,076,182
*Series 4191 CI 3.00% 4/15/33	2,652,855	407,684
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	722,269	814,391
•¿Series T-60 1A4C 4.788% 3/25/44	398,489	401,408
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,582,356
Series 2010-113 KE 4.50% 9/20/40	7,175,000	7,584,068
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	2,847,000	2,951,485

Total Agency Collateralized Mortgage Obligations (Cost $110,654,502)		111,621,776

AGENCY MORTGAGE-BACKED SECURITIES–22.87%
Fannie Mae 2.27% 1/1/23	5,582,109	5,301,216
6.50% 8/1/17	164,287	172,286
Fannie Mae ARM •2.325% 8/1/36	443	465
•2.411% 5/1/43	3,719,754	3,670,210
•2.417% 4/1/36	537,203	568,804
•2.44% 11/1/35	593,477	629,609
•2.546% 6/1/43	1,251,402	1,245,338
•3.293% 9/1/43	4,677,467	4,798,467
Fannie Mae Relocation 15 yr 4.00% 9/1/20	319,463	331,502
Fannie Mae Relocation 30 yr 5.00% 11/1/33	59,829	64,521
5.00% 1/1/34	130,216	140,604
5.00% 11/1/34	18,175	19,626
5.00% 10/1/35	220,523	237,917
5.00% 1/1/36	33,194	35,820
5.00% 2/1/36	291,345	314,166
Fannie Mae S.F. 15 yr 2.50% 7/1/27	679,985	681,741
2.50% 10/1/27	4,190,264	4,201,083
2.50% 2/1/28	8,547,577	8,569,706
2.50% 5/1/28	1,335,915	1,336,259
3.00% 11/1/27	1,215,866	1,250,742
3.00% 7/1/28	15,528,143	15,975,812
3.00% 9/25/42	30,224,458	31,092,647
3.50% 7/1/26	2,858,616	2,999,538
3.50% 12/1/28	1,946,384	2,044,516
4.00% 3/1/24	18,108	19,173
4.00% 5/1/24	1,272,853	1,347,441
4.00% 7/1/24	118,885	125,890
4.00% 11/1/24	20,649	22,055

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 2/1/25	882,027	$934,230
4.00% 5/1/25	2,544,827	2,694,887
4.00% 6/1/25	8,997,730	9,524,823
4.00% 7/1/25	180,814	191,480
4.00% 9/1/25	278,279	294,707
4.00% 11/1/25	4,853,827	5,159,439
4.00% 1/1/26	485,705	515,201
4.00% 3/1/26	5,900,072	6,270,952
4.00% 12/1/26	4,376,085	4,633,948
4.00% 1/1/27	274,737	291,159
4.00% 4/1/27	837,738	888,068
4.00% 5/1/27	8,638,453	9,154,588
4.50% 4/1/18	404,941	429,135
4.50% 9/1/18	10,700	11,341
4.50% 3/1/19	17,826	18,888
4.50% 4/1/20	7,842	8,312
4.50% 7/1/20	43,846	46,480
5.00% 6/1/19	55,778	59,345
5.00% 12/1/20	553,728	595,208
5.00% 2/1/21	1,773	1,887
5.00% 5/1/21	37,995	40,664
5.00% 12/1/21	29,357	31,402
5.00% 6/1/23	949,000	1,022,410
5.00% 9/1/25	2,123,241	2,287,956
5.50% 3/1/18	2,575	2,741
5.50% 12/1/18	29,541	31,449
5.50% 6/1/20	462,283	492,221
5.50% 1/1/21	1,989	2,163
5.50% 10/1/21	9,027	9,816
6.00% 12/1/17	3,713	3,879
6.00% 9/1/19	33,287	35,479
6.00% 8/1/21	1,547,569	1,659,058
Fannie Mae S.F. 15 yr TBA 3.50% 4/1/26	150,528,000	157,819,200
2.50% 4/1/28	194,266,000	194,114,239
3.00% 4/1/28	110,268,000	113,265,911
Fannie Mae S.F. 20 yr 3.00% 8/1/33	3,482,682	3,476,834
3.00% 9/1/40	3,296,037	3,290,501
3.50% 11/1/31	956,636	984,228
3.50% 4/1/33	778,537	801,167
3.50% 9/1/33	5,062,133	5,218,211
4.00% 12/1/30	798,749	843,082
4.00% 1/1/31	48,244	50,925
4.00% 2/1/31	3,216,921	3,395,501
4.50% 9/1/23	29,406	31,355
4.50% 4/1/24	9,041	9,636
5.00% 11/1/23	228,343	248,668
5.00% 12/1/23	24,113	26,251
5.00% 3/1/28	27,063	29,462
5.50% 2/1/24	38,802	42,777
5.50% 12/1/24	43,021	47,481

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
5.50% 2/1/25	47,775	$52,692
5.50% 7/1/25	7,445	8,283
5.50% 11/1/25	302,382	337,709
5.50% 12/1/29	284,682	314,935
6.00% 10/1/21	11,351	12,685
6.00% 12/1/21	314,250	349,478
6.00% 9/1/29	2,468,589	2,765,870
6.50% 10/1/18	2,940	3,299
6.50% 10/1/27	43,202	48,512
Fannie Mae S.F. 30 yr 3.00% 7/1/42	3,455,729	3,339,755
3.00% 10/1/42	53,993,899	52,182,091
3.00% 12/1/42	12,813,434	12,383,418
3.00% 1/1/43	25,572,290	24,714,089
3.00% 2/1/43	2,306,857	2,229,439
3.00% 4/1/43	12,085,901	11,680,301
3.50% 7/1/42	446,476	449,497
4.00% 11/1/40	1,185,567	1,232,361
4.00% 1/1/41	5,394,360	5,609,134
4.00% 2/1/41	10,999	11,433
4.00% 3/1/42	2,317,318	2,409,074
4.00% 1/1/43	2,849,099	2,961,757
4.00% 6/1/43	654,087	680,525
4.00% 7/1/43	1,240,841	1,291,791
4.00% 8/1/43	1,756,849	1,827,802
4.50% 7/1/36	944,791	1,007,684
4.50% 4/1/40	1,103,295	1,177,379
4.50% 11/1/40	3,039,971	3,245,633
4.50% 2/1/41	1,367,635	1,459,939
4.50% 3/1/41	6,143,423	6,557,611
4.50% 4/1/41	29,017	30,977
4.50% 5/1/41	1,139,456	1,220,170
4.50% 10/1/41	3,287,071	3,505,819
4.50% 11/1/41	2,890,053	3,083,760
4.50% 9/1/43	2,518,647	2,687,494
5.00% 4/1/34	39,502	43,231
5.00% 2/1/35	5,937,000	6,498,552
5.00% 7/1/35	2,706,237	2,952,646
5.00% 10/1/35	4,357,557	4,750,605
5.00% 11/1/35	1,349,019	1,471,493
5.00% 4/1/37	1,128,979	1,229,431
5.00% 8/1/37	379,099	413,672
5.00% 2/1/38	1,214,916	1,325,440
5.50% 3/1/34	47,231	52,532
5.50% 4/1/34	1,144,982	1,273,391
5.50% 11/1/34	885,930	985,092
5.50% 1/1/35	263,689	293,116
5.50% 2/1/35	1,696	1,885
5.50% 3/1/35	706,346	785,017
5.50% 5/1/35	8,724,575	9,776,778
5.50% 6/1/35	1,343,818	1,492,613

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 12/1/35	19,503	$21,733
5.50% 1/1/36	1,058,917	1,178,639
5.50% 4/1/36	8,054	8,925
5.50% 9/1/36	67,170	74,638
5.50% 1/1/37	79,674	88,524
5.50% 2/1/37	2,081,841	2,298,388
5.50% 4/1/37	701,952	780,088
5.50% 8/1/37	3,374,381	3,749,454
5.50% 1/1/38	3,784,250	4,172,759
5.50% 2/1/38	1,330,260	1,479,540
5.50% 6/1/38	261,019	287,822
5.50% 9/1/38	380,394	422,206
5.50% 10/1/39	12,483,561	13,763,400
5.50% 7/1/40	3,662,921	4,040,508
6.00% 4/1/32	18,102	20,407
6.00% 8/1/34	409,642	460,667
6.00% 11/1/34	11,543	12,982
6.00% 7/1/35	95,249	106,914
6.00% 9/1/35	44,449	49,944
6.00% 11/1/35	4,367	4,910
6.00% 1/1/36	318,647	357,751
6.00% 6/1/36	230,027	256,881
6.00% 9/7/36	118,371	131,966
6.00% 2/1/37	1,512,492	1,688,124
6.00% 5/1/37	8,097	9,004
6.00% 7/1/37	8,829	9,911
6.00% 8/1/37	3,674,765	4,100,946
6.00% 9/1/37	532,683	594,733
6.00% 11/1/37	611,101	682,150
6.00% 3/1/38	1,428	1,593
6.00% 5/1/38	16,536	18,403
6.00% 6/1/38	247,555	276,512
6.00% 10/1/38	5,457,827	6,069,018
6.00% 1/1/39	2,509,348	2,790,560
6.00% 9/1/39	22,235,449	24,736,389
6.00% 9/1/40	1,983,314	2,213,395
6.50% 3/1/32	191	215
6.50% 8/1/34	6,589	7,402
6.50% 1/1/36	50,980	57,189
6.50% 2/1/36	31,930	35,881
6.50% 6/1/36	966,135	1,101,317
6.50% 8/1/36	93,304	104,667
6.50% 9/1/36	6,967	7,818
6.50% 10/1/36	837,544	944,077
6.50% 11/1/36	1,553	1,742
6.50% 3/1/37	9,368	10,631
6.50% 8/1/37	290,666	326,066
6.50% 11/1/37	2,067	2,318
6.50% 1/1/38	1,620	1,818
6.50% 6/1/39	8,610	9,659
7.00% 12/1/37	118,402	133,248
7.50% 4/1/31	87,214	104,822

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
7.50% 4/1/32	8,671	$9,897
7.50% 9/1/32	477	553
Fannie Mae S.F. 30 yr TBA 4.00% 4/1/42	92,501,000	96,143,227
3.00% 5/1/43	141,329,000	136,007,073
3.50% 5/1/43	42,255,000	42,360,637
4.00% 5/1/43	73,289,000	75,911,376
4.50% 5/1/43	164,268,000	174,637,434
Freddie Mac ARM •2.464% 4/1/34	115,803	122,933
•2.537% 1/1/44	13,642,107	13,897,152
Freddie Mac Relocation 30 yr 5.00% 9/1/33	236,936	255,963
Freddie Mac S.F. 15 yr 3.00% 5/1/28	10,853,613	11,164,909
4.00% 12/1/20	35,751	37,792
4.00% 4/1/25	522,675	553,419
4.00% 5/1/25	6,616,545	6,992,987
4.00% 4/1/26	211,697	224,210
4.00% 9/1/26	1,849,102	1,958,031
4.00% 11/1/26	1,026,161	1,086,255
4.50% 7/1/25	833,624	892,629
4.50% 6/1/26	1,726,640	1,848,457
5.00% 6/1/18	330,471	350,419
5.50% 6/1/20	462,525	502,041
5.50% 6/1/21	14,857	16,178
6.00% 4/1/17	1,024	1,067
6.00% 8/1/17	3,520	3,722
6.50% 8/1/16	574	595
Freddie Mac S.F. 20 yr 5.00% 10/1/23	1,810	1,965
5.00% 9/1/25	2,170,694	2,356,230
5.50% 1/1/23	4,334	4,759
Freddie Mac S.F. 30 yr 3.00% 10/1/42	4,006,657	3,868,493
3.00% 11/1/42	3,041,115	2,937,834
3.50% 11/1/41	389,885	392,664
4.00% 11/1/40	1,954,952	2,028,760
4.00% 12/1/40	806,802	837,190
4.00% 2/1/42	1,483,544	1,539,652
4.50% 10/1/39	4,186,618	4,464,750
4.50% 3/1/42	13,582,628	14,485,601
4.50% 10/1/43	1,242,768	1,332,632
5.50% 1/1/35	3,868	4,286
5.50% 6/1/36	344,798	380,357
5.50% 11/1/36	800,960	882,294
5.50% 1/1/37	23,568	25,947
5.50% 6/1/38	503,192	552,361
5.50% 3/1/40	1,892,484	2,077,408
5.50% 8/1/40	17,922,062	19,673,317
5.50% 1/1/41	2,139,827	2,348,921

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 10/1/36	2,650	$2,960
6.00% 7/1/38	27,751	30,922
6.00% 8/1/38	5,010,204	5,599,780
6.00% 5/1/40	915,823	1,016,612
6.50% 8/1/36	320	358
6.50% 6/1/37	7,620	8,531
6.50% 9/1/38	975	1,096
7.00% 11/1/33	55,233	63,899
Freddie Mac S.F. 30 yr TBA 5.50% 5/1/38	18,220,000	20,013,531
GNMAI S.F. 30 yr 7.00% 12/15/34	1,353,608	1,588,310
7.50% 12/15/31	6,977	8,196
7.50% 7/15/32	23,546	26,790
GNMA II S.F. 15 yr 3.50% 5/20/27	520,783	545,022

Total Agency Mortgage-Backed Securities (Cost $1,535,621,180)		1,536,342,827

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.17%
Banc of America Commercial Mortgage Trust Series 2006-4 A4 5.634% 7/10/46	4,011,000	4,339,228
•Series 2007-4 AM 5.892% 2/10/51	1,655,000	1,837,027
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44	3,885,000	4,002,548
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	3,390,000	3,308,725
Commercial Mortgage Pass Through Certificates Trust •¿Series 2005-C6 A5A 5.116% 6/10/44	3,309,811	3,453,960
¿Series 2014-CR16 A4 4.051% 4/10/47	7,080,000	7,292,080
¿Series 2014-LC15 A4 4.006% 4/10/47	8,750,000	8,998,377
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.466% 2/15/39	412,051	419,156
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	9,171,000	10,235,405
FREMF Mortgage Trust #•Series 2010-K7 B 144A 5.435% 4/25/20	1,020,000	1,124,327
#•Series 2012-K19 B 144A 4.037% 5/25/45	1,245,000	1,236,134
#•Series 2012-K22 B 144A 3.687% 8/25/45	3,750,000	3,610,646

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K708 B 144A 3.759% 2/25/45	10,500,000	$10,722,569
Goldman Sachs Mortgage Securities II •Series 2004-GG2 A6 5.396% 8/10/38	2,140,022	2,144,541
Series 2005-GG4 A4A 4.751% 7/10/39	9,159,078	9,416,522
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,788,175
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,375,857
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,793,575
Series 2014-GC20 A5 3.998% 4/10/47	4,045,000	4,166,334
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	4,900,000	5,136,268
#Hilton USA Trust 2013 Series 2013-HLT AFX 144A 2.662% 11/5/30	4,325,000	4,335,151
JPMorgan Chase Commercial Mortgage Securities •Series 2005-CB11 E 5.477% 8/12/37	1,895,000	2,033,996
Series 2006-LDP8 AM 5.44% 5/15/45	5,552,000	6,060,663
Series 2011-C5 A3 4.171% 8/15/46	4,535,000	4,811,113
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	272,902	283,042
•Series 2005-C3 B 4.895% 7/15/40	1,835,000	1,882,594
Morgan Stanley Capital I Series 2005-IQ9 A5 4.70% 7/15/56	4,530,747	4,604,526
Morgan Stanley Capital I Trust •Series 2005-HQ7 AJ 5.208% 11/14/42	4,770,000	4,993,045
•Series 2007-T27 A4 5.648% 6/11/42	6,347,000	7,103,201
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	4,716,000	5,108,833
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	2,395,000	2,302,783
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	3,770,000	3,619,875

Total Commercial Mortgage-Backed Securities (Cost $140,643,614)		145,540,276

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–35.87%
Air Freight & Logistics–0.19%
Hunt (J.B.) Transport Services 2.40% 3/15/19	1,370,000	$1,360,072
3.85% 3/15/24	4,305,000	4,305,073
United Parcel Service 5.125% 4/1/19	6,265,000	7,109,328

		12,774,473

Airlines–0.04%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,650,000	2,660,110

		2,660,110

Auto Components–0.30%
Delphi 4.15% 3/15/24	8,120,000	8,126,610
#TRW Automotive 144A 4.45% 12/1/23	11,805,000	11,893,537

		20,020,147

Automobiles–0.12%
#General Motors 144A 3.50% 10/2/18	5,480,000	5,610,150
#Hyundai Capital America 144A 2.55% 2/6/19	2,470,000	2,471,467

		8,081,617

Beverages–0.40%
Coca-Cola Femsa 2.375% 11/26/18	4,156,000	4,162,234
Fomento Economico Mexicano 4.375% 5/10/43	3,036,000	2,662,709
PepsiCo 3.60% 3/1/24	6,680,000	6,702,305
#Pernod-Ricard 144A 5.75% 4/7/21	11,993,000	13,634,302

		27,161,550

Biotechnology–0.47%
Celgene 3.25% 8/15/22	15,170,000	14,811,047
3.95% 10/15/20	5,845,000	6,116,828
Gilead Sciences 3.70% 4/1/24	10,620,000	10,646,508

		31,574,383

Capital Markets–0.89%
Jefferies Group 5.125% 1/20/23	7,770,000	8,180,870
6.45% 6/8/27	2,021,000	2,170,598
6.50% 1/20/43	1,560,000	1,639,379
Lazard Group 4.25% 11/14/20	8,100,000	8,404,009
6.85% 6/15/17	7,870,000	8,954,203
Morgan Stanley 4.10% 5/22/23	18,960,000	18,803,239
•RBS Capital Trust I 2.099% 12/29/49	4,285,000	4,177,875

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
State Street 3.10% 5/15/23	7,760,000	$7,391,043

		59,721,216

Chemicals–1.01%
Braskem Finance 6.45% 2/3/24	4,650,000	4,772,063
CF Industries 5.15% 3/15/34	8,960,000	9,241,541
6.875% 5/1/18	15,842,000	18,481,562
Dow Chemical 8.55% 5/15/19	18,837,000	24,145,756
Mosaic 5.625% 11/15/43	5,215,000	5,621,431
#Phosagro 144A 4.204% 2/13/18	1,763,000	1,688,073
Potash 3.625% 3/15/24	4,035,000	4,010,088

		67,960,514

Commercial Banks–3.72%
#Banco de Costa Rica 144A 5.25% 8/12/18	2,250,000	2,292,187
#Banco Nacional de Costa Rica 144A 4.875% 11/1/18	1,815,000	1,835,419
Banco Santander Mexico #144A 4.125% 11/9/22	2,990,000	2,941,413
#•144A 5.95% 1/30/24	3,300,000	3,415,500
BanColombia 5.95% 6/3/21	2,270,000	2,434,575
Barclays Bank 2.75% 2/23/15	9,792,000	9,984,099
7.625% 11/21/22	5,120,000	5,657,600
BB&T 5.25% 11/1/19	19,960,000	22,505,439
Branch Banking & Trust •0.553% 9/13/16	9,948,000	9,895,315
2.85% 4/1/21	4,015,000	3,964,784
City National 5.25% 9/15/20	5,562,000	6,210,841
#Credit Suisse 144A 6.50% 8/8/23	7,495,000	8,244,500
#HBOS 144A 6.75% 5/21/18	16,108,000	18,282,757
#ING Bank 144A 5.80% 9/25/23	10,875,000	11,618,850
KeyBank 6.95% 2/1/28	9,418,000	11,554,728
•National City Bank 0.604% 6/7/17	5,705,000	5,665,470
Northern Trust 3.95% 10/30/25	4,070,000	4,104,066
PNC Bank 3.80% 7/25/23	5,940,000	6,004,770
6.875% 4/1/18	10,370,000	12,094,583
fPNC Financial Services Group 2.854% 11/9/22	2,020,000	1,929,670
PNC Funding 5.625% 2/1/17	78,000	86,407
#•PNC Preferred Funding Trust II 144A 1.456% 3/31/49	1,100,000	1,056,000
Rabobank 4.625% 12/1/23	9,405,000	9,697,072
Santander Holdings USA 3.45% 8/27/18	14,065,000	14,566,783
#Santander UK 144A 5.00% 11/7/23	13,315,000	13,724,463

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
#•Sberbank of Russia Via SB Capital 144A 5.50% 2/26/24	4,915,000	$4,613,956
#Standard Chartered 144A 5.70% 3/26/44	6,630,000	6,580,275
•SunTrust Bank 0.526% 8/24/15	3,810,000	3,800,467
SVB Financial Group 5.375% 9/15/20	1,330,000	1,480,025
#Turkiye Is Bankasi 144A 7.85% 12/10/23	3,000,000	3,103,500
U.S. Bank 4.95% 10/30/14	2,110,000	2,165,582
•USB Capital IX 3.50% 10/29/49	21,538,000	18,199,610
•Wachovia 0.609% 10/15/16	3,670,000	3,658,579
#Yapi ve Kredi Bankasi AS 144A 5.25% 12/3/18	2,440,000	2,427,800
Zions Bancorp 4.50% 3/27/17	2,909,000	3,107,784
4.50% 6/13/23	8,370,000	8,369,883
7.75% 9/23/14	2,393,000	2,466,898

		249,741,650

Commercial Services & Supplies–0.38%
Brambles USA #144A 3.95% 4/1/15	2,880,000	2,962,261
#144A 5.35% 4/1/20	7,160,000	7,839,670
Broadridge Financial Solutions 3.95% 9/1/20	5,175,000	5,265,418
International Lease Finance 5.875% 4/1/19	1,855,000	2,035,863
6.25% 5/15/19	3,491,000	3,866,283
8.75% 3/15/17	2,975,000	3,503,063

		25,472,558

Communications Equipment–0.30%
Cisco Systems 2.90% 3/4/21	7,645,000	7,652,821
3.625% 3/4/24	5,355,000	5,410,842
Juniper Networks 4.50% 3/15/24	7,175,000	7,278,571

		20,342,234

Computers & Peripherals–0.26%
EMC 2.65% 6/1/20	1,935,000	1,928,794
NetApp 2.00% 12/15/17	3,455,000	3,493,986
3.25% 12/15/22	6,120,000	5,721,215
Seagate HDD Cayman #144A 3.75% 11/15/18	2,875,000	2,968,437
#144A 4.75% 6/1/23	3,700,000	3,672,250

		17,784,682

Construction & Engineering–0.19%
Alfa SAB de CV #144A 5.25% 3/25/24	2,300,000	2,363,250

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
Alfa SAB de CV (continued)
#144A 6.875% 3/25/44		500,000	$515,625
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22		4,935,000	5,157,075
URS 3.85% 4/1/17		1,125,000	1,165,132
5.00% 4/1/22		3,655,000	3,619,572

			12,820,654

Construction Materials–0.28%
Cemex #•144A 4.989% 10/15/18		2,000,000	2,120,000
#144A 9.50% 6/15/18		2,835,000	3,281,513
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		2,910,000	3,208,275
#Cemex Finance 144A 6.00% 4/1/24		2,910,000	2,924,550
#Votorantim Cimentos 144A 7.25% 4/5/41		7,450,000	7,412,750

			18,947,088

Consumer Finance–0.54%
Fifth Third Bancorp 4.30% 1/16/24		5,885,000	5,978,083
Ford Motor Credit 5.875% 8/2/21		16,825,000	19,388,777
#Hyundai Capital America 144A 2.125% 10/2/17		4,480,000	4,516,396
SunTrust Banks 2.35% 11/1/18		3,990,000	3,995,734
Wells Fargo 3.00% 1/22/21		2,500,000	2,505,548

			36,384,538

Containers & Packaging–0.28%
International Paper 7.50% 8/15/21		2,925,000	3,685,433
Packaging Corporation of America 4.50% 11/1/23		3,010,000	3,121,626
Rock Tenn 3.50% 3/1/20		6,460,000	6,561,222
4.00% 3/1/23		3,670,000	3,696,941
4.45% 3/1/19		1,555,000	1,667,756

			18,732,978

Diversified Consumer Services–0.14%
#ENA Norte Trust 144A 4.95% 4/25/23		2,107,322	2,042,732
#Red de Carreteras de Occidente SAPIB de CV 144A 9.00% 6/10/28	MXN	30,000,000	2,032,373
Yale University 2.90% 10/15/14		5,552,000	5,625,608

			9,700,713

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–2.39%
Bank of America 2.00% 1/11/18		3,325,000	$3,321,771
2.65% 4/1/19		6,705,000	6,734,214
4.00% 4/1/24		17,860,000	17,875,449
#•Credit Agricole 144A 7.875% 1/29/49		2,740,000	2,897,550
#•Credit Suisse Group 144A 7.50% 12/11/49		4,595,000	4,997,108
#ERAC USA Finance 144A 5.25% 10/1/20		12,456,000	13,906,688
General Electric Capital 2.10% 12/11/19		3,860,000	3,833,991
#144A 3.80% 6/18/19		4,305,000	4,564,376
4.375% 9/16/20		7,100,000	7,722,421
6.00% 8/7/19		10,904,000	12,815,776
•6.25% 12/15/49		3,565,000	3,830,856
•7.125% 12/15/49		6,790,000	7,752,856
Goldman Sachs Group 4.00% 3/3/24		8,690,000	8,669,048
HSBC Holdings 4.25% 3/14/24		10,805,000	10,840,095
JPMorgan Chase 3.875% 2/1/24		12,010,000	12,142,386
•6.75% 8/29/49		8,845,000	9,353,587
Morgan Stanley 2.50% 1/24/19		1,910,000	1,906,826
5.00% 11/24/25		12,625,000	13,018,749
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		8,180,000	7,750,550
#Temasek Financial I 144A 2.375% 1/23/23		2,910,000	2,686,751
#Tenedora Nemak 144A 5.50% 2/28/23		3,370,000	3,433,187
#•USB Realty 144A 1.386% 12/22/49		715,000	664,950

			160,719,185

Diversified Telecommunication Services–2.13%
AT&T 2.30% 3/11/19		7,090,000	7,061,527
3.90% 3/11/24		10,845,000	10,836,443
Bharti Airtel International Netherlands 4.00% 12/10/18	EUR	700,000	1,006,787
CenturyLink 5.80% 3/15/22		7,008,000	7,200,720
#Digicel Group 144A 8.25% 9/30/20		5,910,000	6,338,475
#Oi 144A 5.75% 2/10/22		3,482,000	3,368,835
#SBA Tower Trust 144A 2.24% 4/15/18		5,285,000	5,195,055
SES #144A 3.60% 4/4/23		16,802,000	16,329,276
#144A 5.30% 4/4/43		7,725,000	7,838,805

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#TBG Global 144A 4.625% 4/3/18		3,000,000	$2,973,750
#Telefonica Chile 144A 3.875% 10/12/22		6,390,000	6,087,651
Telefonica Emisiones 4.57% 4/27/23		10,185,000	10,439,869
5.289% 12/9/22	GBP	500,000	893,857
#Telemar Norte Leste 144A 5.50% 10/23/20		1,220,000	1,213,900
Verizon Communications 4.15% 3/15/24		6,510,000	6,627,245
5.05% 3/15/34		4,950,000	5,094,095
5.15% 9/15/23		18,795,000	20,606,575
6.40% 9/15/33		2,500,000	2,976,888
6.55% 9/15/43		2,965,000	3,621,261
Virgin Media Secured Finance 6.50% 1/15/18		16,605,000	17,227,688

			142,938,702

Electric Utilities–2.78%
AEP Texas Central Transition Funding II 5.17% 1/1/18		2,000,000	2,200,270
#•AES Gener 144A 8.375% 12/18/73		3,031,000	3,220,437
#American Transmission Systems 144A 5.25% 1/15/22		11,987,000	12,938,852
Cleveland Electric Illuminating 5.50% 8/15/24		7,535,000	8,520,668
ComEd Financing III 6.35% 3/15/33		4,578,000	4,532,220
Commonwealth Edison 5.95% 8/15/16		522,000	581,300
Electricite de France #144A 4.60% 1/27/20		1,915,000	2,087,333
#144A 4.875% 1/22/44		11,735,000	11,741,431
#•144A 5.25% 12/29/49		11,255,000	11,300,020
#•Enel 144A 8.75% 9/24/73		5,880,000	6,612,648
Entergy Arkansas 3.70% 6/1/24		6,635,000	6,748,153
Entergy Louisiana 4.05% 9/1/23		7,435,000	7,784,988
Entergy Mississippi 3.10% 7/1/23		4,960,000	4,766,510
Great Plains Energy 4.85% 6/1/21		6,243,000	6,752,198
f5.292% 6/15/22		9,646,000	10,716,301
Ipalco Enterprises 5.00% 5/1/18		2,440,000	2,592,500
LG&E & KU Energy 3.75% 11/15/20		6,819,000	7,017,672
4.375% 10/1/21		12,420,000	13,089,562
#MidAmerican Energy Holdings 144A 3.75% 11/15/23		9,680,000	9,649,169
NextEra Energy Capital Holdings 3.625% 6/15/23		3,565,000	3,454,934

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings (continued)
•6.35% 10/1/66	11,703,000	$11,504,704
•6.65% 6/15/67	345,000	347,835
NV Energy 6.25% 11/15/20	8,185,000	9,568,838
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,644,988
•PPL Capital Funding 6.70% 3/30/67	4,361,000	4,385,736
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	4,734,247
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,864,862
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,532,225

		186,890,601

Electronic Equipment, Instruments & Components–0.20%
Thermo Fisher Scientific 2.40% 2/1/19	7,840,000	7,816,064
4.15% 2/1/24	5,415,000	5,582,345

		13,398,409

Food & Staples Retailing–0.30%
CVS Caremark 4.00% 12/5/23	11,430,000	11,701,154
Kroger 3.30% 1/15/21	8,475,000	8,479,992

		20,181,146

Food Products–0.36%
#BFF International 144A 7.25% 1/28/20	2,370,000	2,701,800
#Brasil Foods 144A 5.875% 6/6/22	4,920,000	5,104,500
#Cosan Luxembourg 144A 5.00% 3/14/23	3,150,000	2,968,875
#JBS Investments 144A 7.75% 10/28/20	6,410,000	6,786,587
#Marfrig Overseas 144A 9.50% 5/4/20	3,315,000	3,360,581
#Want Want China Finance 144A 1.875% 5/14/18	3,340,000	3,227,592

		24,149,935

Health Care Equipment & Supplies–0.76%
Boston Scientific 2.65% 10/1/18	4,075,000	4,110,086
6.00% 1/15/20	16,769,000	19,270,650
CareFusion 6.375% 8/1/19	16,419,000	18,765,883
Zimmer Holdings 4.625% 11/30/19	8,274,000	9,179,250

		51,325,869

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services–0.38%
Highmark #144A 4.75% 5/15/21	2,823,000	$2,776,982
#144A 6.125% 5/15/41	1,062,000	963,848
Laboratory Corporation of America Holdings 2.20% 8/23/17	3,600,000	3,646,645
McKesson 3.796% 3/15/24	13,910,000	13,951,605
Quest Diagnostics 2.70% 4/1/19	4,045,000	4,043,718

		25,382,798

Hotels, Restaurants & Leisure–0.43%
International Game Technology 5.35% 10/15/23	12,565,000	13,457,743
Marriott International 3.375% 10/15/20	4,820,000	4,865,968
Wyndham Worldwide 4.25% 3/1/22	2,480,000	2,512,510
5.625% 3/1/21	4,630,000	5,065,766
Yum Brands 3.875% 11/1/23	3,310,000	3,293,049

		29,195,036

Independent Power Producers & Energy Traders–0.24%
#Comision Federal de Electricidad 144A 4.875% 1/15/24	2,370,000	2,411,475
Exelon Generation 4.25% 6/15/22	13,300,000	13,511,789

		15,923,264

Insurance–2.08%
•Allstate 5.75% 8/15/53	7,065,000	7,431,497
American International Group 6.40% 12/15/20	3,000,000	3,579,315
•8.175% 5/15/58	1,500,000	1,978,125
8.25% 8/15/18	12,897,000	16,151,700
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,694,657
•Chubb 6.375% 3/29/67	12,993,000	14,487,195
#Five Corners Funding Trust 144A 4.419% 11/15/23	13,305,000	13,661,015
•ING US 5.65% 5/15/53	7,175,000	7,167,825
Liberty Mutual Group #144A 4.25% 6/15/23	10,140,000	10,310,038
#144A 4.95% 5/1/22	1,974,000	2,116,466
MetLife 6.40% 12/15/36	50,000	53,000
6.817% 8/15/18	9,639,000	11,514,508
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	697,965
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	10,120,240
#Metropolitan Life Global Funding I 144A 3.00% 1/10/23	13,310,000	12,762,640

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial 3.875% 1/14/15	2,147,000	$2,202,768
4.50% 11/15/20	1,836,000	1,993,622
•5.625% 6/15/43	3,710,000	3,802,750
•5.875% 9/15/42	3,195,000	3,350,756
6.00% 12/1/17	3,927,000	4,518,697
•XL Group 6.50% 12/31/49	5,100,000	5,042,625

		139,637,404

Internet Software & Services–0.46%
Amazon.com 2.50% 11/29/22	15,970,000	14,866,170
Baidu 3.25% 8/6/18	6,475,000	6,627,603
eBay 4.00% 7/15/42	4,125,000	3,663,091
Google 3.375% 2/25/24	6,035,000	6,057,903

		31,214,767

IT Services–0.36%
Fidelity National Information Services 3.50% 4/15/23	10,694,000	10,182,902
International Business Machines 3.625% 2/12/24	9,480,000	9,578,260
Total System Services 2.375% 6/1/18	1,275,000	1,258,449
3.75% 6/1/23	3,480,000	3,310,956

		24,330,567

Machinery–0.43%
Crane 2.75% 12/15/18	1,905,000	1,912,778
4.45% 12/15/23	8,075,000	8,326,779
General Electric 4.50% 3/11/44	4,810,000	4,904,791
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	13,445,000	13,753,576

		28,897,924

Marine–0.05%
#DP World Sukuk 144A 6.25% 7/2/17	3,100,000	3,445,030

		3,445,030

Media–1.52%
CC Holdings GS V 3.849% 4/15/23	995,000	969,733
Columbus International #144A 7.375% 3/30/21	4,500,000	4,640,625
#144A 11.50% 11/20/14	3,100,000	3,313,125
Comcast 3.60% 3/1/24	5,475,000	5,516,063
4.75% 3/1/44	6,530,000	6,654,743
DIRECTV Holdings 4.45% 4/1/24	8,030,000	8,068,785
Historic TW 6.875% 6/15/18	17,977,000	21,325,054

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Interpublic Group 2.25% 11/15/17	1,485,000	$1,500,270
3.75% 2/15/23	4,115,000	4,008,866
4.20% 4/15/24	3,105,000	3,099,163
Myriad International Holdings #144A 6.00% 7/18/20	1,840,000	2,005,600
#144A 6.375% 7/28/17	5,770,000	6,419,125
SES Global Americas Holdings #144A 2.50% 3/25/19	110,000	109,456
#144A 5.30% 3/25/44	4,785,000	4,812,887
Time Warner Cable 5.85% 5/1/17	2,845,000	3,200,836
8.25% 4/1/19	8,384,000	10,457,137
Viacom 4.875% 6/15/43	13,200,000	12,729,050
#VTR Finance 144A 6.875% 1/15/24	3,250,000	3,388,125

		102,218,643

Metals & Mining–0.91%
ArcelorMittal 10.35% 6/1/19	13,421,000	17,061,446
Barrick Gold 4.10% 5/1/23	7,210,000	6,852,406
Barrick North America Finance 5.75% 5/1/43	2,315,000	2,263,392
#FMG Resources August 2006 144A 6.875% 4/1/22	9,935,000	10,742,219
#Metalloinvest Finance 144A 6.50% 7/21/16	6,360,000	6,526,950
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,995,000	2,957,563
Rio Tinto Finance USA 3.50% 11/2/20	2,955,000	3,030,757
#Samarco Mineracao 144A 5.75% 10/24/23	3,100,000	3,127,125
Teck Resources 3.75% 2/1/23	4,760,000	4,482,340
#Vedanta Resources 144A 6.00% 1/31/19	4,145,000	4,165,725

		61,209,923

Multi-Utilities–1.26%
Ameren Illinois 9.75% 11/15/18	14,616,000	19,166,312
CenterPoint Energy 5.95% 2/1/17	5,656,000	6,326,117
CMS Energy 6.25% 2/1/20	3,749,000	4,403,170
•Integrys Energy Group 6.11% 12/1/66	9,088,000	9,184,460
NiSource Finance 6.125% 3/1/22	16,988,000	19,602,300
Puget Energy 6.00% 9/1/21	2,034,000	2,347,055
•Puget Sound Energy 6.974% 6/1/67	7,777,000	8,017,200
SCANA 4.125% 2/1/22	5,188,000	5,238,147

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Wisconsin Energy 6.25% 5/15/67	9,790,000	$10,090,798

		84,375,559

Office Electronics–0.07%
Xerox 6.35% 5/15/18	3,891,000	4,500,416

		4,500,416

Oil, Gas & Consumable Fuels–4.32%
Canadian Natural Resources 3.80% 4/15/24	5,115,000	5,151,230
#CNOOC Curtis Funding 144A 4.50% 10/3/23	2,490,000	2,538,361
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,271,077
Continental Resources 4.50% 4/15/23	16,490,000	17,109,167
Ecopetrol 7.625% 7/23/19	5,421,000	6,525,529
El Paso Pipeline Partners Operating 6.50% 4/1/20	10,747,000	12,354,654
•Enbridge Energy Partners 8.05% 10/1/37	7,852,000	8,859,019
Energy Transfer Partners 5.15% 2/1/43	6,030,000	5,826,644
5.95% 10/1/43	3,540,000	3,823,051
9.70% 3/15/19	4,776,000	6,177,331
EnLink Midstream Partners 4.40% 4/1/24	9,380,000	9,581,998
5.60% 4/1/44	1,180,000	1,250,546
•Enterprise Products Operating 7.034% 1/15/68	11,034,000	12,506,509
#Gazprom Neft Capital 144A 4.375% 9/19/22	2,725,000	2,432,063
#Gazprom Neft OAO Via Gaz Capital 144A 6.00% 11/27/23	1,790,000	1,760,913
Husky Energy 4.00% 4/15/24	10,220,000	10,414,895
#IPIC GMTN 144A 5.50% 3/1/22	3,024,000	3,428,460
#KazMunayGas National JSC 144A 9.125% 7/2/18	5,980,000	7,198,425
Kinder Morgan Energy Partners 3.50% 3/1/21	85,000	84,794
3.50% 9/1/23	1,905,000	1,802,250
9.00% 2/1/19	8,231,000	10,431,920
Lukoil International Finance 6.125% 11/9/20	7,685,000	7,992,400
Newfield Exploration 5.625% 7/1/24	5,105,000	5,321,963
#Nostrum Oil & Gas Finance 144A 6.375% 2/14/19	2,500,000	2,562,500
ONGC Videsh 2.50% 5/7/18	5,950,000	5,741,512
Pacific Rubiales Energy #144A 5.375% 1/26/19	2,000,000	2,080,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy (continued)
#144A 7.25% 12/12/21	4,740,000	$5,225,850
#Pertamina Persero 144A 4.875% 5/3/22	3,145,000	3,030,994
Petrobras Global Finance 3.00% 1/15/19	5,005,000	4,742,533
4.875% 3/17/20	3,350,000	3,365,755
6.25% 3/17/24	3,350,000	3,459,749
Petrobras International Finance 5.375% 1/27/21	3,136,000	3,187,183
Petrohawk Energy 7.25% 8/15/18	1,975,000	2,100,413
Petroleos de Venezuela 8.50% 11/2/17	3,660,000	3,074,400
Petroleos Mexicanos 5.50% 1/21/21	5,205,000	5,712,487
#144A 6.375% 1/23/45	1,100,000	1,189,375
Plains All American Pipeline 8.75% 5/1/19	7,183,000	9,190,067
Plains Exploration & Production 6.50% 11/15/20	4,475,000	4,950,469
Pride International 6.875% 8/15/20	18,001,000	21,517,693
Statoil 2.90% 11/8/20	4,485,000	4,531,622
Sunoco Logistics Partners Operations 3.45% 1/15/23	10,245,000	9,757,973
4.25% 4/1/24	690,000	688,441
Talisman Energy 5.50% 5/15/42	14,035,000	13,952,446
TransCanada PipeLines 3.80% 10/1/20	132,000	138,854
•6.35% 5/15/67	12,098,000	12,563,773
Williams Partners 4.50% 11/15/23	8,205,000	8,411,224
7.25% 2/1/17	6,510,000	7,498,517
#Woodside Finance 144A 8.75% 3/1/19	4,234,000	5,380,804

		289,897,833

Paper & Forest Products–0.38%
Georgia-Pacific 8.00% 1/15/24	13,854,000	18,237,738
International Paper 6.00% 11/15/41	6,205,000	7,139,597

		25,377,335

Pharmaceuticals–0.32%
Zoetis 1.875% 2/1/18	7,750,000	7,704,050
3.25% 2/1/23	13,950,000	13,481,057

		21,185,107

Real Estate Investment Trusts–2.10%
Alexandria Real Estate Equities 3.90% 6/15/23	3,540,000	3,425,477

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities (continued)
4.60% 4/1/22	6,817,000	$7,055,500
American Tower 5.00% 2/15/24	2,100,000	2,191,419
American Tower Trust I #144A 1.551% 3/15/43	9,885,000	9,669,329
#144A 3.07% 3/15/23	6,675,000	6,404,616
CBL & Associates 5.25% 12/1/23	4,960,000	5,113,289
#Comcel Trust 144A 6.875% 2/6/24	1,850,000	1,940,187
Corporate Office Properties 3.60% 5/15/23	4,970,000	4,603,323
5.25% 2/15/24	5,560,000	5,812,146
CubeSmart 4.375% 12/15/23	2,535,000	2,559,589
DDR 4.625% 7/15/22	1,885,000	1,978,532
4.75% 4/15/18	3,752,000	4,071,468
7.50% 4/1/17	1,730,000	2,004,461
7.875% 9/1/20	6,092,000	7,576,206
9.625% 3/15/16	478,000	553,915
Digital Realty Trust 5.25% 3/15/21	9,223,000	9,710,740
5.875% 2/1/20	3,674,000	4,027,417
Duke Realty 3.625% 4/15/23	4,790,000	4,560,588
Host Hotels & Resorts 3.75% 10/15/23	11,990,000	11,634,365
4.75% 3/1/23	1,775,000	1,859,815
5.875% 6/15/19	2,475,000	2,682,024
National Retail Properties 3.80% 10/15/22	2,205,000	2,179,733
ProLogis 3.35% 2/1/21	4,265,000	4,225,753
Regency Centers 4.80% 4/15/21	2,365,000	2,533,948
5.875% 6/15/17	2,897,000	3,246,659
#Trust F 144A 5.25% 12/15/24	4,560,000	4,560,000
UDR 4.625% 1/10/22	4,790,000	5,081,893
#WEA Finance 144A 4.625% 5/10/21	5,644,000	6,185,248
Weingarten Realty Investors 3.50% 4/15/23	5,750,000	5,437,752
4.45% 1/15/24	2,115,000	2,139,377
Weyerhaeuser 4.625% 9/15/23	5,605,000	5,856,132

		140,880,901

Real Estate Management & Development–0.08%
WP Carey 4.60% 4/1/24	5,270,000	5,278,363

		5,278,363

Road & Rail–0.41%
Burlington Northern Santa Fe 3.85% 9/1/23	16,710,000	16,969,155

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
#Korea Expressway 144A 1.875% 10/22/17	4,570,000	$4,588,440
Norfolk Southern 4.80% 8/15/43	5,560,000	5,735,451

		27,293,046

Semiconductors & Semiconductor Equipment–0.26%
National Semiconductor 6.60% 6/15/17	10,220,000	11,882,763
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,298,868

		17,181,631

Software–0.03%
Microsoft 2.125% 11/15/22	2,290,000	2,124,009

		2,124,009

Specialty Retail–0.40%
QVC #144A 3.125% 4/1/19	3,620,000	3,601,451
4.375% 3/15/23	18,365,000	18,131,269
#144A 4.85% 4/1/24	4,865,000	4,938,218

		26,670,938

Wireless Telecommunication Services–0.95%
America Movil SAB de CV 5.00% 3/30/20	12,637,000	13,908,699
#Crown Castle Towers 144A 4.883% 8/15/20	31,285,000	33,968,815
#Millicom International Cellular 144A 6.625% 10/15/21	2,750,000	2,921,875
Rogers Communications 5.00% 3/15/44	7,140,000	7,216,327
#VimpelCom 144A 7.748% 2/2/21	5,705,000	5,897,544

		63,913,260

Total Corporate Bonds (Cost $2,334,882,722)		2,409,618,706

MUNICIPAL BONDS–2.30%
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A 5.00% 4/1/42	2,455,000	2,556,735
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	21,895,312
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
5.731% 6/1/40	6,425,000	$7,681,473
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	18,331,194
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	5,193,302
New Jersey Transportation Trust Fund Authority Transportation System Series A 5.00% 6/15/42	1,560,000	1,628,110
New York City Transitional Finance Authority Future Tax Secured Revenue NYC Recovery Series 13 5.00% 11/1/22	4,540,000	5,376,677
New York City Water & Sewer System Series BB 5.00% 6/15/47	1,185,000	1,249,879
New York City, New York Series I 5.00% 8/1/22	2,260,000	2,645,262
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,765,266
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)	400,000	409,096
New York State Thruway Authority Series A 5.00% 5/1/19	3,280,000	3,790,565
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32	18,055,000	19,730,504
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	22,953,989
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,173,440
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	14,793,767
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,701,198

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Texas Private Activity Bond Surface Transportation Senior Lien-NTE Mobility Partners 6.75% 6/30/43 (AMT)	2,365,000	$2,625,647
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	11,373,457

Total Municipal Bonds (Cost $131,260,045)		154,874,873

NON-AGENCY ASSET-BACKED SECURITIES–4.21%
AEP Texas Central Transition Funding III Series 2012-1 A2 1.976% 6/1/21	3,145,000	3,112,389
Ally Master Owner Trust •Series 2013-2 A 0.605% 4/15/18	5,000,000	5,010,305
•Series 2014-2 A 0.526% 1/16/18	11,750,000	11,750,000
#•Avenue CLO II Series 2005-2A A1L 144A 0.496% 10/30/17	1,263,896	1,262,253
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	5,937,924
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	2,642,855	2,658,027
Capital One Multi-Asset Execution Trust •Series 2006-A11 A11 0.245% 6/17/19	20,000,000	19,920,160
Series 2007-A7 A7 5.75% 7/15/20	13,484,000	15,397,878
•Series 2013-A2 A2 0.335% 2/15/19	3,500,000	3,499,580
•C-BASS Trust Series 2006-CB6 A23 0.304% 7/25/36	1,661,419	1,363,428
#•Cent CLO Series 2013-20A 144A 1.724% 1/25/26	9,000,000	8,969,400
Chase Issuance Trust •Series 2007-B1 B1 0.405% 4/15/19	20,592,000	20,420,489
•Series 2012-A6 A 0.285% 8/15/17	13,075,000	13,072,437
•Series 2013-A3 A3 0.435% 4/15/20	10,000,000	9,967,530
•Series 2013-A9 A 0.575% 11/16/20	7,500,000	7,513,905
Series 2014-A2 A2 2.77% 3/15/23	9,505,000	9,498,347

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.905% 8/15/18	3,762,000	$3,798,619
Citicorp Residential Mortgage Securities fSeries 2006-3 A4 5.703% 11/25/36	51,119	50,986
fSeries 2006-3 A5 5.948% 11/25/36	5,708,000	5,473,595
Discover Card Master Trust Series 2012-A1 A1 0.81% 8/15/17	5,862,000	5,882,464
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.477% 10/20/20	10,874,869	10,759,595
#•Flagship CLO Series 2013-7A A1 144A 1.688% 1/20/26	14,000,000	13,945,400
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	1,470,506	1,461,219
Golden Credit Card Trust #Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,423,468
#•Series 2014-2A A 144A 0.685% 3/15/21	5,500,000	5,499,999
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,134,854
#•JFIN CLO Series 2014-1A A 144A 1.734% 4/21/25	9,500,000	9,474,350
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	4,402,124	4,417,197
#•KKR CLO Trust Series 2013-1A A1 144A 1.389% 7/15/25	10,000,000	9,821,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.477% 7/20/22	13,437,465	13,159,309
#•Mayport CLO Series 2006-1A A1L 144A 0.486% 2/22/20	6,742,535	6,693,314
Mid-State Trust Series 11 A1 4.864% 7/15/38	705,082	751,866
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	243,799	243,853
#•Telos CLO 2013-4 Series 2013-4A A 144A 1.538% 7/17/24	11,500,000	11,372,350
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15	2,022,000	2,045,063
#•Venture CDO Series 2014-16A A1L 144A 1.868% 4/15/26	12,000,000	11,939,263
Volvo Financial Equipment #Series 2012-1A A4 144A 1.09% 8/15/17	6,106,000	6,133,526

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment (continued)
#Series 2014-1A A3 144A 0.82% 4/16/18	2,530,000	$2,524,606
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,272,751
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	4,023,593	4,031,117

Total Non-Agency Asset-Backed Securities (Cost $280,943,026)		282,663,816

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.12%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	143,082	147,972
•Bank of America Mortgage Securities Series 2004-L 4A1 5.199% 1/25/35	475,469	474,125
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35	1,351,170	1,187,223
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	269,133	282,688
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.108% 4/25/36	2,616,481	2,389,132
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36	311,622	268,087
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	133,847	144,578
MASTR ARM Trust •Series 2003-6 1A2 2.825% 12/25/33	230,570	229,207
•Series 2005-6 7A1 5.193% 6/25/35	627,660	592,299
•Series 2006-2 4A1 2.626% 2/25/36	487,705	474,460
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	277,749	278,295
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.479% 2/25/35	231,351	215,479
•Structured ARM Loan Trust Series 2004-3AC A2 2.373% 3/25/34	157,879	160,073
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	305,684	314,056

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36	1,085,848	$1,057,071

Total Non-Agency Collateralized Mortgage Obligations (Cost $8,591,359)		8,214,745

«SENIOR SECURED LOANS–1.02%
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	5,919,135	5,925,918
Davita HealthCare Partners Tranche B2 4.00% 11/1/19	11,850,000	11,929,004
First Data Tranche B 1st Lien 4.23% 3/24/21	15,000,000	15,072,396
Gray Television 4.75% 10/12/19	683,270	689,462
Level 3 Financing Tranche B 4.00% 1/15/20	11,950,000	12,003,775
PQ 1st Lien 4.00% 8/7/17	5,984,848	5,999,811
Univision Communications Tranche C4 4.00% 3/1/20	11,880,225	11,887,656
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19	4,769,806	4,796,636

Total Senior Secured Loans (Cost $67,780,810)		68,304,658

ΔSOVEREIGN BONDS–0.66%
Armenia–0.06%
#Republic of Armenia 144A 6.00% 9/30/20	4,117,000	4,281,680

		4,281,680

Azerbaijan–0.03%
#Republic of Azerbaijan International Bond 144A 4.75% 3/18/24	2,244,000	2,264,196

		2,264,196

Brazil–0.11%
Brazilian Government International Bond 2.875% 4/1/21	EUR 5,318,000	7,300,700

		7,300,700

Gabon–0.06%
#Gabonese Republic 144A 6.375% 12/12/24	4,000,000	4,250,000

		4,250,000

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Hungary–0.04%
Hungary Government International Bond 4.00% 3/25/19		2,450,000	$2,438,975

			2,438,975

Indonesia–0.07%
#Indonesia Government International Bond 144A 5.875% 1/15/24		4,379,000	4,712,899

			4,712,899

Ivory Coast–0.01%
fIvory Coast Government International Bond 5.75% 12/31/32		898,000	848,610

			848,610

Netherlands–0.02%
Republic of Angola Via Northern Lights III 7.00% 8/16/19		1,500,000	1,646,250

			1,646,250

Paraguay–0.04%
#Republic of Paraguay 144A 4.625% 1/25/23		2,480,000	2,480,000

			2,480,000

Romania–0.07%
#Romanian Government International Bond 144A 4.875% 1/22/24		4,296,000	4,360,440

			4,360,440

Slovenia–0.05%
Slovenia Government International Bond #144A 4.125% 2/18/19		1,418,000	1,469,757
#144A 5.25% 2/18/24		2,055,000	2,136,830

			3,606,587

Sri Lanka–0.04%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		2,531,000	2,654,386

			2,654,386

Sweden–0.00%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	206,056

			206,056

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Turkey–0.03%
#Hazine Mustesarligi Varlik Kiralama AS 144A 4.557% 10/10/18	1,770,000	$1,808,055

		1,808,055

Ukraine–0.03%
#Ukraine Government 144A 6.25% 6/17/16	1,792,000	1,711,360

		1,711,360

Total Sovereign Bonds (Cost $43,086,995)		44,570,194

SUPRANATIONAL BANKS–0.22%
#Eurasian Development Bank 144A 5.00% 9/26/20	2,000,000	1,995,200
European Investment Bank 3.25% 1/29/24	12,440,000	12,599,941

Total Supranational Banks (Cost $14,389,854)		14,595,141

U. S. TREASURY OBLIGATIONS–24.05%
U. S. Treasury Bonds 3.625% 2/15/44	105,245,000	106,478,366
¥3.75% 11/15/43	76,815,000	79,539,551
U.S. Treasury Notes 0.125% 7/31/14	102,175,000	102,200,952
0.25% 9/30/14	343,125,000	343,433,126
1.50% 2/28/19	285,240,000	282,409,849
1.625% 3/31/19	140,000,000	139,294,540
2.375% 8/31/14	335,000,000	338,179,820
2.75% 2/15/24	223,670,000	224,176,836

Total U.S. Treasury Obligations (Cost $1,613,924,512)		1,615,713,040

	Number of Shares
PREFERRED STOCK–0.24%
Alabama Power 5.625%	137,242	3,326,746
•Integrys Energy Group 6.00%	285,850	7,206,279
National Retail Properties 5.70%	147,630	3,091,372
Public Storage 5.20%	125,605	2,640,217

Total Preferred Stock (Cost $17,200,358)		16,264,614

	Number of Shares

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,280,988	$1,280,988

Total Money Market Fund (Cost $1,280,988)		1,280,988

	Principal Amount°
SHORT-TERM INVESTMENTS–27.26%
Certificates of Deposit–5.11%
Banco Estado Chile 0.21% 7/7/14	35,000,000	34,998,093
Bank of Montreal Chicago 0.20% 4/25/14	50,000,000	50,003,815
Branch Banking & Trust 0.11% 5/27/14	38,825,000	38,824,387
Chase Bank USA 0.76% 12/4/14	55,000,000	55,052,844
Credit Suisse New York 0.21% 7/10/14	50,000,000	49,997,190
Deutsche Bank New York 0.44% 12/10/14	4,750,000	4,749,980
Dnb Nor Bank New York 0.29% 12/10/14	4,750,000	4,750,661
HSBC Bank USA 0.21% 9/22/14	50,000,000	50,000,000
Rabobank Nederland New York 0.26% 12/11/14	4,750,000	4,749,657
Toronto Dominion Bank New York 0.17% 8/6/14	50,000,000	50,001,770

		343,128,397

≠Discounted Commercial Paper–16.17%
Abbey National North America 0.05% 4/1/14	63,025,000	63,025,000
Abbott Laboratories 0.09% 4/17/14	35,000,000	34,999,835
0.10% 6/3/14	21,090,000	21,088,463
American Honda Finance 0.20% 5/22/14	51,000,000	50,992,636
BMW US Capital 0.11% 6/10/14	40,000,000	39,985,720
0.12% 4/22/14	29,000,000	28,997,857
Bnp Paribas Finance 0.16% 4/3/14	58,795,000	58,794,559
Brown University 0.10% 6/17/14	9,280,000	9,277,958
Commonwealth Bank of Australia •×0.228% 10/17/14	50,000,000	50,014,150
Cornell University 0.10% 4/10/14	15,000,000	14,999,850

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Cornell University (continued)
0.10% 5/1/14	9,184,000	$9,183,265
0.10% 5/22/14	8,400,000	8,398,740
Credit Suisse New York 0.14% 4/29/14	5,000,000	4,999,400
0.23% 7/25/14	11,910,000	11,901,365
Danaher 0.09% 4/9/14	35,000,000	34,999,171
Deutsche Bank Financial 0.44% 4/30/14	60,000,000	59,991,498
DNB Bank 0.175% 4/10/14	50,000,000	49,999,335
General Electric Capital 0.18% 6/30/14	20,000,000	19,995,400
Glaxosmithkline Finance 0.11% 5/20/14	15,465,000	15,461,627
Honeywell International 0.13% 6/26/14	11,500,000	11,496,471
JP Morgan Securities 0.45% 12/19/14	9,750,000	9,722,007
Koch Resources 0.15% 4/1/14	48,510,000	48,509,918
Nordea Bank 0.17% 6/19/14	24,775,000	24,765,640
PNC Bank North America 0.28% 8/21/14	500,000	499,478
Procter & Gamble 0.10% 5/5/14	24,345,000	24,344,455
0.14% 6/9/14	27,175,000	27,172,728
Societe Generale North America 0.25% 5/1/14	28,320,000	28,316,805
0.28% 8/1/14	20,000,000	19,983,396
Standard Chartered Bank 0.25% 8/4/14	25,000,000	24,981,800

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Standard Chartered Bank (continued)
0.25% 8/25/14	25,000,000	$24,975,907
Total Capital Canada 0.12% 6/19/14	21,490,000	21,481,722
0.20% 4/11/14	48,590,000	48,588,071
Toyota Motor Credit 0.17% 9/3/14	35,000,000	34,977,856
0.19% 4/17/14	30,000,000	29,999,292
UBS Finance Delaware 0.215% 5/7/14	29,985,000	29,981,498
University of Chicago 0.11% 5/7/14	10,835,000	10,833,808
0.24% 5/15/14	31,600,000	31,595,576
Westpac Securities 0.17% 5/21/14	32,585,000	32,581,768
Yale University 0.11% 6/17/14	14,500,000	14,495,037

		1,086,409,062

Floating Rate Notes–1.12%
Bank of Nova Scotia •0.26% 12/5/14	25,000,000	25,021,100
National Australia Bank •0.225% 10/23/14	50,000,000	50,015,800

		75,036,900

U.S. Treasury Obligations–4.86%
U.S. Treasury Bill 0.21% 4/24/14	326,500,000	326,494,450

		326,494,450

Total Short Term Investments (Cost $1,830,930,954)		1,831,068,809

TOTAL VALUE OF SECURITIES–122.67% (Cost $8,131,190,919)	8,240,674,463
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(22.67%)	(1,522,793,599)

NET ASSETS APPLICABLE TO 488,829,972 SHARES OUTSTANDING–100.00%	$6,717,880,864

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $816,009,910, which represents 12.15% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
×	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2014, the aggregate value of these securites was $50,014,150, which represented 0.74% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	GBP	(1,980,078)	USD	3,270,573	4/25/14	$(30,003)
MSC	IDR	(2,147,483,648)	USD	(1,186,353)	4/25/14	5,646
MSC	TRY	19,610	USD	(8,793)	4/25/14	299
TD	CAD	(3,747,069)	USD	3,347,765	4/25/14	(40,220)
TD	JPY	18,364,261	USD	(179,285)	4/25/14	(1,331)
UBS	CAD	(3,582,098)	USD	3,231,754	4/25/14	(7,070)

						$(72,679)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)		Notional Value		Expiration Date	Unrealized Appreciation (Depreciation)
483 U.S. Treasury Long Bond		$64,137,909		$64,344,656	6/19/14	$206,747

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

CAD–Canadian Dollar

CLO–Collateralized Loan Obligation

EUR–European Monetary Unit

FGIC–Insured by Financial Guaranty Insurance Company

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

IDR–Indonesia Rupiah

JPMC–JPMorgan Chase Bank

JPY– Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NATL-RE–Insured by National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

TRY–Turkish Lira

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$2,029,378,213	$55,005,227	$2,084,383,440
Corporate Debt	—	2,477,923,364	—	2,477,923,364
Foreign Debt	—	59,165,335	—	59,165,335
Money Market Fund	1,280,988	—	—	1,280,988
Municipal Bonds	—	154,874,873	—	154,874,873
U.S. Treasury Obligation	—	1,615,713,040	—	1,615,713,040
Short-Term Investments	—	1,831,068,809	—	1,831,068,809
Preferred Stock	16,264,614	—	—	16,264,614

Total	$17,545,602	$8,168,123,634	$55,005,227	$8,240,674,463

Foreign Currency Exchange Contracts	$—	$(72,679)	$—	$(72,679)

Futures Contracts	$206,747	$—	$—	$206,747

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Bond Fund–18

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.36%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	5,577	$6,362
•Series 2005-106 QF 0.664% 12/25/35	2,315,018	2,329,868
•Series 2006-40 F 0.454% 5/25/36	228,622	228,272
Freddie Mac REMICs	220,035	220,790
•Series 3152 JF 0.605% 8/15/35
•Series 3311 VF 0.395% 5/15/37	455,261	453,488
•Series 3780 LF 0.555% 3/15/29	45,645	45,725
•Series 3800 AF 0.655% 2/15/41	692,332	695,575
•GNMA Series 2010-46 MF 0.555% 5/16/34	518,433	519,989

Total Agency Collateralized Mortgage Obligations (Cost $4,477,545)		4,500,069

CONVERTIBLE BONDS–0.38%
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	21,000	21,473
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	206,000	202,137
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	815,000	1,089,044
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	38,000	39,947
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	669,000	681,544
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	1,019,000	1,075,045
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	150,000	218,719
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	42,000	154,586
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	325,221
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	238,500

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	300,000	$494,813
Steel Dynamics 5.125% exercise price $17.10, expiration date 6/15/14	35,000	37,931
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	248,000	250,170

Total Convertible Bonds (Cost $3,993,274)		4,829,130

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.00%
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	100	3,080

Total Convertible Preferred Stock (Cost $2,456)		3,080

	Principal Amount°
CORPORATE BONDS–73.07%
Aerospace & Defense–1.43%
•Boeing 0.248% 11/3/14	1,900,000	1,900,667
Precision Castparts 1.25% 1/15/18	5,300,000	5,215,518
•Rockwell Collins 0.583% 12/15/16	7,610,000	7,619,277
•United Technologies 0.736% 6/1/15	3,250,000	3,268,375

		18,003,837

Air Freight & Logistics–0.15%
Hunt (J.B.) Transport Services 2.40% 3/15/19	255,000	253,152
3.85% 3/15/24	800,000	800,014
United Parcel Service 5.125% 4/1/19	725,000	822,708

		1,875,874

Airlines–0.04%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	495,000	496,888

		496,888

Auto Components–0.30%
Delphi 4.15% 3/15/24	165,000	165,134
6.125% 5/15/21	1,200,000	1,338,000

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
#TRW Automotive 144A 4.45% 12/1/23	2,235,000	$2,251,763

		3,754,897

Automobiles–2.12%
#•Daimler Finance North America 144A 0.585% 3/10/17	5,400,000	5,407,042
#General Motors 144A 3.50% 10/2/18	865,000	885,544
•PACCAR Financial 0.835% 12/6/18	5,850,000	5,889,060
Toyota Motor Credit 2.00% 10/24/18	5,700,000	5,695,890
#•Volkswagen International Finance 144A 0.676% 11/18/16	8,755,000	8,774,445

		26,651,981

Beverages–3.52%
•Anheuser-Busch InBev Finance 0.639% 2/1/19	9,060,000	9,057,889
•Coca-Cola 0.338% 11/1/16	5,000,000	5,005,805
Coca-Cola Femsa 2.375% 11/26/18	700,000	701,050
#Coca-Cola Icecek AS 144A 4.75% 10/1/18	800,000	827,640
Constellation Brands 4.25% 5/1/23	230,000	225,400
PepsiCo •0.444% 2/26/16	4,925,000	4,933,107
4.50% 1/15/20	2,000,000	2,196,380
Pernod-Ricard #144A 2.95% 1/15/17	5,450,000	5,651,873
#144A 4.25% 7/15/22	1,300,000	1,337,505
#144A 5.75% 4/7/21	2,225,000	2,529,502
SABMiller Holdings #•144A 0.928% 8/1/18	6,520,000	6,577,096
#144A 1.85% 1/15/15	5,250,000	5,300,983

		44,344,230

Biotechnology–0.75%
Amgen 3.875% 11/15/21	4,390,000	4,586,229
4.10% 6/15/21	505,000	535,077
Celgene 3.25% 8/15/22	1,670,000	1,630,484
Genzyme 3.625% 6/15/15	700,000	725,233
Gilead Sciences 3.70% 4/1/24	1,970,000	1,974,917

		9,451,940

Capital Markets–1.32%
•Bank of New York Mellon 1.086% 11/24/14	500,000	502,822

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
•Goldman Sachs Group 1.436% 4/30/18	2,290,000	$2,321,522
Jefferies Group 5.125% 1/20/23	1,695,000	1,784,630
Lazard Group 4.25% 11/14/20	1,805,000	1,872,745
6.85% 6/15/17	915,000	1,041,054
Morgan Stanley •1.485% 2/25/16	2,370,000	2,405,176
•1.519% 4/25/18	3,265,000	3,331,929
•RBS Capital Trust I 2.099% 12/29/49	785,000	765,375
State Street 3.10% 5/15/23	2,725,000	2,595,437

		16,620,690

Chemicals–0.44%
Braskem Finance 6.45% 2/3/24	1,180,000	1,210,975
CF Industries 6.875% 5/1/18	1,240,000	1,446,606
7.125% 5/1/20	500,000	595,229
Dow Chemical 8.55% 5/15/19	475,000	608,867
LyondellBasell Industries 5.75% 4/15/24	840,000	969,556
Potash 3.625% 3/15/24	750,000	745,369

		5,576,602

Commercial Banks–8.08%
•Abbey National Treasury Services 0.743% 3/13/17	2,500,000	2,501,077
#•Australia & New Zealand Banking Group 144A 0.62% 1/10/17	7,750,000	7,763,849
#Banco de Costa Rica 144A 5.25% 8/12/18	810,000	825,187
#Banco Nacional de Costa Rica 144A 4.875% 11/1/18	660,000	667,425
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24	810,000	838,350
BanColombia 5.95% 6/3/21	555,000	595,237
#Bank of Georgia 144A 7.75% 7/5/17	745,000	794,356
Bank of Montreal •0.706% 4/29/14	1,125,000	1,125,359
•0.759% 7/15/16	2,320,000	2,333,454
Bank of Nova Scotia •0.633% 3/15/16	2,100,000	2,104,878
•0.759% 7/15/16	4,860,000	4,884,873
Barclays Bank 7.625% 11/21/22	600,000	663,000
•BB&T 1.093% 6/15/18	3,635,000	3,676,497
#BBVA Bancomer 144A 6.50% 3/10/21	785,000	852,706

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Branch Banking & Trust •0.536% 5/23/17	2,575,000	$2,549,680
•0.553% 9/13/16	1,755,000	1,745,705
2.85% 4/1/21	745,000	735,682
#•CoBank 144A 0.833% 6/15/22	425,000	381,947
#Credit Suisse 144A 6.50% 8/8/23	945,000	1,039,500
•Export-Import Bank of Korea 0.992% 1/14/17	5,000,000	5,030,935
•Fifth Third Bank 0.644% 2/26/16	6,390,000	6,405,419
#HBOS 144A 6.75% 5/21/18	295,000	334,828
#•HSBC Bank 144A 0.876% 5/15/18	2,800,000	2,812,020
#•ING Bank 144A 1.873% 9/25/15	1,500,000	1,531,487
#•National Australia Bank 144A 0.962% 4/11/14	1,110,000	1,110,173
•National City Bank 0.604% 6/7/17	3,360,000	3,336,719
Northern Trust 3.95% 10/30/25	670,000	675,608
#•PNC Preferred Funding Trust II 144A 1.456% 3/31/49	6,200,000	5,952,000
Royal Bank of Canada •0.605% 3/8/16	1,755,000	1,761,938
•0.695% 9/9/16	2,490,000	2,501,260
•0.936% 10/30/14	2,100,000	2,109,198
Santander Holdings USA 3.45% 8/27/18	940,000	973,535
#Santander UK 144A 5.00% 11/7/23	3,510,000	3,617,940
#•Sberbank of Russia Via SB Capital 144A 5.50% 2/26/24	1,195,000	1,121,806
#•Standard Chartered 144A 1.184% 5/12/14	1,300,000	1,301,659
•SunTrust Bank 0.526% 8/24/15	1,415,000	1,411,460
SVB Financial Group 5.375% 9/15/20	310,000	344,968
•Svenska Handelsbanken 0.684% 3/21/16	1,385,000	1,391,238
•Toronto-Dominion Bank 0.786% 4/30/18	2,800,000	2,818,676
•Union Bank 0.985% 9/26/16	5,000,000	5,052,510
•USB Capital IX 3.50% 10/29/49	465,000	392,925
Wells Fargo •0.767% 7/20/16	5,500,000	5,519,580
•0.867% 4/23/18	6,500,000	6,566,515
Zions Bancorp 4.50% 3/27/17	200,000	213,667
7.75% 9/23/14	1,260,000	1,298,910

		101,665,736

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.53%
#•Avis Budget Car Rental 144A 2.986% 12/1/17	2,010,000	$2,035,125
Broadridge Financial Solutions 3.95% 9/1/20	845,000	859,764
International Lease Finance •2.183% 6/15/16	2,725,000	2,759,063
5.875% 4/1/19	105,000	115,237
6.25% 5/15/19	796,000	881,570

		6,650,759

Communications Equipment–1.10%
•Cisco Systems 0.733% 3/1/19	12,480,000	12,549,301
Juniper Networks 4.50% 3/15/24	1,330,000	1,349,199

		13,898,500

Computers & Peripherals–2.51%
•Apple 0.488% 5/3/18	11,530,000	11,546,672
EMC 2.65% 6/1/20	2,575,000	2,566,742
•Hewlett-Packard 1.182% 1/14/19	11,435,000	11,474,908
NetApp 2.00% 12/15/17	4,780,000	4,833,938
Seagate HDD Cayman #144A 3.75% 11/15/18	540,000	557,550
#144A 4.75% 6/1/23	570,000	565,725

		31,545,535

Construction & Engineering–0.17%
#OAS Investments GmbH 144A 8.25% 10/19/19	790,000	795,925
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	965,000	1,008,425
URS 3.85% 4/1/17	160,000	165,708
5.00% 4/1/22	200,000	198,061

		2,168,119

Construction Materials–0.25%
#•Cemex 144A 4.989% 10/15/18	2,965,000	3,142,900

		3,142,900

Consumer Finance–2.99%
•Bank of America 0.706% 11/14/16	6,025,000	6,038,315
•Caterpillar Financial Services 0.474% 2/26/16	4,420,000	4,431,664
•Ford Motor Credit 1.487% 5/9/16	7,800,000	7,934,456
John Deere Capital •0.532% 10/11/16	8,050,000	8,071,228
0.95% 6/29/15	1,500,000	1,510,275
•Toyota Motor Credit 0.526% 5/17/16	1,300,000	1,305,682

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
•US Bancorp 0.726% 11/15/18	8,340,000	$8,364,695

		37,656,315

Containers & Packaging–0.39%
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	1,000,000	1,027,500
#144A 6.00% 6/15/17	1,000,000	1,037,500
Packaging Corporation of America 4.50% 11/1/23	595,000	617,066
Rock Tenn
3.50% 3/1/20	1,145,000	1,162,941
4.00% 3/1/23	680,000	684,992
4.45% 3/1/19	330,000	353,929

		4,883,928

Diversified Financial Services–5.84%
#•American Honda Finance 144A 0.609% 5/26/16	6,070,000	6,100,204
Bank of America
•0.502% 10/14/16	1,350,000	1,341,730
•1.279% 1/15/19	4,750,000	4,808,724
2.00% 1/11/18	620,000	619,398
2.65% 4/1/19	1,255,000	1,260,468
4.00% 4/1/24	1,695,000	1,696,466
#•Credit Agricole 144A 7.875% 1/29/49	480,000	507,600
#•Credit Suisse Group 144A 7.50% 12/11/49	795,000	864,570
ERAC USA Finance #144A 4.50% 8/16/21	2,650,000	2,820,840
#144A 5.25% 10/1/20	730,000	815,019
General Electric Capital •0.616% 5/5/26	2,000,000	1,834,200
•0.752% 1/14/19	5,450,000	5,461,532
•1.233% 3/15/23	2,450,000	2,446,940
#144A 3.80% 6/18/19	250,000	265,063
4.375% 9/16/20	135,000	146,835
6.00% 8/7/19	1,470,000	1,727,732
•7.125% 12/15/49	400,000	456,722
#•HBOS Capital Funding 144A 6.071% 6/29/49	3,125,000	3,140,625
HSBC Holdings 4.25% 3/14/24	935,000	938,037
Hyundai Capital America #144A 2.55% 2/6/19	350,000	350,208
#144A 4.00% 6/8/17	890,000	949,565
#•Hyundai Capital Services 144A 1.035% 3/18/17	2,895,000	2,900,463
JPMorgan Chase •0.563% 6/13/16	7,955,000	7,918,542
•6.75% 8/29/49	1,650,000	1,744,875
Morgan Stanley •1.087% 1/24/19	4,235,000	4,245,931

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Morgan Stanley (continued)
5.00% 11/24/25	865,000	$891,978
National Rural Utilities Cooperative Finance
•0.483% 5/27/16	9,925,000	9,935,143
•0.493% 4/4/14	1,750,000	1,750,017
•0.536% 11/23/16	3,500,000	3,505,947
•4.75% 4/30/43	580,000	549,550
#•USB Realty 144A
1.386% 12/22/49	1,600,000	1,488,000

		73,482,924

Diversified Telecommunication Services–2.56%
AT&T
•0.905% 3/11/19	6,200,000	6,210,559
•1.144% 11/27/18	4,655,000	4,728,214
#Brasil Telecom 144A 5.75% 2/10/22	380,000	367,650
CenturyLink 5.80% 3/15/22	1,395,000	1,433,363
#Digicel Group 144A 8.25% 9/30/20	2,020,000	2,166,450
#Lynx II 144A 6.375% 4/15/23	205,000	218,325
#SBA Tower Trust 144A 2.24% 4/15/18	465,000	457,086
#SES 144A 3.60% 4/4/23	1,290,000	1,253,706
Telefonica Emisiones SAU 4.57% 4/27/23	985,000	1,009,649
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	213,925
Verizon Communications #•144A 0.435% 3/6/15	1,360,000	1,360,302
•1.984% 9/14/18	7,410,000	7,790,244
2.00% 11/1/16	1,255,000	1,284,752
4.15% 3/15/24	1,170,000	1,191,072
5.15% 9/15/23	935,000	1,025,121
Virgin Media Secured Finance 6.50% 1/15/18	1,500,000	1,556,250

		32,266,668

Electric Utilities–4.72%
#American Transmission Systems 144A 5.25% 1/15/22	2,170,000	2,342,313
Cleveland Electric Illuminating 5.50% 8/15/24	1,825,000	2,063,732
Commonwealth Edison 2.15% 1/15/19	4,500,000	4,484,385
•Duke Energy Indiana 0.592% 7/11/16	5,695,000	5,695,689
•Duke Energy Ohio 0.375% 3/6/15	3,235,000	3,238,588
Electricite de France
#•144A 0.694% 1/20/17	5,465,000	5,485,964
#•144A 5.25% 12/29/49	4,410,000	4,427,640

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#•Enel 144A 8.75% 9/24/73	445,000	$500,447
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,141,174
Entergy Mississippi 3.10% 7/1/23	250,000	240,247
•Georgia Power 0.553% 3/15/16	5,400,000	5,397,889
Great Plains Energy 4.85% 6/1/21	780,000	843,619
f5.292% 6/15/22	2,155,000	2,394,114
LG&E & KU Energy 3.75% 11/15/20	1,015,000	1,044,572
4.375% 10/1/21	700,000	737,737
#MidAmerican Energy Holdings 144A 3.75% 11/15/23	1,525,000	1,520,143
NextEra Energy Capital Holdings 1.20% 6/1/15	1,000,000	1,004,900
2.70% 9/15/19	3,255,000	3,245,713
3.625% 6/15/23	375,000	363,422
•6.35% 10/1/66	1,000,000	1983,056
•NSTAR Electric 0.476% 5/17/16	1,750,000	1,748,049
NV Energy 6.25% 11/15/20	800,000	935,256
Pennsylvania Electric 5.20% 4/1/20	500,000	547,400
•PPL Capital Funding 6.70% 3/30/67	200,000	201,134
Public Service of New Hampshire 3.50% 11/1/23	790,000	793,225
•Southern California Edison 0.283% 10/1/14	5,000,000	5,001,110

		59,381,518

Electronic Equipment, Instruments & Components–0.00%
Thermo Fisher Scientific 4.15% 2/1/24	5,000	5,154

		5,154

Energy Equipment & Services–0.40%
Noble Holding International 3.05% 3/1/16	1,300,000	1,343,919
#•Schlumberger Investment 144A 0.784% 9/12/14	3,710,000	3,719,542

		5,063,461

Food & Staples Retailing–1.16%
CVS Caremark 4.00% 12/5/23	2,055,000	2,103,751
Kroger •0.804% 10/17/16	11,370,000	11,391,614
3.30% 1/15/21	1,065,000	1,065,627

		14,560,992

Food Products–2.32%
•Campbell Soup 0.538% 8/1/14	2,970,000	2,972,694
General Mills •0.435% 1/28/16	4,245,000	4,244,635

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
General Mills (continued)
•0.536% 1/29/16	1,730,000	$1,732,443
Ingredion 1.80% 9/25/17	1,500,000	1,472,411
#JBS Investments 144A 7.75% 10/28/20	1,110,000	1,175,213
•Kellogg 0.467% 2/13/15	6,990,000	7,000,967
Kraft Foods Group 1.625% 6/4/15	3,250,000	3,287,417
3.50% 6/6/22	710,000	715,543
5.375% 2/10/20	445,000	508,085
•Mondelez International 0.775% 2/1/19	5,725,000	5,693,936
#Want Want China Finance 144A 1.875% 5/14/18	355,000	343,052

		29,146,396

Health Care Equipment & Supplies–1.50%
•Baxter International 0.406% 12/11/14	5,130,000	5,136,536
Boston Scientific 2.65% 10/1/18	5,565,000	5,612,915
6.00% 1/15/20	465,000	534,370
CareFusion 6.375% 8/1/19	1,615,000	1,845,843
•Medtronic 0.324% 2/27/17	5,700,000	5,695,862

		18,825,526

Health Care Providers & Services–0.69%
Laboratory Corporation of America Holdings 2.20% 8/23/17	210,000	212,721
McKesson •0.635% 9/10/15	6,000,000	6,008,226
3.796% 3/15/24	1,755,000	1,760,249
Quest Diagnostics 2.70% 4/1/19	750,000	749,762

		8,730,958

Hotels, Restaurants & Leisure–0.72%
Carnival 1.20% 2/5/16	1,445,000	1,454,335
International Game Technology 5.35% 10/15/23	2,225,000	2,383,086
Marriott International 3.375% 10/15/20	760,000	767,248
Wyndham Worldwide 4.25% 3/1/22	3,815,000	3,865,011
Yum Brands 3.875% 11/1/23	600,000	596,927

		9,066,607

Independent Power Producers & Energy Traders–0.09%
Exelon Generation 4.00% 10/1/20	1,150,000	1,182,705

		1,182,705

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates–0.02%
Tyco Electronics Group 1.60% 2/3/15	265,000	$267,596

		267,596

Insurance–3.43%
American International Group 8.25% 8/15/18	3,500,000	4,383,263
Berkshire Hathaway Finance •0.39% 1/10/17	6,460,000	6,468,017
2.90% 10/15/20	5,100,000	5,177,066
•Chubb 6.375% 3/29/67	1,045,000	1,165,175
•ING US 5.65% 5/15/53	735,000	734,265
#Liberty Mutual Group 144A 4.25% 6/15/23	2,070,000	2,104,712
#•Metropolitan Life Global Funding I 144A 0.769% 7/15/16	6,500,000	6,546,573
#New York Life Global Funding 144A 1.65% 5/15/17	1,000,000	1,013,602
#•Pricoa Global Funding I 144A 0.505% 8/19/15	2,000,000	2,005,710
#•Principal Life Global Funding II 144A 0.604% 5/27/16	3,170,000	3,176,625
Prudential Financial •1.016% 8/15/18	8,610,000	8,630,492
•5.625% 6/15/43	630,000	645,750
•5.875% 9/15/42	565,000	592,544
•XL Group 6.50% 12/31/49	530,000	524,037

		43,167,831

Internet Software & Services–0.36%
Amazon.com 2.50% 11/29/22	1,805,000	1,680,240
Baidu 3.25% 8/6/18	1,445,000	1,479,056
eBay 2.60% 7/15/22	275,000	261,537
Google 3.375% 2/25/24	1,120,000	1,124,250

		4,545,083

IT Services–1.12%
Fidelity National Information Services 3.50% 4/15/23	2,000,000	1,904,414
International Business Machines •0.604% 2/12/19	6,850,000	6,874,605
1.25% 2/6/17	4,385,000	4,410,227
1.625% 5/15/20	690,000	653,812
Total System Services 2.375% 6/1/18	240,000	236,885
Xerox 6.35% 5/15/18	40,000	46,265

		14,126,208

Life Sciences Tools & Services–0.40%
Thermo Fisher Scientific 2.40% 2/1/19	4,440,000	4,426,445

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific (continued) 3.20% 5/1/15	525,000	$539,037

		4,965,482

Machinery–0.65%
Crane 2.75% 12/15/18	355,000	356,449
4.45% 12/15/23	3,365,000	3,469,921
•Eaton 0.563% 6/16/14	1,750,000	1,751,123
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	2,495,000	2,552,263

		8,129,756

Marine–0.06%
#DP World Sukuk 144A 6.25% 7/2/17	660,000	733,458

		733,458

Media–2.25%
CC Holdings GS V 3.849% 4/15/23	120,000	116,953
#Columbus International 144A 7.375% 3/30/21	1,515,000	1,562,344
#COX Communications 144A 6.25% 6/1/18	350,000	399,222
DIRECTV Holdings 4.45% 4/1/24	1,490,000	1,497,197
Historic TW 6.875% 6/15/18	430,000	510,084
Interpublic Group 3.75% 2/15/23	725,000	706,301
4.20% 4/15/24	825,000	823,449
#Myriad International Holdings 144A 6.375% 7/28/17	745,000	828,813
#•NBCUniversal Enterprise 144A 0.924% 4/15/18	10,385,000	10,456,314
NBCUniversal Media 5.15% 4/30/20	450,000	509,052
#SES Global Americas Holdings 144A 2.50% 3/25/19	5,440,000	5,413,094
#Sirius XM Radio 144A 4.625% 5/15/23	865,000	817,425
Time Warner Cable 5.85% 5/1/17	760,000	855,056
8.25% 4/1/19	1,345,000	1,677,582
Viacom 3.875% 4/1/24	2,165,000	2,164,127

		28,337,013

Metals & Mining–0.92%
ArcelorMittal 10.35% 6/1/19	415,000	527,569
Barrick Gold 4.10% 5/1/23	1,225,000	1,164,244
BHP Billiton Finance USA 3.25% 11/21/21	155,000	156,994

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Cia Minera Ares 144A 7.75% 1/23/21	810,000	$837,337
#FMG Resources August 2006 144A 6.875% 4/1/22	1,065,000	1,151,531
Metalloinvest Finance #144A 5.625% 4/17/20	1,040,000	982,800
#144A 6.50% 7/21/16	1,945,000	1,996,056
#MMC Norilsk Nickel OJSC via MMC Finance 144A 5.55% 10/28/20	819,000	808,763
•Rio Tinto Finance USA 1.073% 6/17/16	1,975,000	1,993,085
#Samarco Mineracao 144A 5.75% 10/24/23	990,000	998,663
Teck Resources 3.75% 2/1/23	595,000	560,292
#Vedanta Resources 144A 6.00% 1/31/19	450,000	452,250

		11,629,584

Multi-Utilities–0.43%
Ameren Illinois 9.75% 11/15/18	385,000	504,860
CenterPoint Energy 6.50% 5/1/18	850,000	986,508
•Integrys Energy Group 6.11% 12/1/66	870,000	879,234
NiSource Finance 5.45% 9/15/20	570,000	640,084
SCANA 4.125% 2/1/22	1,080,000	1,090,439
Sempra Energy 2.875% 10/1/22	495,000	469,654
•Wisconsin Energy 6.25% 5/15/67	856,000	882,301

		5,453,080

Oil, Gas & Consumable Fuels–8.74%
Apache 1.75% 4/15/17	730,000	737,477
BP Capital Markets •0.656% 11/7/16	2,985,000	2,999,244
•0.777% 5/10/19	8,925,000	8,967,456
•Canadian Natural Resources 0.609% 3/30/16	9,445,000	9,445,047
#CNOOC Curtis Funding 144A 4.50% 10/3/23	355,000	361,895
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	354,482
Continental Resources 4.50% 4/15/23	3,020,000	3,133,395
•Devon Energy 0.773% 12/15/16	5,325,000	5,334,324
Ecopetrol 7.625% 7/23/19	590,000	710,213
El Paso Pipeline Partners Operating 6.50% 4/1/20	1,695,000	1,948,557
•Enbridge 0.883% 10/1/16	5,230,000	5,248,729

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enbridge Energy Partners 8.05% 10/1/37	855,000	$964,654
EnLink Midstream Partners 4.40% 4/1/24	3,705,000	3,784,787
Enterprise Products Operating 3.20% 2/1/16	50,000	52,056
•7.034% 1/15/68	995,000	1,127,785
Husky Energy 4.00% 4/15/24	1,900,000	1,936,233
#KazMunayGas National JSC 144A 9.125% 7/2/18	750,000	902,813
Kinder Morgan Energy Partners 3.50% 3/1/21	40,000	39,903
3.50% 9/1/23	1,245,000	1,177,848
6.00% 2/1/17	775,000	864,466
Lukoil International Finance 6.125% 11/9/20	610,000	634,400
Newfield Exploration 5.625% 7/1/24	430,000	448,275
#Nostrum Oil & Gas Finance 144A 6.375% 2/14/19	785,000	804,625
ONGC Videsh 2.50% 5/7/18	760,000	733,370
Pacific Rubiales Energy #144A 5.375% 1/26/19	1,045,000	1,086,800
#144A 7.25% 12/12/21	610,000	672,525
Pertamina Persero #144A 4.30% 5/20/23	235,000	212,969
#144A 4.875% 5/3/22	555,000	534,881
Petrobras Global Finance •2.379% 1/15/19	2,540,000	2,486,025
4.875% 3/17/20	615,000	617,892
6.25% 3/17/24	615,000	635,148
Petrohawk Energy 7.25% 8/15/18	405,000	430,717
#Petroleos Mexicanos 144A 3.125% 1/23/19	1,130,000	1,159,945
Plains All American Pipeline 5.00% 2/1/21	640,000	711,396
Plains Exploration & Production 6.50% 11/15/20	660,000	730,125
•Shell International Finance BV 0.446% 11/15/16	10,425,000	10,442,723
Statoil •0.526% 5/15/18	4,870,000	4,869,274
•0.697% 11/8/18	7,240,000	7,290,970
Sunoco Logistics Partners Operations 3.45% 1/15/23	4,155,000	3,957,480
•Total Capital Canada 0.619% 1/15/16	1,500,000	1,508,975
•Total Capital International 0.807% 8/10/18	8,620,000	8,688,779
TransCanada PipeLines •0.914% 6/30/16	7,732,000	7,791,374

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines (continued)
•6.35% 5/15/67	1,285,000	$1,334,473
Williams Partners 4.50% 11/15/23	1,480,000	1,517,198
7.25% 2/1/17	575,000	662,311

		110,054,014

Paper & Forest Products–0.12%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,480,977

		1,480,977

Pharmaceuticals–3.71%
AbbVie •0.996% 11/6/15	3,210,000	3,242,947
1.20% 11/6/15	2,300,000	2,320,541
Allergan 1.35% 3/15/18	4,500,000	4,405,135
•Merck 0.596% 5/18/18	9,495,000	9,524,501
Mylan 2.60% 6/24/18	7,835,000	7,901,699
•Pfizer 0.533% 6/15/18	11,140,000	11,161,701
Zoetis 1.875% 2/1/18	8,133,000	8,084,779

		46,641,303

Real Estate Investment Trusts–1.16%
Alexandria Real Estate Equities 3.90% 6/15/23	305,000	295,133
4.60% 4/1/22	725,000	750,365
American Tower 5.00% 2/15/2	800,000	834,826
#American Tower Trust I 144A 1.551% 3/15/43	2,505,000	2,450,585
CBL & Associates 5.25% 12/1/23	850,000	876,269
Corporate Office Properties 3.60% 5/15/23	465,000	430,693
5.25% 2/15/24	1,040,000	1,087,164
CubeSmart 4.375% 12/15/23	440,000	444,268
DDR 4.625% 7/15/22	115,000	120,706
Digital Realty Trust 5.25% 3/15/21	1,300,000	1,368,748
Duke Realty 3.625% 4/15/23	415,000	395,124
Host Hotels & Resorts 3.75% 10/15/23	2,660,000	2,581,102
4.75% 3/1/23	140,000	146,690
National Retail Properties 3.80% 10/15/22	155,000	153,224
ProLogis 3.35% 2/1/21	225,000	222,930
UDR 4.625% 1/10/22	255,000	270,539
Weingarten Realty Investors 3.50% 4/15/23	460,000	435,020
4.45% 1/15/24	770,000	778,875
Weyerhaeuser 4.625% 9/15/23	965,000	1,008,237

		14,650,498

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Management & Development–0.08%
WP Carey 4.60% 4/1/24	980,000	$981,555

		981,555

Road & Rail–1.10%
•Canadian National Railway 0.436% 11/6/15	7,580,000	7,583,055
•Kansas City Southern de Mexico 0.935% 10/28/16	4,950,000	4,978,344
#Korea Expressway 144A 1.875% 10/22/17	360,000	361,453
Norfolk Southern 3.85% 1/15/24	915,000	931,081

		13,853,933

Semiconductors & Semiconductor Equipment–0.14%
National Semiconductor 6.60% 6/15/17	500,000	581,349
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,203,149

		1,784,498

Software–1.02%
Microsoft 2.125% 11/15/22	385,000	357,093
•Oracle 0.819% 1/15/19	12,355,000	12,439,434

		12,796,527

Specialty Retail–0.35%
QVC #144A 3.125% 4/1/19	2,705,000	2,691,140
4.375% 3/15/23	825,000	814,500
#144A 4.85% 4/1/24	905,000	918,620

		4,424,260

Wireless Telecommunication Services–0.92%
•America Movil 1.234% 9/12/16	5,030,000	5,089,133
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,753,544
#ENTEL Chile 144A 4.875% 10/30/24	565,000	571,008
#Millicom International Cellular 144A 6.625% 10/15/21	860,000	913,750
•Vodafone Group 0.62% 2/19/16	3,200,000	3,203,238

		11,530,673

Total Corporate Bonds (Cost $912,009,815)		919,654,969

MUNICIPAL BONDS–1.16%
Golden State Tobacco Securitization Series A-1 4.50% 6/1/27	1,500,000	1,299,600
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.738% 5/1/20	30,000	30,020

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.085% 8/27/29	501,615	$503,461
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.436% 12/1/38	580,000	578,306
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	15,000	17,764
New York City, New York Series I 5.00% 8/1/22	350,000	409,665
New York State Thruway Authority Series A 5.00% 5/1/19	575,000	664,505
North Texas Higher Education Authority Student Loan Revenue (Libor Floating) •Series 1 1.333% 4/1/40	540,811	549,474
•Series 1 Class A-2 1.334% 7/1/30	925,000	931,993
Oklahoma Student Loan Authority Revenue (Libor-Indexed) •Series 1 1.305% 6/1/40	1,589,559	1,597,459
•Series 2010-A Class A2A 1.436% 9/1/37	655,000	666,731
•State of California Series D 0.806% 12/1/28	5,000,000	5,037,000
•State of Connecticut Series A 1.61% 3/1/21	1,750,000	1,771,210
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	497,892

Total Municipal Bonds (Cost $14,571,250)		14,555,080

NON-AGENCY ASSET-BACKED SECURITIES–8.94%
•Ally Master Owner Trust Series 2013-2 A 0.605% 4/15/18	600,000	601,237
•American Express Credit Account Master Trust Series 2011-1 B 0.855% 4/17/17	2,000,000	2,003,952
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.395% 5/15/20	1,000,000	997,931
#•Avenue CLO II Series 2005-2A A1L 144A 0.496% 10/30/17	598,688	597,909
#•Avenue Fund Series 2007-6A A1 144A 0.463% 7/17/19	867,420	852,847
#•Babson Series 2005-3A A 144A 0.487% 11/10/19	475,701	472,561
•Barclays Dryrock Issuance Trust 2014-1 Series 2014-1 A 0.53% 12/16/19	8,000,000	8,004,640

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.555% 9/15/17	2,500,000	$2,506,780
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.685% 2/18/20	3,000,000	3,023,295
Capital One Multi-Asset Execution Trust •Series 2007-A1 A1 0.205% 11/15/19	4,979,000	4,946,298
•Series 2013-A2 A2 0.335% 2/15/19	1,654,000	1,653,801
Chase Issuance Trust •Series 2007-A5 A5 0.195% 3/15/19	3,000,000	2,981,358
•Series 2012-A6 A 0.285% 8/15/17	1,000,000	999,804
•Series 2012-A9 A9 0.305% 10/16/17	2,000,000	2,000,436
•Series 2013-A3 A3 0.435% 4/15/20	2,150,000	2,143,019
•Series 2013-A9 A 0.575% 11/16/20	1,000,000	1,001,854
Chesapeake Funding #•Series 2012-2A A 144A 0.606% 5/7/24	3,810,715	3,816,470
#•Series 2014-1A A 144A 0.576% 3/7/26	600,000	600,228
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.905% 8/15/18	3,000,000	3,029,202
Discover Card Execution Note Trust •Series 2013-A3 A3 0.335% 10/15/18	5,090,000	5,088,193
•Series 2014-A1 A1 0.585% 7/15/21	665,000	666,612
•Discover Card Master Trust
Series 2013-A1 A1 0.455% 8/17/20	2,000,000	2,000,936
#•Flagship Series 2005-4A AFUN 144A 0.486% 6/1/17	174,994	173,804
Ford Credit Floorplan Master Owner Trust •Series 2013-1 A2 0.535% 1/15/18	3,000,000	3,003,912
•Series 2014-1 A2 0.555% 2/15/19	3,250,000	3,250,452
General Electric Dealer Floorplan Master Note Trust •Series 2012-2 A 0.907% 4/22/19	3,000,000	3,029,577
•Series 2013-1 A 0.557% 4/20/18	1,165,000	1,168,140
Golden Credit Card Trust #Series 2012-5A A 144A 0.79% 9/15/17	180,000	180,258

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust (continued) #•Series 2013-2A A 144A 0.585% 9/15/18	3,850,000	$3,862,424
#•Halcyon Structured Asset Management Long Secured Series 2007-2A A1A 144A 0.486% 10/29/21	2,603,694	2,560,498
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.572% 4/10/28	500,000	500,000
#•JFIN CLO Series 2014-1A A 144A 1.734% 4/21/25	2,500,000	2,493,250
#•KKR CLO Trust Series 2013-1A A1 144A 1.389% 7/15/25	3,605,000	3,540,471
#•LCM VI Series 6A A 144A 0.463% 5/28/19	999,000	980,229
#•LightPoint CLO V Series 2006-5A A1 144A 0.487% 8/5/19	1,404,066	1,389,885
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.477% 7/20/22	3,000,000	2,937,900
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17.	1,600,000	1,602,285
#•Mountain View CLO III Series 2007-3A A1 144A 0.452% 4/16/21	3,469,062	3,433,677
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.834% 9/25/18	2,000,000	2,006,906
Nissan Master Owner Trust Receivables •Series 2012-A A 0.625% 5/15/17	1,100,000	1,103,100
•Series 2013-A A 0.455% 2/15/18	1,290,000	1,291,225
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.457% 8/8/20	392,801	388,795
#•OCP CLO Series 2013-4A A1A 144A 1.638% 10/24/25	3,000,000	2,979,000
#•PFS Financing Series 2013-AA A 144A 0.705% 2/15/18	1,900,000	1,901,079
#•Sudbury Mill CLO Series 2013-1A X 144A 1.238% 1/17/26	1,730,000	1,730,000
Telos CLO 2013-4 # •Series 2013-4A A 144A 1.538% 7/17/24	3,000,000	2,966,700
#•Series 2013-4A X 144A 1.188% 7/17/24	2,250,000	2,249,100
#•Trade MAPS 1 Series 2013-1A A 144A 0.854% 12/10/16	2,000,000	2,006,240

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15	3,705,000	$3,747,260
#•Venture CDO Series 2014-16A A1L 144A 1.868% 4/15/26	3,000,000	2,984,816
#•Volkswagen Credit Auto Master Trust Series 2011-1A 144A 0.837% 9/20/16	3,000,000	3,016,188

Total Non-Agency Asset-Backed Securities (Cost $112,333,435)		112,466,534

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.29%
•Fannie Mae Connecticut Avenue Securities Series 2013-C01 M1 2.154% 10/25/23 .	1,880,431	1,915,388
•Structured Agency Credit Risk Debt Notes Series 2014-DN1 M1 1.154% 2/25/24	1,737,569	1,742,756

Total Non-Agency Collarterized Mortgage Obligations (Cost $3,618,000)		3,658,144

«SENIOR SECURED LOANS–12.10%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	2,440,800	2,444,287
Allegion US Holding Tranche B 3.00% 9/27/20	2,992,500	2,992,500
ARAMARK Tranche E 3.25% 9/7/19	955,000	950,424
Bally Technologies Tranche B 4.25% 11/25/20	2,228,800	2,242,033
BMC Software 1st Lien 5.00% 9/10/20	862,838	864,590
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	1,901,510	1,914,583
Calpine Construction Finance Tranche B 3.00% 5/3/20	3,138,624	3,101,353
Charter Communications Operating 3.00% 7/1/20	3,915,413	3,890,591
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	123,728	123,870
Clear Channel Communications Tranche B 3.88% 1/29/16	3,500,000	3,461,875
Community Health Systems Tranche D 4.25% 1/27/21	544,017	549,651

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Community Health Systems Tranche E 3.48% 1/25/17	204,108	$205,831
Crown Castle Operating Tranche B2 3.25% 1/31/21	1,994,697	1,999,475
CSC Holdings Tranche B 2.73% 4/17/20	2,898,100	2,871,232
Davita Tranche B 4.50% 10/20/16	744,608	749,444
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	872,098	876,731
Dynegy Tranche B2 4.00% 4/23/20	744,375	748,283
Emdeon 1st Lien 3.75% 11/2/18	1,368,716	1,371,796
Energy Transfer Equity 1st Lien 3.25% 12/2/19	1,000,000	1,000,000
EP Energy Tranche B3 2nd Lien 3.50% 5/24/18	1,333,333	1,335,500
First Data Tranche B 1st Lien 4.23% 3/24/21	2,590,209	2,600,732
Flying Fortress 1st Lien 3.50% 6/30/17	1,000,000	1,000,000
Gardner Denver 1st Lien 4.25% 7/30/20	995,000	996,036
Generac Power Systems Tranche B 3.50% 5/31/20	347,366	348,451
Gray Television 4.75% 10/12/19	2,018,622	2,036,915
HD Supply Tranche B 4.00% 6/28/18	2,083,894	2,094,311
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	3,052,632	3,060,836
Houghton International 1st Lien 4.00% 12/20/19	1,249,212	1,253,116
HUB International Tranche B 1st Lien 4.75% 10/2/20	1,990,000	2,002,616
Hudson’s Bay Tranche B 1st Lien 4.75% 11/4/20	2,775,000	2,820,961
Huntsman International Tranche B 3.75% 10/15/20	3,000,000	3,013,595
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,036,910	1,042,420

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Immucor Tranche B2 5.00% 8/17/18	448,589	$451,206
Ineos US Finance 5.50% 5/4/15	489,310	492,980
Ineos US Finance Tranche B 3.75% 5/4/18	2,248,634	2,243,012
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,937,881	2,951,653
Kinetic Concepts Tranche E1 4.00% 5/4/18	1,987,498	1,997,783
Landry’s Tranche B 4.75% 4/24/18	1,219,844	1,228,840
Las Vegas Sands Tranche B 3.25% 12/19/20	3,990,000	3,987,508
Level 3 Financing Tranche B 4.00% 1/15/20	2,665,000	2,676,993
Lightower Fiber Networks 4.00% 4/13/20	279,296	279,646
MGM Resorts International 3.50% 12/20/19	1,736,809	1,737,170
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	881,691	884,990
MultiPlan Tranche B 4.00% 8/18/17	764,515	769,007
National Vision 4.00% 3/13/21	3,000,000	3,007,500
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	2,990,901	3,002,092
Novelis Tranche B 3.75% 3/10/17	199,048	199,546
NRG Energy Tranche B 2.75% 7/1/18	483,894	480,491
Nuveen Investments 1st Lien 4.23% 5/13/17	3,325,000	3,341,327
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,155,000	1,158,754
Open Text Tranche B 3.25% 1/16/21	2,443,875	2,450,239
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	570,350	570,656
Otter Products Tranche B 5.25% 5/17/19	1,684,375	1,688,586
Peabody Energy Tranche B 4.25% 9/24/20	2,985,000	2,999,716
Penn National Gaming Tranche B 3.25% 10/30/20	1,496,250	1,495,315
PQ 1st Lien 4.00% 8/7/17	997,475	999,968

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
PVH Tranche B 3.25% 2/13/20	1,399,311	$1,405,608
Reynolds & Reynolds Tranche B 3.75% 4/21/18	922,838	928,029
Rite Aid 2nd Lien 4.875% 6/21/21	750,000	762,657
Royalty Pharma Tranche B2 1st Lien 3.50% 5/9/18	2,478,983	2,499,641
Samson Investment 2nd Lien 5.00% 9/25/18	815,000	825,187
SBA Communications Tranche B 1st Lien 3.25% 3/31/21	3,000,000	2,993,907
Scientific Games International 4.25% 10/18/20	1,581,038	1,585,583
Sealed Air Tranche B 3.00% 10/3/18	2,366,280	2,374,660
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	4,624,461	4,620,128
Smart & Final Tranche B 1st Lien 4.50% 11/15/19	2,007,402	2,012,422
Sprouts Farmers 4.00% 4/23/20	868,060	869,737
Stena 1st Lien 4.00% 3/3/21	2,000,000	1,997,500
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	4,000,000	4,020,000
Sungard Data Systems 1st Lien 4.50% 1/31/20	138,600	139,466
Transdigm Tranche C 3.75% 2/28/20	3,122,534	3,137,416
TW Telecom Holdings 1st Lien 2.73% 4/17/20	3,672,250	3,685,255
United Airlines Tranche B 1st Lien 4.00% 4/1/19	357,300	358,863
Univision Communications Tranche C4 4.00% 3/1/20	1,430,170	1,431,065
Univision Communications 1st Lien 4.00% 3/1/20	1,080,961	1,080,961
US Airways Tranche B1 3.50% 5/23/19	1,000,000	1,001,041
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19	1,634,375	1,643,568

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20	1,195,441	$1,202,414
Valeant Pharmaceuticals Tranche B Series C 3.75% 12/11/19	3,693,750	3,712,603
Visant 5.25% 12/22/16	170,053	169,218
W.R. Grace Delayed Draw 3.00% 2/3/21	1,190,789	1,189,549
W.R. Grace Tranche B 1st Lien 3.00% 2/3/21	3,334,211	3,330,736
Wide Open West Finance 4.75% 4/1/19	1,504,800	1,511,540
Windstream Tranche B3 1st Lien 3.50% 8/8/19	1,083,534	1,086,243
Windstream Tranche B4 3.50% 1/23/20	493,750	494,444
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	231,467	232,245
Ziggo Tranche B 2nd Lien 3.50% 1/15/22	714,894	709,404
Ziggo Tranche B 3rd Lien 3.50% 1/15/22	1,175,745	1,166,717
Ziggo Tranche B1 1st Lien 3.50% 1/15/22	1,109,362	1,100,843

Total Senior Secured Loans (Cost $151,691,584)		152,337,666

ΔSOVEREIGN BONDS–0.77%
Colombia–0.06%
•Colombia Government International Bond 2.036% 11/16/15	760,000	754,300

		754,300

Iceland–0.07%
#Republic of Iceland 144A 5.875% 5/11/22	790,000	857,552

		857,552

Netherlands–0.03%
Republic of Angola Via Northern Lights III 7.00% 8/16/19	345,000	378,637

		378,637

Norway–0.52%
#•Kommunalbanken 144A 0.259% 1/26/15	2,000,000	2,000,956
144A 0.366% 10/31/16	3,000,000	3,001,683
144A 0.415% 2/20/18	1,500,000	1,499,717

		6,502,356

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sweden–0.04%
•Svensk Exportkredit 0.986% 8/14/14	550,000	$551,686

		551,686

Turkey–0.05%
#Hazine Mustesarligi Varlik Kiralama AS 144A 4.557% 10/10/18	605,000	618,007

		618,007

Total Sovereign Bonds (Cost $9,617,006)		9,662,538

U.S. TREASURY OBLIGATION–0.01%
U.S. Treasury Note 1.50% 2/28/19	155,000	153,462

Total U.S. Treasury Obligation (Cost $153,314)		153,462

	Number of Shares
PREFERRED STOCK–0.17%
•Integrys Energy Group 6.00%	49,900	1,257,979
National Retail Properties 5.70%	15,325	320,905
Public Storage 5.20%	10,200	214,404
Qwest 6.125%	18,550	408,657

Total Preferred Stock (Cost $2,349,375)		2,201,945

MONEY MARKET FUND–3.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	40,746,475	40,746,475

Total Money Market Fund (Cost $40,746,475)		40,746,475

TOTAL VALUE OF SECURITIES–100.49% (Cost $1,255,563,529)	$1,264,769,092
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.49%)	(6,148,357)

NET ASSETS APPLICABLE TO 123,470,005 SHARES OUTSTANDING–100.00%	$1,258,620,735

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $260,954,986, which represents 20.73% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

¿	PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2014.

The following swap contracts were outstanding at March 31, 2014:

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	ICE - CDX.NA.IG.22		10,000,000	1.00%	6/20/19	$(10,676)
BCLY	ICE - ITRAXX Europe Crossover 21.1	EUR	6,055,000	5.00%	6/20/19	(126,663)
JPMC	ICE - CDX.NA.HY.21		6,315,000	5.00%	12/20/18	(35,246)

Total						$(172,585)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CME
5 yr Interest Rate Swap	63,300,000	1.700%	0.242%	7/11/18	$(421,080)
5 yr Interest Rate Swap	15,000,000	1.788%	0.234%	9/19/18	(111,138)
7 yr Interest Rate Swap	14,000,000	2.149%	0.237%	10/21/20	92,250
7 yr Interest Rate Swap	45,000,000	2.385%	0.242%	1/14/21	(212,396)
10 yr Interest Rate Swap	56,000,000	2.880%	0.242%	7/11/23	(631,342)
10 yr Interest Rate Swap	10,200,000	2.998%	0.234%	9/19/23	(194,485)
10 yr Interest Rate Swap	15,000,000	2.769%	0.237%	10/21/23	22,336
LCH 5 yr Interest Rate Swap	13,200,000	1.213%	0.235%	6/10/18	160,568
Morgan Stanley 3 yr Interest Rate Swap	44,300,000	0.488%	0.239%	4/8/16	54,062

Total	276,000,000				$(1,241,225)

The use of swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BCLY–Barclays Bank

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CME–Chicago Mercantile Exchange Inc.

EUR–European Monetary Unit

GNMA–Government National Mortgage Association

ICE–IntercontinentalExchange, Inc.

JPMC–JPMorgan Chase Bank

LCH–LCH.Clearnet Limited

REMIC–Real Estate Mortgage Investment Conduit

yr–year

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$114,046,453	$6,578,294	$120,624,747
Corporate Debt	—	1,076,821,765	—	1,076,821,765
Foreign Debt	—	9,662,538	—	9,662,538
Municipal Bonds	—	14,555,080	—	14,555,080
U.S. Treasury Obligation	—	153,462	—	153,462
Preferred Stock	2,205,025	—	—	2,205,025
Money Market Fund	40,746,475	—	—	40,746,475

Total	$42,951,500	$1,215,239,298	$6,578,294	$1,264,769,092

Swap Contracts	$—	$(1,413,810)	$—	$(1,413,810)

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–70.72%
U.S. MARKETS–43.03%
Aerospace & Defense–1.31%
†Esterline Technologies	560	$59,662
Honeywell International	3,640	337,646
†KEYW Holding	6,360	118,996
Lockheed Martin	1,550	253,022
Northrop Grumman	8,300	1,024,054
Raytheon	10,300	1,017,537
Rockwell Collins	1,100	87,637
United Technologies	3,245	379,146

		3,277,700

Air Freight & Logistics–0.14%
FedEx	1,790	237,282
†XPO Logistics	3,990	117,346

		354,628

Auto Components–0.47%
Borg Warner	1,830	112,490
Johnson Controls	19,700	932,204
†Tenneco	2,460	142,852

		1,187,546

Automobiles–0.10%
Ford Motor	15,770	246,012

		246,012

Beverages–0.20%
Coca-Cola	2,700	104,382
PepsiCo	4,830	403,305

		507,687

Biotechnology–1.14%
†Acorda Therapeutics	2,760	104,632
†Alkermes	2,880	126,979
†Celgene	12,005	1,675,898
†Cepheid	1,920	99,034
†Gilead Sciences	5,830	413,114
†InterMune	3,840	128,525
†NPS Pharmaceuticals	2,930	87,695
†Spectrum Pharmaceuticals	6,220	48,765
†Vertex Pharmaceuticals	2,500	176,800

		2,861,442

Building Products–0.05%
AAON	4,683	130,515

		130,515

Capital Markets–0.93%
Ameriprise Financial	1,550	170,609
Bank of New York Mellon	30,320	1,069,993
BlackRock	710	223,281
Evercore Partners Class A	1,530	84,533
Greenhill	1,230	63,935
Invesco	4,850	179,450

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Raymond James Financial	4,430	$247,770
State Street	2,870	199,609
†Stifel Financial	2,020	100,515

		2,339,695

Chemicals–0.89%
Axiall	2,160	97,027
Cabot	1,520	89,771
†Chemtura	4,560	115,322
duPont (E.I.) deNemours	18,730	1,256,783
Eastman Chemical	2,780	239,664
Huntsman	5,080	124,054
Innophos Holdings	1,240	70,308
†Kraton Performance Polymers	3,170	82,864
Stepan	970	62,623
†Taminco	4,160	87,402

		2,225,818

Commercial Banks–1.07%
BB&T	24,900	1,000,233
BBCN Bancorp	5,050	86,557
Bryn Mawr Bank	940	27,006
†Capital Bank Financial	2,950	74,075
Cardinal Financial	4,960	88,437
City Holding	1,930	86,580
Flushing Financial	3,450	72,691
@Independent Bank	2,260	88,976
Park National	1,090	83,810
Prosperity Bancshares	1,840	121,716
Sterling Bancorp	6,040	76,466
Susquehanna Bancshares	8,430	96,018
†Texas Capital Bancshares	1,830	118,840
Webster Financial	3,530	109,642
Wells Fargo	9,090	452,137
†Western Alliance Bancorp	4,090	100,614

		2,683,798

Commercial Services & Supplies–0.60%
McGrath RentCorp	1,710	59,782
Republic Services	4,700	160,552
†Tetra Tech	2,880	85,219
United Stationers	2,790	114,585
US Ecology	2,490	92,429
Waste Management	23,600	992,852

		1,505,419

Communications Equipment–1.71%
Cisco Systems	50,740	1,137,083
Motorola Solutions	15,328	985,437
†NETGEAR	2,390	80,615
Plantronics	1,640	72,898

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	25,310	$1,995,947

		4,271,980

Computers & Peripherals–0.38%
Apple	1,120	601,149
EMC	12,420	340,432

		941,581

Construction & Engineering–0.13%
Granite Construction	2,700	107,811
†MYR Group	2,240	56,717
URS	3,150	148,239

		312,767

Consumer Finance–0.12%
Capital One Financial	3,790	292,436

		292,436

Containers & Packaging–0.08%
MeadWestvaco	5,320	200,245

		200,245

Diversified Financial Services–1.07%
Citigroup	6,820	324,632
CME Group	9,300	688,293
IntercontinentalExchange Group	5,835	1,154,338
JPMorgan Chase	8,510	516,642

		2,683,905

Diversified Telecommunication Services–1.06%
AT&T	41,597	1,458,807
Atlantic Tele-Network	1,090	71,853
†inContact	9,440	90,624
Verizon Communications	21,543	1,024,800

		2,646,084

Electric Utilities–0.60%
Cleco	2,030	102,677
Edison International	21,570	1,221,078
OGE Energy	5,080	186,741

		1,510,496

Electrical Equipment–0.10%
Acuity Brands	450	59,657
Eaton	2,500	187,800

		247,457

Electronic Equipment, Instruments & Components–0.12%
Anixter International	1,170	118,778
†FARO Technologies	1,730	91,690
†Rofin-Sinar Technologies	3,590	86,016

		296,484

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.78%
Bristow Group	720	$54,374
†C&J Energy Services	2,400	69,984
Halliburton	17,600	1,036,464
National Oilwell Varco	2,110	164,306
†Pioneer Energy Services	6,960	90,132
†RigNet	2,560	137,805
Schlumberger	4,170	406,575

		1,959,640

Food & Staples Retailing–1.30%
Casey’s General Stores	1,780	120,310
CVS Caremark	18,918	1,416,201
†Susser Holdings	2,370	148,054
Walgreen	23,900	1,578,117

		3,262,682

Food Products–1.37%
Archer-Daniels-Midland	23,500	1,019,665
General Mills	5,120	265,318
J&J Snack Foods	940	90,212
Kraft Foods Group	18,533	1,039,701
Mondelez International Class A	29,700	1,026,135

		3,441,031

Health Care Equipment & Supplies–0.68%
†Align Technology	2,490	128,957
Baxter International	14,200	1,044,836
Conmed	2,510	109,059
CryoLife	6,220	61,951
†Haemonetics	2,190	71,372
†Merit Medical Systems	3,470	49,621
†Quidel	3,410	93,093
West Pharmaceutical Services	3,000	132,150

		1,691,039

Health Care Providers & Services–1.16%
†Air Methods	3,030	161,893
Cardinal Health	13,900	972,722
†Cross Country Healthcare	6,120	49,388
†Express Scripts Holding	4,390	329,645
†Paylocity Holding	340	8,177
Quest Diagnostics	16,200	938,304
UnitedHealth Group	4,550	373,055
†WellCare Health Plans	1,290	81,941

		2,915,125

Hotels, Restaurants & Leisure–0.48%
†Buffalo Wild Wings	780	116,142
Carnival	2,600	98,436
Cheesecake Factory	1,730	82,400
†Del Frisco’s Restaurant Group	2,800	78,120
†Jack in the Box	2,270	133,794

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s	3,080	$301,932
†Popeyes Louisiana Kitchen	2,970	120,701
Starbucks	3,770	276,643

		1,208,168

Household Products–0.27%
Kimberly-Clark	1,650	181,913
Procter & Gamble	6,100	491,660

		673,573

Industrial Conglomerates–0.18%
General Electric	17,760	459,806

		459,806

Insurance–1.61%
AFLAC	3,920	247,117
Allstate	18,200	1,029,756
American Equity Investment Life Holding	4,950	116,919
AMERISAFE	2,120	93,089
Fidelity & Guaranty Life	4,270	100,772
Maiden Holdings	5,420	67,642
Marsh & McLennan	20,400	1,005,720
Primerica	2,320	109,295
Progressive	33,950	822,269
Prudential Financial	1,770	149,831
Travelers	2,740	233,174
United Fire Group	2,180	66,163

		4,041,747

Internet & Catalog Retail–1.18%
†Liberty Interactive Class A	49,900	1,440,613
†priceline Group	1,195	1,424,309
†Shutterfly	1,850	78,958

		2,943,880

Internet Software & Services–2.35%
†Brightcove	9,640	94,761
†eBay	23,950	1,322,998
†Equinix	2,151	397,591
†Facebook Class A	3,770	227,105
†Google Class A	1,770	1,972,683
@j2 Global	2,150	107,607
†Marin Software	3,810	40,272
†Rocket Fuel	1,800	77,184
†SciQuest	2,630	71,049
†Trulia	2,530	83,996
†VeriSign	11,619	626,380
†Yahoo	16,082	577,344
†Yelp	3,825	294,257

		5,893,227

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–2.53%
Accenture Class A	3,450	$275,034
†ExlService Holdings	1,440	44,510
International Business Machines	630	121,269
†InterXion Holding	3,000	71,940
MasterCard Class A	23,975	1,790,933
†TeleTech Holdings	3,960	97,060
†Teradata	12,900	634,551
†VeriFone Systems	10,200	344,964
Visa Class A	9,000	1,942,740
Xerox	90,300	1,020,390

		6,343,391

Life Sciences Tools & Services–0.14%
Thermo Fisher Scientific	2,940	353,506

		353,506

Machinery–0.38%
Barnes Group	3,130	120,411
Caterpillar	940	93,408
†Chart Industries	520	41,366
†Columbus McKinnon	3,600	96,444
Cummins	980	146,010
Deere	1,180	107,144
ESCO Technologies	1,730	60,879
Kadant	2,710	98,834
Parker Hannifin	1,480	177,171

		941,667

Media–0.21%
Cinemark Holdings	1,810	52,508
Comcast Special Class A	5,140	250,626
National CineMedia	4,200	63,000
Regal Entertainment Group Class A	2,925	54,639
Viacom Class B	1,330	113,037

		533,810

Metals & Mining–0.08%
Kaiser Aluminum	1,170	83,561
Materion	2,320	78,718
US Silica Holdings	960	36,643

		198,922

Multiline Retail–0.20%
Macy’s	4,330	256,726
Nordstrom	3,850	240,433

		497,159

Multi-Utilities–0.18%
MDU Resources Group	5,630	193,165
NorthWestern	1,860	88,220
Sempra Energy	1,790	173,200

		454,585

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–3.55%
†Bonanza Creek Energy	920	$40,848
†Carrizo Oil & Gas	2,020	107,989
Chevron	12,776	1,519,194
ConocoPhillips	15,200	1,069,320
†Diamondback Energy	920	61,925
EOG Resources	10,795	2,117,655
Exxon Mobil	4,700	459,096
†Jones Energy Class A	3,760	56,926
Kinder Morgan	21,891	711,239
†Kodiak Oil & Gas	6,880	83,523
Marathon Oil	34,705	1,232,722
Occidental Petroleum	13,570	1,293,085
†Rosetta Resources	2,140	99,681
†RSP Permian	1,360	39,290

		8,892,493

Paper & Forest Products–0.12%
†Boise Cascade	3,150	90,216
International Paper	2,440	111,947
Neenah Paper	1,780	92,062

		294,225

Personal Products–0.09%
Avon Products	15,400	225,456

		225,456

Pharmaceuticals–2.80%
AbbVie	6,420	329,988
†Akorn	2,650	58,300
Allergan	11,050	1,371,305
†Auxilium Pharmaceuticals	4,290	116,602
Johnson & Johnson	11,862	1,165,204
†Medicines	1,600	45,472
Merck	25,840	1,466,937
Perrigo	4,515	698,290
Pfizer.	48,045	1,543,205
†Prestige Brands Holdings	3,120	85,020
Zoetis	4,450	128,783

		7,009,106

Professional Services–0.18%
†FTI Consulting	3,290	109,689
Kforce	5,520	117,686
Nielsen Holdings	3,340	149,064
†WageWorks	1,440	80,798

		457,237

Real Estate Investment Trusts–2.89%
American Campus Communities	1,425	53,224
American Tower	2,840	232,511
Apartment Investment & Management	2,375	71,773
AvalonBay Communities	1,700	223,244

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	2,200	$251,966
Brandywine Realty Trust	7,225	104,473
Camden Property Trust	1,025	69,023
Corporate Office Properties Trust	1,900	50,616
Cousins Properties	4,600	52,762
DCT Industrial Trust	15,385	121,234
DDR	8,225	135,548
Douglas Emmett	4,525	122,809
Duke Realty	8,900	150,232
DuPont Fabros Technology	3,780	90,985
EastGroup Properties	1,160	72,976
EPR Properties	3,420	182,594
Equity Lifestyle Properties	1,250	50,813
Equity One	2,375	53,057
Equity Residential	4,400	255,156
Essex Property Trust	900	153,045
Extra Space Storage	1,200	58,212
Federal Realty Investment Trust	475	54,492
First Industrial Realty Trust	5,150	99,498
First Potomac Realty Trust	2,750	35,530
General Growth Properties	9,525	209,550
Health Care REIT	1,300	77,480
Healthcare Realty Trust	2,575	62,186
Healthcare Trust of America	4,750	54,103
Highwoods Properties	2,550	97,945
Host Hotels & Resorts	18,760	379,702
Kilroy Realty	1,550	90,799
Kimco Realty	4,725	103,383
Kite Realty Group Trust	13,610	81,660
LaSalle Hotel Properties	4,945	154,828
Lexington Realty Trust	5,425	59,187
Liberty Property Trust	1,275	47,124
LTC Properties	475	17,874
Macerich	1,350	84,145
National Retail Properties	6,060	207,979
Pebblebrook Hotel Trust	1,825	61,630
Post Properties	1,600	78,560
Prologis	6,275	256,208
PS Business Parks	725	60,625
Public Storage	1,200	202,188
Ramco-Gershenson Properties Trust	8,040	131,052
Regency Centers	1,975	100,843
RLJ Lodging Trust	2,725	72,867
Sabra Health Care REIT	1,375	38,349
Simon Property Group	3,750	615,000
SL Green Realty	1,725	173,569
Sovran Self Storage	1,290	94,751
Spirit Realty Capital	6,875	75,487
†Strategic Hotels & Resorts	7,375	75,151
Tanger Factory Outlet Centers	2,700	94,500
Taubman Centers	675	47,783

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
UDR	4,100	$105,903
Ventas	3,775	228,652
Vornado Realty Trust	2,550	251,328

		7,238,164

Road & Rail–0.24%
Hunt (J.B.) Transport Services	2,000	143,840
†Roadrunner Transportation Systems	3,490	88,088
Union Pacific	1,980	371,567

		603,495

Semiconductors & Semiconductor Equipment–1.37%
†Amkor Technology	13,220	90,689
†Applied Micro Circuits	8,710	86,229
Avago Technologies	4,840	311,744
Broadcom Class A	40,300	1,268,644
Intel	48,346	1,247,810
†Semtech	4,150	105,161
†Synaptics	2,110	126,642
Texas Instruments	4,070	191,901

		3,428,820

Software–2.04%
†Adobe Systems	21,850	1,436,419
†Callidus Software	3,030	37,936
Intuit	13,625	1,059,071
Microsoft	53,070	2,175,339
†Proofpoint	2,440	90,475
†Rally Software Development	5,040	67,435
†salesforce.com	2,960	168,986
†SS&C Technologies Holdings	2,070	82,841

		5,118,502

Specialty Retail–1.28%
DSW Class A	4,370	156,708
†Express	3,450	54,786
†Francesca’s Holdings	4,670	84,714
L Brands	18,550	1,053,083
Lowe’s	21,500	1,051,350
†Sally Beauty Holdings	18,300	501,420
Tractor Supply	1,940	137,022
†Urban Outfitters	4,520	164,844

		3,203,927

Textiles, Apparel & Luxury Goods–0.45%
†G-III Apparel Group	1,860	133,139
†Iconix Brand Group	3,210	126,057
†Madden (Steven)	3,790	136,364
NIKE Class B	9,950	734,907

		1,130,467

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.05%
Applied Industrial Technologies	2,350	$113,364

		113,364

Wireless Telecommunication Services–0.62%
Crown Castle International	20,925	1,543,847

		1,543,847

Total U.S. Markets (Cost $63,072,903)		107,795,756

§DEVELOPED MARKETS–17.37%
Air Freight & Logistics–0.50%
Deutsche Post	33,557	1,247,564

		1,247,564

Airlines–0.30%
Westjet Airlines Class VV	34,487	757,226

		757,226

Automobiles–0.92%
Bayerische Motoren Werke	5,749	726,479
Toyota Motor	28,000	1,579,104

		2,305,583

Beverages–0.38%
Carlsberg Class B	9,682	962,494

		962,494

Chemicals–0.24%
Syngenta ADR	7,925	600,557

		600,557

Commercial Banks–2.06%
BNP Paribas	678	52,242
Mitsubishi UFJ Financial Group	223,800	1,232,478
Nordea Bank	108,306	1,536,398
Standard Chartered	65,874	1,377,507
UniCredit	104,538	955,586

		5,154,211

Construction & Engineering–0.59%
Vinci	19,773	1,467,737

		1,467,737

Construction Materials–0.41%
Lafarge	13,296	1,037,752

		1,037,752

Containers & Packaging–0.36%
Rexam	111,305	904,507

		904,507

Diversified Telecommunication Services–0.56%
Nippon Telegraph & Telephone	25,814	1,402,843

		1,402,843

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.74%
Saipem	36,876	$900,691
Subsea 7	50,873	945,648

		1,846,339

Food & Staples Retailing–0.30%
Tesco	150,798	743,776

		743,776

Food Products–0.82%
†Aryzta	23,294	2,059,894

		2,059,894

Household Durables–0.22%
Techtronic Industries	200,500	559,814

		559,814

Industrial Conglomerates–0.45%
Koninklijke Philips Electronics	32,157	1,131,256

		1,131,256

Insurance–0.57%
AXA	54,553	1,417,219

		1,417,219

IT Services–1.02%
†CGI Group Class A	45,232	1,396,633
Teleperformance	20,025	1,160,379

		2,557,012

Life Sciences Tools & Services–0.06%
†ICON	2,900	137,895

		137,895

Media–0.44%
Publicis Groupe	12,077	1,090,325

		1,090,325

Metals & Mining–0.68%
Anglo American ADR	9,985	127,053
AuRico Gold	70,247	306,320
Rio Tinto	15,462	862,307
Yamana Gold	46,239	404,934

		1,700,614

Multiline Retail–0.13%
Don Quijote	6,100	314,950

		314,950

Multi-Utilities–0.18%
National Grid	32,278	443,565

		443,565

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.43%
Total	16,369	$1,077,483

		1,077,483

Paper & Forest Products–0.05%
Nine Dragons Paper Holdings	162,500	127,003

		127,003

Pharmaceuticals–2.93%
Meda Class A	10,475	161,180
Novartis	17,600	1,494,464
Novo Nordisk ADR	22,000	1,004,300
Sanofi	13,101	1,369,044
Stada Arzneimittel	14,284	611,869
Teva Pharmaceutical Industries ADR	51,300	2,710,692

		7,351,549

Road & Rail–0.33%
East Japan Railway	11,372	837,674

		837,674

Specialty Retail–0.35%
Nitori Holdings	19,918	864,405

		864,405

Textiles, Apparel & Luxury Goods–0.63%
Kering	2,848	580,693
Yue Yuen Industrial Holdings	309,500	1,008,543

		1,589,236

Trading Companies & Distributors–0.39%
ITOCHU	84,160	984,756

		984,756

Wireless Telecommunication Services–0.33%
China Mobil	41,348	379,636
KDDI	3,300	191,624
Vodafone Group	71,820	264,113

		835,373

Total Developed Markets (Cost $31,103,907)		43,510,612

×EMERGING MARKETS–10.32%
Airlines–0.05%
†Gol Linhas Aereas Inteligentes ADR	24,600	119,556

		119,556

Automobiles–0.15%
Hyundai Motor	794	187,663
Mahindra & Mahindra	11,687	191,286

		378,949

Beverages–0.49%
Anadolu Efes Biracilik Ve Malt Sanayii	25,531	284,121
Cia Cervecerias Unidas ADR	6,100	136,518

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
Fomento Economico Mexicano ADR	3,065	$285,781
@Lotte Chilsung Beverage	235	329,252
Tsingtao Brewery	26,072	191,250

		1,226,922

Building Products–0.28%
@KCC	1,364	699,905

		699,905

Chemicals–0.15%
†Braskem ADR	14,468	225,990
Sociedad Quimica y Minera de Chile ADR	5,000	158,700

		384,690

Commercial Banks–1.25%
Banco Santander Brasil ADR	31,704	176,591
Bangkok Bank	35,493	195,760
China Construction Bank	318,239	223,387
ICICI Bank ADR	6,500	284,700
Industrial & Commercial Bank of China	602,238	371,270
Itau Unibanco Holding ADR	18,520	275,207
†KB Financial Group ADR	13,503	474,630
Powszechna Kasa Oszczednosci Bank Polski	10,840	152,439
=Sberbank	142,105	339,755
Shinhan Financial Group	6,768	299,332
Standard Bank Group	25,091	330,592

		3,123,663

Construction & Engineering–0.05%
†Empresas ICA ADR	19,800	130,482

		130,482

Construction Materials–0.50%
†Cemex ADR	38,226	482,794
†Cemex Latam Holdings	41,275	343,690
Siam Cement	9,604	124,114
Siam Cement NVDR	7,559	97,686
Ultratech Cement	5,620	205,104

		1,253,388

Diversified Financial Services–0.08%
Remgro	9,860	191,804

		191,804

Diversified Telecommunication Services–0.43%
China Telecom	298,800	137,887
China Unicom Hong Kong ADR	11,920	156,867
Chunghwa Telecom ADR	6,727	206,384
†KT ADR	23,266	323,165

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
Telefonica Brasil ADR	11,495	$244,154

		1,068,457

Electronic Equipment, Instruments & Components–0.29%
Hon Hai Precision Industry	178,754	507,616
†LG Display ADR	16,991	212,387

		720,003

Food & Staples Retailing–0.17%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	5,600	245,056
Wal-Mart de Mexico Series V	75,877	180,749

		425,805

Food Products–0.70%
Brasil Foods ADR	22,599	451,528
China Mengniu Dairy	98,000	491,834
@Lotte Confectionery	158	270,480
Tingyi Cayman Islands Holding	95,541	274,457
@Uni-President China Holdings	308,000	258,980

		1,747,279

Hotels, Restaurants & Leisure–0.07%
Arcos Dorados Holdings	18,800	189,504

		189,504

Household Durables–0.07%
LG Electronics	2,886	176,349

		176,349

Insurance–0.10%
Samsung Life Insurance	2,670	252,255

		252,255

Internet Software & Services–0.59%
†Baidu ADR	5,400	822,852
†SINA	4,796	289,726
†Sohu.com	5,500	357,995

		1,470,573

IT Services–0.03%
†WNS Holdings ADR	4,240	76,320

		76,320

Media–0.25%
Grupo Televisa ADR	19,214	639,634

		639,634

Metals & Mining–0.30%
†Anglo American Platinum	3,327	149,298
†ArcelorMittal South Africa	18,758	59,697
@Gerdau	17,700	91,370
Gerdau ADR	13,800	88,458
Impala Platinum Holdings	6,955	79,025

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Vale ADR	21,652	$299,447

		767,295

Multiline Retail–0.06%
Woolworths Holdings	20,848	145,095

		145,095

Oil, Gas & Consumable Fuels–1.64%
Cairn India	35,745	198,624
China Petroleum & Chemical	180,850	161,765
CNOOC ADR	1,177	178,680
Gazprom ADR	52,989	408,771
LUKOIL ADR	5,808	324,812
PetroChina ADR	1,836	199,206
Petroleo Brasileiro ADR	40,669	534,797
Polski Koncern Naftowy Orlen	10,464	149,641
PTT - Foreign	22,578	205,413
#@Reliance Industries GDR 144A	29,298	910,308
Rosneft GDR	35,278	235,244
Sasol ADR	4,853	271,186
Tambang Batubara Bukit Asam Persero	130,500	107,776
YPF ADR	6,900	215,004

		4,101,227

Paper & Forest Products–0.12%
†Fibria Celulose ADR	27,010	298,731

		298,731

Personal Products–0.10%
Hypermarcas	33,700	244,442

		244,442

Real Estate Management & Development–0.12%
#†=Etalon Group GDR 144A	10,500	40,845
UEM Sunrise	401,968	271,442

		312,287

Road & Rail–0.03%
All America Latina Logistica	22,542	74,792

		74,792

Semiconductors & Semiconductor Equipment–0.96%
MediaTek	21,000	310,835
Samsung Electronics	1,059	1,338,194
Taiwan Semiconductor Manufacturing	89,944	353,889
Taiwan Semiconductor Manufacturing ADR	11,800	236,236
United Microelectronics	392,000	166,403

		2,405,557

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.03%
Santos Brasil Participacoes	9,975	$74,026

		74,026

Wireless Telecommunication Services–1.26%
America Movil ADR	9,958	197,965
China Mobile ADR	5,393	245,867
MegaFon GDR	10,500	295,971
Mobile Telesystems ADR	8,700	152,163
MTN Group	11,509	235,572
SK Telecom ADR	42,900	968,253
Tim Participacoes ADR	25,600	664,576
†Turkcell Iletisim Hizmetleri ADR	12,510	172,263
Vodacom Group	18,738	231,252

		3,163,882

Total Emerging Markets (Cost $23,616,781)		25,862,872

Total Common Stock (Cost $117,793,591)		177,169,240

CONVERTIBLE PREFERRED STOCK–0.10%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	500	12,102
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,324
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	15	16,809
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	108	6,239
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16	108	6,210
Goodyear Tire & Rubber 5.875% exercise price $18.13, expiration date 3/31/14	400	29,316
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	18	13,500
HealthSouth 6.50% exercise price $30.17, expiration date 12/31/49	19	24,776
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	15	19,350
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	584	31,332

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	875	$26,950
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	263	27,664
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	13	15,249

Total Convertible Preferred Stock (Cost $224,842)		239,821

EXCHANGE-TRADED FUNDS–9.40%
iShares MSCI EAFE Growth Index ETF	167,610	11,893,606
iShares MSCI EAFE Index ETF	76,240	5,121,041
Vanguard FTSE Developed Markets ETF	158,480	6,540,470

Total Exchange-Traded Funds (Cost $16,584,218)		23,555,117

PREFERRED STOCK–0.06%
Alabama Power 5.625%	2,475	59,994
•Integrys Energy Group 6.00%	1,700	42,857
National Retail Properties 5.70%	1,125	23,557
Public Storage 5.20%	1,200	25,224

Total Preferred Stock (Cost $160,891)		151,632

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	57	66
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	1,115	1,272
Series 2003-26 AT 5.00% 11/25/32	32,660	33,906
Series 2010-41 PN 4.50% 4/25/40	65,000	69,534
•*Series 2012-122 SD 5.946% 11/25/42	92,631	20,546
*Series 2013-38 AI 3.00% 4/25/33	186,678	31,122
*Series 2013-44 DI 3.00% 5/25/33	226,912	38,069
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	9,074	10,104

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4065 DE 3.00% 6/15/32	10,000	$9,748
*Series 4185 LI 3.00% 3/15/33	93,800	15,745
*Series 4191 CI 3.00% 4/15/33	94,914	14,586
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	163,837
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	51,835

Total Agency Collateralized Mortgage Obligations (Cost $447,420)		460,370

AGENCY MORTGAGE-BACKED SECURITIES–2.51%
Fannie Mae ARM
•2.411% 5/1/43	29,788	29,391
•2.546% 6/1/43	9,987	9,939
•3.293% 9/1/43	37,475	38,444
•5.142% 8/1/35	2,119	2,282
Fannie Mae S.F. 15 yr
2.50% 10/1/27	33,799	33,886
2.50% 2/1/28	97,661	97,914
3.00% 11/1/27	6,141	6,317
3.00% 5/1/28	7,354	7,568
3.50% 7/1/26	26,347	27,645
4.00% 5/1/25	18,091	19,158
4.00% 6/1/25	66,599	70,500
4.00% 11/1/25	123,283	131,045
4.00% 12/1/26	30,771	32,584
4.00% 5/1/27	62,570	66,308
4.50% 4/1/18	3,691	3,912
5.00% 12/1/20	3,540	3,806
5.00% 6/1/23	6,642	7,156
Fannie Mae S.F.15yrTBA
2.50% 4/1/28	844,000	843,341
3.00% 4/1/28	766,000	786,826
3.50% 4/1/26	523,000	548,333
Fannie Mae S.F. 20 yr
3.00% 8/1/33	14,501	14,477
3.00% 9/1/40	27,216	27,170
3.50% 4/1/33	4,618	4,752
3.50% 9/1/33	20,433	21,063
4.00% 2/1/31	23,047	24,326
5.00% 11/1/23	2,050	2,232
6.00% 9/1/29	18,790	21,052
Fannie Mae S.F. 30 yr
3.00% 7/1/42	28,589	27,629
3.00% 10/1/42	433,882	419,323
3.00% 12/1/42	72,582	70,146
3.00% 1/1/43	189,913	183,540
3.00% 2/1/43	14,158	13,683
3.00% 4/1/43	108,513	104,872
3.50% 7/1/42	4,377	4,407

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 11/1/40	11,321	$11,768
4.00% 1/1/41	51,744	53,805
4.00% 1/1/43	25,514	26,523
4.00% 8/1/43	12,563	13,070
4.50% 7/1/36	8,928	9,523
4.50% 11/1/40	26,282	28,060
4.50% 2/1/41	12,521	13,366
4.50% 3/1/41	57,353	61,219
4.50% 5/1/41	33,640	36,019
4.50% 10/1/41	33,269	35,483
4.50% 11/1/41	25,466	27,173
4.50% 9/1/43	8,487	9,056
5.00% 2/1/35	43,186	47,271
5.00% 4/1/35	10,846	11,835
5.00% 7/1/35	13,482	14,700
5.00% 10/1/35	31,474	34,312
5.00% 11/1/35	9,691	10,571
5.00% 4/1/37	8,093	8,813
5.00% 8/1/37	2,799	3,054
5.00% 2/1/38	8,759	9,555
5.50% 2/1/33	26,775	29,807
5.50% 11/1/34	6,556	7,290
5.50% 11/1/34	3,041	3,386
5.50% 3/1/35	5,069	5,633
5.50% 5/1/35	15,198	17,031
5.50% 6/1/35	9,286	10,314
5.50% 1/1/36	4,820	5,371
5.50% 5/1/36	4,484	4,974
5.50% 1/1/37	738	820
5.50% 4/1/37	40,802	45,277
5.50% 8/1/37	10,154	11,271
5.50% 1/1/38	952	1,051
5.50% 2/1/38	9,155	10,182
5.50% 6/1/38	2,445	2,696
5.50% 9/1/38	31,763	35,254
5.50% 12/1/38	36,503	40,571
5.50% 10/1/39	90,359	99,622
5.50% 7/1/40	25,978	28,656
6.00% 5/1/36	36,407	40,686
6.00% 7/1/36	9,473	10,591
6.00% 2/1/37	11,213	12,515
6.00% 8/1/37	26,639	29,730
6.00% 9/1/37	3,681	4,110
6.00% 11/1/37	4,696	5,242
6.00% 10/1/38	39,413	43,827
6.00% 1/1/39	18,084	20,111
6.00% 9/1/39	154,917	172,345
6.00% 9/1/40	14,652	16,352
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/43	120,000	115,481
3.50% 5/1/43	65,000	65,163
4.00% 4/1/42	86,000	89,386

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.50% 5/1/43	523,000	$556,014
Freddie Mac ARM
•2.342% 12/1/33	14,955	15,890
•2.537% 1/1/44	96,085	97,881
•2.732% 6/1/37	5,992	6,366
Freddie Mac S.F. 15 yr
4.50% 5/1/20	7,060	7,484
4.50% 7/1/25	5,986	6,410
4.50% 6/1/26	12,301	13,169
5.50% 5/1/20	186,658	203,284
5.50% 6/1/20	3,174	3,445
Freddie Mac S.F. 30 yr
3.00% 10/1/42	32,392	31,275
3.00% 11/1/42	27,621	26,683
4.00% 11/1/40	18,121	18,805
4.00% 12/1/40	3,546	3,680
4.00% 2/1/42	12,261	12,724
4.50% 6/1/39	5,789	6,170
4.50% 10/1/39	35,740	38,115
4.50% 10/1/43	10,548	11,311
5.50% 6/1/36	2,456	2,710
5.50% 11/1/36	3,251	3,581
5.50% 6/1/38	2,021	2,218
5.50% 3/1/40	14,656	16,088
5.50% 8/1/40	8,843	9,707
5.50% 1/1/41	8,466	9,293
6.00% 8/1/38	18,437	20,607
6.00% 5/1/40	5,700	6,327

Total Agency Mortgage-Backed Securities (Cost $6,262,462)		6,284,185

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.41%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.892% 2/10/51	10,000	11,100
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44	30,000	30,908
Commercial Mortgage Pass Through Certificates Trust ¿Series 2014-CR16 A4 4.051% 4/10/47	55,000	56,648
¿Series 2014-LC15 A4 4.006% 4/10/47	60,000	61,703
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	100,000	111,606
FREMF Mortgage Trust #•Series 2010-K7 B 144A 5.435% 4/25/20	12,000	13,227

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K19 B 144A 4.037% 5/25/45	10,000	$9,929
#•Series 2012-K22 B 144A 3.687% 8/25/45	25,000	24,071
#•Series 2012-K708 B 144A 3.759% 2/25/45	75,000	76,590
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	54,117	54,232
Series 2005-GG4 A4A 4.751% 7/10/39	47,680	49,021
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	109,467
Series 2014-GC20 A5 3.998% 4/10/47	30,000	30,900
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.477% 8/12/37	15,000	16,100
Series 2006-LDP8 AM 5.44% 5/15/45	44,000	48,031
Series 2011-C5 A3 4.171% 8/15/46	45,000	47,740
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	4,371	4,534
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,389
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.208% 11/14/42	50,000	52,338
•Series 2007-T27 A4 5.648% 6/11/42	56,000	62,672
#VNO Mortgage Trust Series
2012-6AVE A 144A 2.996% 11/15/30	100,000	96,150
WF-RBS Commercial Mortgage
Trust Series 2012-C9 A3 2.87% 11/15/45	35,000	33,606

Total Commercial Mortgage-Backed Securities (Cost $999,340)		1,015,962

CONVERTIBLE BONDS–0.34%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	27,000	22,646
Alere 3.00% exercise price $43.98, expiration date 5/15/16	25,000	27,609
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	24,000	26,220

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	31,000	$33,015
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	21,000	23,520
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	12,000	13,590
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	11,000	10,367
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	12,000	12,270
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	17,000	23,874
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	21,000	15,593
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	23,000	22,569
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	8,000	18,075
fGeneral Cable 4.50% exercise price $35.88, expiration date 11/15/29	28,000	28,210
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	9,000	28,013
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	22,000	27,253
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	23,000	23,561
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	10,000	18,194
Intel 3.25% exercise price $21.71, expiration date 8/1/39	16,000	22,400
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	21,000	22,431
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	16,000	21,380
Lam Research 1.25% exercise price $63.02, expiration date 5/11/18	17,000	21,176

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30	10,000	$16,169
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	19,000	23,619
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	18,000	18,923
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	24,000	24,450
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	40,000	42,200
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	14,000	20,414
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	6,000	22,084
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	26,000	26,179
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	36,000	42,930
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	19,000	15,461
#Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14	10,000	19,906
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	18,000	29,689
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	5,000	14,941
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	14,503
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	21,000	22,063
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	9,000	12,375

		Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		11,000	$18,191

Total Convertible Bonds (Cost $723,904)			846,063

CORPORATE BONDS–10.71%
Aerospace & Defense–0.04%
DigitalGlobe 5.25% 2/1/21		45,000	44,663
TransDigm 7.50% 7/15/21		45,000	50,063

			94,726

Air Freight & Logistics–0.04%
Hunt (J.B.) Transport Services 2.40% 3/15/19		10,000	9,928
3.85% 3/15/24		25,000	25,000
#LSB Industries 144A 7.75% 8/1/19		10,000	10,775
United Parcel Service 5.125% 4/1/19		45,000	51,065

			96,768

Airlines–0.01%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		20,000	20,076

			20,076

Auto Components–0.08%
American Axle & Manufacturing 6.25% 3/15/21		35,000	37,450
Delphi 6.125% 5/15/21		65,000	72,475
TRW Automotive #144A 4.45% 12/1/23		45,000	45,337
#144A 4.50% 3/1/21		40,000	41,300

			196,562

Automobiles–0.08%
Ford Motor 7.45% 7/16/31		51,000	65,613
#General Motors 144A 3.50% 10/2/18		45,000	46,069
#Hyundai Capital America 144A 2.55% 2/6/19		50,000	50,030
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	41,354

			203,066

Beverages–0.11%
Constellation Brands 6.00% 5/1/22		45,000	49,950
PepsiCo 3.60% 3/1/24		45,000	45,150
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	170,528

			265,628

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.09%
Celgene 3.95% 10/15/20		105,000	$109,883
Gilead Sciences 3.70% 4/1/24		75,000	75,187
Immucor 11.125% 8/15/19		45,000	51,075

			236,145

Building Products–0.03%
Nortek 8.50% 4/15/21		60,000	67,350

			67,350

Capital Markets–0.23%
E Trade Financial 6.375% 11/15/19		30,000	32,775
Jefferies Group 5.125% 1/20/23		20,000	21,058
6.45% 6/8/27		25,000	26,851
6.50% 1/20/43		15,000	15,763
Lazard Group 6.85% 6/15/17		158,000	179,767
Morgan Stanley 4.10% 5/22/23		150,000	148,760
#Nuveen Investments 144A 9.50% 10/15/20		55,000	58,850
•RBS Capital Trust I 2.099% 12/29/49		30,000	29,250
State Street 3.10% 5/15/23		65,000	61,910

			574,984

Chemicals–0.27%
CF Industries 5.15% 3/15/34		30,000	30,943
6.875% 5/1/18		95,000	110,829
7.125% 5/1/20		50,000	59,523
Dow Chemical 8.55% 5/15/19		223,000	285,847
Mosaic 5.625% 11/15/43		35,000	37,728
#Murphy Oil USA 144A 6.00% 8/15/23		60,000	62,250
PolyOne 5.25% 3/15/23		25,000	25,250
Potash 3.625% 3/15/24		30,000	29,815
#TPC Group 144A 8.75% 12/15/20		25,000	27,531

			669,716

Commercial Banks–0.84%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	50,000	45,370
•3.505% 11/6/18	AUD	26,000	24,147
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	207,000
BB&T 5.25% 11/1/19		165,000	186,042
City National 5.25% 9/15/20		45,000	50,250
KeyBank 5.45% 3/3/16		250,000	271,092

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
•National City Bank 0.604% 6/7/17	335,000	$332,679
Northern Trust 3.95% 10/30/25	30,000	30,251
fPNC Financial Services Group 2.854% 11/9/22	95,000	90,752
#•PNC Preferred Funding Trust II 144A 1.456% 3/31/49	100,000	96,000
SVB Financial Group 5.375% 9/15/20	160,000	178,048
#Turkiye Is Bankasi 144A 7.85% 12/10/23	200,000	206,900
•USB Capital IX 3.50% 10/29/49	275,000	232,375
•Wachovia 0.609% 10/15/16	45,000	44,860
Zions Bancorp 4.50% 3/27/17	60,000	64,100
4.50% 6/13/23	20,000	20,000
7.75% 9/23/14	20,000	20,618

		2,100,484

Commercial Services & Supplies–0.30%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18	200,000	219,500
Avis Budget Car Rental 5.50% 4/1/23	55,000	55,687
#Brambles USA 144A 3.95% 4/1/15	20,000	20,571
Broadridge Financial Solutions 3.95% 9/1/20	40,000	40,699
HD Supply 7.50% 7/15/20	15,000	16,444
11.50% 7/15/20	70,000	83,475
International Lease Finance 5.875% 4/1/19	25,000	27,437
6.25% 5/15/19	63,000	69,773
8.25% 12/15/20	35,000	42,420
8.75% 3/15/17	25,000	29,437
#Prestige Brands 144A 5.375% 12/15/21	55,000	56,581
Spectrum Brands 6.375% 11/15/20	35,000	38,063
United Rentals North America 5.75% 11/15/24	55,000	55,481

		755,568

Communications Equipment–0.07%
#Avaya 144A 7.00% 4/1/19	25,000	24,937
Cisco Systems 2.90% 3/4/21	55,000	55,056
3.625% 3/4/24	40,000	40,417
Juniper Networks 4.50% 3/15/24	50,000	50,722

		171,132

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals–0.16%
EMC 2.65% 6/1/20	185,000	$184,407
#Freescale Semiconductor 144A 6.00% 1/15/22	30,000	31,913
#NCR Escrow 144A 6.375% 12/15/23	55,000	58,713
NetApp 2.00% 12/15/17	35,000	35,395
3.25% 12/15/22	40,000	37,394
Seagate HDD Cayman #144A 3.75% 11/15/18	20,000	20,650
#144A 4.75% 6/1/23	35,000	34,737

		403,209

Construction & Engineering–0.10%
#Builders FirstSource 144A 7.625% 6/1/21	45,000	48,825
#OAS Investments GmbH 144A 8.25% 10/19/19	200,000	201,500
URS 3.85% 4/1/17	10,000	10,357

		260,682

Construction Materials–0.05%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	80,000	88,200
Headwaters 7.625% 4/1/19	30,000	32,475

		120,675

Consumer Finance–0.13%
Fifth Third Bancorp 4.30% 1/16/24	45,000	45,712
SunTrust Banks 2.35% 11/1/18	60,000	60,086
Wells Fargo 4.48% 1/16/24	201,000	208,075

		313,873

Containers & Packaging–0.19%
Ball 4.00% 11/15/23	85,000	79,900
5.00% 3/15/22	40,000	41,200
Berry Plastics 9.75% 1/15/21	50,000	58,313
#~BOE Merger PIK 144A 9.50% 11/1/17	5,000	5,325
#Consolidated Container 144A 10.125% 7/15/20	20,000	21,350
Crown Americas 4.50% 1/15/23	15,000	14,400
International Paper 7.50% 8/15/21	25,000	31,499
Packaging Corporation of America 4.50% 11/1/23	25,000	25,927
#Plastipak Holdings 144A 6.50% 10/1/21	50,000	52,687
Rock Tenn 3.50% 3/1/20	45,000	45,705

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
4.00% 3/1/23		25,000	$25,184
4.45% 3/1/19		10,000	10,725
#Sealed Air 144A 6.50% 12/1/20		65,000	71,987

			484,202

Diversified Consumer Services–0.05%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	135,492

			135,492

Diversified Financial Services–0.58%
Bank of America 2.00% 1/11/18		25,000	24,976
2.65% 4/1/19		45,000	45,196
4.00% 4/1/24		110,000	110,095
#Comcel Trust 144A 6.875% 2/6/24		200,000	209,750
#ERAC USA Finance 144A 5.25% 10/1/20		95,000	106,064
General Electric Capital 2.10% 12/11/19		70,000	69,528
4.375% 9/16/20		205,000	222,971
6.00% 8/7/19		86,000	101,078
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	28,000	25,517
Goldman Sachs Group 4.00% 3/3/24		65,000	64,843
#•HBOS Capital Funding 144A 6.071% 6/29/49		100,000	100,500
JPMorgan Chase •0.865% 1/28/19		26,000	26,006
3.875% 2/1/24		105,000	106,157
•6.75% 8/29/49		60,000	63,450
Morgan Stanley 2.50% 1/24/19		5,000	4,992
5.00% 11/24/25		90,000	92,807
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		60,000	56,850
PHH 7.375% 9/1/19		20,000	22,200

			1,452,980

Diversified Telecommunication Services–0.66%
AT&T 2.30% 3/11/19		50,000	49,799
3.90% 3/11/24		70,000	69,945
Bell Canada 3.35% 3/22/23	CAD	37,000	32,428
CC Holdings GS V 3.849% 4/15/23		15,000	14,619
CenturyLink 5.80% 3/15/22		120,000	123,300
6.75% 12/1/23		45,000	47,981

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems 7.625% 6/15/21		15,000	$16,987
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		40,000	39,350
Intelsat Luxembourg #144A 7.75% 6/1/21		90,000	95,063
#144A 8.125% 6/1/23		55,000	58,506
Level 3 Financing #144A 6.125% 1/15/21		25,000	26,437
7.00% 6/1/20		35,000	38,106
#SBA Tower Trust 144A 2.24% 4/15/18		40,000	39,319
#SES 144A 3.60% 4/4/23		105,000	102,046
Telefonica Emisiones 6.421% 6/20/16		75,000	83,092
Telefonica Emisiones SAU 5.289% 12/9/22	GBP	50,000	89,386
#Telemar Norte Leste 144A 5.50% 10/23/20		200,000	199,000
Verizon Communications 4.15% 3/15/24		45,000	45,810
5.05% 3/15/34		35,000	36,019
5.15% 9/15/23		150,000	164,458
6.40% 9/15/33		25,000	29,769
6.55% 9/15/43		5,000	6,107
Virgin Media Secured Finance 6.50% 1/15/18		200,000	207,500
Windstream 7.50% 4/1/23		15,000	15,825
7.75% 10/1/21		30,000	32,400

			1,663,252

Electric Utilities–0.57%
#American Transmission Systems 144A 5.25% 1/15/22		155,000	167,308
Cleveland Electric Illuminating 5.50% 8/15/24		5,000	5,654
ComEd Financing III 6.35% 3/15/33		60,000	59,400
Electricite de France #144A 4.60% 1/27/20		55,000	59,949
#•144A 5.25% 12/29/49		200,000	200,800
Entergy Arkansas 3.70% 6/1/24		135,000	137,302
•FPL Capital Holdings 6.35% 10/1/66		80,000	78,644
Great Plains Energy 4.85% 6/1/21		30,000	32,447
f5.292% 6/15/22		85,000	94,431
Indiana Michigan Power 3.20% 3/15/23		15,000	14,601
Ipalco Enterprises 5.00% 5/1/18		45,000	47,813

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
LG&E & KU Energy 3.75% 11/15/20	60,000	$61,748
4.375% 10/1/21	115,000	121,200
#MidAmerican Energy Holdings 144A 3.75% 11/15/23	70,000	69,777
NextEra Energy Capital Holdings 3.625% 6/15/23	25,000	24,228
NV Energy 6.25% 11/15/20	65,000	75,990
Pennsylvania Electric 5.20% 4/1/20	55,000	60,214
•PPL Capital Funding 6.70% 3/30/67	40,000	40,227
Public Service of Oklahoma 5.15% 12/1/19	75,000	83,515

		1,435,248

Electronic Equipment, Instruments & Components–0.04%
Thermo Fisher Scientific 2.40% 2/1/19	60,000	59,817
4.15% 2/1/24	35,000	36,082

		95,899

Energy Equipment & Services–0.07%
Bristow Group 6.25% 10/15/22	35,000	37,231
#Drill Rigs Holdings 144A 6.50% 10/1/17	45,000	47,137
Exterran Partners 6.00% 4/1/21	15,000	15,000
Hercules Offshore #144A 6.75% 4/1/22	10,000	9,713
#144A 8.75% 7/15/21	15,000	16,350
Key Energy Services 6.75% 3/1/21	40,000	42,250

		167,681

Food & Staples Retailing–0.07%
CVS Caremark 4.00% 12/5/23	85,000	87,016
Kroger 3.30% 1/15/21	60,000	60,035
Rite Aid 9.25% 3/15/20	30,000	34,313

		181,364

Food Products–0.06%
#BFF International 144A 7.25% 1/28/20	100,000	114,000
Smithfield Foods 6.625% 8/15/22	40,000	43,400

		157,400

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	40,000	43,900

		43,900

Health Care Equipment & Supplies–0.31%
Alere 7.25% 7/1/18	10,000	11,050

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Biomet 6.50% 8/1/20	25,000	$27,050
6.50% 10/1/20	75,000	80,063
Boston Scientific 2.65% 10/1/18	30,000	30,258
6.00% 1/15/20	80,000	91,935
CareFusion 6.375% 8/1/19	235,000	268,590
Kinetic Concepts 10.50% 11/1/18	35,000	40,381
Zimmer Holdings 3.375% 11/30/21	90,000	91,332
4.625% 11/30/19	125,000	138,676

		779,335

Health Care Providers & Services–0.28%
Air Medical Group Holdings 9.25% 11/1/18	27,000	29,261
Community Health Systems #144A 6.875% 2/1/22	25,000	26,250
8.00% 11/15/19	20,000	22,075
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	42,700
HCA 5.00% 3/15/24	160,000	160,700
HCA Holdings 6.25% 2/15/21	33,000	35,409
Highmark #144A 4.75% 5/15/21	40,000	39,348
#144A 6.125% 5/15/41	20,000	18,152
McKesson 3.796% 3/15/24	95,000	95,284
#Milacron 144A 7.75% 2/15/21	30,000	32,550
#MultiPlan 144A 9.875% 9/1/18	55,000	59,950
Quest Diagnostics 2.70% 4/1/19	30,000	29,990
Tenet Healthcare #144A 6.00% 10/1/20	93,000	99,684
8.00% 8/1/20	15,000	16,425

		707,778

Hotels, Restaurants & Leisure–0.17%
Ameristar Casinos 7.50% 4/15/21	40,000	43,500
International Game Technology 5.35% 10/15/23	95,000	101,750
#Landry’s 144A 9.375% 5/1/20	20,000	22,125
Marriott International 3.375% 10/15/20	40,000	40,381
MGM Resorts International 11.375% 3/1/18	40,000	51,900
#PF Chang’s China Bistro 144A 10.25% 6/30/20	15,000	15,863
Pinnacle Entertainment 8.75% 5/15/20	5,000	5,494

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide 5.625% 3/1/21	55,000	$60,176
Wynn Las Vegas #144A 4.25% 5/30/23	30,000	29,025
5.375% 3/15/22	25,000	26,219
Yum Brands 3.875% 11/1/23	25,000	24,872

		421,305

Household Durables–0.06%
#Allegion US Holding 144A 5.75% 10/1/21	65,000	68,737
Jarden 6.125% 11/15/22	35,000	37,800
Standard Pacific 10.75% 9/15/16	35,000	42,175

		148,712

Independent Power Producers & Energy Traders–0.12%
AES 5.50% 3/15/24	85,000	84,575
7.375% 7/1/21	10,000	11,450
#Calpine 144A 6.00% 1/15/22	70,000	73,850
Exelon Generation 4.25% 6/15/22	95,000	96,513
NRG Energy 7.875% 5/15/21	25,000	27,625

		294,013

Insurance–0.33%
•Allstate 5.75% 8/15/53	55,000	57,853
American International Group 6.40% 12/15/20	75,000	89,483
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,831
•Chubb 6.375% 3/29/67	115,000	128,225
#Five Corners Funding Trust 144A 4.419% 11/15/23	100,000	102,676
#Hockey Merger 144A 7.875% 10/1/21	45,000	48,263
•ING US 5.65% 5/15/53	35,000	34,965
Liberty Mutual Group #144A 4.95% 5/1/22	20,000	21,443
#•144A 7.00% 3/15/37	35,000	36,750
#Onex USI Aquisition 144A 7.75% 1/15/21	10,000	10,475
Prudential Financial 3.875% 1/14/15	30,000	30,779
•5.625% 6/15/43	20,000	20,500
•5.875% 9/15/42	55,000	57,681
6.00% 12/1/17	55,000	63,287
•XL Group 6.50% 12/31/49	65,000	64,269

		822,480

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Catalog Retail–0.03%
#Netflix 144A 5.75% 3/1/24	65,000	$67,600

		67,600

Internet Software & Services–0.20%
Amazon.com 2.50% 11/29/22	45,000	41,890
Baidu 3.25% 8/6/18	200,000	204,714
eBay 4.00% 7/15/42	30,000	26,641
Equinix 4.875% 4/1/20	23,000	23,633
5.375% 4/1/23	52,000	53,300
Google 3.375% 2/25/24	45,000	45,171
VeriSign 4.625% 5/1/23	35,000	33,775
Zayo Group 10.125% 7/1/20	70,000	81,463

		510,587

IT Services–0.14%
Fidelity National Information Services 3.50% 4/15/23	75,000	71,416
First Data 11.25% 1/15/21	75,000	85,969
11.75% 8/15/21	30,000	31,650
International Business Machines 3.625% 2/12/24	100,000	101,037
#SunGard Availability Services Capital 144A 8.75% 4/1/22	25,000	25,156
Total System Services 2.375% 6/1/18	10,000	9,870
3.75% 6/1/23	25,000	23,786
Xerox 6.35% 5/15/18	5,000	5,783

		354,667

Machinery–0.09%
Crane 2.75% 12/15/18	15,000	15,061
4.45% 12/15/23	55,000	56,715
General Electric 4.50% 3/11/44	35,000	35,690
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	90,000	92,066
Meritor 6.75% 6/15/21	25,000	26,563

		226,095

Marine–0.04%
#DP World Sukuk 144A 6.25% 7/2/17	100,000	111,130

		111,130

Media–0.62%
CCO Holdings 5.25% 9/30/22	25,000	24,781
#Cequel Communications Holdings I 144A 6.375% 9/15/20	55,000	57,750
#Columbus International 144A 11.50% 11/20/14	100,000	106,875

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Comcast 3.60% 3/1/24	40,000	$40,300
4.75% 3/1/44	45,000	45,860
CSC Holdings 6.75% 11/15/21	45,000	50,513
DIRECTV Holdings 4.45% 4/1/24	55,000	55,266
DISH DBS 5.00% 3/15/23	50,000	50,500
5.875% 7/15/22	40,000	42,800
7.875% 9/1/19	20,000	23,700
Gray Television 7.50% 10/1/20	45,000	49,050
Historic TW 6.875% 6/15/18	175,000	207,592
Interpublic Group 3.75% 2/15/23	30,000	29,226
4.20% 4/15/24	30,000	29,944
Lamar Media 5.00% 5/1/23	35,000	35,175
#MDC Partners 144A 6.75% 4/1/20	35,000	37,013
#Myriad International Holdings 144A 6.375% 7/28/17	100,000	111,250
Nielsen Finance 4.50% 10/1/20	25,000	25,313
#Nielsen Luxembourg 144A 5.50% 10/1/21	30,000	31,463
SES Global Americas Holdings #144A 2.50% 3/25/19	10,000	9,951
#144A 5.30% 3/25/44	90,000	90,524
Sinclair Television Group 5.375% 4/1/21	45,000	44,887
6.125% 10/1/22	15,000	15,263
#Sirius XM Radio 144A 4.625% 5/15/23	55,000	51,975
Time Warner Cable 5.85% 5/1/17	30,000	33,752
8.25% 4/1/19	63,000	78,578
#Univision Communications 144A 5.125% 5/15/23	75,000	77,063
Viacom 3.875% 4/1/24	50,000	49,980
5.25% 4/1/44	35,000	35,896

		1,542,240

Metals & Mining–0.23%
AK Steel 7.625% 5/15/20	25,000	25,063
ArcelorMittal 10.35% 6/1/19	145,000	184,331
Barrick Gold 4.10% 5/1/23	60,000	57,024
Barrick North America Finance 5.75% 5/1/43	15,000	14,666
#FMG Resources August 2006 144A 6.875% 4/1/22	136,000	147,050
Novelis 8.75% 12/15/20	50,000	56,125
Rio Tinto Finance USA 3.50% 11/2/20	20,000	20,513

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Ryerson 9.00% 10/15/17	25,000	$27,031
11.25% 10/15/18	10,000	11,250
Teck Resources 3.75% 2/1/23	40,000	37,667

		580,720

Multi-Utilities–0.44%
Ameren Illinois 9.75% 11/15/18	263,000	344,878
CenterPoint Energy 5.95% 2/1/17	50,000	55,924
CMS Energy 6.25% 2/1/20	60,000	70,470
•Integrys Energy Group 6.11% 12/1/66	85,000	85,902
NiSource Finance 6.125% 3/1/22	100,000	115,389
Puget Energy 6.00% 9/1/21	35,000	40,387
•Puget Sound Energy 6.974% 6/1/67	145,000	149,478
SCANA 4.125% 2/1/22	60,000	60,580
•Wisconsin Energy 6.25% 5/15/67	165,000	170,070

		1,093,078

Oil, Gas & Consumable Fuels–1.43%
Canadian Natural Resources 3.80% 4/15/24	35,000	35,248
Chaparral Energy 7.625% 11/15/22	10,000	10,875
Chesapeake Energy 5.375% 6/15/21	5,000	5,287
5.75% 3/15/23	105,000	111,694
Continental Resources 4.50% 4/15/23	120,000	124,506
Ecopetrol 7.625% 7/23/19	54,000	65,003
El Paso Pipeline Partners Operating 6.50% 4/1/20	90,000	103,463
•Enbridge Energy Partners 8.05% 10/1/37	125,000	141,031
Energy Transfer Partners 5.95% 10/1/43	10,000	10,800
9.70% 3/15/19	65,000	84,072
#Energy XXI Gulf Coast 144A 7.50% 12/15/21	55,000	57,887
EnLink Midstream Partners 4.40% 4/1/24	65,000	66,400
5.60% 4/1/44	5,000	5,299
•Enterprise Products Operating 7.034% 1/15/68	130,000	147,349
#Gazprom Neft OAO Via Gaz Capital 144A 6.00% 11/27/23	200,000	196,750
Halcon Resources 8.875% 5/15/21	40,000	41,700

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Husky Energy 4.00% 4/15/24	70,000	$71,335
#KazMunayGas National JSC 144A 9.125% 7/2/18	100,000	120,375
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	145,750
Laredo Petroleum 7.375% 5/1/22	50,000	55,750
MarkWest Energy Partners 5.50% 2/15/23	20,000	20,650
Midstates Petroleum 9.25% 6/1/21	50,000	52,500
Newfield Exploration 5.625% 7/1/24	45,000	46,913
#Oasis Petroleum 144A 6.875% 3/15/22	45,000	48,937
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	110,250
PDC Energy 7.75% 10/15/22	15,000	16,500
Petrobras Global Finance 3.00% 1/15/19	70,000	66,329
4.875% 3/17/20	25,000	25,118
6.25% 3/17/24	25,000	25,819
Petrobras International Finance 5.375% 1/27/21	28,000	28,457
Petrohawk Energy 7.25% 8/15/18	115,000	122,303
Petroleos de Venezuela 8.50% 11/2/17	50,000	42,000
Petroleos Mexicanos 5.50% 1/21/21	35,000	38,413
#144A 6.375% 1/23/45	10,000	10,813
6.50% 6/2/41	25,000	27,500
Plains All American Pipeline 8.75% 5/1/19	120,000	153,530
Plains Exploration & Production 6.50% 11/15/20	35,000	38,719
Pride International
6.875% 8/15/20	210,000	251,026
Regency Energy Partners
4.50% 11/1/23	55,000	51,425
#Samson Investment 144A
10.75% 2/15/20	35,000	38,325
SandRidge Energy
8.125% 10/15/22	155,000	169,725
Statoil 2.90% 11/8/20	35,000	35,364
Sunoco Logistics Partners Operations 3.45% 1/15/23	30,000	28,574
4.25% 4/1/24	45,000	44,898
Talisman Energy 5.50% 5/15/42	95,000	94,441
•TransCanada PipeLines 6.35% 5/15/67	130,000	135,005

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners 4.50% 11/15/23	25,000	$25,628
7.25% 2/1/17	95,000	109,425
#Woodside Finance 144A 8.75% 3/1/19	105,000	133,440

		3,592,601

Paper & Forest Products–0.08%
Georgia-Pacific 8.00% 1/15/24	125,000	164,553
International Paper 6.00% 11/15/41	40,000	46,025

		210,578

Pharmaceuticals–0.08%
#Salix Pharmaceuticals 144A 6.00% 1/15/21	60,000	64,200
Valeant Pharmaceuticals International #144A 5.625% 12/1/21	15,000	15,787
#144A 7.00% 10/1/20	10,000	10,875
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	25,000	27,125
Zoetis 3.25% 2/1/23	90,000	86,975

		204,962

Real Estate Investment Trusts–0.50%
Alexandria Real Estate Equities 3.90% 6/15/23	80,000	77,412
American Tower 5.00% 2/15/24	60,000	62,612
American Tower Trust I #144A 1.551% 3/15/43	20,000	19,564
#144A 3.07% 3/15/23	55,000	52,772
CBL & Associates 5.25% 12/1/23	40,000	41,236
Corporate Office Properties 3.60% 5/15/23	40,000	37,049
5.25% 2/15/24	40,000	41,814
CubeSmart 4.375% 12/15/23	20,000	20,194
DDR 4.625% 7/15/22	25,000	26,240
4.75% 4/15/18	65,000	70,534
7.50% 4/1/17	10,000	11,586
7.875% 9/1/20	85,000	105,709
Digital Realty Trust 5.25% 3/15/21	180,000	189,519
Duke Realty 3.625% 4/15/23	40,000	38,084
Host Hotels & Resorts 3.75% 10/15/23	45,000	43,665
4.75% 3/1/23	65,000	68,106
5.875% 6/15/19	30,000	32,509
Prologis 3.35% 2/1/21	30,000	29,724
Regency Centers 4.80% 4/15/21	95,000	101,786

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
#WEA Finance 144A 4.625% 5/10/21	60,000	$65,754
Weingarten Realty Investors 3.50% 4/15/23	40,000	37,828
4.45% 1/15/24	25,000	25,288
Weyerhaeuser 4.625% 9/15/23	45,000	47,016

		1,246,001

Real Estate Management & Development–0.01%
WP Carey 4.60% 4/1/24	35,000	35,056

		35,056

Road & Rail–0.02%
Norfolk Southern 4.80% 8/15/43	45,000	46,420

		46,420

Semiconductors & Semiconductor Equipment–0.08%
National Semiconductor 6.60% 6/15/17	165,000	191,845

		191,845

Software–0.11%
#Activision Blizzard 144A 6.125% 9/15/23	50,000	54,563
#BMC Software Finance 144A 8.125% 7/15/21	105,000	111,037
#MTS International Funding 144A 8.625% 6/22/20	100,000	114,500

		280,100

Specialty Retail–0.09%
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	45,000	46,575
QVC #144A 3.125% 4/1/19	30,000	29,846
4.375% 3/15/23	85,000	83,918
#144A 4.85% 4/1/24	35,000	35,527
Sally Holdings 5.75% 6/1/22	30,000	31,875

		227,741

Textiles, Apparel & Luxury Goods–0.02%
Levi Strauss 6.875% 5/1/22	40,000	44,100

		44,100

Trading Companies & Distributors–0.02%
H&E Equipment Services 7.00% 9/1/22	40,000	44,200

		44,200

Wireless Telecommunication Services–0.27%
#Crown Castle Towers 144A 4.883% 8/15/20	300,000	325,736
Rogers Communications 5.00% 3/15/44	50,000	50,535

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint #144A 7.125% 6/15/24	100,000	$105,250
#144A 7.25% 9/15/21	60,000	65,625
#144A 7.875% 9/15/23	20,000	22,050
Sprint Capital 6.90% 5/1/19	45,000	49,613
T-Mobile USA 6.125% 1/15/22	60,000	63,075

		681,884

Total Corporate Bonds (Cost $25,700,857)		26,833,290

MUNICIPAL BONDS–0.11%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	20,000	20,829
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1 5.125% 6/1/47	45,000	33,313
Series A-1 5.75% 6/1/47	50,000	40,467
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	10,000	10,437
Series AA 5.00% 6/15/44	25,000	26,123
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	25,000	29,607
New York City Water & Sewer System Series BB 5.00% 6/15/47	10,000	10,547
New York City, New York Series I 5.00% 8/1/22	20,000	23,409
New York State Thruway Authority Series A 5.00% 5/1/19	25,000	28,891
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	29,993
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	22,204

Total Municipal Bonds (Cost $267,832)		275,820

NON-AGENCY ASSET-BACKED SECURITIES–0.22%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	110,013
•Ally Master Owner Trust Series 2013-2 A 0.605% 4/15/18	100,000	100,206
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	98,965

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	100,000	$99,930
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15	150,000	151,711

Total Non-Agency Asset-Backed Securities (Cost $560,708)		560,825

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.10%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	4,539	4,695
Series 2005-6 7A1 5.50% 7/25/20	4,082	4,165
•ChaseFlex Trust Series 2006-1 A4 5.246% 6/25/36	100,000	87,638
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	36,072	36,147
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 2.824% 1/25/36	21,615	18,971
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	35,336	35,333
•Series 2007-A1 7A4 2.686% 7/25/35	22,158	19,782
•MASTR ARM Trust Series 2006-2 4A1 2.626% 2/25/36	6,565	6,387
¿Structured Asset Securities Corp Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	21,856	22,571
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36	19,208	18,699

Total Non-Agency Collarterized Mortgage Obligations (Cost $209,308)		254,388

«SENIOR SECURED LOANS–2.16%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	118,650	118,898
Allegion US Holding Tranche B 3.00% 9/27/20	144,638	144,637
ARAMARK Tranche E 3.25% 9/7/19	70,000	69,665
Azure Midstream Tranche B 6.50% 11/15/18	79,000	79,790
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	134,487	135,227
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	122,034	122,873

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Calpine Construction Finance Tranche B 3.00% 5/3/20	143,913	$142,204
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	9,898	9,910
Clear Channel Communications Tranche B 3.88% 1/29/16	285,000	281,895
Community Health Systems Tranche D 4.25% 1/27/21	90,219	91,154
Community Health Systems Tranche E 3.48% 1/25/17	24,493	24,700
Davita Tranche B 4.50% 10/20/16	24,494	24,653
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	58,472	58,783
Drillships Financing Holdings Tranche B1 6.00% 3/31/21	44,775	45,782
Emdeon 1st Lien 3.75% 11/2/18	72,795	72,959
First Data Tranche B 1st Lien 4.23% 3/24/21	225,450	226,366
Gray Television 4.75% 10/12/19	15,757	15,900
HCA Tranche B5 1st Lien 2.98% 3/31/17	117,410	117,504
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	278,400	279,148
Huntsman International Tranche B 3.75% 10/15/20	190,000	190,861
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	63,701	64,040
Immucor Tranche B2 5.00% 8/17/18	78,692	79,151
Infor US Tranche B5 1st Lien 3.75% 6/3/20	181,604	181,785
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	134,296	134,926
KIK Custom Products 1st Lien 5.50% 4/29/19	500,000	499,687
Landry’s Tranche B 4.75% 4/24/18	42,422	42,735
Level 3 Financing Tranche B 4.00% 1/15/20	75,000	75,337
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,137
MultiPlan Tranche B 4.00% 8/18/17	24,124	24,266
NEP 4.25% 1/22/20	45,000	45,270
Novelis Tranche B 3.75% 3/10/17	47,389	47,507
Nuveen Investments 1st Lien 4.23% 5/13/17	65,000	65,319

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Nuveen Investments 2nd Lien 6.50% 2/28/19		230,000	$230,747
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		130,900	130,970
Patheon 4.25% 3/11/21		25,000	24,943
Ply Gem Industries 1st Lien 4.00% 1/30/21		120,000	120,337
Remy International Tranche B 1st Lien 4.25% 3/5/20		61,401	61,555
Samson Investment 2nd Lien 5.00% 9/25/18		95,000	96,187
Scientific Games International 4.25% 10/18/20		69,825	70,026
Sensus USA 2nd Lien 8.50% 5/9/18		80,000	80,733
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		27,650	27,719
Sprouts Farmers 4.00% 4/23/20		61,500	61,619
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19		165,000	165,825
Truven Health Analytics Tranche B 4.50% 6/6/19		14,776	14,849
Univision Communications Tranche C4 4.00% 3/1/20		187,130	187,247
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19		54,315	54,620
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		64,370	64,745
Wide Open West Finance 4.75% 4/1/19		277,200	278,442
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		215,434	216,157

Total Senior Secured Loans (Cost $5,361,960)			5,404,790

ΔSOVEREIGN BONDS–0.44%
Brazil–0.03%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	172,000	71,939

			71,939

Hungary–0.01%
Hungary Government International Bond 4.00% 3/25/19		34,000	33,847

			33,847

Iceland–0.04%
#Republic of Iceland 144A 5.875% 5/11/22		100,000	108,551

			108,551

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico–0.03%
Mexican Bonos 6.50% 6/10/21	MXN	176,000	$14,127
6.50% 6/9/22	MXN	849,000	67,179

			81,306

Norway–0.07%
Norway Government Bond 4.25% 5/19/17	NOK	910,000	163,670

			163,670

Panama–0.03%
Panama Government International Bond 8.875% 9/30/27		44,000	61,160

			61,160

Poland–0.02%
Poland Government Bond 5.75% 10/25/21	PLN	124,000	45,477

			45,477

Republic of Korea–0.03%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	76,311,373	68,503

			68,503

Romania–0.01%
#Romanian Government International Bond 144A 4.875% 1/22/24		32,000	32,480

			32,480

Slovenia–0.08%
#Slovenia Government International Bond 144A 5.25% 2/18/24		200,000	207,964

			207,964

Sri Lanka–0.08%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	209,750

			209,750

Sweden–0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	80,000	11,695
4.25% 3/12/19	SEK	80,000	14,025

			25,720

Total Sovereign Bonds (Cost $1,075,368)			1,110,367

SUPRANATIONAL BANK–0.04%
European Investment Bank 3.25% 1/29/24		90,000	91,157

Total Supranational Bank (Cost $89,657)			91,157

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–0.59%
U.S. Treasury Bonds 3.625% 2/15/44	920,000	$930,781
3.75% 11/15/43	440,000	455,606
U.S. Treasury Notes 1.50% 2/28/19	95,000	94,057
2.75% 2/15/24	5,000	5,011

Total U.S. Treasury Obligations (Cost $1,488,711)		1,485,455

	Number of Contracts

OPTION PURCHASED–0.00%
Call Option–0.00%
USD vs CAD strike price CAD 1.144, expiration date 5/13/14	73,637	95

Total Option Purchased (Cost $346)		95

	Number of Shares

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	48,856	48,856

Total Money Market Fund (Cost $48,856)		48,856

	Principal Amount°

SHORT-TERM INVESTMENT–2.68%
≠Discounted Commercial Paper–2.68%
Abbey National North America 0.05% 4/1/14	6,710,000	6,710,000

Total Short-Term Investment (Cost $6,710,000)		6,710,000

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.79% (Cost $184,710,271)	$252,497,433
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.79%)	(1,991,010)

NET ASSETS APPLICABLE TO 15,896,314 SHARES OUTSTANDING–100.00%	$250,506,423

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $9,844,853, which represents 3.93% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.

~ 100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $2,756,878, which represents 1.10% of the Fund’s net assets.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $380,600, which represents 0.15% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2014.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	53,117	USD	(73,936)	4/25/14	$(763)
BAML	GBP	107,989	USD	(179,402)	4/25/14	603
BAML	NOK	(72,076)	USD	12,108	4/25/14	82
BAML	NZD	48,965	USD	(41,823)	4/24/14	587
BCLY	MXN	(669,692)	USD	50,566	4/25/14	(631)
BNP	AUD	55,707	USD	(50,429)	4/24/14	1,143
BNYM	CHF	(60,864)	USD	68,579	4/1/14	(272)
BNYM	CHF	(8,326)	USD	9,381	4/2/14	(37)
DB	NOK	(668,626)	USD	112,504	4/25/14	943
GSC	GBP	(92,841)	USD	154,658	4/25/14	(99)
JPMC	AUD	(26,038)	USD	23,597	4/24/14	(508)
JPMC	GBP	(44,022)	USD	72,712	4/25/14	(667)
JPMC	KRW	(60,901,070)	USD	56,928	4/25/14	(190)
JPMC	PLN	(84,603)	USD	27,877	4/25/14	(57)
MSC	IDR	188,666,065	USD	(16,499)	4/25/14	78
MSC	TRY	272	USD	(123)	4/25/14	3

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
TD	CAD	(64,109)	USD	57,381	4/25/14	$(584)
TD	EUR	(73,637)	USD	101,526	4/25/14	85
TD	JPY	(1,465,654)	USD	14,507	4/25/14	305
UBS	CAD	(51,817)	USD	46,749	4/25/14	(102)

						$(81)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(27) E-mini MSCI EAFE Index	$(2,482,559)	$(2,558,250)	6/23/14	$(75,691)
(54) E-mini MSCI Emerging Markets Index	(2,500,728)	(2,662,470)	6/23/14	(161,742)
(30) E-mini S&P 500 Index	(2,765,615)	(2,796,900)	6/23/14	(31,285)
13 U.S. Treasury 10 yr Notes	1,608,789	1,605,500	7/1/14	(3,289)
3 U.S. Treasury Long Bond	398,352	399,656	6/19/14	1,304

	$(5,741,761)			$(270,703)

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE - CDX.NA.HY.21	235,000	5.00%	12/20/18	$(1,312)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CHF–Swiss Franc

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PHP–Philippine Peso

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

TRY–Turkish Lira

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage- Backed Securities	$—	$8,388,252	$187,478	$8,575,730
Common Stock	130,123,584	47,045,656	—	177,169,240
Corporate Debt	—	33,084,143	—	33,084,143
Exchange-Traded Funds	23,555,117	—	—	23,555,117
Foreign Debt	—	1,201,524	—	1,201,524
Municipal Bonds	—	275,820	—	275,820
U.S. Treasury Obligations	—	1,485,455	—	1,485,455
Preferred Stock	256,962	134,491	—	391,453
Short-Term Investments	—	6,710,000	—	6,710,000
Options Purchased	—	95	—	95
Money Market Fund	48,856	—	—	48,856

Total	$153,984,519	$98,325,436	$187,478	$252,497,433

Foreign Currency Exchange Contracts	$—	$(81)	$—	$(81)

Futures Contracts	$(270,703)	$—	$—	$(270,703)

Swap Contracts	$—	$(1,312)	$—	$(1,312)

As a result of international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–34.66%
U.S. MARKETS–21.74%
Aerospace & Defense–0.65%
†Esterline Technologies	420	$44,747
Honeywell International	2,550	236,538
†KEYW Holding	4,560	85,318
Lockheed Martin	1,000	163,240
Northrop Grumman	5,700	703,266
Raytheon	7,100	701,409
Rockwell Collins	750	59,753
United Technologies	2,200	257,048

		2,251,319

Air Freight & Logistics–0.07%
FedEx	1,300	172,328
†XPO Logistics	2,870	84,407

		256,735

Auto Components–0.24%
Borg Warner	1,200	73,764
Johnson Controls	13,500	638,820
†Tenneco	1,760	102,203

		814,787

Automobiles–0.05%
Ford Motor	10,800	168,480

		168,480

Beverages–0.10%
Coca-Cola	1,800	69,588
PepsiCo	3,350	279,725

		349,313

Biotechnology–0.58%
†Acorda Therapeutics	1,990	75,441
†Alkermes	2,000	88,180
†Celgene	8,325	1,162,170
†Cepheid	1,370	70,665
†Gilead Sciences	4,060	287,692
†InterMune	2,780	93,047
†NPS Pharmaceuticals	2,090	62,554
†Spectrum Pharmaceuticals	4,480	35,123
†Vertex Pharmaceuticals	1,700	120,224

		1,995,096

Building Products–0.04%
AAON	3,295	91,832
†Boise Cascade	2,240	64,154

		155,986

Capital Markets–0.47%
Ameriprise Financial	1,050	115,573
Bank of New York Mellon	20,800	734,032
BlackRock	500	157,240
Evercore Partners Class A	1,100	60,775
Greenhill	880	45,742

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Invesco	3,350	$123,950
Raymond James Financial	3,050	170,587
State Street	2,000	139,100
†Stifel Financial	1,440	71,654

		1,618,653

Chemicals–0.45%
Axiall	1,530	68,728
Cabot	1,100	64,966
†Chemtura	3,210	81,181
duPont (E.I.) deNemours	13,028	874,179
Eastman Chemical	1,900	163,799
Huntsman	3,550	86,691
Innophos Holdings	900	51,030
†Kraton Performance Polymers	2,270	59,338
Stepan	700	45,192
†Taminco	2,960	62,190

		1,557,294

Commercial Banks–0.54%
BB&T	17,200	690,924
BBCN Bancorp	3,680	63,075
Bryn Mawr Bank	690	19,824
†Capital Bank Financial	2,020	50,722
Cardinal Financial	3,550	63,297
City Holding	1,340	60,112
Flushing Financial	2,370	49,936
@Independent Bank	1,580	62,205
Park National	770	59,205
Prosperity Bancshares	1,290	85,333
Sterling Bancorp	4,300	54,438
Susquehanna Bancshares	5,970	67,998
†Texas Capital Bancshares	1,210	78,577
Webster Financial	2,470	76,718
Wells Fargo	6,200	308,388
†Western Alliance Bancorp	2,960	72,816

		1,863,568

Commercial Services & Supplies–0.30%
McGrath RentCorp	1,210	42,302
Republic Services	3,200	109,312
†Tetra Tech	2,080	61,547
United Stationers	2,000	82,140
US Ecology	1,780	66,074
Waste Management	15,800	664,706

		1,026,081

Communications Equipment–0.86%
Cisco Systems	35,100	786,591
Motorola Solutions	10,500	675,045
†NETGEAR	1,690	57,004
Plantronics	1,180	52,451

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	17,565	$1,385,176

		2,956,267

Computers & Peripherals–0.45%
Apple	790	424,025
Broadcom Class A	28,400	894,032
EMC	8,600	235,726

		1,553,783

Construction & Engineering–0.06%
Granite Construction	1,920	76,666
†MYR Group	1,600	40,512
URS	2,150	101,179

		218,357

Consumer Finance–0.06%
Capital One Financial	2,650	204,474

		204,474

Containers & Packaging–0.04%
MeadWestvaco	3,700	139,268

		139,268

Diversified Financial Services–0.54%
Citigroup	4,700	223,720
CME Group	6,450	477,365
IntercontinentalExchange Group	4,005	792,309
JPMorgan Chase	5,850	355,153

		1,848,547

Diversified Telecommunication Services–0.53%
AT&T	28,907	1,013,768
Atlantic Tele-Network	770	50,758
†inContact	6,850	65,760
Verizon Communications	14,460	687,862

		1,818,148

Electric Utilities–0.31%
Cleco	1,450	73,341
Edison International	14,950	846,319
OGE Energy	3,600	132,336

		1,051,996

Electrical Equipment–0.05%
Acuity Brands	330	43,748
Eaton	1,700	127,704

		171,452

Electronic Equipment, Instruments & Components–0.08%
Anixter International	840	85,277
†FARO Technologies	1,230	65,190
†Rofin-Sinar Technologies	2,570	61,577

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†SciQuest	1,910	$51,599

		263,643

Energy Equipment & Services–0.40%
Bristow Group	510	38,515
†C&J Energy Services	1,720	50,155
Halliburton	12,200	718,458
National Oilwell Varco	1,450	112,911
†Pioneer Energy Services	4,890	63,325
†RigNet	1,810	97,432
Schlumberger	2,900	282,750

		1,363,546

Food & Staples Retailing–0.66%
Casey’s General Stores	1,270	85,839
CVS Caremark	13,140	983,660
†Susser Holdings	1,740	108,698
Walgreen	16,575	1,094,447

		2,272,644

Food Products–0.69%
Archer-Daniels-Midland	16,300	707,257
General Mills	3,500	181,370
J&J Snack Foods	680	65,260
Kraft Foods Group	12,533	703,101
Mondelez International Class A	20,400	704,820

		2,361,808

Health Care Equipment & Supplies–0.35%
†Align Technology	1,760	91,150
Baxter International	10,200	750,516
Conmed	1,790	77,775
CryoLife	4,290	42,728
†Haemonetics	1,550	50,515
†Merit Medical Systems	2,497	35,707
†Quidel	2,440	66,612
West Pharmaceutical Services	2,110	92,946

		1,207,949

Health Care Providers & Services–0.59%
†Air Methods	2,180	116,477
Cardinal Health	9,600	671,808
†Cross Country Healthcare	4,370	35,266
†Express Scripts Holding	3,000	225,270
†Paylocity Holding	240	5,772
Quest Diagnostics	11,700	677,664
UnitedHealth Group	3,150	258,269
†WellCare Health Plans	930	59,074

		2,049,600

Hotels, Restaurants & Leisure–0.25%
†Buffalo Wild Wings	560	83,384
Carnival	1,600	60,576

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory	1,250	$59,537
†Del Frisco’s Restaurant Group	1,990	55,521
†Jack in the Box	1,670	98,430
McDonald’s	2,150	210,765
†Popeyes Louisiana Kitchen	2,120	86,157
Starbucks	2,600	190,788

		845,158

Household Products–0.14%
Kimberly-Clark	1,150	126,787
Procter & Gamble	4,220	340,132

		466,919

Industrial Conglomerates–0.09%
General Electric	12,300	318,447

		318,447

Insurance–0.81%
AFLAC	2,650	167,056
Allstate	12,600	712,908
American Equity Investment Life Holding	3,510	82,906
AMERISAFE	1,510	66,304
Fidelity & Guaranty Life	3,050	71,980
Maiden Holdings	3,720	46,426
Marsh & McLennan	14,100	695,130
Primerica	1,640	77,260
Progressive	23,550	570,381
Prudential Financial	1,250	105,813
Travelers	1,830	155,733
United Fire Group	1,570	47,650

		2,799,547

Internet & Catalog Retail–0.59%
†Liberty Interactive Class A	34,600	998,902
†priceline Group	830	989,269
†Shutterfly	1,330	56,764

		2,044,935

Internet Software & Services–1.19%
†Brightcove	7,040	69,203
†eBay	16,600	916,984
†Equinix	1,482	273,933
†Facebook Class A	2,600	156,624
†Google Class A	1,275	1,421,000
@j2 Global	1,530	76,577
†Marin Software	2,720	28,750
†Rocket Fuel	1,260	54,029
†Trulia	1,800	59,760
†VeriSign	8,040	433,436
†Yahoo	11,300	405,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†Yelp	2,675	$205,788

		4,101,754

IT Services–1.29%
Accenture Class A	2,400	191,328
†ExlService Holdings	1,000	30,910
International Business Machines	440	84,696
†InterXion Holding	2,160	51,797
MasterCard Class A	16,625	1,241,887
†TeleTech Holdings	2,830	69,363
†Teradata	8,950	440,251
†VeriFone Systems	7,075	239,277
Visa Class A	6,250	1,349,125
Xerox	66,100	746,930

		4,445,564

Life Sciences Tools & Services–0.07%
Thermo Fisher Scientific	2,000	240,480

		240,480

Machinery–0.19%
Barnes Group	2,230	85,788
Caterpillar	650	64,591
†Chart Industries	370	29,433
†Columbus McKinnon	2,560	68,582
Cummins	700	104,293
Deere	800	72,640
ESCO Technologies	1,230	43,284
Kadant	1,940	70,752
Parker Hannifin	1,000	119,710

		659,073

Media–0.14%
Cinemark Holdings	1,300	37,713
Comcast Special Class A	3,550	173,098
National CineMedia	2,950	44,250
Nielsen Holdings	2,300	102,649
Regal Entertainment Group Class A	2,050	38,294
Viacom Class B	950	80,741

		476,745

Metals & Mining–0.04%
Kaiser Aluminum	840	59,993
Materion	1,650	55,985
US Silica Holdings	690	26,337

		142,315

Multiline Retail–0.10%
Macy’s	3,000	177,870
Nordstrom	2,650	165,493

		343,363

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities–0.09%
MDU Resources Group	3,950	$135,525
NorthWestern	1,350	64,031
Sempra Energy	1,250	120,950

		320,506

Oil, Gas & Consumable Fuels–1.79%
†Bonanza Creek Energy	650	28,860
†Carrizo Oil & Gas	1,400	74,844
Chevron	9,071	1,078,633
ConocoPhillips	10,500	738,675
†Diamondback Energy	670	45,098
EOG Resources	7,500	1,471,275
Exxon Mobil	3,250	317,460
†Jones Energy Class A	2,690	40,727
Kinder Morgan	15,178	493,133
† Kodiak Oil & Gas	4,800	58,272
Marathon Oil	24,065	854,789
Occidental Petroleum	9,200	876,668
†Rosetta Resources	1,520	70,802
†RSP Permian	980	28,312

		6,177,548

Paper & Forest Products–0.04%
International Paper	1,700	77,996
Neenah Paper	1,250	64,650

		142,646

Personal Products–0.05%
Avon Products	11,100	162,504

		162,504

Pharmaceuticals–1.41%
AbbVie	4,450	228,730
†Akorn	1,890	41,580
Allergan	7,650	949,365
†Auxilium Pharmaceuticals	3,040	82,627
Johnson & Johnson	8,089	794,582
†Medicines	1,170	33,251
Merck	17,947	1,018,851
Perrigo	3,115	481,766
Pfizer	33,214	1,066,834
†Prestige Brands Holdings	2,270	61,857
Zoetis	3,120	90,293

		4,849,736

Professional Services–0.06%
†FTI Consulting	2,350	78,349
Kforce	3,960	84,427
†WageWorks	1,000	56,110

		218,886

Real Estate Investment Trusts–1.45%
American Campus Communities	975	36,416

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
American Tower	1,950	$159,647
Apartment Investment & Management	1,650	49,863
AvalonBay Communities	1,175	154,301
Boston Properties	1,525	174,658
Brandywine Realty Trust	4,975	71,939
Camden Property Trust	700	47,138
Corporate Office Properties Trust	1,300	34,632
Cousins Properties	3,150	36,131
DCT Industrial Trust	10,780	84,946
DDR	5,675	93,524
Douglas Emmett	3,100	84,134
Duke Realty	6,125	103,390
DuPont Fabros Technology	2,690	64,748
EastGroup Properties	920	57,877
EPR Properties	2,390	127,602
Equity Lifestyle Properties	850	34,553
Equity One	1,625	36,303
Equity Residential	3,025	175,420
Essex Property Trust	625	106,281
Extra Space Storage	825	40,021
Federal Realty Investment Trust	325	37,284
First Industrial Realty Trust	3,550	68,586
First Potomac Realty Trust	1,900	24,548
General Growth Properties	6,550	144,100
Health Care REIT	900	53,640
Healthcare Realty Trust	1,775	42,866
Healthcare Trust of America	3,275	37,302
Highwoods Properties	1,775	68,178
Host Hotels & Resorts	12,930	261,703
Kilroy Realty	1,075	62,973
Kimco Realty	3,250	71,110
Kite Realty Group Trust	9,920	59,520
LaSalle Hotel Properties	3,515	110,055
Lexington Realty Trust	3,750	40,913
Liberty Property Trust	875	32,340
LTC Properties	325	12,230
Macerich	950	59,213
National Retail Properties	4,275	146,718
Pebblebrook Hotel Trust	1,275	43,057
Post Properties	1,100	54,010
Prologis	4,325	176,590
PS Business Parks	500	41,810
Public Storage	825	139,004
Ramco-Gershenson Properties Trust	5,700	92,910
Regency Centers	1,375	70,207
RLJ Lodging Trust	1,875	50,137
Sabra Health Care REIT	950	26,495
Simon Property Group	2,575	422,300
SL Green Realty	1,175	118,229
Sovran Self Storage	910	66,839
Spirit Realty Capital	4,725	51,881

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
†Strategic Hotels & Resorts	5,075	$51,714
Tanger Factory Outlet Centers	1,875	65,625
Taubman Centers	450	31,856
UDR	2,825	72,970
Ventas	2,600	157,482
Vornado Realty Trust	1,750	172,480

		5,012,399

Road & Rail–0.12%
Hunt (J.B.) Transport Services	1,350	97,092
†Roadrunner Transportation Systems	2,460	62,090
Union Pacific	1,350	253,341

		412,523

Semiconductors & Semiconductor Equipment–0.44%
†Amkor Technology	9,720	66,679
†Applied Micro Circuits	6,190	61,281
Avago Technologies	3,350	215,774
Intel	33,411	862,338
†Semtech	2,930	74,246
†Synaptics	1,490	89,430
Texas Instruments	2,800	132,020

		1,501,768

Software–1.03%
†Adobe Systems	15,150	995,961
†Callidus Software	2,160	27,043
Intuit	9,450	734,549
Microsoft	36,800	1,508,432
†Proofpoint	1,740	64,519
†Rally Software Development	3,600	48,168
†salesforce.com	2,050	117,035
†SS&C Technologies Holdings	1,490	59,630

		3,555,337

Specialty Retail–0.64%
DSW Class A	3,050	109,373
†Express	2,460	39,065
†Francesca’s Holdings	3,320	60,225
L Brands	12,875	730,914
Lowe’s	14,400	704,160
†Sally Beauty Holdings	12,700	347,980
Tractor Supply	1,350	95,351
†Urban Outfitters	3,150	114,881

		2,201,949

Textiles, Apparel & Luxury Goods–0.23%
†G-III Apparel Group	1,340	95,917
†Iconix Brand Group	2,330	91,499
†Madden (Steven)	2,902	104,414
NIKE Class B	6,900	509,634

		801,464

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.02%
Applied Industrial Technologies	1,690	$81,526

		81,526

Wireless Telecommunication Services–0.31%
Crown Castle International	14,500	1,069,810

		1,069,810

Total U.S. Markets (Cost $43,855,310)		74,931,696

§DEVELOPED MARKETS–7.72%
Air Freight & Logistics–0.22%
Deutsche Post	20,190	750,613

		750,613

Airlines–0.13%
Westjet Airlines Class VV	20,916	459,249

		459,249

Automobiles–0.41%
Bayerische Motoren Werke	3,470	438,490
Toyota Motor	17,000	958,742

		1,397,232

Beverages–0.17%
Carlsberg Class B	5,821	578,669

		578,669

Chemicals–0.12%
Syngenta ADR	5,490	416,032

		416,032

Commercial Banks–0.90%
Mitsubishi UFJ Financial Group	136,000	748,959
Nordea Bank	65,788	933,250
Standard Chartered	39,694	830,051
UniCredit	62,945	575,383

		3,087,643

Construction & Engineering–0.26%
Vinci	12,002	890,901

		890,901

Construction Materials–0.18%
Lafarge	8,049	628,224

		628,224

Containers & Packaging–0.16%
Rexam	67,675	549,953

		549,953

Diversified Telecommunication Services–0.24%
Nippon Telegraph & Telephone	15,541	844,564

		844,564

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.32%
Saipem	22,231	$542,989
Subsea 7	30,768	571,928

		1,114,917

Food & Staples Retailing–0.13%
Tesco	91,201	449,828

		449,828

Food Products–0.36%
†Aryzta	14,010	1,238,908

		1,238,908

Household Durables–0.10%
Techtronic Industries	121,500	339,239

		339,239

Industrial Conglomerates–0.20%
Koninklijke Philips Electronics	19,552	687,823

		687,823

Insurance–0.25%
AXA	33,137	860,858

		860,858

IT Services–0.45%
†CGI Group Class A	27,299	842,914
Teleperformance	12,175	705,499

		1,548,413

Life Sciences Tools & Services–0.03%
†ICON	2,000	95,100

		95,100

Media–0.19%
Publicis Groupe	7,331	661,851

		661,851

Metals & Mining–0.30%
Anglo American ADR	6,900	87,798
AuRico Gold	42,669	186,063
Rio Tinto	9,289	518,042
Yamana Gold	28,237	247,283

		1,039,186

Multiline Retail–0.06%
Don Quijote	3,700	191,035

		191,035

Multi-Utilities–0.08%
National Grid	19,743	271,308

		271,308

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.19%
Total	9,920	$652,980

		652,980

Paper & Forest Products–0.02%
Nine Dragons Paper Holdings	112,000	87,535

		87,535

Pharmaceuticals–1.33%
Meda Class A	6,295	96,862
Novartis	10,690	907,717
Novo Nordisk ADR	15,275	697,304
Sanofi	7,958	831,604
Stada Arzneimittel	8,622	369,331
Teva Pharmaceutical Industries ADR	32,100	1,696,164

		4,598,982

Road & Rail–0.15%
East Japan Railway	6,867	505,831

		505,831

Specialty Retail–0.15%
Nitori Holdings	12,006	521,039

		521,039

Textiles, Apparel & Luxury Goods–0.28%
Kering	1,724	351,515
Yue Yuen Industrial Holdings	189,500	617,508

		969,023

Trading Companies & Distributors–0.18%
ITOCHU	52,142	610,113

		610,113

Wireless Telecommunication Services–0.16%
China Mobil	28,620	262,774
KDDI	2,036	118,226
Vodafone Group	43,540	160,115

		541,115

Total Developed Markets (Cost $18,931,137)		26,588,164

×EMERGING MARKETS–5.20%
Airlines–0.04%
†Gol Linhas Aereas Inteligentes ADR	26,913	130,797

		130,797

Automobiles–0.08%
Hyundai Motor	648	153,156
Mahindra & Mahindra	8,337	136,455

		289,611

Beverages–0.25%
Anadolu Efes Biracilik Ve Malt Sanayii	17,671	196,651
Cia Cervecerias Unidas ADR	4,200	93,996

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
Fomento Economico Mexicano ADR	2,234	$208,298
@Lotte Chilsung Beverage	163	228,375
Tsingtao Brewery	17,542	128,679

		855,999

Building Products–0.14%
@KCC	948	486,444

		486,444

Chemicals–0.08%
†Braskem ADR	10,003	156,247
Sociedad Quimica y Minera de Chile ADR	3,400	107,916

		264,163

Commercial Banks–0.64%
Banco Santander Brasil ADR	22,300	124,211
Bangkok Bank	25,105	138,466
China Construction Bank	213,619	149,949
ICICI Bank ADR	4,600	201,480
Industrial & Commercial Bank of China	384,080	236,779
Itau Unibanco Holding ADR	14,514	215,678
†KB Financial Group ADR	10,022	352,273
Powszechna Kasa Oszczednosci Bank Polski	7,490	105,329
=Sberbank	98,848	236,333
Shinhan Financial Group	4,685	207,206
Standard Bank Group	17,011	224,132

		2,191,836

Construction & Engineering–0.03%
†Empresas ICA ADR	13,800	90,942

		90,942

Construction Materials–0.26%
†Cemex ADR	25,857	326,574
†Cemex Latam Holdings	31,016	258,265
Siam Cement	7,193	92,957
Siam Cement NVDR	6,200	80,124
Ultratech Cement	3,909	142,660

		900,580

Diversified Financial Services–0.04%
Remgro	6,859	133,426

		133,426

Diversified Telecommunication Services–0.23%
China Telecom	208,000	95,986
China Unicom Hong Kong ADR	8,258	108,675
Chunghwa Telecom ADR	4,750	145,730
†KT ADR	20,200	280,578

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
Telefonica Brasil ADR	8,295	$176,186

		807,155

Electronic Equipment, Instruments & Components–0.14%
Hon Hai Precision Industry	124,399	353,260
†LG Display ADR	11,800	147,500

		500,760

Food & Staples Retailing–0.08%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	3,600	157,536
Wal-Mart de Mexico Series V	51,357	122,339

		279,875

Food Products–0.31%
Brasil Foods ADR	15,701	313,706
China Mengniu Dairy	69,000	346,291
@Lotte Confectionery	110	188,309
Tingyi Cayman Islands Holding	20,606	59,194
@Uni-President China Holdings	205,000	172,373

		1,079,873

Hotels, Restaurants & Leisure–0.04%
Arcos Dorados Holdings	12,600	127,008

		127,008

Household Durables–0.03%
LG Electronics	2,015	123,127

		123,127

Insurance–0.05%
Samsung Life Insurance	1,860	175,728

		175,728

Internet Software & Services–0.28%
†Baidu ADR	3,700	563,806
†SINA	2,425	146,494
†Sohu.com	3,700	240,833

		951,133

IT Services–0.02%
†WNS Holdings ADR	3,040	54,720

		54,720

Media–0.13%
Grupo Televisa ADR	13,398	446,019

		446,019

Metals & Mining–0.17%
†Anglo American Platinum	2,312	103,750
†ArcelorMittal South Africa	13,371	42,553
@Gerdau	12,200	62,978
Gerdau ADR	9,100	58,331
Impala Platinum Holdings	5,009	56,914

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Steel Authority of India	28,778	$34,276
Vale ADR	15,600	215,748

		574,550

Multiline Retail–0.03%
Woolworths Holdings	14,430	100,428

		100,428

Oil, Gas & Consumable Fuels–0.82%
Cairn India	27,017	150,125
China Petroleum & Chemical	128,050	114,537
CNOOC ADR	890	135,111
Gazprom ADR	36,900	284,656
LUKOIL ADR	3,498	195,626
PetroChina ADR	1,008	109,368
Petroleo Brasileiro ADR	27,255	358,403
Polski Koncern Naftowy Orlen	7,647	109,356
PTT - Foreign	17,078	155,374
#@Reliance Industries GDR 144A	20,400	633,841
Rosneft GDR	25,375	169,208
Sasol ADR	3,224	180,157
Tambang Batubara Bukit Asam Persero	91,500	75,567
YPF ADR	5,100	158,916

		2,830,245

Paper & Forest Products–0.06%
†Fibria Celulose ADR	19,405	214,619

		214,619

Personal Products–0.05%
Hypermarcas	23,600	171,182

		171,182

Real Estate Management & Development–0.05%
#†=Etalon Group GDR 144A	6,900	26,841
UEM Sunrise	237,202	160,178

		187,019

Road & Rail–0.01%
All America Latina Logistica	16,222	53,823

		53,823

Semiconductors & Semiconductor Equipment–0.49%
MediaTek	14,000	207,224
Samsung Electronics	736	930,038
Taiwan Semiconductor Manufacturing	68,594	269,886
Taiwan Semiconductor Manufacturing ADR	8,300	166,166
United Microelectronics	272,000	115,464

		1,688,778

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.02%
Santos Brasil Participacoes	7,538	$55,941

		55,941

Wireless Telecommunication Services–0.63%
America Movil ADR	6,800	135,184
China Mobile ADR	3,800	173,242
MegaFon GDR	7,700	217,046
Mobile Telesystems ADR	6,300	110,187
MTN Group	7,791	159,470
SK Telecom ADR	28,200	636,474
Tim Participacoes ADR	17,100	443,916
†Turkcell Iletisim Hizmetleri ADR	8,751	120,501
Vodacom Group	13,493	166,522

		2,162,542

Total Emerging Markets (Cost $16,278,700)		17,928,323

Total Common Stock (Cost $79,065,147)		119,448,183

CONVERTIBLE PREFERRED STOCK–0.41%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	2,325	56,272
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	48,179
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	70	78,444
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	538	31,080
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16	538	30,935
Goodyear Tire & Rubber 5.875% exercise price $18.13, expiration date 3/31/14	2,500	183,225
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	185	138,750
HealthSouth 6.50% exercise price $30.17, expiration date 12/31/49	112	146,048
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	83	107,071

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	3,026	$162,345
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	6,225	191,730
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	1,270	133,588
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	84	98,532

Total Convertible Preferred Stock (Cost $1,342,923)		1,406,199

EXCHANGE-TRADED FUNDS–5.75%
iShares MSCI EAFE Growth Index ETF	141,920	10,070,643
iShares MSCI EAFE Index ETF	66,170	4,444,639
Vanguard FTSE Developed Markets ETF	128,040	5,284,211

Total Exchange-Traded Funds (Cost $13,946,843)		19,799,493

PREFERRED STOCK–0.19%
Alabama Power 5.625%	9,280	224,947
•Integrys Energy Group 6.00%	8,750	220,587
National Retail Properties 5.70%	5,050	105,747
Public Storage 5.20%	5,000	105,100

Total Preferred Stock (Cost $695,968)		656,381

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.67%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,904	4,453
Series 2003-26 AT 5.00% 11/25/32	119,051	123,592
Series 2010-41 PN 4.50% 4/25/40	235,000	251,391
Series 2010-96 DC 4.00% 9/25/25	450,000	473,465
•*Series 2012-122 SD 5.946% 11/25/42	250,104	55,473
*Series 2013-26 ID 3.00% 4/25/33	342,180	57,450
*Series 2013-38 AI 3.00% 4/25/33	339,193	56,145

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-44 DI 3.00% 5/25/33	1,021,106	$171,312
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	7,778	8,661
Series 2557 WE 5.00% 1/15/18	12,064	12,748
Series 2762 LG 5.00% 9/15/32	1,896	1,907
Series 3416 GK 4.00% 7/15/22	22,623	23,085
Series 4065 DE 3.00% 6/15/32	40,000	38,994
•*Series 4148 SA 5.945% 12/15/42	246,931	54,232
*Series 4185 LI 3.00% 3/15/33	253,260	42,512
*Series 4191 CI 3.00% 4/15/33	104,406	16,045
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	99,480	112,168
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	607,782
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	196,973

Total Agency Collateralized Mortgage Obligations (Cost $2,282,404)		2,308,388

AGENCY MORTGAGE-BACKED SECURITIES–7.71%
Fannie Mae 6.50% 8/1/17	19,032	19,958
Fannie Mae ARM •2.411% 5/1/43	127,529	125,831
•2.417% 4/1/36	44,894	47,535
•2.44% 11/1/35	36,145	38,345
•2.546% 6/1/43	42,945	42,737
•3.293% 9/1/43	159,762	163,895
•5.142% 8/1/35	1,695	1,826
Fannie Mae Relocation 15 yr 4.00% 9/1/20	43,258	44,888
Fannie Mae Relocation 30 yr 5.00% 1/1/34	21,747	23,482
5.00% 10/1/35	14,054	15,162
5.00% 2/1/36	42,836	46,191
Fannie Mae S.F. 15 yr 2.50% 10/1/27	140,967	141,331
2.50% 2/1/28	377,204	378,181
3.00% 11/1/27	15,785	16,238
3.00% 5/1/28	33,093	34,054
3.50% 7/1/26	121,195	127,169
3.50% 12/1/28	38,928	40,890
4.00% 5/1/25	76,888	81,421
4.00% 6/1/25	284,689	301,367
4.00% 11/1/25	482,859	513,261
4.00% 12/1/26	134,074	141,974
4.00% 5/1/27	272,418	288,695
4.50% 4/1/18	15,767	16,710
5.50% 6/1/23	87,709	95,273

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA 2.50% 4/1/28	4,250,000	$4,246,680
3.00% 4/1/28	3,718,000	3,819,083
3.50% 4/1/26	1,920,000	2,013,000
Fannie Mae S.F. 20 yr 3.00% 8/1/33	62,840	62,734
3.00% 9/1/40	116,639	116,444
3.50% 4/1/33	19,394	19,958
3.50% 9/1/33	86,599	89,269
4.00% 2/1/31	100,349	105,919
5.00% 11/1/23	9,121	9,933
6.00% 9/1/29	83,211	93,232
Fannie Mae S.F. 30 yr 3.00% 7/1/42	117,143	113,212
3.00% 10/1/42	1,837,195	1,775,546
3.00% 12/1/42	311,486	301,033
3.00% 1/1/43	824,484	796,814
3.00% 2/1/43	70,791	68,416
3.00% 4/1/43	442,620	427,766
3.50% 7/1/42	17,509	17,627
4.00% 11/1/40	49,058	50,994
4.00% 1/1/41	228,351	237,442
4.00% 1/1/43	110,562	114,934
4.00% 5/1/43	95,530	99,479
4.00% 8/1/43	53,150	55,297
4.50% 7/1/36	38,960	41,554
4.50% 4/1/40	46,686	49,820
4.50% 11/1/40	116,956	124,868
4.50% 2/1/41	54,898	58,603
4.50% 3/1/41	245,644	262,206
4.50% 5/1/41	54,097	57,922
4.50% 10/1/41	140,752	150,119
4.50% 11/1/41	118,383	126,317
4.50% 9/1/43	100,897	107,661
5.00% 2/1/35	150,676	164,927
5.00% 7/1/35	58,692	63,995
5.00% 10/1/35	136,776	149,114
5.00% 11/1/35	42,236	46,070
5.00% 4/1/37	34,395	37,456
5.00% 8/1/37	11,896	12,981
5.00% 2/1/38	38,066	41,529
5.50% 2/1/33	113,066	125,871
5.50% 4/1/34	38,660	42,996
5.50% 11/1/34	40,895	45,493
5.50% 1/1/35	17,104	19,013
5.50% 3/1/35	22,099	24,560
5.50% 5/1/35	65,295	73,169
5.50% 6/1/35	40,753	45,265
5.50% 1/1/36	24,101	26,854
5.50% 1/1/37	2,582	2,869
5.50% 4/1/37	240,921	267,351
5.50% 8/1/37	106,432	118,250

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	3,279	$3,619
5.50% 2/1/38	42,111	46,837
5.50% 6/1/38	8,462	9,331
5.50% 9/1/38	134,089	148,828
5.50% 10/1/39	390,771	430,834
5.50% 7/1/40	113,727	125,450
6.00% 5/1/36	156,130	174,481
6.00% 2/1/37	46,087	51,439
6.00% 8/1/37	113,257	126,376
6.00% 9/1/37	16,827	18,787
6.00% 11/1/37	19,453	21,715
6.00% 10/1/38	171,425	190,622
6.00% 1/1/39	78,846	87,682
6.00% 9/1/39	670,437	745,859
6.00% 9/1/40	60,440	67,451
6.50% 2/1/36	66,380	75,695
6.50% 6/1/36	75,693	86,284
6.50% 10/1/36	65,521	73,855
6.50% 8/1/37	6,114	6,859
7.00% 12/1/37	11,360	12,784
7.50% 6/1/31	14,956	17,790
Fannie Mae S.F. 30 yr TBA 3.00% 5/1/43	482,000	463,850
3.50% 5/1/43	285,000	285,713
4.00% 4/1/42	545,000	566,459
4.50% 5/1/43	1,072,000	1,139,670
Freddie Mac ARM •2.342% 12/1/33	11,216	11,918
•2.464% 4/1/34	13,726	14,571
•2.495% 7/1/36	43,129	45,995
•2.537% 1/1/44	417,029	424,826
•2.732% 6/1/37	4,280	4,547
Freddie Mac S.F. 15 yr 4.50% 5/1/20	4,942	5,239
4.50% 8/1/24	123,057	131,723
4.50% 7/1/25	26,149	28,000
4.50% 6/1/26	54,382	58,219
5.00% 6/1/18	38,827	41,171
5.50% 6/1/20	14,057	15,258
Freddie Mac S.F. 30 yr 3.00% 10/1/42	138,564	133,786
3.00% 11/1/42	122,455	118,296
4.00% 11/1/40	80,479	83,518
4.00% 2/1/42	44,138	45,808
4.50% 6/1/39	24,811	26,443
4.50% 10/1/39	162,083	172,851
4.50% 3/1/42	112,341	119,809
4.50% 10/1/43	47,946	51,413
5.50% 6/1/36	10,900	12,024
5.50% 11/1/36	4,381	4,826
5.50% 6/1/38	2,798	3,072

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 3/1/40	59,541	$65,359
5.50% 8/1/40	44,214	48,534
5.50% 1/1/41	12,229	13,424
6.00% 8/1/38	57,541	64,312
6.00% 5/1/40	28,501	31,637
7.00% 11/1/33	2,237	2,588
GNMA I S.F. 30 yr
7.00% 12/15/34	114,694	134,581
7.50% 1/15/32	7,626	9,294

Total Agency Mortgage-Backed Securities (Cost $26,514,878)		26,569,371

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.42%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.892% 2/10/51	50,000	55,499
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44	125,000	128,782
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	115,000	112,243
Commercial Mortgage Pass Through Certificates Trust
•¿Series 2005-C6 A5A 5.116% 6/10/44	114,578	119,568
¿Series 2014-CR16 A4 4.051% 4/10/47	210,000	216,290
¿Series 2014-LC15 A4 4.006% 4/10/47	270,000	277,664
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	390,000	435,264
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.435% 4/25/20	50,000	55,114
#•Series 2012-K19 B 144A 4.037% 5/25/45	40,000	39,715
#•Series 2012-K22 B 144A 3.687% 8/25/45	115,000	110,726
#•Series 2012-K708 B 144A 3.759% 2/25/45	335,000	342,101
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	127,717	127,987
Series 2005-GG4 A4A 4.751% 7/10/39	133,505	137,258
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	229,619

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Goldman Sachs Mortgage Securities II (continued)
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	$377,661
Series 2014-GC20 A5 3.998% 4/10/47	120,000	123,600
#Hilton USA Trust 2013-HLT Series 2013-HLT AFX 144A 2.662% 11/5/30	115,000	115,270
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.477% 8/12/37	60,000	64,401
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	211,774
Series 2011-C5 A3 4.171% 8/15/46	205,000	217,481
#•Series 2011-C5 C 144A 5.331% 8/15/46	100,000	109,736
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	16,237	16,840
•Series 2005-C3 B 4.895% 7/15/40	70,000	71,816
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.208% 11/14/42	155,000	162,248
•Series 2005-HQ7 C 5.208% 11/14/42	350,000	346,325
•Series 2007-T27 A4 5.648% 6/11/42	251,000	280,905
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	275,000	264,411
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	150,000	144,027

Total Commercial Mortgage-Backed Securities (Cost $4,766,538)		4,894,325

CONVERTIBLE BONDS–1.55%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	123,000	103,166
Alere 3.00% exercise price $43.98, expiration date 5/15/16	145,000	160,134
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	134,000	146,395
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	165,000	175,725

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	125,000	$140,000
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	75,000	84,937
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	49,000	46,183
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	52,000	53,170
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	107,000	150,268
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	112,000	83,160
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	142,000	139,337
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	49,000	110,709
fGeneral Cable 4.50% exercise price $35.88, expiration date 11/15/29	169,000	170,267
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	55,000	171,188
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	133,000	164,754
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	136,000	139,315
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	65,000	118,260
Intel 3.25% exercise price $21.71, expiration date 8/1/39 .	96,000	134,400
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	154,000	164,491
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	96,000	128,280
Lam Research 1.25% exercise price $63.02, expiration date 5/11/18	107,000	133,282
#Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30	63,000	101,863

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	124,000	$154,147
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	105,000	110,381
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	185,413
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	254,000	267,970
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	65,000	94,778
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	46,000	169,309
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	154,000	155,059
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	254,000	302,895
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	88,000	71,610
#Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14	65,000	129,391
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	112,000	184,730
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	33,000	98,608
Steel Dynamics 5.125% exercise price $17.10, expiration date 6/15/14	49,000	53,104
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	131,000	132,146
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	79,000	67,397
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	119,000	125,024
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	74,000	101,752

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		68,000	$112,455

Total Convertible Bonds (Cost $4,591,101)			5,335,453

CORPORATE BONDS–34.35%
Aerospace & Defense–0.12%
DigitalGlobe 5.25% 2/1/21		185,000	183,613
TransDigm 7.50% 7/15/21		195,000	216,938

			400,551

Air Freight & Logistics–0.13%
Hunt (J.B.) Transport Services 2.40% 3/15/19		45,000	44,674
3.85% 3/15/24		135,000	135,002
#LSB Industries 144A 7.75% 8/1/19		50,000	53,875
United Parcel Service 5.125% 4/1/19		205,000	232,628

			466,179

Airlines–0.02%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		80,000	80,305

			80,305

Auto Components–0.25%
American Axle & Manufacturing 6.25% 3/15/21		210,000	224,700
Delphi 6.125% 5/15/21		240,000	267,600
TRW Automotive #144A 4.45% 12/1/23		170,000	171,275
#144A 4.50% 3/1/21		190,000	196,175

			859,750

Automobiles–0.30%
Chrysler Group 8.25% 6/15/21		355,000	403,369
Ford Motor 7.45% 7/16/31		225,000	289,470
#General Motors 144A 3.50% 10/2/18		190,000	194,513
#Hyundai Capital America 144A 2.55% 2/6/19		65,000	65,039
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	66,167

			1,018,558

Beverages–0.33%
Coca-Cola Femsa 2.375% 11/26/18		150,000	150,225
Constellation Brands 6.00% 5/1/22		200,000	222,000
PepsiCo 3.60% 3/1/24		200,000	200,668

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Pernod-Ricard #144A 4.25% 7/15/22	150,000	$154,327
#144A 5.75% 4/7/21	375,000	426,321

		1,153,541

Biotechnology–0.28%
Celgene 3.95% 10/15/20	390,000	408,137
Gilead Sciences 3.70% 4/1/24	330,000	330,824
Immucor 11.125% 8/15/19	200,000	227,000

		965,961

Building Products–0.09%
Nortek 8.50% 4/15/21	265,000	297,463

		297,463

Capital Markets–0.70%
E Trade Financial 6.375% 11/15/19	130,000	142,025
Jefferies Group 5.125% 1/20/23	135,000	142,139
6.45% 6/8/27	110,000	118,142
6.50% 1/20/43	60,000	63,053
Lazard Group 6.85% 6/15/17	567,000	645,112
Morgan Stanley 4.10% 5/22/23	635,000	629,750
#Nuveen Investments 144A 9.50% 10/15/20	260,000	278,200
•RBS Capital Trust I 2.099% 12/29/49	135,000	131,625
State Street 3.10% 5/15/23	285,000	271,449

		2,421,495

Chemicals–1.19%
Braskem Finance 6.45% 2/3/24	200,000	205,250
CF Industries 5.15% 3/15/34	170,000	175,342
6.875% 5/1/18	345,000	402,483
7.125% 5/1/20	210,000	249,996
Dow Chemical 8.55% 5/15/19	1,129,000	1,447,182
LyondellBasell Industries 5.75% 4/15/24	320,000	369,355
Mosaic 5.625% 11/15/43	160,000	172,470
#Murphy Oil USA 144A 6.00% 8/15/23	285,000	295,687
#Perstorp Holding 144A 8.75% 5/15/17	200,000	215,000
PolyOne 5.25% 3/15/23	145,000	146,450
Potash 3.625% 3/15/24	125,000	124,228
#TPC Group 144A 8.75% 12/15/20	120,000	132,150
#US Coatings Acquisition 144A 7.375% 5/1/21	150,000	163,875

		4,099,468

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–2.79%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	118,000	$107,074
•3.505% 11/6/18	AUD	74,000	68,727
#Banco de Costa Rica 144A 5.25% 8/12/18		400,000	407,500
#Banco Nacional de Costa Rica 144A 4.875% 11/1/18		200,000	202,250
#Banco Santander Mexico 144A 4.125% 11/9/22		150,000	147,563
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	207,000
BanColombia 5.95% 6/3/21		194,000	208,065
Barclays Bank 7.625% 11/21/22		400,000	442,000
BB&T 5.25% 11/1/19		765,000	862,558
#BBVA Bancomer 144A 6.50% 3/10/21		300,000	325,875
Branch Banking & Trust •0.553% 9/13/16		475,000	472,484
2.85% 4/1/21		250,000	246,873
City National 5.25% 9/15/20		195,000	217,748
#Credit Suisse 144A 6.50% 8/8/23		250,000	275,000
#HBOS 144A 6.75% 5/21/18		140,000	158,902
#ING Bank 144A 5.80% 9/25/23		235,000	251,074
KeyBank 6.95% 2/1/28		615,000	754,529
Northern Trust 3.95% 10/30/2		135,000	136,130
PNC Bank 6.875% 4/1/18		740,000	863,066
#•PNC Preferred Funding Trust II 144A 1.456% 3/31/49		500,000	480,000
Rabobank 4.625% 12/1/23		330,000	340,248
#•Sberbank of Russia Via SB Capital 144A 5.50% 2/26/24		200,000	187,750
•SunTrust Bank 0.526% 8/24/15		220,000	219,450
#Turkiye Is Bankasi 144A 7.85% 12/10/23		200,000	206,900
U.S. Bank 4.95% 10/30/14		250,000	256,586
•USB Capital IX 3.50% 10/29/49		780,000	659,100
•Wachovia 0.609% 10/15/16		240,000	239,253
#Yapi ve Kredi Bankasi AS 144A 5.25% 12/3/18		200,000	199,000
Zions Bancorp 4.50% 3/27/17		115,000	122,858
4.50% 6/13/23		170,000	169,998
7.75% 9/23/14		165,000	170,095

			9,605,656

Commercial Services & Supplies–0.90%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		565,000	620,087
Avis Budget Car Rental 5.50% 4/1/23		246,000	249,075

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Brambles USA 144A 3.95% 4/1/15	95,000	$97,713
Broadridge Financial Solutions 3.95% 9/1/20	175,000	178,058
HD Supply 7.50% 7/15/20	87,000	95,374
11.50% 7/15/20	310,000	369,675
International Lease Finance 5.875% 4/1/19	95,000	104,263
6.25% 5/15/19	238,000	263,585
8.25% 12/15/20	135,000	163,619
8.75% 3/15/17	70,000	82,425
#Prestige Brands 144A 5.375% 12/15/21	275,000	282,906
Reynolds Group Issuer 8.25% 2/15/21	100,000	109,625
Spectrum Brands 6.375% 11/15/20	190,000	206,625
United Rentals North America 5.75% 11/15/24	265,000	267,319

		3,090,349

Communications Equipment–0.21%
#Avaya 144A 7.00% 4/1/19	100,000	99,750
Cisco Systems 2.90% 3/4/21	235,000	235,240
3.625% 3/4/24	165,000	166,721
Juniper Networks 4.50% 3/15/24	220,000	223,176

		724,887

Computers & Peripherals–0.29%
EMC 2.65% 6/1/20	65,000	64,792
#Freescale Semiconductor 144A 6.00% 1/15/22	125,000	132,969
#NCR Escrow 144A 6.375% 12/15/23	245,000	261,537
NetApp 2.00% 12/15/17	135,000	136,523
3.25% 12/15/22	195,000	182,294
Seagate HDD Cayman #144A 3.75% 11/15/18	85,000	87,763
#144A 4.75% 6/1/23	145,000	143,913

		1,009,791

Construction & Engineering–0.23%
#Alfa SAB de CV 144A 5.25% 3/25/24	200,000	205,500
#Builders FirstSource 144A 7.625% 6/1/21	195,000	211,575
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	200,000	209,000

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
URS 3.85% 4/1/17	40,000	$41,427
5.00% 4/1/22	140,000	138,643

		806,145

Construction Materials–0.31%
#Cemex 144A 9.50% 6/15/18	200,000	231,500
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	135,000	148,837
#Cemex Finance 144A 6.00% 4/1/24	200,000	201,000
Headwaters 7.625% 4/1/19	140,000	151,550
#Votorantim Cimentos 144A 7.25% 4/5/41	335,000	333,325

		1,066,212

Consumer Finance–0.18%
Fifth Third Bancorp 4.30% 1/16/24	190,000	193,005
Ford Motor Credit 5.875% 8/2/21	200,000	230,476
#Hyundai Capital America 144A 2.125% 10/2/17	155,000	156,259
SunTrust Banks 2.35% 11/1/18	45,000	45,065

		624,805

Containers & Packaging–0.68%
Ball 4.00% 11/15/23	370,000	347,800
5.00% 3/15/22	170,000	175,100
Berry Plastics 9.75% 1/15/21	225,000	262,406
#~BOE Merger PIK 144A 9.50% 11/1/17	15,000	15,975
#Consolidated Container 144A 10.125% 7/15/20	95,000	101,413
Crown Americas 4.50% 1/15/23	90,000	86,400
International Paper 7.50% 8/15/21	300,000	377,993
Packaging Corporation of America 4.50% 11/1/23	105,000	108,894
#Plastipak Holdings 144A 6.50% 10/1/21	175,000	184,406
Rock Tenn 3.50% 3/1/20	205,000	208,212
4.00% 3/1/23	100,000	100,734
4.45% 3/1/19	45,000	48,263
#Sealed Air 144A 6.50% 12/1/20	290,000	321,175

		2,338,771

Diversified Consumer Services–0.23%
#ENA Norte Trust 144A 4.95% 4/25/23	234,147	226,970

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	4,000,000	$270,983
Yale University 2.90% 10/15/14		280,000	283,712

			781,665

Diversified Financial Services–1.94%
Bank of America 2.00% 1/11/18		100,000	99,903
2.65% 4/1/19		205,000	205,893
4.00% 4/1/24		510,000	510,441
#Comcel Trust 144A 6.875% 2/6/24		200,000	209,750
#•Credit Suisse Group 144A 7.50% 12/11/49		200,000	217,502
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	753,614
General Electric Capital 2.10% 12/11/19		235,000	233,417
4.375% 9/16/20		630,000	685,229
6.00% 8/7/19		384,000	451,326
•6.25% 12/15/49		100,000	107,457
•7.125% 12/15/49		200,000	228,361
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	59,000	53,768
General Electric Capital European Funding 2.25% 7/20/20	EUR	62,000	87,746
Goldman Sachs Group 4.00% 3/3/24		250,000	249,397
•4.335% 8/8/18	AUD	20,000	18,932
#•HBOS Capital Funding 144A 6.071% 6/29/49		455,000	457,275
HSBC Holdings 4.25% 3/14/24		400,000	401,299
JPMorgan Chase •0.865% 1/28/19		74,000	74,018
3.875% 2/1/24		445,000	449,905
•6.75% 8/29/49		270,000	285,525
Morgan Stanley •1.087% 1/24/19		77,000	77,199
2.50% 1/24/19		30,000	29,950
5.00% 11/24/25		315,000	324,824
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		275,000	260,563
PHH 7.375% 9/1/19		105,000	116,550
#•USB Realty 144A 1.386% 12/22/49		100,000	93,000

			6,682,844

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–2.15%
AT&T 2.30% 3/11/19		210,000	$209,157
3.90% 3/11/24		305,000	304,759
Bell Canada 3.35% 3/22/23	CAD	105,000	92,026
CC Holdings GS V 3.849% 4/15/23		180,000	175,429
CenturyLink 5.80% 3/15/22		420,000	431,550
6.75% 12/1/23		195,000	207,919
#Digicel Group 144A 8.25% 9/30/20		400,000	429,000
Hughes Satellite Systems 7.625% 6/15/21		95,000	107,587
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		220,000	216,425
Intelsat Luxembourg #144A 7.75% 6/1/21		280,000	295,750
#144A 8.125% 6/1/23		310,000	329,763
Level 3 Financing #144A 6.125% 1/15/21		120,000	126,900
7.00% 6/1/20		165,000	179,644
#Lynx II 144A 6.375% 4/15/23		200,000	213,000
#SBA Tower Trust 144A 2.24% 4/15/18		180,000	176,937
#SES 144A 3.60% 4/4/23		440,000	427,621
#Telefonica Chile 144A 3.875% 10/12/22		200,000	190,537
Telefonica Emisiones SAU 4.57% 4/27/23		510,000	522,762
5.289% 12/9/22	GBP	50,000	89,386
#Telemar Norte Leste 144A 5.50% 10/23/20		365,000	363,175
Verizon Communications 4.15% 3/15/24		195,000	198,512
5.05% 3/15/34		155,000	159,512
5.15% 9/15/23		640,000	701,687
6.40% 9/15/33		95,000	113,122
6.55% 9/15/43		55,000	67,173
Virgin Media Secured Finance 6.50% 1/15/18		860,000	892,250
Windstream 7.50% 4/1/23		60,000	63,300
7.75% 10/1/21		125,000	135,000

			7,419,883

Electric Utilities–1.92%
#•AES Gener 144A 8.375% 12/18/73		200,000	212,500
#American Transmission Systems 144A 5.25% 1/15/22		390,000	420,969
Cleveland Electric Illuminating 5.50% 8/15/24		285,000	322,281

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
ComEd Financing III 6.35% 3/15/33	220,000	$217,800
Electricite de France #144A 4.60% 1/27/20	95,000	103,549
#144A 4.875% 1/22/44	185,000	185,101
#•144A 5.25% 12/29/49	470,000	471,880
#•Enel 144A 8.75% 9/24/73	400,000	449,840
Entergy Arkansas 3.70% 6/1/24	585,000	594,977
Great Plains Energy 4.85% 6/1/21	125,000	135,195
f5.292% 6/15/22	365,000	405,500
Indiana Michigan Power 3.20% 3/15/23	125,000	121,675
Ipalco Enterprises 5.00% 5/1/18	175,000	185,937
LG&E & KU Energy 3.75% 11/15/20	265,000	272,721
4.375% 10/1/21	395,000	416,294
#MidAmerican Energy Holdings 144A 3.75% 11/15/23	310,000	309,013
NextEra Energy Capital Holdings 3.625% 6/15/23	120,000	116,295
•6.35% 10/1/66	355,000	348,985
NV Energy 6.25% 11/15/20	280,000	327,340
Pennsylvania Electric 5.20% 4/1/20	220,000	240,856
•PPL Capital Funding 6.70% 3/30/67	150,000	150,851
Public Service of New Hampshire 3.50% 11/1/23	160,000	160,653
Public Service of Oklahoma 5.15% 12/1/19	415,000	462,115

		6,632,327

Electronic Equipment, Instruments & Components–0.15%
Jabil Circuit 7.75% 7/15/16	85,000	96,900
Thermo Fisher Scientific 2.40% 2/1/19	245,000	244,252
4.15% 2/1/24	170,000	175,254

		516,406

Energy Equipment & Services–0.23%
Bristow Group 6.25% 10/15/22	165,000	175,519
#Drill Rigs Holdings 144A 6.50% 10/1/17	200,000	209,500
Exterran Partners 6.00% 4/1/21	75,000	75,000
Hercules Offshore #144A 6.75% 4/1/22	70,000	67,987
#144A 8.75% 7/15/21	60,000	65,400
Key Energy Services 6.75% 3/1/21	185,000	195,406

		788,812

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–0.24%
CVS Caremark 4.00% 12/5/23	365,000	$373,659
Kroger 3.30% 1/15/21	265,000	265,156
Rite Aid 9.25% 3/15/20	175,000	200,156

		838,971

Food Products–0.43%
#BFF International 144A 7.25% 1/28/20	100,000	114,000
#BRF-Brasil Foods 144A 5.875% 6/6/22	200,000	207,500
#Cosan Luxembourg 144A 5.00% 3/14/23	200,000	188,500
#JBS Investments 144A 7.75% 10/28/20	430,000	455,263
#Marfrig Overseas 144A 9.50% 5/4/20	135,000	136,856
Smithfield Foods 6.625% 8/15/22	180,000	195,300
#Want Want China Finance 144A 1.875% 5/14/18	200,000	193,269

		1,490,688

Gas Utilities–0.07%
AmeriGas Finance 7.00% 5/20/22	205,000	224,987

		224,987

Health Care Equipment & Supplies–0.82%
Alere 7.25% 7/1/18	35,000	38,675
Biomet 6.50% 8/1/20	110,000	119,020
6.50% 10/1/20	355,000	378,963
Boston Scientific 2.65% 10/1/18	140,000	141,205
6.00% 1/15/20	285,000	327,517
CareFusion 6.375% 8/1/19	685,000	782,912
Kinetic Concepts 10.50% 11/1/18	165,000	190,369
Zimmer Holdings 3.375% 11/30/21	330,000	334,885
4.625% 11/30/19	450,000	499,234

		2,812,780

Health Care Providers & Services–0.92%
Air Medical Group Holdings 9.25% 11/1/18	149,000	161,479
Community Health Systems #144A 6.875% 2/1/22	120,000	126,000
8.00% 11/15/19	80,000	88,300
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	186,813
HCA 5.00% 3/15/24	770,000	773,369

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
HCA Holdings 6.25% 2/15/21	142,000	$152,366
Highmark #144A 4.75% 5/15/21	150,000	147,555
#144A 6.125% 5/15/41	65,000	58,993
McKesson 3.796% 3/15/24	410,000	411,226
#Milacron 144A 7.75% 2/15/21	145,000	157,325
#MultiPlan 144A 9.875% 9/1/18	245,000	267,050
Quest Diagnostics 2.70% 4/1/19	125,000	124,960
Tenet Healthcare #144A 6.00% 10/1/20	418,000	448,044
8.00% 8/1/20	75,000	82,125

		3,185,605

Hotels, Restaurants & Leisure–0.55%
Ameristar Casinos 7.50% 4/15/21	155,000	168,563
International Game Technology 5.35% 10/15/23	405,000	433,775
#Landry’s 144A 9.375% 5/1/20	90,000	99,563
Marriott International 3.375% 10/15/20	170,000	171,621
MGM Resorts International 11.375% 3/1/18	210,000	272,475
#PF Chang’s China Bistro 144A 10.25% 6/30/20	80,000	84,600
Pinnacle Entertainment 8.75% 5/15/20	45,000	49,444
Wyndham Worldwide 5.625% 3/1/21	210,000	229,765
Wynn Las Vegas #144A 4.25% 5/30/23	150,000	145,125
5.375% 3/15/22	125,000	131,094
Yum Brands 3.875% 11/1/23	105,000	104,462

		1,890,487

Household Durables–0.14%
Jarden 6.125% 11/15/22	160,000	172,800
Scotts Miracle-Gro 6.625% 12/15/20	90,000	97,763
Standard Pacific 10.75% 9/15/16	180,000	216,900

		487,463

Independent Power Producers & Energy Traders–0.38%
AES 5.50% 3/15/24	405,000	402,975
7.375% 7/1/21	57,000	65,265
#Calpine 144A 6.00% 1/15/22	310,000	327,050
Exelon Generation 4.25% 6/15/22	405,000	411,449
NRG Energy 7.875% 5/15/21	100,000	110,500

		1,317,239

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance–1.11%
•Allstate 5.75% 8/15/53	235,000	$247,191
American International Group 6.40% 12/15/20	440,000	524,966
Berkshire Hathaway Finance 2.90% 10/15/20	225,000	228,400
•Chubb 6.375% 3/29/67	415,000	462,725
#Five Corners Funding Trust 144A 4.419% 11/15/23	225,000	231,021
#Hockey Merger 144A 7.875% 10/1/21	205,000	219,863
•ING US 5.65% 5/15/53	165,000	164,835
Liberty Mutual Group #144A 4.95% 5/1/22	95,000	101,856
#•144A 7.00% 3/15/37	140,000	147,000
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	526,000
#Onex USI Aquisition 144A 7.75% 1/15/21	40,000	41,900
Prudential Financial 3.875% 1/14/15	160,000	164,156
•5.625% 6/15/43	165,000	169,125
6.00% 12/1/17	300,000	345,202
•XL Group 6.50% 12/31/49	255,000	252,131

		3,826,371

Internet & Catalog Retail–0.09%
#Netflix 144A 5.75% 3/1/24	300,000	312,000

		312,000

Internet Software & Services–0.51%
Amazon.com 2.50% 11/29/22	215,000	200,139
Baidu 3.25% 8/6/18	350,000	358,249
eBay 4.00% 7/15/42	125,000	111,003
Equinix 4.875% 4/1/20	108,000	110,970
5.375% 4/1/23	247,000	253,175
Google 3.375% 2/25/24	190,000	190,721
VeriSign 4.625% 5/1/23	150,000	144,750
Zayo Group 10.125% 7/1/20	330,000	384,038

		1,753,045

IT Services–0.29%
Fidelity National Information Services 3.50% 4/15/23	320,000	304,706
First Data 11.75% 8/15/21	150,000	158,250
International Business Machines 3.625% 2/12/24	300,000	303,109
#SunGard Availability Services Capital 144A 8.75% 4/1/22	105,000	105,656
Total System Services 2.375% 6/1/18	40,000	39,481

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Total System Services (continued) 3.75% 6/1/23	105,000	$99,900

		1,011,102

Machinery–0.29%
Crane 2.75% 12/15/18	60,000	60,245
4.45% 12/15/23	245,000	252,639
General Electric 4.50% 3/11/44	150,000	152,956
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	410,000	419,410
Meritor 6.75% 6/15/21	95,000	100,937

		986,187

Marine–0.08%
#DP World Sukuk 144A 6.25% 7/2/17	250,000	277,825

		277,825

Media–1.95%
CCO Holdings 5.25% 9/30/22	110,000	109,037
#Cequel Communications Holdings I 144A 6.375% 9/15/20	240,000	252,000
Columbus International #144A 7.375% 3/30/21	200,000	206,250
#144A 11.50% 11/20/14	280,000	299,250
Comcast 3.60% 3/1/24	170,000	171,275
4.75% 3/1/44	205,000	208,916
CSC Holdings 6.75% 11/15/21	190,000	213,275
DIRECTV Holdings 4.45% 4/1/24	245,000	246,183
DISH DBS 5.00% 3/15/23	235,000	237,350
5.875% 7/15/22	155,000	165,850
7.875% 9/1/19	93,000	110,205
Gray Television 7.50% 10/1/20	200,000	218,000
Historic TW 6.875% 6/15/18	620,000	735,469
Interpublic Group 2.25% 11/15/17	130,000	131,337
3.75% 2/15/23	130,000	126,647
Lamar Media 5.00% 5/1/23	210,000	211,050
#MDC Partners 144A 6.75% 4/1/20	195,000	206,213
#Myriad International Holdings 144A 6.375% 7/28/17	225,000	250,313
Nielsen Finance 4.50% 10/1/20	115,000	116,437
#Nielsen Luxembourg 144A 5.50% 10/1/21	130,000	136,337
SES Global Americas Holdings #144A 2.50% 3/25/19	45,000	44,777
#144A 5.30% 3/25/44	420,000	422,448

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Sinclair Television Group 5.375% 4/1/21	220,000	$219,450
6.125% 10/1/22	90,000	91,575
#Sirius XM Radio 144A 4.625% 5/15/23	245,000	231,525
Time Warner Cable 8.25% 4/1/19	337,000	420,331
#Univision Communications 144A 5.125% 5/15/23	370,000	380,175
Viacom 3.875% 4/1/24	215,000	214,913
5.25% 4/1/44	145,000	148,713
#VTR Finance 144A 6.875% 1/15/24	200,000	208,500

		6,733,801

Metals & Mining–1.01%
AK Steel 7.625% 5/15/20	105,000	105,263
ArcelorMittal 10.35% 6/1/19	410,000	521,213
Barrick Gold 4.10% 5/1/23	265,000	251,857
Barrick North America Finance 5.75% 5/1/43	50,000	48,885
#Cia Minera Ares 144A 7.75% 1/23/21	200,000	206,750
#FMG Resources August 2006 144A 6.875% 4/1/22	777,000	840,131
#Metalloinvest Finance 144A 6.50% 7/21/16	200,000	205,250
#MMC Norilsk Nickel OJSC via MMC Finance 144A 5.55% 10/28/20	200,000	197,500
Novelis 8.75% 12/15/20	215,000	241,337
Rio Tinto Finance USA 3.50% 11/2/20	105,000	107,692
Ryerson 9.00% 10/15/17	120,000	129,750
11.25% 10/15/18	50,000	56,250
#Samarco Mineracao 144A 5.75% 10/24/23	200,000	201,750
Teck Resources 3.75% 2/1/23	170,000	160,084
#Vedanta Resources 144A 6.00% 1/31/19	200,000	201,000

		3,474,712

Multi-Utilities–1.13%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,425,409
CenterPoint Energy 5.95% 2/1/17	215,000	240,473
CMS Energy 6.25% 2/1/20	215,000	252,516
•Integrys Energy Group 6.11% 12/1/66	325,000	328,450

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
NiSource Finance 6.125% 3/1/22	135,000	$155,775
Puget Energy 6.00% 9/1/21	130,000	150,008
•Puget Sound Energy 6.974% 6/1/67	540,000	556,678
SCANA 4.125% 2/1/22	150,000	151,450
•Wisconsin Energy 6.25% 5/15/67	615,000	633,896

		3,894,655

Oil, Gas & Consumable Fuels–4.41%
Canadian Natural Resources 3.80% 4/15/24	155,000	156,098
Chaparral Energy 7.625% 11/15/22	45,000	48,937
Chesapeake Energy 5.375% 6/15/21	25,000	26,437
5.75% 3/15/23	315,000	335,081
#CNOOC Curtis Funding 144A 4.50% 10/3/23	210,000	214,079
Continental Resources 4.50% 4/15/23	515,000	534,337
Ecopetrol 7.625% 7/23/19	237,000	285,289
El Paso Pipeline Partners Operating 6.50% 4/1/20	375,000	431,097
•Enbridge Energy Partners 8.05% 10/1/37	470,000	530,277
Energy Transfer Partners 5.15% 2/1/43	215,000	207,749
5.95% 10/1/43	110,000	118,795
9.70% 3/15/19	253,000	327,233
#Energy XXI Gulf Coast 144A 7.50% 12/15/21	255,000	268,387
EnLink Midstream Partners 4.40% 4/1/24	280,000	286,030
5.60% 4/1/44	35,000	37,092
•Enterprise Products Operating 7.034% 1/15/68	505,000	572,393
#Gazprom Neft OAO Via Gaz Capital 144A 6.00% 11/27/23	200,000	196,750
Halcon Resources 8.875% 5/15/21	180,000	187,650
Husky Energy 4.00% 4/15/24	315,000	321,007
#KazMunayGas National JSC 144A 9.125% 7/2/18	235,000	282,881
Kinder Morgan Energy Partners 9.00% 2/1/19	440,000	557,653
Laredo Petroleum 7.375% 5/1/22	235,000	262,025
Lukoil International Finance 6.125% 11/9/20	305,000	317,200

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum 9.25% 6/1/21	230,000	$241,500
Newfield Exploration 5.625% 7/1/24	195,000	203,287
#Oasis Petroleum 144A 6.875% 3/15/22	200,000	217,500
ONGC Videsh 2.50% 5/7/18	200,000	192,992
Pacific Rubiales Energy #144A 5.375% 1/26/19	115,000	119,600
#144A 7.25% 12/12/21	205,000	226,013
PDC Energy 7.75% 10/15/22	75,000	82,500
#Pertamina Persero 144A 4.875% 5/3/22	200,000	192,750
Petrobras Global Finance 3.00% 1/15/19	245,000	232,152
4.875% 3/17/20	105,000	105,494
6.25% 3/17/24	105,000	108,440
Petrobras International Finance 5.375% 1/27/21	125,000	127,040
Petrohawk Energy 7.25% 8/15/18	415,000	441,353
Petroleos de Venezuela 8.50% 11/2/17	225,000	189,000
Petroleos Mexicanos 5.50% 1/21/21	85,000	93,287
#144A 6.375% 1/23/45	35,000	37,844
6.50% 6/2/41	170,000	187,000
Plains All American Pipeline 8.75% 5/1/19	435,000	556,547
Plains Exploration & Production 6.50% 11/15/20	175,000	193,594
Pride International 6.875% 8/15/20	875,000	1,045,941
Regency Energy Partners 4.50% 11/1/23	275,000	257,125
#Samson Investment 144A 10.75% 2/15/20	205,000	224,475
SandRidge Energy 8.125% 10/15/22	700,000	766,500
Statoil 2.90% 11/8/20	150,000	151,559
Sunoco Logistics Partners Operations 4.25% 4/1/24	310,000	309,299
Talisman Energy 5.50% 5/15/42	545,000	541,794
•TransCanada PipeLines 6.35% 5/15/67	560,000	581,560
Williams Partners 4.50% 11/15/23	185,000	189,650
7.25% 2/1/17	340,000	391,628
#Woodside Finance 144A 8.75% 3/1/19	380,000	482,925

		15,194,826

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–0.20%
Georgia-Pacific 8.00% 1/15/24	520,000	$684,540

		684,540

Pharmaceuticals–0.27%
#Salix Pharmaceuticals 144A 6.00% 1/15/21	280,000	299,600
Valeant Pharmaceuticals International #144A 5.625% 12/1/21	60,000	63,150
#144A 7.00% 10/1/20	40,000	43,500
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	120,000	130,200
Zoetis 3.25% 2/1/23	400,000	386,554

		923,004

Real Estate Investment Trusts–1.49%
Alexandria Real Estate Equities 3.90% 6/15/23	365,000	353,192
American Tower 5.00% 2/15/24	250,000	260,883
American Tower Trust I #144A 1.551% 3/15/43	95,000	92,927
#144A 3.07% 3/15/23	245,000	235,076
CBL & Associates 5.25% 12/1/23	165,000	170,099
Corporate Office Properties 3.60% 5/15/23	175,000	162,089
5.25% 2/15/24	180,000	188,163
CubeSmart 4.375% 12/15/23	85,000	85,825
DDR 4.75% 4/15/18	100,000	108,515
7.50% 4/1/17	110,000	127,451
7.875% 9/1/20	365,000	453,926
Digital Realty Trust 5.25% 3/15/21	645,000	679,110
Duke Realty 3.625% 4/15/23	170,000	161,858
Host Hotels & Resorts 3.75% 10/15/23	190,000	184,364
4.75% 3/1/23	235,000	246,229
5.875% 6/15/19	115,000	124,619
National Retail Properties 3.80% 10/15/22	50,000	49,427
Prologis 3.35% 2/1/21	145,000	143,666
Regency Centers 4.80% 4/15/21	175,000	187,501
5.875% 6/15/17	171,000	191,639
#Trust F 144A 5.25% 12/15/24	200,000	200,000
#WEA Finance 144A 4.625% 5/10/21	240,000	263,016
Weingarten Realty Investors 3.50% 4/15/23	190,000	179,682
4.45% 1/15/24	80,000	80,922

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser 4.625% 9/15/23	185,000	$193,289

		5,123,468

Real Estate Management & Development–0.05%
WP Carey 4.60% 4/1/24	160,000	160,254

		160,254

Road & Rail–0.28%
Burlington Northern Santa Fe 3.85% 9/1/23	535,000	543,297
#Korea Expressway 144A 1.875% 10/22/17	215,000	215,868
Norfolk Southern 4.80% 8/15/43	190,000	195,996

		955,161

Semiconductors & Semiconductor Equipment–0.39%
National Semiconductor 6.60% 6/15/17	605,000	703,432
#NXP 144A 5.75% 3/15/23	200,000	210,500
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	416,089

		1,330,021

Software–0.22%
#Activision Blizzard 144A 6.125% 9/15/23	235,000	256,444
#BMC Software Finance 144A 8.125% 7/15/21	315,000	333,113
#MTS International Funding 144A 8.625% 6/22/20	135,000	154,575

		744,132

Specialty Retail–0.30%
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	205,000	212,175
QVC #144A 3.125% 4/1/19	115,000	114,411
4.375% 3/15/23	360,000	355,418
#144A 4.85% 4/1/24	150,000	152,257
Sally Holdings 5.75% 6/1/22	175,000	185,937

		1,020,198

Textiles, Apparel & Luxury Goods–0.07%
Levi Strauss 6.875% 5/1/22	230,000	253,575

		253,575

Trading Companies & Distributors–0.05%
H&E Equipment Services 7.00% 9/1/22	165,000	182,325

		182,325

Transportation Infrastructure–0.03%
#DP World 144A 6.85% 7/2/37	100,000	108,650

		108,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.96%
#Crown Castle Towers 144A 4.883% 8/15/20	1,220,000	$1,324,659
#Millicom International Cellular 144A 6.625% 10/15/21	200,000	212,500
Rogers Communications 5.00% 3/15/44	215,000	217,298
Sprint #144A 7.125% 6/15/24	440,000	463,100
#144A 7.25% 9/15/21	255,000	278,906
#144A 7.875% 9/15/23	75,000	82,687
Sprint Capital 6.90% 5/1/19	210,000	231,525
T-Mobile USA 6.125% 1/15/22	270,000	283,837
#VimpelCom 144A 7.748% 2/2/21	200,000	206,750

		3,301,262

Total Corporate Bonds (Cost $114,330,098)		118,351,158

MUNICIPAL BONDS–0.49%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	80,000	83,315
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1 5.125% 6/1/47	185,000	136,955
Series A-1 5.75% 6/1/47	205,000	165,915
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	35,000	36,528
Series AA 5.00% 6/15/44	110,000	114,942
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	100,000	118,429
New York City Water & Sewer System Series BB 5.00% 6/15/47	40,000	42,190
New York City, New York Series I 5.00% 8/1/22	75,000	87,785
New York State Thruway Authority Series A 5.00% 5/1/19	105,000	121,344
Oregon State Taxable Pension 5.892% 6/1/27	485,000	582,480
State of Maryland Local Facilities Series A 5.00% 8/1/21	105,000	125,973
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	80,000	88,817

Total Municipal Bonds (Cost $1,572,774)		1,704,673

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–0.56%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	125,000	$137,517
AEP Texas Central Transition Funding III Series 2012-1 A2 1.976% 6/1/21	100,000	98,963
•Ally Master Owner Trust Series 2013-2 A 0.605% 4/15/18	230,000	230,474
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	190,000	188,034
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	114,194
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	285,000	284,801
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	383,574
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	85,495	84,955
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,566
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	24,689	24,737
Mid-State Trust Series 11 A1 4.864% 7/15/38	94,467	100,735
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15	180,000	182,053

Total Non-Agency Asset-Backed Securities (Cost $1,874,856)		1,929,603

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.27%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	17,250	17,839
Series 2005-6 7A1 5.50% 7/25/20	16,327	16,660
•ChaseFlex Trust Series 2006-1 A4 5.246% 6/25/36	255,000	223,476
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	149,442	149,752
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	33,713	35,411
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	149,758	149,743

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33	25,945	$25,792
•Series 2005-6 7A1 5.193% 6/25/35	54,632	51,554
•Series 2006-2 4A1 2.626% 2/25/36	4,689	4,562
¿Structured Asset Securities Corp Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	90,873	93,847
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	60,021	61,665
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	110,152	112,671

Total Non-Agency Collarterized Mortgage Obligations (Cost $843,596)		942,972

«SENIOR SECURED LOANS–6.50%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	504,263	504,988
Allegion US Holding Tranche B 3.00% 9/27/20	613,463	613,463
ARAMARK Tranche E 3.25% 9/7/19	290,000	288,610
Azure Midstream Tranche B 6.50% 11/15/18	330,813	334,121
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	557,873	560,941
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	504,767	508,238
Calpine Construction Finance Tranche B 3.00% 5/3/20	635,200	627,657
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	39,593	39,638
Clear Channel Communications Tranche B 3.88% 1/29/16	520,000	514,336
Community Health Systems Tranche D 4.25% 1/27/21	403,949	408,133
Community Health Systems Tranche E 3.48% 1/25/17	104,776	105,660
Davita Tranche B 4.50% 10/20/16	88,177	88,750
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	214,390	215,529
Drillships Financing Holdings Tranche B1 6.00% 3/31/21	203,975	208,564
Emdeon 1st Lien 3.75% 11/2/18	306,094	306,783

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
First Data Tranche B 1st Lien 4.23% 3/24/21	953,637	$957,511
Gray Television 4.75% 10/12/19	60,162	60,707
HCA Tranche B4 2.98% 5/1/18	796,000	796,663
HCA Tranche B5 1st Lien 2.98% 3/31/17	528,345	528,770
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	784,933	787,043
Huntsman International Tranche B 3.75% 10/15/20	810,000	813,671
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	117,602	118,227
Immucor Tranche B2 5.00% 8/17/18	500,670	503,590
Infor US Tranche B5 1st Lien 3.75% 6/3/20	553,669	554,223
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	604,575	607,409
KIK Custom Products 1st Lien 5.50% 4/29/19	1,000,000	999,375
Landry’s Tranche B 4.75% 4/24/18	197,969	199,429
Level 3 Financing Tranche B 4.00% 1/15/20	300,000	301,350
Moxie Liberty Tranche B 7.50% 8/21/20	20,000	20,550
MultiPlan Tranche B 4.00% 8/18/17	93,051	93,598
National Vision 4.00% 3/13/21	410,000	411,025
NEP 4.25% 1/22/20	200,000	201,200
Novelis Tranche B 3.75% 3/10/17	207,326	207,844
Nuveen Investments 1st Lien 4.23% 5/13/17	270,000	271,326
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,045,000	1,048,396
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	504,900	505,171
Patheon 4.25% 3/11/21	360,000	359,175
Ply Gem Industries 1st Lien 4.00% 1/30/21	500,000	501,406
Remy International Tranche B 1st Lien 4.25% 3/5/20	221,990	222,545
Samson Investment 2nd Lien 5.00% 9/25/18	380,000	384,750
Scientific Games International 4.25% 10/18/20	314,213	315,116

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Sensus USA 2nd Lien 8.50% 5/9/18		300,000	$302,750
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		106,651	106,918
Sprouts Farmers 4.00% 4/23/20		254,787	255,279
Stena 1st Lien 4.00% 3/3/21		400,000	399,500
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19		710,000	713,550
Truven Health Analytics Tranche B 4.50% 6/6/19		54,177	54,448
Univision Communications Tranche C4 4.00% 3/1/20		733,196	733,655
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19		207,383	208,549
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		275,871	277,480
Visant 5.25% 12/22/16		94,882	94,416
Wide Open West Finance 4.75% 4/1/19		1,257,300	1,262,931
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		903,652	906,688

Total Senior Secured Loans (Cost $22,243,011)			22,411,645

ΔSOVEREIGN BONDS–0.94%
Brazil–0.15%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	669,000	279,811
Brazilian Government International Bond 2.875% 4/1/21	EUR	160,000	219,653

			499,464

Gabon–0.06%
#Gabonese Republic 144A 6.375% 12/12/24		205,000	217,813

			217,813

Germany–0.03%
Bundesrepublik Deutschland 1.50% 2/15/23	EUR	84,100	116,936

			116,936

Hungary–0.04%
Hungary Government International Bond 4.00% 3/25/19		150,000	149,325

			149,325

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Iceland–0.06%
#Republic of Iceland 144A 5.875% 5/11/22		200,000	$217,102

			217,102

Indonesia–0.07%
#Indonesia Government International Bond 144A 3.375% 4/15/23	IDR	254,000	227,965

			227,965

Ivory Coast–0.03%
fIvory Coast Government International Bond 5.75% 12/31/32		101,000	95,445

			95,445

Mexico–0.07%
Mexican Bonos 6.50% 6/10/21	MXN	577,800	46,378
6.50% 6/9/22	MXN	2,546,000	201,457

			247,835

Norway–0.01%
Norway Government Bond 4.25% 5/19/17	NOK	189,000	33,993

			33,993

Panama–0.07%
Panama Government International Bond 8.875% 9/30/27		184,000	255,760

			255,760

Poland–0.04%
Poland Government Bond 5.75% 10/25/21	PLN	347,000	127,263

			127,263

Republic of Korea–0.06%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	218,654,458	196,282

			196,282

Romania–0.04%
#Romanian Government International Bond 144A 4.875% 1/22/24		138,000	140,070

			140,070

Slovenia–0.06%
#Slovenia Government International Bond 144A 4.125% 2/18/19		200,000	207,300

			207,300

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.06%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	$209,750

			209,750

Sweden–0.03%
Sweden Government Bond 1.50% 11/13/23	SEK	230,000	33,623
4.25% 3/12/19	SEK	305,000	53,470

			87,093

Turkey–0.06%
#Hazine Mustesarligi Varlik Kiralama AS 144A 4.557% 10/10/18		200,000	204,300

			204,300

Total Sovereign Bonds (Cost $3,183,658)			3,233,696

SUPRANATIONAL BANKS–0.29%
African Export-Import Bank 5.75% 7/27/16		200,000	213,466
#Eurasian Development Bank 5.00% 9/26/20		200,000	199,520
European Investment Bank 3.25% 1/29/24		395,000	400,079
•International Bank for Reconstruction & Development 2.865% 9/24/18	AUD	216,000	200,421

Total Supranational Banks (Cost $1,008,749)			1,013,486

U.S. TREASURY OBLIGATIONS–1.85%
U.S. Treasury Bonds 3.625% 2/15/44		2,620,000	2,650,704
¥3.75% 11/15/43		2,550,000	2,640,446
U.S. Treasury Notes 1.50% 2/28/19		260,000	257,420
2.75% 2/15/24		810,000	811,835

Total U.S. Treasury Obligations (Cost $6,341,735)			6,360,405

		Number of Contracts

OPTION PURCHASED–0.00%
Call Option–0.00%
USD vs CAD strike price CAD 1.144, expiration date 5/13/14		320,084	412

Total Option Purchased (Cost $1,504)			412

LVIP Delaware Foundation® Conservative AllocationFund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	64,239	$64,239

Total Money Market Fund (Cost $64,239)		64,239

	Principal Amount°

SHORT-TERM INVESTMENTS–5.98%
≠Certificates of Deposit–1.45%
Credit Suisse New York 0.21% 7/10/14	5,000,000	4,999,719

		4,999,719

≠Discounted Commercial Paper–4.53%
Abbey National North America 0.05% 4/1/14	6,960,000	6,960,000
Standard Chartered Bank 0.25% 8/4/14	8,640,000	8,633,710

		15,593,710

Total Short-Term Investments (Cost $20,592,500)		20,593,429

TOTAL VALUE OF SECURITIES–103.61% (Cost $305,262,522)	$357,023,511
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.61%)	(12,445,313)

NET ASSETS APPLICABLE TO 22,226,426 SHARES OUTSTANDING–100.00%	$344,578,198

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $41,729,832, which represents 12.11% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
~	100% of the income received on this PIK security was in the form of cash.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $1,911,102, which represents 0.55% of the Fund’s net assets.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counter party pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $263,174, which represents 0.08% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2014.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(243,871)	USD	219,882	4/25/14	$(619)
BAML	EUR	(77,557)	USD	107,955	4/25/14	1,114
BAML	GBP	811,118	USD	(1,347,864)	4/25/14	4,181
BAML	NOK	(209,572)	USD	35,206	4/25/14	239
BAML	NZD	264,478	USD	(225,904)	4/24/14	3,169
BCLY	MXN	(2,108,272)	USD	159,188	4/25/14	(1,986)
BNP	AUD	(99,041)	USD	89,657	4/24/14	(2,033)
BNYM	CHF	(38,020)	USD	42,841	4/1/14	(170)
BNYM	CHF	(5,194)	USD	5,853	4/2/14	(23)
GSC	GBP	(682,330)	USD	1,136,645	4/25/14	(724)
HSBC	CAD	(407,063)	USD	367,419	4/25/14	(635)
JPMC	AUD	(51,323)	USD	46,512	4/24/14	(1,002)
JPMC	GBP	(191,394)	USD	316,132	4/25/14	(2,900)
JPMC	KRW	(175,614,420)	USD	164,156	4/25/14	(549)
JPMC	PLN	(232,659)	USD	76,661	4/25/14	(157)
MSC	IDR	820,049,590	USD	(71,714)	4/25/14	341
MSC	TRY	1,183	USD	(534)	4/25/14	14
TD	CAD	(260,115)	USD	232,688	4/25/14	(2,500)
TD	EUR	(320,084)	USD	441,310	4/25/14	369
TD	JPY	(3,274,857)	USD	32,615	4/25/14	881
UBS	CAD	(225,309)	USD	203,272	4/25/14	(445)

						$(3,435)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(19)	E-mini MSCI EAFE Index	$(1,746,988)	$(1,800,250)	6/23/14	$(53,262)
(37)	E-mini MSCI Emerging Markets Index	(1,713,459)	(1,824,285)	6/23/14	(110,826)
(36)	E-mini S&P 500 Index	(3,325,353)	(3,356,280)	6/23/14	(30,927)
12	U.S. Treasury Long Bond	1,593,834	1,598,625	6/19/14	4,791

		$(5,191,966)			$(190,224)

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE - CDX.NA.HY.21	$1,015,000	5.00%	12/20/18	$(5,665)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CHF–Swiss Franc

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

TRY–Turkish Lira

UBS–Union Bank of Switzerland

USD–United States Dollar

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

yr–Year

The following table summarizes the valuation of the Funds investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$36,019,968	$624,691	$36,644,659
Common Stock	89,938,679	29,509,504	—	119,448,183
Corporate Debt	—	146,098,256	—	146,098,256
Foreign Debt	—	4,247,182	—	4,247,182
Investment Companies	19,863,732	—	—	19,863,732
Municipal Bonds	—	1,704,673	—	1,704,673
U.S. Treasury Obligations	—	6,360,405	—	6,360,405
Short-Term Investments	—	20,593,429	—	20,593,429
Preferred Stock	1,278,074	784,506	—	2,062,580
Option Purchased	—	412	—	412

Total	$111,080,485	$245,318,335	$624,691	$357,023,511

Foreign Currency Exchange Contracts	$—	$(3,435)	$—	$(3,435)

Futures Contracts	$(190,224)	$—	$—	$(190,224)

Swap Contracts	$—	$(5,665)	$—	$(5,665)

As a result of international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–51.06%
U.S. MARKETS–32.34%
Aerospace & Defense–0.98%
†Esterline Technologies	190	$20,243
Honeywell International	1,210	112,240
†KEYW Holding	2,140	40,039
Lockheed Martin	500	81,620
Northrop Grumman	2,700	333,126
Raytheon	3,400	335,886
Rockwell Collins	340	27,088
United Technologies	1,050	122,682

		1,072,924

Air Freight & Logistics–0.11%
FedEx	570	75,559
†XPO Logistics	1,375	40,439

		115,998

Auto Components–0.35%
Borg Warner	580	35,653
Johnson Controls	6,300	298,116
†Tenneco	820	47,617

		381,386

Automobiles–0.07%
Ford Motor	5,030	78,468

		78,468

Beverages–0.15%
Coca-Cola	860	33,248
PepsiCo	1,570	131,095

		164,343

Biotechnology–0.85%
†Acorda Therapeutics	940	35,635
†Alkermes	930	41,004
†Celgene	3,885	542,346
†Cepheid	640	33,011
†Gilead Sciences	1,890	133,925
†InterMune	1,315	44,013
†NPS Pharmaceuticals	985	29,481
†Spectrum Pharmaceuticals	2,120	16,621
†Vertex Pharmaceuticals	820	57,990

		934,026

Building Products–0.04%
AAON	1,527	42,557

		42,557

Capital Markets–0.69%
Ameriprise Financial	510	56,136
Bank of New York Mellon	9,700	342,313
BlackRock	230	72,330
Evercore Partners Class A	510	28,177
Greenhill	400	20,792
Invesco	1,580	58,460

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Raymond James Financial	1,430	$79,980
State Street	940	65,377
†Stifel Financial	680	33,837

		757,402

Chemicals–0.66%
Axiall	730	32,792
Cabot	510	30,121
†Chemtura	1,510	38,188
duPont (E.I.) deNemours	6,040	405,284
Eastman Chemical	900	77,589
Huntsman	1,700	41,514
Innophos Holdings	400	22,680
†Kraton Performance Polymers	1,060	27,708
Stepan	330	21,305
†Taminco	1,385	29,099

		726,280

Commercial Banks–0.80%
BB&T	8,200	329,394
BBCN Bancorp	1,730	29,652
Bryn Mawr Bank	310	8,906
†Capital Bank Financial	965	24,231
Cardinal Financial	1,690	30,133
City Holding	635	28,486
Flushing Financial	1,115	23,493
@Independent Bank	750	29,527
Park National	365	28,065
Prosperity Bancshares	620	41,013
Sterling Bancorp	2,005	25,383
Susquehanna Bancshares	2,780	31,664
†Texas Capital Bancshares	515	33,444
Webster Financial	1,160	36,030
Wells Fargo	2,840	141,262
†Western Alliance Bancorp	1,375	33,825

		874,508

Commercial Services & Supplies–0.44%
McGrath RentCorp	555	19,403
Republic Services	1,510	51,582
†Tetra Tech	955	28,258
United Stationers	950	39,017
US Ecology	820	30,438
Waste Management	7,400	311,318

		480,016

Communications Equipment–1.29%
Cisco Systems	17,390	389,710
Motorola Solutions	4,928	316,821
†NETGEAR	795	26,815
Plantronics	535	23,781

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	8,290	$653,749

		1,410,876

Computers & Peripherals–0.28%
Apple	370	198,594
EMC	3,980	109,092

		307,686

Construction & Engineering–0.09%
Granite Construction	900	35,937
†MYR Group	725	18,357
URS	980	46,119

		100,413

Consumer Finance–0.08%
Capital One Financial	1,190	91,820

		91,820

Containers & Packaging–0.06%
MeadWestvaco	1,730	65,117

		65,117

Diversified Financial Services–0.80%
Citigroup	2,250	107,100
CME Group	3,050	225,731
IntercontinentalExchange Group	1,915	378,844
JPMorgan Chase	2,750	166,953

		878,628

Diversified Telecommunication Services–0.79%
AT&T	13,650	478,705
Atlantic Tele-Network	370	24,390
†=Century Communications	5,000	0
†inContact	3,195	30,672
Verizon Communications	7,000	332,990

		866,757

Electric Utilities–0.45%
Cleco	670	33,889
Edison International	7,050	399,101
OGE Energy	1,600	58,816

		491,806

Electrical Equipment–0.07%
Acuity Brands	150	19,885
Eaton	820	61,598

		81,483

Electronic Equipment, Instruments & Components–0.09%
Anixter International	385	39,085
†FARO Technologies	575	30,475
†Rofin-Sinar Technologies	1,210	28,992

		98,552

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.60%
Bristow Group	240	$18,125
†C&J Energy Services	820	23,911
Halliburton	6,100	359,229
National Oilwell Varco	670	52,173
†Pioneer Energy Services	2,225	28,814
†RigNet	850	45,755
Schlumberger	1,320	128,700

		656,707

Food & Staples Retailing–0.97%
Casey’s General Stores	595	40,216
CVS Caremark	6,110	457,395
†Susser Holdings	820	51,225
Walgreen	7,825	516,685

		1,065,521

Food Products–1.15%
Archer-Daniels-Midland	11,280	489,439
General Mills	1,610	83,430
J&J Snack Foods	310	29,751
Kraft Foods Group	5,933	332,841
Mondelez International Class A	9,500	328,225

		1,263,686

Health Care Equipment & Supplies–0.51%
†Align Technology	830	42,986
Baxter International	4,700	345,826
Conmed	830	36,063
CryoLife	2,010	20,020
†Haemonetics	740	24,117
†Merit Medical Systems	1,190	17,017
†Quidel	1,140	31,122
West Pharmaceutical Services	1,005	44,270

		561,421

Health Care Providers & Services–0.87%
†Air Methods	1,020	54,499
Cardinal Health	4,500	314,910
†Cross Country Healthcare	2,095	16,907
†Express Scripts Holding	1,430	107,379
†Paylocity Holding	115	2,766
Quest Diagnostics	5,400	312,768
UnitedHealth Group	1,470	120,525
†WellCare Health Plans	430	27,314

		957,068

Hotels, Restaurants & Leisure–0.36%
†Buffalo Wild Wings	265	39,459
Carnival	700	26,502
Cheesecake Factory	570	27,149
†Del Frisco’s Restaurant Group	940	26,226
†Jack in the Box	785	46,268

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s	1,000	$98,030
†Popeyes Louisiana Kitchen	990	40,234
Starbucks	1,210	88,790

		392,658

Household Products–0.20%
Kimberly-Clark	530	58,433
Procter & Gamble	1,930	155,558

		213,991

Industrial Conglomerates–0.14%
General Electric	5,730	148,350

		148,350

Insurance–1.21%
AFLAC	1,220	76,909
Allstate	6,100	345,138
American Equity Investment Life Holding	1,595	37,674
AMERISAFE	725	31,835
Fidelity & Guaranty Life	1,425	33,630
Maiden Holdings	1,735	21,653
Marsh & McLennan	6,800	335,240
Primerica	750	35,333
Progressive	11,100	268,842
Prudential Financial	570	48,251
Travelers	840	71,484
United Fire Group	755	22,914

		1,328,903

Internet & Catalog Retail–0.88%
†Liberty Interactive Class A	16,400	473,468
†priceline Group	390	464,837
†Shutterfly	625	26,675

		964,980

Internet Software & Services–1.74%
†Brightcove	3,315	32,586
†eBay	7,875	435,015
†Equinix	699	129,203
†Facebook Class A	1,220	73,493
†Google Class A	565	629,698
@j2 Global	740	37,037
†Marin Software	1,285	13,582
†Rocket Fuel	605	25,942
†SciQuest	885	23,908
†Trulia	835	27,722
†VeriSign	3,801	204,912
†Yahoo	4,800	172,320
†Yelp	1,250	96,163

		1,901,581

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.92%
Accenture Class A	1,100	$87,692
†ExlService Holdings	495	15,300
International Business Machines	210	40,423
†InterXion Holding	1,015	24,340
MasterCard Class A	7,950	593,865
†TeleTech Holdings	1,340	32,843
†Teradata	4,225	207,828
†VeriFone Systems	3,350	113,297
Visa Class A	2,950	636,787
Xerox	30,700	346,910

		2,099,285

Life Sciences Tools & Services–0.10%
Thermo Fisher Scientific	950	114,228

		114,228

Machinery–0.28%
Barnes Group	1,185	45,587
Caterpillar	290	28,817
†Chart Industries	190	15,115
†Columbus McKinnon	1,160	31,076
Cummins	310	46,187
Deere	380	34,504
ESCO Technologies	570	20,058
Kadant	895	32,641
Parker Hannifin	480	57,461

		311,446

Media–0.16%
Cinemark Holdings	580	16,826
Comcast Special Class A	1,670	81,429
National CineMedia	1,390	20,850
Regal Entertainment Group Class A	960	17,933
Viacom Class B	450	38,245

		175,283

Metals & Mining–0.06%
Kaiser Aluminum	385	27,497
Materion	795	26,974
US Silica Holdings	315	12,024

		66,495

Multiline Retail–0.15%
Macy’s	1,410	83,599
Nordstrom	1,240	77,438

		161,037

Multi-Utilities–0.13%
MDU Resources Group	1,790	61,415
NorthWestern	615	29,169
Sempra Energy	580	56,121

		146,705

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–2.67%
†Bonanza Creek Energy	305	$13,542
†Carrizo Oil & Gas	660	35,284
Chevron	4,330	514,880
ConocoPhillips	4,900	344,715
†Diamondback Energy	310	20,866
EOG Resources	3,550	696,403
Exxon Mobil	1,520	148,474
†Jones Energy Class A	1,255	19,001
Kinder Morgan	7,148	232,239
†Kodiak Oil & Gas	2,250	27,315
Marathon Oil	11,280	400,666
Occidental Petroleum	4,410	420,229
†Rosetta Resources	710	33,072
†RSP Permian	460	13,289

		2,919,975

Paper & Forest Products–0.09%
†Boise Cascade	1,040	29,786
International Paper	780	35,786
Neenah Paper	595	30,773

		96,345

Personal Products–0.06%
Avon Products	4,100	60,024

		60,024

Pharmaceuticals–2.11%
AbbVie	2,080	106,912
†Akorn	900	19,800
Allergan	3,625	449,863
†Auxilium Pharmaceuticals	1,420	38,596
Johnson & Johnson	3,820	375,239
†Medicines	550	15,631
Merck	9,050	513,769
Perrigo	1,465	226,577
Pfizer	15,399	494,616
†Prestige Brands Holdings	990	26,977
Zoetis	1,450	41,963

		2,309,943

Professional Services–0.14%
†FTI Consulting	1,100	36,674
Kforce	1,825	38,909
Nielsen Holdings	1,080	48,200
†WageWorks	475	26,652

		150,435

Real Estate Investment Trusts–2.17%
American Campus Communities	475	17,741
American Tower	930	76,139
Apartment Investment & Management	775	23,421
AvalonBay Communities	550	72,226

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	725	$83,034
Brandywine Realty Trust	2,350	33,981
Camden Property Trust	325	21,885
Corporate Office Properties Trust	625	16,650
Cousins Properties	1,500	17,205
DCT Industrial Trust	5,050	39,794
DDR	2,700	44,496
Douglas Emmett	1,475	40,031
Duke Realty	2,900	48,952
DuPont Fabros Technology	1,255	30,208
EastGroup Properties	400	25,164
EPR Properties	1,120	59,797
Equity Lifestyle Properties	400	16,260
Equity One	775	17,313
Equity Residential	1,450	84,085
Essex Property Trust	300	51,015
Extra Space Storage	400	19,404
Federal Realty Investment Trust	150	17,208
First Industrial Realty Trust	1,675	32,361
First Potomac Realty Trust	900	11,628
General Growth Properties	3,125	68,750
Health Care REIT	425	25,330
Healthcare Realty Trust	850	20,527
Healthcare Trust of America	1,550	17,655
Highwoods Properties	850	32,649
Host Hotels & Resorts	6,045	122,351
Kilroy Realty	500	29,290
Kimco Realty	1,550	33,914
Kite Realty Group Trust	4,685	28,110
LaSalle Hotel Properties	1,685	52,757
Lexington Realty Trust	1,775	19,365
Liberty Property Trust	425	15,708
LTC Properties	150	5,645
Macerich	450	28,049
National Retail Properties	1,985	68,125
Pebblebrook Hotel Trust	600	20,262
Post Properties	525	25,777
Prologis	2,050	83,701
PS Business Parks	250	20,905
Public Storage	400	67,396
Ramco-Gershenson Properties Trust	2,655	43,277
Regency Centers	650	33,189
RLJ Lodging Trust	900	24,066
Sabra Health Care REIT	450	12,551
Simon Property Group	1,225	200,900
SL Green Realty	575	57,857
Sovran Self Storage	400	29,380
Spirit Realty Capital	2,250	24,705
†Strategic Hotels & Resorts	2,400	24,456
Tanger Factory Outlet Centers	875	30,625
Taubman Centers	225	15,928

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
UDR	1,350	$34,871
Ventas	1,225	74,198
Vornado Realty Trust	825	81,312

		2,373,579

Road & Rail–0.18%
Hunt (J.B.) Transport Services	620	44,590
†Roadrunner Transportation Systems	1,150	29,026
Union Pacific	630	118,226

		191,842

Semiconductors & Semiconductor Equipment–1.02%
†Amkor Technology	4,580	31,419
†Applied Micro Circuits	2,905	28,759
Avago Technologies	1,530	98,547
Broadcom Class A	13,200	415,536
Intel	15,930	411,153
†Semtech	1,300	32,942
†Synaptics	705	42,314
Texas Instruments	1,260	59,409

		1,120,079

Software–1.54%
†Adobe Systems	7,150	470,041
†Callidus Software	1,015	12,708
Intuit	4,450	345,899
Microsoft	17,470	716,095
†Proofpoint	815	30,220
†Rally Software Development	1,675	22,411
†salesforce.com	990	56,519
†SS&C Technologies Holdings	700	28,014

		1,681,907

Specialty Retail–0.95%
DSW Class A	1,400	50,204
†Express	1,180	18,738
†Francesca’s Holdings	1,550	28,117
L Brands	6,075	344,878
Lowe’s	6,800	332,520
†Sally Beauty Holdings	6,025	165,085
Tractor Supply	630	44,497
†Urban Outfitters	1,460	53,246

		1,037,285

Textiles, Apparel & Luxury Goods–0.34%
†G-III Apparel Group	630	45,095
†Iconix Brand Group	1,075	42,215
†Madden (Steven)	1,281	46,072
NIKE Class B	3,250	240,045

		373,427

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.04%
Applied Industrial Technologies	800	$38,592

		38,592

Wireless Telecommunication Services–0.46%
Crown Castle International	6,850	505,393

		505,393

Total U.S. Markets (Cost $21,484,064)		35,409,217

§DEVELOPED MARKETS–11.34%
Air Freight & Logistics–0.33%
Deutsche Post	9,586	356,383

		356,383

Airlines–0.19%
Westjet Airlines Class VV	9,643	211,730

		211,730

Automobiles–0.60%
Bayerische Motoren Werke	1,619	204,587
Toyota Motor	8,000	451,173

		655,760

Beverages–0.25%
Carlsberg Class B	2,753	273,677

		273,677

Chemicals–0.18%
Syngenta ADR	2,600	197,028

		197,028

Commercial Banks–1.32%
Mitsubishi UFJ Financial Group	62,500	344,191
Nordea Bank	30,164	427,898
Standard Chartered	18,891	395,034
UniCredit	30,067	274,844

		1,441,967

Construction & Engineering–0.38%
Vinci	5,663	420,361

		420,361

Construction Materials–0.27%
Lafarge	3,792	295,965

		295,965

Containers & Packaging–0.23%
Rexam	30,992	251,853

		251,853

Diversified Telecommunication Services–0.37%
Nippon Telegraph & Telephone	7,374	400,735

		400,735

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.48%
Saipem	10,722	$261,883
Subsea 7	14,360	266,930

		528,813

Food & Staples Retailing–0.19%
Tesco	41,977	207,042

		207,042

Food Products–0.53%
†Aryzta	6,625	585,850

		585,850

Household Durables–0.15%
Techtronic Industries	57,500	160,545

		160,545

Industrial Conglomerates–0.29%
Koninklijke Philips Electronics	8,953	314,959

		314,959

Insurance–0.36%
AXA	15,194	394,721

		394,721

IT Services–0.66%
†CGI Group Class A	12,765	394,146
Teleperformance	5,635	326,529

		720,675

Life Sciences Tools & Services–0.04%
†ICON	940	44,697

		44,697

Media–0.29%
Publicis Groupe	3,459	312,282

		312,282

Metals & Mining–0.44%
Anglo American ADR	2,500	31,811
AuRico Gold	19,400	84,596
Rio Tinto	4,408	245,832
Yamana Gold	13,226	115,825

		478,064

Multiline Retail–0.08%
Don Quijote	1,800	92,936

		92,936

Multi-Utilities–0.11%
National Grid	9,065	124,571

		124,571

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.28%
Total	4,651	$306,150

		306,150

Paper & Forest Products–0.04%
Nine Dragons Paper Holdings	53,000	41,423

		41,423

Pharmaceuticals–1.97%
Meda Class A	2,893	44,515
Novartis	4,903	416,327
Novo Nordisk ADR	7,225	329,821
Sanofi	3,647	381,108
Stada Arzneimittel	4,022	172,286
Teva Pharmaceutical Industries ADR	15,400	813,736

		2,157,793

Road & Rail–0.21%
East Japan Railway	3,166	233,211

		233,211

Specialty Retail–0.22%
Nitori Holdings	5,640	244,766

		244,766

Textiles, Apparel & Luxury Goods–0.41%
Kering	812	165,563
Yue Yuen Industrial Holdings	88,000	286,759

		452,322

Trading Companies & Distributors–0.24%
ITOCHU	22,414	262,266

		262,266

Wireless Telecommunication Services–0.23%
China Mobil	13,298	122,095
KDDI	928	53,887
Vodafone Group	20,033	73,670

		249,652

Total Developed Markets (Cost $8,777,554)		12,418,197

×EMERGING MARKETS–7.38%
Airlines–0.07%
†Gol Linhas Aereas Inteligentes ADR	14,500	70,470

		70,470

Automobiles–0.10%
Hyundai Motor	225	53,179
Mahindra & Mahindra	3,707	60,674

		113,853

Beverages–0.37%
Anadolu Efes Biracilik Ve Malt Sanayii	8,211	91,376
Cia Cervecerias Unidas ADR	2,000	44,760

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
Fomento Economico Mexicano ADR	1,100	$102,564
@Lotte Chilsung Beverage	88	123,294
Tsingtao Brewery	5,305	38,915

		400,909

Building Products–0.20%
@KCC	426	218,592

		218,592

Chemicals–0.13%
†Braskem ADR	5,300	82,786
Sociedad Quimica y Minera de Chile ADR	1,800	57,132

		139,918

Commercial Banks–0.89%
Banco Santander Brasil ADR	10,000	55,700
Bangkok Bank	11,130	61,387
China Construction Bank	102,028	71,618
ICICI Bank ADR	2,000	87,600
Industrial & Commercial Bank of China	169,406	104,436
Itau Unibanco Holding ADR	6,280	93,321
†KB Financial Group ADR	4,078	143,342
Powszechna Kasa Oszczednosci Bank Polski	3,440	48,376
=Sberbank	44,480	106,346
Shinhan Financial Group	2,177	96,283
Standard Bank Group	8,086	106,539

		974,948

Construction & Engineering–0.04%
†Empresas ICA ADR	6,200	40,858

		40,858

Construction Materials–0.32%
†Cemex ADR	10,802	136,429
†Cemex Latam Holdings	12,152	101,188
Siam Cement	2,299	29,710
Siam Cement NVDR	1,800	23,262
Ultratech Cement	1,758	64,159

		354,748

Diversified Financial Services–0.06%
Remgro	3,086	60,031

		60,031

Diversified Telecommunication Services–0.29%
China Telecom	98,000	45,224
China Unicom Hong Kong ADR	3,900	51,324
Chunghwa Telecom ADR	1,903	58,384
†KT ADR	7,400	102,786

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
Telefonica Brasil ADR	2,880	$61,171

		318,889

Electronic Equipment, Instruments & Components–0.21%
Hon Hai Precision Industry	57,879	164,361
†LG Display ADR	4,800	60,000

		224,361

Food & Staples Retailing–0.12%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	78,768
Wal-Mart de Mexico Series V	23,759	56,597

		135,365

Food Products–0.51%
Brasil Foods ADR	7,040	140,659
China Mengniu Dairy	32,000	160,599
@Lotte Confectionery	61	104,426
Tingyi Cayman Islands Holding	22,000	63,199
@Uni-President China Holdings	103,000	86,607

		555,490

Hotels, Restaurants & Leisure–0.07%
Arcos Dorados Holdings	7,700	77,616

		77,616

Household Durables–0.04%
LG Electronics	786	48,029

		48,029

Insurance–0.07%
Samsung Life Insurance	844	79,739

		79,739

Internet Software & Services–0.48%
†Baidu ADR	2,000	304,760
†SINA	1,500	90,615
†Sohu.com	1,900	123,671

		519,046

IT Services–0.02%
†WNS Holdings ADR	1,440	25,920

		25,920

Media–0.18%
Grupo Televisa ADR	5,900	196,411

		196,411

Metals & Mining–0.19%
†Anglo American Platinum	885	39,714
†ArcelorMittal South Africa	5,092	16,205
@Gerdau	3,800	19,616
Gerdau ADR	2,800	17,948
Impala Platinum Holdings	2,077	23,600

LVIP Delaware Foundation® Moderate Allocation Fund––7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Vale ADR	6,700	$92,661

		209,744

Multiline Retail–0.04%
Woolworths Holdings	6,705	46,664

		46,664

Oil, Gas & Consumable Fuels–1.02%
Cairn India	9,217	51,216
China Petroleum & Chemical	52,750	47,183
CNOOC ADR	300	45,543
Gazprom ADR	16,700	128,828
LUKOIL ADR	1,700	95,073
Petroleo Brasileiro ADR	13,300	174,895
PTT - Foreign	5,824	52,986
#@Reliance Industries GDR 144A	10,900	338,670
Rosneft GDR	10,900	72,684
Sasol ADR	1,500	83,820
Tambang Batubara Bukit Asam Persero	34,500	28,492

		1,119,390

Paper & Forest Products–0.08%
†Fibria Celulose ADR	7,831	86,611

		86,611

Personal Products–0.09%
Hypermarcas	13,700	99,373

		99,373

Real Estate Management & Development–0.08%
#†=Etalon Group GDR 144A	3,000	11,670
UEM Sunrise	111,206	75,095

		86,765

Road & Rail–0.03%
All America Latina Logistica	9,550	31,686

		31,686

Semiconductors & Semiconductor Equipment–0.73%
MediaTek	7,000	103,612
Samsung Electronics	396	500,401
Taiwan Semiconductor Manufacturing	19,204	75,559
Taiwan Semiconductor Manufacturing ADR	3,500	70,070
United Microelectronics	121,600	51,619

		801,261

Wireless Telecommunication Services–0.95%
America Movil ADR	3,100	61,628
China Mobile ADR	1,600	72,944
MegaFon GDR	3,300	93,020
Mobile Telesystems ADR	2,900	50,721

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
MTN Group	3,319	$67,935
SK Telecom ADR	15,100	340,807
Tim Participacoes ADR	8,700	225,852
†Turkcell Iletisim Hizmetleri ADR	4,200	57,834
Vodacom Group	5,683	70,136

		1,040,877

Total Emerging Markets (Cost $7,174,115)		8,077,564

Total Common Stock (Cost $37,435,733)		55,904,978

CONVERTIBLE PREFERRED STOCK–0.26%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	475	11,496
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,324
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	15	16,809
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	118	6,817
6.125% exercise price $65.27, expiration date 4/1/16	118	6,785
Goodyear Tire & Rubber 5.875% exercise price $18.13, expiration date 3/31/14	500	36,645
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	37	27,750
HealthSouth 6.50% exercise price $30.17, expiration date 12/31/49	21	27,384
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	18	23,220
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	595	31,922
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	1,200	36,960
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	314	33,029

LVIP Delaware Foundation® Moderate Allocation Fund––8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	17	$19,941

Total Convertible Preferred Stock (Cost $275,084)		289,082

EXCHANGE-TRADED FUNDS–8.65%
iShares MSCI EAFE Growth Index ETF	67,280	4,774,189
iShares MSCI EAFE Index ETF	13,530	908,810
Vanguard FTSE Developed Markets ETF	91,760	3,786,935

Total Exchange-Traded Funds (Cost $6,947,563)		9,469,934

PREFERRED STOCK–0.30%
Alabama Power 5.625%	1,650	39,996
#Ally Financial 144A 7.00%	200	198,537
•Integrys Energy Group 6.00%	1,900	47,899
National Retail Properties 5.70%	950	19,893
Public Storage 5.20%	1,000	21,020

Total Preferred Stock (Cost $330,927)		327,345

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.494% 11/25/32	413	377

Total Agency Asset-Backed Security (Cost $413)		377

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.42%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	10,585	12,195
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	5,019	5,725
Series 2003-26 AT 5.00% 11/25/32	20,017	20,781
Series 2010-41 PN 4.50% 4/25/40	40,000	42,790
•*Series 2012-122 SD 5.946% 11/25/42	92,631	20,546
*Series 2013-38 AI 3.00% 4/25/33	186,678	31,122

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-44 DI 3.00% 5/25/33	184,366	$30,931
Freddie Mac REMICs Series 1730 Z 7.00% 5/15/24	3,847	4,368
Series 2326 ZQ 6.50% 6/15/31	16,852	18,765
Series 2557 WE 5.00% 1/15/18	12,064	12,748
Series 3173 PE 6.00% 4/15/35	4,005	4,017
Series 3656 PM 5.00% 4/15/40	70,000	75,542
Series 4065 DE 3.00% 6/15/32	5,000	4,874
*Series 4185 LI 3.00% 3/15/33	93,800	15,745
*Series 4191 CI 3.00% 4/15/33	94,914	14,586
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	13,110	14,782
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	100,416
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	30,000	31,101

Total Agency Collateralized Mortgage Obligations (Cost $450,193)		461,034

AGENCY MORTGAGE-BACKED SECURITIES–4.83%
Fannie Mae 6.50% 8/1/17	2,239	2,348
Fannie Mae ARM •2.411% 5/1/43	25,133	24,799
•2.417% 4/1/36	3,061	3,241
•2.44% 11/1/35	2,410	2,556
•2.546% 6/1/43	8,989	8,945
•3.293% 9/1/43	32,544	33,386
•2.274% 3/1/38	3,561	3,779
•5.818% 8/1/37	5,529	5,952
Fannie Mae Relocation 30 yr 5.00% 11/1/34	1,324	1,430
Fannie Mae S.F. 15 yr 2.50% 10/1/27	28,853	28,927
2.50% 2/1/28	66,302	66,474
3.00% 11/1/27	10,530	10,832
3.00% 5/1/28	6,435	6,622
3.50% 7/1/26	21,077	22,116
4.00% 4/1/24	10,116	10,712
4.00% 5/1/25	16,584	17,561
4.00% 6/1/25	60,597	64,146
4.00% 11/1/25	74,484	79,173
4.00% 12/1/26	28,573	30,257
4.00% 5/1/27	56,794	60,187
4.50% 4/1/18	3,217	3,409
5.00% 5/1/21	6,396	6,846
5.50% 4/1/23	6,835	7,436
Fannie MaeS.F.15 yr TBA 2.50% 4/1/28	879,000	878,313

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA (continued)
3.00% 4/1/28	736,000	$756,010
3.50% 4/1/26	390,000	408,891
Fannie Mae S.F. 20 yr 3.00% 8/1/33	12,568	12,547
3.00% 9/1/40	23,328	23,289
3.50% 4/1/33	3,694	3,802
3.50% 9/1/33	17,514	18,054
4.00% 2/1/31	20,646	21,792
5.00% 11/1/23	1,640	1,786
6.00% 9/1/29	16,105	18,045
Fannie Mae S.F. 30 yr 3.00% 7/1/42	24,405	23,586
3.00% 10/1/42	378,513	365,811
3.00% 12/1/42	63,401	61,273
3.00% 1/1/43	170,441	164,722
3.00% 2/1/43	14,158	13,683
3.00% 4/1/43	90,428	87,393
3.50% 7/1/42	4,377	4,407
4.00% 11/1/40	8,805	9,153
4.00% 1/1/41	40,496	42,108
4.00% 1/1/43	21,262	22,103
4.00% 5/1/43	19,106	19,896
4.00% 8/1/43	10,630	11,059
4.50% 7/1/36	7,305	7,791
4.50% 11/1/40	21,026	22,448
4.50% 2/1/41	10,113	10,795
4.50% 3/1/41	33,145	35,379
4.50% 5/1/41	6,819	7,301
4.50% 10/1/41	6,398	6,824
5.00% 2/1/35	7,462	8,168
5.00% 7/1/35	12,087	13,179
5.00% 10/1/35	28,276	30,826
5.00% 11/1/35	8,679	9,466
5.00% 4/1/37	7,284	7,932
5.00% 8/1/37	2,449	2,673
5.00% 2/1/38	7,916	8,637
5.50% 2/1/33	23,454	26,110
5.50% 11/1/34	8,343	9,281
5.50% 3/1/35	4,663	5,182
5.50% 6/1/35	8,254	9,168
5.50% 1/1/36	4,820	5,371
5.50% 1/1/37	369	410
5.50% 4/1/37	29,143	32,341
5.50% 8/1/37	332	369
5.50% 1/1/38	423	467
5.50% 2/1/38	9,155	10,182
5.50% 6/1/38	1,222	1,348
5.50% 10/1/39	80,971	89,272
5.50% 7/1/40	23,669	26,109
6.00% 9/7/36	39,950	44,539
6.00% 2/1/37	9,800	10,938
6.00% 8/1/37	23,454	26,171

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/37	3,681	$4,110
6.00% 11/1/37	4,025	4,493
6.00% 10/1/38	35,456	39,427
6.00% 1/1/39	16,276	18,100
6.00% 9/1/39	139,061	154,705
6.00% 9/1/40	12,821	14,308
6.50% 2/1/36	8,565	9,767
7.50% 6/1/31	6,524	7,761
Fannie Mae S.F. 30 yr TBA 3.00% 5/1/43	74,000	71,213
3.50% 5/1/43	60,000	60,150
4.00% 4/1/42	145,000	150,709
4.00% 5/1/43	12,000	12,429
4.50% 5/1/43	359,000	381,662
Freddie Mac ARM •2.265% 10/1/36	3,992	4,297
•2.464% 4/1/34	1,584	1,681
•2.495% 7/1/36	2,995	3,194
•2.537% 1/1/44	86,179	87,791
Freddie Mac S.F. 15 yr 3.50% 10/1/26	7,801	8,186
4.50% 8/1/24	25,609	27,413
4.50% 7/1/25	5,356	5,735
4.50% 6/1/26	11,006	11,782
5.00% 6/1/18	2,335	2,476
5.50% 6/1/20	2,721	2,953
Freddie Mac S.F. 30 yr 3.00% 10/1/42	27,893	26,931
3.00% 11/1/42	22,097	21,347
4.00% 11/1/40	14,923	15,487
4.00% 12/1/40	1,773	1,840
4.00% 2/1/42	8,174	8,483
4.50% 6/1/39	4,962	5,289
4.50% 10/1/39	29,470	31,427
4.50% 10/1/43	8,630	9,254
5.50% 6/1/36	2,303	2,540
5.50% 11/1/36	4,664	5,138
5.50% 6/1/38	2,954	3,242
5.50% 3/1/40	11,908	13,072
5.50% 8/1/40	27,756	30,467
5.50% 1/1/41	12,229	13,424
6.00% 8/1/38	39,846	44,535
6.00% 5/1/40	5,700	6,327
7.00% 11/1/33	2,983	3,451
Freddie Mac S.F. 30 yr TBA 5.50% 5/1/38	20,000	21,969
GNMA I S.F. 30 yr 7.50% 1/15/32.	1,817	2,193

Total Agency Mortgage-Backed Securities (Cost $5,285,603)		5,288,292

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.56%
Banc of America Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	10,000	$10,818
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.892% 2/10/51	10,000	11,100
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44	25,000	25,756
Commercial Mortgage Pass Through Certificates Trust
•¿Series 2005-C6 A5A 5.116% 6/10/44	24,908	25,993
¿Series 2014-CR16 A4 4.051% 4/10/47	45,000	46,348
¿Series 2014-LC15 A4 4.006% 4/10/47	55,000	56,561
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.466% 2/15/39	4,233	4,306
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.435% 4/25/20	10,000	11,023
#•Series 2012-K19 B 144A 4.037% 5/25/45	10,000	9,929
#•Series 2012-K22 B 144A 3.687% 8/25/45	25,000	24,071
#•Series 2012-K708 B 144A 3.759% 2/25/45	70,000	71,484
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	30,306	30,370
Series 2005-GG4 A4A 4.751% 7/10/39	19,072	19,608
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	21,360
Series 2014-GC20 A5 3.998% 4/10/47	25,000	25,750
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.477% 8/12/37	10,000	10,733
Series 2006-LDP8 AM 5.44% 5/15/45	39,000	42,573
Series 2011-C5 A3 4.171% 8/15/46	40,000	42,435
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,747	3,886
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,389

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.208% 11/14/42	50,000	$52,338
•Series 2007-T27 A4 5.648% 6/11/42	26,000	29,098
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	25,000	24,004

Total Commercial Mortgage-Backed Securities (Cost $598,834)		614,933

CONVERTIBLE BONDS–0.96%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	26,000	21,807
Alere 3.00% exercise price $43.98, expiration date 5/15/16	31,000	34,236
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	27,000	29,497
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	33,000	35,145
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	25,000	28,000
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	15,000	16,987
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	15,000	14,137
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	11,000	11,247
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	18,000	25,279
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	23,000	17,077
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	28,000	27,475
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	10,000	22,594
fGeneral Cable 4.50% exercise price $35.88, expiration date 11/15/29	35,000	35,263

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	11,000	$34,238
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	25,000	30,969
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	28,000	28,683
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	13,000	23,652
Intel 3.25% exercise price $21.71, expiration date 8/1/39	21,000	29,400
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	32,000	34,180
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	18,000	24,053
Lam Research 1.25% exercise price $63.02, expiration date 5/11/18	21,000	26,158
#Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30	13,000	21,019
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	25,000	31,078
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	21,000	22,076
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	34,000	34,637
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	51,000	53,805
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	13,000	18,956
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	36,806
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	31,000	31,213
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	52,000	62,010
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	18,000	14,647

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14	13,000	$25,878
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	22,000	36,286
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	6,000	17,929
Steel Dynamics 5.125% exercise price $17.10, expiration date 6/15/14	13,000	14,089
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	16,000	13,650
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	25,000	26,266
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	15,000	20,625
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	14,000	23,153

Total Convertible Bonds (Cost $883,917)		1,054,200

CORPORATE BONDS–20.39%
Aerospace & Defense–0.06%
DigitalGlobe 5.25% 2/1/21	30,000	29,775
TransDigm 7.50% 7/15/21	30,000	33,375

		63,150

Air Freight & Logistics–0.04%
Hunt (J.B.) Transport Services 2.40% 3/15/19	10,000	9,928
3.85% 3/15/24	25,000	25,000
#LSB Industries 144A 7.75% 8/1/19	10,000	10,775

		45,703

Airlines–0.01%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	15,000	15,057

		15,057

Auto Components–0.16%
American Axle & Manufacturing 6.25% 3/15/21	25,000	26,750
Delphi 5.00% 2/15/23	20,000	21,250
6.125% 5/15/21	50,000	55,750

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
TRW Automotive #144A 4.45% 12/1/23		50,000	$50,375
#144A 4.50% 3/1/21		25,000	25,813

			179,938

Automobiles–0.35%
Ford Motor 7.45% 7/16/31		45,000	57,894
General Motors #144A 3.50% 10/2/18		40,000	40,950
#144A 6.25% 10/2/43		25,000	27,187
#Hyundai Capital America 144A 2.55% 2/6/19		45,000	45,027
#Jaguar Land Rover Automotive 144A 5.625% 2/1/23		150,000	156,937
Toyota Finance Australia 3.04% 12/20/16	NZD	60,000	49,625

			377,620

Beverages–0.22%
Constellation Brands 6.00% 5/1/22		30,000	33,300
PepsiCo 3.60% 3/1/24		40,000	40,134
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	170,528

			243,962

Biotechnology–0.18%
Celgene 3.95% 10/15/20		90,000	94,186
Gilead Sciences 3.70% 4/1/24		70,000	70,175
Immucor 11.125% 8/15/19		30,000	34,050

			198,411

Building Products–0.05%
#Masonite International 144A 8.25% 4/15/21		15,000	16,631
Nortek 8.50% 4/15/21		35,000	39,287

			55,918

Capital Markets–0.44%
E Trade Financial 6.375% 11/15/19		20,000	21,850
Jefferies Group 5.125% 1/20/23		20,000	21,058
6.45% 6/8/27		30,000	32,221
6.50% 1/20/43		10,000	10,509
Lazard Group 4.25% 11/14/20		10,000	10,375
6.85% 6/15/17		105,000	119,465
Morgan Stanley 4.10% 5/22/23		130,000	128,925
#Nuveen Investments 144A 9.50% 10/15/20		25,000	26,750
•RBS Capital Trust I 2.099% 12/29/49		30,000	29,250

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
State Street 3.10% 5/15/23		90,000	$85,721

			486,124

Chemicals–0.30%
CF Industries 5.15% 3/15/34		30,000	30,943
6.875% 5/1/18		105,000	122,495
7.125% 5/1/20		30,000	35,714
Mosaic 5.625% 11/15/43		30,000	32,338
#Murphy Oil USA 144A 6.00% 8/15/23		50,000	51,875
PolyOne 5.25% 3/15/23		15,000	15,150
Potash 3.625% 3/15/24		25,000	24,846
#TPC Group 144A 8.75% 12/15/20		15,000	16,519

			329,880

Commercial Banks–1.31%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	50,000	45,370
•3.505% 11/6/18	AUD	49,000	45,508
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	207,000
BB&T 5.25% 11/1/19		122,000	137,558
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	162,937
City National 5.25% 9/15/20		40,000	44,666
Northern Trust 3.95% 10/30/25		35,000	35,293
PNC Funding 5.625% 2/1/17		38,000	42,096
#•PNC Preferred Funding Trust II 144A 1.456% 3/31/49		100,000	96,000
Santander Holdings USA 3.45% 8/27/18		40,000	41,427
SVB Financial Group 5.375% 9/15/20		105,000	116,844
#Turkiye Is Bankasi 144A 7.85% 12/10/23		200,000	206,900
•USB Capital IX 3.50% 10/29/49		140,000	118,300
Zions Bancorp 4.50% 3/27/17		45,000	48,075
4.50% 6/13/23		55,000	54,999
7.75% 9/23/14		25,000	25,772

			1,428,745

Commercial Services & Supplies–0.91%
#Algeco Scotsman Global Finance 144A 10.75% 10/15/19		200,000	222,500
Avis Budget Car Rental 5.50% 4/1/23		73,000	73,913

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Brambles USA 144A 3.95% 4/1/15	20,000	$20,571
Broadridge Financial Solutions 3.95% 9/1/20	40,000	40,699
HD Supply 7.50% 7/15/20	10,000	10,963
11.50% 7/15/20	65,000	77,513
International Lease Finance 5.875% 4/1/19	20,000	21,950
6.25% 5/15/19	44,000	48,730
8.25% 12/15/20	125,000	151,499
8.75% 3/15/17	80,000	94,200
#Prestige Brands 144A 5.375% 12/15/21	50,000	51,437
Reynolds Group Issuer 8.25% 2/15/21	100,000	109,625
Spectrum Brands 6.375% 11/15/20	20,000	21,750
United Rentals North America 5.75% 11/15/24	45,000	45,394

		990,744

Communications Equipment–0.13%
#Avaya 144A 7.00% 4/1/19	10,000	9,975
Cisco Systems 2.90% 3/4/21	50,000	50,051
3.625% 3/4/24	35,000	35,365
Juniper Networks 4.50% 3/15/24	45,000	45,650

		141,041

Computers & Peripherals–0.18%
#Freescale Semiconductor 144A 6.00% 1/15/22	20,000	21,275
#NCR Escrow 144A 6.375% 12/15/23	40,000	42,700
NetApp 2.00% 12/15/17	30,000	30,339
3.25% 12/15/22	65,000	60,765
Seagate HDD Cayman #144A 3.75% 11/15/18	20,000	20,650
#144A 4.75% 6/1/23	25,000	24,813

		200,542

Construction & Engineering–0.04%
#Builders FirstSource 144A 7.625% 6/1/21	35,000	37,975
URS 3.85% 4/1/17	10,000	10,357

		48,332

Construction Materials–0.02%
Headwaters 7.625% 4/1/19	25,000	27,063

		27,063

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–0.12%
Fifth Third Bancorp 4.30% 1/16/24		40,000	$40,633
SunTrust Banks 2.35% 11/1/18		60,000	60,086
Wells Fargo 3.00% 1/22/21		30,000	30,067

			130,786

Containers & Packaging–0.39%
Ball 4.00% 11/15/23		60,000	56,400
5.00% 3/15/22		30,000	30,900
Berry Plastics 9.75% 1/15/21		25,000	29,156
#Consolidated Container 144A 10.125% 7/15/20		10,000	10,675
Crown Americas 4.50% 1/15/23		10,000	9,600
Packaging Corporation of America 4.50% 11/1/23		20,000	20,742
#Plastipak Holdings 144A 6.50% 10/1/21		25,000	26,344
Reynolds Group Issuer 9.00% 4/15/19		100,000	107,500
Rock Tenn 3.50% 3/1/20		45,000	45,705
4.00% 3/1/23		20,000	20,147
4.45% 3/1/19		10,000	10,725
#Sealed Air 144A 6.50% 12/1/20		50,000	55,375

			423,269

Diversified Consumer Services–0.20%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	135,492
#Service Corp International 144A 5.375% 1/15/22		40,000	40,700
Yale University 2.90% 10/15/14		40,000	40,530

			216,722

Diversified Financial Services–1.22%
Bank of America 2.00% 1/11/18		20,000	19,981
2.65% 4/1/19		45,000	45,196
4.00% 4/1/24		105,000	105,091
#Comcel Trust 144A 6.875% 2/6/24		200,000	209,750
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	91,367
General Electric Capital 2.10% 12/11/19		35,000	34,764
4.375% 9/16/20		180,000	195,780
6.00% 8/7/19		75,000	88,150
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	13,000	11,847

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital European Funding 2.25% 7/20/20	EUR	48,000	$67,932
Goldman Sachs Group 4.00% 3/3/24		55,000	54,867
#•HBOS Capital Funding 144A 6.071% 6/29/49		85,000	85,425
JPMorgan Chase •0.865% 1/28/19		25,000	25,006
3.875% 2/1/24		95,000	96,047
•6.75% 8/29/49		55,000	58,163
Morgan Stanley •1.087% 1/24/19		26,000	26,067
2.50% 1/24/19		10,000	9,983
5.00% 11/24/25		55,000	56,715
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		50,000	47,375
PHH 7.375% 9/1/19		10,000	11,100

			1,340,606

Diversified Telecommunication Services–1.04%
AT&T 2.30% 3/11/19		40,000	39,839
3.90% 3/11/24		65,000	64,949
Bell Canada 3.35% 3/22/23	CAD	35,000	30,675
CenturyLink 5.80% 3/15/22		105,000	107,887
6.75% 12/1/23		30,000	31,987
Hughes Satellite Systems 7.625% 6/15/21		10,000	11,325
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		20,000	19,675
Intelsat Luxembourg #144A 7.75% 6/1/21		30,000	31,687
#144A 8.125% 6/1/23		145,000	154,244
Level 3 Financing #144A 6.125% 1/15/21		20,000	21,150
7.00% 6/1/20		25,000	27,219
#SBA Tower Trust 144A 2.24% 4/15/18		35,000	34,404
#SES 144A 3.60% 4/4/23		110,000	106,905
Telefonica Emisiones 6.421% 6/20/16		10,000	11,079
Telefonica Emisiones SAU 4.57% 4/27/23		150,000	153,754
Verizon Communications 4.15% 3/15/24		40,000	40,720
5.05% 3/15/34		35,000	36,019
5.15% 9/15/23		140,000	153,494
6.40% 9/15/33		25,000	29,769

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Windstream 7.50% 4/1/23	5,000	$5,275
7.75% 10/1/21	20,000	21,600

		1,133,656

Electric Utilities–1.35%
#•AES Gener 144A 8.375% 12/18/73	200,000	212,500
#American Transmission Systems 144A 5.25% 1/15/22	75,000	80,956
Cleveland Electric Illuminating 5.50% 8/15/24	35,000	39,578
ComEd Financing III 6.35% 3/15/33	50,000	49,500
Electricite de France #144A 4.875% 1/22/44	40,000	40,022
#•144A 5.25% 12/29/49	100,000	100,400
Entergy Arkansas 3.70% 6/1/24	25,000	25,426
Entergy Louisiana 4.05% 9/1/23	90,000	94,237
Great Plains Energy 4.85% 6/1/21	45,000	48,670
f5.292% 6/15/22	65,000	72,212
Indiana Michigan Power 3.20% 3/15/23	55,000	53,537
Ipalco Enterprises 5.00% 5/1/18	35,000	37,187
LG&E & KU Energy 4.375% 10/1/21	130,000	137,008
#MidAmerican Energy Holdings 144A 3.75% 11/15/23	70,000	69,777
NextEra Energy Capital Holdings 3.625% 6/15/23	25,000	24,228
•6.35% 10/1/66	75,000	73,729
NV Energy 6.25% 11/15/20	85,000	99,371
Pennsylvania Electric 5.20% 4/1/20	75,000	82,110
•PPL Capital Funding 6.70% 3/30/67	35,000	35,199
Public Service of New Hampshire 3.50% 11/1/23	30,000	30,122
Public Service of Oklahoma 5.15% 12/1/19	60,000	66,812

		1,472,581

Electronic Equipment, Instruments & Components–0.08%
Thermo Fisher Scientific 2.40% 2/1/19	50,000	49,847
4.15% 2/1/24	35,000	36,082

		85,929

Energy Equipment & Services–0.16%
Bristow Group 6.25% 10/15/22	40,000	42,550
#Drill Rigs Holdings 144A 6.50% 10/1/17	55,000	57,613

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Exterran Partners 6.00% 4/1/21	10,000	$10,000
Hercules Offshore #144A 6.75% 4/1/22	10,000	9,713
#144A 8.75% 7/15/21	10,000	10,900
Key Energy Services 6.75% 3/1/21	40,000	42,250

		173,026

Food & Staples Retailing–0.14%
CVS Caremark 4.00% 12/5/23	75,000	76,779
Kroger 3.30% 1/15/21	55,000	55,032
Rite Aid 9.25% 3/15/20	20,000	22,875

		154,686

Food Products–0.02%
Smithfield Foods 6.625% 8/15/22	25,000	27,125

		27,125

Gas Utilities–0.08%
AmeriGas Finance 7.00% 5/20/22	75,000	82,313

		82,313

Health Care Equipment & Supplies–0.45%
Alere 7.25% 7/1/18	5,000	5,525
Biomet 6.50% 8/1/20	15,000	16,230
6.50% 10/1/20	60,000	64,050
Boston Scientific 2.65% 10/1/18	30,000	30,258
6.00% 1/15/20	65,000	74,697
CareFusion 6.375% 8/1/19	95,000	108,579
Kinetic Concepts 10.50% 11/1/18	30,000	34,613
Zimmer Holdings 3.375% 11/30/21	70,000	71,036
4.625% 11/30/19	80,000	88,753

		493,741

Health Care Providers & Services–0.55%
Community Health Systems #144A 6.875% 2/1/22	20,000	21,000
8.00% 11/15/19	15,000	16,556
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	21,350
HCA 5.00% 3/15/24	80,000	80,350
HCA Holdings 6.25% 2/15/21	72,000	77,256
7.75% 5/15/21	30,000	33,150
Highmark #144A 4.75% 5/15/21	40,000	39,348

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Highmark (continued) #144A 6.125% 5/15/41	15,000	$13,614
Laboratory Corporation of America Holdings 2.20% 8/23/17	55,000	55,713
McKesson 3.796% 3/15/24	85,000	85,254
#Milacron 144A 7.75% 2/15/21	20,000	21,700
#MultiPlan 144A 9.875% 9/1/18	25,000	27,250
Quest Diagnostics 2.70% 4/1/19	25,000	24,992
Tenet Healthcare #144A 6.00% 10/1/20	73,000	78,247
8.00% 8/1/20	10,000	10,950

		606,730

Hotels, Restaurants & Leisure–0.31%
International Game Technology 5.35% 10/15/23	85,000	91,039
#Landry’s 144A 9.375% 5/1/20	45,000	49,781
Marriott International 3.375% 10/15/20	40,000	40,381
MGM Resorts International 11.375% 3/1/18	10,000	12,975
#PF Chang’s China Bistro 144A 10.25% 6/30/20	10,000	10,575
Pinnacle Entertainment 8.75% 5/15/20	10,000	10,987
Wyndham Worldwide 4.25% 3/1/22	30,000	30,393
5.625% 3/1/21	45,000	49,235
Wynn Las Vegas #144A 4.25% 5/30/23	20,000	19,350
5.375% 3/15/22	20,000	20,975

		335,691

Household Durables–0.04%
#Allegion US Holding 144A 5.75% 10/1/21	45,000	47,587

		47,587

Independent Power Producers & Energy Traders–0.24%
AES 5.50% 3/15/24	95,000	94,525
7.375% 7/1/21	15,000	17,175
#Calpine 144A 6.00% 1/15/22	50,000	52,750
Exelon Generation 4.25% 6/15/22	85,000	86,354
NRG Energy 7.875% 5/15/21	15,000	16,575

		267,379

Insurance–0.77%
•Allstate 5.75% 8/15/53	45,000	47,334
•American International Group 8.175% 5/15/58	95,000	125,281

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	$50,756
•Chubb 6.375% 3/29/67	70,000	78,050
#Hockey Merger 144A 7.875% 10/1/21	30,000	32,175
•ING US 5.65% 5/15/53	30,000	29,970
Liberty Mutual Group #144A 4.25% 6/15/23	40,000	40,671
#144A 4.95% 5/1/22	15,000	16,083
#•144A 7.00% 3/15/37	20,000	21,000
MetLife 6.40% 12/15/36	50,000	53,000
6.817% 8/15/18	90,000	107,512
#Onex USI Aquisition 144A 7.75% 1/15/21	5,000	5,237
Prudential Financial 4.50% 11/15/20	20,000	21,717
•5.875% 9/15/42	40,000	41,950
6.00% 12/1/17	115,000	132,328
•XL Group 6.50% 12/31/49	40,000	39,550

		842,614

Internet & Catalog Retail–0.05%
#Netflix 144A 5.75% 3/1/24	50,000	52,000

		52,000

Internet Software & Services–0.46%
Amazon.com 2.50% 11/29/22	105,000	97,742
Baidu 3.25% 8/6/18	200,000	204,714
eBay 4.00% 7/15/42	25,000	22,201
Equinix 4.875% 4/1/20	12,000	12,330
5.375% 4/1/23	43,000	44,075
Google 3.375% 2/25/24	40,000	40,152
VeriSign 4.625% 5/1/23	20,000	19,300
Zayo Group 10.125% 7/1/20	55,000	64,006

		504,520

IT Services–0.38%
Fidelity National Information Services 3.50% 4/15/23	65,000	61,893
First Data 11.25% 1/15/21	65,000	74,506
11.75% 8/15/21	25,000	26,375
International Business Machines 3.625% 2/12/24	100,000	101,037
#SunGard Availability Services Capital 144A 8.75% 4/1/22	20,000	20,125
Total System Services 2.375% 6/1/18	10,000	9,870
3.75% 6/1/23	20,000	19,028

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Xerox 6.35% 5/15/18	85,000	$98,313

		411,147

Machinery–0.17%
Crane 2.75% 12/15/18	10,000	10,041
4.45% 12/15/23	50,000	51,559
General Electric 4.50% 3/11/44	30,000	30,591
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	75,000	76,721
Meritor 6.75% 6/15/21	15,000	15,937

		184,849

Media–1.04%
CC Holdings GS V 3.849% 4/15/23	15,000	14,619
CCO Holdings 5.25% 9/30/22	15,000	14,869
#Cequel Communications Holdings I 144A 6.375% 9/15/20	40,000	42,000
#Columbus International 144A 11.50% 11/20/14	100,000	106,875
Comcast 3.60% 3/1/24	35,000	35,263
4.75% 3/1/44	40,000	40,764
CSC Holdings 6.75% 11/15/21	40,000	44,900
DIRECTV Holdings 4.45% 4/1/24	50,000	50,241
DISH DBS 5.00% 3/15/23	35,000	35,350
5.875% 7/15/22	25,000	26,750
Gray Television 7.50% 10/1/20	30,000	32,700
Historic TW 6.875% 6/15/18	160,000	189,799
Interpublic Group 2.25% 11/15/17	25,000	25,257
3.75% 2/15/23	25,000	24,355
Lamar Media 5.00% 5/1/23	25,000	25,125
#MDC Partners 144A 6.75% 4/1/20	25,000	26,437
Nielsen Finance 4.50% 10/1/20	20,000	20,250
#Nielsen Luxembourg 144A 5.50% 10/1/21	20,000	20,975
SES Global Americas Holdings #144A 2.50% 3/25/19	5,000	4,975
#144A 5.30% 3/25/44	65,000	65,379
Sinclair Television Group 5.375% 4/1/21	20,000	19,950
6.125% 10/1/22	10,000	10,175
#Sirius XM Radio 144A 4.625% 5/15/23	30,000	28,350
Time Warner Cable 5.85% 5/1/17	25,000	28,127

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued) 8.25% 4/1/19	75,000	$93,545
#Univision Communications 144A 5.125% 5/15/23	40,000	41,100
Viacom 3.875% 4/1/24	45,000	44,982
5.25% 4/1/44	30,000	30,768

		1,143,880

Metals & Mining–0.48%
ArcelorMittal 10.35% 6/1/19	65,000	82,631
Barrick Gold 4.10% 5/1/23	50,000	47,520
Barrick North America Finance 5.75% 5/1/43	20,000	19,554
#FMG Resources August 2006 144A 6.875% 4/1/22	202,000	218,413
Novelis 8.75% 12/15/20	30,000	33,675
Rio Tinto Finance USA 3.50% 11/2/20	65,000	66,666
Ryerson 9.00% 10/15/17	15,000	16,219
11.25% 10/15/18	5,000	5,625
Teck Resources 3.75% 2/1/23	35,000	32,958

		523,261

Multi-Utilities–0.69%
Ameren Illinois 9.75% 11/15/18	170,000	222,925
CenterPoint Energy 5.95% 2/1/17	45,000	50,332
•Integrys Energy Group 6.11% 12/1/66	60,000	60,637
NiSource Finance 6.125% 3/1/22	110,000	126,928
•Puget Sound Energy 6.974% 6/1/67	110,000	113,397
SCANA 4.125% 2/1/22	60,000	60,580
•Wisconsin Energy 6.25% 5/15/67	120,000	123,687

		758,486

Oil, Gas & Consumable Fuels–2.99%
Canadian Natural Resources 3.80% 4/15/24	30,000	30,212
Chaparral Energy 7.625% 11/15/22	5,000	5,437
Chesapeake Energy 5.375% 6/15/21	5,000	5,287
5.75% 3/15/23	125,000	132,969
Continental Resources 4.50% 4/15/23	105,000	108,943
Ecopetrol 7.625% 7/23/19	47,000	56,576
El Paso Pipeline Partners Operating 6.50% 4/1/20	85,000	97,715

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enbridge Energy Partners 8.05% 10/1/37	95,000	$107,184
Energy Transfer Partners 5.15% 2/1/43	5,000	4,831
9.70% 3/15/19	48,000	62,084
#Energy XXI Gulf Coast 144A 7.50% 12/15/21	45,000	47,363
EnLink Midstream Partners 4.40% 4/1/24	55,000	56,184
5.60% 4/1/44	10,000	10,598
•Enterprise Products Operating 7.034% 1/15/68	110,000	124,680
#Gazprom Neft OAO Via Gaz Capital 144A 6.00% 11/27/23	200,000	196,750
Halcon Resources 8.875% 5/15/21	25,000	26,063
Husky Energy 4.00% 4/15/24	65,000	66,240
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	120,402
Laredo Petroleum 7.375% 5/1/22	40,000	44,600
Linn Energy 8.625% 4/15/20	15,000	16,369
MarkWest Energy Partners 5.50% 2/15/23	70,000	72,275
Midstates Petroleum 9.25% 6/1/21	40,000	42,000
Newfield Exploration 5.625% 7/1/24	40,000	41,700
Northern Oil and Gas 8.00% 6/1/20	15,000	16,013
#Oasis Petroleum 144A 6.875% 3/15/22	45,000	48,937
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	110,250
PDC Energy 7.75% 10/15/22	10,000	11,000
Petrobras Global Finance 3.00% 1/15/19	55,000	52,116
4.875% 3/17/20	20,000	20,094
6.25% 3/17/24	20,000	20,655
Petrobras International Finance 5.375% 1/27/21	41,000	41,669
Petrohawk Energy 7.25% 8/15/18	80,000	85,080
Petroleos de Venezuela 8.50% 11/2/17	45,000	37,800
Petroleos Mexicanos 5.50% 1/21/21	35,000	38,413
#144A 6.375% 1/23/45	10,000	10,813
6.50% 6/2/41	20,000	22,000
Plains All American Pipeline 8.75% 5/1/19	95,000	121,545

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production 6.50% 11/15/20	35,000	$38,719
Pride International 6.875% 8/15/20	125,000	149,420
Regency Energy Partners 4.50% 11/1/23	30,000	28,050
5.50% 4/15/23	40,000	40,500
#Samson Investment 144A 10.75% 2/15/20	25,000	27,375
SandRidge Energy 8.125% 10/15/22	195,000	213,525
Statoil 2.90% 11/8/20	35,000	35,364
Sunoco Logistics Partners Operations 3.45% 1/15/23	140,000	133,345
Talisman Energy 3.75% 2/1/21	40,000	39,833
5.50% 5/15/42	110,000	109,353
•TransCanada PipeLines 6.35% 5/15/67	115,000	119,427
Williams Partners 4.50% 11/15/23	20,000	20,503
7.25% 2/1/17	85,000	97,907
#Woodside Finance 144A 8.75% 3/1/19	85,000	108,023

		3,274,191

Paper & Forest Products–0.20%
Georgia-Pacific 8.00% 1/15/24	110,000	144,807
International Paper 6.00% 11/15/41	60,000	69,037

		213,844

Pharmaceuticals–0.12%
Par Pharmaceutical 7.375% 10/15/20	40,000	43,500
#Salix Pharmaceuticals 144A 6.00% 1/15/21	50,000	53,500
Valeant Pharmaceuticals International #144A 5.625% 12/1/21	10,000	10,525
#144A 7.00% 10/1/20	5,000	5,437
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	15,000	16,275

		129,237

Real Estate Investment Trusts–1.06%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	82,799
American Tower 5.00% 2/15/24	50,000	52,177
American Tower Trust I #144A 1.551% 3/15/43	20,000	19,564
#144A 3.07% 3/15/23	50,000	47,975

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CBL & Associates 5.25% 12/1/23	35,000	$36,082
Corporate Office Properties 3.60% 5/15/23	35,000	32,418
5.25% 2/15/24	45,000	47,041
CubeSmart 4.375% 12/15/23	15,000	15,145
DDR 4.625% 7/15/22	20,000	20,992
4.75% 4/15/18	40,000	43,406
7.50% 4/1/17	20,000	23,173
7.875% 9/1/20	70,000	87,054
Digital Realty Trust 5.25% 3/15/21	150,000	157,932
Duke Realty 3.625% 4/15/23	65,000	61,887
Host Hotels & Resorts 3.75% 10/15/23	60,000	58,220
4.75% 3/1/23	80,000	83,823
National Retail Properties 3.80% 10/15/22	5,000	4,943
Prologis 3.35% 2/1/21	30,000	29,724
Regency Centers 4.80% 4/15/21	50,000	53,572
5.875% 6/15/17	15,000	16,810
#WEA Finance 144A 4.625% 5/10/21	70,000	76,713
Weingarten Realty Investors 3.50% 4/15/23	70,000	66,199
Weyerhaeuser 4.625% 9/15/23	40,000	41,792

		1,159,441

Real Estate Management & Development–0.03%
WP Carey 4.60% 4/1/24	35,000	35,056

		35,056

Road & Rail–0.01%
Norfolk Southern 4.80% 8/15/43	10,000	10,316

		10,316

Software–0.20%
#Activision Blizzard 144A 6.125% 9/15/23	40,000	43,650
#BMC Software Finance 144A 8.125% 7/15/21	170,000	179,775

		223,425

Specialty Retail–0.18%
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	35,000	36,225
QVC #144A 3.125% 4/1/19	25,000	24,872
4.375% 3/15/23	85,000	83,918
#144A 4.85% 4/1/24	35,000	35,527

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Sally Holdings 5.75% 6/1/22	20,000	$21,250

		201,792

Textiles, Apparel & Luxury Goods–0.04%
Levi Strauss 6.875% 5/1/22	35,000	38,587

		38,587

Trading Companies & Distributors–0.02%
H&E Equipment Services 7.00% 9/1/22	20,000	22,100

		22,100

Transportation Infrastructure–0.10%
#DP World 144A 6.85% 7/2/37	100,000	108,650

		108,650

Wireless Telecommunication Services–0.61%
#Crown Castle Towers 144A 4.883% 8/15/20	270,000	293,162
Rogers Communications 5.00% 3/15/44	45,000	45,481
Sprint #144A 7.125% 6/15/24	105,000	110,513
#144A 7.25% 9/15/21	40,000	43,750
#144A 7.875% 9/15/23	35,000	38,587
Sprint Capital 6.90% 5/1/19	25,000	27,563
T-Mobile USA 6.125% 1/15/22	70,000	73,587
6.50% 1/15/24	20,000	21,000
6.836% 4/28/23	10,000	10,763

		664,406

Total Corporate Bonds (Cost $21,657,952)		22,325,859

MUNICIPAL BONDS–0.23%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	15,000	15,622
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1 5.125% 6/1/47	40,000	29,612
Series A-1 5.75% 6/1/47	40,000	32,374
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	5,000	5,218
Series AA 5.00% 6/15/44	20,000	20,899
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	15,000	17,764
New York City Water & Sewer System Series BB 5.00% 6/15/47	10,000	10,547

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Series I 5.00% 8/1/22	15,000	$17,557
New York State Thruway Authority Series A 5.00% 5/1/19	20,000	23,113
Oregon State Taxable Pension 5.892% 6/1/27	35,000	42,035
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	23,995
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	15,000	16,653

Total Municipal Bonds (Cost $243,034)		255,389

NON-AGENCY ASSET-BACKED SECURITIES–0.33%
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	98,965
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	100,000	99,930
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	2,806	2,811
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,060	12,860
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15	140,000	141,597

Total Non-Agency Asset-Backed Securities (Cost $355,736)		356,163

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	14,447	14,782
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	10,895	11,267
Series 2005-6 7A1 5.50% 7/25/20	2,041	2,082
•ChaseFlex Trust Series 2006-1 A4 5.246% 6/25/36	100,000	87,638
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	33,496	33,565
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 7.75% 9/19/27	9,578	10,060

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	33,653	$33,650
•MASTR ARM Trust Series 2003-6 1A2 2.825% 12/25/33	3,182	3,163
¿Structured Asset Securities Corp Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	18,405	19,007

Total Non-Agency Collateralized Mortgage Obligations (Cost $178,025)		215,214

«SENIOR SECURED LOANS–3.98%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	72,038	72,139
Allegion US Holding Tranche B 3.00% 9/27/20	124,688	124,688
ARAMARK Tranche E 3.25% 9/7/19	60,000	59,713
Azure Midstream Tranche B 6.50% 11/15/18	69,125	69,816
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	114,562	115,192
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	165,664	166,803
Calpine Construction Finance Tranche B 3.00% 5/3/20	119,100	117,686
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	4,949	4,955
Clear Channel Communications Tranche B 3.88% 1/29/16	75,000	74,183
Community Health Systems Tranche D 4.25% 1/27/21	82,966	83,825
Community Health Systems Tranche E 3.48% 1/25/17	21,772	21,955
Davita Tranche B 4.50% 10/20/16	44,089	44,375
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	48,747	49,006
Drillships Financing Holdings Tranche B1 6.00% 3/31/21	39,800	40,696
Emdeon 1st Lien 3.75% 11/2/18	63,209	63,351
First Data Tranche B 1st Lien 4.23% 3/24/21	217,237	218,119
Gray Television 4.75% 10/12/19	11,459	11,563
HCA Tranche B4 2.98% 5/1/18	89,550	89,625

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
HCA Tranche B5 1st Lien 2.98% 3/31/17	97,510	$97,588
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	239,733	240,378
HUB International Tranche B 1st Lien 4.75% 10/2/20	99,500	100,131
Huntsman International Tranche B 3.75% 10/15/20	195,000	195,884
Immucor Tranche B2 5.00% 8/17/18	39,254	39,483
Infor US Tranche B5 1st Lien 3.75% 6/3/20	155,027	155,182
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	110,553	111,071
KIK Custom Products 1st Lien 5.50% 4/29/19	125,000	124,922
Landry’s Tranche B 4.75% 4/24/18	32,995	33,238
Level 3 Financing Tranche B 4.00% 1/15/20	60,000	60,270
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,138
MultiPlan Tranche B 4.00% 8/18/17	20,678	20,800
NEP 4.25% 1/22/20	40,000	40,240
Novelis Tranche B 3.75% 3/10/17	37,516	37,610
Nuveen Investments 1st Lien 4.23% 5/13/17	55,000	55,270
Nuveen Investments 2nd Lien 6.50% 2/28/19	190,000	190,617
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	88,825	88,873
Patheon 4.25% 3/11/21	175,000	174,599
Ply Gem Industries 1st Lien 4.00% 1/30/21	110,000	110,309
Remy International Tranche B 1st Lien 4.25% 3/5/20	37,785	37,880
Samson Investment 2nd Lien 5.00% 9/25/18	70,000	70,875
Scientific Games International 4.25% 10/18/20	59,850	60,022
Sprouts Farmers 4.00% 4/23/20	52,715	52,816
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	150,000	150,750
Truven Health Analytics Tranche B 4.50% 6/6/19	4,925	4,950
Univision Communications Tranche C4 4.00% 3/1/20	164,776	164,879

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19		39,502	$39,724
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		55,174	55,496
Wide Open West Finance 4.75% 4/1/19		227,700	228,720
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		183,615	184,232

Total Senior Secured Loans (Cost $4,320,621)			4,359,637

ΔSOVEREIGN BONDS–1.06%
Brazil–0.04%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	117,000	48,935

			48,935

Gabon–0.19%
#Gabonese Republic 144A 6.375% 12/12/24		200,000	212,500

			212,500

Germany–0.04%
Bundesrepublik Deutschland 1.50% 2/15/23	EUR	27,400	38,098

			38,098

Hungary–0.03%
Hungary Government International Bond 4.00% 3/25/19		32,000	31,856

			31,856

Iceland–0.10%
#Republic of Iceland 144A 5.875% 5/11/22		100,000	108,551

			108,551

Mexico–0.05%
Mexican Bonos 6.50% 6/10/21	MXN	37,600	3,018
6.50% 6/9/22	MXN	626,000	49,533

			52,551

Norway–0.06%
Norway Government 5.00% 5/15/15	NOK	270,000	46,869
Norway Government Bond 4.25% 5/19/17	NOK	111,000	19,964

			66,833

Panama–0.04%
Panama Government International Bond 8.875% 9/30/27		34,000	47,260

			47,260

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland–0.02%
Poland Government Bond 5.75% 10/25/21	PLN	73,000	$26,773

			26,773

Republic of Korea–0.06%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	67,210,849	60,334

			60,334

Romania–0.03%
#Romanian Government International Bond 144A 4.875% 1/22/24		28,000	28,420

			28,420

Slovenia–0.19%
#Slovenia Government International Bond 144A 5.25% 2/18/24		200,000	207,964

			207,964

Sri Lanka–0.19%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	209,750

			209,750

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	75,000	10,964
4.25% 3/12/19	SEK	70,000	12,272

			23,236

Total Sovereign Bonds (Cost $1,121,859)			1,163,061

SUPRANATIONAL BANKS–0.11%
European Investment Bank 3.25% 1/29/24		80,000	81,029
•International Bank for Reconstruction & Development 2.865% 9/24/18	AUD	36,000	33,403

Total Supranational Banks (Cost $113,504)			114,432

U.S. TREASURY OBLIGATIONS–3.14%
U.S. Treasury Bonds 3.625% 2/15/44		595,000	601,973
3.75% 11/15/43		1,475,000	1,527,317
U.S. Treasury Notes 1.50% 2/28/19		80,000	79,206
2.375% 8/31/14		845,000	853,021
¥2.75% 2/15/24		380,000	380,861

Total U.S. Treasury Obligations (Cost $3,420,189)			3,442,378

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTION PURCHASED–0.00%
Currency Call Option–0.00%
USD vs CAD strike price CAD 1.144, expiration date 5/13/14	66,544	$86

Total Option Purchased (Cost $313)		86

	Number of Shares

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	20,538	20,538

Total Money Market Fund (Cost $20,538)		20,538

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–7.08%
≠Discounted Commercial Paper–7.08%
Abbey National North America 0.05% 4/1/14	5,000,000	$5,000,000
BNP Paribas Canada 0.001% 4/1/14	2,755,000	2,755,000

		7,755,000

Total Short-Term Investments (Cost $7,755,000)		7,755,000

TOTAL VALUE OF SECURITIES–103.58% (Cost $91,395,038)	113,417,932
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.58%)	(3,921,889)

NET ASSETS APPLICABLE TO 6,805,480 SHARES OUTSTANDING–100.00%	$109,496,043

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $8,228,781, which represents 7.52% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
~	100% of the income received on this PIK security was in the form of cash.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $957,769, which represents 0.87% of the Fund’s net assets.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $118,016, which represents 0.11% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2014.

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(89,145)	USD	124,084	4/25/14	$1,280
BAML	GBP	93,798	USD	(155,802)	4/25/14	549
BAML	NOK	(68,749)	USD	11,549	4/25/14	78
BAML	NZD	30,678	USD	(26,204)	4/24/14	367
BCLY	MXN	(303,680)	USD	22,930	4/25/14	(286)
BNP	AUD	12,067	USD	(10,923)	4/24/14	248
BNYM	CAD	12,546	USD	(11,378)	4/1/14	(28)
BNYM	CHF	(8,656)	USD	9,753	4/1/14	(39)
BNYM	CHF	(2,750)	USD	3,099	4/2/14	(12)
BNYM	EUR	33,542	USD	(46,202)	4/1/14	7
BNYM	GBP	8,773	USD	(14,601)	4/1/14	25
BNYM	JPY	2,873,570	USD	(28,162)	4/1/14	(320)
BNYM	NOK	21,613	USD	(3,607)	4/1/14	3
BNYM	SEK	35,992	USD	(5,569)	4/1/14	(8)
DB	NOK	(79,744)	USD	13,418	4/25/14	112
GSC	GBP	(26,700)	USD	44,478	4/25/14	(28)
JPMC	AUD	(43,617)	USD	39,528	4/24/14	(851)
JPMC	GBP	(39,637)	USD	65,471	4/25/14	(601)
JPMC	KRW	(53,478,200)	USD	49,989	4/25/14	(167)
JPMC	PLN	(30,215)	USD	9,956	4/25/14	(20)
MSC	IDR	170,816,030	USD	(14,938)	4/25/14	71
MSC	TRY	247	USD	(112)	4/25/14	3
TD	CAD	(58,182)	USD	52,076	4/25/14	(530)
TD	EUR	(66,544)	USD	91,746	4/25/14	77
TD	JPY	(930,942)	USD	9,240	4/25/14	219
UBS	CAD	(46,704)	USD	42,136	4/25/14	(92)

						$57

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	E-mini MSCI EAFE Index	$(827,523)	$(852,750)	6/23/14	$(25,227)
(18)	E-mini MSCI Emerging Markets Index	(833,576)	(887,490)	6/23/14	(53,914)
(21)	E-mini S&P 500 Index	(1,940,257)	(1,957,830)	6/23/14	(17,573)
(16)	U.S. Treasury 5 yr Notes	(1,901,202)	(1,903,250)	7/1/14	(2,048)
3	U.S. Treasury Long Bond	398,352	399,656	6/19/14	1,304

		$(5,104,206)			$(97,458)

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE - CDX.NA.HY.21	$210,000	5.00%	12/20/18	$(1,172)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BNYM–Bnak of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CHF–Swiss Franc

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

TRY–Turkish Lira

UBS–Union Bank of Switzerland

USD–United States Dollar

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$6,763,985	$172,028	6,936,013
Common Stock	42,293,030	13,611,948	—	55,904,978
Corporate Debt	125,645	27,903,133	—	28,028,778
Foreign Debt	—	1,277,493	—	1,277,493
Investment Companies	9,490,472	—	—	9,490,472
Municipal Bonds	—	255,389	—	255,389
U.S. Treasury Obligation	—	3,442,378	—	3,442,378
Short-Term Investments	—	7,755,000	—	7,755,000
Preferred Stock	128,808	198,537	—	327,345
Option Written	—	86	—	86

Total	$52,037,955	$61,207,949	$172,028	$113,417,932

Foreign Currency Exchange Contracts	$—	$57	$—	$57

Futures Contracts	$(97,458)	$—	$—	$(97,458)

Swap Contracts	$—	$(1,172)	$—	$(1,172)

As a result of international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.27%
Aerospace & Defense–4.70%
Honeywell International	210,300	$19,507,428
Lockheed Martin	97,400	15,899,576
Rockwell Collins	66,500	5,298,055
United Technologies	188,900	22,071,076

		62,776,135

Air Freight & Logistics–1.04%
FedEx	105,000	13,918,800

		13,918,800

Auto Components–0.50%
Borg Warner	107,800	6,626,466

		6,626,466

Automobiles–1.07%
Ford Motor	915,200	14,277,120

		14,277,120

Beverages–2.05%
Coca-Cola	99,400	3,842,804
PepsiCo	282,000	23,547,000

		27,389,804

Biotechnology–3.88%
†Alkermes	165,150	7,281,464
†Celgene	111,000	15,495,600
†Gilead Sciences	286,600	20,308,476
†Vertex Pharmaceuticals	124,000	8,769,280

		51,854,820

Capital Markets–4.56%
Ameriprise Financial	96,200	10,588,734
BlackRock	42,400	13,333,952
Invesco	280,500	10,378,500
Raymond James Financial	255,600	14,295,708
State Street	176,600	12,282,530

		60,879,424

Chemicals–2.51%
duPont (E.I.) deNemours	186,300	12,500,730
Eastman Chemical	160,000	13,793,600
Huntsman	293,700	7,172,154

		33,466,484

Commercial Banks–1.98%
Wells Fargo	532,665	26,494,757

		26,494,757

Commercial Services & Supplies–0.71%
Republic Services	276,800	9,455,488

		9,455,488

Communications Equipment–2.16%
Cisco Systems	358,400	8,031,744

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
QUALCOMM	263,900	$20,811,154

		28,842,898

Computers & Peripherals–4.11%
Apple	64,850	34,807,589
EMC	731,600	20,053,156

		54,860,745

Construction & Engineering–0.65%
URS	183,600	8,640,216

		8,640,216

Consumer Finance–1.27%
Capital One Financial	220,365	17,003,363

		17,003,363

Containers & Packaging–0.87%
MeadWestvaco	307,600	11,578,064

		11,578,064

Diversified Financial Services–4.53%
Citigroup	393,700	18,740,120
IntercontinentalExchange Group	58,650	11,602,728
JPMorgan Chase	497,300	30,191,083

		60,533,931

Diversified Telecommunication Services–1.59%
AT&T	605,100	21,220,857

		21,220,857

Electric Utilities–1.35%
Edison International	123,200	6,974,352
OGE Energy	301,600	11,086,816

		18,061,168

Electrical Equipment–0.83%
Eaton	148,000	11,117,760

		11,117,760

Energy Equipment & Services–2.52%
National Oilwell Varco	124,800	9,718,176
Schlumberger	245,400	23,926,500

		33,644,676

Food & Staples Retailing–1.64%
CVS Caremark	292,900	21,926,494

		21,926,494

Food Products–1.16%
General Mills	299,400	15,514,908

		15,514,908

Health Care Providers & Services–2.82%
†Express Scripts Holding	238,100	17,878,929

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group	240,900	$19,751,391

		37,630,320

Hotels, Restaurants & Leisure–2.35%
McDonald’s	178,200	17,468,946
Starbucks	190,500	13,978,890

		31,447,836

Household Products–2.91%
Kimberly-Clark	95,200	10,495,800
Procter & Gamble	352,300	28,395,380

		38,891,180

Industrial Conglomerates–1.99%
General Electric	1,024,300	26,519,127

		26,519,127

Insurance–2.86%
AFLAC	242,600	15,293,504
Prudential Financial	102,300	8,659,695
Travelers	166,600	14,177,660

		38,130,859

Internet Software & Services–2.75%
†Facebook Class A	217,300	13,090,152
†Google Class A	21,200	23,627,612

		36,717,764

IT Services–1.72%
Accenture Class A	200,300	15,967,916
International Business Machines	36,500	7,025,885

		22,993,801

Life Sciences Tools & Services–1.35%
Thermo Fisher Scientific	149,700	17,999,928

		17,999,928

Machinery–2.30%
Caterpillar	54,600	5,425,602
Cummins	59,700	8,894,703
Deere	68,400	6,210,720
Parker Hannifin	85,300	10,211,263

		30,742,288

Media–2.04%
Cinemark Holdings	106,200	3,080,862
Comcast Special Class A	296,600	14,462,216
Regal Entertainment Group Class A	169,448	3,165,289
Viacom Class B	77,248	6,565,308

		27,273,675

Multiline Retail–2.12%
Macy’s	250,400	14,846,216

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Nordstrom	215,600	$13,464,220

		28,310,436

Multi-Utilities–1.62%
MDU Resources Group	336,000	11,528,160
Sempra Energy	104,500	10,111,420

		21,639,580

Oil, Gas & Consumable Fuels–7.23%
Chevron	257,400	30,607,434
EOG Resources	79,000	15,497,430
Exxon Mobil	272,800	26,647,104
Marathon Oil	285,100	10,126,752
Occidental Petroleum	143,400	13,664,586

		96,543,306

Paper & Forest Products–0.49%
International Paper	142,000	6,514,960

		6,514,960

Pharmaceuticals–6.08%
AbbVie	368,300	18,930,620
Johnson & Johnson	44,300	4,351,589
Merck	392,600	22,287,902
Pfizer	878,042	28,202,709
Zoetis	256,592	7,425,772

		81,198,592

Professional Services–0.65%
Nielsen Holdings	195,000	8,702,850

		8,702,850

Real Estate Investment Trusts–2.59%
American Tower	163,800	13,410,306
Host Hotels & Resorts	641,564	12,985,255
National Retail Properties	237,300	8,144,136

		34,539,697

Road & Rail–1.99%
Hunt (J.B.) Transport Services	94,200	6,774,864
Union Pacific	105,300	19,760,598

		26,535,462

Semiconductors & Semiconductor Equipment–3.11%
Avago Technologies	254,300	16,379,463
Intel	552,200	14,252,282
Texas Instruments	231,000	10,891,650

		41,523,395

Software–2.63%
Microsoft	617,400	25,307,226
†salesforce.com	173,100	9,882,279

		35,189,505

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–1.99%
DSW Class A	253,924	$9,105,715
Tractor Supply	112,500	7,945,875
†Urban Outfitters	260,500	9,500,435

		26,552,025

Total Common Stock (Cost $722,382,072)		1,325,680,964

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.03%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	388,684	$388,684

Total Money Market Fund (Cost $388,684)		388,684

	Principal Amount°

SHORT-TERM INVESTMENT–0.71%
≠Discounted Commercial Paper–0.71%
Abbey National North America 0.05% 4/1/14	9,490,000	9,490,000

Total Short-Term Investment (Cost $9,490,000)		9,490,000

TOTAL VALUE OF SECURITIES–100.01% (Cost $732,260,756)	1,335,559,648
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(139,287)

NET ASSETS APPLICABLE TO 31,114,721 SHARES OUTSTANDING–100.00%	$1,335,420,361

†	Non-income producing for the period.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$1,325,680,964	$—	$1,325,680,964
Money Market Fund	388,684	—	388,684
Short-Term Investment	—	9,490,000	9,490,000

Total	$1,326,069,648	$9,490,000	$1,335,559,648

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Social Awareness Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.23%
Aerospace & Defense–1.15%
Rockwell Collins	108,100	$8,612,327

		8,612,327

Air Freight & Logistics–2.01%
FedEx	113,000	14,979,280

		14,979,280

Auto Components–1.06%
Borg Warner	128,400	7,892,748

		7,892,748

Automobiles–1.38%
Ford Motor	662,600	10,336,560

		10,336,560

Beverages–1.78%
PepsiCo	158,800	13,259,800

		13,259,800

Biotechnology–4.72%
†Alkermes	52,200	2,301,498
†Celgene	78,600	10,972,560
†Gilead Sciences	227,500	16,120,650
†Vertex Pharmaceuticals	82,200	5,813,184

		35,207,892

Capital Markets–6.92%
Ameriprise Financial	70,600	7,770,942
BlackRock	43,500	13,679,880
Invesco	279,800	10,352,600
Raymond James Financial	176,600	9,877,238
State Street	143,900	10,008,245

		51,688,905

Chemicals–2.05%
Eastman Chemical	99,700	8,595,137
Huntsman	275,400	6,725,268

		15,320,405

Commercial Banks–1.83%
U.S. Bancorp	318,500	13,650,910

		13,650,910

Communications Equipment–2.83%
Cisco Systems	249,000	5,580,090
QUALCOMM	197,400	15,566,964

		21,147,054

Computers & Peripherals–2.19%
EMC	595,200	16,314,432

		16,314,432

Consumer Finance–1.59%
Capital One Financial	153,450	11,840,202

		11,840,202

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–1.12%
MeadWestvaco	221,700	$8,344,788

		8,344,788

Diversified Financial Services–1.10%
IntercontinentalExchange Group	41,550	8,219,836

		8,219,836

Diversified Telecommunication Services–1.87%
AT&T	397,700	13,947,339

		13,947,339

Electric Utilities–1.11%
OGE Energy	225,600	8,293,056

		8,293,056

Electrical Equipment–1.73%
Acuity Brands	27,200	3,605,904
Roper Industries	69,800	9,318,998

		12,924,902

Energy Equipment & Services–1.74%
Baker Hughes	93,500	6,079,370
National Oilwell Varco	88,800	6,914,856

		12,994,226

Food & Staples Retailing–2.27%
CVS Caremark	226,300	16,940,818

		16,940,818

Food Products–2.14%
General Mills	308,800	16,002,016

		16,002,016

Health Care Equipment & Supplies–2.28%
Abbott Laboratories	195,800	7,540,258
Baxter International	129,000	9,491,820

		17,032,078

Health Care Providers & Services–4.49%
†Express Scripts Holding	192,300	14,439,807
UnitedHealth Group	232,400	19,054,476

		33,494,283

Hotels, Restaurants & Leisure–2.16%
Starbucks	220,200	16,158,276

		16,158,276

Insurance–4.45%
AFLAC	171,200	10,792,448
Prudential Financial	148,600	12,578,990
Travelers	116,200	9,888,620

		33,260,058

Internet Software & Services–2.94%
†Facebook Class A	157,100	9,463,704

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Google Class A	11,200	$12,482,512

		21,946,216

IT Services–2.83%
Accenture Class A	167,300	13,337,156
International Business Machines	40,500	7,795,845

		21,133,001

Life Sciences Tools & Services–1.61%
Thermo Fisher Scientific	100,100	12,036,024

		12,036,024

Machinery–3.60%
Cummins	33,000	4,916,670
Deere	128,200	11,640,560
Lincoln Electric Holdings	64,600	4,651,846
Parker Hannifin	47,600	5,698,196

		26,907,272

Media–5.33%
Comcast Class A	381,400	19,077,628
Nielsen Holdings	159,100	7,100,633
Regal Entertainment Group Class A	209,800	3,919,064
Viacom Class B	113,760	9,668,461

		39,765,786

Multiline Retail–3.95%
Macy’s	293,500	17,401,615
Nordstrom	193,900	12,109,055

		29,510,670

Oil, Gas & Consumable Fuels–5.18%
†Antero Resources	33,000	2,065,800
EOG Resources	96,200	18,871,554
EQT	47,500	4,606,075
Marathon Oil	369,200	13,113,984

		38,657,413

Paper & Forest Products–0.94%
International Paper	152,200	6,982,936

		6,982,936

Pharmaceuticals–4.16%
AbbVie	288,400	14,823,760

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Allergan	131,100	$16,269,510

		31,093,270

Real Estate Investment Trusts–2.03%
American Tower	114,100	9,341,367
National Retail Properties	170,100	5,837,832

		15,179,199

Road & Rail–0.48%
Hunt (J.B.) Transport Services	50,100	3,603,192

		3,603,192

Semiconductors & Semiconductor Equipment–4.88%
Avago Technologies	154,900	9,977,109
Intel	353,200	9,116,092
Maxim Integrated Products	244,400	8,094,528
Texas Instruments	196,700	9,274,405

		36,462,134

Software–2.90%
Microsoft	330,300	13,538,997
†salesforce.com	141,900	8,101,071

		21,640,068

Specialty Retail–2.43%
DSW Class A	193,490	6,938,550
Tractor Supply	84,100	5,939,983
†Urban Outfitters	145,200	5,295,444

		18,173,977

Total Common Stock (Cost $411,024,681)		740,953,349

MONEY MARKET FUND–0.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,731,581	6,731,581

Total Money Market Fund (Cost $6,731,581)		6,731,581

TOTAL VALUE OF SECURITIES–100.13% (Cost $417,756,262)	747,684,930
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(946,172)

NET ASSETS APPLICABLE TO 17,052,592 SHARES OUTSTANDING–100.00%	$746,738,758

†	Non-income producing for the period.

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Common Stock.	$740,953,349
Money Market Fund	6,731,581

Total	$747,684,930

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Special Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.14%
Auto Components–2.67%
Borg Warner	134,400	$8,261,568
Johnson Controls	94,200	4,457,544
†TRW Automotive Holdings	63,900	5,215,518

		17,934,630

Beverages–1.30%
Dr Pepper Snapple Group	160,400	8,735,384

		8,735,384

Capital Markets–1.83%
Raymond James Financial	219,550	12,279,432

		12,279,432

Chemicals–8.24%
Albemarle	163,000	10,826,460
Celanese Class A	240,000	13,322,400
Cytec Industries	127,700	12,464,797
FMC	89,100	6,821,496
†Grace (W.R.) & Co.	120,400	11,940,068

		55,375,221

Commercial Banks–8.79%
Associated Banc-Corp.	175,900	3,176,754
Bank of Hawaii	120,800	7,321,688
Comerica	300,700	15,576,260
East West Bancorp	471,800	17,220,700
First Horizon National	536,110	6,615,597
Hancock Holding	107,700	3,947,205
Zions Bancorp	168,800	5,229,424

		59,087,628

Commercial Services & Supplies–0.53%
Brink’s	126,000	3,597,300

		3,597,300

Construction & Engineering–1.76%
Chicago Bridge & Iron	43,000	3,747,450
KBR	304,200	8,116,056

		11,863,506

Containers & Packaging–1.65%
†Owens-Illinois	328,500	11,113,155

		11,113,155

Diversified Consumer Services–1.37%
Service International	463,800	9,220,344

		9,220,344

Electric Utilities–1.98%
Edison International	134,300	7,602,723
PPL	172,700	5,723,278

		13,326,001

Electrical Equipment–1.76%
Eaton	37,000	2,779,440

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Regal-Beloit	124,100	$9,023,311

		11,802,751

Electronic Equipment, Instruments & Components–1.75%
Avnet	252,900	11,767,437

		11,767,437

Energy Equipment & Services–5.20%
ENSCO	216,600	11,432,148
Helmerich & Payne	71,000	7,636,760
†Rowan Class A	165,400	5,570,672
Superior Energy Services	335,100	10,307,676

		34,947,256

Food Products–1.19%
Tyson Foods Class A	181,900	8,005,419

		8,005,419

Health Care Equipment & Supplies–1.29%
Becton, Dickinson	74,000	8,663,920

		8,663,920

Health Care Providers & Services–3.52%
Cigna	58,400	4,889,832
McKesson	53,500	9,446,495
Omnicare	73,400	4,379,778
Universal Health Services Class B	60,200	4,940,614

		23,656,719

Hotels, Restaurants & Leisure–1.53%
†Bloomin’ Brands	211,300	5,092,330
Starwood Hotels & Resorts Worldwide	64,900	5,166,040

		10,258,370

Household Durables–1.89%
D.R.Horton	280,933	6,082,199
Newell Rubbermaid	222,700	6,658,730

		12,740,929

Insurance–9.91%
American Financial Group	274,650	15,850,052
Berkley (W.R.)	197,350	8,213,707
HCC Insurance Holdings	225,300	10,248,897
Reinsurance Group of America	150,600	11,992,278
Torchmark	174,100	13,701,670
Validus Holdings	176,500	6,655,815

		66,662,419

IT Services–1.61%
†Fiserv	191,500	10,856,135

		10,856,135

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Equipment & Products–1.10%
Hasbro	132,500	$7,369,650

		7,369,650

Life Sciences Tools & Services–2.61%
Agilent Technologies	166,700	9,321,864
Thermo Fisher Scientific	68,400	8,224,416

		17,546,280

Machinery–2.41%
Cummins	41,200	6,138,388
ITT	235,400	10,065,704

		16,204,092

Media–0.79%
Meredith	113,900	5,288,377

		5,288,377

Multiline Retail–2.45%
Macy’s	166,600	9,877,714
Nordstrom	105,100	6,563,495

		16,441,209

Multi-Utilities–2.10%
Public Service Enterprise Group	161,400	6,155,796
Wisconsin Energy	171,500	7,983,325

		14,139,121

Oil, Gas & Consumable Fuels–5.02%
†Newfield Exploration	311,400	9,765,504
Tesoro	162,400	8,215,816
†Whiting Petroleum	227,400	15,779,286

		33,760,606

Pharmaceuticals–0.83%
†Actavis	27,100	5,578,535

		5,578,535

Professional Services–1.05%
ManpowerGroup	89,800	7,078,934

		7,078,934

Real Estate Investment Trusts–4.30%
Boston Properties	44,200	5,062,226
Brandywine Realty Trust	367,500	5,314,050
CBL & Associates Properties	270,800	4,806,700
Highwoods Properties	230,400	8,849,664
Kimco Realty	221,700	4,850,796

		28,883,436

Road & Rail–2.23%
Canadian National Railway	122,800	6,903,816
CSX	278,500	8,068,145

		14,971,961

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.76%
†Teradyne	258,000	$5,131,620

		5,131,620

Software–5.10%
†Adobe Systems	132,300	8,697,402
†Citrix Systems	56,500	3,244,795
Compuware	745,900	7,831,950
Symantec	209,300	4,179,721
†Synopsys	268,400	10,309,244

		34,263,112

Specialty Retail–1.87%
PETsMART	60,200	4,147,178
Staples	254,300	2,883,762
Tiffany & Co.	64,700	5,573,905

		12,604,845

Textiles, Apparel & Luxury Goods–1.09%
VF	118,400	7,326,592

		7,326,592

Tobacco–1.10%
Reynolds American	138,400	7,393,328

		7,393,328

Trading Companies & Distributors–2.56%
†United Rentals	181,400	17,222,116

		17,222,116

Total Common Stock (Cost $368,440,980)		653,097,770

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	159,086	159,086

Total Money Market Fund (Cost $159,086)		159,086

	Principal Amount°

SHORT-TERM INVESTMENT–2.84%
≠Discounted Commercial Paper–2.84%
Abbey National North America 0.05% 4/1/14	19,070,000	19,070,000

Total Short-Term Investment (Cost $19,070,000)		19,070,000

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.00% (Cost $387,670,066)	$672,326,856
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	25,325

NET ASSETS APPLICABLE TO 15,683,945 SHARES OUTSTANDING–100.00%	$672,352,181

†	Non-income producing for the period.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$653,097,770	$—	$653,097,770
Money Market Fund	159,086	—	159,086
Short-Term Investment	—	19,070,000	19,070,000

Total	$653,256,856	$19,070,000	$672,326,856

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Special Opportunities Fund–3

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.83%
Money Market Fund–1.83%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	297,222	$2,972,217

Total Affiliated Investment Company (Cost $2,972,217)		2,972,217

UNAFFILIATED INVESTMENT COMPANIES–95.67%
International Equity Funds–89.93%
**DFA Emerging Markets Core Equity Portfolio	787,520	15,419,634
**DFA International Core Equity Portfolio	2,854,161	37,161,177
**DFA International Real Estate Securities Portfolio	1,424,233	7,420,255
**DFA International Small Cap Value Portfolio	345,671	7,463,032

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	1,216,263	$14,862,732
**DFA Large Cap International Portfolio	1,644,056	37,188,553
**DFA VA International Small Portfolio	927,411	11,889,414
**DFA VA International Value Portfolio	1,110,045	14,819,101

		146,223,898

Money Market Fund–5.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,327,924	9,327,924

		9,327,924

Total Unaffiliated Investment Companies (Cost $137,232,678)		155,551,822

TOTAL VALUE OF SECURITIES–97.50% (Cost $140,204,895)	158,524,039
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.50%	4,066,260

NET ASSETS APPLICABLE TO 15,641,357 SHARES OUTSTANDING–100.00%	$162,590,299

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $753,480 cash and $1,105,865 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(43)	British Pound Currency	$(4,461,891)	$(4,477,913)	6/17/14	$(16,022)
(174)	E-mini MSCI Emerging Markets Index	(8,044,634)	(8,579,070)	6/23/14	(534,436)
(42)	Euro Currency	(7,303,129)	(7,231,350)	6/17/14	71,779
(173)	Euro STOXX 50 Index	(7,008,782)	(7,388,337)	6/23/14	(379,555)
(41)	FTSE 100 Index	(4,432,802)	(4,472,822)	6/23/14	(40,020)
(44)	Japanese Yen Currency	(5,398,303)	(5,330,600)	6/17/14	67,703
(37)	Nikkei 225 Index (OSE)	(5,189,809)	(5,316,442)	6/13/14	(126,633)

		$(41,839,350)			$(957,184)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

LVIP Dimensional Non-U.S. Equity RPM Fund–1

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$158,524,039

Futures Contracts	$(957,184)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Dimensional Non-U.S. Equity RPM Fund–2

LVIP Dimensional U.S. Equity RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.86%
Money Market Fund–1.86%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	513,100	$5,131,000

Total Affiliated Investment Company (Cost $5,131,000)		5,131,000

UNAFFILIATED INVESTMENT COMPANIES–97.98%
Equity Funds–91.34%
**DFA Real Estate Securities Portfolio	447,590	12,742,875
**DFA U.S. Core Equity 1 Portfolio	3,044,670	51,241,788
**DFA U.S. Large Company Portfolio	5,215,003	77,025,600
**DFA U.S. Large Value Portfolio	1,747,594	38,883,962
**DFA U.S. Micro Cap Portfolio	626,352	12,664,836
**DFA U.S. Small Cap Portfolio	649,798	20,293,191

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Small Cap Value Portfolio	356,399	$12,773,337
**DFA VA U.S. Targeted Value Portfolio	1,339,835	25,778,427

		251,404,016

Money Market Fund–6.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	18,280,158	18,280,158

		18,280,158

Total Unaffiliated Investment Companies (Cost $220,251,098)		269,684,174

TOTAL VALUE OF SECURITIES–99.84% (Cost $225,382,098)	274,815,174
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	433,068

NET ASSETS APPLICABLE TO 20,124,788 SHARES OUTSTANDING–100.00%	$275,248,242

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $721,200 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(60)	E-mini Russell 2000 Index	$(6,891,747)	$(7,023,000)	6/23/14	$(131,253)
(96)	E-mini S&P 500 Index	(8,825,504)	(8,950,080)	6/23/14	(124,576)

		$(15,717,251)			$(255,829)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$274,815,174

Futures Contracts	$(255,829)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Dimensional U.S. Equity RPM Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	564,824	$5,648,244

Total Affiliated Investment Company (Cost $5,648,244)		5,648,244

UNAFFILIATED INVESTMENT COMPANIES–97.87%
Fixed Income Funds–97.73%
**DFA Inflation-Protected Securities Portfolio	1,681,111	19,635,376
**DFA Intermediate Term Extended Quality Portfolio	3,746,371	39,561,681
**DFA Two-Year Global Fixed Income Portfolio	2,541,941	25,419,409
**DFA VA Global Bond Portfolio	2,095,943	22,489,469
**DFA VA Short Term Fixed Portfolio	3,045,552	31,064,632
Vanguard Long-Term Bond ETF	132,063	11,453,824

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Mortgage-Backed Securities ETF	653,475	$33,784,658
Vanguard Short-Term Corporate Bond ETF	105,779	8,460,204
Vanguard Total Bond Market ETF	1,041,855	84,588,207

		276,457,460

Money Market Fund–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	406,572	406,572

		406,572

Total Unaffiliated Investment Companies (Cost $279,367,499)		276,864,032

TOTAL VALUE OF SECURITIES–99.87% (Cost $285,015,743)	282,512,276
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	368,562

NET ASSETS APPLICABLE TO 27,225,630 SHARES OUTSTANDING–100.00%	$282,880,838

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$282,512,276

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Dimensional/Vanguard Bond Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.01%
Money Market Fund–2.01%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	316,460	$3,164,595

Total Affiliated Investment Company (Cost $3,164,595)		3,164,595

UNAFFILIATED INVESTMENT COMPANIES–98.22%
Equity Funds–97.82%
Vanguard Dividend Appreciation ETF	210,702	15,851,112
Vanguard Mega Cap 300 Growth ETF	340,538	24,654,951
Vanguard Mega Cap 300 Value ETF	571,233	32,091,870
Vanguard Mid-Cap Growth Index ETF	66,637	6,169,920
Vanguard Mid-Cap Value Index ETF	115,321	9,552,039
Vanguard REIT ETF	88,047	6,217,879
Vanguard Small-Cap Growth ETF	36,764	4,567,192

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	78,641	$7,914,430
Vanguard Total Stock Market ETF	434,888	42,388,533
**Vanguard Variable Insurance Fund–Small Company Growth Portfolio	196,119	4,546,034

		153,953,960

Money Market Fund–0.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	617,523	617,523

		617,523

Total Unaffiliated Investment Companies (Cost $116,697,954)		154,571,483

TOTAL VALUE OF SECURITIES–100.23% (Cost $119,862,549)	157,736,078
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(354,349)

NET ASSETS APPLICABLE TO 11,493,492 SHARES OUTSTANDING–100.00%	$157,381,729

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$157,736,078

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	186,670	$1,866,698

Total Affiliated Investment Company (Cost $1,866,698)		1,866,698

UNAFFILIATED INVESTMENT COMPANIES–97.44%
International Equity Funds–97.44%
Vanguard FTSE All-World ex-U.S. ETF	278,318	14,002,179
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	130,137	13,922,056
Vanguard FTSE Developed Markets ETF	447,613	18,472,988

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Emerging Markets ETF	239,350	$9,712,823
Vanguard FTSE European ETF	140,226	8,266,323
Vanguard FTSE Pacific ETF	267,763	15,824,793
Vanguard Global ex-U.S. Real Estate ETF	69,404	3,752,674
**Vanguard VA International Portfolio	342,852	7,463,892

Total Unaffiliated Investment Companies (Cost $78,372,565)		91,417,728

TOTAL VALUE OF SECURITIES–99.43% (Cost $80,239,263)	93,284,426
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	536,498

NET ASSETS APPLICABLE TO 9,152,127 SHARES OUTSTANDING–100.00%	$93,820,924

*	Standard Class shares.
**	Retail Class shares

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$93,284,426

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Vanguard International Equity ETF Fund–1

LVIP Franklin Mutual Shares Securities RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–98.29%
Equity Fund–90.90%
*Franklin Templeton Variable Insurance Products Trust–Mutual Shares Securities Fund	695,978	$15,610,789

		15,610,789

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–7.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,268,490	$1,268,490

		1,268,490

Total Unaffiliated Investment Companies (Cost $16,518,673)		16,879,279

TOTAL VALUE OF SECURITIES–98.29% (Cost $16,518,673)	16,879,279
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.71%	293,716

NET ASSETS APPLICABLE TO 1,679,829 SHARES OUTSTANDING–100.00%	$17,172,995

*	Class I shares.
«	Includes $103,800 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contract was outstanding at March 31, 2014:

Futures Contract

Contract to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
24	E-mini S&P 500 Index	$2,226,582	$2,237,520	6/23/14	$10,938

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$16,879,279

Futures Contract	$10,938

There were no Level 3 investments at the end of the period.

During the period January 2, 2014** through March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus and Statement of Additional Information.

Effective May 1, 2014, the Fund’s name changed to LVIP Franklin Mutual Shares VIP RPM Fund.

**	Date of commencement of operations.

LVIP Franklin Mutual Shares Securities RPM Fund–1

LVIP Global Income Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–0.61%
•Fannie Mae 2.375% 3/1/35	106,472	$113,459
Fannie Mae ARM
•1.909% 11/1/34	49,260	52,382
•2.107% 9/1/33	326,154	346,513
•2.125% 9/1/34	222,898	235,924
•2.168% 10/1/37	50,973	54,045
•2.172% 11/1/37	74,498	78,268
•2.25% 10/1/32	81,553	85,220
•2.285% 2/1/35	31,576	33,747
•2.319% 4/1/38	267,768	282,931
•2.33% 9/1/33	182,572	194,578
•2.331% 6/1/35	864,371	914,583
•2.335% 4/1/34	278,898	296,783
•2.451% 1/1/37	18,688	19,844
•2.463% 1/1/37	192,138	204,407
•2.503% 8/1/36	60,684	64,631
•2.595% 6/1/36	67,876	73,046
•2.60% 5/1/36	17,869	19,105
•2.842% 7/1/34	78,539	83,713
•3.982% 4/1/38	162,525	175,321
•4.609% 5/1/38	192,923	208,051
•5.067% 10/1/35	1,088,308	1,173,730
Freddie Mac ARM
•1.984% 1/1/36	54,349	57,752
•2.366% 1/1/35	202,060	215,389
•2.405% 1/1/35	258,039	274,631
•2.51% 5/1/38	924,675	982,778
•2.511% 8/1/31	58,377	62,606
•2.534% 11/1/33	25,429	26,170
•2.564% 4/1/30	68,425	73,298
•2.575% 7/1/36	490,377	514,570
•2.583% 4/1/38	890,374	947,212
•2.586% 5/1/38	114,431	121,298
•2.659% 11/1/36	33,269	35,365
•3.177% 3/1/34	28,780	29,718
•5.118% 10/1/34	63,508	67,459

Total Agency Mortgage-Backed Securities (Cost $8,001,361)		8,118,527

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.92%
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW12 AJ 5.751% 9/11/38	700,000	720,553
•Series 2007-PW16 AM 5.716% 6/11/40	500,000	557,420
CD Mortgage Trust Series 2006-CD3 AJ 5.688% 10/15/48	500,000	480,129
Citigroup Commercial Mortgage Trust
Series 2006-C5 AJ 5.482% 10/15/49	500,000	501,281
•Series 2007-C6 AM 5.694% 12/10/49	850,000	936,442

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.82% 7/10/38	700,000	$724,373
•Series 2006-GG7 AM 5.82% 7/10/38	260,000	283,009
Series 2007-GG9 A4 5.444% 3/10/39	900,000	985,985
#•G-Force Series 2005-RR2 A3FL 144A 0.454% 12/25/39	541,858	514,088
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	722,829	726,287
•Series 2006-CB14 AM 5.453% 12/12/44	250,000	267,086
Series 2006-CB17 AM 5.464% 12/12/43	500,000	519,779
•Series 2006-LDP7 AJ 5.845% 4/15/45	750,000	769,163
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44	946,540	1,021,921
•Series 2007-IQ16 AM 6.085% 12/12/49	500,000	565,321
•Series 2007-IQ16 AMA 6.081% 12/12/49	700,000	784,347
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C17 B 5.287% 3/15/42	350,000	360,961
•Series 2006-C23 AJ 5.515% 1/15/45	650,000	686,277
•Series 2006-C28 AM 5.603% 10/15/48	800,000	868,686

Total Commercial Mortgage-Backed Securities (Cost $12,300,752)		12,273,108

COLLATERALIZED DEBT OBLIGATIONS–0.31%
#•Anthracite CDO III Series 2004-1A BFL 144A 0.705% 3/23/39	597,125	586,377
#•ARES CLO Series 2007-3RA B 144A 0.607% 4/16/21	1,000,000	947,400
#•Bridgeport CLO Series 2006-1A B 144A 0.887% 7/21/20	1,000,000	942,480
#•Cent CDO 15 Series 2007-15A A2B 144A 144A 0.576% 3/11/21	1,000,000	929,500
#•N-Star REL VI CDO Seres 2006-6A A1 144A 144A 0.563% 6/16/41	718,900	680,748

Total Collateralized Debt Obligations (Cost $4,092,249)		4,086,505

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS–5.59%
Australia–0.14%
Australia & New Zealand Banking Group 1.25% 1/10/17		1,500,000	$1,504,729
#FMG Resources August 2006 144A 6.875% 2/1/18		300,000	316,875

			1,821,604

France–0.15%
#Electricite de France 144A 2.15% 1/22/19		1,000,000	996,067
Orange 2.75% 2/6/19		1,000,000	1,013,760

			2,009,827

Germany–0.76%
KFW 2.05% 2/16/26	JPY	910,000,000	10,093,717

			10,093,717

Ireland–0.26%
AIB Mortgage Bank
3.125% 9/10/18	EUR	800,000	1,173,113
4.875% 6/29/17	EUR	400,000	612,728
Bank of Ireland Mortgage Bank
2.75% 3/22/18	EUR	800,000	1,160,735
3.25% 6/22/15	EUR	400,000	567,917

			3,514,493

Italy–0.09%
Intesa Sanpaolo 2.25% 9/24/18	EUR	500,000	715,886
UniCredit 3.375% 10/31/17	EUR	300,000	445,913

			1,161,799

Luxembourg–0.02%
ArcelorMittal 6.125% 6/1/18		300,000	330,000

			330,000

Mexico–0.08%
#Cemex 144A 9.00% 1/11/18		300,000	327,750
Coca-Cola Femsa 2.375% 11/26/18		700,000	701,050

			1,028,800

Netherlands–0.05%
•Petrobras Global Finance 3.113% 3/17/20		700,000	701,050

			701,050

Republic of Korea–0.19%
Export-Import Bank of Korea
•0.992% 1/14/17		1,500,000	1,509,281
#144A 1.45% 5/19/14	SEK	6,420,000	992,711

			2,501,992

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
South Africa–0.01%
#Edcon Property 144A 9.50% 3/1/18	EUR	150,000	$202,515

			202,515

United Kingdom–0.32%
•Barclays Bank 0.815% 2/17/17		1,300,000	1,304,629
•BP Capital Markets 0.777% 5/10/19		1,000,000	1,004,757
#Petrofac 144A 3.40% 10/10/18		600,000	611,942
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	315,256
•Yorkshire Building Society 2.272% 3/23/16	GBP	641,000	1,094,894

			4,331,478

United States–3.52%
AbbVie 1.75% 11/6/17		1,000,000	1,004,030
American Tower 3.40% 2/15/19		500,000	512,941
Anheuser-Busch InBev Worldwide 1.375% 7/15/17		1,200,000	1,202,729
•Apple 0.488% 5/3/18		1,000,000	1,001,446
•Bank of America 1.279% 1/15/19		1,000,000	1,012,363
BB&T 1.60% 8/15/17		1,300,000	1,304,815
Boeing 0.95% 5/15/18		1,000,000	967,714
Celgene 1.90% 8/15/17		1,000,000	1,009,661
Chesapeake Energy 7.25% 12/15/18		300,000	351,000
Chevron 1.104% 12/5/17		1,600,000	1,587,426
Cisco Systems 1.10% 3/3/17		1,000,000	1,002,755
CIT Group
3.875% 2/19/19		300,000	303,617
5.25% 3/15/18		400,000	431,500
•Citigroup 0.505% 6/9/16		1,000,000	988,339
CVS Caremark 1.20% 12/5/16		1,000,000	1,006,444
DIRECTV Holdings 2.40% 3/15/17		1,000,000	1,022,555
Dollar General 1.875% 4/15/18		1,000,000	983,468
Dominion Resources 1.40% 9/15/17		1,000,000	986,547
Duke Energy 2.10% 6/15/18		1,000,000	1,004,137
Eastman Chemical 2.40% 6/1/17		1,000,000	1,019,774
EnLink Midstream Partners 2.70% 4/1/19		300,000	301,285
Enterprise Products Operating 3.20% 2/1/16		1,000,000	1,041,129
Ford Motor Credit 1.50% 1/17/17		1,000,000	997,701
Gilead Sciences 3.05% 12/1/16		1,000,000	1,052,205
•Goldman Sachs Group 1.336% 11/15/18		1,000,000	1,010,120

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Home Depot 2.25% 9/10/18	1,000,000	$1,012,190
#Hyundai Capital America 144A 1.45% 2/6/17	1,000,000	995,460
•JPMorgan Chase 1.139% 1/25/18	1,200,000	1,214,671
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	326,250
Kraft Foods Group 2.25% 6/5/17	1,000,000	1,025,840
•Kroger 0.804% 10/17/16	1,000,000	1,001,901
Lorillard Tobacco 2.30% 8/21/17	1,000,000	1,021,167
MetLife 1.756% 12/15/17	1,000,000	1,009,418
MGM Resorts International 8.625% 2/1/19	300,000	360,750
•Mondelez International 0.775% 2/1/19	1,000,000	994,574
•Morgan Stanley 1.087% 1/24/19	1,000,000	1,002,581
#•NBCUniversal Enterprise 144A 0.924% 4/15/18	1,000,000	1,006,867
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	994,757
Oracle 1.20% 10/15/17	1,000,000	992,995
PACTIV 8.125% 6/15/17	500,000	550,000
Peabody Energy 6.00% 11/15/18	400,000	421,500
PNC Bank 1.125% 1/27/17	1,300,000	1,296,447
#Prudential Covered Trust 2012-1 144A 2.997% 9/30/15	1,280,000	1,314,383
#•Quicksilver Resources 144A 7.00% 6/21/19	200,000	198,125
Reynolds Group Issuer 9.00% 4/15/19	300,000	322,500
Sempra Energy 2.30% 4/1/17	1,000,000	1,023,225
#Simon Property Group 144A 1.50% 2/1/18	1,000,000	986,878
SLM 5.50% 1/15/19	300,000	318,376
#Sprint Nextel 144A 9.00% 11/15/18	400,000	490,000
United Technologies 1.80% 6/1/17	1,000,000	1,017,493
Verizon Communications 1.10% 11/1/17	1,000,000	982,888
Viacom 2.50% 9/1/18	600,000	607,357
•Wells Fargo 0.867% 4/23/18	1,400,000	1,414,326

		47,008,620

Total Corporate Bonds (Cost $74,924,191)		74,705,895

NON-AGENCY ASSET-BACKED SECURITIES–0.54%
•Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW11 AJ 5.44% 3/11/39	500,000	521,620

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Capital One Multi-Asset Execution Trust Series 2007-A1 A1 0.205% 11/15/19	1,040,000	$1,033,169
Chase Issuance Trust
•Series 2007-B1 B1 0.405% 4/15/19	1,000,000	991,671
•Series 2007-C1 C1 0.615% 4/15/19	400,000	396,426
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	500,000	523,181
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	129,919	133,572
#Crest 144A 5.709% 12/28/38	569,560	575,193
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	1,000,000	1,001,136
•♦Park Place Securities Asset-Backed Pass-Through Certifcates Series 2004-WHQ2 M2 1.099% 2/25/35	83,071	83,081
•RAAC Series 2004-SP1 AII 0.504% 3/25/34	480,833	453,248
#•Trade MAPS 1 Series 2013-1A A 144A 0.854% 12/10/16	500,000	501,560
#•Turquoise Card-Backed Securities Series 2011-1A A 144A 0.905% 9/15/16	1,040,000	1,041,958

Total Non-Agency Asset-Backed Securities (Cost $7,256,473)		7,255,815

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.27%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.154% 9/25/34	612,301	610,073
•♦CHL Mortgage Pass Through Trust Series 2004-6 1A1 2.679% 5/25/34	526,536	527,656
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	525,000	564,777
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 1.654% 3/25/33	499,826	496,548
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.092% 12/25/34	595,343	579,098

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•Fosse Master Issuer Series 2011-1A A2 144A 1.637% 10/18/54	605,041	$606,916
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.204% 4/19/34	660,293	664,061
Holmes Master Issuer
#•Series 2010-1A A2 144A 1.639% 10/15/54	470,833	471,011
#•Series 2011-1A A2 144A 1.589% 10/15/54	237,767	238,385
•INDYMAC INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.467% 3/25/35	661,820	652,328
•JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 E 5.395% 12/15/44	650,000	658,926
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.556% 2/25/34	647,198	648,251
#•Kildare Securities Series 2007-1A A2 144A 0.355% 12/10/43	601,849	597,168
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 5.261% 10/15/36	700,000	717,124
•Series 2006-C4 AJ 5.853% 6/15/38	750,000	790,567
•Series 2006-C4 AM 5.853% 6/15/38	730,000	797,113
•Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2 2.458% 11/25/34	570,597	576,682
Sequoia Mortgage Trust
•Series 2003-4 1A1 0.777% 7/20/33	927,004	863,918
•Series 2004-10 A2 0.477% 11/20/34	646,304	608,703
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 0.856% 1/19/34	558,074	542,755
•Series 2004-AR6 A1A 0.856% 2/19/35	629,349	584,497
•Structured Asset Mortgage Investments Trust Series 2003-AR1 A1 0.896% 10/19/33	658,785	617,067
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.342% 9/25/37	525,422	513,717

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Washington Mutual Mortgage Pass Through Certificates Trust
•¿Series 2005-AR19 A1A1 0.424% 12/25/45	569,881	$532,482
•¿Series 2005-AR2 1A1A 0.484% 1/25/45	496,983	458,608
•¿Series 2005-AR8 2AB2 0.574% 7/25/45	216,948	202,193
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.49% 11/25/33	301,029	305,690
•Series 2003-O 1A2 2.491% 1/25/34	221,011	225,555
•Series 2004-I 2A1 2.649% 7/25/34	227,888	226,318
•Series 2004-X 1A1 2.617% 11/25/34	289,078	287,357
•Series 2005-AR9 2A2 2.64% 10/25/33	757,354	747,196

Total Non-Agency Collateralized Mortgage Obligations (Cost $16,912,300)		16,912,740

«SENIOR SECURED LOANS–1.08%
ARAMARK Tranche E 3.25% 9/7/19	800,000	796,167
ARAMARK Tranche F 3.25% 2/24/21	94,000	93,471
Autoparts Holdings 1st Lien 6.50% 7/29/17	97,327	97,327
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	349,125	351,045
BMC Software 1st Lien 5.00% 9/10/20	598,500	599,716
Community Health Systems Tranche D 4.25% 1/27/21	876,603	885,682
Davita HealthCare Partners Tranche B2 4.00% 11/1/19	398,990	401,650
Del Monte Tranche B 3.50% 3/8/20	574,016	573,800
FGI Operating Tranche B 5.50% 4/19/19	797,978	811,444
Fortescue Resources 1st Lien 4.25% 6/30/19	598,496	604,232
Guggenheim Partners Tranche B 4.25% 7/22/20	299,248	301,212
Harbor Freight Tools 4.75% 7/26/19	396,009	400,414
IMG Worldwide Tranche B 5.25% 3/21/21	756,700	749,133
MacDermid 4.00% 6/7/20	199,497	200,651

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
MoneyGram International Tranche B 4.25% 3/28/20		295,500	$296,608
MultiPlan Tranche B 4.00% 3/31/21		120,000	120,705
OCI Beaumont Tranche B2 6.25% 8/20/19		560,000	567,000
Otter Products Tranche B 5.25% 5/17/19		876,704	878,896
P.F. Chang’s China Bistro Tranche B 4.25% 7/2/19		292,592	294,784
Pacific Drilling Tranche B 4.50% 6/3/18		399,497	401,944
Party City Tranche B 1st Lien 4.00% 7/27/19		199,500	201,246
Presidio Tranche B 5.00% 3/31/17		11,000	11,110
Quikrete Tranche B 1st Lien 4.00% 9/30/20		797,995	799,990
Sears Tranche B 5.50% 6/30/18		528,365	531,887
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19		220,500	221,603
TIP Trailer Services Tranche C 6.50% 10/23/20		400,000	394,000
Trans Union Tranche B 4.00% 4/9/21		348,394	349,701
Transdigm Tranche C 3.75% 2/28/20		299,242	300,669
Transunion Tranche B 4.25% 2/10/19		299,226	300,348
Tronox Pigments 4.50% 3/19/20		199,497	200,973
US Renal Care
4.25% 7/3/19		800,000	801,500
4.25% 7/3/19		80,100	80,250
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		199,500	200,664
Wesco Distribution Tranche B1 4.50% 12/12/19		600,000	603,000

Total Senior Secured Loans (Cost $14,483,308)			14,422,822

ΔSOVEREIGN BONDS–55.19%
Australia–5.79%
Australian Government
2.75% 4/21/24	AUD	7,500,000	6,196,715
4.75% 6/15/16	AUD	2,000,000	1,930,206
4.75% 4/21/27	AUD	3,100,000	2,995,921
5.25% 3/15/19	AUD	25,900,000	25,988,936
5.75% 5/15/21	AUD	33,500,000	34,896,445

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australian Government (continued)
6.25% 4/15/15	AUD	5,500,000	$5,290,659

			77,298,882

Austria–0.86%
Republic of Austria 6.25% 7/15/27	EUR	5,700,000	11,501,122

			11,501,122

Brazil–1.65%
Brazil Letras do Tesouro Nacional
≠0.313% 1/1/16	BRL	7,750,000	2,796,350
≠2.267% 1/1/17	BRL	14,140,000	4,512,142
≠9.61% 4/1/14	BRL	5,470,000	2,412,778
≠9.907% 1/1/15	BRL	318,000	129,371
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	146,500	1,612,310
6.00% 8/15/18	BRL	100,000	106,487
6.00% 8/15/22	BRL	427,000	4,470,633
6.00% 5/15/45	BRL	50,000	495,269
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	3,000,000	1,254,756
10.00% 1/1/21	BRL	2,800,000	1,097,360
10.00% 1/1/23	BRL	8,250,000	3,150,725

			22,038,181

Canada–3.41%
Canada Government International Bond 3.50% 1/13/20	EUR	16,300,000	25,790,455
Canadian Government
1.00% 11/1/14	CAD	3,240,000	2,932,312
1.00% 2/1/15	CAD	7,654,000	6,927,135
2.00% 12/1/14	CAD	2,782,000	2,534,795
2.25% 8/1/14	CAD	5,456,000	4,958,205
3.00% 6/1/14	CAD	2,680,000	2,433,033

			45,575,935

Denmark–0.48%
Denmark Kingdom 1.75% 10/5/15	EUR	4,550,000	6,414,296

			6,414,296

Finland–1.60%
Finnish Government
#144A 3.50% 4/15/21	EUR	4,550,000	7,187,266
#144A 4.25% 7/4/15	EUR	9,800,000	14,191,626

			21,378,892

France–0.59%
France O.A.T. 2.25% 10/25/22	EUR	5,500,000	7,880,976

			7,880,976

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Germany–0.59%
Bundesobligation 0.50% 2/23/18	EUR	1,500,000	$2,074,493
Deutschland Republic 3.50% 7/4/19	EUR	3,700,000	5,850,529

			7,925,022

Hungary–2.66%
Hungary Government
5.50% 2/12/16	HUF	230,900,000	1,071,175
5.50% 12/22/16	HUF	134,120,000	624,286
5.50% 12/20/18	HUF	44,780,000	208,191
5.50% 6/24/25	HUF	906,850,000	4,032,833
6.00% 11/24/23	HUF	192,390,000	901,755
6.50% 6/24/19	HUF	390,200,000	1,883,288
6.75% 8/22/14	HUF	179,180,000	815,028
6.75% 2/24/17	HUF	1,145,000,000	5,506,985
6.75% 11/24/17	HUF	183,690,000	889,019
7.00% 6/24/22	HUF	351,860,000	1,750,318
7.50% 11/12/20	HUF	31,620,000	161,164
7.75% 8/24/15	HUF	56,580,000	268,983
8.00% 2/12/15	HUF	26,700,000	124,643
Hungary Government International Bond
3.875% 2/24/20	EUR	490,000	691,992
4.125% 2/19/18		2,510,000	2,560,200
4.375% 7/4/17	EUR	470,000	680,822
5.375% 2/21/23		4,640,000	4,727,696
5.75% 6/11/18	EUR	500,000	764,899
6.00% 1/11/19	EUR	200,000	311,239
6.25% 1/29/20		4,182,000	4,584,517
6.375% 3/29/21		2,580,000	2,834,775
≠Hungary Treasury Bill 4.07% 6/25/14	HUF	19,820,000	88,418

			35,482,226

Iceland–0.08%
#Republic of Iceland 144A 5.875% 5/11/22		950,000	1,031,234

			1,031,234

Indonesia–0.49%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	2,478,206
10.00% 2/15/28	IDR	7,040,000,000	693,059
12.80% 6/15/21	IDR	29,990,000,000	3,352,090
Indonesia Treasury Bond
8.25% 7/15/21	IDR	590,000,000	52,797
11.00% 11/15/20	IDR	233,000,000	23,813

			6,599,965

Ireland–3.30%
Irish Government
4.40% 6/18/19	EUR	1,384,000	2,168,505
4.50% 10/18/18	EUR	356,000	556,989
4.50% 4/18/20	EUR	2,446,000	3,839,809

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Ireland (continued)
Irish Government (continued)
4.60% 4/18/16	EUR	300,000	$447,030
5.00% 10/18/20	EUR	9,009,000	14,563,608
5.40% 3/13/25	EUR	7,191,700	11,898,220
5.50% 10/18/17	EUR	4,365,000	6,948,051
5.90% 10/18/19	EUR	2,137,000	3,582,915

			44,005,127

Japan–2.26%
Development Bank of Japan 1.60% 6/20/14	JPY	240,000,000	2,332,855
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY	700,000,000	7,075,996
1.70% 3/20/17	JPY	700,000,000	7,102,053
1.90% 6/20/16	JPY	1,350,000,000	13,603,555

			30,114,459

Malaysia–2.89%
Bank Negara Malaysia Monetary Notes
≠2.83% 9/9/14	MYR	165,000	49,891
≠2.83% 9/18/14	MYR	160,000	48,344
≠2.86% 7/8/14	MYR	1,330,000	404,201
≠2.86% 8/14/14	MYR	5,840,000	1,769,558
≠2.872% 6/10/14	MYR	5,880,000	1,791,027
≠2.875% 7/15/14	MYR	1,310,000	397,898
≠2.876% 8/5/14	MYR	3,610,000	1,094,648
≠2.876% 11/6/14	MYR	1,060,000	319,014
≠2.88% 7/3/14	MYR	2,600,000	790,485
≠2.887% 6/17/14	MYR	3,200,000	974,159
≠2.895% 10/2/14	MYR	1,365,000	411,973
≠2.895% 10/16/14	MYR	3,010,000	907,428
≠2.896% 6/19/14	MYR	5,880,000	1,789,728
≠2.90% 7/10/14	MYR	310,000	94,197
≠2.90% 7/17/14	MYR	380,000	115,402
≠2.90% 7/24/14	MYR	820,000	248,886
≠2.90% 12/16/14	MYR	530,000	158,979
≠2.914% 8/21/14	MYR	2,165,000	655,639
≠2.927% 11/18/14	MYR	690,000	207,454
≠2.943% 10/28/14	MYR	8,895,000	2,678,993
≠Malaysia Treasury Bill 2.90% 5/30/14	MYR	260,000	79,266
Malaysian Government
3.172% 7/15/16	MYR	600,000	183,197
3.197% 10/15/15	MYR	4,675,000	1,434,027
3.434% 8/15/14	MYR	24,450,000	7,500,986
3.741% 2/27/15	MYR	7,805,000	2,404,495
3.835% 8/12/15	MYR	12,305,000	3,804,999
4.72% 9/30/15	MYR	26,319,000	8,249,533

			38,564,407

Mexico–3.82%
Mexican Bonos
6.00% 6/18/15	MXN	11,371,000	895,879

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
6.25% 6/16/16	MXN	12,770,000	$1,025,995
6.50% 6/10/21	MXN	86,000,000	6,902,963
7.00% 6/19/14	MXN	32,090,000	2,487,948
7.25% 12/15/16	MXN	122,322,000	10,101,433
7.50% 6/3/27	MXN	64,700,000	5,401,448
7.75% 12/14/17	MXN	24,000,000	2,030,188
8.00% 12/17/15	MXN	48,029,000	3,924,332
8.50% 12/13/18	MXN	57,500,000	5,030,478
9.50% 12/18/14	MXN	36,690,000	2,929,700
Mexican Cetes
≠3.689% 10/16/14	MXN	366,704,000	2,756,565
≠3.70% 12/11/14	MXN	466,730,000	3,487,382
≠3.909% 4/3/14	MXN	755,100	578,209
≠3.942% 4/30/14	MXN	1,724,100	1,316,974
Mexican Udibonos
2.50% 12/10/20	MXN	3,854,084	301,492
3.50% 12/14/17	MXN	7,054,672	577,745
4.00% 6/13/19	MXN	4,893,504	413,516
4.50% 12/18/14	MXN	2,754,976	216,892
5.00% 6/16/16	MXN	6,956,905	578,151

			50,957,290

New Zealand–1.54%
New Zealand Government Bond
5.50% 4/15/23	NZD	9,200,000	8,519,825
6.00% 12/15/17	NZD	4,800,000	4,443,231
6.00% 5/15/21	NZD	8,000,000	7,608,809

			20,571,865

Peru–0.01%
Peru Government 7.84% 8/12/20	PEN	427,000	168,970

			168,970

Philippines–0.30%
Philippine Government Bonds
1.625% 4/25/16	PHP	1,950,000	42,975
7.00% 1/27/16	PHP	10,500,000	255,096
9.125% 9/4/16	PHP	6,310,000	162,742
Philippine Treasury Bills
≠0.136% 11/5/14	PHP	140,000	3,106
≠0.152% 10/8/14	PHP	80,660,000	1,788,551
≠0.203% 4/2/14	PHP	25,680,000	573,727
≠0.712% 8/6/14	PHP	4,100,000	91,117
≠0.715% 9/3/14	PHP	22,920,000	509,020
≠0.72% 4/10/14	PHP	16,570,000	370,089
≠0.958% 7/2/14	PHP	7,110,000	158,256

			3,954,679

Poland–5.64%
Poland Government •2.72% 1/25/17	PLN	11,108,000	3,668,346

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland (continued)
Poland Government (continued)
•2.72% 1/25/21	PLN	11,269,000	$3,655,899
^3.659% 7/25/14	PLN	3,420,000	1,123,431
5.00% 4/25/16	PLN	1,400,000	481,714
5.25% 10/25/17	PLN	14,000,000	4,924,277
5.25% 10/25/20	PLN	22,500,000	8,015,219
5.50% 10/25/19	PLN	28,450,000	10,224,086
5.75% 4/25/14	PLN	38,450,000	12,746,515
5.75% 10/25/21	PLN	81,050,000	29,725,168
Republic of Poland 6.375% 7/15/19		680,000	799,510

			75,364,165

Republic of Korea–4.91%
Korea Monetary Stabilization Bonds
2.47% 4/2/15	KRW	4,924,870,000	4,616,623
2.55% 5/9/14	KRW	489,600,000	459,752
2.57% 6/9/14	KRW	2,007,000,000	1,884,669
2.74% 2/2/15	KRW	2,121,250,000	1,993,738
2.76% 6/2/15	KRW	16,570,000,000	15,574,835
2.80% 8/2/15	KRW	9,507,160,000	8,939,918
2.81% 10/2/15	KRW	142,000,000	133,515
2.84% 12/2/14	KRW	2,725,460,000	2,563,350
2.90% 12/2/15	KRW	13,179,200,000	12,409,722
Korea Treasury Bonds
2.75% 12/10/15	KRW	6,928,300,000	6,505,504
2.75% 6/10/16	KRW	4,452,000,000	4,175,561
3.00% 12/10/16	KRW	4,809,700,000	4,534,044
3.25% 6/10/15	KRW	849,700,000	803,181
4.00% 9/10/15	KRW	661,400,000	632,136
4.00% 3/10/16	KRW	253,600,000	243,573
4.50% 3/10/15	KRW	126,800,000	121,108

			65,591,229

Republic of Lithuania–0.29%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,882,228
#144A 6.75% 1/15/15		660,000	689,700
#144A 7.375% 2/11/20		1,060,000	1,282,600

			3,854,528

Republic of Vietnam–0.06%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	855,950

			855,950

Russia–0.16%
Russian-Eurobond
#144A 7.50% 3/31/30		1,596,050	1,818,699
7.50% 3/31/30		263,725	300,515

			2,119,214

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Serbia–0.29%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	$1,373,425
#144A 5.25% 11/21/17		880,000	917,400
#144A 7.25% 9/28/21		1,390,000	1,562,151

			3,852,976

Singapore–1.68%
Monetary Authority of Singapore
≠0.25% 8/19/14	SGD	1,166,000	926,037
≠0.261% 5/9/14	SGD	1,070,000	850,357
≠0.261% 5/23/14	SGD	1,260,000	1,001,269
≠0.27% 5/2/14	SGD	15,385,000	12,227,394
Singapore Government Bond
1.125% 4/1/16	SGD	1,460,000	1,175,644
Singapore Treasury Bills
≠0.251% 5/2/14	SGD	1,709,000	1,358,246
≠0.277% 5/16/14	SGD	1,820,000	1,446,340
≠0.281% 5/2/14	SGD	2,060,000	1,637,207
≠0.287% 4/4/14	SGD	1,500,000	1,192,347
≠0.291% 5/30/14	SGD	760,000	603,914

			22,418,755

Slovenia–0.62%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	4,643,800
#144A 5.85% 5/10/23		3,285,000	3,597,075

			8,240,875

Sweden–5.47%
Kommuninvest I Sverige 2.25% 5/5/14	SEK	18,150,000	2,808,052
Sweden Government
3.50% 6/1/22	SEK	152,000,000	26,240,758
4.50% 8/12/15	SEK	131,990,000	21,460,761
5.00% 12/1/20	SEK	117,000,000	21,785,401
6.75% 5/5/14	SEK	4,400,000	683,537

			72,978,509

Ukraine–1.59%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	174,500
#144A 8.375% 11/3/17		100,000	88,500
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	130,188
#144A 6.25% 6/17/16		1,090,000	1,040,950
#144A 6.58% 11/21/16		1,028,000	976,600
#144A 6.75% 11/14/17		1,790,000	1,664,700
#144A 7.50% 4/17/23		3,000,000	2,805,000
#144A 7.75% 9/23/20		3,443,000	3,253,635
#144A 7.80% 11/28/22		2,960,000	2,763,900
#144A 7.95% 6/4/14		220,000	216,194
#144A 7.95% 2/23/21		3,670,000	3,486,500

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
Ukraine Government (continued)
#144A 9.25% 7/24/17		4,690,000	$4,643,100

			21,243,767

United Kingdom–2.16%
United Kingdom Gilt
3.75% 9/7/19	GBP	5,800,000	10,563,826
4.00% 9/7/16	GBP	5,500,000	9,852,047
4.25% 12/7/27	GBP	4,500,000	8,479,865

			28,895,738

Total Sovereign Bonds (Cost $708,963,677)			736,879,234

SUPRANATIONAL BANKS–5.09%
Asian Development Bank 2.35% 6/21/27	JPY	1,370,000,000	15,638,654
European Investment Bank
1.40% 6/20/17	JPY	1,750,000,000	17,691,634
1.90% 1/26/26	JPY	315,000,000	3,395,215
International Bank for Reconstruction & Development 3.50% 11/12/14	SEK	111,000,000	17,410,206
Nordic Investment Bank 1.70% 4/27/17	JPY	1,360,000,000	13,814,667

Total Supranational Banks (Cost $74,279,182)			67,950,376

U.S. TREASURY OBLIGATIONS–20.87%
U.S. Treasury Bond 3.625% 8/15/43		9,300,000	9,414,799
U.S. Treasury Notes
0.375% 3/15/15		13,000,000	13,029,705
0.625% 8/15/16		38,000,000	38,016,340
0.625% 5/31/17		19,000,000	18,782,545
0.625% 4/30/18		30,000,000	29,062,500
1.00% 8/31/19		30,000,000	28,626,570
1.125% 4/30/20		31,000,000	29,295,000
1.25% 9/30/15		5,000,000	5,076,465
1.625% 8/15/22		37,000,000	34,410,090
1.75% 5/15/22		30,000,000	28,313,670
2.00% 4/30/16		2,000,000	2,063,360
2.125% 12/31/15		10,000,000	10,312,300
4.25% 8/15/15		10,000,000	10,555,860
4.50% 11/15/15		10,000,000	10,682,420
4.875% 8/15/16		5,000,000	5,504,295
5.125% 5/15/16		5,000,000	5,490,625

Total U.S. Treasury Obligations (Cost $276,585,746)			278,636,544

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–4.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	57,728,185	$57,728,185

Total Money Market Fund (Cost $57,728,185)		57,728,185

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–3.01%
≠Discount Notes–3.01%
Federal Farm Credit 0.01% 4/1/14	20,140,000	$20,140,000
Federal Home Loan Bank 0.01% 4/1/14	20,000,000	20,000,000

Total Short-Term Investments (Cost $40,140,000)		40,140,000

TOTAL VALUE OF SECURITIES–98.80% (Cost $1,295,667,424)	1,319,109,751
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.20%	15,986,666

NET ASSETS APPLICABLE TO 115,833,231 SHARES OUTSTANDING–100.00%	$1,335,096,417

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $81,520,981, which represented 6.11% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(251,705)	USD	344,156	2/27/15	$(2,637)
BCLY	CLP	173,000,000	USD	(306,574)	6/5/14	6,738
BCLY	CLP	64,000,000	USD	(110,098)	2/10/15	6,117
BCLY	EUR	(396,801)	USD	510,702	4/7/14	(35,942)
BCLY	EUR	(390,401)	USD	514,150	4/22/14	(23,661)
BCLY	EUR	(545,488)	USD	712,516	4/25/14	(38,936)
BCLY	EUR	(273,608)	USD	356,839	4/30/14	(20,073)
BCLY	EUR	(1,018,187)	USD	1,349,545	5/5/14	(53,064)
BCLY	EUR	(60,000)	USD	78,741	5/7/14	(3,912)
BCLY	EUR	(878,515)	USD	1,159,430	5/16/14	(50,755)
BCLY	EUR	(7,441,690)	USD	9,579,314	5/21/14	(671,815)
BCLY	EUR	(343,382)	USD	443,649	5/30/14	(29,363)
BCLY	EUR	(942,383)	USD	1,228,666	6/5/14	(69,471)
BCLY	EUR	(405,004)	USD	543,798	6/20/14	(14,090)
BCLY	EUR	(228,000)	USD	298,087	7/16/14	(15,978)
BCLY	EUR	(357,000)	USD	469,544	7/18/14	(22,215)

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	EUR	(767,000)	USD	1,015,814	7/28/14	$(40,707)
BCLY	EUR	(59,984)	USD	79,517	7/29/14	(3,109)
BCLY	EUR	(97,592)	USD	129,587	8/4/14	(4,843)
BCLY	EUR	(1,015,000)	USD	1,346,133	8/5/14	(51,999)
BCLY	EUR	(705,000)	USD	934,230	8/19/14	(36,883)
BCLY	EUR	(251,004)	USD	336,493	8/25/14	(9,256)
BCLY	EUR	(63,718)	USD	85,127	9/19/14	(2,642)
BCLY	EUR	(153,728)	USD	208,110	9/24/14	(3,643)
BCLY	EUR	(590,000)	USD	797,060	9/29/14	(15,640)
BCLY	EUR	(7,075,000)	USD	9,675,062	10/21/14	(70,787)
BCLY	EUR	(71,749)	USD	98,785	10/27/14	(50)
BCLY	EUR	(174,440)	USD	235,912	11/5/14	(4,385)
BCLY	EUR	(268,000)	USD	365,284	1/21/15	(3,939)
BCLY	EUR	(34,000)	USD	46,255	2/10/15	(588)
BCLY	EUR	(108,000)	USD	146,847	2/11/15	(1,948)
BCLY	EUR	(627,000)	USD	861,541	2/20/15	(2,314)
BCLY	EUR	(725,415)	USD	996,252	2/26/15	(3,205)
BCLY	EUR	(233,016)	USD	324,940	3/6/15	3,894
BCLY	EUR	(992,741)	USD	1,363,891	3/9/15	(3,902)
BCLY	EUR	(735,209)	USD	1,016,993	3/10/15	4,024
BCLY	JPY	(122,220,000)	USD	1,256,418	4/21/14	72,097
BCLY	JPY	(275,090,000)	USD	2,826,764	6/10/14	160,414
BCLY	JPY	(79,441,000)	USD	816,453	6/30/14	46,381
BCLY	JPY	(49,760,000)	USD	501,319	7/29/14	18,875
BCLY	JPY	(13,360,000)	USD	138,059	8/11/14	8,518
BCLY	JPY	(11,394,000)	USD	117,512	8/22/14	7,026
BCLY	JPY	(34,125,000)	USD	347,151	8/26/14	16,236
BCLY	JPY	(24,430,094)	USD	248,172	9/18/14	11,236
BCLY	JPY	(108,530,000)	USD	1,112,899	10/22/14	60,007
BCLY	JPY	(81,840,000)	USD	799,023	2/25/15	4,117
BCLY	JPY	(190,420,000)	USD	1,861,988	2/26/15	12,433
BCLY	JPY	(60,393,560)	USD	591,861	3/5/15	5,218
BCLY	JPY	(132,160,000)	USD	1,293,783	3/7/15	10,000
BCLY	JPY	(288,085,900)	USD	2,817,231	3/9/15	18,754
BCLY	SGD	135,752	USD	(106,874)	8/12/14	1,051
BCLY	SGD	394,000	USD	(310,236)	8/18/14	3,005
BNYM	AUD	(84,311,500)	USD	73,236,626	4/30/14	(4,785,128)
BNYM	EUR	(28,593,500)	USD	39,087,600	4/30/14	(301,804)
BNYM	GBP	(17,571,000)	USD	29,078,321	4/30/14	(209,540)
BNYM	JPY	(3,364,154,000)	USD	32,760,926	4/30/14	160,418
BNYM	NZD	(24,078,000)	USD	19,811,585	4/30/14	(1,032,786)
BNYM	PLN	(81,463,500)	USD	26,236,546	4/30/14	(651,867)
BNYM	SEK	(171,201,000)	USD	26,467,681	4/30/14	28,598
BNYM	ZAR	214,562,629	USD	(18,793,631)	4/30/14	1,494,635
CITI	CLP	3,711,140,500	USD	(7,132,693)	10/20/14	(466,168)
CITI	CLP	509,600,000	USD	(937,799)	11/17/14	(19,934)
CITI	EUR	(625,871)	USD	826,055	5/13/14	(36,108)
CITI	EUR	(213,050)	USD	282,147	7/28/14	(11,323)
CITI	EUR	(114,169)	USD	151,993	8/8/14	(5,271)
CITI	EUR	(32,800)	USD	43,705	8/11/14	(1,475)
CITI	EUR	(319,130)	USD	439,323	9/26/14	(263)
CITI	EUR	(4,177,000)	USD	5,625,270	11/7/14	(128,717)
CITI	EUR	(126,500)	USD	172,947	1/29/15	(1,333)
CITI	EUR	(45,000)	USD	61,194	2/10/15	(804)
CITI	EUR	(162,300)	USD	226,457	3/6/15	2,842

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	EUR	(2,897,361)	USD	4,010,020	3/10/15	$18,042
CITI	INR	23,681,000	USD	(374,343)	4/7/14	19,498
CITI	INR	23,912,000	USD	(378,354)	6/3/14	13,894
CITI	JPY	(25,100,000)	USD	256,501	4/22/14	13,280
CITI	JPY	(18,283,000)	USD	185,318	5/12/14	8,135
CITI	JPY	(18,273,000)	USD	181,629	5/14/14	4,541
CITI	JPY	(230,500,000)	USD	2,324,291	6/9/14	90,148
CITI	JPY	(11,693,000)	USD	123,084	6/16/14	9,745
CITI	JPY	(296,974,000)	USD	2,985,074	7/24/14	105,875
CITI	JPY	(13,360,000)	USD	138,059	8/11/14	8,518
CITI	JPY	(336,389,300)	USD	3,497,733	8/13/14	235,986
CITI	JPY	(22,764,000)	USD	234,338	8/25/14	13,594
CITI	JPY	(105,000,000)	USD	1,077,254	10/22/14	58,608
CITI	JPY	(5,392,769)	USD	54,854	11/10/14	2,528
CITI	JPY	(675,068,400)	USD	6,831,141	11/12/14	280,738
CITI	JPY	(12,889,000)	USD	130,165	11/17/14	5,094
CITI	JPY	(37,115,000)	USD	371,528	11/19/14	11,366
CITI	JPY	(41,691,000)	USD	418,332	11/20/14	13,761
CITI	JPY	(15,350,000)	USD	146,763	1/13/15	(2,270)
CITI	JPY	(18,282,000)	USD	180,068	2/10/15	2,522
CITI	JPY	(326,760,000)	USD	3,206,043	2/13/15	32,603
CITI	JPY	(163,190,000)	USD	1,599,274	2/17/15	14,340
CITI	JPY	(24,520,467)	USD	239,640	3/6/15	1,454
CITI	JPY	(294,831,000)	USD	2,904,338	3/8/15	40,365
CITI	MXN	12,528,770	USD	(946,624)	6/9/14	7,789
CITI	MXN	12,515,000	USD	(944,129)	6/10/14	9,162
CITI	MXN	25,449,630	USD	(1,922,831)	6/12/14	15,417
CITI	MXN	15,846,900	USD	(1,183,284)	6/13/14	23,525
CITI	MXN	9,844,000	USD	(739,549)	6/20/14	9,708
CITI	MXN	16,923,055	USD	(1,275,027)	7/10/14	11,034
CITI	MXN	101,273,256	USD	(7,694,811)	10/22/14	(61,660)
CITI	MXN	15,210,900	USD	(1,146,175)	12/16/14	(4,823)
CITI	MXN	7,292,440	USD	(547,768)	12/18/14	(667)
CITI	MXN	17,494,385	USD	(1,303,605)	1/12/15	6,217
CITI	MXN	4,142,500	USD	(303,446)	3/5/15	5,405
CITI	MXN	12,100,000	USD	(885,149)	3/7/15	16,843
CITI	SGD	1,904,081	USD	(1,537,000)	5/16/14	(23,388)
DB	CLP	595,612,500	USD	(1,211,949)	5/9/14	(130,312)
DB	CLP	376,500,000	USD	(732,490)	6/19/14	(51,517)
DB	CLP	60,541,000	USD	(111,699)	7/9/14	(2,400)
DB	CLP	64,100,000	USD	(113,561)	8/12/14	1,809
DB	CLP	63,300,000	USD	(112,413)	8/18/14	1,456
DB	CLP	36,980,000	USD	(65,613)	8/27/14	855
DB	CLP	10,100,000	USD	(17,797)	9/5/14	342
DB	CLP	45,700,000	USD	(80,302)	11/28/14	2,097
DB	CLP	45,700,000	USD	(80,161)	12/1/14	2,261
DB	CLP	24,670,000	USD	(44,781)	12/4/14	(275)
DB	CLP	46,970,000	USD	(84,752)	12/9/14	25
DB	CLP	35,450,000	USD	(64,601)	1/7/15	(439)
DB	CLP	49,800,000	USD	(90,570)	1/12/15	(392)
DB	CLP	35,800,000	USD	(61,884)	2/9/15	3,117
DB	CLP	55,740,000	USD	(97,006)	2/17/15	4,277
DB	CLP	54,420,000	USD	(94,742)	2/26/15	4,229
DB	CLP	10,100,000	USD	(17,431)	3/3/15	945
DB	EUR	(1,345,281)	HUF	429,279,300	3/8/15	34,833

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
DB	EUR	(11,800,000)	PLN	49,897,952	6/20/14	$161,998
DB	EUR	(890,277)	PLN	3,846,000	8/19/14	34,159
DB	EUR	(350,884)	PLN	1,518,347	8/22/14	14,195
DB	EUR	(227,630)	PLN	989,851	8/29/14	10,652
DB	EUR	(948,193)	PLN	4,140,000	9/5/14	49,262
DB	EUR	(496,417)	PLN	2,120,000	1/9/15	4,647
DB	EUR	(318,667)	PLN	1,358,000	3/3/15	544
DB	EUR	(253,178)	USD	325,371	4/3/14	(23,417)
DB	EUR	(620,000)	USD	798,033	4/4/14	(56,103)
DB	EUR	(780,573)	USD	1,021,574	4/11/14	(53,757)
DB	EUR	(193,000)	USD	252,965	4/23/14	(12,909)
DB	EUR	(3,618)	USD	4,878	5/19/14	(106)
DB	EUR	(683,600)	USD	897,617	6/9/14	(44,042)
DB	EUR	(6,318,000)	USD	8,388,724	6/13/14	(314,304)
DB	EUR	(4,020,302)	USD	5,482,514	7/8/14	(55,368)
DB	EUR	(398,476)	USD	542,764	7/9/14	(6,128)
DB	EUR	(196,000)	USD	257,116	7/22/14	(12,868)
DB	EUR	(268,384)	USD	352,662	7/23/14	(17,030)
DB	EUR	(1,010,900)	USD	1,337,108	7/25/14	(55,379)
DB	EUR	(9,978)	USD	13,224	7/29/14	(520)
DB	EUR	(217,499)	USD	288,793	7/31/14	(10,806)
DB	EUR	(396,000)	USD	528,873	8/20/14	(16,603)
DB	EUR	(99,312)	USD	132,621	8/29/14	(4,177)
DB	EUR	(51,000)	USD	67,539	9/3/14	(2,711)
DB	EUR	(476,300)	USD	628,568	9/5/14	(27,517)
DB	EUR	(6,010,000)	USD	8,154,488	9/23/14	(124,023)
DB	EUR	(1,956,000)	USD	2,639,474	9/26/14	(54,827)
DB	EUR	(1,320,000)	USD	1,806,156	10/21/14	(12,151)
DB	EUR	(775,000)	USD	1,069,461	10/29/14	1,882
DB	EUR	(416,044)	USD	574,560	10/31/14	1,449
DB	EUR	(24,586)	USD	33,831	11/3/14	(36)
DB	EUR	(187,000)	USD	252,888	11/5/14	(4,711)
DB	EUR	(143,000)	USD	193,600	11/10/14	(3,389)
DB	EUR	(81,717)	USD	109,845	11/17/14	(2,725)
DB	EUR	(22,847)	USD	30,772	11/19/14	(701)
DB	EUR	(388,000)	USD	525,099	11/20/14	(9,397)
DB	EUR	(564,000)	USD	764,220	11/28/14	(12,738)
DB	EUR	(400,000)	USD	541,864	12/4/14	(9,175)
DB	EUR	(2,121,000)	USD	2,943,990	12/12/14	22,071
DB	EUR	(590,000)	USD	812,512	12/15/14	(283)
DB	EUR	(5,337,821)	USD	7,338,436	12/17/14	(15,076)
DB	EUR	(1,267,675)	USD	1,729,019	1/7/15	(17,416)
DB	EUR	(336,423)	USD	4,530,316	1/9/15	(66,182)
DB	EUR	(4,400,000)	USD	6,048,240	2/23/15	(13,933)
DB	EUR	(8,528,000)	USD	11,694,341	2/25/15	(55,287)
DB	EUR	(269,000)	USD	370,453	3/9/15	(174)
DB	EUR	(77,628)	USD	106,854	3/11/15	(101)
DB	GBP	(658,064)	USD	1,076,527	1/9/15	(17,836)
DB	INR	28,797,100	USD	(459,712)	4/30/14	16,272
DB	INR	71,318,400	USD	(1,127,260)	5/21/14	46,058
DB	INR	34,425,000	USD	(544,453)	5/27/14	21,147
DB	INR	28,797,100	USD	(456,853)	5/30/14	15,966
DB	INR	2,680,000	USD	(42,554)	6/3/14	1,408
DB	INR	34,425,000	USD	(557,147)	6/26/14	4,570
DB	INR	95,751,400	USD	(1,564,118)	6/30/14	(3,196)

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized Appreciation (Depreciation)
	Contracts to Receive (Deliver)
Counterparty			In Exchange For		Settlement Date
DB	JPY	(97,000,000)	USD	1,009,407	6/11/14	$69,216
DB	JPY	(270,200,000)	USD	2,599,826	7/8/14	(19,530)
DB	JPY	(13,360,000)	USD	139,039	8/12/14	9,497
DB	JPY	(25,363,000)	USD	258,392	8/19/14	12,454
DB	JPY	(11,260,000)	USD	115,860	8/25/14	6,671
DB	JPY	(23,347,000)	USD	236,545	8/27/14	10,144
DB	JPY	(338,543,000)	USD	3,407,647	11/14/14	122,595
DB	JPY	(29,985,000)	USD	299,970	11/19/14	8,997
DB	JPY	(28,991,000)	USD	278,384	1/7/15	(3,073)
DB	JPY	(510,836,000)	USD	4,910,221	1/9/15	(49,296)
DB	JPY	(209,750,000)	USD	2,029,176	1/16/15	(7,342)
DB	JPY	(41,390,576)	USD	405,392	1/28/15	3,475
DB	JPY	(54,738,000)	USD	537,015	2/27/15	5,339
DB	JPY	(129,367,000)	USD	1,266,863	3/7/15	10,211
DB	KRW	1,022,000,000	USD	(874,775)	6/27/14	80,683
DB	MXN	75,560,000	USD	(5,580,502)	10/14/14	118,312
DB	MXN	17,699,475	USD	(1,334,852)	12/16/14	(6,769)
DB	MYR	818,260	USD	(253,999)	7/3/14	(4,974)
DB	MYR	2,161,515	USD	(651,922)	9/18/14	2,665
DB	MYR	239,500	USD	(73,275)	9/26/14	(783)
DB	MYR	370,000	USD	(114,888)	10/24/14	(3,099)
DB	MYR	436,240	USD	(133,869)	11/19/14	(2,287)
DB	MYR	294,200	USD	(87,682)	1/8/15	772
DB	MYR	173,500	USD	(51,514)	3/9/15	449
DB	PHP	89,702,340	USD	(2,032,079)	6/26/14	(32,317)
DB	PLN	4,423,065	USD	(1,361,152)	7/31/14	90,234
DB	SGD	1,027,900	USD	(811,562)	5/19/14	5,547
DB	SGD	499,000	USD	(394,559)	5/30/14	2,112
DB	SGD	788,000	USD	(627,938)	6/23/14	(1,518)
DB	SGD	484,000	USD	(381,577)	8/7/14	3,208
DB	SGD	963,000	USD	(760,903)	8/12/14	4,699
DB	SGD	296,000	USD	(233,475)	8/19/14	1,853
DB	SGD	1,299,000	USD	(1,022,898)	8/27/14	9,859
GSC	EUR	(388,556)	USD	511,184	5/7/14	(24,072)
GSC	EUR	(97,000)	USD	127,032	5/8/14	(6,590)
GSC	EUR	(60,000)	USD	79,269	5/12/14	(3,384)
GSC	EUR	(606,438)	USD	796,404	5/13/14	(38,989)
GSC	EUR	(305,000)	USD	395,203	5/20/14	(24,943)
GSC	EUR	(311,000)	USD	400,987	5/30/14	(27,418)
GSC	EUR	(970,000)	USD	1,284,144	7/25/14	(52,006)
GSC	EUR	(203,000)	USD	271,784	8/12/14	(7,842)
GSC	EUR	(390,000)	USD	526,230	9/30/14	(10,979)
GSC	EUR	(275,000)	USD	373,601	10/9/14	(5,206)
GSC	EUR	(1,929,000)	USD	2,661,634	10/29/14	4,394
GSC	EUR	(115,000)	USD	158,257	2/23/15	(186)
GSC	JPY	(24,447,000)	USD	246,897	5/13/14	9,976
GSC	JPY	(170,648,500)	USD	1,672,532	5/30/14	18,590
GSC	JPY	(43,530,000)	USD	421,088	1/27/15	(1,600)
GSC	JPY	(52,074,000)	USD	510,019	2/12/15	4,290
GSC	JPY	(169,827,630)	USD	1,672,997	2/18/15	23,582
HSBC	EUR	(461,000)	USD	602,467	4/10/14	(32,617)
HSBC	EUR	(799,545)	USD	1,046,548	4/16/14	(54,908)
HSBC	EUR	(1,775,000)	USD	2,352,638	8/4/14	(92,373)
HSBC	EUR	(520,000)	USD	702,982	9/30/14	(13,297)
HSBC	EUR	(94,000)	USD	129,227	3/9/15	(285)

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
HSBC	INR	18,962,000	USD	(296,353)	4/29/14	$17,152
HSBC	INR	15,600,000	USD	(244,011)	5/6/14	13,495
HSBC	INR	6,800,000	USD	(106,796)	5/7/14	5,425
HSBC	INR	102,017,000	USD	(1,609,120)	5/12/14	72,608
HSBC	INR	19,170,000	USD	(304,254)	5/30/14	10,498
HSBC	INR	25,151,000	USD	(397,694)	6/3/14	14,878
HSBC	JPY	(345,200,000)	USD	3,486,516	6/9/14	140,632
HSBC	JPY	(292,980,000)	USD	3,028,780	6/10/14	189,029
HSBC	JPY	(51,004,000)	USD	525,814	8/20/14	31,240
HSBC	JPY	(22,597,000)	USD	232,023	8/25/14	12,898
HSBC	JPY	(39,672,000)	USD	401,998	8/27/14	17,291
HSBC	JPY	(19,870,000)	USD	201,521	11/12/14	8,716
HSBC	JPY	(7,824,000)	USD	78,466	11/20/14	2,542
HSBC	JPY	(50,970,000)	USD	490,096	1/15/15	(4,781)
HSBC	JPY	(53,562,442)	USD	523,397	1/28/15	3,287
HSBC	JPY	(246,670,000)	USD	2,420,172	2/12/15	24,575
HSBC	JPY	(36,590,000)	USD	358,648	2/24/15	3,255
HSBC	JPY	(53,500,000)	USD	524,252	3/4/15	4,576
HSBC	KRW	1,025,000,000	USD	(937,785)	9/26/14	16,457
HSBC	MXN	40,878,200	USD	(2,983,156)	9/3/14	110,000
HSBC	MXN	29,567,420	USD	(2,216,448)	9/10/14	19,624
HSBC	MYR	4,660,000	USD	(1,420,601)	6/20/14	(1,183)
HSBC	MYR	7,260,481	USD	(2,149,701)	8/6/14	55,106
HSBC	MYR	6,310,000	USD	(1,881,616)	8/7/14	34,434
HSBC	MYR	610,000	USD	(182,247)	8/11/14	2,933
HSBC	MYR	249,000	USD	(76,135)	9/26/14	(767)
HSBC	MYR	517,000	USD	(161,199)	10/22/14	(4,976)
HSBC	MYR	9,578,989	USD	(2,958,304)	10/24/14	(64,153)
HSBC	MYR	261,000	USD	(80,159)	11/20/14	(1,440)
HSBC	MYR	2,768,508	USD	(819,279)	2/18/15	10,908
HSBC	MYR	3,290,000	USD	(979,166)	2/23/15	7,083
HSBC	MYR	6,530,156	USD	(1,967,566)	3/2/15	(10,887)
HSBC	MYR	165,000	USD	(48,970)	3/9/15	448
HSBC	MYR	1,750,000	USD	(521,174)	3/11/15	2,889
HSBC	SGD	1,245,000	USD	(998,396)	5/19/14	(8,707)
HSBC	SGD	630,000	USD	(500,397)	6/20/14	420
HSBC	SGD	484,000	USD	(381,703)	8/7/14	3,082
HSBC	SGD	296,000	USD	(233,512)	8/19/14	1,816
HSBC	SGD	834,400	USD	(657,732)	9/15/14	5,672
HSBC	SGD	837,000	USD	(661,137)	9/19/14	4,340
HSBC	SGD	296,000	USD	(234,177)	2/18/15	1,228
JPMC	CLP	600,075,000	USD	(1,221,899)	5/9/14	(132,158)
JPMC	CLP	61,100,000	USD	(109,566)	8/20/14	325
JPMC	CLP	66,100,000	USD	(117,177)	8/28/14	1,622
JPMC	CLP	103,600,000	USD	(181,499)	2/24/15	6,877
JPMC	CLP	3,644,767,200	USD	(6,286,790)	3/2/15	344,340
JPMC	CLP	61,600,000	USD	(104,495)	3/9/15	7,653
JPMC	EUR	(696,982)	HUF	211,290,000	9/23/14	(22,062)
JPMC	EUR	(552,315)	HUF	169,141,000	9/25/14	(9,988)
JPMC	EUR	(403,249)	HUF	128,656,760	3/8/15	10,352
JPMC	EUR	(1,350,244)	HUF	429,337,000	3/9/15	28,143
JPMC	EUR	(566,000)	USD	741,852	4/14/14	(37,875)
JPMC	EUR	(108,077)	USD	141,476	4/22/14	(7,409)
JPMC	EUR	(292,994)	USD	378,814	5/23/14	(24,791)
JPMC	EUR	(1,774,000)	USD	2,358,382	7/31/14	(85,254)

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
JPMC	EUR	(784,000)	USD	1,047,455	8/20/14	$(32,478)
JPMC	EUR	(324,000)	USD	433,121	8/21/14	(13,177)
JPMC	EUR	(170,000)	USD	231,840	10/7/14	(2,331)
JPMC	EUR	(270,000)	USD	365,427	10/14/14	(6,495)
JPMC	EUR	(110,916)	USD	147,899	11/12/14	(4,893)
JPMC	EUR	(81,085)	USD	109,754	11/20/14	(1,945)
JPMC	EUR	(395,000)	USD	544,837	12/15/14	677
JPMC	EUR	(214,000)	USD	293,482	2/19/15	(1,357)
JPMC	EUR	(51,000)	USD	70,677	3/4/15	410
JPMC	IDR	(3,597,929,855)	USD	314,295	4/1/14	(2,401)
JPMC	INR	998,000	USD	(15,912)	4/22/14	619
JPMC	INR	5,400,000	USD	(84,452)	5/6/14	4,685
JPMC	JPY	(73,430,000)	USD	753,804	4/21/14	42,262
JPMC	JPY	(87,540,000)	USD	894,259	4/22/14	45,986
JPMC	JPY	(231,400,000)	USD	2,324,109	6/9/14	81,243
JPMC	JPY	(198,680,000)	USD	2,019,178	6/10/14	93,444
JPMC	JPY	(271,440,000)	USD	2,826,805	6/11/14	195,820
JPMC	JPY	(114,500,000)	USD	1,211,832	6/17/14	101,985
JPMC	JPY	(458,000,000)	USD	4,597,008	7/24/14	156,643
JPMC	JPY	(159,300,000)	USD	1,607,061	7/25/14	62,619
JPMC	JPY	(34,396,000)	USD	353,822	8/20/14	20,292
JPMC	JPY	(22,716,000)	USD	231,084	8/26/14	10,805
JPMC	JPY	(27,309,000)	USD	277,072	8/27/14	12,252
JPMC	JPY	(11,285,000)	USD	116,143	8/29/14	6,709
JPMC	JPY	(24,468,902)	USD	249,034	9/29/14	11,704
JPMC	JPY	(5,819,000)	USD	59,014	9/30/14	2,574
JPMC	JPY	(176,475,000)	USD	1,698,001	10/17/14	(13,972)
JPMC	JPY	(333,310,000)	USD	3,395,578	10/20/14	162,067
JPMC	JPY	(274,457,000)	USD	2,775,376	11/13/14	112,208
JPMC	JPY	(26,934,000)	USD	270,067	11/20/14	8,699
JPMC	JPY	(176,475,000)	USD	1,699,833	1/20/15	(13,675)
JPMC	JPY	(246,545,000)	USD	2,421,785	2/12/15	27,402
JPMC	JPY	(163,630,000)	USD	1,601,954	2/13/15	12,806
JPMC	JPY	(174,740,000)	USD	1,720,847	2/18/15	23,720
JPMC	JPY	(36,600,000)	USD	357,209	2/25/15	1,715
JPMC	JPY	(113,300,000)	USD	1,112,666	3/3/15	12,129
JPMC	MYR	9,124,000	USD	(2,799,665)	7/2/14	(22,728)
JPMC	MYR	419,000	USD	(124,126)	7/31/14	3,162
JPMC	MYR	304,000	USD	(93,969)	10/20/14	(2,096)
JPMC	MYR	9,226,676	USD	(2,880,365)	10/27/14	(93,201)
JPMC	MYR	393,000	USD	(122,889)	10/31/14	(4,204)
JPMC	MYR	714,400	USD	(213,202)	1/8/15	1,588
JPMC	MYR	384,000	USD	(114,681)	1/9/15	764
JPMC	MYR	115,000	USD	(34,379)	1/12/15	187
JPMC	MYR	70,000	USD	(21,091)	1/16/15	(56)
JPMC	MYR	1,287,000	USD	(380,330)	2/4/15	5,947
JPMC	MYR	1,654,020	USD	(494,593)	3/3/15	981
JPMC	MYR	5,551,000	USD	(1,665,416)	3/20/15	(4,046)
JPMC	PHP	49,600,000	USD	(1,119,891)	6/25/14	(14,115)
JPMC	PHP	22,400,000	USD	(513,761)	6/27/14	(14,404)
JPMC	SGD	448,398	USD	(360,361)	5/19/14	(3,916)
JPMC	SGD	1,678,252	USD	(1,350,000)	5/20/14	(15,904)
JPMC	SGD	518,000	USD	(409,295)	6/19/14	2,487
JPMC	SGD	3,894,854	USD	(3,048,713)	7/24/14	47,658
MSC	CLP	64,400,000	USD	(130,628)	5/12/14	(13,714)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MSC	CLP	42,500,000	USD	(75,327)	6/6/14	$1,635
MSC	CLP	113,510,000	USD	(213,344)	7/31/14	(8,822)
MSC	CLP	56,740,000	USD	(106,620)	8/20/14	(4,570)
MSC	CLP	509,384,400	USD	(938,524)	11/14/14	(21,310)
MSC	CLP	126,200,000	USD	(228,809)	1/12/15	(285)
MSC	CLP	149,750,000	USD	(260,163)	2/12/15	11,814
MSC	CLP	73,630,000	USD	(128,904)	2/23/15	4,965
MSC	CLP	81,300,000	USD	(141,798)	2/25/15	6,044
MSC	EUR	(311,142)	PLN	1,328,000	5/27/14	8,958
MSC	EUR	(788,000)	USD	1,028,032	7/16/14	(57,419)
MSC	EUR	(1,139,000)	USD	1,492,021	7/22/14	(76,922)
MSC	EUR	(196,000)	USD	260,090	8/15/14	(9,894)
MSC	EUR	(196,000)	USD	263,773	11/17/14	(6,228)
MSC	EUR	(267,000)	USD	369,788	3/1/15	1,921
MSC	JPY	(328,879,680)	USD	3,327,630	4/16/14	140,845
MSC	JPY	(12,000,000)	USD	121,263	8/6/14	4,912
MSC	JPY	(9,000,000)	USD	90,576	11/14/14	3,245
MSC	JPY	(256,633,500)	USD	2,507,447	12/15/14	16,476
MSC	JPY	(48,880,000)	USD	484,104	3/7/15	9,291
SCB	EUR	(107,800)	USD	147,268	12/9/14	(1,237)
SCB	EUR	(3,328,000)	USD	4,522,785	1/13/15	(62,137)
SCB	JPY	(5,370,800)	USD	54,185	11/17/14	2,069
SCB	JPY	(46,050,000)	USD	440,754	1/14/15	(6,349)
SCB	JPY	(63,360,000)	USD	613,225	1/16/15	(1,954)
SCB	JPY	(31,894,000)	USD	312,141	2/26/15	2,354
UBS	EUR	(230,000)	USD	301,127	4/11/14	(15,725)
UBS	EUR	(3,415,000)	USD	4,509,080	5/12/14	(195,230)
UBS	EUR	(1,630,646)	USD	2,104,430	5/23/14	(141,823)
UBS	EUR	(1,130,000)	USD	1,475,587	6/30/14	(80,966)
UBS	EUR	(1,460,000)	USD	1,906,635	7/16/14	(104,480)
UBS	EUR	(1,774,000)	USD	2,361,016	8/1/14	(82,619)
UBS	JPY	(18,274,000)	USD	184,520	5/13/14	7,423

						$(5,363,941)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(89)	U.S. Treasury 5 yr Notes	$(10,582,434)	$(10,586,828)	7/1/14	$(4,394)
(40)	U.S. Treasury 10 yr Notes	(4,946,775)	(4,940,000)	7/1/14	6,775

		$(15,529,209)			$2,381

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	PACTIV	$500,000	5.00%	6/20/17	$(10,981)

	Protection Sold:
BCLY	Republic of Indonesia/Baa	$300,000	1.00%	3/20/19	$4,527
JPMC	Anadarko Petroleum/Baa 5 yr CDS	1,000,000	1.00%	3/20/19	8,124
JPMC	General Electric Capital/A 5 yr CDS	1,500,000	1.00%	3/20/19	7,268
JPMC	People’s Republic of China/Aa	250,000	1.00%	3/20/19	1,814

					$21,733

Total					$10,752

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMC Interest Rate Swap
	$14,880,000	0.236%	3.018%	8/22/23	$(321,827)
	8,500,000	0.236%	3.848%	8/22/43	(488,459)

Total	$23,380,000				$(810,286)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LVIP Global Income Fund–17

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$48,646,695	$48,646,695
Corporate Debt	—	89,128,717	89,128,717
Foreign Debt	—	804,829,610	804,829,610
Money Market Fund	57,728,185	—	57,728,185
U.S. Treasury Obligations	—	278,636,544	278,636,544
Short-Term Investments	—	40,140,000	40,140,000

Total	$57,728,185	$1,261,381,566	$1,319,109,751

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$(5,363,941)	$(5,363,941)

Futures Contracts	$2,381	$—	$2,381

Swap Contracts	$—	$(799,534)	$(799,534)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Global Income Fund–18

LVIP Invesco V.I. Comstock RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–97.59%
Equity Fund–87.94%
*Invesco V.I. Comstock	724,864	$13,105,536

		13,105,536

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–9.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,437,741	$1,437,742

		1,437,742

Total Unaffiliated Investment Companies (Cost $14,166,123)		14,543,278

TOTAL VALUE OF SECURITIES–97.59% (Cost $14,166,123)	14,543,278
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.41%	359,254

NET ASSETS APPLICABLE TO 1,466,435 SHARES OUTSTANDING–100.00%	$14,902,532

*	Series I Shares.
«	Includes $17,300 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contract was outstanding at March 31, 2014:

Futures Contract

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	E-mini S&P 500 Index	$(366,980)	$(372,920)	6/23/14	$(5,940)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$14,543,278

Futures Contracts	$(5,940)

There were no Level 3 investments at the end of the period.

During the period January 2, 2014** through March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus and Statement of Additional Information.

**	Date of commencement of operations.

LVIP Invesco V.I. Comstock RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–88.27%
Beverages–1.42%
Brown-Forman Class B	9,605	$861,472
Dr Pepper Snapple Group	54,429	2,964,203

		3,825,675

Building Products–0.61%
Fortune Brands Home & Security	39,072	1,644,150

		1,644,150

Capital Markets–4.68%
Ameriprise Financial	34,216	3,766,155
Invesco	66,472	2,459,464
Legg Mason	24,619	1,207,316
Northern Trust	38,102	2,497,967
T. Rowe Price Group	32,809	2,701,821

		12,632,723

Chemicals–3.81%
Airgas	29,600	3,152,696
Albemarle	44,911	2,982,989
Sherwin-Williams	8,354	1,646,824
Sigma-Aldrich	26,694	2,492,686

		10,275,195

Commercial Banks–5.64%
City National	20,760	1,634,227
Fifth Third Bancorp	170,740	3,918,483
First Republic Bank	27,770	1,499,302
Huntington Bancshares	116,429	1,160,797
M&T Bank	25,601	3,105,401
SunTrust Banks	74,454	2,962,525
Zions Bancorp	29,583	916,481

		15,197,216

Communications Equipment–0.62%
†CommScope Holding	67,421	1,663,950

		1,663,950

Containers & Packaging–3.05%
Ball	68,937	3,778,437
Rock-Tenn Class A	20,615	2,176,326
Silgan Holdings	45,973	2,276,583

		8,231,346

Distributor–0.17%
Genuine Parts	5,189	450,665

		450,665

Electric Utilities–2.58%
Edison International	38,208	2,162,955
Westar Energy	72,828	2,560,632
Xcel Energy	73,878	2,242,936

		6,966,523

Electrical Equipment–2.55%
AMETEK	46,438	2,391,093

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Hubbell Class B	17,762	$2,129,131
Regal-Beloit	32,569	2,368,092

		6,888,316

Electronic Equipment, Instruments & Components–2.69%
Amphenol Class A	41,465	3,800,267
†Arrow Electronics	58,223	3,456,117

		7,256,384

Food & Staples Retailing–0.41%
†Rite Aid	175,732	1,101,840

		1,101,840

Food Products–0.66%
Hershey	17,165	1,792,026

		1,792,026

Gas Utilities–1.41%
National Fuel Gas	23,070	1,615,823
Questar	91,906	2,185,525

		3,801,348

Health Care Equipment & Supplies–0.72%
†CareFusion	47,925	1,927,543

		1,927,543

Health Care Providers & Services–4.08%
AmerisourceBergen	35,109	2,302,799
†Brookdale Senior Living	33,113	1,109,617
Cigna	40,621	3,401,196
†Henry Schein	13,399	1,599,439
Humana	23,006	2,593,236

		11,006,287

Hotels, Restaurants & Leisure–1.46%
Marriott International Class A	45,263	2,535,633
Wyndham Worldwide	11,807	864,627
Yum Brands	6,945	523,584

		3,923,844

Household Durables–1.63%
†Jarden	35,453	2,121,153
†Mohawk Industries	16,791	2,283,240

		4,404,393

Household Products–0.88%
Energizer Holdings	23,507	2,368,095

		2,368,095

Industrial Conglomerates–1.13%
Carlisle	38,514	3,055,701

		3,055,701

Insurance–8.48%
†Alleghany	4,166	1,697,145

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Berkley (W.R.)	47,080	$1,959,470
Chubb	23,216	2,073,189
Hartford Financial Services Group	68,299	2,408,906
Loews	92,522	4,075,594
Marsh & McLennan	92,164	4,543,685
Old Republic International	103,912	1,704,157
Unum Group	63,343	2,236,641
XL Group	69,181	2,161,906

		22,860,693

Internet & Catalog Retail–1.21%
Expedia	44,849	3,251,553

		3,251,553

IT Services–1.17%
Jack Henry & Associates	56,646	3,158,581

		3,158,581

Machinery–2.58%
IDEX	38,656	2,817,636
†Rexnord	45,241	1,311,084
Snap-on	25,018	2,839,043

		6,967,763

Media–2.26%
CBS Class B	14,009	865,756
Clear Channel Outdoor Holdings Class A	61,154	557,113
†DISH Network Class A	42,416	2,638,699
Gannett	73,969	2,041,544

		6,103,112

Multiline Retail–2.41%
Family Dollar Stores	27,673	1,605,311
Kohl’s	68,396	3,884,893
Nordstrom	16,316	1,018,934

		6,509,138

Multi-Utilities–4.38%
CenterPoint Energy	94,307	2,234,133
CMS Energy	87,413	2,559,453
NiSource	55,414	1,968,859
Sempra Energy	31,689	3,066,228
Wisconsin Energy	42,631	1,984,473

		11,813,146

Oil, Gas & Consumable Fuels–4.65%
Energen	36,293	2,932,837
EQT	23,190	2,248,734
PBF Energy	56,711	1,463,144
QEP Resources	61,647	1,814,888
†Southwestern Energy	50,152	2,307,493
Williams	43,576	1,768,314

		12,535,410

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–1.05%
Equifax	41,422	$2,817,939

		2,817,939

Real Estate Investment Trusts–6.20%
American Campus Communities	39,457	1,473,719
AvalonBay Communities	17,556	2,305,454
Brixmor Property Group	48,160	1,027,253
General Growth Properties	77,715	1,709,730
Kimco Realty	111,455	2,438,635
Rayonier	44,960	2,064,114
Regency Centers	29,996	1,531,596
Vornado Realty Trust	27,536	2,713,948
Weyerhaeuser	49,544	1,454,116

		16,718,565

Real Estate Management & Development–0.45%
Brookfield Property Partners	64,988	1,215,276

		1,215,276

Semiconductors & Semiconductor Equipment–3.35%
Analog Devices	63,628	3,381,192
KLA-Tencor	34,323	2,373,092
Xilinx	60,413	3,278,613

		9,032,897

Software–0.93%
†Synopsys	65,180	2,503,564

		2,503,564

Specialty Retail–6.59%
†AutoZone	5,386	2,892,821
†Bed Bath & Beyond	25,965	1,786,392
Best Buy	46,871	1,237,863
Gap	96,730	3,875,004
Kroger	69,940	3,052,881
PETsMART	35,847	2,469,500
Tiffany & Co.	19,275	1,660,541
TJX	13,017	789,481

		17,764,483

Textiles, Apparel & Luxury Goods–1.12%
PVH	16,477	2,055,835
VF	15,499	959,078

		3,014,913

Thrift & Mortgage Finance–0.28%
Hudson City Bancorp	77,475	761,579

		761,579

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.96%
MSC Industrial Direct	29,863	$2,583,747

		2,583,747

Total Common Stock (Cost $205,526,198)		238,025,579

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–11.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	30,681,572	$30,681,572

Total Money Market Fund (Cost $30,681,572)		30,681,572

TOTAL VALUE OF SECURITIES–99.65% (Cost $236,207,770)	$268,707,151
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	949,263

NET ASSETS APPLICABLE TO 18,346,183 SHARES OUTSTANDING–100.00%	$269,656,414

†	Non-income producing for the period.
«	Includes $314,375 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
15	E-mini Russell 2000 Index	$1,781,258	$1,755,750	6/23/14	$(25,508)
55	E-mini S&P 500 Index	5,116,953	5,127,650	6/23/14	10,698

		$6,898,211			$(14,810)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Common Stock	$238,025,579
Money Market Fund	30,681,572

Total	$268,707,151

Futures Contracts	$(14,810)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–87.81%
Aerospace & Defense–1.13%
#Alliant Techsystems 144A 5.25% 10/1/21	310,000	$320,075
BE Aerospace
5.25% 4/1/22	856,000	884,890
6.875% 10/1/20	1,419,000	1,564,447
Bombardier
#144A 4.75% 4/15/19	850,000	850,000
#144A 6.00% 10/15/22	200,000	200,000
#144A 6.125% 1/15/23	535,000	543,025
#144A 7.50% 3/15/18	40,000	45,300
#144A 7.75% 3/15/20	112,000	126,000
Esterline Technologies 7.00% 8/1/20	850,000	924,375
GenCorp 7.125% 3/15/21	153,000	166,579
#Spirit AeroSystems 144A 5.25% 3/15/22	214,000	215,605
TransDigm 7.75% 12/15/18	600,000	646,500
Triumph Group
4.875% 4/1/21	200,000	198,000
8.625% 7/15/18	35,000	37,187

		6,721,983

Air Freight & Logistics–0.11%
#CEVA Group 144A 7.00% 3/1/21	150,000	153,375
#PHI 144A 5.25% 3/15/19	292,000	295,650
#syncreon Group 144A 8.625% 11/1/21	200,000	209,500

		658,525

Airlines–0.97%
Continental Airlines Pass Through Trust
¿Series 2012-3 Class C 6.125% 4/29/18	577,000	608,014
¿Series 2003-ERJ1 7.875% 7/2/18	1,069,965	1,171,611
¿Series 2004-ERJ1 9.558% 9/1/19	459,121	518,807
¿Series 2005-ERJ1 9.798% 4/1/21	610,672	702,273
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	148,789	160,692
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	581,350	636,578
Northwest Airlines Pass Through Trust
¿Series 2007-1 Class A 7.027% 11/1/19	809,270	897,318
¿Series 2007-1 Class B 8.028% 11/1/17	89,547	97,535
United Airlines Pass Through Trust
•¿Series 2007-1 Class C 2.599% 7/2/14	582,866	582,866

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
United Airlines Pass Through Trust (continued)
¿Series 2007-1 Class A 6.636% 7/2/22	346,114	$382,455

		5,758,149

Auto Components–0.80%
Dana Holding 6.75% 2/15/21	18,000	19,665
Goodyear Tire & Rubber
7.00% 5/15/22	1,913,000	2,132,995
8.25% 8/15/20	400,000	447,500
#Pittsburgh Glass Works 144A 8.00% 11/15/18	311,000	339,767
#Poindexter (J.B.) 144A 9.00% 4/1/22	609,000	654,675
#Schaeffler Finance 144A 4.75% 5/15/21	250,000	256,875
#Stackpole International Intermediate 144A 7.75% 10/15/21	827,000	890,059

		4,741,536

Automobiles–1.10%
Chrysler Group
#144A 8.00% 6/15/19	872,000	959,200
8.00% 6/15/19	575,000	632,500
8.25% 6/15/21	1,875,000	2,130,469
#144A 8.25% 6/15/21	1,491,000	1,694,149
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	936,000	962,910
#144A 5.625% 2/1/23	150,000	156,937

		6,536,165

Beverages–0.21%
Constellation Brands
3.75% 5/1/21	159,000	155,820
4.25% 5/1/23	320,000	313,600
6.00% 5/1/22	5,000	5,550
7.25% 5/15/17	150,000	174,750
#Crestview DS Merger Sub II 144A 10.00% 9/1/21	529,000	589,835

		1,239,555

Building Products–0.87%
Building Materials Corp of America
#144A 6.75% 5/1/21	1,365,000	1,484,437
#144A 7.50% 3/15/20	150,000	162,375
#Calcipar 144A 6.875% 5/1/18	525,000	561,750
#Griffon 144A 5.25% 3/1/22	565,000	560,763
Masco
5.95% 3/15/22	156,000	170,040
7.125% 3/15/20	20,000	23,200
#Masonite International 144A
8.25% 4/15/21	1,040,000	1,153,100

LVIP JPMorgan High Yield Fund –1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
#Norbord 144A 5.375% 12/1/20	457,000	$463,855
Nortek 8.50% 4/15/21	490,000	550,025
#Roofing Supply Group 144A 10.00% 6/1/20	30,000	33,825

		5,163,370

Capital Markets–0.25%
E Trade Financial 6.375% 11/15/19	470,000	513,475
#Neuberger Berman Group 144A 5.625% 3/15/20	225,000	237,375
Oppenheimer Holdings 8.75% 4/15/18	220,000	235,400
#Walter Investment Management 144A 7.875% 12/15/21	507,000	508,267

		1,494,517

Chemicals–2.09%
Ashland
3.00% 3/15/16	344,000	352,600
3.875% 4/15/18	423,000	438,863
4.75% 8/15/22	787,000	776,179
#Axiall 144A 4.875% 5/15/23	145,000	142,825
#Basell Finance 144A 8.10% 3/15/27	435,000	568,801
Celanese US Holdings
4.625% 11/15/22	225,000	222,750
6.625% 10/15/18	435,000	461,535
Chemtura 5.75% 7/15/21	525,000	547,313
#Eagle Spinco 144A 4.625% 2/15/21	120,000	119,100
Huntsman International 4.875% 11/15/20	750,000	758,437
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	204,750
#144A 6.125% 8/15/18	236,000	245,735
LyondellBasell Industries
5.00% 4/15/19	430,000	479,325
6.00% 11/15/21	580,000	680,445
#NOVA Chemicals 144A 5.25% 8/1/23	450,000	483,187
Olin 5.50% 8/15/22	560,000	575,400
OMNOVA Solutions 7.875% 11/1/18	355,000	380,737
PetroLogistics 6.25% 4/1/20	425,000	428,187
PolyOne
5.25% 3/15/23	1,310,000	1,323,100
7.375% 9/15/20	648,000	711,990
Rain CII Carbon
#144A 8.00% 12/1/18	630,000	661,500
#144A 8.25% 1/15/21	400,000	414,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Trinseo Materials Operating 8.75% 2/1/19	722,000	$777,053
Tronox Finance 6.375% 8/15/20	690,000	712,425

		12,466,237

Commercial Banks–2.35%
AmSouth Bancorp 6.75% 11/1/25	425,000	461,782
•BAC Capital Trust XIV 4.00% 12/31/49	296,000	233,840
Barclays Bank 7.625% 11/21/22	510,000	563,550
CIT Group
4.25% 8/15/17	338,000	354,900
5.00% 5/15/17	749,000	804,239
5.00% 8/15/22	1,960,000	2,042,083
5.375% 5/15/20	1,073,000	1,156,157
#144A 6.625% 4/1/18	1,306,000	1,467,617
Royal Bank of Scotland Group
6.00% 12/19/23	293,000	301,119
6.10% 6/10/23	1,339,000	1,392,348
6.125% 12/15/22	1,785,000	1,875,701
•9.50% 3/16/22	697,000	818,721
•Wachovia Capital Trust III 5.57% 3/29/49	1,500,000	1,449,375
•Wells Fargo 7.98% 3/29/49	975,000	1,112,719

		14,034,151

Commercial Services & Supplies–2.64%
ADT
3.50% 7/15/22	171,000	150,575
4.125% 4/15/19	230,000	228,204
4.125% 6/15/23	1,190,000	1,067,482
#144A 6.25% 10/15/21	795,000	817,856
Casella Waste Systems 7.75% 2/15/19	755,000	787,087
Cenveo 8.875% 2/1/18	575,000	589,375
Clean Harbors 5.125% 6/1/21	150,000	153,750
Covanta Holding
5.875% 3/1/24	200,000	204,157
6.375% 10/1/22	144,000	153,720
#Darling Escrow 144A 5.375% 1/15/22	411,000	422,816
Deluxe 7.00% 3/15/19	965,000	1,042,200
Donnelley (R.R.)
6.00% 4/1/24	580,000	585,800
6.50% 11/15/23	340,000	360,825
7.625% 6/15/20	193,000	222,915
#Garda World Security 144A 7.25% 11/15/21	775,000	831,187
#~Igloo Holdings PIK 144A 8.25% 12/15/17	208,000	213,460

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
International Lease Finance
5.875% 4/1/19	260,000	$285,350
6.25% 5/15/19	1,345,000	1,489,587
8.25% 12/15/20	2,371,000	2,873,628
8.625% 1/15/22	845,000	1,040,406
Iron Mountain
5.75% 8/15/24	100,000	97,875
7.75% 10/1/19	346,000	383,195
8.375% 8/15/21	137,000	145,563
#Liberty Tire Recycling 144A 11.00% 10/1/16	250,000	245,000
#Mustang Merger 144A 8.50% 8/15/21	308,000	338,800
#Prestige Brands 144A 5.375% 12/15/21	350,000	360,063
#Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	330,000	341,550
TransUnion Holding 9.625% 6/15/18	306,000	326,655

		15,759,081

Communications Equipment–0.86%
Alcatel-Lucent USA
#144A 4.625% 7/1/17	266,000	274,645
6.45% 3/15/29	489,000	469,440
#144A 6.75% 11/15/20	673,000	715,063
Avaya
#144A 7.00% 4/1/19	725,000	723,187
#144A 10.50% 3/1/21	456,000	425,220
#Brightstar 144A 9.50% 12/1/16	710,000	777,450
Goodman Networks 12.125% 7/1/18	800,000	856,000
#144A 12.375% 7/1/18	251,000	268,570
Nokia
5.375% 5/15/19	418,000	442,035
6.625% 5/15/39	158,000	162,740

		5,114,350

Computers & Peripherals–0.25%
NCR 5.00% 7/15/22	115,000	115,719
NCR Escrow
#144A 5.875% 12/15/21	55,000	58,163
#144A 6.375% 12/15/23	130,000	138,775
Seagate HDD Cayman
#144A 3.75% 11/15/18	525,000	542,063
#144A 4.75% 6/1/23	257,000	255,073
6.875% 5/1/20	50,000	54,563
7.00% 11/1/21	278,000	312,403

		1,476,759

Construction & Engineering–0.36%
Dycom Investments 7.125% 1/15/21	525,000	568,969

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
#LSB Industries 144A 7.75% 8/1/19	231,000	$248,903
MasTec 4.875% 3/15/23	187,000	184,195
Tutor Perini 7.625% 11/1/18	855,000	914,850
USG
#144A 5.875% 11/1/21	178,000	189,793
#144A 7.875% 3/30/20	18,000	20,183

		2,126,893

Construction Materials–2.15%
Cemex
#144A 6.50% 12/10/19	625,000	666,406
#144A 7.25% 1/15/21	1,500,000	1,642,500
#144A 9.00% 1/11/18	300,000	327,750
Cemex Espana Luxembourg
#144A 9.25% 5/12/20	375,000	413,437
#144A 9.875% 4/30/19	1,550,000	1,805,750
Cemex Finance
#144A 6.00% 4/1/24	388,000	389,940
#144A 9.375% 10/12/22	3,280,000	3,866,300
#Headwaters 144A 7.25% 1/15/19	336,000	351,960
Lafarge 7.125% 7/15/36	225,000	241,875
#US Concrete 144A 8.50% 12/1/18	232,000	252,880
Vulcan Materials 7.50% 6/15/21	2,432,000	2,875,840

		12,834,638

Consumer Finance–1.58%
#ACE Cash Express 144A 11.00% 2/1/19	1,020,000	851,700
Ally Financial
4.625% 6/26/15	390,000	404,799
4.75% 9/10/18	15,000	15,919
5.50% 2/15/17	260,000	283,400
6.25% 12/1/17	1,775,000	1,988,000
7.50% 9/15/20	1,185,000	1,413,113
8.00% 12/31/18	450,000	538,875
8.00% 3/15/20	1,585,000	1,917,850
8.00% 11/1/31	1,630,000	2,017,125

		9,430,781

Containers & Packaging–2.49%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	365,000	382,337
#144A 7.00% 11/15/20	88,235	93,309
#144A 7.375% 10/15/17	400,000	427,500
#144A 9.125% 10/15/20	491,000	547,465
Ball
4.00% 11/15/23	354,000	332,760
5.00% 3/15/22	135,000	139,050
5.75% 5/15/21	200,000	214,500
Berry Plastics 9.50% 5/15/18	205,000	217,044

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Berry Plastics (continued) 9.75% 1/15/21	775,000	$903,844
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	440,000	452,100
#144A 6.00% 6/15/17	150,000	155,625
Cascades 7.75% 12/15/17	250,000	260,937
Crown Americas
4.50% 1/15/23	445,000	427,200
6.25% 2/1/21	250,000	271,875
Graphic Packaging International 4.75% 4/15/21	357,000	359,231
Owens Illinois 7.80% 5/15/18	400,000	469,000
Reynolds Group Issuer
5.75% 10/15/20	885,000	931,463
6.875% 2/15/21	435,000	471,975
7.125% 4/15/19	750,000	796,875
7.875% 8/15/19	1,400,000	1,548,750
8.50% 5/15/18	1,000,000	1,050,000
9.00% 4/15/19	1,175,000	1,263,125
9.875% 8/15/19	1,500,000	1,683,750
Sealed Air
#144A 5.25% 4/1/23	200,000	203,000
#144A 6.50% 12/1/20	355,000	393,163
#144A 8.125% 9/15/19	250,000	280,625
#144A 8.375% 9/15/21	500,000	578,125

		14,854,628

Distributor–0.32%
HD Supply
7.50% 7/15/20	415,000	454,944
8.125% 4/15/19	730,000	817,600
VWR Funding 7.25% 9/15/17	610,000	658,800

		1,931,344

Diversified Consumer Services–0.13%
Service International
#144A 5.375% 1/15/22	83,000	84,453
7.00% 5/15/19	230,000	244,663
8.00% 11/15/21	360,000	418,500

		747,616

Diversified Financial Services–2.83%
#Ausdrill Finance 144A 6.875% 11/1/19	487,000	445,605
Bank of America
5.875% 1/5/21	790,000	912,787
•8.00% 12/30/49	2,334,000	2,656,129
#Cantor Commercial Real Estate 144A 7.75% 2/15/18	265,000	284,875
#‡Chukchansi Economic Development Authority 144A 9.75% 5/30/20	236,584	167,974
•Citigroup 5.95% 12/29/49	795,000	778,106

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#CNG Holdings 144A 9.375% 5/15/20	1,478,000	$1,367,150
#Denali Borrower 144A 5.625% 10/15/20	1,879,000	1,916,580
Fly Leasing 6.75% 12/15/20	200,000	210,000
General Motors Financial
2.75% 5/15/16	120,000	121,872
3.25% 5/15/18	56,000	56,700
4.25% 5/15/23	94,000	93,060
4.75% 8/15/17	500,000	536,875
Icahn Enterprises
#144A 3.50% 3/15/17	894,000	905,175
#144A 4.875% 3/15/19	455,000	464,100
#144A 5.875% 2/1/22	1,244,000	1,265,770
#•ILFC E-Capital Trust I 144A 5.21% 12/21/65	2,595,000	2,465,250
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	566,000	551,850
#Jefferies Finance 144A 6.875% 4/15/22	295,000	298,687
#National Financial Partners 144A 9.00% 7/15/21	221,000	237,575
Nationstar Mortgage
6.50% 7/1/21	172,000	162,970
7.875% 10/1/20	338,000	343,070
9.625% 5/1/19	143,000	158,730
#ROC Finance 144A
12.125% 9/1/18	462,000	489,720

		16,890,610

Diversified Telecommunication Services–5.10%
#Altice Financing 144A 6.50% 1/15/22	330,000	348,975
#Altice Finco 144A 8.125% 1/15/24	200,000	216,500
Cincinnati Bell
8.375% 10/15/20	205,000	225,500
8.75% 3/15/18	199,000	208,577
#Clearwire Communications 144A 14.75% 12/1/16	670,000	890,263
Embarq 7.995% 6/1/36	4,609,000	4,821,705
Frontier Communications
8.50% 4/15/20	275,000	321,063
9.25% 7/1/21	1,061,000	1,262,590
Intelsat Jackson Holdings
#144A 5.50% 8/1/23	665,000	654,194
6.625% 12/15/22	1,110,000	1,159,950
#144A 6.625% 12/15/22	800,000	836,000
7.25% 10/15/20	315,000	342,956
7.50% 4/1/21	1,500,000	1,653,750
Intelsat Luxembourg
#144A 7.75% 6/1/21	1,560,000	1,647,750

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Intelsat Luxembourg (continued) #144A 8.125% 6/1/23	1,121,000	$1,192,464
Level 3 Communications
8.875% 6/1/19	50,000	55,187
11.875% 2/1/19	3,933,000	4,463,955
Level 3 Financing
#•144A 3.846% 1/15/18	160,000	163,400
#144A 6.125% 1/15/21	1,240,000	1,311,300
7.00% 6/1/20	585,000	636,919
8.125% 7/1/19	1,318,000	1,453,095
8.625% 7/15/20	617,000	694,896
PAETEC Holding 9.875% 12/1/18	245,000	270,113
Qwest 7.25% 9/15/25	340,000	376,326
Qwest Capital Funding
6.875% 7/15/28	124,000	119,660
7.75% 2/15/31	679,000	677,303
#Telesat Canada 144A 6.00% 5/15/17	335,000	347,563
#UPCB Finance III 144A 6.625% 7/1/20	150,000	161,250
#UPCB Finance V 144A 7.25% 11/15/21	846,000	936,945
#UPCB Finance VI 144A 6.875% 1/15/22	185,000	202,575
Virgin Media Finance
#144A 6.375% 4/15/23	200,000	213,000
8.375% 10/15/19	134,000	144,050
Windstream
6.375% 8/1/23	165,000	161,700
7.50% 4/1/23	457,000	482,135
7.75% 10/15/20	670,000	721,925
7.75% 10/1/21	660,000	712,800
7.875% 11/1/17	125,000	144,063
8.125% 9/1/18	135,000	144,113

		30,376,510

Electric Utilities–0.06%
#InterGen 144A 7.00% 6/30/23	353,000	372,415

		372,415

Electrical Equipment–0.17%
#Artesyn Escrow 144A 9.75% 10/15/20	164,000	155,800
#International Wire Group Holdings 144A 8.50% 10/15/17	775,000	848,625

		1,004,425

Electronic Equipment, Instruments & Components–0.26%
CDW 8.50% 4/1/19	569,000	625,900
Jabil Circuit 4.70% 9/15/22	337,000	334,894

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
#Viasystems 144A 7.875% 5/1/19	529,000	$572,643

		1,533,437

Energy Equipment & Services–2.19%
Basic Energy Services
7.75% 2/15/19	325,000	350,594
7.75% 10/15/22	846,000	922,140
CGG 9.50% 5/15/16	173,000	179,055
#Exterran Partners 144A 6.00% 10/1/22	400,000	400,000
Key Energy Services 6.75% 3/1/21	1,365,000	1,441,781
#Ocean Rig UDW 144A 7.25% 4/1/19	414,000	414,517
Oil States International
5.125% 1/15/23	259,000	291,375
6.50% 6/1/19	515,000	543,325
Parker Drilling
#144A 6.75% 7/15/22	252,000	260,820
7.50% 8/1/20	600,000	642,000
#Petroleum Geo-Services 144A 7.375% 12/15/18	600,000	646,500
Pioneer Energy Services
#144A 6.125% 3/15/22	192,000	195,840
9.875% 3/15/18	500,000	527,525
Precision Drilling
6.50% 12/15/21	360,000	387,000
6.625% 11/15/20	385,000	413,875
#Sea Trucks Group 144A 9.00% 3/26/18	800,000	784,000
Seadrill
#144A 6.125% 9/15/17	267,000	279,683
#144A 6.625% 9/15/20	975,000	1,004,250
SESI 7.125% 12/15/21	500,000	560,000
#Trinidad Drilling 144A 7.875% 1/15/19	590,000	634,250
Unit 6.625% 5/15/21	2,015,000	2,145,975

		13,024,505

Food & Staples Retailing–1.03%
#~BI-LO PIK 144A 8.625% 9/15/18	258,000	268,643
CST Brands 5.00% 5/1/23	942,000	930,225
Ingles Markets 5.75% 6/15/23	560,000	562,800
New Albertsons
6.625% 6/1/28	206,000	150,380
7.45% 8/1/29	151,000	122,310
7.75% 6/15/26	618,000	509,850
8.00% 5/1/31	544,000	451,520
8.70% 5/1/30	71,000	60,527
Rite Aid 6.75% 6/15/21	440,000	478,500

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Rite Aid (continued)
9.25% 3/15/20	225,000	$257,344
10.25% 10/15/19	500,000	552,500
Supervalu 8.00% 5/1/16	872,000	965,740
Tops Holding 8.875% 12/15/17	755,000	828,613

		6,138,952

Food Products–2.19%
ARAMARK 5.75% 3/15/20	850,000	902,063
#Bumble Bee Holdings 144A 9.00% 12/15/17	1,560,000	1,708,200
Dean Foods 7.00% 6/1/16	425,000	469,625
#Hawk Acquisition 144A 4.25% 10/15/20	1,687,000	1,663,804
JBS USA Finance
#144A 7.25% 6/1/21	822,000	879,540
#144A 7.25% 6/1/21	398,000	424,865
#144A 8.25% 2/1/20	721,000	793,100
Michael Foods 9.75% 7/15/18	100,000	107,250
#Nufarm Australia 144A 6.375% 10/15/19	574,000	596,243
Pilgrim’s Pride 7.875% 12/15/18	1,540,000	1,663,200
#Post Holdings 144A 6.75% 12/1/21	1,165,000	1,236,356
Smithfield Foods 7.75% 7/1/17	755,000	879,575
Sun Merger Sub
#144A 5.25% 8/1/18	1,177,000	1,225,551
#144A 5.875% 8/1/21	247,000	256,880
#Wells Enterprises 144A 6.75% 2/1/20	262,000	271,825

		13,078,077

Gas Utilities–0.40%
AmeriGas Finance
6.75% 5/20/20	122,000	132,675
7.00% 5/20/22	1,157,000	1,269,807
AmeriGas Partners
6.25% 8/20/19	415,000	448,200
6.50% 5/20/21	27,000	28,957
#NGL Energy Partners 144A 6.875% 10/15/21	352,000	367,840
Suburban Propane Partners
7.375% 8/1/21	68,000	75,310
7.50% 10/1/18	71,000	75,793

		2,398,582

Health Care Equipment & Supplies–1.09%
Alere 6.50% 6/15/20	740,000	780,700
Biomet
6.50% 8/1/20	1,102,000	1,192,364
6.50% 10/1/20	925,000	987,437

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
#~ConvaTec Finance International PIK 144A 8.25% 1/15/19	346,000	$357,245
#ConvaTec Healthcare 144A 10.50% 12/15/18	1,700,000	1,893,375
Hologic 6.25% 8/1/20	820,000	871,250
Hospira 5.20% 8/12/20	71,000	75,958
Mallinckrodt International Finance
#144A 3.50% 4/15/18	72,000	70,990
#144A 4.75% 4/15/23	270,000	257,243

		6,486,562

Health Care Providers & Services–5.01%
#Acadia Healthcare 144A 6.125% 3/15/21	340,000	356,575
Amsurg 5.625% 11/30/20	500,000	522,500
Community Health Systems
5.125% 8/15/18	305,000	321,013
#144A 5.125% 8/1/21	525,000	540,750
#144A 6.875% 2/1/22	805,000	845,250
7.125% 7/15/20	810,000	879,863
8.00% 11/15/19	635,000	700,881
DaVita
5.75% 8/15/22	400,000	427,500
6.375% 11/1/18	600,000	631,500
6.625% 11/1/20	450,000	484,313
Emergency Medical Services 8.125% 6/1/19	122,000	130,769
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	673,313
#144A 6.50% 9/15/18	225,000	253,125
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	190,520
#144A 5.875% 1/31/22	763,000	814,503
HCA
3.75% 3/15/19	444,000	446,775
4.75% 5/1/23	255,000	252,769
5.00% 3/15/24	506,000	508,214
5.875% 3/15/22	1,019,000	1,100,520
5.875% 5/1/23	445,000	458,906
6.50% 2/15/20	1,550,000	1,739,875
7.25% 9/15/20	300,000	325,125
7.50% 2/15/22	1,415,000	1,620,175
8.00% 10/1/18	1,000,000	1,187,500
HCA Holdings 6.25% 2/15/21	470,000	504,310
IASIS Healthcare 8.375% 5/15/19	393,000	421,493
inVentiv Health
#144A 9.00% 1/15/18	325,000	346,125
#144A 11.00% 8/15/18	726,000	673,365
#144A 11.00% 8/15/18	682,000	634,260

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
LifePoint Hospitals
#144A 5.50% 12/1/21	255,000	$265,200
6.625% 10/1/20	250,000	272,500
#Milacron 144A 7.75% 2/15/21	740,000	802,900
#MPH Acquisition Holdings 144A 6.625% 4/1/22	1,540,000	1,584,275
#MultiPlan 144A 9.875% 9/1/18	1,115,000	1,215,350
#National Mentor Holdings 144A 12.50% 2/15/18	975,000	1,039,594
Omnicare 7.75% 6/1/20	402,000	444,210
Tenet Healthcare
4.375% 10/1/21	495,000	480,150
4.50% 4/1/21	496,000	486,700
4.75% 6/1/20	485,000	491,063
#144A 5.00% 3/1/19	120,000	120,150
#144A 6.00% 10/1/20	658,000	705,294
6.25% 11/1/18	150,000	166,031
6.75% 2/1/20	115,000	121,469
8.00% 8/1/20	760,000	832,200
8.125% 4/1/22	1,150,000	1,288,000
Thermadyne Holdings 9.00% 12/15/17	518,000	555,581
United Surgical Partners International 9.00% 4/1/20	922,000	1,028,030

		29,890,484

Health Care Technology–0.04%
#IMS Health 144A 6.00% 11/1/20	220,000	232,100

		232,100

Hotels, Restaurants & Leisure–3.71%
Ameristar Casinos 7.50% 4/15/21	345,000	375,187
Burger King 9.875% 10/15/18	475,000	520,719
#CCM Merger 144A 9.125% 5/1/19	260,000	278,200
#Ceasers Entertainment Resort Properties 144A 8.00% 10/1/20	1,450,000	1,533,375
#CEC Entertainment 144A 8.00% 2/15/22	565,000	587,600
Cedar Fair 5.25% 3/15/21	1,093,000	1,112,127
Cinemark USA 5.125% 12/15/22	460,000	462,300
DineEquity 9.50% 10/30/18	285,000	312,075
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	201,000	216,577
#Graton Economic Development Authority 144A 9.625% 9/1/19	325,000	372,937
#Hilton Worldwide Finance 144A 5.625% 10/15/21	845,000	884,609

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Isle of Capri Casinos
5.875% 3/15/21	300,000	$306,000
8.875% 6/15/20	250,000	272,187
MGM Resorts International
6.75% 10/1/20	675,000	750,094
7.625% 1/15/17	503,000	576,564
7.75% 3/15/22	2,862,000	3,334,230
8.625% 2/1/19	210,000	252,525
10.00% 11/1/16	200,000	239,750
11.375% 3/1/18	250,000	324,375
#~MISA Investments PIK 144A 8.625% 8/15/18	190,000	196,175
MTR Gaming Group 11.50% 8/1/19	300,000	340,500
#PF Chang’s China 144A 10.25% 6/30/20	323,000	341,573
Pinnacle Entertainment 8.75% 5/15/20	295,000	324,131
#PNK Finance 144A 6.375% 8/1/21	200,000	209,000
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	474,000	521,993
Royal Caribbean Cruises 7.50% 10/15/27	5,000	5,600
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,080,000	1,093,500
#Seneca Gaming 144A 8.25% 12/1/18	949,000	1,020,175
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	155,845
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	480,000	535,200
#Six Flags Entertainment 144A 5.25% 1/15/21	775,000	782,750
Station Casinos 7.50% 3/1/21	1,000,000	1,086,250
#Studio City Finance 144A 8.50% 12/1/20	1,000,000	1,120,000
Vail Resorts 6.50% 5/1/19	190,000	200,094
#Viking Cruises 144A 8.50% 10/15/22	355,000	404,700
Wynn Las Vegas 5.375% 3/15/22	525,000	550,594
#Wynn Macau 144A 5.25% 10/15/21	478,000	487,560

		22,087,071

Household Durables–1.67%
Brookfield Residential Properties
#144A 6.125% 7/1/22	475,000	492,813
#144A 6.50% 12/15/20	535,000	572,450
Horton (D.R.) 6.50% 4/15/16	57,000	62,486
Jarden 7.50% 5/1/17	650,000	751,563

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
K Hovnanian Enterprises
#144A 7.00% 1/15/19	183,000	$188,147
#144A 7.25% 10/15/20	369,000	402,210
#144A 9.125% 11/15/20	176,000	198,440
11.875% 10/15/15	445,000	509,525
KB Home
4.75% 5/15/19	390,000	393,900
9.10% 9/15/17	75,000	88,875
Lennar
4.50% 6/15/19	344,000	350,880
6.95% 6/1/18	562,000	637,870
12.25% 6/1/17	285,000	367,650
M/I Homes 8.625% 11/15/18	667,000	722,861
Meritage Homes 7.00% 4/1/22	316,000	349,970
#Serta Simmons Holdings 144A 8.125% 10/1/20	519,000	572,846
Spectrum Brands
6.625% 11/15/22	333,000	364,219
6.75% 3/15/20	1,000,000	1,086,250
Standard Pacific
8.375% 5/15/18	232,000	275,500
8.375% 1/15/21	300,000	356,250
10.75% 9/15/16	193,000	232,565
#Taylor Morrison Communities 144A 7.75% 4/15/20	219,000	242,543
#WCI Communities 144A 6.875% 8/15/21	695,000	722,800

		9,942,613

Independent Power Producers & Energy Traders–1.51%
AES
4.875% 5/15/23	190,000	182,400
5.50% 3/15/24	781,000	777,095
Calpine
#144A 5.875% 1/15/24	696,000	709,920
#144A 6.00% 1/15/22	500,000	527,500
#144A 7.50% 2/15/21	796,000	873,610
#144A 7.875% 1/15/23	1,226,000	1,379,250
#Dynegy 144A 5.875% 6/1/23	400,000	395,000
GenOn Energy 9.875% 10/15/20	1,414,000	1,449,350
NRG Energy
#144A 6.25% 7/15/22	250,000	258,125
6.625% 3/15/23	939,000	978,907
7.625% 5/15/19	700,000	731,500
7.875% 5/15/21	267,000	295,035
RRI Energy 7.875% 6/15/17	450,000	454,500

		9,012,192

Insurance–1.14%
•American International Group
8.175% 5/15/58	1,110,000	1,463,813

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#A-S Co-Issuer Subsidiary 144A 7.875% 12/15/20	358,000	$384,850
#•Catlin Insurance 144A 7.249% 12/31/49	621,000	645,840
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21 .	450,000	481,500
•Hartford Financial Services Group 8.125% 6/15/38	865,000	1,019,619
Liberty Mutual Group
#144A 7.80% 3/15/37	905,000	1,009,075
#•144A 10.75% 6/15/58	558,000	839,790
#Onex USI Aquisition 144A 7.75% 1/15/21	551,000	577,173
•Prudential Financial 5.625% 6/15/43	379,000	388,475

		6,810,135

Internet & Catalog Retail–0.20%
IAC 4.875% 11/30/18	105,000	110,119
NetFlix
5.375% 2/1/21	536,000	565,480
#144A 5.75% 3/1/24	485,000	504,400

		1,179,999

Internet Software & Services–0.36%
#Bankrate 144A 6.125% 8/15/18	245,000	260,925
#eAccess 144A 8.25% 4/1/18	650,000	710,125
Equinix 4.875% 4/1/20	187,000	192,143
Zayo Group 10.125% 7/1/20	830,000	965,913

		2,129,106

IT Services–2.58%
#Ceridian 144A 8.875% 7/15/19	417,000	475,380
#Ceridian HCM Holding 144A 11.00% 3/15/21	357,000	413,227
CyrusOne 6.375% 11/15/22	294,000	311,640
Fidelity National Information Services 7.875% 7/15/20	50,000	53,792
First Data
#144A 6.75% 11/1/20	1,525,000	1,647,000
#144A 8.25% 1/15/21	1,195,000	1,302,550
#144A 8.875% 8/15/20	500,000	556,250
10.625% 6/15/21	320,000	361,600
11.25% 1/15/21	250,000	286,563
11.75% 8/15/21	1,308,000	1,379,940
12.625% 1/15/21	1,029,000	1,229,655
#~First Data Holdings PIK 144A 14.50% 9/24/19	789,725	746,290
#~First Data PIK 144A 8.75% 1/15/22	673,589	739,264
Harland Clarke Holdings
#144A 9.25% 3/1/21	315,000	317,756
#144A 9.75% 8/1/18	1,405,000	1,549,013

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
iGATE
#144A 4.75% 4/15/19	335,000	$337,931
9.00% 5/1/16	485,000	511,069
#Sabre 144A 8.50% 5/15/19	120,000	133,050
Sitel
#144A 11.00% 8/1/17	443,000	477,886
11.50% 4/1/18	889,000	837,883
#SunGard Availability Services Capital 144A 8.75% 4/1/22	357,000	359,231
SunGard Data Systems
6.625% 11/1/19	290,000	308,125
7.625% 11/15/20	496,000	546,220
Unisys 6.25% 8/15/17	325,000	356,281
#WEX 144A 4.75% 2/1/23	166,000	156,870

		15,394,466

Leisure Equipment & Products–0.09%
Party City Holdings 8.875% 8/1/20	208,000	232,700
#~PC Nextco Holdings PIK 144A 8.75% 8/15/19	300,000	311,625

		544,325

Life Sciences Tools & Services–0.18%
Catalent Pharma Solutions 7.875% 10/15/18	1,069,000	1,089,044

		1,089,044

Machinery–0.38%
#Amsted Industries 144A 5.00% 3/15/22	235,000	237,056
#BC Mountain 144A 7.00% 2/1/21	587,000	584,065
#BlueLine Rental Finance 144A 7.00% 2/1/19	555,000	588,300
Briggs & Stratton 6.875% 12/15/20	500,000	557,500
Columbus McKinnon 7.875% 2/1/19	110,000	119,075
#Huber (J.M.) 144A 9.875% 11/1/19	170,000	196,350

		2,282,346

Marine–0.98%
#Bluewater Holding 144A 10.00% 12/10/19	1,400,000	1,463,000
Martin Midstream Partners
#144A 7.25% 2/15/21	400,000	421,500
7.25% 2/15/21	281,000	296,104
#Navios Maritime Acquisition 144A 8.125% 11/15/21	161,000	168,647
Navios South American Logistics 9.25% 4/15/19	917,000	985,775

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Marine (continued)
#Ridgebury Crude Tankers 144A 7.625% 3/20/17	474,000	$486,146
Teekay 8.50% 1/15/20	286,000	326,755
Ultrapetrol Bahamas 8.875% 6/15/21	1,276,000	1,402,005
#World Wide Supply 144A 7.75% 5/26/17	280,000	281,925

		5,831,857

Media–6.07%
#AMC Entertainment 144A 5.875% 2/15/22	666,000	679,320
Cablevision Systems 8.00% 4/15/20	1,775,000	2,078,969
CBS Outdoor Americas Capital
#144A 5.25% 2/15/22	130,000	133,575
#144A 5.625% 2/15/24	130,000	133,575
CCO Holdings
5.25% 3/15/21	980,000	992,250
5.25% 9/30/22	455,000	451,019
6.50% 4/30/21	1,548,000	1,646,685
7.00% 1/15/19	227,000	240,620
8.125% 4/30/20	1,140,000	1,251,150
Clear Channel Communications 9.00% 12/15/19	936,000	987,480
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,682,000	1,806,047
6.50% 11/15/22	793,000	845,536
7.625% 3/15/20	1,843,000	1,999,655
7.625% 3/15/20	45,000	48,487
#Cogeco Cable 144A 4.875% 5/1/20	167,000	166,791
CSC Holdings 6.75% 11/15/21	305,000	342,363
DISH DBS
5.875% 7/15/22	98,000	104,860
6.75% 6/1/21	2,505,000	2,811,863
7.875% 9/1/19	347,000	411,195
#DreamWorks Animation SKG 144A 6.875% 8/15/20	730,000	793,875
Gannett
#144A 5.125% 7/15/20	430,000	443,975
#144A 6.375% 10/15/23	788,000	838,235
Gray Television 7.50% 10/1/20	1,230,000	1,340,700
#Harron Communications 144A 9.125% 4/1/20	270,000	306,450
Lamar Media
5.00% 5/1/23	168,000	168,840
5.875% 2/1/22	50,000	53,250
7.875% 4/15/18	125,000	130,469
Liberty Interactive 8.25% 2/1/30	380,000	410,400

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Live Nation Entertainment 144A 7.00% 9/1/20	445,000	$488,944
#McGraw-Hill Global Education Holdings 144A 9.75% 4/1/21	199,000	226,860
Mediacom 9.125% 8/15/19	487,000	523,525
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	183,480
Nexstar Broadcasting 6.875% 11/15/20	592,000	639,360
Nielsen Finance
4.50% 10/1/20	300,000	303,750
#144A 5.00% 4/15/22	309,000	311,317
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	162,556
Quebecor Media 5.75% 1/15/23	240,000	241,800
#Radio One 144A 9.25% 2/15/20	205,000	218,325
#RCN Telecom Services 144A 8.50% 8/15/20	335,000	355,937
Regal Entertainment Group
5.75% 3/15/22	325,000	335,563
5.75% 6/15/23	550,000	561,000
Sinclair Television Group
5.375% 4/1/21	340,000	339,150
6.125% 10/1/22	615,000	625,763
Sirius XM Radio
#144A 4.25% 5/15/20	310,000	303,800
#144A 4.625% 5/15/23	660,000	623,700
#144A 5.25% 8/15/22	150,000	155,250
#144A 5.75% 8/1/21	550,000	574,750
#144A 5.875% 10/1/20	160,000	168,800
Starz 5.00% 9/15/19	690,000	715,875
Univision Communications
#144A 5.125% 5/15/23	625,000	642,187
#144A 6.75% 9/15/22	2,076,000	2,306,955
#144A 7.875% 11/1/20	400,000	444,000
#144A 8.50% 5/15/21	350,000	389,375
Videotron
5.00% 7/15/22	262,000	263,965
#144A 5.375% 6/15/24	464,000	467,480
#VTR Finance 144A 6.875% 1/15/24	677,000	705,773
WMG Acquisition
#144A 5.625% 4/15/22	105,000	106,837
#144A 6.00% 1/15/21	629,000	658,877
#144A 6.75% 4/15/22	520,000	522,275

		36,184,863

Metals & Mining–4.00%
AK Steel 8.75% 12/1/18	520,000	585,650
Aleris International
7.625% 2/15/18	80,000	83,100
7.875% 11/1/20	452,000	467,820

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
APERAM
#144A 7.375% 4/1/16	500,000	$515,625
#144A 7.75% 4/1/18	525,000	553,875
ArcelorMittal
6.75% 2/25/22	3,295,000	3,632,737
7.50% 10/15/39	1,080,000	1,121,850
10.35% 6/1/19	2,000,000	2,542,500
#Bluescope Steel Finance 144A 7.125% 5/1/18	402,000	427,125
Coeur Mining 7.875% 2/1/21	1,137,000	1,148,370
Commercial Metals
4.875% 5/15/23	55,000	53,075
6.50% 7/15/17	500,000	561,250
7.35% 8/15/18	460,000	526,700
First Quantum Minerals
#144A 6.75% 2/15/20	491,000	499,593
#144A 7.00% 2/15/21	491,000	502,047
#144A 7.25% 10/15/19	500,000	516,250
FMG Resources August 2006 Pty
#144A 6.00% 4/1/17	71,000	74,949
#144A 6.875% 2/1/18	935,000	987,594
#144A 6.875% 4/1/22	743,000	803,369
#144A 8.25% 11/1/19	975,000	1,076,156
Hecla Mining 6.875% 5/1/21	1,216,000	1,185,600
HudBay Minerals 9.50% 10/1/20	105,000	112,875
#JMC Steel Group 144A 8.25% 3/15/18	500,000	513,125
Kaiser Aluminum 8.25% 6/1/20	656,000	742,920
#KGHM International 144A 7.75% 6/15/19	262,000	277,720
New Gold
#144A 6.25% 11/15/22	494,000	503,880
#144A 7.00% 4/15/20	78,000	82,387
Novelis 8.75% 12/15/20	1,368,000	1,535,580
#Prince Mineral Holding 144A 11.50% 12/15/19	160,000	180,400
Ryerson 9.00% 10/15/17	265,000	286,531
Steel Dynamics
5.25% 4/15/23	275,000	281,187
6.125% 8/15/19	120,000	131,100
6.375% 8/15/22	370,000	404,225
7.625% 3/15/20	332,000	361,050
Taseko Mines 7.75% 4/15/19	535,000	548,375

		23,826,590

Multiline Retail–0.16%
#Neiman Marcus Group 144A 8.00% 10/15/21	702,000	774,833
Sears Holdings 6.625% 10/15/18	200,000	183,000

		957,833

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–12.10%
Access Midstream Partners
4.875% 5/15/23	1,010,000	$1,022,625
5.875% 4/15/21	621,000	664,470
6.125% 7/15/22	2,006,000	2,168,987
Alta Mesa Holdings 9.625% 10/15/18	209,000	225,720
Antero Resources Finance
#144A 5.375% 11/1/21	225,000	228,516
6.00% 12/1/20	1,087,000	1,161,731
Atlas Pipeline Partners
4.75% 11/15/21	1,000,000	955,000
5.875% 8/1/23	364,000	361,270
6.625% 10/1/20	334,000	357,380
Bill Barrett
7.00% 10/15/22	520,000	549,900
7.625% 10/1/19	500,000	544,375
Bonanza Creek Energy 6.75% 4/15/21	495,000	530,887
Chesapeake Energy
3.25% 3/15/16	131,000	132,637
5.375% 6/15/21	340,000	359,550
5.75% 3/15/23	340,000	361,675
6.125% 2/15/21	542,000	593,490
7.25% 12/15/18	33,000	38,610
Chesapeake Oilfield Operating 6.625% 11/15/19	125,000	130,313
Cimarex Energy 5.875% 5/1/22	894,000	974,460
#Citgo Petroleum 144A 11.50% 7/1/17	400,000	431,500
Cloud Peak Energy Resources
6.375% 3/15/24	100,000	103,000
8.50% 12/15/19	243,000	262,744
Comstock Resources
7.75% 4/1/19	453,000	484,710
9.50% 6/15/20	443,000	507,235
Concho Resources
5.50% 10/1/22	300,000	314,250
5.50% 4/1/23	120,000	125,400
6.50% 1/15/22	850,000	930,750
7.00% 1/15/21	400,000	443,000
CONSOL Energy
6.375% 3/1/21	825,000	877,594
8.00% 4/1/17	500,000	522,500
8.25% 4/1/20	450,000	491,063
Continental Resources 7.375% 10/1/20	125,000	140,781
Crestwood Midstream Partners
6.00% 12/15/20	143,000	150,507
#144A 6.125% 3/1/22	454,000	476,700
7.75% 4/1/19	500,000	545,000
Crosstex Energy 7.125% 6/1/22	201,000	235,924
CVR Refining 6.50% 11/1/22	540,000	571,050

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Diamondback Energy 144A 7.625% 10/1/21	317,000	$343,945
Energy Transfer Equity
5.875% 1/15/24	1,250,000	1,284,375
7.50% 10/15/20	147,000	168,866
Energy XXI Gulf Coast
#144A 7.50% 12/15/21	188,000	197,870
7.75% 6/15/19	445,000	479,487
9.25% 12/15/17	175,000	191,187
EP Energy
6.875% 5/1/19	129,000	139,965
7.75% 9/1/22	1,145,000	1,290,987
9.375% 5/1/20	858,000	996,353
Genesis Energy
5.75% 2/15/21	375,000	390,000
7.875% 12/15/18	315,000	340,594
Halcon Resources
#144A 9.25% 2/15/22	560,000	586,600
#144A 9.75% 7/15/20	251,000	271,080
#Hiland Partners 144A 7.25% 10/1/20	1,602,000	1,750,185
Hilcorp Energy I
#144A 7.625% 4/15/21	1,365,000	1,501,500
#144A 8.00% 2/15/20	323,000	351,263
Holly Energy Partners 6.50% 3/1/20	137,000	146,247
#Jones Energy Holdings 144A 6.75% 4/1/22	315,000	321,300
Kinder Morgan
#144A 5.00% 2/15/21	323,000	325,072
#144A 5.625% 11/15/23	323,000	321,065
Kodiak Oil & Gas
5.50% 1/15/21	210,000	216,563
5.50% 2/1/22	248,000	255,130
Laredo Petroleum 7.375% 5/1/22	170,000	189,550
MarkWest Energy Partners
4.50% 7/15/23	256,000	247,680
5.50% 2/15/23	1,250,000	1,290,625
6.25% 6/15/22	78,000	84,630
6.75% 11/1/20	565,000	614,437
MEG Energy
#144A 6.375% 1/30/23	380,000	395,200
#144A 6.50% 3/15/21	300,000	317,250
#144A 7.00% 3/31/24	265,000	280,900
#~Memorial Resource Development PIK 144A 10.00% 12/15/18	250,000	258,125
Midstates Petroleum 10.75% 10/1/20	77,000	85,470
#Murphy Oil USA 144A 6.00% 8/15/23	95,000	98,563

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration
5.625% 7/1/24	694,000	$723,495
5.75% 1/30/22	400,000	427,000
6.875% 2/1/20	100,000	107,000
7.125% 5/15/18	425,000	438,813
#Oasis Petroleum 144A 6.875% 3/15/22	650,000	706,875
Peabody Energy
6.25% 11/15/21	2,140,000	2,156,050
6.50% 9/15/20	325,000	337,187
Penn Virginia Resource Partners 6.50% 5/15/21	87,000	93,307
Plains Exploration & Production
6.50% 11/15/20	375,000	414,844
6.75% 2/1/22	590,000	654,900
6.875% 2/15/23	300,000	335,250
QEP Resources
5.25% 5/1/23	383,000	383,000
5.375% 10/1/22	1,062,000	1,072,620
6.875% 3/1/21	1,335,000	1,475,175
Range Resources
5.00% 8/15/22	210,000	215,250
5.00% 3/15/23	210,000	213,675
5.75% 6/1/21	215,000	231,394
6.75% 8/1/20	10,000	10,850
Regency Energy Partners
4.50% 11/1/23	133,000	124,355
5.50% 4/15/23	1,245,000	1,260,563
5.875% 3/1/22	500,000	520,000
6.50% 7/15/21	370,000	398,675
#Rockies Express Pipeline 144A 6.00% 1/15/19	250,000	253,125
Rosetta Resources
5.625% 5/1/21	1,025,000	1,053,187
5.875% 6/1/22	533,000	545,659
Sabine Oil & Gas 9.75% 2/15/17	313,000	325,520
Sabine Pass Liquefaction
5.625% 2/1/21	553,000	573,046
5.625% 4/15/23	1,773,000	1,770,784
#144A 6.25% 3/15/22	490,000	511,437
#Samson Investment 144A 10.75% 2/15/20	1,465,000	1,604,175
SandRidge Energy 7.50% 3/15/21	220,000	235,950
SemGroup 7.50% 6/15/21	266,000	289,940
#Shelf Drilling Holdings 144A 8.625% 11/1/18	225,000	244,687
SM Energy
#144A 5.00% 1/15/24	400,000	391,000
6.50% 11/15/21	910,000	987,350
6.50% 1/1/23	700,000	750,750
6.625% 2/15/19	665,000	714,875

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Stone Energy 7.50% 11/15/22	1,214,000	$1,320,225
#Summit Midstream Holdings 144A 7.50% 7/1/21	185,000	198,875
Swift Energy
7.875% 3/1/22	843,000	847,215
8.875% 1/15/20	308,000	324,940
#Talos Production 144A 9.75% 2/15/18	547,000	575,717
Targa Resources Partners
5.25% 5/1/23	600,000	597,000
6.375% 8/1/22	54,000	57,645
6.875% 2/1/21	485,000	522,587
Tesoro 5.125% 4/1/24	230,000	229,137
Tesoro Logistics
#144A 5.875% 10/1/20	1,406,000	1,476,300
5.875% 10/1/20	708,000	743,400
6.125% 10/15/21	450,000	479,250
#Ultra Petroleum 144A 5.75% 12/15/18	805,000	847,263
Vanguard Natural Resources 7.875% 4/1/20	260,000	281,450
W&T Offshore 8.50% 6/15/19	1,210,000	1,312,850
Western Refining 6.25% 4/1/21	414,000	430,560
#Westmoreland Escrow 144A 10.75% 2/1/18	500,000	547,500
Whiting Petroleum 5.00% 3/15/19	875,000	929,687
WPX Energy
5.25% 1/15/17	290,000	311,750
6.00% 1/15/22	2,766,000	2,848,980

		72,141,462

Paper & Forest Products–0.26%
#Ainsworth Lumber 144A 7.50% 12/15/17	193,000	206,993
Boise Cascade 6.375% 11/1/20	597,000	643,267
Clearwater Paper
4.50% 2/1/23	180,000	174,150
7.125% 11/1/18	8,000	8,560
Louisiana-Pacific 7.50% 6/1/20	117,000	130,163
#Resolute Forest Products 144A 5.875% 5/15/23	75,000	73,500
#Unifrax I 144A 7.50% 2/15/19	280,000	298,200

		1,534,833

Personal Products–0.03%
Revlon Consumer Products 5.75% 2/15/21	194,000	195,940

		195,940

Pharmaceuticals–1.52%
#~Capsugel PIK 144A 7.00% 5/15/19	240,000	247,650

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Catamaran 4.75% 3/15/21	185,000	$188,006
#Endo Finance 144A 5.75% 1/15/22	675,000	693,563
Endo Health Solutions
7.00% 7/15/19	120,000	129,900
7.00% 12/15/20	365,000	395,113
Forest Laboratories
#144A 4.375% 2/1/19	445,000	468,919
#144A 4.875% 2/15/21	250,000	264,687
#Grifols Worldwide Operations 144A 5.25% 4/1/22	480,000	492,000
Par Pharmaceutical 7.375% 10/15/20	100,000	108,750
#Salix Pharmaceuticals 144A 6.00% 1/15/21	350,000	374,500
Valeant Pharmaceuticals International
#144A 5.625% 12/1/21	750,000	789,375
#144A 6.375% 10/15/20	1,400,000	1,519,000
#144A 6.75% 10/1/17	35,000	37,187
#144A 6.75% 8/15/18	709,000	783,445
#144A 6.75% 8/15/21	300,000	324,750
#144A 6.875% 12/1/18	450,000	480,375
#144A 7.00% 10/1/20	675,000	734,063
#144A 7.25% 7/15/22	200,000	222,000
#144A 7.50% 7/15/21	717,000	810,210

		9,063,493

Professional Services–0.10%
FTI Consulting 6.75% 10/1/20	480,000	519,600
#~Jaguar Holding I PIK 144A 9.375% 10/15/17	90,000	95,063

		614,663

Real Estate Investment Trusts–0.56%
CNL Lifestyle Properties 7.25% 4/15/19	305,000	321,775
DDR 7.875% 9/1/20	75,000	93,272
DuPont Fabros Technology 5.875% 9/15/21	445,000	472,813
Felcor Lodging 6.75% 6/1/19	310,000	334,413
iStar Financial
3.875% 7/1/16	775,000	802,125
4.875% 7/1/18	775,000	798,250
9.00% 6/1/17	241,000	284,380
RHP Hotel Properties 5.00% 4/15/21	244,000	247,050

		3,354,078

Real Estate Management & Development–0.37%
CBRE Services
5.00% 3/15/23	945,000	950,906
6.625% 10/15/20	35,000	37,537

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson
5.875% 4/1/24	304,000	$304,760
8.75% 4/1/19	124,000	136,090
#Mattamy Group 144A 6.50% 11/15/20	733,000	745,827

		2,175,120

Road & Rail–1.26%
#Ashtead Capital 144A 6.50% 7/15/22	424,000	463,220
Avis Budget Car Rental
5.50% 4/1/23	380,000	384,750
8.25% 1/15/19	565,000	608,787
9.75% 3/15/20	220,000	254,375
Hertz
4.25% 4/1/18	53,000	54,855
6.25% 10/15/22	430,000	462,250
6.75% 4/15/19	200,000	215,250
7.375% 1/15/21	335,000	370,175
#Jurassic Holdings III 144A 6.875% 2/15/21	405,000	418,163
United Rentals North America
5.75% 7/15/18	103,000	110,725
5.75% 11/15/24	120,000	121,050
6.125% 6/15/23	1,943,000	2,069,295
7.375% 5/15/20	200,000	221,750
7.625% 4/15/22	267,000	300,709
8.375% 9/15/20	1,300,000	1,446,250

		7,501,604

Semiconductors & Semiconductor Equipment–0.77%
Advanced Micro Devices
#144A 6.75% 3/1/19	588,000	591,675
7.75% 8/1/20	503,000	518,090
Amkor Technology
6.625% 6/1/21	165,000	176,963
7.375% 5/1/18	450,000	471,375
#Entegris 144A 6.00% 4/1/22	202,000	207,050
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	502,250
#144A 6.00% 1/15/22	263,000	279,766
8.05% 2/1/20	137,000	151,214
#Micron Technology 144A
5.875% 2/15/22	181,000	190,050
NXP
#144A 3.50% 9/15/16	200,000	205,500
#144A 3.75% 6/1/18	420,000	424,200
#144A 5.75% 2/15/21	200,000	214,000
#144A 5.75% 3/15/23	200,000	210,500
#Sensata Technologies 144A
4.875% 10/15/23	435,000	429,563

		4,572,196

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.48%
#ACI Worldwide 144A 6.375% 8/15/20	200,000	$211,250
Activision Blizzard
#144A 5.625% 9/15/21	270,000	289,575
#144A 6.125% 9/15/23	500,000	545,625
Audatex North America
#144A 6.00% 6/15/21	449,000	481,553
#144A 6.125% 11/1/23	105,000	112,219
#~Healthcare Technology Intermediate PIK 144A 7.375% 9/1/18	217,000	221,340
Infor US 9.375% 4/1/19	535,000	605,219
#Nuance Communications 144A 5.375% 8/15/20	403,000	403,000

		2,869,781

Specialty Retail–1.37%
AutoNation 5.50% 2/1/20	100,000	109,000
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	228,000	235,980
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	1,012,245
#144A 7.75% 6/1/20	189,000	146,475
8.875% 3/15/19	1,075,000	1,005,125
#144A 9.00% 3/15/19	2,417,000	2,522,744
#First Cash Financial Services 144A 6.75% 4/1/21	175,000	179,813
#Guitar Center 144A 6.50% 4/15/19	433,000	431,376
Gymboree 9.125% 12/1/18	200,000	170,250
J. Crew Group 8.125% 3/1/19	201,000	209,669
L Brands 5.625% 10/15/23	500,000	521,250
#New Look Bondco I 144A 8.375% 5/14/18	261,000	280,575
Penske Automotive Group 5.75% 10/1/22	130,000	136,500
QVC 5.125% 7/2/22	75,000	77,936
#Radio Systems 144A 8.375% 11/1/19	475,000	527,250
Sally Holdings 5.50% 11/1/23	615,000	627,300

		8,193,488

Textiles, Apparel & Luxury Goods–0.05%
PVH 4.50% 12/15/22	124,000	123,070
#Quiksilver 144A 7.875% 8/1/18	165,000	180,263

		303,333

Trading Companies & Distributors–0.30%
Aircastle
6.25% 12/1/19	318,000	345,030
7.625% 4/15/20	460,000	526,700

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
H&E Equipment Services 7.00% 9/1/22	811,000	$896,155

		1,767,885

Wireless Telecommunication Services–4.58%
Cricket Communications 7.75% 10/15/20	1,147,000	1,313,028
Crown Castle International 5.25% 1/15/23	250,000	255,313
MetroPCS Wireless
6.625% 11/15/20	1,014,000	1,086,247
7.875% 9/1/18	45,000	47,925
NII Capital 7.625% 4/1/21	2,354,000	670,890
NII International Telecom
#144A 7.875% 8/15/19	826,000	565,810
#144A 11.375% 8/15/19	402,000	285,420
SBA Telecommunications 5.75% 7/15/20	232,000	244,180
#SoftBank 144A 4.50% 4/15/20	1,165,000	1,165,000
Sprint
#144A 7.125% 6/15/24	437,000	459,943
#144A 7.25% 9/15/21	243,000	265,781
#144A 7.875% 9/15/23	2,217,000	2,444,243
Sprint Capital
6.90% 5/1/19	1,111,000	1,224,877
8.75% 3/15/32	1,633,000	1,804,465
Sprint Nextel 6.00% 11/15/22	1,190,000	1,218,263
#144A 7.00% 3/1/20	930,000	1,076,475
7.00% 8/15/20	1,250,000	1,368,750
#144A 9.00% 11/15/18	860,000	1,053,500
9.125% 3/1/17	334,000	396,625
11.50% 11/15/21	90,000	120,150
T-Mobile USA
5.25% 9/1/18	476,000	505,155
6.125% 1/15/22	451,000	474,114
6.25% 4/1/21	793,000	841,571
6.464% 4/28/19	325,000	348,563
6.50% 1/15/24	129,000	135,450
6.625% 4/1/23	833,000	887,145
6.633% 4/28/21	591,000	637,541
6.731% 4/28/22	2,153,000	2,314,475
6.836% 4/28/23	1,089,000	1,172,036
VimpelCom Holdings
#144A 5.20% 2/13/19	419,000	400,145
#144A 5.95% 2/13/23	200,000	185,000
#144A 6.255% 3/1/17	200,000	203,500
#144A 7.504% 3/1/22	250,000	255,900
Wind Acquisition Finance #144A 7.25% 2/15/18	854,000	905,240

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Wind Acquisition Finance (continued)
#144A 7.25% 2/15/18	200,000	$211,500
#144A 11.75% 7/15/17	712,000	751,160

		27,295,380

Total Corporate Bonds (Cost $502,179,839)		523,372,633

«SENIOR SECURED LOANS–6.71%
Alcatel-Lucent USA Tranche C 4.50% 1/30/19	353,430	356,743
Alliance HealthCare Services Tranche B 4.25% 6/3/19	222,457	222,874
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	71,319	73,816
Altice Financing 5.50% 7/1/19	400,000	409,500
American Casino & Entertainment Properties Tranche B 1st Lien 4.50% 7/3/19	322,563	327,401
Arch Coal 6.25% 5/16/18	601,468	592,822
Avaya Tranche B-3 4.73% 10/26/17	159,830	156,323
Avaya Tranche B6 6.50% 3/31/18	98,558	98,883
Axalta Coating Systems US Holdings 1st Lien 4.00% 2/1/20	381,210	382,580
AZ Chem US Tranche B 7.25% 12/6/17	84,530	85,252
BMC Software 1st Lien 5.00% 9/10/20	133,886	134,158
Caesars Entertainment Operating Tranche B6 5.48% 1/28/18	549,066	517,723
Carestream Health Tranche B 5.00% 6/7/19	195,000	197,844
Catalent Pharma Solutions 6.50% 12/31/17	734,249	746,639
CCM Merger 6.00% 3/1/17	187,040	188,092
CDW 3.25% 4/29/20	198,000	196,911
Ceridian Tranche B 4.48% 5/9/17	140,965	142,044
CEVA Group Tranche B 6.50% 3/19/21	170,000	170,637

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	688,550	$689,339
Cincinnati Bell Tranche B 1st Lien 4.00% 9/10/20	318,400	319,196
Clear Channel Communications Tranche B 3.88% 1/29/16	1,793,409	1,773,873
Clear Channel Communications Tranche D 6.98% 1/30/19	2,057,692	2,021,940
Dell Tranche B 4.50% 4/29/20	1,074,308	1,068,802
Delta Air Lines Tranche B1 3.50% 10/18/18	990,000	994,022
Dole Food Tranche B 4.50% 11/1/18	800,000	805,750
Donnelley (R.H.) 9.00% 10/24/14	435,501	279,083
Ducommun Tranche B 5.50% 6/28/17	87,253	87,580
Entercom Radio Tranche B2 4.00% 11/23/18	73,733	74,125
Fieldwood Energy 2nd Lien 8.375% 9/30/20	1,095,000	1,144,959
First Data Tranche B 4.23% 9/24/18	213,043	213,664
Freedom Group Operating Tranche B 5.50% 4/19/19	341,464	347,226
Freescale Semiconductor Tranche B 1st Lien 5.00% 3/1/20	297,750	299,201
Freescale Semiconductor Tranche B5 5.00% 1/15/21	567,150	573,974
Go Daddy Tranche B 4.00% 12/17/18	785,619	789,449
Graton Resort & Casino Tranche B 9.00% 8/22/18	150,000	157,687
Gymboree 5.00% 2/23/18	661,280	595,861
Harland Clarke Holdings Tranche B 5.48% 6/30/17	72,560	72,741
Heinz (H.J.) Tranche B2 1st Lien 3.50% 6/5/20	1,493,732	1,505,402
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	362,500	363,474

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Integra Telecom Holdings 5.25% 2/22/19	124,163	$125,094
Intrawest Tranche 1st Lien 5.50% 12/9/20	149,625	151,869
inVentiv Health Tranche B 7.50% 8/4/16	98,717	98,676
J Crew Group Tranche B 1st Lien 4.00% 3/5/21	338,611	338,484
La Frontera Generation Tranche B 4.50% 9/30/20	377,688	379,222
McGraw-Hill Global Education Holdings 9.00% 3/22/19	202,598	204,307
MEG Energy Tranche B 3.75% 3/31/20	112,129	112,856
Mohegan Tribal Gaming Authority Tranche Loan B 5.50% 7/15/18	249,375	254,869
MTL Publishing Tranche B 5.50% 6/29/18	94,397	94,618
Navios Maritime Partners Tranche B 5.25% 6/27/18	448,351	455,637
OCI Beaumont Tranche B2 6.25% 8/20/19	119,210	120,700
Ozburn-Hessey Holding Tranche B 6.75% 5/23/19	79,400	80,144
Penney (J.C.) 1st Lien 6.00% 5/22/18	1,091,750	1,087,656
Pinnacle Foods Tranche Loan H 1st Lien 3.25% 4/29/20	497,500	496,167
Quickrete 2nd Lien 7.00% 3/30/21	87,960	89,976
Radio One Tranche B 7.50% 3/31/16	536,597	547,553
Realogy 4.25% 10/10/16	22,792	23,019
Rice Drilling 2nd Lien 8.50% 10/25/18	144,375	147,172
Rite Aid 2nd Lien 4.875% 6/21/21	1,038,889	1,056,421
Rite Aid Tranche 1 2nd Lien 5.75% 8/21/20	155,000	159,004
ROC Finance 1st Lien 5.00% 3/29/19	542,276	523,974
RP Crown Parent Tranche 1st Lien 6.00% 12/21/18	565,725	564,877

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Sabine Oil & Gas 2nd Lien 8.75% 12/31/18	466,667	$474,542
Scientific Games International 4.25% 10/18/20	224,438	225,083
Sears Tranche B 5.50% 6/30/18	812,963	818,382
Serta Simmons Holdings Tranche B 1st Lien 5.00% 10/1/19	409,692	412,540
Shelf Drilling Midco Tranche Loan 1st Lien 10.00% 10/8/18	300,000	307,875
Shingle Springs Tribal Gaming Authority Tranche B 6.25% 8/29/19	369,375	377,686
Sourcehov 2nd Lien 8.75% 4/30/19	123,000	125,357
St. George’s University 8.50% 12/14/17	99,616	100,799
Stallion Oilfield Holdings 8.00% 6/19/18	259,686	266,016
Summit Materials Tranche B 5.00% 1/30/19	171,951	173,312
Supervalu 1st Lien 4.50% 3/21/19	1,546,764	1,552,564
Syniverse Holdings 1st Lien 4.00% 4/23/19	512,877	515,281
Texas Competitive Electric Holdings 4.73% 10/10/17	1,500,000	1,084,687
Tribune Tranche B 1st Lien 4.00% 12/27/20	598,500	599,903
Tronox Tranche B 1st Lien 4.50% 3/19/20	147,883	148,976
Univision Communications 1st Lien 4.00% 3/1/20	207,900	207,900
Univision Communications Tranche C4 4.00% 3/1/20	1,021,303	1,021,942
UPC Broadband Holding Tranche AH 3.25% 6/30/21	170,000	170,446
Vantage Energy Tranche 2nd Lien 8.50% 12/20/18	300,727	303,359
@Vertis 11.50% 12/20/15	243,194	5,472
Visant 5.25% 12/22/16	3,075,000	3,059,760
Wabash National Tranche B 6.00% 5/8/19	160,145	161,346

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Walter Investments Management 1st Lien 4.75% 12/19/20	350,445	$349,021
Wildhorse Resources 2nd Lien 7.50% 12/13/18	614,286	626,572
WMG Acquisition 1st Lien 3.75% 7/1/20	233,825	233,460
XO Communications 4.25% 3/19/21	192,500	193,944
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	199,493	200,163

Total Senior Secured Loans (Cost $39,821,372)		40,006,273

	Number of
	Shares

COMMON STOCK–0.17%
†Dynegy	9,000	224,460
†=Escrow Dynegy Holdings	1,000,000	0
†@=General Maritime	85	1,226
General Motors	6,614	227,654
†@Motors Liquidation	425,000	43
†@Motors Liquidation	400,000	40
†@Motors Liquidation	325,000	33
@Newpage	6,426	559,062

Total Common Stock (Cost $1,165,557)		1,012,518

	Number of	Value
	Shares	(U.S. $)

PREFERRED STOCK–0.65%
#Ally Financial 144A 7.00%	1,442	$1,431,455
•Bank of America 8.125%	250,000	286,993
•Citigroup Capital XII 7.875%	21,950	608,893
•Hartford Financial Services Group 7.875%	5,600	165,872
•State Street 5.90%	2,550	66,019
•XL Group 3.359%	1,505	1,294,300

Total Preferred Stock (Cost $3,591,371)		3,853,532

WARRANT–0.00%
†@=General Maritime exercise price $42.50, expiration date	132	0

Total Warrant (Cost $0)		0

MONEY MARKET FUND–3.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	22,374,026	22,374,026

Total Money Market Fund (Cost $22,374,026)		22,374,026

TOTAL VALUE OF SECURITIES–99.09% (Cost $569,132,165)	590,618,982
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.91%	5,444,232

NET ASSETS APPLICABLE TO 51,324,100 SHARES OUTSTANDING–100.00%	$596,063,214

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $200,541,779, which represents 33.65% of the Fund’s net assets.
~	100% of the income received on this PIK security was in the form of cash.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $565,876, which represents 0.09% of the Fund’s net assets.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $1,226, which represents 0.00% of the Fund’s net assets.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

‡	Non-income producing security. Security is currently in default.

PIK–Pay-in-kind

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$452,114	$—	$560,404	$1,012,518
Corporate Debt	—	563,378,906	—	563,378,906
Money Market Fund	22,374,026	—	—	22,374,026
Preferred Stock	840,784	3,012,748	—	3,853,532

Total	$23,666,924	$566,391,654	$560,404	$590,618,982

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP JPMorgan High Yield Fund–18

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.37%
Asset Allocation Fund–20.43%
²American Funds®– Capital Income Builder	5,220,495	$306,756,259

		306,756,259

Equity Funds–21.20%
²American Funds®– AMCAP Fund	3,524,318	99,667,716
Mutual Fund	4,978,838	175,902,354
American Funds Insurance Series®– Growth-Income Fund	832,443	42,820,877

		318,390,947

Fixed Income Funds–41.50%
²American Funds®– Intermediate Bond Fund of America	5,368,094	72,361,910
American Funds Insurance Series®– Bond Fund	34,380,672	376,812,169
High-Income Bond Fund	5,093,940	58,019,979
Mortgage Bond Fund	5,557,959	57,913,931
U.S. Government/AAA-Rated Securities Fund	4,756,703	57,936,643

		623,044,632

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–10.42%
²American Funds®– EuroPacific Growth Fund	1,169,207	$57,735,420
New Perspective Fund	756,668	28,518,831
American Funds Insurance Series®– Global Growth Fund	475,501	14,165,181
Global Small Capitalization Fund	2,106,442	55,989,236

		156,408,668

International Fixed Income Fund–2.91%
American Funds Insurance Series®– Global Bond Fund	3,570,190	43,663,425

		43,663,425

Money Market Fund–2.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	43,734,560	43,734,560

		43,734,560

Total Unaffiliated Investment Companies (Cost $1,419,158,508)		1,491,998,491

TOTAL VALUE OF SECURITIES–99.37% (Cost $1,419,158,508)	1,491,998,491
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	9,454,301

NET ASSETS APPLICABLE TO 133,482,679 SHARES OUTSTANDING–100.00%	$1,501,452,792

²	Class R6 shares.
Class 1 shares.
«	Includes $5,399,750 cash and $2,452,166 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
397	British Pound Currency	$41,200,092	$41,342,588	6/17/14	$142,496
270	E-mini MSCI Emerging Markets Index	12,542,538	13,312,350	6/23/14	769,812
85	E-mini Russell 2000 Index	10,093,924	9,949,250	6/23/14	(144,674)
778	E-mini S&P 500 Index	72,382,942	72,532,940	6/23/14	149,998
33	E-mini S&P MidCap 400 Index	4,524,922	4,537,170	6/23/14	12,248
30	Euro Currency	5,213,545	5,165,250	6/17/14	(48,295)
130	Euro STOXX 50 Index	5,313,970	5,551,929	6/23/14	237,959
407	FTSE 100 Index	43,977,949	44,400,945	6/23/14	422,996

		$195,249,882			$1,542,540

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Managed Risk American Balanced Allocation Fund–1

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$1,491,998,491

Futures Contracts	$1,542,540

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk American Balanced Allocation Fund–2

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.74%
Asset Allocation Fund–17.45%
²American Funds®–Capital Income Builder	8,540,585	$501,844,749

		501,844,749

Equity Funds–28.75%
²American Funds®–AMCAP Fund	7,687,799	217,410,963
Mutual Fund	11,087,001	391,703,756
American Funds Insurance Series®–Growth-Income Fund	4,237,175	217,960,291

		827,075,010

Fixed Income Funds–22.12%
²American Funds®–Intermediate Bond Fund of America	4,098,324	55,245,405
American Funds Insurance Series®–Bond Fund	37,856,919	414,911,837
High-Income Bond Fund	7,291,550	83,050,759
Mortgage Bond Fund	7,955,797	82,899,404

		636,107,405

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–24.70%
²American Funds®–EuroPacific Growth Fund	6,141,406	$303,262,649
New Perspective Fund	4,333,082	163,313,869
American Funds Insurance Series®–Global Growth Fund	907,664	27,039,304
Global Small Capitalization Fund	5,026,189	133,596,095
New World Fund	3,346,891	83,371,060

		710,582,977

International Fixed Income Fund–2.90%
American Funds Insurance Series®–Global Bond Fund	6,813,676	83,331,258

		83,331,258

Money Market Fund–3.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	109,981,434	109,981,434

		109,981,434

Total Unaffiliated Investment Companies (Cost $2,672,152,483)		2,868,922,833

TOTAL VALUE OF SECURITIES–99.74% (Cost $2,672,152,483)	2,868,922,833
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	7,433,889

NET ASSETS APPLICABLE TO 245,353,571 SHARES OUTSTANDING–100.00%	$2,876,356,722

²	Class R6 shares.
Class 1 shares.
«	Includes $5,281,995 cash and $2,245,246 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
399	British Pound Currency	$41,400,231	$41,550,862	6/17/14	$150,631
361	E-mini MSCI Emerging Markets Index	17,012,066	17,799,105	6/23/14	787,039
35	E-mini Russell 2000 Index	4,123,252	4,096,750	6/23/14	(26,502)
719	E-mini S&P 500 Index	66,906,539	67,032,370	6/23/14	125,831
52	E-mini S&P MidCap 400 Index	7,133,467	7,149,480	6/23/14	16,013
38	Euro Currency	6,603,823	6,542,650	6/17/14	(61,173)
170	Euro STOXX 50 Index	6,944,354	7,260,215	6/23/14	315,861
340	FTSE 100 Index	36,850,352	37,091,699	6/23/14	241,347

		$186,974,084			$1,549,047

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Managed Risk American Growth Allocation Fund–1

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$2,868,922,833

Futures Contracts	$1,549,047

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk American Growth Allocation Fund–2

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.00%
Equity Funds–20.39%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	1,693,730	$25,241,655
LVIP SSgA S&P 500 Index Fund	15,758,362	212,596,065
LVIP SSgA Small-Cap Index Fund	897,927	24,244,939

		262,082,659

Fixed Income Funds–51.07%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	2,392,837	24,785,002
LVIP Delaware Bond Fund	34,159,891	469,630,186
LVIP Delaware Diversified Floating Rate Fund	6,109,041	62,299,998
LVIP JPMorgan High Yield Fund	4,291,606	49,855,592
LVIP SSgA Bond Index Fund	4,438,900	49,760,074

		656,330,852

International Equity Funds–11.70%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	1,362,126	12,334,055
LVIP MFS International Growth Fund	1,733,958	25,022,751
LVIP Mondrian International Value Fund	1,342,997	25,272,525
LVIP SSgA Developed International 150 Fund	2,516,512	25,031,743
LVIP SSgA Emerging Markets 100 Fund	1,344,675	12,876,612
LVIP SSgA International Index Fund	5,221,164	49,747,250

		150,284,936

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.84%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	6,507,520	$75,070,749

		75,070,749

Total Affiliated Investment Companies (Cost $1,021,460,548)		1,143,769,196

UNAFFILIATED INVESTMENT COMPANIES–10.32%
Equity Funds–3.76%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	1,616,699	21,259,598
†Delaware VIP Value Series	551,478	14,774,104
Fidelity® Variable Life Insurance Products– XFidelity VIP Mid Cap Portfolio	338,090	12,282,803

		48,316,505

Fixed Income Funds–4.17%
²American Funds®–American Funds Mortgage Fund	1,950,525	19,485,742
*Delaware VIP® Trust–
†Delaware VIP Diversified Income Series	3,164,799	34,148,186

		53,633,928

Money Market Fund–2.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	30,730,093	30,730,093

		30,730,093

Total Unaffiliated Investment Companies (Cost $105,733,243)		132,680,526

TOTAL VALUE OF SECURITIES–99.32% (Cost $1,127,193,791)	1,276,449,722
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	8,693,565

NET ASSETS APPLICABLE TO 93,032,764 SHARES OUTSTANDING–100.00%	$1,285,143,287

²	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
«	Includes $5,179,925 cash and $1,752,153 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.
X	Initial Class.

LVIP Managed Risk Profile Conservative Fund–1

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
61	British Pound Currency	$6,330,455	$6,352,388	6/17/14	$21,933
190	E-mini MSCI Emerging Markets Index	8,849,193	9,367,950	6/23/14	518,758
132	E-mini Russell 2000 Index	15,674,611	15,450,600	6/23/14	(224,011)
807	E-mini S&P 500 Index	75,081,061	75,236,610	6/23/14	155,549
22	E-mini S&P MidCap 400 Index	3,016,580	3,024,780	6/23/14	8,201
71	Euro Currency	12,338,678	12,224,425	6/17/14	(114,253)
325	Euro STOXX 50 Index	13,307,303	13,879,824	6/23/14	572,520
59	FTSE 100 Index	6,380,059	6,436,501	6/23/14	56,442
36	Japanese Yen Currency	4,385,469	4,361,400	6/17/14	(24,069)
32	Nikkei 225 Index (OSE)	4,694,956	4,598,004	6/13/14	(96,952)

		$150,058,365			$874,118

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$1,276,449,722

Futures Contracts	$874,118

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile Conservative Fund–2

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.94%
Equity Funds–30.66%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	16,010,356	$238,602,338
LVIP SSgA S&P 500 Index Fund	100,034,724	1,349,568,455
LVIP SSgA Small-Cap Index Fund	6,367,871	171,938,881
LVIP T. Rowe Price Growth Stock Fund	1,966,161	55,687,576
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,671,661	57,133,477

		1,872,930,727

Fixed Income Funds–34.06%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	11,310,632	117,155,531
LVIP Delaware Bond Fund	100,009,698	1,374,933,328
LVIP Delaware Diversified Floating Rate Fund	23,100,030	235,574,108
LVIP JPMorgan High Yield Fund	15,214,005	176,741,091
LVIP SSgA Bond Index Fund	15,736,165	176,402,410

		2,080,806,468

International Equity Funds–21.38%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Emerging Markets RPM Fund	6,261,444	61,355,894
LVIP Clarion Global Real Estate Fund	12,880,934	116,636,859
LVIP MFS International Growth Fund	16,395,418	236,602,280
LVIP Mondrian International Value Fund	9,523,480	179,212,846
LVIP SSgA Developed International 150 Fund	17,844,936	177,503,582
LVIP SSgA Emerging Markets 100 Fund	19,002,381	181,966,796
LVIP SSgA International Index Fund	37,028,518	352,807,719

		1,306,085,976

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.84%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	25,633,488	$295,707,922

		295,707,922

Total Affiliated Investment Companies (Cost $4,920,846,863)		5,555,531,093

UNAFFILIATED INVESTMENT COMPANIES–8.43%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	9,828,087	58,083,992

		58,083,992

Equity Funds–2.94%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	4,476,338	58,863,845
†Delaware VIP Value Series	2,327,972	62,366,381
Fidelity® Variable Life Insurance Products–
XFidelity VIP Mid Cap Portfolio	1,598,273	58,065,259

		179,295,485

Fixed Income Funds–1.59%
²American Funds®–American Funds Mortgage Fund	1,716,052	17,143,356
*Delaware VIP® Trust–
†Delaware VIP Diversified Income Series	7,434,604	80,219,382

		97,362,738

Money Market Fund–2.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	180,353,147	180,353,147

		180,353,147

Total Unaffiliated Investment Companies (Cost $435,217,133)		515,095,362

TOTAL VALUE OF SECURITIES–99.37% (Cost $5,356,063,996)	6,070,626,455
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	38,651,098

NET ASSETS APPLICABLE TO 437,790,563 SHARES OUTSTANDING–100.00%	$6,109,277,553

²	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $24,298,300 cash and $8,812,674 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.
X	Initial Class.

LVIP Managed Risk Profile Moderate Fund–1

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
308	British Pound Currency	$31,963,609	$32,074,350	6/17/14	$110,741
1,420	E-mini MSCI Emerging Markets Index	66,051,145	70,013,100	6/23/14	3,961,955
586	E-mini Russell 2000 Index	69,585,771	68,591,300	6/23/14	(994,471)
3,384	E-mini S&P 500 Index	314,838,054	315,490,320	6/23/14	652,266
165	E-mini S&P MidCap 400 Index	22,624,346	22,685,850	6/23/14	61,504
356	Euro Currency	61,867,175	61,294,300	6/17/14	(572,875)
1,640	Euro STOXX 50 Index	67,090,552	70,039,726	6/23/14	2,949,174
302	FTSE 100 Index	32,637,111	32,946,156	6/23/14	309,045
170	Japanese Yen Currency	20,716,039	20,595,500	6/17/14	(120,539)
152	Nikkei 225 Index (OSE)	22,301,041	21,840,519	6/13/14	(460,521)

		$709,674,843			$5,896,279

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$6,070,626,455

Futures Contracts	$5,896,279

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile Moderate Fund–2

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.12%
Equity Funds–37.17%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	18,974,901	$282,782,945
LVIP SSgA S&P 500 Index Fund	154,393,235	2,082,919,139
LVIP SSgA Small-Cap Index Fund	10,063,686	271,729,580
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,166,689	67,719,636

		2,705,151,300

Fixed Income Funds–24.08%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	6,702,837	69,427,981
LVIP Delaware Bond Fund	97,080,293	1,334,659,864
LVIP Delaware Diversified Floating Rate Fund	13,688,991	139,600,335
LVIP JPMorgan High Yield Fund	12,021,215	139,650,458
LVIP SSgA Bond Index Fund	6,216,933	69,691,821

		1,753,030,459

International Equity Funds–26.06%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Emerging Markets RPM Fund	7,340,643	71,930,964
LVIP Clarion Global Real Estate Fund	15,268,241	138,253,920
LVIP MFS International Growth Fund	19,432,986	280,437,421
LVIP Mondrian International Value Fund	11,287,680	212,411,554
LVIP SSgA Developed International 150 Fund	21,149,983	210,378,886
LVIP SSgA Emerging Markets 100 Fund	22,601,818	216,435,005
LVIP SSgA International Index Fund	80,463,293	766,654,256

		1,896,502,006

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.81%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	30,373,219	$350,385,452

		350,385,452

Total Affiliated Investment Companies (Cost $5,984,157,737)		6,705,069,217

UNAFFILIATED INVESTMENT COMPANIES–7.42%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	11,648,709	68,843,867

		68,843,867

Equity Funds–2.03%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	2,948,272	38,769,777
†Delaware VIP Value Series	1,504,240	40,298,581
Fidelity® Variable Life Insurance Products–
XFidelity VIP Mid Cap Portfolio	1,894,316	68,820,505

		147,888,863

Fixed Income Funds–0.84%
²American Funds®–American Funds Mortgage Fund	1,593,550	15,919,561
*Delaware VIP® Trust–
†Delaware VIP Diversified Income Series	4,199,355	45,311,040

		61,230,601

Money Market Fund–3.60%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	261,730,982	261,730,982

		261,730,982

Total Unaffiliated Investment Companies (Cost $483,592,428)		539,694,313

TOTAL VALUE OF SECURITIES–99.54% (Cost $6,467,750,165)	7,244,763,530
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	33,554,985

NET ASSETS APPLICABLE TO 543,575,196 SHARES OUTSTANDING–100.00%	$7,278,318,515

²	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $22,350,350 cash and $9,707,208 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.
X	Initial Class.

LVIP Managed Risk Profile Growth Fund–1

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
362	British Pound Currency	$37,595,479	$37,697,775	6/17/14	$102,296
1,260	E-mini MSCI Emerging Markets Index	58,992,971	62,124,300	6/23/14	3,131,329
313	E-mini Russell 2000 Index	36,964,898	36,636,650	6/23/14	(328,248)
3,344	E-mini S&P 500 Index	311,151,257	311,761,120	6/23/14	609,863
115	E-mini S&P MidCap 400 Index	15,752,249	15,811,350	6/23/14	59,101
426	Euro Currency	73,943,484	73,346,550	6/17/14	(596,934)
1,795	Euro STOXX 50 Index	74,039,852	76,659,334	6/23/14	2,619,482
337	FTSE 100 Index	36,526,170	36,764,419	6/23/14	238,249
217	Japanese Yen Currency	26,474,224	26,289,550	6/17/14	(184,674)
171	Nikkei 225 Index (OSE)	24,873,633	24,570,584	6/13/14	(303,049)

		$696,314,217			$5,347,415

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$7,244,763,530

Futures Contracts	$5,347,415

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile Growth Fund–2

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–96.94%
Equity Funds–32.60%
*Lincoln Variable Insurance Products Trust–LVIP Delaware Special Opportunities Fund	13,338	$572,007
LVIP SSgA S&P 500 Index Fund	1,175,792	15,862,604
LVIP SSgA Small-Cap Index Fund	61,324	1,655,808
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	25,723	550,082

		18,640,501

Fixed Income Funds–41.56%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	489,948	5,074,886
LVIP Delaware Bond Fund	164,973	2,268,046
LVIP Delaware Diversified Floating Rate Fund	277,932	2,834,354
LVIP JPMorgan High Yield Fund	48,802	566,938
LVIP SSgA Bond Index Fund	1,161,338	13,018,600

		23,762,824

International Equity Funds–15.81%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	185,915	1,683,460
LVIP SSgA International Index Fund	772,167	7,357,204

		9,040,664

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.97%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	345,352	$3,983,986

		3,983,986

Total Affiliated Investment Companies (Cost $42,028,182)		55,427,975

UNAFFILIATED INVESTMENT COMPANIES–3.80%
Fixed Income Fund–0.99%
American Funds®–Mortgage FundSM	54,303	565,838

		565,838

International Equity Fund–1.01%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	27,680	577,138

		577,138

Money Market Fund–1.80%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,030,925	1,030,925

		1,030,925

Total Unaffiliated Investment Companies (Cost $1,962,574)		2,173,901

TOTAL VALUE OF SECURITIES–100.74% (Cost $43,990,756)	57,601,876
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.74%)	(422,335)

NET ASSETS APPLICABLE TO 4,657,740 SHARES OUTSTANDING–100.00%	$57,179,541

*	Standard Class shares.
Class 1 shares.
«	Includes $131,375 cash and $51,203 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(207,532)	$(208,275)	6/17/14	$(743)
(5)	E-mini MSCI Emerging Markets Index	(232,939)	(246,525)	6/23/14	(13,586)
(3)	E-mini Russell 2000 Index	(356,214)	(351,150)	6/23/14	5,064
(19)	E-mini S&P 500 Index	(1,767,575)	(1,771,370)	6/23/14	(3,795)
(1)	E-mini S&P MidCap 400 Index	(137,108)	(137,490)	6/23/14	(382)
(2)	Euro Currency	(347,544)	(344,350)	6/17/14	3,194
(9)	Euro STOXX 50 Index	(368,725)	(384,364)	6/23/14	(15,639)
(2)	FTSE 100 Index	(216,582)	(218,187)	6/23/14	(1,605)
(2)	Japanese Yen Currency	(243,569)	(242,300)	6/17/14	1,269
(1)	Nikkei 225 Index (OSE)	(146,413)	(143,688)	6/13/14	2,725

		$(4,024,201)			$(23,498)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$57,601,876

Futures Contracts	$(23,498)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.96%
Equity Funds–37.72%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	46,687	$2,147,784
LVIP Delaware Special Opportunities Fund	51,896	2,225,631
LVIP SSgA S&P 500 Index Fund	5,228,932	70,543,524
LVIP SSgA Small-Cap Index Fund	238,546	6,440,979
LVIP SSgA Small-Mid Cap 200 Fund	141,379	2,188,398
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	100,082	2,140,258

		85,686,574

Fixed Income Funds–31.99%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	1,270,885	13,163,831
LVIP Delaware Bond Fund	321,043	4,413,703
LVIP Delaware Diversified Floating Rate Fund	648,899	6,617,471
LVIP JPMorgan High Yield Fund	189,892	2,205,973
LVIP SSgA Bond Index Fund	4,125,686	46,248,935

		72,649,913

International Equity Funds–19.40%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	723,313	6,549,595

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	238,023	$2,279,308
LVIP SSgA International Index Fund	3,697,898	35,233,574

		44,062,477

International Fixed Income Fund–5.85%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	1,151,790	13,287,051

		13,287,051

Total Affiliated Investment Companies (Cost $164,483,088)		215,686,015

UNAFFILIATED INVESTMENT COMPANIES–4.68%
International Equity Fund–1.98%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	215,374	4,490,539

		4,490,539

Money Market Fund–2.70%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,123,775	6,123,776

		6,123,776

Total Unaffiliated Investment Companies (Cost $9,457,123)		10,614,315

TOTAL VALUE OF SECURITIES–99.64% (Cost $173,940,211)	226,300,330
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	827,569

NET ASSETS APPLICABLE TO 18,952,011 SHARES OUTSTANDING–100.00%	$227,127,899

*	Standard Class shares.
«	Includes $510,660 cash and $214,831 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(933,892)	$(937,237)	6/17/14	$(3,345)
(23)	E-mini MSCI Emerging Markets Index	(1,071,403)	(1,134,015)	6/23/14	(62,612)
(11)	E-mini Russell 2000 Index	(1,306,117)	(1,287,550)	6/23/14	18,567
(72)	E-mini S&P 500 Index	(6,698,178)	(6,712,560)	6/23/14	(14,382)
(4)	E-mini S&P MidCap 400 Index	(548,431)	(549,960)	6/23/14	(1,529)
(10)	Euro Currency	(1,737,721)	(1,721,750)	6/17/14	15,971
(37)	Euro STOXX 50 Index	(1,517,402)	(1,580,165)	6/23/14	(62,763)
(8)	FTSE 100 Index	(866,194)	(872,746)	6/23/14	(6,552)
(6)	Japanese Yen Currency	(730,707)	(726,900)	6/17/14	3,807
(5)	Nikkei 225 Index (OSE)	(732,066)	(718,438)	6/13/14	13,628

		$(16,142,111)			$(99,210)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$226,300,330

Futures Contracts	$(99,210)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.38%
Equity Funds–40.34%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	49,656	$2,284,376
LVIP Delaware Special Opportunities Fund	55,206	2,367,586
LVIP MFS Value Fund	67,467	2,360,054
LVIP SSgA S&P 500 Index Fund	6,083,778	82,076,249
LVIP SSgA Small-Mid Cap 200 Fund	150,386	2,327,821
LVIP T. Rowe Price Growth Stock Fund	78,327	2,218,450
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	212,890	4,552,646

		98,187,182

Fixed Income Funds–25.02%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	676,021	7,002,225
LVIP Delaware Diversified Floating Rate Fund	460,226	4,693,389
LVIP JPMorgan High Yield Fund	202,068	2,347,428
LVIP SSgA Bond Index Fund	4,180,187	46,859,900

		60,902,942

International Equity Funds–22.18%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	769,390	6,966,824
LVIP Mondrian International Value Fund	252,940	4,759,823
LVIP SSgA Emerging Markets 100 Fund	253,236	2,424,983
LVIP SSgA International Index Fund	4,179,304	39,820,405

		53,972,035

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.84%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	1,021,131	$11,779,763

		11,779,763

Total Affiliated Investment Companies (Cost $170,666,751)		224,841,922

UNAFFILIATED INVESTMENT COMPANIES–7.48%
Commodity Fund–0.96%
**PIMCO CommodityRealReturn Strategy Portfolio	394,286	2,330,227

		2,330,227

International Equity Fund–2.94%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	343,670	7,165,524

		7,165,524

Money Market Fund–3.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,713,706	8,713,706

		8,713,706

Total Unaffiliated Investment Companies (Cost $16,657,841)		18,209,457

TOTAL VALUE OF SECURITIES–99.86% (Cost $187,324,592)	243,051,379
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	350,186

NET ASSETS APPLICABLE TO 20,176,358 SHARES OUTSTANDING–100.00%	$243,401,565

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $481,575 cash and $226,526 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(933,892)	$(937,238)	6/17/14	$(3,346)
(25)	E-mini MSCI Emerging Markets Index	(1,163,819)	(1,232,625)	6/23/14	(68,806)
(5)	E-mini Russell 2000 Index	(593,690)	(585,250)	6/23/14	8,440
(69)	E-mini S&P 500 Index	(6,419,087)	(6,432,870)	6/23/14	(13,783)
(5)	E-mini S&P MidCap 400 Index	(685,539)	(687,450)	6/23/14	(1,911)
(11)	Euro Currency	(1,911,493)	(1,893,925)	6/17/14	17,568
(40)	Euro STOXX 50 Index	(1,640,434)	(1,708,286)	6/23/14	(67,852)
(8)	FTSE 100 Index	(865,727)	(872,746)	6/23/14	(7,019)
(6)	Japanese Yen Currency	(730,707)	(726,900)	6/17/14	3,807
(5)	Nikkei 225 Index (OSE)	(732,066)	(718,438)	6/13/14	13,628

		$(15,676,454)			$(119,274)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$243,051,379

Futures Contracts	$(119,274)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.35%
Equity Funds–46.53%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	68,674	$3,159,269
LVIP Delaware Special Opportunities Fund	76,360	3,274,789
LVIP MFS Value Fund	93,320	3,264,410
LVIP SSgA S&P 500 Index Fund	4,688,357	63,250,625
LVIP SSgA Small-Mid Cap 200 Fund	103,999	1,609,800
LVIP T. Rowe Price Growth Stock Fund	54,158	1,533,929
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	147,213	3,148,144

		79,240,966

Fixed Income Funds–14.27%
*Lincoln Variable Insurance Products Trust–LVIP JPMorgan High Yield Fund	139,753	1,623,510
LVIP SSgA Bond Index Fund	2,023,736	22,686,082

		24,309,592

International Equity Funds–26.72%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	532,036	4,817,583
LVIP MFS International Growth Fund	451,683	6,518,241
LVIP Mondrian International Value Fund	349,847	6,583,428
LVIP SSgA Emerging Markets 100 Fund	175,132	1,677,062
LVIP SSgA International Index Fund	2,720,051	25,916,645

		45,512,959

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.83%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	564,976	$6,517,565

		6,517,565

Total Affiliated Investment Companies (Cost $112,087,734)		155,581,082

UNAFFILIATED INVESTMENT COMPANIES–8.49%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	272,662	1,611,433

		1,611,433

International Equity Fund–2.91%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	237,657	4,955,143

		4,955,143

Money Market Fund–4.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,892,737	7,892,737

		7,892,737

Total Unaffiliated Investment Companies (Cost $13,385,559)		14,459,313

TOTAL VALUE OF SECURITIES–99.84% (Cost $125,473,293)	170,040,395
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	265,549

NET ASSETS APPLICABLE TO 14,595,321 SHARES OUTSTANDING–100.00%	$170,305,944

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $342,055 cash and $130,797 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	British Pound Currency	$(622,595)	$(624,825)	6/17/14	$(2,230)
(19)	E-mini MSCI Emerging Markets Index	(884,027)	(936,795)	6/23/14	(52,768)
(4)	E-mini Russell 2000 Index	(474,952)	(468,200)	6/23/14	6,752
(49)	E-mini S&P 500 Index	(4,558,482)	(4,568,270)	6/23/14	(9,788)
(4)	E-mini S&P MidCap 400 Index	(548,431)	(549,960)	6/23/14	(1,529)
(6)	Euro Currency	(1,042,632)	(1,033,050)	6/17/14	9,582
(24)	Euro STOXX 50 Index	(984,261)	(1,024,972)	6/23/14	(40,711)
(5)	FTSE 100 Index	(541,038)	(545,466)	6/23/14	(4,428)
(3)	Japanese Yen Currency	(365,354)	(363,450)	6/17/14	1,904
(2)	Nikkei 225 Index (OSE)	(292,826)	(287,375)	6/13/14	5,451

		$(10,314,598)			$(87,765)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$170,040,395

Futures Contracts	$(87,765)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.20%
Equity Funds–49.17%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	8,285	$381,128
LVIP Delaware Special Opportunities Fund	18,417	789,832
LVIP MFS Value Fund	22,507	787,330
LVIP SSgA S&P 500 Index Fund	1,217,905	16,430,759
LVIP SSgA Small-Cap Index Fund	14,106	380,872
LVIP SSgA Small-Mid Cap 200 Fund	50,159	776,416
LVIP T. Rowe Price Growth Stock Fund	13,069	370,145
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	35,517	759,524

		20,676,006

Fixed Income Fund–4.65%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	174,343	1,954,383

		1,954,383

International Equity Funds–34.45%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	171,090	1,549,218
LVIP MFS International Growth Fund	81,686	1,178,814
LVIP Mondrian International Value Fund	84,369	1,587,658
LVIP SSgA Emerging Markets 100 Fund	42,211	404,210
LVIP SSgA International Index Fund	1,024,917	9,765,405

		14,485,305

International Fixed Income Fund–0.93%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	34,068	393,009

		393,009

Total Affiliated Investment Companies (Cost $29,806,029)		37,508,703

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.44%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	65,781	$388,764

		388,764

International Equity Fund–2.84%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	57,283	1,194,341

		1,194,341

Money Market Fund–6.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,805,429	2,805,428

		2,805,428

Total Unaffiliated Investment Companies (Cost $4,203,896)		4,388,533

TOTAL VALUE OF SECURITIES–99.64% (Cost $34,009,925)	41,897,236
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	149,454

NET ASSETS APPLICABLE TO 3,791,824 SHARES OUTSTANDING–100.00%	$42,046,690

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $84,950 cash and $85,759 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(16)	E-mini S&P 500 Index	$(1,488,484)	$(1,491,680)	6/23/14	$(3,196)
(7)	Euro Currency	(1,216,404)	(1,205,225)	6/17/14	11,179
(22)	Euro STOXX 50 Index	(901,026)	(939,557)	6/23/14	(38,531)

		$(3,605,914)			$(30,548)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$41,897,236

Futures Contracts	$(30,548)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2050 Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.67%
Australia–1.15%
Rio Tinto	160,282	$9,452,844

		9,452,844

Belgium–1.01%
KBC Groep	135,777	8,361,966

		8,361,966

Brazil–1.87%
BM&FBovespa	1,048,000	5,206,477
Cia Hering	114,500	1,390,267
Itau Unibanco Holding ADR	323,568	4,808,221
Lojas Renner	49,500	1,403,210
M Dias Branco	65,700	2,636,406

		15,444,581

Canada–4.06%
Canadian National Railway	335,780	18,877,552
Dollarama	117,540	8,955,732
Suncor Energy	161,439	5,639,082

		33,472,366

Chile–0.30%
Banco Santander Chile ADR	107,365	2,516,636

		2,516,636

■China–0.34%
Guangzhou Automobile Group	2,686,000	2,831,671

		2,831,671

Denmark–3.51%
Carlsberg Class B	120,576	11,986,535
Chr Hansen Holding	160,372	6,364,984
Novo Nordisk Class B	233,768	10,644,282

		28,995,801

Finland–0.53%
Kone Class B	104,042	4,368,555

		4,368,555

France–13.88%
Air Liquide	54,412	7,368,483
Cie Generale d’Optique Essilor International	49,850	5,030,774
Danone	312,846	22,101,747
Dassault Systemes	53,417	6,250,621
Legrand	21,673	1,346,328
L’Oreal	33,120	5,464,153
LVMH Moet Hennessy Louis Vuitton	113,906	20,641,177
Pernod-Ricard	148,976	17,337,099
Publicis Groupe	137,529	12,416,270
Schneider Electric	120,169	10,650,139
Technip	57,400	5,917,066

		114,523,857

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–9.49%
Adidas	84,896	$9,179,745
Bayer	133,092	18,023,819
Brenntag	58,713	10,903,918
Fresenius Medical Care	61,409	4,296,589
Linde	71,046	14,225,294
SAP	160,364	13,008,026
Symrise	173,700	8,678,071

		78,315,462

■Hong Kong–3.82%
AIA Group	3,145,600	14,961,041
China Unicom Hong Kong	2,514,000	3,317,256
Dairy Farm International Holdings	255,600	2,489,544
Li & Fung	7,270,000	10,773,300

		31,541,141

India–0.74%
HDFC Bank ADR	149,100	6,117,573

		6,117,573

Ireland–4.25%
Accenture Class A	200,230	15,962,336
Experian	465,680	8,403,796
Paddy Power	61,047	4,869,745
Shire	117,376	5,810,908

		35,046,785

Israel–1.21%
NICE Systems ADR	222,680	9,944,889

		9,944,889

Italy–1.67%
Prysmian	264,132	6,573,017
Saipem	296,289	7,236,813

		13,809,830

Japan–11.41%
Aeon Financial Service	178,000	4,016,197
Honda Motor	483,600	17,017,092
Inpex	603,800	7,840,888
Japan Tobacco	444,400	13,949,243
Lawson	113,700	8,045,717
OBIC	319,300	10,076,404
SoftBank	107,600	8,131,538
Sundrug	117,900	5,388,831
Toyota Motor	103,600	5,842,685
Unicharm	115,800	6,179,004
Yahoo Japan	1,557,100	7,628,504

		94,116,103

Netherlands–1.08%
Akzo Nobel	62,831	5,124,522
Heineken	53,831	3,745,961

		8,870,483

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Panama–1.06%
Copa Holdings Class A	60,032	$8,716,046

		8,716,046

Peru–0.85%
Credicorp	50,991	7,032,679

		7,032,679

Portugal–0.31%
Jeronimo Martins	150,727	2,529,306

		2,529,306

Republic of Korea–1.13%
NAVER	4,274	3,121,568
Samsung Electronics	4,912	6,206,995

		9,328,563

Russia–0.32%
Sberbank of Russia ADR	272,431	2,652,611

		2,652,611

Spain–1.07%
Amadeus IT Holding	42,413	1,762,477
Inditex	46,908	7,037,573

		8,800,050

Sweden–1.38%
Ericsson Class B	852,788	11,374,013

		11,374,013

Switzerland–11.82%
Cie Financiere Richemont	87,480	8,358,151
†Julius Baer Group	192,256	8,538,718
Kuehne & Nagel International	36,703	5,136,649
Nestle	356,051	26,801,352
Roche Holding	48,690	14,645,017
Schindler Holding	33,617	4,956,199
†Sonova Holding	83,090	12,156,495
†UBS	816,190	16,890,666

		97,483,247

Taiwan–1.63%
Taiwan Semiconductor Manufacturing ADR	669,980	13,413,000

		13,413,000

United Kingdom–17.71%
Aberdeen Asset Management	649,024	4,230,174
Bellway	135,725	3,757,536
BG Group	603,210	11,261,853
Burberry Group	135,898	3,159,632
Capita	481,063	8,796,484
Compass Group	1,341,318	20,480,939
Croda International	121,715	5,176,297
Diageo	421,374	13,087,892
HSBC Holdings	911,168	9,226,234

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Intertek Group	130,289	$6,689,434
Reckitt Benckiser Group	173,933	14,194,225
†Rolls-Royce Holdings	585,479	10,481,184
Serco Group	266,280	1,868,996
Standard Chartered	525,471	10,988,253
Weir Group	293,720	12,423,330
Whitbread	147,891	10,265,632

		146,088,095

United States–1.07%
†Mettler-Toledo International	37,591	8,859,447

		8,859,447

Total Common Stock (Cost $712,652,817)		814,007,600

MONEY MARKET FUND–1.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,818,382	8,818,382

Total Money Market Fund (Cost $8,818,382)		8,818,382

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.74% (Cost $721,471,199)	$822,825,982
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	2,144,973

NET ASSETS APPLICABLE TO 57,161,852 SHARES OUTSTANDING–100.00%	$824,970,955

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CS	HKD	(345,424)	USD	44,522	4/2/14	$(11)
GSC	EUR	(147,435)	USD	202,628	4/1/14	(485)
GSC	GBP	119,322	USD	(198,193)	4/1/14	739
UBS	HKD	(875,188)	USD	112,810	4/1/14	(23)

						$220

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CS–Credit Suisse

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HKD–Hong Kong Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock.	$125,838,093	$688,169,507	$814,007,600
Money Market Fund	8,818,382	—	8,818,382

Total	$134,656,475	$688,169,507	$822,825,982

Foreign Currency Exchange Contracts	$—	$220	$220

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at March 31, 2014, the majority of the Fund’s common stock were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.38%
International Equity Fund–92.38%
*Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	3,727,844	$53,796,515

Total Affiliated Investment Company (Cost $52,546,585)		53,796,515

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.07%
Money Market Fund–6.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,534,009	$3,534,009

Total Unaffiliated Investment Company (Cost $3,534,009)		3,534,009

TOTAL VALUE OF SECURITIES–98.45% (Cost $56,080,594)	57,330,524
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.55%	899,755

NET ASSETS APPLICABLE TO 5,817,821 SHARES OUTSTANDING–100.00%	$58,230,279

*	Standard Class shares.
«	Includes $131,100 cash and $486,971 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(19)	British Pound Currency	$(1,971,597)	$(1,978,613)	6/17/14	$(7,016)
(19)	Euro Currency	(3,301,715)	(3,271,325)	6/17/14	30,390
(78)	Euro STOXX 50 Index	(3,205,391)	(3,331,158)	6/23/14	(125,767)
(17)	FTSE 100 Index	(1,849,190)	(1,854,585)	6/23/14	(5,395)
(19)	Japanese Yen Currency	(2,313,953)	(2,301,850)	6/17/14	12,103
(16)	Nikkei 225 Index	(2,311,807)	(2,299,002)	6/13/14	12,805

		$(14,953,653)			$(82,880)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$57,330,524

Futures Contracts	$(82,880)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP MFS International Growth RPM Fund–1

LVIP MFS Value Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.94%
Aerospace & Defense–7.00%
Honeywell International	204,690	$18,987,044
Lockheed Martin	139,400	22,755,656
Northrop Grumman	68,740	8,481,141
United Technologies	175,680	20,526,451

		70,750,292

Air Freight & Logistics–1.53%
United Parcel Service Class B	158,350	15,420,123

		15,420,123

Auto Components–1.69%
Delphi Automotive	102,690	6,968,543
Johnson Controls	214,470	10,148,720

		17,117,263

Automobiles–0.19%
General Motors	56,980	1,961,252

		1,961,252

Beverages–2.32%
Coca-Cola Enterprises	73,070	3,489,823
Diageo	478,891	14,874,372
Dr Pepper Snapple Group	92,770	5,052,254

		23,416,449

Capital Markets–6.52%
Bank of New York Mellon	422,100	14,895,909
BlackRock	29,741	9,352,950
Franklin Resources	244,230	13,232,381
Goldman Sachs Group	117,951	19,326,271
State Street	131,650	9,156,258

		65,963,769

Chemicals–1.42%
PPG Industries	69,477	13,441,020
Valspar	12,880	928,906

		14,369,926

Commercial Banks–4.92%
PNC Financial Services Group	88,810	7,726,470
U.S. Bancorp	219,530	9,409,056
Wells Fargo	654,680	32,563,783

		49,699,309

Commercial Services & Supplies–1.12%
Tyco International	266,630	11,305,112

		11,305,112

Containers & Packaging–0.37%
†Crown Holdings	83,550	3,738,027

		3,738,027

Diversified Financial Services–5.31%
JPMorgan Chase	691,270	41,967,002
McGraw-Hill Financial	53,160	4,056,108

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Moody’s	37,240	$2,953,877
NASDAQ OMX Group	127,105	4,695,259

		53,672,246

Diversified Telecommunication Services–2.67%
AT&T	249,620	8,754,173
Verizon Communications	382,706	18,205,324

		26,959,497

Electric Utilities–0.59%
Duke Energy	46,980	3,345,916
PPL	79,092	2,621,109

		5,967,025

Electrical Equipment–0.89%
Eaton	119,580	8,982,850

		8,982,850

Food & Staples Retailing–1.82%
CVS Caremark	245,847	18,404,106

		18,404,106

Food Products–4.37%
Danone	111,267	7,860,721
General Mills	296,530	15,366,185
Kellogg	47,340	2,968,691
Nestle	238,656	17,964,571

		44,160,168

Health Care Equipment & Supplies–3.64%
Abbott Laboratories	293,490	11,302,300
Covidien	82,850	6,102,731
Medtronic	195,760	12,047,070
St. Jude Medical	112,980	7,387,762

		36,839,863

Health Care Providers & Services–1.38%
†Express Scripts Holding	134,930	10,131,894
Quest Diagnostics	66,040	3,825,037

		13,956,931

Hotels, Restaurants & Leisure–1.06%
McDonald’s	109,311	10,715,757

		10,715,757

Household Products–0.52%
Procter & Gamble	65,015	5,240,209

		5,240,209

Industrial Conglomerates–3.23%
3M	147,268	19,978,377
Danaher	169,200	12,690,000

		32,668,377

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–7.42%
ACE	104,820	$10,383,469
Aon	111,960	9,435,989
Chubb	80,860	7,220,798
MetLife	378,160	19,966,848
Prudential Financial	138,410	11,716,407
Travelers	190,930	16,248,143

		74,971,654

IT Services–5.00%
Accenture Class A	254,000	20,248,880
Fidelity National Information Services	52,830	2,823,763
†Fiserv	94,300	5,345,867
International Business Machines	100,741	19,391,635
Western Union	167,950	2,747,662

		50,557,807

Leisure Equipment & Products–0.70%
Hasbro	88,710	4,934,050
Mattel	52,800	2,117,808

		7,051,858

Life Sciences Tools & Services–0.96%
Thermo Fisher Scientific	80,910	9,728,618

		9,728,618

Machinery–1.54%
Illinois Tool Works	52,340	4,256,812
Pentair	51,412	4,079,028
Stanley Black & Decker	89,442	7,266,268

		15,602,108

Media–4.67%
Comcast Special Class A	203,700	9,932,412
Disney (Walt)	172,630	13,822,484
Omnicom Group	166,760	12,106,776
Time Warner	45,680	2,984,274
Viacom Class B	97,830	8,314,572

		47,160,518

Multiline Retail–1.67%
Kohl’s	47,650	2,706,520
Target	234,320	14,178,703

		16,885,223

Multi-Utilities–0.17%
Public Service Enterprise Group	45,450	1,733,463

		1,733,463

Oil, Gas & Consumable Fuels–5.96%
Apache	52,020	4,315,059
Chevron	128,054	15,226,901
EOG Resources	20,663	4,053,461
Exxon Mobil	235,620	23,015,362

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum	143,480	$13,672,209

		60,282,992

Pharmaceuticals–8.35%
Johnson & Johnson	363,480	35,704,640
Merck	184,390	10,467,820
Novartis	36,810	3,125,637
Pfizer	987,905	31,731,509
Roche Holding	10,561	3,176,546
Zoetis	8,840	255,830

		84,461,982

Road & Rail–0.61%
Canadian National Railway	110,110	6,190,384

		6,190,384

Semiconductors & Semiconductor Equipment–0.56%
Intel	219,880	5,675,103

		5,675,103

Software–1.46%
Oracle	359,850	14,721,464

		14,721,464

Specialty Retail–1.21%
Advance Auto Parts	46,430	5,873,395
†Bed Bath & Beyond	38,070	2,619,216
Staples	330,020	3,742,427

		12,235,038

Tobacco–5.46%
Altria Group	116,720	4,368,830
Imperial Tobacco Group	49,759	2,012,196
Lorillard	234,470	12,680,138
Philip Morris International	441,270	36,126,775

		55,187,939

Wireless Telecommunication Services–0.64%
Vodafone Group	1,759,479	6,470,366

		6,470,366

Total Common Stock (Cost $636,016,573)		1,000,225,068

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.09%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	$947,291

Total Convertible Preferred Stock (Cost $715,786)		947,291

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,960,280	$8,960,280

Total Money Market Fund (Cost $8,960,280)		8,960,280

TOTAL VALUE OF SECURITIES–99.92% (Cost $645,692,639)	1,010,132,639
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	833,291

NET ASSETS APPLICABLE TO 28,915,617 SHARES OUTSTANDING–100.00%	$1,010,965,930

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$944,740,659	$55,484,409	$1,000,225,068
Convertible Preferred Stock	947,291	—	947,291
Money Market Fund	8,960,280	—	8,960,280

Total	$954,648,230	$55,484,409	$1,010,132,639

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP MFS Value Fund–3

LVIP Mid-Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.45%
Aerospace & Defense–5.48%
Curtiss-Wright	20,100	$1,277,154
†Esterline Technologies	19,900	2,120,146
†Moog Class A	28,100	1,840,831
†Orbital Sciences	24,500	683,550
†Teledyne Technologies	5,300	515,849

		6,437,530

Auto Components–1.00%
Goodyear Tire & Rubber	44,800	1,170,624

		1,170,624

Beverages–0.83%
Treasury Wine Estates	297,966	978,699

		978,699

Capital Markets–1.65%
LPL Financial Holdings	36,800	1,933,472
†*@=Solar Cayman Escrow	26,800	1,876

		1,935,348

Chemicals–5.14%
Cabot	32,000	1,889,920
Celanese Class A	26,300	1,459,913
Methanex	42,000	2,685,480

		6,035,313

Commercial Banks–6.10%
BankUnited	40,029	1,391,808
Comerica	43,200	2,237,760
Iberiabank	17,900	1,255,685
Zions Bancorp	73,700	2,283,226

		7,168,479

Construction & Engineering–2.07%
Chicago Bridge & Iron	19,700	1,716,855
KBR	26,800	715,024

		2,431,879

Consumer Finance–0.40%
†Santander Consumer USA Holdings	19,700	474,376

		474,376

Containers & Packaging–1.99%
†Owens-Illinois	31,700	1,072,411
Packaging Corp of America	14,100	992,217
Rexam	33,402	271,437

		2,336,065

Electric Utilities–2.37%
Great Plains Energy	39,300	1,062,672
Portland General Electric	19,800	640,332
Westar Energy	30,700	1,079,412

		2,782,416

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electrical Equipment–2.60%
Hubbell Class B	17,500	$2,097,725
†Sensata Technologies Holding	22,400	955,136

		3,052,861

Electronic Equipment, Instruments & Components–2.35%
†Arrow Electronics	46,600	2,766,176

		2,766,176

Energy Equipment & Services–1.12%
Trican Well Service	104,400	1,321,352

		1,321,352

Food Products–2.30%
Ebro Foods	50,053	1,158,223
Ingredion	22,600	1,538,608

		2,696,831

Gas Utilities–1.66%
UGI	42,700	1,947,547

		1,947,547

Health Care Providers & Services–3.49%
†Brookdale Senior Living	59,000	1,977,090
†Community Health Systems	13,400	524,878
†WellCare Health Plans	25,100	1,594,352

		4,096,320

Hotels, Restaurants & Leisure–1.36%
†Norwegian Cruise Line Holdings	49,500	1,597,365

		1,597,365

Household Durables–4.11%
Lennar Class A	34,700	1,374,814
Newell Rubbermaid	64,100	1,916,590
†Toll Brothers	42,700	1,532,930

		4,824,334

Insurance–8.79%
Argo Group International Holdings	23,400	1,074,060
Hanover Insurance Group	30,500	1,873,920
Principal Financial Group	8,300	381,717
Reinsurance Group of America	33,231	2,646,184
Unum Group	76,300	2,694,153
XL Group	53,000	1,656,250

		10,326,284

IT Services–2.36%
Booz Allen Hamilton Holding	61,300	1,348,600
†Teradata	29,000	1,426,510

		2,775,110

Machinery–1.94%
Barnes Group	59,300	2,281,271

		2,281,271

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Media–1.53%
†AMC Entertainment Holdings	14,300	$346,775
Interpublic Group	84,500	1,448,330

		1,795,105

Multi-Utilities–1.00%
Alliant Energy	10,900	619,229
Wisconsin Energy	11,900	553,945

		1,173,174

Oil, Gas & Consumable Fuels–4.74%
†Cobalt International Energy	95,600	1,751,392
†Diamondback Energy	21,800	1,467,358
HollyFrontier	16,700	794,586
†Newfield Exploration	15,500	486,080
QEP Resources	36,200	1,065,728

		5,565,144

Paper & Forest Products–1.08%
†Louisiana-Pacific	75,200	1,268,624

		1,268,624

Pharmaceuticals–4.36%
Almirall	150,598	2,573,436
Ono Pharmaceutical	16,200	1,408,367
UCB	14,210	1,140,011

		5,121,814

Real Estate Investment Trusts–6.12%
American Assets Trust	36,400	1,228,136
Blackstone Mortgage Trust	51,400	1,477,750
Equity Lifestyle Properties	40,100	1,630,065
Extra Space Storage	31,200	1,513,512
Plum Creek Timber	31,800	1,336,872

		7,186,335

Real Estate Management & Development–0.95%
†Forest City Enterprises Class A	58,400	1,115,440

		1,115,440

Road & Rail–0.99%
†Avis Budget Group	23,900	1,163,930

		1,163,930

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–9.02%
Avago Technologies	39,600	$2,550,636
Maxim Integrated Products	34,300	1,136,016
†Microsemi	68,000	1,702,040
†NXP Semiconductor	49,300	2,899,334
†Skyworks Solutions	61,600	2,311,232

		10,599,258

Software–2.63%
†Check Point Software Technologies	18,000	1,217,340
†Verint Systems	39,900	1,872,507

		3,089,847

Specialty Retail–1.95%
†Express	57,400	911,512
GNC Holdings	25,400	1,118,108
Ross Stores	3,600	257,580

		2,287,200

Textiles, Apparel & Luxury Goods–0.94%
Samsonite International	355,500	1,101,424

		1,101,424

Thrift & Mortgage Finance–0.89%
EverBank Financial	53,200	1,049,636

		1,049,636

Trading Companies & Distributors–3.14%
Rexel	55,172	1,447,567
†WESCO International	26,900	2,238,618

		3,686,185

Total Common Stock (Cost $81,169,997)		115,639,296

MONEY MARKET FUND–1.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,475,539	1,475,539

Total Money Market Fund (Cost $1,475,539)		1,475,539

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.71% (Cost $82,645,536)	$117,114,835
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	343,100

NET ASSETS APPLICABLE TO 5,299,781 SHARES OUTSTANDING–100.00%	$117,457,935

†	Non-income producing for the period.
*	Common Stock Unit.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $1,876, which represents 0.00% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $1,876, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CAD	4,165	USD	(3,768)	4/3/14	$1
BCLY	GBP	(54,128)	USD	89,972	4/1/14	(270)
BNP	EUR	7,820	USD	(10,772)	4/3/14	2
UBS	GBP	(15,152)	USD	25,208	4/2/14	(53)

						$(320)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

EUR–European Monetary Unit

GBP–British Pound Sterling

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$107,005,823	$8,631,597	$1,876	$115,639,296
Money Market Fund	1,475,539	—	—	1,475,539

Total	$108,481,362	$8,631,597	$1,876	$117,114,835

Foreign Currency Exchange Contracts	$—	$(320)	$—	$(320)

As a result of international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Mid-Cap Value Fund–3

LVIP Mondrian International Value Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK–99.17%
Australia–2.38%
AMP	3,442,402	$15,931,784
QBE Insurance Group	1,085,868	12,902,993

		28,834,777

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

France–13.85%
Cie de Saint-Gobain	463,082	27,958,212
†*=GDF Suez VVPR Strip	60,186	0
Orange	2,019,473	29,831,159
Sanofi	373,653	39,046,425
Societe Generale	207,870	12,795,559
Total	537,702	35,394,016
Vallourec	170,261	9,236,720
Vinci	184,162	13,670,225

		167,932,316

Germany–7.98%
Daimler	189,231	17,901,047
Deutsche Telekom	1,879,740	30,499,867
GEA Group	208,982	9,547,806
RWE	377,628	15,324,014
SAP	289,420	23,476,485

		96,749,219

■Hong Kong–1.17%
China Mobile	1,542,000	14,157,859

		14,157,859

Israel–2.80%
Teva Pharmaceutical Industries ADR	642,800	33,965,552

		33,965,552

Italy–2.48%
ENI	1,197,159	30,020,431

		30,020,431

Japan–15.67%
Astellas Pharma	466,500	5,538,823
Canon	1,011,100	31,381,848
HOYA	561,600	17,568,268
Kao	818,000	28,970,017
Kirin Holdings	1,247,000	17,258,567
NTT DOCOMO	587,800	9,262,701
Seven & I Holdings	537,800	20,493,585
Takeda Pharmaceutical	524,200	24,812,735
Tokio Marine Holdings	705,400	21,156,246
Tokyo Electron	217,400	13,512,197

		189,954,987

Netherlands–6.63%
Koninklijke Ahold	1,651,303	33,164,325

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Reed Elsevier	810,295	$17,531,993
Royal Dutch Shell Class A	812,432	29,685,234

		80,381,552

Singapore–5.13%
Jardine Matheson Holdings	198,100	12,513,230
Sembcorp Industries	2,665,000	11,656,409
Singapore Telecommunications	7,597,000	22,080,572
United Overseas Bank	922,857	15,917,500

		62,167,711

Spain–7.24%
Banco Santander	1,597,742	15,252,305
Iberdrola	5,638,314	39,453,910
Telefonica	2,083,808	33,021,570

		87,727,785

Sweden–0.50%
Ericsson Class B	458,717	6,118,113

		6,118,113

Switzerland–10.83%
†ABB	1,127,871	29,135,668
Nestle	422,223	31,782,378
Novartis	444,323	37,728,677
†Zurich Insurance Group	106,215	32,622,041

		131,268,764

Taiwan–0.90%
Taiwan Semiconductor Manufacturing ADR	545,616	10,923,232

		10,923,232

United Kingdom–21.18%
AMEC	851,733	15,952,292
BG Group	1,302,590	24,319,187
BP	3,132,270	25,168,715
Compass Group	1,507,549	23,019,164
G4S	4,401,085	17,758,345
GlaxoSmithKline	1,261,788	33,647,001
National Grid	2,346,593	32,246,903
Tesco	7,052,385	34,784,251
Unilever	826,535	35,351,632
Vodafone Group	3,954,158	14,541,151

		256,788,641

United States–0.43%
Verizon Communications	109,944	5,228,924

		5,228,924

Total Common Stock (Cost $946,160,325)		1,202,219,863

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–0.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,698,745	$5,698,745

Total Money Market Fund (Cost $5,698,745)		5,698,745

TOTAL VALUE OF SECURITIES–99.64% (Cost $951,859,070)	$1,207,918,608
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	4,347,074

NET ASSETS APPLICABLE TO 64,442,242 SHARES OUTSTANDING–100.00%	$1,212,265,682

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

	Contracts to					Unrealized Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	EUR	(449,209)	USD	618,084	4/1/14	$(767)
BCLY	JPY	87,451,845	USD	(855,200)	4/1/14	(7,876)
BNYM	AUD	(25,011,500)	USD	21,774,011	4/30/14	(1,371,599)
DB	GBP	1,941,226	USD	(3,228,278)	4/1/14	8,110
NTI	EUR	(1,659,406)	USD	2,287,492	4/2/14	1,420

						$(1,370,712)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

JPY–Japanese Yen

NTI–Northern Trust

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$44,888,784	$1,157,331,079	$1,202,219,863
Money Market Fund	5,698,745	—	5,698,745

Total	$50,587,529	$1,157,331,079	$1,207,918,608

Foreign Currency Exchange Contracts	$—	$(1,370,712)	$(1,370,712)

The value of Level 3 investments was zero at the end of the period.

As a result of international fair value pricing at March 31, 2014, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Mondrian International Value Fund–3

LVIP Money Market Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

CERTIFICATES OF DEPOSIT–19.23%
Banco Estado Chile
0.19% 4/24/14	30,000,000	$30,000,000
0.21% 7/7/14	5,000,000	5,000,000
Bank of Nova Scotia Houston 0.21% 6/2/14	20,000,000	20,000,000
Chase Bank USA 0.38% 12/4/14	15,000,000	15,000,000
Credit Suisse New York 0.21% 7/10/14	15,500,000	15,500,000
HSBC Bank USA 0.21% 9/22/14	10,000,000	10,000,000
Skandinav Enskilda Bank New York 0.19% 4/2/14	12,500,000	12,500,000
Toronto Dominion Bank New York
0.17% 8/6/14	15,000,000	15,000,000
0.22% 4/24/14	15,000,000	15,000,000

Total Certificates of deposit (Cost $138,000,000)		138,000,000

COMMERICAL PAPER–60.47%
Capital Markets–0.45%
≠Credit Suisse New York 0.14% 4/29/14	3,250,000	3,249,646

		3,249,646

Colleges & Universities–17.51%
Brown University
≠0.10% 6/17/14	5,000,000	4,998,931
≠0.12% 5/20/14	17,500,000	17,497,142
Cornell University
≠0.10% 5/15/14	15,300,000	15,298,130
≠0.11% 6/11/14	4,600,000	4,599,002
Dartmouth College
≠0.11% 5/6/14	12,150,000	12,148,701
≠0.12% 6/17/14	3,500,000	3,499,102
≠Duke University 0.10% 5/21/14	7,500,000	7,498,958
Princeton University 0.11% 5/6/14	3,575,000	3,575,000
University of Chicago
≠0.11% 5/7/14	23,100,000	23,097,459
≠0.12% 5/15/14	10,000,000	9,998,533
Yale University
≠0.11% 6/5/14	6,000,000	5,998,808
≠0.11% 6/17/14	7,500,000	7,498,235
≠0.12% 5/20/14	9,895,000	9,893,384

		125,601,385

Commercial Banks–19.79%
Abbey National North America 0.05% 4/1/14	35,000,000	35,000,000
≠BNP Paribas Finance 0.08% 4/3/14	35,000,000	34,999,844
≠Credit Agricole North America 0.08% 4/9/14	10,000,000	9,999,822

	Principal Amount°	Value (U.S. $)

COMMERICAL PAPER (continued)
Commercial Banks (continued)
≠PNC Bank 0.28% 8/21/14	12,000,000	$11,986,747
Societe Generale North America
≠0.26% 6/27/14	4,350,000	4,347,319
≠0.28% 8/1/14	13,150,000	13,137,522
Standard Chartered Bank
≠0.19% 6/2/14	20,000,000	19,993,456
≠0.25% 8/4/14	12,500,000	12,489,149

		141,953,859

Consumer Finance–6.03%
≠BMW US Capital 0.10% 4/7/14	10,765,000	10,764,821
Toyota Motor Credit
≠0.16% 7/25/14	12,500,000	12,493,611
≠0.18% 6/5/14	20,000,000	19,993,500

		43,251,932

Diversified Financial Services–3.48%
≠General Electric Capital 0.18% 6/30/14	25,000,000	24,988,750

		24,988,750

Electronic Equipment, Instruments & Components–3.48%
≠Honeywell International 0.13% 6/26/14	25,000,000	24,992,236

		24,992,236

Municipal Obligations–1.74%
≠St. Joseph County Indiana 0.14% 6/11/14	12,508,000	12,504,546

		12,504,546

Oil, Gas & Consumable Fuels–1.40%
Koch Resources 0.08% 4/1/14	10,000,000	10,000,000

		10,000,000

Pharmaceuticals–2.13%
≠GlaxoSmithKline Finance 0.11% 5/20/14	15,285,000	15,282,712

		15,282,712

Tobacco–4.46%
Philip Morris International
≠0.12% 4/16/14	20,000,000	19,999,000
≠0.14% 4/17/14	12,000,000	11,999,253

		31,998,253

Total Commerical Paper (Cost $433,823,319)		433,823,319

CORPORATE BONDS–1.78%
Commercial Banks–1.68%
•Bank of Nova Scotia 0.26% 12/5/14	7,500,000	7,500,000

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
BB&T 5.70% 4/30/14	2,000,000	$2,008,552
PNC Funding 5.40% 6/10/14	2,500,000	2,524,399

		12,032,951

Consumer Finance–0.10%
#American Honda Finance 144A 1.45% 2/27/15	710,000	717,042

		717,042

Total Corporate Bonds (Cost $12,749,993)		12,749,993

MUNICIPAL BONDS–1.88%
California State Revenue Anticipation Notes Series A2 2.00% 6/23/14	10,000,000	10,040,167

•*New York State Housing Finance Agency Revenue (Broadway)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Series B 0.10% 5/1/44 (LOC-Wells Fargo Bank N.A.)	3,450,000	$3,450,000

Total Municipal Bonds (Cost $13,490,167)		13,490,167

DISCOUNT NOTE–6.95%
Federal Home Loan Bank 0.01% 4/1/14	49,885,000	49,885,000

Total Discount Note (Cost $49,885,000)		49,885,000

U.S. TREASURY OBLIGATION–10.02%
≠U.S. Treasury Bill 0.00% 4/3/14	71,875,000	71,875,000

Total U.S. Treasury Obligation (Cost $71,875,000)		71,875,000

TOTAL VALUE OF SECURITIES–100.33% (Cost $719,823,479)Δ	719,823,479
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(2,402,218)

NET ASSETS APPLICABLE TO 71,742,592 SHARES OUTSTANDING–100.00%	$717,421,261

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $717,042, which represents 0.10% of the Fund’s net assets .
Δ	Also the cost for federal income tax purposes.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
*	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of March 31, 2014.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LOC–Letter of Credit

LVIP Money Market Fund–2

LVIP Money Market Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 2
Corporate Bonds	$12,749,993
Municipal Bonds	13,490,167
Short-Term Investments	693,583,319

Total	$719,823,479

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Money Market Fund–3

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.98%
Equity Funds–21.93%
*Lincoln Variable Insurance Products Trust–LVIP SSgA S&P 500 Index Fund	939,564	$12,675,660
LVIP SSgA Small-Cap Index Fund	101,582	2,742,829

		15,418,489

Fixed Income Fund–50.04%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	3,138,089	35,177,978

		35,177,978

International Equity Fund–14.01%
*Lincoln Variable Insurance Products Trust–LVIP SSgA International Index Fund	1,033,790	9,849,953

		9,849,953

Total Affiliated Investment Companies (Cost $53,193,631)		60,446,420

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.10%
Fixed Income Fund–9.97%
SPDR® Barclays Capital TIPS ETF	126,094	$7,008,304

		7,008,304

International Equity Fund–4.13%
iShares Core MSCI Emerging Markets ETF	59,135	2,902,346

		2,902,346

Total Unaffiliated Investment Companies (Cost $10,082,075)		9,910,650

TOTAL VALUE OF SECURITIES–100.08% (Cost $63,275,706)	70,357,070
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(55,404)

NET ASSETS APPLICABLE TO 5,779,117 SHARES OUTSTANDING–100.00%	$70,301,666

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$70,357,070

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.12%
Equity Funds–22.04%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	1,224,111	$18,242,922
LVIP SSgA S&P 500 Index Fund	1,333,983	17,996,767
LVIP SSgA Small-Cap Index Fund	144,208	3,893,767
LVIP SSgA Small-Mid Cap 200 Fund	256,454	3,969,652

		44,103,108

Fixed Income Fund–49.93%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	8,911,822	99,901,520

		99,901,520

International Equity Funds–18.15%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Developed International 150 Fund	1,414,696	14,071,981
LVIP SSgA Emerging Markets 100 Fund	863,894	8,272,651
LVIP SSgA International Index Fund	1,467,534	13,982,665

		36,327,297

Total Affiliated Investment Companies (Cost $160,048,998)		180,331,925

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–9.95%
Fixed Income Fund–9.95%
SPDR® Barclays Capital TIPS ETF	358,104	$19,903,420

Total Unaffiliated Investment Company (Cost $19,940,494)		19,903,420

TOTAL VALUE OF SECURITIES–100.07% (Cost $179,989,492)	200,235,345
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(141,390)

NET ASSETS APPLICABLE TO 16,837,766 SHARES OUTSTANDING–100.00%	$200,093,955

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$200,235,345

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.71%
Equity Funds–37.75%
*Lincoln Variable Insurance Products Trust–LVIP SSgA S&P 500 Index Fund	4,081,097	$55,058,085
LVIP SSgA Small-Cap Index Fund	709,124	19,147,059

		74,205,144

Fixed Income Fund–24.98%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	4,381,611	49,117,863

		49,117,863

International Equity Fund–21.98%
*Lincoln Variable Insurance Products Trust–LVIP SSgA International Index Fund	4,536,044	43,219,428

		43,219,428

Total Affiliated Investment Companies (Cost $135,405,729)		166,542,435

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.35%
Fixed Income Fund–4.98%
SPDR® Barclays Capital TIPS ETF	176,061	$9,785,470

		9,785,470

International Equity Fund–10.31%
iShares Core MSCI Emerging Markets ETF	412,981	20,269,108

		20,269,108

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	129,233	129,233

		129,233

Total Unaffiliated Investment Companies (Cost $30,995,778)		30,183,811

TOTAL VALUE OF SECURITIES–100.06% (Cost $166,401,507)	196,726,246
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(120,748)

NET ASSETS APPLICABLE TO 14,759,877 SHARES OUTSTANDING–100.00%	$196,605,498

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$196,726,246

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.08%
Equity Funds–37.90%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	4,289,571	$63,927,470
LVIP SSgA S&P 500 Index Fund	4,674,719	63,066,637
LVIP SSgA Small-Cap Index Fund	812,281	21,932,399
LVIP SSgA Small-Mid Cap 200 Fund	1,444,412	22,358,047

		171,284,553

Fixed Income Fund–24.90%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	10,037,992	112,525,887

		112,525,887

International Equity Funds–32.28%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Developed International 150 Fund	5,007,877	49,813,354
LVIP SSgA Emerging Markets 100 Fund	4,864,905	46,586,328
LVIP SSgA International Index Fund	5,195,063	49,498,560

		145,898,242

Total Affiliated Investment Companies (Cost $363,540,602)		429,708,682

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–4.96%
Fixed Income Fund–4.96%
SPDR® Barclays Capital TIPS ETF	403,350	$22,418,193

Total Unaffiliated Investment Company (Cost $22,618,745)		22,418,193

TOTAL VALUE OF SECURITIES–100.04% (Cost $386,159,347)	452,126,875
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(202,729)

NET ASSETS APPLICABLE TO 34,787,633 SHARES OUTSTANDING–100.00%	$451,924,146

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$452,126,875

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.88%
Equity Funds–33.85%
*Lincoln Variable Insurance Products Trust–LVIP SSgA S&P 500 Index Fund	4,039,999	$54,503,628
LVIP SSgA Small-Cap Index Fund	604,855	16,331,691

		70,835,319

Fixed Income Fund–30.02%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	5,605,276	62,835,147

		62,835,147

International Equity Fund–20.01%
*Lincoln Variable Insurance Products Trust–LVIP SSgA International Index Fund	4,396,104	41,886,077

		41,886,077

Total Affiliated Investment Companies (Cost $145,404,807)		175,556,543

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–16.17%
Fixed Income Fund–9.97%
SPDR® Barclays Capital TIPS ETF	375,392	$20,864,287

		20,864,287

International Equity Fund–6.19%
iShares Core MSCI Emerging Markets ETF	264,147	12,964,335

		12,964,335

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	28,186	28,186

		28,186

Total Unaffiliated Investment Companies (Cost $34,745,959)		33,856,808

TOTAL VALUE OF SECURITIES–100.05% (Cost $180,150,766)	209,413,351
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(114,779)

NET ASSETS APPLICABLE TO 16,018,120 SHARES OUTSTANDING–100.00%	$209,298,572

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$209,413,351

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.13%
Equity Funds–33.99%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	8,300,492	$123,702,230
LVIP SSgA S&P 500 Index Fund	9,045,436	122,031,982
LVIP SSgA Small-Cap Index Fund	1,354,007	36,559,535
LVIP SSgA Small-Mid Cap 200 Fund	2,407,867	37,271,367

		319,565,114

Fixed Income Fund–29.93%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	25,100,979	281,381,980

		281,381,980

International Equity Funds–26.21%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Developed International 150 Fund	9,486,420	94,361,419
LVIP SSgA Emerging Markets 100 Fund	6,082,519	58,246,203
LVIP SSgA International Index Fund	9,840,723	93,762,408

		246,370,030

Total Affiliated Investment Companies (Cost $738,164,960)		847,317,124

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–9.97%
Fixed Income Fund–9.94%
SPDR® Barclays Capital TIPS ETF	1,681,010	$93,430,536

		93,430,536

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	313,710	313,710

		313,710

Total Unaffiliated Investment Companies (Cost $96,142,793)		93,744,246

TOTAL VALUE OF SECURITIES–100.10% (Cost $834,307,753)	941,061,370
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(897,237)

NET ASSETS APPLICABLE TO 74,407,999 SHARES OUTSTANDING–100.00%	$940,164,133

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$941,061,370

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (unaudited)

March 31, 2014

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–29.34%
Fannie Mae ARM
•2.526% 7/1/38	212,592	$228,090
•2.565% 9/1/37	266,745	285,655
•2.605% 3/1/37	410,435	443,783
•2.855% 11/1/35	328,378	341,320
•2.915% 11/1/41	318,572	335,547
•3.278% 1/1/41	2,186,132	2,294,583
•3.303% 6/1/41	3,398,668	3,595,118
•5.415% 9/1/38	36,377	38,905
Fannie Mae S.F. 10 yr
3.00% 8/1/21	3,109,949	3,229,975
4.00% 8/1/19	112,262	118,828
4.00% 6/1/20	500,000	529,266
4.00% 5/1/23	291,923	309,018
4.50% 4/1/14	8	9
5.50% 12/1/14	16,480	17,536
5.50% 11/1/15	2,751	2,928
6.00% 3/1/16	143,647	148,751
6.00% 10/1/16	112,129	117,169
6.00% 12/1/17	53,959	56,286
6.00% 9/1/18	18,016	19,359
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,848,658	1,849,084
2.50% 3/1/28	4,284,558	4,295,648
2.50% 4/1/28	4,592,967	4,594,026
2.50% 7/1/28	943,987	944,204
2.50% 9/1/28	1,906,723	1,907,163
2.50% 10/1/28	4,870,631	4,871,754
3.00% 11/1/26	4,018,171	4,131,132
3.00% 6/1/27	1,011,617	1,040,257
3.00% 8/1/27	1,846,891	1,899,230
3.00% 9/1/27	7,570,167	7,784,728
3.00% 10/1/27	1,116,686	1,148,340
3.00% 12/1/27	346,663	356,502
3.50% 11/1/25	1,116,457	1,171,240
3.50% 12/1/25	2,637,511	2,768,827
3.50% 12/1/26	1,603,749	1,682,200
4.00% 7/1/18	186,808	197,472
4.00% 8/1/18	118,700	125,441
4.00% 8/1/20	118,646	125,410
4.00% 4/1/24	229,718	243,095
4.00% 5/1/24	448,135	474,503
4.00% 6/1/24	545,940	577,955
4.00% 7/1/24	218,509	231,393
4.00% 10/1/24	17,109	18,116
4.00% 12/1/24	634,654	671,682
4.00% 1/1/25	836,304	892,302
4.00% 3/1/25	913,871	975,292
4.00% 5/1/25	386,049	408,808
4.00% 7/1/25	7,780	8,239
4.00% 8/1/25	31,424	33,278
4.00% 9/1/25	380,876	403,535
4.00% 10/1/25	406,490	430,631

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 1/1/26	12,086	$12,809
4.00% 3/1/26	967,299	1,023,438
4.00% 5/1/26	11,237	11,903
4.00% 7/1/26	959,273	1,015,942
4.00% 5/1/27	521,268	553,567
4.50% 2/1/23	204,400	217,011
4.50% 4/1/23	18,550	19,668
4.50% 5/1/23	20,059	21,251
4.50% 6/1/23	588,261	624,195
4.50% 11/1/23	29,556	31,352
4.50% 1/1/24	5,240	5,552
4.50% 2/1/24	6,715	7,122
4.50% 3/1/24	8,885	9,423
4.50% 4/1/24	257,605	273,301
4.50% 5/1/24	482,027	511,433
4.50% 7/1/24	407,660	432,198
4.50% 8/1/24	546,126	579,059
4.50% 11/1/24	245,440	260,224
4.50% 4/1/25	414,070	444,948
4.50% 5/1/25	38,664	41,486
4.50% 6/1/25	9,221	9,773
5.00% 6/1/19	2,596	2,761
5.00% 4/1/21	89,325	96,176
5.00% 4/1/23	53,760	57,861
5.00% 6/1/23	895,955	962,395
5.00% 9/1/23	403,407	434,607
5.00% 11/1/23	262,812	283,111
5.00% 12/1/23	236,647	254,760
5.00% 4/1/24	331,971	358,131
5.00% 3/1/25	102,175	110,092
5.00% 6/1/25	4,692	5,054
5.50% 12/1/18	245,342	261,185
5.50% 3/1/20	420,751	447,968
5.50% 4/1/22	95,241	103,617
5.50% 7/1/22	116,927	127,207
5.50% 1/1/24	107,479	116,922
5.50% 2/1/24	228,658	248,805
6.00% 12/1/18	55	55
6.00% 6/1/20	13,485	14,333
6.00% 8/1/22	23,752	25,781
6.00% 9/1/22	87,792	96,366
6.00% 8/1/23	13,166	14,252
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/28	2,000,000	1,998,438
3.50% 4/1/26	5,500,000	5,766,406
Fannie Mae S.F. 20 yr 6.50% 12/1/17	741	831
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,774,519	2,681,407
3.00% 10/1/42	4,093,896	3,956,506
3.00% 11/1/42	2,786,521	2,693,006
3.00% 12/1/42	2,569,774	2,483,533
3.00% 1/1/43	5,630,958	5,441,985

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 3/1/43	11,915,041	$11,515,174
3.00% 4/1/43	2,941,623	2,842,902
3.00% 5/1/43	1,931,088	1,866,281
3.00% 6/1/43	8,473,547	8,189,176
3.00% 8/1/43	6,387,908	6,173,531
3.50% 10/1/40	1,431,335	1,441,076
3.50% 12/1/40	700,761	705,506
3.50% 2/1/41	1,259,593	1,268,114
3.50% 8/1/42	986,663	993,413
3.50% 9/1/42	10,629,164	10,701,067
3.50% 10/1/42	6,199,243	6,241,341
3.50% 11/1/42	2,543,443	2,560,649
3.50% 1/1/43	4,375,186	4,405,141
3.50% 7/1/43	8,651,959	8,710,490
4.00% 1/1/39	70,243	72,964
4.00% 2/1/39	134,672	139,975
4.00% 3/1/39	5,666	5,889
4.00% 4/1/39	476,289	495,001
4.00% 6/1/39	203,972	212,023
4.00% 8/1/39	790,429	822,861
4.00% 9/1/39	994,879	1,037,427
4.00% 11/1/39	67,130	69,766
4.00% 12/1/39	1,674,786	1,742,225
4.00% 1/1/40	696,896	724,182
4.00% 5/1/40	326,753	339,575
4.00% 8/1/40	137,829	143,256
4.00% 9/1/40	286,181	297,420
4.00% 10/1/40	1,258,552	1,308,319
4.00% 11/1/40	1,844,301	1,917,120
4.00% 12/1/40	2,642,563	2,750,720
4.00% 1/1/41	7,164,388	7,447,103
4.00% 2/1/41	1,617,377	1,681,554
4.00% 3/1/41	44,588	46,345
4.00% 4/1/41	587,286	610,551
4.00% 5/1/41	3,042,056	3,162,732
4.00% 6/1/41	50,278	52,266
4.00% 9/1/41	654,755	680,759
4.00% 10/1/41	360,760	375,081
4.00% 11/1/41	688,861	716,245
4.00% 12/1/41	30,374	31,585
4.00% 1/1/42	24,378	25,346
4.00% 3/1/42	561,597	583,876
4.00% 10/1/43	7,379,296	7,670,666
4.50% 8/1/33	43,601	46,663
4.50% 1/1/34	30,704	32,843
4.50% 9/1/35	170,930	182,435
4.50% 2/1/38	60,748	64,741
4.50% 4/1/38	72,185	76,930
4.50% 7/1/38	74,849	79,804
4.50% 11/1/38	324,190	345,501
4.50% 2/1/39	765,410	816,071
4.50% 3/1/39	627,616	669,632

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/39	1,831,301	$1,956,779
4.50% 5/1/39	695,788	746,231
4.50% 6/1/39	236,195	252,072
4.50% 7/1/39	1,028,756	1,098,055
4.50% 9/1/39	456,730	490,000
4.50% 1/1/40	1,445,418	1,561,748
4.50% 2/1/40	2,760,300	2,961,368
4.50% 5/1/40	1,692,258	1,811,974
4.50% 6/1/40	801,260	855,120
4.50% 8/1/40	336,372	358,783
4.50% 9/1/40	954,778	1,019,292
4.50% 10/1/40	5,256,979	5,614,721
4.50% 11/1/40	848,944	905,940
4.50% 2/1/41	3,807,570	4,064,563
4.50% 4/1/41	39,954	42,646
4.50% 5/1/41	332,244	354,803
4.50% 6/1/41	493,028	526,166
5.00% 12/1/32	84,772	92,407
5.00% 9/1/33	304,386	333,654
5.00% 4/1/34	1,105,548	1,207,835
5.00% 7/1/34	698,762	762,716
5.00% 11/1/34	352,771	386,246
5.00% 4/1/35	222,545	242,912
5.00% 6/1/35	371,512	405,430
5.00% 7/1/35	4,295,954	4,689,530
5.00% 9/1/35	83,237	90,798
5.00% 10/1/35	290,746	317,130
5.00% 12/1/35	1,345,274	1,467,326
5.00% 2/1/36	3,084,619	3,362,941
5.00% 3/1/36	175,299	191,192
5.00% 11/1/36	63,594	69,390
5.00% 8/1/37	55,416	60,311
5.00% 4/1/38	430,330	468,460
5.00% 7/1/38	48,356	52,626
5.00% 11/1/38	36,228	39,428
5.00% 8/1/39	1,957,124	2,129,967
5.00% 12/1/39	417,637	457,599
5.00% 1/1/40	896,109	990,474
5.00% 7/1/40	3,462,499	3,785,347
5.00% 9/1/40	999,955	1,091,871
5.50% 11/1/33	104,714	116,493
5.50% 1/1/34	144,947	161,125
5.50% 5/1/34	200,090	222,256
5.50% 7/1/34	286,316	318,058
5.50% 10/1/34	333,958	371,711
5.50% 9/1/35	192,467	213,284
5.50% 10/1/35	207,171	230,066
5.50% 12/1/35	764,194	848,231
5.50% 1/1/36	948,773	1,050,231
5.50% 4/1/36	2,711,412	2,999,918
5.50% 8/1/36	560,548	620,307
5.50% 1/1/37	854,505	941,931

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 2/1/37	69,936	$77,139
5.50% 3/1/37	210,780	232,346
5.50% 5/1/37	323,517	358,336
5.50% 6/1/37	243,050	267,917
5.50% 8/1/37	104,757	115,475
5.50% 11/1/37	2,506	2,762
5.50% 12/1/37	957	1,054
5.50% 1/1/38	6,034,626	6,653,388
5.50% 2/1/38	183,583	202,365
5.50% 5/1/38	432,718	477,487
5.50% 6/1/38	28,809	31,768
5.50% 7/1/38	243,909	268,864
5.50% 10/1/38	101,026	111,366
5.50% 1/1/39	503,800	555,630
5.50% 5/1/39	970,224	1,070,179
5.50% 6/1/39	940,890	1,037,155
5.50% 10/1/39	424,597	468,127
5.50% 7/1/41	795,607	877,007
6.00% 12/1/35	255,897	286,489
6.00% 2/1/36	121,055	135,519
6.00% 6/1/36	73,183	81,625
6.00% 7/1/36	254,451	283,698
6.00% 8/1/36	141,352	157,615
6.00% 9/1/36	224,549	250,192
6.00% 10/1/36	231,849	258,368
6.00% 11/1/36	15,019	16,783
6.00% 1/1/37	153,225	171,347
6.00% 2/1/37	888,859	994,227
6.00% 3/1/37	94,427	105,001
6.00% 4/1/37	7,438	8,272
6.00% 5/1/37	272,657	303,697
6.00% 6/1/37	156,499	174,269
6.00% 8/1/37	403,003	448,133
6.00% 9/1/37	544,299	606,181
6.00% 10/1/37	844,442	939,006
6.00% 11/1/37	161,877	180,057
6.00% 1/1/38	86,085	96,005
6.00% 2/1/38	104,116	115,775
6.00% 4/1/38	8,167	9,081
6.00% 5/1/38	341,241	379,608
6.00% 6/1/38	140,871	156,646
6.00% 8/1/38	123,696	137,547
6.00% 9/1/38	71,825	79,868
6.00% 10/1/38	86,398	96,073
6.00% 11/1/38	94,418	104,991
6.00% 12/1/38	1,217,824	1,360,021
6.00% 4/1/40	980,369	1,090,288
6.00% 6/1/40	1,835,556	2,047,248
6.50% 3/1/32	1,307	1,468
6.50% 7/1/36	167,873	188,389
6.50% 9/1/36	166,823	187,184
6.50% 11/1/36	188,712	211,695

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 9/1/37	27,166	$30,536
6.50% 10/1/37	342,358	384,319
6.50% 2/1/38	273,770	307,111
6.50% 3/1/38	561,150	631,373
6.50% 5/1/38	111,548	125,168
6.50% 7/1/38	320,082	359,065
6.50% 10/1/38	288,147	323,767
7.00% 8/1/39	683,570	772,929
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/43	12,000,000	12,071,250
4.00% 4/1/42	12,500,000	12,992,187
4.50% 4/1/40	9,500,000	10,133,829
Freddie Mac ARM
•2.407% 11/1/37	230,358	244,213
•2.491% 9/1/37	450,301	480,371
•3.493% 9/1/40	1,238,862	1,305,368
•3.653% 8/1/40	876,053	935,219
•5.983% 6/1/36	76,954	78,317
Freddie Mac S.F. 15 yr
2.50% 4/1/28	207,350	207,490
2.50% 7/1/28	697,069	697,465
2.50% 8/1/28	4,782,186	4,784,894
2.50% 9/1/28	3,460,764	3,463,154
2.50% 10/1/28	4,868,113	4,870,877
3.00% 11/1/26	5,072,194	5,210,130
3.00% 2/1/27	449,615	462,069
3.00% 3/1/27	2,602,709	2,676,167
3.00% 4/1/27	1,934,792	1,987,408
3.00% 11/1/27	874,672	898,459
3.00% 2/1/29	1,981,379	2,037,644
3.50% 12/1/25	2,705,874	2,841,205
3.50% 3/1/26	2,015,958	2,110,222
4.00% 2/1/24	138,928	147,662
4.00% 8/1/24	218,819	231,733
4.00% 2/1/25	285,614	302,355
4.00% 7/1/25	899,458	952,562
4.00% 4/1/26	1,859,603	1,968,257
4.50% 1/1/15	6,328	6,686
4.50% 2/1/15	5,674	5,995
4.50% 8/1/15	5,638	5,957
4.50% 3/1/18	187,764	198,505
4.50% 4/1/18	160,476	169,681
4.50% 10/1/18	60,288	63,765
4.50% 11/1/18	236,469	250,067
4.50% 12/1/18	107,318	113,479
4.50% 1/1/19	111,507	117,917
4.50% 2/1/19	133,611	141,297
4.50% 7/1/19	198,448	209,848
4.50% 12/1/19	71,865	75,988
4.50% 4/1/21	56,246	59,502
4.50% 1/1/23	67,235	71,907
4.50% 4/1/23	109,751	117,264

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 5/1/23	219,145	$234,460
4.50% 6/1/23	16,667	17,625
4.50% 12/1/23	25,816	27,621
4.50% 6/1/24	10,761	11,519
4.50% 7/1/24	378,577	405,175
4.50% 8/1/24	168,955	180,835
4.50% 11/1/24	326,533	349,506
4.50% 5/1/25	132,579	141,907
5.00% 10/1/17	14,876	15,773
5.00% 4/1/18	269,071	285,194
5.00% 4/1/23	234,690	253,822
5.00% 1/1/25	28,423	30,174
5.00% 3/1/25	127,474	137,841
5.50% 12/1/15	30,871	32,811
5.50% 11/1/16	215,847	229,431
5.50% 11/1/17	33,979	36,114
5.50% 4/1/18	111,903	119,138
5.50% 11/1/21	2,450	2,607
5.50% 6/1/23	33,510	36,483
5.50% 7/1/24	185,242	199,101
5.50% 12/1/24	318,071	338,596
6.00% 12/1/22	133,607	141,054
6.00% 11/1/23	161,771	175,467
Freddie Mac S.F. 15 yr TBA
2.50% 4/1/28	6,000,000	5,997,187
3.00% 4/1/28	4,000,000	4,105,000
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,797,960	2,701,268
3.00% 1/1/43	6,033,501	5,824,995
3.00% 3/1/43	7,125,390	6,879,151
3.00% 4/1/43	4,755,170	4,590,841
3.00% 7/1/43	1,907,635	1,841,712
3.00% 8/1/43	763,006	736,638
3.00% 10/1/43	763,868	737,470
3.50% 2/1/42	3,881,591	3,904,038
3.50% 5/1/42	3,796,553	3,818,509
3.50% 10/1/42	3,671,395	3,692,626
3.50% 5/1/43	2,869,102	2,885,694
3.50% 8/1/43	5,282,416	5,312,964
3.50% 2/1/44	1,999,801	2,011,366
3.50% 3/1/44	150,000	150,867
4.00% 5/1/39	310,987	322,711
4.00% 5/1/39	291,417	302,373
4.00% 2/1/40	192,612	199,866
4.00% 5/1/40	325,183	337,356
4.00% 8/1/40	82,507	85,619
4.00% 9/1/40	733,037	760,692
4.00% 11/1/40	5,798,806	6,020,414
4.00% 12/1/40	2,673,386	2,774,539
4.00% 2/1/41	2,230,561	2,316,881
4.00% 12/1/41	620,245	643,754
4.00% 1/1/42	869,148	902,146

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 3/1/42	208,962	$216,878
4.00% 6/1/42	20,890	21,680
4.50% 2/1/39	133,064	141,640
4.50% 4/1/39	61,485	65,489
4.50% 5/1/39	223,988	239,993
4.50% 6/1/39	1,675,792	1,793,230
4.50% 7/1/39	398,649	424,723
4.50% 9/1/39	1,191,144	1,280,755
4.50% 10/1/39	1,190,166	1,270,782
4.50% 1/1/40	2,853,033	3,059,041
4.50% 2/1/40	1,753,609	1,879,945
4.50% 7/1/40	325,389	347,124
4.50% 9/1/40	1,648,072	1,767,234
4.50% 2/1/41	5,949,080	6,365,261
4.50% 3/1/41	711,639	762,536
5.00% 10/1/34	445,340	488,742
5.00% 2/1/35	86,745	94,519
5.00% 8/1/35	189,490	206,295
5.00% 10/1/35	89,195	97,026
5.00% 11/1/35	34,624	37,583
5.00% 12/1/35	317,189	345,047
5.00% 2/1/37	224,824	243,909
5.00% 4/1/37	243,666	264,350
5.00% 5/1/37	276,577	300,055
5.00% 12/1/37	808,532	877,166
5.00% 1/1/38	10,735	11,646
5.00% 4/1/38	9,101	9,874
5.00% 6/1/38	455,502	494,168
5.00% 7/1/38	53,998	58,584
5.00% 9/1/38	23,067	25,026
5.00% 10/1/38	454,380	492,951
5.00% 12/1/38	1,325,832	1,438,464
5.00% 1/1/39	113,213	122,824
5.00% 2/1/39	2,057,790	2,232,470
5.00% 3/1/39	701,924	769,152
5.00% 8/1/39	193,985	212,906
5.00% 9/1/39	1,240,675	1,350,427
5.00% 1/1/40	1,146,298	1,247,868
5.00% 5/1/40	490,636	534,485
5.00% 6/1/40	2,528,886	2,764,668
5.00% 9/1/40	280,640	304,569
5.00% 3/1/41	887,669	967,779
5.50% 8/1/33	96,548	106,978
5.50% 6/1/34	223,855	248,135
5.50% 6/1/35	155,586	172,321
5.50% 11/1/35	296,700	327,085
5.50% 1/1/37	147,320	161,716
5.50% 5/1/37	193,763	212,808
5.50% 7/1/37	86,829	95,875
5.50% 1/1/38	858,518	942,408
5.50% 2/1/38	192,081	210,851
5.50% 5/1/38	1,232,063	1,353,512

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/38	50,523	$55,460
5.50% 8/1/38	177,383	195,722
5.50% 12/1/38	188,894	207,352
5.50% 8/1/39	281,231	309,112
5.50% 12/1/39	860,743	946,995
5.50% 3/1/40	768,143	843,202
5.50% 4/1/40	1,637,500	1,797,509
5.50% 5/1/40	688,158	755,401
5.50% 6/1/41	162,781	178,736
6.00% 11/1/28	29,629	33,327
6.00% 7/1/33	26,492	29,497
6.00% 8/1/36	51,388	56,977
6.00% 11/1/36	145,090	161,153
6.00% 4/1/37	2,020	2,254
6.00% 5/1/37	311,461	345,541
6.00% 8/1/37	577,959	642,021
6.00% 9/1/37	369,158	411,906
6.00% 10/1/37	105,754	117,905
6.00% 11/1/37	534,339	592,455
6.00% 12/1/37	29,016	32,190
6.00% 1/1/38	405,839	449,979
6.00% 4/1/38	27,699	30,712
6.00% 6/1/38	68,888	76,380
6.00% 7/1/38	111,535	123,666
6.00% 8/1/38	129,213	143,280
6.00% 9/1/38	79,027	87,624
6.00% 10/1/38	234,334	259,820
6.00% 11/1/38	53,864	59,722
6.00% 3/1/39	88,565	98,272
6.00% 4/1/39	79,241	87,859
6.00% 9/1/39	462,969	513,985
6.00% 12/1/39	345,792	384,085
6.00% 5/1/40	2,523,090	2,799,636
6.50% 11/1/36	411,514	460,716
6.50% 8/1/37	208,430	233,469
6.50% 10/1/37	46,388	51,946
6.50% 6/1/38	80,770	90,428
6.50% 4/1/39	255,383	285,918
Freddie Mac S.F. 30 yr TBA
3.00% 4/1/43	1,500,000	1,445,684
3.50% 4/1/43	5,000,000	5,024,219
4.00% 4/1/42	10,000,000	10,373,828
4.50% 4/1/41	2,000,000	2,131,875
GNMA I S.F. 30 yr
3.00% 9/15/42	2,672,480	2,632,890
3.00% 11/15/42	2,306,275	2,272,110
3.00% 12/15/42	708,689	698,191
3.50% 10/15/40	453,871	463,848
3.50% 1/15/41	170,506	174,254
3.50% 7/15/41	104,050	106,567
3.50% 10/15/41	1,316,952	1,345,903

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.50% 3/15/42	111,642	$114,097
3.50% 6/15/42	5,203,059	5,317,442
3.50% 7/15/42	2,083,044	2,128,837
3.50% 10/15/42	665,047	679,667
3.50% 4/15/43	1,981,762	2,025,329
4.00% 6/15/39	184,762	194,306
4.00% 7/15/39	277,723	292,070
4.00% 8/15/39	229,141	240,978
4.00% 8/15/40	1,267,442	1,332,917
4.00% 10/15/40	1,075,700	1,132,468
4.00% 12/15/40	1,484,534	1,563,465
4.00% 1/15/41	1,497,833	1,577,662
4.00% 9/15/41	2,412,106	2,536,711
4.50% 1/15/39	1,618,645	1,749,454
4.50% 2/15/39	427,206	461,135
4.50% 3/15/39	2,333,077	2,517,231
4.50% 4/15/39	233,816	252,412
4.50% 5/15/39	191,362	207,150
4.50% 6/15/39	732,709	790,827
4.50% 7/15/39	884,582	954,689
4.50% 8/15/39	143,091	154,430
4.50% 9/15/39	796,804	860,113
4.50% 10/15/39	1,799,340	1,950,576
4.50% 11/15/39	1,156,471	1,253,624
4.50% 12/15/39	501,919	542,725
4.50% 1/15/40	2,338,776	2,530,054
4.50% 4/15/40	700,519	757,486
4.50% 5/15/40	683,808	740,080
4.50% 6/15/40	1,642,629	1,776,529
4.50% 7/15/40	298,461	322,252
4.50% 8/15/40	696,521	753,074
4.50% 9/15/40	456,466	494,484
4.50% 1/15/41	498,480	542,643
4.50% 2/15/41	3,972,023	4,295,710
4.50% 3/15/41	548,165	592,738
4.50% 6/15/41	492,861	532,422
4.50% 7/15/41	64,309	69,570
5.00% 3/15/35	147,261	162,487
5.00% 3/15/38	48,732	53,304
5.00% 4/15/38	44,114	48,257
5.00% 5/15/38	7,841	8,577
5.00% 8/15/38	43,266	47,306
5.00% 11/15/38	59,561	65,166
5.00% 1/15/39	491,707	537,784
5.00% 4/15/39	589,808	644,126
5.00% 5/15/39	2,120,179	2,320,091
5.00% 6/15/39	1,594,137	1,750,767
5.00% 9/15/39	3,572,056	3,930,932
5.00% 10/15/39	309,772	340,007
5.00% 11/15/39	763,805	840,038
5.00% 1/15/40	2,268,093	2,491,802
5.00% 2/15/40	1,001,863	1,101,353

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 4/15/40	804,427	$882,175
5.00% 7/15/40	855,369	940,365
5.00% 8/15/41	377,598	415,467
5.50% 10/15/33	434,535	486,250
5.50% 4/15/37	110,334	122,691
5.50% 7/15/37	56,721	62,863
5.50% 1/15/38	743,113	823,456
5.50% 2/15/38	495,887	549,973
5.50% 7/15/38	207,525	230,359
5.50% 8/15/38	110,535	122,276
5.50% 9/15/38	1,092,673	1,211,840
5.50% 12/15/38	781,604	866,701
5.50% 1/15/39	346,341	383,671
5.50% 5/15/39	563,246	624,482
5.50% 7/15/39	14,547	16,103
5.50% 10/15/39	610,630	677,014
5.50% 12/15/39	190,203	210,880
5.50% 4/15/40	1,039,143	1,159,501
5.50% 2/15/41	160,797	178,010
6.00% 5/15/37	270,616	303,045
6.00% 1/15/38	229,195	256,480
6.00% 3/15/38	11,631	13,020
6.00% 5/15/38	618,581	701,808
6.00% 7/15/38	301,664	337,989
6.00% 8/15/38	380,006	425,723
6.00% 10/15/38	332,492	372,599
6.00% 11/15/38	218,646	244,866
6.00% 12/15/38	359,682	402,531
6.00% 1/15/39	78,421	87,856
6.00% 5/15/39	7,915	8,866
6.00% 6/15/39	6,420	7,189
6.00% 8/15/39	18,022	20,420
6.00% 10/15/39	20,486	23,055
6.00% 6/15/40	7,748	8,681
6.00% 12/15/40	1,578,327	1,766,276
6.50% 8/15/37	145,239	163,599
6.50% 3/15/38	25,018	28,209
6.50% 5/15/38	62,664	73,499
6.50% 7/15/38	104,151	117,457
6.50% 8/15/38	3,984	4,494
6.50% 9/15/38	69,594	78,501
6.50% 10/15/38	50,016	57,009
6.50% 2/15/39	404,363	457,369
6.50% 8/15/39	30,698	34,623
GNMA I S.F.30 yr TBA
3.50% 4/1/43	1,000,000	1,020,156
4.00% 4/1/43	2,000,000	2,100,625
GNMA II S.F. 30 yr
3.00% 9/20/42	3,623,576	3,572,838
3.00% 11/20/42	1,832,637	1,806,987
3.00% 12/20/42	2,871,164	2,830,988

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 1/20/43	2,801,498	$2,762,304
3.00% 2/20/43	3,339,989	3,293,002
3.00% 3/20/43	5,712,671	5,632,351
3.00% 6/20/43	2,414,682	2,380,698
3.00% 9/20/43	3,926,328	3,870,853
3.50% 4/20/42	1,559,364	1,593,905
3.50% 6/20/42	2,060,161	2,105,660
3.50% 10/20/42	1,722,810	1,760,861
3.50% 12/20/42	3,480,259	3,557,155
3.50% 2/20/43	6,147,028	6,282,893
3.50% 3/20/43	3,322,184	3,397,434
3.50% 5/20/43	4,264,655	4,358,302
3.50% 1/20/44	6,473,959	6,619,750
4.00% 5/20/39	2,093,316	2,203,081
4.00% 8/20/40	1,244,800	1,310,447
4.00% 10/20/41	214,098	225,384
4.00% 11/20/41	3,567,015	3,753,618
4.00% 12/20/41	1,478,903	1,556,204
4.00% 5/20/42	3,452,033	3,632,310
4.00% 8/20/42	1,556,714	1,638,101
4.00% 8/20/43	3,381,043	3,557,295
4.50% 7/20/41	5,450,848	5,876,169
4.50% 12/20/43	3,959,489	4,274,934
5.00% 4/20/43	3,155,730	3,445,251
GNMA II S.F. 30 yr TBA
3.00% 4/1/43	2,500,000	2,458,203
4.00% 4/1/43	2,000,000	2,101,562

Total Agency Mortgage-Backed Securities (Cost $677,596,398)		679,985,939

AGENCY OBLIGATIONS–3.71%
Fannie Mae
0.375% 12/21/15	1,100,000	1,101,113
0.50% 5/27/15	1,100,000	1,104,160
0.50% 7/2/15	1,500,000	1,505,801
0.50% 9/28/15	1,000,000	1,003,953
0.50% 10/22/15	250,000	250,733
0.50% 3/30/16	2,000,000	2,002,336
0.50% 5/20/16	1,500,000	1,496,955
0.52% 5/20/16	1,000,000	998,347
0.52% 5/27/16	125,000	124,916
0.875% 10/26/17	750,000	739,975
0.875% 12/20/17	500,000	492,073
0.875% 2/8/18	1,000,000	979,803
0.875% 5/21/18	1,750,000	1,704,372
0.90% 11/7/17	750,000	739,747
1.00% 8/21/17	100,000	99,299
1.00% 10/11/17	2,000,000	1,969,932
1.00% 5/21/18	100,000	97,830
1.625% 10/26/15	1,000,000	1,020,873
1.70% 10/4/19	125,000	123,327

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
1.75% 1/30/19	1,100,000	$1,098,066
1.875% 10/15/15	100,000	102,437
1.875% 9/18/18	1,000,000	1,010,939
2.375% 7/28/15	500,000	514,319
2.375% 4/11/16	2,000,000	2,076,708
3.40% 9/27/32	250,000	226,309
4.375% 10/15/15	1,000,000	1,062,646
4.875% 12/15/16	500,000	554,744
5.00% 4/15/15	1,500,000	1,575,103
5.00% 3/15/16	1,000,000	1,089,303
5.00% 2/13/17	1,000,000	1,116,821
5.00% 5/11/17	500,000	560,949
5.375% 6/12/17	600,000	680,028
5.625% 7/15/37	100,000	126,015
6.00% 4/18/36	100,000	109,600
6.25% 5/15/29	500,000	659,208
6.625% 11/15/30	300,000	413,373
7.125% 1/15/30	500,000	712,582
7.25% 5/15/30	500,000	722,754
8.95% 2/12/18	1,000,000	1,281,157
Federal Farm Credit Banks
1.50% 11/16/15	250,000	255,033
2.50% 6/20/22	125,000	120,807
4.875% 12/16/15	1,000,000	1,076,973
4.875% 1/17/17	300,000	333,066
5.125% 8/25/16	100,000	110,690
Federal Home Loan Banks
0.375% 8/28/15	1,500,000	1,502,527
0.375% 6/24/16	2,500,000	2,491,170
0.50% 11/20/15	2,500,000	2,505,713
1.125% 9/28/16	500,000	503,807
1.20% 11/21/18	750,000	728,676
2.125% 12/21/15	250,000	257,331
2.25% 9/8/17	500,000	517,907
2.875% 6/12/15	500,000	516,037
4.125% 3/13/20	400,000	442,474
4.625% 9/11/20	1,000,000	1,134,937
4.875% 5/17/17	200,000	223,875
5.00% 11/17/17	1,700,000	1,929,457
5.375% 5/18/16	2,000,000	2,207,482
5.375% 5/15/19	1,000,000	1,169,744
5.50% 7/15/36	300,000	367,659
Federal Home Loan Mortgage
0.50% 4/17/15	2,500,000	2,508,660
0.50% 8/28/15	500,000	501,338
0.50% 5/27/16	1,000,000	999,108
0.75% 1/12/18	1,000,000	978,025
0.85% 7/29/16	100,000	100,195
0.875% 10/14/16	1,100,000	1,103,321
0.875% 3/7/18	1,250,000	1,225,531
1.00% 6/29/17	1,000,000	997,161
1.25% 8/1/19	500,000	481,591

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
1.25% 10/2/19	1,000,000	$959,072
1.375% 5/1/20	2,600,000	2,481,203
1.75% 9/10/15	500,000	510,833
1.75% 5/30/19	500,000	496,094
2.00% 8/25/16	500,000	516,537
2.00% 7/30/19	100,000	99,917
2.375% 1/13/22	6,500,000	6,377,897
2.50% 5/27/16	500,000	521,458
3.75% 3/27/19	700,000	764,401
4.375% 7/17/15	1,000,000	1,053,847
4.75% 11/17/15	1,000,000	1,072,312
4.75% 1/19/16	750,000	809,616
4.875% 6/13/18	1,150,000	1,309,743
5.00% 2/16/17	500,000	558,551
5.00% 4/18/17	1,000,000	1,122,084
5.125% 11/17/17	250,000	284,500
5.25% 4/18/16	1,000,000	1,097,030
5.50% 8/23/17	500,000	571,985
5.625% 11/23/35	100,000	106,740
6.25% 7/15/32	750,000	1,004,077
6.75% 9/15/29	100,000	138,662
6.75% 3/15/31	300,000	417,659
Financing
9.40% 2/8/18	480,000	618,408
10.70% 10/6/17	150,000	197,531
Tennessee Valley Authority
3.875% 2/15/21	400,000	431,786
4.625% 9/15/60	150,000	147,416
4.65% 6/15/35	500,000	528,696
4.70% 7/15/33	200,000	213,635
4.875% 12/15/16	100,000	110,677
5.25% 9/15/39	225,000	255,726
5.375% 4/1/56	200,000	228,431
5.50% 7/18/17	100,000	114,101
5.88% 4/1/36	75,000	92,032
6.15% 1/15/38	100,000	126,300
7.125% 5/1/30	100,000	136,224

Total Agency Obligations (Cost $84,707,874)		86,014,082

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.67%
Banc of America Commercial Mortgage Trust
Series 2006-6 A3 5.369% 10/10/45	250,000	255,968
Series 2006-6 A4 5.356% 10/10/45	450,000	478,458
•Series 2007-2 A2 5.611% 4/10/49	31,165	31,533
•Series 2007-2 A4 5.601% 4/10/49	400,000	441,799
•Series 2007-3 A4 5.598% 6/10/49	200,000	220,310
Series 2007-5 A4 5.492% 2/10/51	25,000	27,208
Banc of America Merrill Lynch Commercial Mortgage Series 2005-4
A5A 4.933% 7/10/45	500,000	521,489

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PWR12 A4 5.712% 9/11/38	100,000	$108,853
Series 2006-PWR13 A4 5.54% 9/11/41	150,000	162,709
Series 2006-TOP24 A4 5.537% 10/12/41	989,303	1,080,420
•Series 2007-PWR16 A4 5.716% 6/11/40	250,000	279,662
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	559,237
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	404,010
•Series 2007-TOP28 AM 5.835% 9/11/42	1,075,000	1,207,422
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.694% 12/10/49	400,000	445,588
Series 2013-GC11 AS 3.422% 4/10/46	770,000	750,838
Series 2013-GC15 A1 1.378% 9/10/46	686,817	689,731
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.302% 1/15/46	650,000	692,448
Series 2006-CD3 A5 5.617% 10/15/48	500,000	541,487
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	434,049	476,464
Commerical Mortgage Pass Through Certificates
•¿Series 2005-C6 A5A 5.116% 6/10/44	249,083	259,931
•¿Series 2006-C7 A4 5.768% 6/10/46	572,633	621,658
•¿Series 2007-C9 A4 5.799% 12/10/49	500,000	561,611
•¿Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	970,562
Credit Suisse Commercial Mortgage Trust
•Series 2006-C3 A3 5.792% 6/15/38	999,991	1,083,640
•Series 2007-C3 A4 5.678% 6/15/39	178,261	194,106
•Series 2008-C1 A3 5.978% 2/15/41	200,000	224,680
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.309% 11/10/45	250,000	264,056
Series 2007-C1 A4 5.543% 12/10/49	725,000	791,128
Goldman Sachs Mortgage Securities II
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	106,799
•Series 2007-GG10 A4 5.819% 8/10/45	455,603	505,225
Greenwich Capital Commercial Funding
•Series 2006-GG7 A4 5.82% 7/10/38	488,887	531,379
Series 2007-GG11 A4 5.736% 12/10/49	100,000	111,381
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,566,367
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB13 AM 5.281% 1/12/43	500,000	529,075
•Series 2006-CB15 A4 5.814% 6/12/43	217,017	234,247
Series 2006-CB17 A4 5.429% 12/12/43	365,000	394,476
Series 2006-LDP8 A4 5.399% 5/15/45	991,216	1,073,198
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	987,024
Lehman Brothers-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	200,000	208,966

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Brothers-UBS Commercial Mortgage Trust (continued)
•Series 2006-C4 A4 5.833% 6/15/38	901,795	$982,806
Series 2006-C6 A4 5.372% 9/15/39	250,000	273,145
•Series 2007-C6 A4 5.858% 7/15/40	595,458	638,205
•Series 2007-C7 A3 5.866% 9/15/45	698,314	788,995
•Series 2008-C1 A2 6.139% 4/15/41	350,000	400,286
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 5.841% 6/12/50	255,000	283,703
Series 2008-C1 A4 5.69% 2/12/51	885,477	989,300
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 A3 5.172% 12/12/49	750,000	807,471
Series 2007-5 A4 5.378% 8/12/48	316,624	342,550
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,174,304
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 A2 3.085% 8/15/46	750,000	777,722
Series 2013-C9 A4 3.102% 5/15/46	725,000	700,673
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	466,084
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	536,541
•Series 2007-HQ12 A4 5.577% 4/12/49	200,000	209,960
•Series 2007-HQ12 A5 5.577% 4/12/49	250,000	272,435
•Series 2007-IQ15 A4 5.908% 6/11/49	246,193	274,375
Series 2007-IQ16 A4 5.809% 12/12/49	1,500,000	1,668,343
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,004,731
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C21 A4 5.24% 10/15/44	844,224	888,415
•Series 2006-C27 AM 5.795% 7/15/45	250,000	272,691
Series 2006-C29 AM 5.339% 11/15/48	750,000	816,683
•Series 2007-C32 A3 5.724% 6/15/49	200,000	220,460
•Series 2007-C33 A5 5.953% 2/15/51	500,000	560,820
Series 2007-C34 A3 5.678% 5/15/46	500,000	554,633
•Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B 4.304% 7/15/46	400,000	405,459
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	902,568
•Series 2013-C15 C 4.486% 8/15/46	1,000,000	999,985

Total Commercial Mortgage-Backed Securities (Cost $36,076,851)		38,808,486

CORPORATE BONDS–24.20%
Aerospace & Defense–0.36%
Boeing
4.875% 2/15/20	200,000	224,297
6.00% 3/15/19	100,000	117,798
6.125% 2/15/33	50,000	62,973
6.875% 3/15/39	100,000	138,568
Boeing Capital
2.125% 8/15/16	100,000	103,187

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Capital (continued)
4.70% 10/27/19	300,000	$335,144
Embraer Overseas 5.15% 6/15/22	50,000	52,000
General Dynamics
1.00% 11/15/17	100,000	98,233
2.25% 7/15/16	150,000	154,962
2.25% 11/15/22	250,000	230,993
Honeywell International
4.25% 3/1/21	50,000	54,594
5.00% 2/15/19	100,000	113,315
5.30% 3/1/18	100,000	113,742
5.375% 3/1/41	65,000	76,294
5.70% 3/15/36	150,000	180,093
5.70% 3/15/37	100,000	119,782
L-3 Communications
3.95% 11/15/16	100,000	106,515
4.75% 7/15/20	100,000	104,938
4.95% 2/15/21	100,000	107,261
Lockheed Martin
3.35% 9/15/21	100,000	102,123
4.07% 12/15/42	279,000	262,714
4.25% 11/15/19	200,000	215,980
4.85% 9/15/41	100,000	105,466
Northrop Grumman
1.75% 6/1/18	150,000	147,702
3.25% 8/1/23	350,000	335,803
3.50% 3/15/21	100,000	101,087
5.05% 11/15/40	100,000	105,106
Northrop Grumman Systems 7.75% 2/15/31	150,000	198,443
Precision Castparts
1.25% 1/15/18	200,000	196,812
2.50% 1/15/23	200,000	186,725
3.90% 1/15/43	50,000	46,705
Raytheon
2.50% 12/15/22	125,000	117,041
3.125% 10/15/20	200,000	202,344
4.40% 2/15/20	100,000	108,561
4.70% 12/15/41	200,000	210,165
6.40% 12/15/18	50,000	59,187
7.20% 8/15/27	100,000	129,251
Rockwell Collins
3.70% 12/15/23	150,000	152,402
4.80% 12/15/43	100,000	105,835
5.25% 7/15/19	50,000	55,958
United Technologies
1.80% 6/1/17	150,000	152,624
3.10% 6/1/22	409,000	409,007
4.50% 4/15/20	210,000	230,466
4.50% 6/1/42	400,000	408,942
4.875% 5/1/15	300,000	314,305

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
5.375% 12/15/17	150,000	$171,226
5.40% 5/1/35	200,000	230,861
6.05% 6/1/36	150,000	185,506
6.125% 2/1/19	250,000	294,871
6.125% 7/15/38	200,000	253,207

		8,291,114

Air Freight & Logistics–0.08%
FedEx
2.625% 8/1/22	55,000	51,361
3.875% 8/1/42	100,000	86,993
4.00% 1/15/24	120,000	122,241
4.10% 4/15/43	100,000	89,656
4.90% 1/15/34	60,000	61,835
8.00% 1/15/19	100,000	124,357
Hunt (J.B.) Transport Services 3.85% 3/15/24	150,000	150,003
United Parcel Service
2.45% 10/1/22	125,000	118,798
3.125% 1/15/21	350,000	359,387
3.625% 10/1/42	75,000	67,058
4.875% 11/15/40	55,000	59,423
5.125% 4/1/19	200,000	226,954
6.20% 1/15/38	255,000	322,640

		1,840,706

Airlines–0.07%
#♦American Airlines Pass Through Trust Series 2013-2 Class A 144A 4.95% 1/15/23	388,160	416,302
Continental Airlines Pass Through Trust
♦Series 2009-1 9.00% 7/8/16	154,995	177,470
♦Series 2010-1 Class A 4.75% 1/12/21	86,050	92,934
♦Series 2012-1 Class A 4.15% 4/11/24	243,848	249,334
Delta Air Lines Pass Through Trust
♦Series 2009-1 Class A 7.75% 12/17/19	66,311	77,584
♦Series 2010-1 Class A 6.20% 7/2/18	71,081	79,433
♦Series 2010-2 Class A 4.95% 5/23/19	77,427	84,395
♦Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	40,000	38,650
Southwest Airlines 5.125% 3/1/17	100,000	109,735
US Airways Pass Through Trust
♦Series 2012-1 Class A 5.90% 10/1/24	48,023	53,666
♦Series 2012-2 Class A 4.625% 6/3/25	99,657	104,390
♦Series 2013-1 Class A 3.95% 11/15/25	100,000	100,750

		1,584,643

Auto Components–0.04%
Delphi 5.00% 2/15/23	600,000	637,500
Johnson Controls
4.25% 3/1/21	60,000	64,380

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Johnson Controls (continued)
5.00% 3/30/20	100,000	$111,145
5.50% 1/15/16	100,000	108,109
5.70% 3/1/41	70,000	79,103

		1,000,237

Automobiles–0.06%
Daimler Finance North America
8.50% 1/18/31	200,000	297,807
Ford Motor
4.75% 1/15/43	400,000	388,300
7.45% 7/16/31	250,000	321,633
Toyota Motor Credit 2.10% 1/17/19	350,000	349,100

		1,356,840

Beverages–0.56%
Anheuser-Busch 6.45% 9/1/37	100,000	129,227
Anheuser-Busch InBev Finance
1.125% 1/27/17	250,000	250,145
1.25% 1/17/18	250,000	246,281
2.625% 1/17/23	150,000	141,234
4.00% 1/17/43	100,000	93,639
4.625% 2/1/44	550,000	566,600
Anheuser-Busch InBev Worldwide
0.80% 7/15/15	250,000	250,910
1.375% 7/15/17	250,000	250,569
2.50% 7/15/22	450,000	425,671
2.875% 2/15/16	45,000	46,773
3.625% 4/15/15	100,000	103,190
3.75% 7/15/42	136,000	121,748
4.375% 2/15/21	30,000	32,796
5.375% 1/15/20	400,000	459,773
6.375% 1/15/40	200,000	257,550
7.75% 1/15/19	500,000	620,009
8.20% 1/15/39	200,000	304,549
Beam
1.75% 6/15/18	250,000	243,673
5.375% 1/15/16	9,000	9,627
Bottling Group
5.125% 1/15/19	200,000	225,868
5.50% 4/1/16	250,000	273,176
Brown-Forman
1.00% 1/15/18	250,000	242,926
2.50% 1/15/16	100,000	103,085
3.75% 1/15/43	125,000	111,597
Coca-Cola
1.50% 11/15/15	300,000	304,799
1.65% 3/14/18	250,000	248,704
1.80% 9/1/16	245,000	250,986
2.45% 11/1/20	500,000	493,205
3.15% 11/15/20	170,000	174,536

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola(continued)
3.30% 9/1/21	250,000	$257,305
5.35% 11/15/17	150,000	171,542
Coca-Cola Enterprises
3.50% 9/15/20	100,000	102,577
4.50% 9/1/21	200,000	214,987
Coca-Cola Femsa
2.375% 11/26/18	200,000	200,300
3.875% 11/26/23	200,000	201,303
Diageo Capital
0.625% 4/29/16	300,000	298,769
1.50% 5/11/17	125,000	125,934
2.625% 4/29/23	350,000	326,901
3.875% 4/29/43	30,000	27,517
4.828% 7/15/20	100,000	111,323
5.50% 9/30/16	100,000	111,401
5.75% 10/23/17	100,000	114,684
5.875% 9/30/36	100,000	120,105
Diageo Finance 5.30% 10/28/15	100,000	107,355
Diageo Investment 8.00% 9/15/22	100,000	132,589
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	62,801
2.90% 1/15/16	200,000	207,402
6.82% 5/1/18	100,000	117,170
Fomento Economico Mexicano
2.875% 5/10/23	150,000	138,253
4.375% 5/10/43	200,000	175,409
Molson Coors Brewing 5.00% 5/1/42	250,000	261,977
PepsiCo
0.70% 8/13/15	300,000	300,792
0.70% 2/26/16	187,000	186,806
1.25% 8/13/17	100,000	99,823
2.75% 3/1/23	250,000	237,419
3.00% 8/25/21	100,000	100,796
3.125% 11/1/20	250,000	255,353
3.60% 3/1/24	179,000	179,598
3.60% 8/13/42	250,000	217,725
4.00% 3/5/42	100,000	92,979
4.50% 1/15/20	100,000	109,819
4.875% 11/1/40	100,000	106,081
5.00% 6/1/18	150,000	168,219
5.50% 1/15/40	150,000	171,962
7.90% 11/1/18	200,000	251,304

		13,049,126

Biotechnology–0.20%
Amgen
2.125% 5/15/17	250,000	255,093
2.30% 6/15/16	150,000	154,381
2.50% 11/15/16	100,000	103,404
3.625% 5/15/22	100,000	101,615
3.875% 11/15/21	200,000	208,940

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
4.10% 6/15/21	100,000	$105,956
4.50% 3/15/20	150,000	162,375
5.15% 11/15/41	250,000	258,505
5.375% 5/15/43	200,000	214,491
5.65% 6/15/42	200,000	222,553
5.75% 3/15/40	200,000	225,731
6.15% 6/1/18	250,000	291,147
6.375% 6/1/37	100,000	120,897
6.40% 2/1/39	50,000	60,939
6.90% 6/1/38	150,000	191,671
Biogen Idec 6.875% 3/1/18	100,000	117,810
Celgene
2.30% 8/15/18	143,000	143,255
3.25% 8/15/22	250,000	244,085
3.95% 10/15/20	100,000	104,651
4.00% 8/15/23	100,000	101,723
Genentech
4.75% 7/15/15	100,000	105,369
5.25% 7/15/35	50,000	56,194
Genzyme 5.00% 6/15/20	100,000	112,157
Gilead Sciences
4.40% 12/1/21	200,000	216,417
4.50% 4/1/21	100,000	109,669
4.80% 4/1/44	400,000	413,403
5.65% 12/1/41	250,000	287,427

		4,689,858

Building Products–0.03%
CRH America
6.00% 9/30/16	150,000	166,818
8.125% 7/15/18	125,000	152,778
Owens Corning
4.20% 12/15/22	212,000	210,625
7.00% 12/1/36	100,000	111,875

		642,096

Capital Markets–2.28%
Affiliated Managers Group 4.25% 2/15/24	100,000	100,803
Ameriprise Financial
5.30% 3/15/20	200,000	227,149
7.30% 6/28/19	200,000	245,436
Ares Capital 4.875% 11/30/18	100,000	103,393
Bank of New York Mellon
0.70% 3/4/16	150,000	149,814
f1.969% 6/20/17	250,000	255,215
2.10% 8/1/18	500,000	501,485
2.10% 1/15/19	200,000	199,035
2.30% 7/28/16	200,000	206,809
3.55% 9/23/21	200,000	207,520
3.95% 11/18/25	100,000	103,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
4.15% 2/1/21	100,000	$108,144
5.45% 5/15/19	100,000	114,308
Bear Stearns
4.65% 7/2/18	100,000	109,596
5.30% 10/30/15	200,000	213,746
5.55% 1/22/17	300,000	332,838
7.25% 2/1/18	300,000	357,424
BlackRock
1.375% 6/1/15	300,000	302,912
3.375% 6/1/22	150,000	152,198
5.00% 12/10/19	100,000	112,964
6.25% 9/15/17	100,000	115,824
China Development Bank 5.00% 10/15/15	100,000	105,808
Comerica Bank 5.75% 11/21/16	100,000	111,827
Credit Suisse USA
5.125% 8/15/15	400,000	423,888
5.375% 3/2/16	250,000	271,054
5.85% 8/16/16	100,000	111,440
Deutsche Bank
1.40% 2/13/17	300,000	300,218
3.25% 1/11/16	200,000	208,405
•4.296% 5/24/28	200,000	188,799
6.00% 9/1/17	500,000	569,633
Export-Import Bank of Korea
1.25% 11/20/15	200,000	201,695
3.75% 10/20/16	200,000	213,359
4.00% 1/11/17	100,000	108,253
4.00% 1/29/21	100,000	105,651
4.125% 9/9/15	100,000	104,858
5.00% 4/11/22	250,000	281,094
5.125% 6/29/20	100,000	112,314
Franklin Resources 4.625% 5/20/20	100,000	110,589
Goldman Sachs Capital I 6.345% 2/15/34	500,000	519,167
Goldman Sachs Group
1.60% 11/23/15	400,000	404,314
2.375% 1/22/18	500,000	503,778
2.625% 1/31/19	1,000,000	998,562
2.90% 7/19/18	300,000	306,246
3.30% 5/3/15	300,000	308,188
3.625% 2/7/16	300,000	314,325
3.625% 1/22/23	450,000	443,494
3.70% 8/1/15	700,000	726,136
5.25% 7/27/21	400,000	443,475
5.35% 1/15/16	150,000	161,377
5.375% 3/15/20	200,000	223,434
5.625% 1/15/17	500,000	552,341
5.75% 10/1/16	200,000	221,748
5.75% 1/24/22	750,000	851,797
5.95% 1/18/18	200,000	226,692

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
5.95% 1/15/27	200,000	$217,980
6.00% 6/15/20	500,000	574,909
6.125% 2/15/33	250,000	290,415
6.15% 4/1/18	500,000	572,109
6.25% 9/1/17	300,000	342,858
6.25% 2/1/41	255,000	303,866
6.45% 5/1/36	100,000	111,354
6.75% 10/1/37	800,000	919,281
7.50% 2/15/19	825,000	999,120
Invesco Finance 4.00% 1/30/24	500,000	510,973
Jefferies Group
5.125% 1/20/23	150,000	157,932
6.25% 1/15/36	100,000	101,818
8.50% 7/15/19	200,000	246,790
KFW
0.50% 9/30/15	900,000	902,135
0.50% 4/19/16	650,000	650,070
0.625% 4/24/15	1,000,000	1,006,254
0.75% 3/17/17	1,000,000	994,064
0.875% 9/5/17	350,000	346,427
1.00% 6/11/18	1,000,000	980,039
1.25% 10/26/15	500,000	506,897
1.25% 2/15/17	750,000	756,697
2.00% 6/1/16	700,000	721,768
2.00% 10/4/22	700,000	658,683
2.125% 1/17/23	1,000,000	943,457
2.625% 2/16/16	700,000	728,397
2.625% 1/25/22	400,000	397,084
2.75% 9/8/20	500,000	510,639
4.00% 1/27/20	750,000	822,773
^4.188% 4/18/36	200,000	87,972
^4.297% 6/29/37	500,000	211,315
4.375% 3/15/18	350,000	389,458
4.50% 7/16/18	300,000	335,992
4.875% 1/17/17	500,000	554,701
4.875% 6/17/19	500,000	571,580
5.125% 3/14/16	600,000	654,210
Korea Development Bank
3.00% 3/17/19	500,000	512,795
3.25% 3/9/16	200,000	209,202
3.50% 8/22/17	250,000	265,198
3.875% 5/4/17	200,000	214,270
4.00% 9/9/16	100,000	106,709
Korea Finance
2.25% 8/7/17	250,000	254,911
3.25% 9/20/16	100,000	105,237
Lazard Group 4.25% 11/14/20	106,000	109,978
Legg Mason 5.625% 1/15/44	100,000	102,990
Lloyds TSB Bank
2.30% 11/27/18	250,000	250,027
6.375% 1/21/21	300,000	360,837

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Merrill Lynch
6.11% 1/29/37	200,000	$224,394
6.40% 8/28/17	200,000	229,774
6.875% 4/25/18	800,000	944,301
6.875% 11/15/18	300,000	357,799
7.75% 5/14/38	200,000	264,550
Morgan Stanley
1.75% 2/25/16	650,000	658,693
2.125% 4/25/18	300,000	299,633
2.50% 1/24/19	250,000	249,585
3.45% 11/2/15	200,000	207,712
3.75% 2/25/23	500,000	497,763
4.00% 7/24/15	100,000	104,095
4.10% 5/22/23	350,000	347,106
4.75% 3/22/17	250,000	273,023
4.875% 11/1/22	250,000	263,157
5.00% 11/24/25	175,000	180,458
5.375% 10/15/15	200,000	213,296
5.45% 1/9/17	300,000	331,870
5.50% 1/26/20	200,000	225,841
5.50% 7/28/21	300,000	339,479
5.55% 4/27/17	350,000	390,719
5.625% 9/23/19	350,000	398,573
5.75% 10/18/16	200,000	222,099
5.75% 1/25/21	650,000	745,570
5.95% 12/28/17	300,000	342,749
6.00% 4/28/15	300,000	316,761
6.25% 8/9/26	100,000	118,851
6.375% 7/24/42	850,000	1,040,640
6.625% 4/1/18	500,000	583,401
7.25% 4/1/32	100,000	130,722
7.30% 5/13/19	300,000	364,236
fMurray Street Investment Trust I
4.647% 3/9/17	300,000	324,263
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,602
Nomura Holdings
2.00% 9/13/16	150,000	151,956
2.75% 3/19/19	100,000	99,510
4.125% 1/19/16	300,000	315,554
6.70% 3/4/20	83,000	97,390
Northern Trust
3.45% 11/4/20	100,000	105,445
3.95% 10/30/25	250,000	252,093
Oesterreichische Kontrollbank
1.125% 7/6/15	300,000	303,017
1.125% 5/29/18	350,000	344,691
2.00% 6/3/16	300,000	308,927
4.875% 2/16/16	200,000	216,248
Raymond James Financial
8.60% 8/15/19	200,000	253,334
Rentenbank
1.00% 4/4/18	500,000	490,629

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Rentenbank (continued)
1.375% 10/23/19	300,000	$288,992
1.75% 4/15/19	125,000	124,149
2.375% 9/13/17	300,000	311,712
2.50% 2/15/16	200,000	207,523
3.125% 7/15/15	200,000	207,098
5.125% 2/1/17	400,000	446,550
Schwab (Charles)
0.85% 12/4/15	200,000	200,809
3.225% 9/1/22	100,000	98,228
4.45% 7/22/20	100,000	109,309

		52,753,622

Chemicals–0.47%
Agrium
3.15% 10/1/22	100,000	94,625
6.125% 1/15/41	245,000	279,827
6.75% 1/15/19	100,000	117,776
Air Products & Chemicals
2.00% 8/2/16	55,000	56,488
4.375% 8/21/19	50,000	54,676
Airgas 2.90% 11/15/22	150,000	140,372
Cabot 5.00% 10/1/16	50,000	54,481
Cameron International
1.15% 12/15/16	63,000	62,908
4.00% 12/15/23	100,000	100,473
5.125% 12/15/43	56,000	56,368
CF Industries
3.45% 6/1/23	38,000	36,694
4.95% 6/1/43	38,000	37,075
5.15% 3/15/34	450,000	464,140
7.125% 5/1/20	200,000	238,092
Dow Chemical
2.50% 2/15/16	260,000	268,024
3.00% 11/15/22	150,000	142,850
4.25% 11/15/20	200,000	212,164
4.375% 11/15/42	400,000	370,686
5.25% 11/15/41	100,000	104,890
5.70% 5/15/18	197,000	224,102
7.375% 11/1/29	125,000	162,541
8.55% 5/15/19	355,000	455,048
9.40% 5/15/39	100,000	158,490
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	284,117
3.625% 1/15/21	100,000	105,002
4.15% 2/15/43	100,000	95,600
4.25% 4/1/21	150,000	162,940
5.25% 12/15/16	25,000	27,855
5.75% 3/15/19	100,000	115,766
6.00% 7/15/18	200,000	233,065
6.50% 1/15/28	150,000	187,258

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical
3.60% 8/15/22	225,000	$223,716
4.80% 9/1/42	250,000	247,652
5.50% 11/15/19	100,000	112,795
Ecolab
3.00% 12/8/16	250,000	262,137
4.35% 12/8/21	200,000	215,553
FMC
3.95% 2/1/22	100,000	102,240
4.10% 2/1/24	100,000	101,991
International Flavors & Fragrances 3.20% 5/1/23	50,000	47,716
Lubrizol 8.875% 2/1/19	150,000	193,966
LYB International Finance 4.00% 7/15/23	200,000	204,363
LyondellBasell Industries
5.00% 4/15/19	500,000	557,355
6.00% 11/15/21	350,000	410,614
Monsanto
2.20% 7/15/22	100,000	92,984
2.75% 4/15/16	100,000	104,018
3.60% 7/15/42	125,000	111,487
5.125% 4/15/18	25,000	28,058
5.875% 4/15/38	50,000	60,442
Mosaic
4.25% 11/15/23	125,000	128,482
5.45% 11/15/33	104,000	112,786
5.625% 11/15/43	200,000	215,587
NewMarket 4.10% 12/15/22	50,000	49,280
Potash
3.625% 3/15/24	200,000	198,765
3.75% 9/30/15	300,000	313,806
4.875% 3/30/20	10,000	11,046
6.50% 5/15/19	145,000	171,113
PPG Industries
1.90% 1/15/16	100,000	101,756
3.60% 11/15/20	100,000	101,729
7.70% 3/15/38	96,000	131,431
Praxair
1.05% 11/7/17	175,000	171,627
1.25% 11/7/18	100,000	96,353
2.20% 8/15/22	100,000	92,434
2.70% 2/21/23	100,000	95,415
4.05% 3/15/21	100,000	105,920
4.50% 8/15/19	100,000	110,531
Rohm & Haas 7.85% 7/15/29	150,000	198,753
RPM International 6.125% 10/15/19	100,000	113,065
Syngenta Finance 3.125% 3/28/22	100,000	99,131
Valspar 7.25% 6/15/19	50,000	59,954
Westlake Chemical 3.60% 7/15/22	50,000	48,498

		10,908,942

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–2.05%
Abbey National Treasury Services
3.05% 8/23/18	250,000	$257,655
4.00% 4/27/16	150,000	159,069
American Express Bank 6.00% 9/13/17	250,000	287,318
American Express Centurion Bank
5.95% 6/12/17	100,000	113,634
6.00% 9/13/17	100,000	114,964
Australia & New Zealand Banking Group
0.90% 2/12/16	250,000	251,129
1.45% 5/15/18	250,000	244,119
Banco do Brasil 3.875% 10/10/22	300,000	279,750
BanColombia
4.25% 1/12/16	100,000	104,750
5.95% 6/3/21	200,000	214,500
Bank of America North America 6.00% 10/15/36	400,000	478,607
Bank of Montreal
1.30% 7/15/16	194,000	195,727
1.45% 4/9/18	500,000	493,315
2.50% 1/11/17	300,000	310,901
2.55% 11/6/22	300,000	283,511
Bank of Nova Scotia
0.95% 3/15/16	100,000	100,648
1.10% 12/13/16	400,000	401,963
1.375% 7/15/16	200,000	202,119
1.375% 12/18/17	150,000	148,607
1.45% 4/25/18	250,000	245,367
2.05% 10/7/15	200,000	204,462
2.55% 1/12/17	300,000	311,404
Bank One 8.00% 4/29/27	100,000	131,151
Barclays Bank
3.90% 4/7/15	150,000	155,156
5.00% 9/22/16	400,000	438,260
5.125% 1/8/20	250,000	280,214
5.14% 10/14/20	200,000	212,320
BB&T
2.05% 6/19/18	350,000	350,467
3.20% 3/15/16	200,000	208,832
3.95% 4/29/16	100,000	106,279
4.90% 6/30/17	100,000	109,538
5.20% 12/23/15	100,000	107,214
BBVA US Senior 4.664% 10/9/15	300,000	315,176
BNP Paribas
2.375% 9/14/17	250,000	256,270
2.70% 8/20/18	300,000	306,271
3.25% 3/3/23	500,000	486,393
3.60% 2/23/16	400,000	420,064
5.00% 1/15/21	300,000	333,464
BPCE
1.70% 4/25/16	250,000	252,413
2.50% 12/10/18	250,000	251,468

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Branch Banking & Trust
1.45% 10/3/16	250,000	$252,970
2.30% 10/15/18	250,000	252,045
Canadian Imperial Bank of Commerce
1.35% 7/18/16	200,000	202,013
1.55% 1/23/18	200,000	198,047
2.35% 12/11/15	150,000	154,425
Comerica 3.00% 9/16/15	100,000	103,355
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	253,494
2.25% 3/13/19	250,000	249,110
2.50% 9/20/18	200,000	203,164
Compass Bank 6.40% 10/1/17	100,000	110,504
Credit Suisse New York
4.375% 8/5/20	200,000	216,282
5.30% 8/13/19	100,000	113,767
6.00% 2/15/18	500,000	572,913
Discover Bank
2.00% 2/21/18	250,000	249,102
4.20% 8/8/23	250,000	256,816
Fifth Third Bancorp
3.50% 3/15/22	200,000	201,104
3.625% 1/25/16	200,000	209,933
4.30% 1/16/24	250,000	253,954
5.45% 1/15/17	100,000	110,484
8.25% 3/1/38	100,000	141,704
Fifth Third Bank 1.15% 11/18/16	300,000	301,123
First Horizon National 5.375% 12/15/15	150,000	159,651
HSBC Bank USA
1.625% 1/16/18	500,000	496,326
5.00% 9/27/20	300,000	327,598
5.625% 8/15/35	250,000	276,608
5.875% 11/1/34	100,000	113,654
7.00% 1/15/39	100,000	129,573
HSBC Holdings
4.00% 3/30/22	500,000	520,149
4.25% 3/14/24	300,000	300,974
5.10% 4/5/21	300,000	335,930
5.25% 3/14/44	250,000	253,746
6.10% 1/14/42	200,000	244,919
6.50% 5/2/36	200,000	236,210
6.50% 9/15/37	200,000	237,394
6.80% 6/1/38	200,000	246,547
Intesa Sanpaolo
3.875% 1/16/18	300,000	310,772
3.875% 1/15/19	600,000	610,959
KeyBank
1.65% 2/1/18	250,000	248,374
5.45% 3/3/16	100,000	108,437
KeyCorp
3.75% 8/13/15	100,000	103,936
5.10% 3/24/21	300,000	335,356

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Manufacturers & Traders Trust 2.30% 1/30/19	250,000	$249,582
National Australia Bank
1.60% 8/7/15	250,000	253,527
3.00% 1/20/23	500,000	476,465
National Bank of Canada 1.50% 6/26/15	250,000	252,985
National City 6.875% 5/15/19	100,000	118,580
PNC Bank
1.15% 11/1/16	269,000	269,826
1.30% 10/3/16	250,000	251,876
2.70% 11/1/22	250,000	235,297
4.20% 11/1/25	1,000,000	1,027,624
6.875% 4/1/18	150,000	174,946
PNC Funding
2.70% 9/19/16	200,000	207,994
3.30% 3/8/22	300,000	302,494
5.125% 2/8/20	100,000	112,706
5.25% 11/15/15	200,000	213,645
6.70% 6/10/19	150,000	180,891
Rabobank
1.70% 3/19/18	250,000	248,228
2.125% 10/13/15	200,000	204,832
2.25% 1/14/19	300,000	299,502
3.375% 1/19/17	400,000	424,358
3.875% 2/8/22	250,000	259,343
3.95% 11/9/22	250,000	248,741
4.50% 1/11/21	150,000	162,548
4.625% 12/1/23	350,000	360,869
5.25% 5/24/41	150,000	162,544
Regions Financial 2.00% 5/15/18	250,000	245,266
Royal Bank of Canada
0.625% 12/4/15	250,000	250,249
0.80% 10/30/15	150,000	150,575
1.20% 1/23/17	250,000	250,186
1.20% 9/19/17	350,000	347,844
1.45% 9/9/16	750,000	759,450
2.15% 3/15/19	200,000	198,913
2.20% 7/27/18	150,000	151,131
2.30% 7/20/16	100,000	103,326
2.625% 12/15/15	100,000	103,411
2.875% 4/19/16	200,000	208,585
Royal Bank of Scotland
3.95% 9/21/15	200,000	208,464
4.375% 3/16/16	300,000	319,079
5.625% 8/24/20	150,000	169,607
Royal Bank of Scotland Group
1.875% 3/31/17	200,000	200,296
2.55% 9/18/15	101,000	103,179
6.40% 10/21/19	300,000	346,206
Societe Generale 2.75% 10/12/17	150,000	154,510
Sumitomo Mitsui Banking
1.30% 1/10/17	250,000	250,169

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Sumitomo Mitsui Banking (continued)
1.35% 7/18/15	250,000	$252,230
1.80% 7/18/17	250,000	251,564
2.45% 1/10/19	300,000	303,094
2.50% 7/19/18	250,000	254,513
3.20% 7/18/22	250,000	246,772
SunTrust Bank
1.35% 2/15/17	200,000	200,201
5.00% 9/1/15	239,000	252,238
7.25% 3/15/18	200,000	235,091
SVB Financial Group 5.375% 9/15/20	150,000	166,920
Svenska Handelsbanken
1.625% 3/21/18	250,000	246,757
2.50% 1/25/19	250,000	252,301
3.125% 7/12/16	200,000	209,614
Toronto-Dominion Bank
1.40% 4/30/18	350,000	344,297
1.50% 9/9/16	200,000	203,099
2.50% 7/14/16	200,000	207,690
2.625% 9/10/18	100,000	102,526
U.S. Bancorp
1.65% 5/15/17	150,000	151,942
1.95% 11/15/18	200,000	199,502
2.20% 11/15/16	200,000	206,567
2.45% 7/27/15	200,000	205,071
2.95% 7/15/22	200,000	192,711
3.00% 3/15/22	150,000	148,955
UBS
4.875% 8/4/20	345,000	382,555
5.75% 4/25/18	350,000	399,527
5.875% 7/15/16	200,000	220,825
5.875% 12/20/17	475,000	544,703
Union Bank
2.625% 9/26/18	250,000	254,995
3.00% 6/6/16	250,000	261,474
Wachovia
5.50% 8/1/35	150,000	163,888
5.625% 10/15/16	100,000	111,021
5.75% 2/1/18	600,000	687,590
Wachovia Bank
5.85% 2/1/37	450,000	543,277
6.00% 11/15/17	300,000	345,926
6.60% 1/15/38	450,000	594,157
Wells Fargo
1.25% 7/20/16	800,000	807,170
1.50% 7/1/15	500,000	505,975
1.50% 1/16/18	250,000	247,841
2.15% 1/15/19	187,000	186,773
3.45% 2/13/23	250,000	243,105
3.50% 3/8/22	300,000	306,691
3.625% 4/15/15	400,000	413,000

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Wells Fargo (continued)
f3.676% 6/15/16	750,000	$795,679
4.125% 8/15/23	300,000	304,080
4.60% 4/1/21	350,000	385,806
5.375% 11/2/43	175,000	185,042
5.625% 12/11/17	150,000	171,240
Wells Fargo Capital X 5.95% 12/15/36	100,000	100,500
Westpac Banking
1.05% 11/25/16	350,000	349,862
1.125% 9/25/15	200,000	201,498
1.60% 1/12/18	250,000	248,393
2.00% 8/14/17	250,000	254,299
2.25% 7/30/18	100,000	100,713
2.25% 1/17/19	150,000	149,480
3.00% 8/4/15	300,000	309,831
4.875% 11/19/19	250,000	278,116

		47,436,427

Commercial Services & Supplies–0.08%
Avery Dennison 5.375% 4/15/20	50,000	51,737
Cintas
2.85% 6/1/16	100,000	103,346
4.30% 6/1/21	60,000	64,194
Pitney Bowes
4.75% 1/15/16	100,000	106,143
4.75% 5/15/18	200,000	213,561
Republic Services
3.80% 5/15/18	100,000	106,115
4.75% 5/15/23	100,000	106,865
5.25% 11/15/21	100,000	111,967
5.50% 9/15/19	299,000	339,433
5.70% 5/15/41	50,000	57,188
Waste Management
6.125% 11/30/39	200,000	242,858
7.00% 7/15/28	125,000	159,346
7.375% 3/11/19	100,000	120,674
7.75% 5/15/32	100,000	138,718

		1,922,145

Communications Equipment–0.16%
Cisco Systems
1.10% 3/3/17	570,000	571,570
2.90% 3/4/21	115,000	115,118
3.625% 3/4/24	100,000	101,043
4.45% 1/15/20	300,000	329,671
4.95% 2/15/19	450,000	506,883
5.50% 2/22/16	430,000	469,838
5.50% 1/15/40	200,000	228,618
5.90% 2/15/39	300,000	357,348
Ericsson 4.125% 5/15/22	250,000	255,807
Harris
5.95% 12/1/17	150,000	170,505

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Harris (continued)
6.375% 6/15/19	35,000	$40,452
Juniper Networks
4.60% 3/15/21	100,000	104,537
5.95% 3/15/41	100,000	101,603
Motorola Solutions
3.50% 3/1/23	100,000	95,777
6.00% 11/15/17	150,000	171,598

		3,620,368

Computers & Peripherals–0.28%
Apple
0.45% 5/3/16	200,000	199,441
1.00% 5/3/18	750,000	727,735
2.40% 5/3/23	822,000	763,756
3.85% 5/4/43	350,000	311,673
EMC
1.875% 6/1/18	250,000	250,082
2.65% 6/1/20	300,000	299,038
3.375% 6/1/23	250,000	246,993
Hewlett-Packard
2.125% 9/13/15	250,000	254,983
2.60% 9/15/17	425,000	438,284
3.00% 9/15/16	150,000	156,703
3.30% 12/9/16	300,000	315,727
4.30% 6/1/21	200,000	209,411
4.375% 9/15/21	150,000	157,141
4.65% 12/9/21	350,000	370,857
5.50% 3/1/18	200,000	225,750
6.00% 9/15/41	305,000	335,169
Lexmark International 5.125% 3/15/20	100,000	104,627
#Seagate HDD Cayman 144A 3.75% 11/15/18	600,000	619,500
Texas Instruments 2.75% 3/12/21	200,000	198,879
Xilinx 3.00% 3/15/21	200,000	198,639

		6,384,388

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	243,553
4.375% 5/8/42	187,000	187,079
Leucadia National 5.50% 10/18/23	200,000	208,754
URS 5.00% 4/1/22	100,000	99,031

		738,417

Consumer Finance–0.74%
American Express
1.55% 5/22/18	250,000	245,685
2.65% 12/2/22	115,000	109,461
4.05% 12/3/42	135,000	124,424
6.15% 8/28/17	300,000	346,062
•6.80% 9/1/66	100,000	109,945

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express (continued)
7.00% 3/19/18	100,000	$118,712
8.125% 5/20/19	100,000	127,108
American Express Credit
1.30% 7/29/16	500,000	504,181
1.75% 6/12/15	250,000	253,543
2.125% 7/27/18	500,000	502,845
2.375% 3/24/17	150,000	155,476
2.75% 9/15/15	200,000	206,154
2.80% 9/19/16	200,000	208,705
American Honda Finance 2.125% 10/10/18	200,000	201,019
Capital One Bank
2.25% 2/13/19	250,000	248,439
8.80% 7/15/19	200,000	256,989
Capital One Financial
3.15% 7/15/16	60,000	62,786
3.50% 6/15/23	600,000	589,341
4.75% 7/15/21	100,000	109,726
6.15% 9/1/16	100,000	111,664
Caterpillar Financial Services
1.35% 9/6/16	500,000	505,564
2.05% 8/1/16	125,000	128,639
2.45% 9/6/18	250,000	254,670
2.65% 4/1/16	100,000	103,805
5.50% 3/15/16	200,000	217,926
7.15% 2/15/19	200,000	244,758
Discover Financial Services 5.20% 4/27/22	100,000	107,279
Ford Motor Credit
1.70% 5/9/16	200,000	202,337
2.375% 1/16/18	250,000	252,335
2.375% 3/12/19	200,000	198,691
2.75% 5/15/15	1,000,000	1,020,672
3.00% 6/12/17	250,000	259,862
3.984% 6/15/16	250,000	265,035
4.207% 4/15/16	250,000	265,081
5.00% 5/15/18	500,000	552,381
5.75% 2/1/21	200,000	228,725
5.875% 8/2/21	750,000	864,284
7.00% 4/15/15	200,000	212,810
HSBC Finance
5.00% 6/30/15	500,000	525,089
6.676% 1/15/21	323,000	377,447
•HSBC Finance Capital Trust IX 5.911% 11/30/35	200,000	208,750
Huntington Bancshares 2.60% 8/2/18	250,000	251,940
John Deere Capital
0.875% 4/17/15	100,000	100,589
0.95% 6/29/15	250,000	251,713
1.05% 10/11/16	100,000	100,411

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
John Deere Capital (continued)
1.05% 12/15/16	150,000	$150,739
1.70% 1/15/20	350,000	335,618
2.25% 6/7/16	100,000	103,355
2.25% 4/17/19	200,000	200,412
2.80% 3/4/21	200,000	198,635
5.50% 4/13/17	150,000	167,315
Paccar Financial
0.70% 11/16/15	150,000	150,374
1.15% 8/16/16	150,000	150,965
1.60% 3/15/17	100,000	100,854
Toyota Motor Credit
0.80% 5/17/16	100,000	100,430
0.875% 7/17/15	150,000	150,905
1.25% 10/5/17	250,000	247,925
1.75% 5/22/17	150,000	152,281
2.00% 9/15/16	250,000	256,802
2.80% 1/11/16	200,000	207,906
3.20% 6/17/15	200,000	206,469
3.30% 1/12/22	400,000	404,665
3.40% 9/15/21	200,000	206,121
US Bancorp
3.442% 2/1/16	1,000,000	1,044,341
3.70% 1/30/24	250,000	253,897

		17,083,067

Containers & Packaging–0.05%
Bemis
4.50% 10/15/21	300,000	316,593
6.80% 8/1/19	10,000	11,881
Domtar 6.75% 2/15/44	100,000	111,467
Packaging Corporation of America
3.90% 6/15/22	50,000	50,000
4.50% 11/1/23	150,000	155,563
Rock-Tenn 4.90% 3/1/22	200,000	214,207
Sonoco Products
4.375% 11/1/21	100,000	103,653
5.75% 11/1/40	100,000	112,053

		1,075,417

Diversified Consumer Services–0.05%
Cornell University 5.45% 2/1/19	200,000	229,053
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	246,463
President and Fellows of Harvard College 3.619% 10/1/37	72,000	65,609
Princeton University
4.95% 3/1/19	100,000	112,708
5.70% 3/1/39	50,000	60,315
Stanford University
4.25% 5/1/16	100,000	106,869
4.75% 5/1/19	250,000	279,109

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
Trustees of Dartmouth College 4.75% 6/1/19	50,000	$55,911
Vanderbilt University 5.25% 4/1/19	50,000	56,653

		1,212,690

Diversified Financial Services–2.12%
Air Lease
3.375% 1/15/19	250,000	254,687
3.875% 4/1/21	125,000	125,625
Bank of America
1.125% 11/14/16	300,000	299,383
1.25% 2/14/17	650,000	647,744
1.35% 11/21/16	200,000	200,438
1.50% 10/9/15	400,000	403,697
2.00% 1/11/18	500,000	499,515
2.60% 1/15/19	543,000	545,752
3.30% 1/11/23	1,000,000	965,903
3.70% 9/1/15	200,000	207,934
3.75% 7/12/16	500,000	529,043
3.875% 3/22/17	250,000	266,850
4.00% 4/1/24	175,000	175,151
4.10% 7/24/23	350,000	355,695
4.50% 4/1/15	300,000	311,320
4.75% 8/1/15	100,000	105,130
5.00% 5/13/21	350,000	386,508
5.00% 1/21/44	200,000	204,974
5.25% 12/1/15	200,000	212,954
5.30% 3/15/17	650,000	715,783
5.625% 10/14/16	400,000	442,240
5.625% 7/1/20	250,000	284,867
5.65% 5/1/18	500,000	565,738
5.75% 12/1/17	550,000	623,199
5.875% 1/5/21	250,000	288,857
5.875% 2/7/42	218,000	252,992
6.00% 9/1/17	500,000	567,677
6.50% 8/1/16	200,000	224,134
7.625% 6/1/19	300,000	369,637
BP Capital Markets
0.70% 11/6/15	150,000	150,273
1.375% 11/6/17	150,000	149,535
1.375% 5/10/18	150,000	146,984
1.846% 5/5/17	150,000	152,454
2.237% 5/10/19	400,000	398,097
2.241% 9/26/18	100,000	100,871
2.75% 5/10/23	250,000	234,938
3.125% 10/1/15	250,000	259,511
3.20% 3/11/16	200,000	209,750
3.245% 5/6/22	200,000	198,667
3.994% 9/26/23	250,000	257,863
4.742% 3/11/21	500,000	555,531
4.75% 3/10/19	300,000	333,863

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup
1.25% 1/15/16	500,000	$501,981
1.75% 5/1/18	500,000	491,719
2.25% 8/7/15	250,000	254,651
3.375% 3/1/23	200,000	193,777
3.875% 10/25/23	350,000	348,212
3.953% 6/15/16	250,000	265,036
4.05% 7/30/22	107,000	107,602
4.45% 1/10/17	500,000	540,368
4.50% 1/14/22	730,000	774,743
4.587% 12/15/15	500,000	530,543
4.75% 5/19/15	300,000	313,327
4.875% 5/7/15	150,000	156,318
5.375% 8/9/20	200,000	225,342
5.50% 2/15/17	450,000	497,053
5.50% 9/13/25	200,000	213,495
5.85% 8/2/16	100,000	110,446
5.875% 2/22/33	200,000	213,332
5.875% 1/30/42	150,000	172,801
6.00% 8/15/17	100,000	113,434
6.00% 10/31/33	100,000	108,318
6.125% 11/21/17	300,000	343,789
6.125% 5/15/18	350,000	402,635
6.125% 8/25/36	200,000	219,494
6.625% 6/15/32	100,000	115,327
6.675% 9/13/43	150,000	176,266
6.875% 3/5/38	350,000	451,981
8.125% 7/15/39	350,000	507,853
8.50% 5/22/19	300,000	382,638
CME Group
3.00% 9/15/22	300,000	296,695
5.30% 9/15/43	100,000	112,329
Countrywide Financial 6.25% 5/15/16	450,000	493,814
•GE Capital Trust I 6.375% 11/15/67	200,000	220,500
General Electric Capital
1.00% 1/8/16	250,000	251,905
1.60% 11/20/17	250,000	251,463
1.625% 7/2/15	500,000	506,952
1.625% 4/2/18	250,000	248,928
2.25% 11/9/15	200,000	205,392
2.30% 4/27/17	250,000	257,614
2.90% 1/9/17	200,000	209,425
2.95% 5/9/16	200,000	208,445
3.10% 1/9/23	300,000	294,124
3.15% 9/7/22	500,000	494,899
3.50% 6/29/15	150,000	155,540
4.375% 9/21/15	250,000	263,589
4.375% 9/16/20	750,000	815,749
4.65% 10/17/21	500,000	549,997
5.00% 1/8/16	250,000	268,970
5.30% 2/11/21	800,000	901,106
5.375% 10/20/16	400,000	444,598

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
5.50% 1/8/20	100,000	$115,215
5.625% 5/1/18	1,050,000	1,201,134
5.875% 1/14/38	950,000	1,123,790
6.00% 8/7/19	100,000	117,533
•6.375% 11/15/67	100,000	110,375
6.75% 3/15/32	780,000	1,005,714
6.875% 1/10/39	700,000	924,972
IntercontinentalExchange Group 4.00% 10/15/23	200,000	207,890
JPMorgan Chase
1.10% 10/15/15	150,000	150,673
1.125% 2/26/16	450,000	451,941
1.35% 2/15/17	400,000	399,955
1.625% 5/15/18	250,000	245,761
1.80% 1/25/18	600,000	599,161
2.00% 8/15/17	450,000	456,557
3.15% 7/5/16	500,000	523,511
3.20% 1/25/23	1,000,000	971,512
3.25% 9/23/22	350,000	345,415
3.375% 5/1/23	200,000	189,689
3.40% 6/24/15	200,000	206,661
3.45% 3/1/16	500,000	523,857
3.875% 2/1/24	250,000	252,756
4.25% 10/15/20	750,000	803,101
4.35% 8/15/21	600,000	644,155
4.40% 7/22/20	700,000	755,600
4.50% 1/24/22	350,000	377,953
5.40% 1/6/42	200,000	221,533
5.50% 10/15/40	100,000	111,877
5.60% 7/15/41	500,000	568,661
6.00% 10/1/17	950,000	1,083,028
6.00% 1/15/18	400,000	459,480
6.30% 4/23/19	200,000	235,396
6.40% 5/15/38	450,000	559,569
Moody’s 4.50% 9/1/22	250,000	258,820
NASDAQ OMX Group
5.25% 1/16/18	60,000	66,068
5.55% 1/15/20	100,000	109,887
National Rural Utilities Cooperative Finance
1.10% 1/27/17	150,000	149,569
2.35% 6/15/20	300,000	293,255
3.05% 3/1/16	100,000	104,599
4.023% 11/1/32	100,000	98,989
•4.75% 4/30/43	100,000	94,750
5.45% 2/1/18	25,000	28,423
8.00% 3/1/32	150,000	212,200
10.375% 11/1/18	100,000	134,962
NYSE Euronext 2.00% 10/5/17	150,000	152,583
ORIX 4.71% 4/27/15	85,000	88,689
Private Export Funding
1.375% 2/15/17	275,000	277,343

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Private Export Funding (continued)
1.875% 7/15/18	250,000	$251,632
2.45% 7/15/24	250,000	229,606
4.30% 12/15/21	100,000	111,197
4.55% 5/15/15	100,000	104,854
4.95% 11/15/15	100,000	107,440

		49,185,570

Diversified Telecommunication Services–1.14%
AT&T
0.90% 2/12/16	350,000	350,096
1.40% 12/1/17	550,000	544,669
2.375% 11/27/18	300,000	301,821
2.40% 8/15/16	175,000	180,403
2.50% 8/15/15	400,000	410,078
2.625% 12/1/22	500,000	465,783
2.95% 5/15/16	200,000	208,382
3.00% 2/15/22	400,000	389,044
3.875% 8/15/21	30,000	31,340
4.30% 12/15/42	940,000	836,167
4.35% 6/15/45	532,000	471,419
4.45% 5/15/21	100,000	108,231
5.35% 9/1/40	638,000	654,314
5.50% 2/1/18	500,000	564,625
5.55% 8/15/41	40,000	42,143
5.625% 6/15/16	100,000	110,141
5.80% 2/15/19	150,000	173,389
6.15% 9/15/34	150,000	169,623
6.30% 1/15/38	200,000	228,287
6.40% 5/15/38	5,000	5,780
6.50% 9/1/37	150,000	175,066
6.55% 2/15/39	550,000	651,090
Bellsouth 8.00% 11/15/31	360,000	500,639
British Telecommunications
2.00% 6/22/15	250,000	253,915
2.35% 2/14/19	300,000	298,949
9.625% 12/15/30	350,000	542,385
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	327,913
6.00% 7/8/19	250,000	293,481
8.75% 6/15/30	460,000	665,511
Embarq 7.995% 6/1/36	150,000	156,923
France Telecom
2.75% 9/14/16	100,000	103,714
4.125% 9/14/21	100,000	103,803
5.375% 7/8/19	300,000	338,232
5.375% 1/13/42	100,000	103,130
9.00% 3/1/31	800,000	1,159,834
GTE
6.94% 4/15/28	100,000	120,531
8.75% 11/1/21	100,000	130,025
Koninklijke KPN 8.375% 10/1/30	100,000	135,131

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	$99,667
Qwest
6.75% 12/1/21	150,000	167,744
6.875% 9/15/33	250,000	247,786
Telefonica Emisiones
3.192% 4/27/18	250,000	256,535
3.729% 4/27/15	75,000	77,211
3.992% 2/16/16	170,000	178,423
5.134% 4/27/20	90,000	97,556
5.462% 2/16/21	140,000	154,351
5.877% 7/15/19	100,000	112,749
6.421% 6/20/16	175,000	193,881
7.045% 6/20/36	175,000	213,107
Telefonica Europe 8.25% 9/15/30	200,000	260,417
Telefonos de Mexico 5.50% 11/15/19	100,000	111,954
Verizon Communications
0.70% 11/2/15	150,000	150,153
2.45% 11/1/22	200,000	182,605
2.50% 9/15/16	391,000	405,110
3.45% 3/15/21	500,000	507,625
3.65% 9/14/18	1,150,000	1,225,472
3.85% 11/1/42	150,000	126,093
4.50% 9/15/20	686,000	746,074
4.60% 4/1/21	250,000	271,462
5.05% 3/15/34	800,000	823,288
5.15% 9/15/23	1,300,000	1,425,302
6.00% 4/1/41	100,000	113,739
6.35% 4/1/19	250,000	295,230
6.40% 9/15/33	1,320,000	1,571,797
6.40% 2/15/38	350,000	412,312
6.55% 9/15/43	2,000,000	2,442,672
6.90% 4/15/38	650,000	807,756
7.35% 4/1/39	100,000	130,205
7.75% 12/1/30	300,000	397,756

		26,512,039

Electric Utilities–1.36%
Alabama Power
5.50% 3/15/41	185,000	214,320
6.125% 5/15/38	100,000	124,423
Ameren Illinois 4.80% 12/15/43	150,000	159,597
American Electric Power
1.65% 12/15/17	200,000	198,902
2.95% 12/15/22	125,000	119,430
Appalachian Power
4.60% 3/30/21	150,000	164,348
5.00% 6/1/17	100,000	109,291
6.70% 8/15/37	235,000	296,482
Arizona Public Service
4.50% 4/1/42	100,000	100,300
5.05% 9/1/41	100,000	109,932

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Atlantic City Electric 7.75% 11/15/18	15,000	$18,460
Baltimore Gas & Electric
3.35% 7/1/23	100,000	98,825
6.35% 10/1/36	100,000	123,864
Black Hills 4.25% 11/30/23	100,000	103,201
Carolina Power & Light
4.10% 3/15/43	100,000	95,888
5.30% 1/15/19	100,000	113,869
6.30% 4/1/38	250,000	322,557
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	233,812
Cleco Power 6.50% 12/1/35	50,000	60,366
Cleveland Electric Illuminating
5.50% 8/15/24	200,000	226,162
5.95% 12/15/36	100,000	108,500
CMS Energy 4.875% 3/1/44	100,000	102,286
Commonwealth Edison
3.40% 9/1/21	100,000	102,308
4.00% 8/1/20	300,000	320,617
5.95% 8/15/16	150,000	167,040
6.45% 1/15/38	100,000	128,616
Connecticut Light & Power 5.65% 5/1/18	100,000	113,649
Consumers Energy
2.85% 5/15/22	100,000	97,868
3.375% 8/15/23	200,000	200,723
3.95% 5/15/43	150,000	142,253
5.65% 9/15/18	100,000	114,838
5.65% 4/15/20	100,000	115,981
#Dayton Power & Light 144A 1.875% 9/15/16	75,000	76,118
Delmarva Power & Light
3.50% 11/15/23	150,000	150,857
4.00% 6/1/42	100,000	93,864
Detroit Edison
2.65% 6/15/22	50,000	48,207
6.625% 6/1/36	100,000	131,608
Dominion Gas Holdings
#144A 1.05% 11/1/16	250,000	249,106
#144A 4.80% 11/1/43	94,000	96,234
Duke Energy
1.625% 8/15/17	250,000	250,743
2.10% 6/15/18	250,000	251,034
3.35% 4/1/15	100,000	102,698
5.05% 9/15/19	100,000	111,638
Duke Energy Carolinas
3.90% 6/15/21	100,000	106,994
4.00% 9/30/42	150,000	142,623
4.30% 6/15/20	100,000	109,036
5.25% 1/15/18	250,000	281,533
5.30% 2/15/40	100,000	114,811

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Duke Energy Carolinas (continued)
6.10% 6/1/37	170,000	$206,611
7.00% 11/15/18	100,000	120,976
Duke Energy Florida 5.65% 6/15/18	150,000	171,968
Duke Energy Indiana
6.12% 10/15/35	100,000	120,461
6.45% 4/1/39	130,000	169,661
Duke Energy Ohio
3.80% 9/1/23	500,000	518,866
5.45% 4/1/19	50,000	57,375
Entergy
4.70% 1/15/17	100,000	106,087
5.125% 9/15/20	100,000	107,181
Entergy Arkansas
3.05% 6/1/23	100,000	96,883
3.70% 6/1/24	200,000	203,411
Entergy Louisiana 4.05% 9/1/23	150,000	157,061
Entergy Mississippi 3.10% 7/1/23	100,000	96,099
Entergy Texas 7.125% 2/1/19	200,000	235,762
Exelon 4.90% 6/15/15	150,000	156,968
FirstEnergy Solutions 6.80% 8/15/39	150,000	158,026
Florida Power
3.85% 11/15/42	100,000	91,382
6.40% 6/15/38	300,000	388,186
Florida Power & Light
3.80% 12/15/42	100,000	92,557
4.05% 6/1/42	150,000	144,353
5.69% 3/1/40	50,000	59,640
5.85% 5/1/37	100,000	120,209
5.95% 2/1/38	200,000	243,409
5.96% 4/1/39	100,000	122,274
6.20% 6/1/36	200,000	252,565
Georgia Power
0.625% 11/15/15	250,000	249,959
4.25% 12/1/19	80,000	87,405
4.30% 3/15/42	200,000	193,946
4.30% 3/15/43	100,000	97,078
4.75% 9/1/40	100,000	103,349
5.25% 12/15/15	25,000	26,885
5.95% 2/1/39	100,000	120,675
Great Plains Energy 4.85% 6/1/21	50,000	54,078
Hydro-Quebec
1.375% 6/19/17	100,000	100,443
2.00% 6/30/16	300,000	308,420
8.05% 7/7/24	250,000	341,759
8.50% 12/1/29	115,000	169,639
Iberdrola International 6.75% 7/15/36	100,000	116,344
Indiana Michigan Power 7.00% 3/15/19	100,000	120,278
Interstate Power & Light 6.25% 7/15/39	130,000	164,803
Jersey Central Power & Light 7.35% 2/1/19	100,000	119,130

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Kansas City Power & Light 6.375% 3/1/18	200,000	$230,260
Kentucky Utilities
1.625% 11/1/15	100,000	101,583
3.25% 11/1/20	100,000	102,645
4.65% 11/14/43	150,000	155,887
5.125% 11/1/40	100,000	112,458
LG&E & KU Energy 2.125% 11/15/15	200,000	203,356
MidAmerican Energy
2.40% 3/15/19	250,000	252,021
4.80% 9/15/43	250,000	265,939
5.30% 3/15/18	100,000	113,056
5.75% 11/1/35	25,000	29,744
5.95% 7/15/17	200,000	228,170
MidAmerican Energy Holdings
#144A 3.75% 11/15/23	200,000	199,363
#144A 5.15% 11/15/43	200,000	213,931
5.75% 4/1/18	100,000	113,929
5.95% 5/15/37	125,000	147,250
6.125% 4/1/36	250,000	300,018
6.50% 9/15/37	100,000	124,077
Nevada Power
5.45% 5/15/41	60,000	69,590
6.50% 8/1/18	50,000	59,221
6.75% 7/1/37	100,000	131,679
7.125% 3/15/19	100,000	122,417
NextEra Energy Capital Holdings
2.60% 9/1/15	300,000	307,326
3.625% 6/15/23	100,000	96,913
4.50% 6/1/21	100,000	104,992
6.00% 3/1/19	200,000	229,303
Northeast Utilities
1.45% 5/1/18	250,000	242,853
4.50% 11/15/19	110,000	119,615
Northern States Power
2.60% 5/15/23	100,000	94,530
5.25% 3/1/18	100,000	112,824
5.35% 11/1/39	40,000	45,925
6.20% 7/1/37	100,000	126,008
Ohio Edison
6.875% 7/15/36	100,000	125,624
8.25% 10/15/38	100,000	150,175
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	154,205
5.25% 5/15/41	100,000	110,321
Oncor Electric Delivery
4.10% 6/1/22	100,000	104,953
4.55% 12/1/41	150,000	149,967
5.30% 6/1/42	200,000	223,290
6.80% 9/1/18	100,000	118,050
7.00% 9/1/22	100,000	124,486
7.00% 5/1/32	50,000	64,757

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Pacific Gas & Electric
3.25% 9/15/21	200,000	$199,612
3.25% 6/15/23	250,000	242,247
5.125% 11/15/43	200,000	213,804
6.05% 3/1/34	500,000	592,329
6.25% 3/1/39	300,000	365,750
8.25% 10/15/18	200,000	249,224
PacifiCorp
2.95% 6/1/23	100,000	96,485
4.10% 2/1/42	100,000	95,967
5.75% 4/1/37	100,000	120,531
6.00% 1/15/39	100,000	124,146
6.35% 7/15/38	25,000	32,178
7.70% 11/15/31	100,000	141,677
PECO Energy
5.35% 3/1/18	200,000	225,592
5.95% 10/1/36	100,000	123,784
Portland General Electric 6.10% 4/15/19	100,000	117,306
Potomac Electric Power 7.90% 12/15/38	100,000	149,955
PPL Capital Funding
3.40% 6/1/23	200,000	193,862
3.50% 12/1/22	100,000	98,167
3.95% 3/15/24	200,000	200,168
4.20% 6/15/22	150,000	155,801
PPL Electric Utilities
3.00% 9/15/21	100,000	100,669
6.25% 5/15/39	30,000	38,217
PPL Energy Supply 6.50% 5/1/18	25,000	28,103
Progress Energy
6.00% 12/1/39	50,000	60,640
7.05% 3/15/19	100,000	119,840
7.75% 3/1/31	150,000	205,515
Public Service Electric & Gas
2.375% 5/15/23	200,000	185,094
3.50% 8/15/20	150,000	156,825
3.75% 3/15/24	150,000	154,534
5.30% 5/1/18	50,000	56,689
5.50% 3/1/40	100,000	118,093
Public Service of Colorado
3.20% 11/15/20	100,000	102,847
3.95% 3/15/43	250,000	237,529
5.125% 6/1/19	135,000	153,410
6.25% 9/1/37	100,000	128,926
Public Service of Oklahoma 5.15% 12/1/19	75,000	83,515
Sierra Pacific Power 6.00% 5/15/16	100,000	110,858
South Carolina Electric & Gas
5.25% 11/1/18	80,000	91,106
6.05% 1/15/38	225,000	280,117

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern
1.95% 9/1/16	300,000	$307,459
2.45% 9/1/18	90,000	91,371
Southern California Edison
3.50% 10/1/23	150,000	151,702
3.875% 6/1/21	70,000	74,759
3.90% 3/15/43	100,000	92,924
4.05% 3/15/42	300,000	286,404
4.50% 9/1/40	100,000	102,321
4.65% 10/1/43	100,000	104,940
5.55% 1/15/36	59,000	68,613
5.95% 2/1/38	25,000	30,679
6.00% 1/15/34	200,000	246,161
6.05% 3/15/39	170,000	211,296
6.65% 4/1/29	100,000	123,270
Southwestern Electric Power 6.20% 3/15/40	200,000	242,272
Tampa Electric
2.60% 9/15/22	100,000	94,523
4.10% 6/15/42	100,000	95,469
6.10% 5/15/18	50,000	57,726
TECO Finance 6.572% 11/1/17	100,000	115,881
Union Electric
3.90% 9/15/42	250,000	233,631
8.45% 3/15/39	80,000	127,401
Virginia Electric & Power
2.75% 3/15/23	100,000	95,397
4.45% 2/15/44	625,000	632,101
4.65% 8/15/43	150,000	155,358
5.00% 6/30/19	200,000	225,708
5.95% 9/15/17	100,000	114,783
6.00% 5/15/37	25,000	30,678
6.35% 11/30/37	100,000	127,599
8.875% 11/15/38	100,000	162,567
Westar Energy 4.10% 4/1/43	150,000	144,308
Western Massachusetts Electric 3.50% 9/15/21	150,000	152,966
Wisconsin Electric Power
1.70% 6/15/18	250,000	248,223
2.95% 9/15/21	100,000	99,804
4.25% 12/15/19	25,000	27,301
Wisconsin Public Service 4.752% 11/1/44	200,000	212,429
Xcel Energy
0.75% 5/9/16	200,000	199,563
4.70% 5/15/20	100,000	110,394
6.50% 7/1/36	100,000	127,406

		31,557,184

Electrical Equipment–0.04%
Cooper 2.375% 1/15/16	100,000	102,720

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment (continued)
Cooper (continued)
3.875% 12/15/20	100,000	$104,736
Emerson Electric
4.125% 4/15/15	100,000	103,673
4.25% 11/15/20	50,000	54,078
5.25% 10/15/18	225,000	255,426
5.25% 11/15/39	50,000	56,066
Rockwell Automation 6.25% 12/1/37	100,000	122,294
Roper Industries 6.25% 9/1/19	100,000	115,006

		913,999

Electronic Equipment, Instruments & Components–0.07%
Amphenol 2.55% 1/30/19	150,000	149,615
Arrow Electronics
3.00% 3/1/18	100,000	101,192
6.00% 4/1/20	50,000	55,265
Avnet 4.875% 12/1/22	100,000	104,488
Corning
4.25% 8/15/20	65,000	70,631
4.75% 3/15/42	250,000	256,614
5.75% 8/15/40	25,000	29,022
6.625% 5/15/19	20,000	23,964
Honeywell International 3.35% 12/1/23	200,000	200,331
Tech Data 3.75% 9/21/17	100,000	103,439
Thermo Fisher Scientific 4.15% 2/1/24	500,000	515,452

		1,610,013

Energy Equipment & Services–0.29%
Baker Hughes
5.125% 9/15/40	200,000	221,490
6.875% 1/15/29	100,000	131,456
Cameron International
5.95% 6/1/41	100,000	111,763
6.375% 7/15/18	100,000	115,835
Diamond Offshore Drilling
3.45% 11/1/23	125,000	121,715
5.70% 10/15/39	100,000	109,708
5.875% 5/1/19	40,000	46,365
ENSCO
3.25% 3/15/16	100,000	104,324
4.70% 3/15/21	350,000	376,615
FMC Technologies 3.45% 10/1/22	100,000	95,728
Global Marine 7.00% 6/1/28	150,000	162,970
Halliburton
2.00% 8/1/18	250,000	250,439
3.25% 11/15/21	200,000	203,822
4.75% 8/1/43	200,000	207,654
5.90% 9/15/18	50,000	58,062
6.15% 9/15/19	250,000	296,127
7.45% 9/15/39	200,000	281,857
Nabors Industries
4.625% 9/15/21	150,000	155,209

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Nabors Industries (continued)
#144A 5.10% 9/15/23	100,000	$104,257
6.15% 2/15/18	100,000	113,225
9.25% 1/15/19	150,000	186,649
National Oilwell Varco
2.60% 12/1/22	200,000	190,259
3.95% 12/1/42	150,000	140,193
Rowan
4.75% 1/15/24	75,000	76,036
4.875% 6/1/22	100,000	103,621
5.40% 12/1/42	175,000	167,589
7.875% 8/1/19	65,000	79,038
Schlumberger Investment 3.65% 12/1/23	104,000	105,698
Transocean
4.95% 11/15/15	200,000	212,419
6.00% 3/15/18	325,000	361,743
6.375% 12/15/21	150,000	168,853
6.50% 11/15/20	100,000	112,445
6.80% 3/15/38	400,000	432,821
7.35% 12/15/41	100,000	120,263
Weatherford International
4.50% 4/15/22	100,000	104,891
5.95% 4/15/42	100,000	108,121
6.00% 3/15/18	150,000	169,106
6.75% 9/15/40	100,000	116,829
7.00% 3/15/38	150,000	177,480
9.625% 3/1/19	100,000	129,951
9.875% 3/1/39	50,000	75,937

		6,608,563

Food & Staples Retailing–0.47%
Costco Wholesale
0.65% 12/7/15	150,000	150,388
5.50% 3/15/17	450,000	505,304
CVS Caremark
2.75% 12/1/22	200,000	189,023
3.25% 5/18/15	200,000	205,761
4.00% 12/5/23	600,000	614,234
4.125% 5/15/21	100,000	106,634
4.75% 5/18/20	100,000	109,977
5.75% 6/1/17	150,000	169,786
5.75% 5/15/41	150,000	174,477
6.125% 9/15/39	100,000	121,003
6.25% 6/1/27	130,000	159,255
Delhaize America 9.00% 4/15/31	125,000	159,157
Delhaize Group
4.125% 4/10/19	100,000	103,756
5.70% 10/1/40	500,000	510,269
Kroger 1.20% 10/17/16	93,000	93,151

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Kroger (continued)
2.20% 1/15/17	100,000	$102,358
2.30% 1/15/19	250,000	247,903
3.30% 1/15/21	250,000	250,147
3.40% 4/15/22	50,000	49,550
3.90% 10/1/15	130,000	136,064
5.00% 4/15/42	100,000	100,730
6.90% 4/15/38	100,000	124,270
7.50% 4/1/31	250,000	318,951
Safeway
3.95% 8/15/20	120,000	121,639
6.35% 8/15/17	150,000	171,645
Sysco
5.375% 3/17/19	100,000	113,288
6.625% 3/17/39	50,000	64,659
Walgreen
1.80% 9/15/17	100,000	100,756
3.10% 9/15/22	150,000	144,370
5.25% 1/15/19	150,000	170,611
Wal-Mart Stores
0.60% 4/11/16	600,000	600,059
1.125% 4/11/18	200,000	196,263
1.50% 10/25/15	200,000	203,153
2.55% 4/11/23	300,000	282,579
2.80% 4/15/16	400,000	417,550
2.875% 4/1/15	200,000	205,059
3.25% 10/25/20	300,000	311,938
3.625% 7/8/20	100,000	105,375
4.00% 4/11/43	325,000	303,753
4.125% 2/1/19	100,000	109,941
4.875% 7/8/40	300,000	322,967
5.00% 10/25/40	200,000	218,980
5.25% 9/1/35	300,000	339,565
5.625% 4/15/41	250,000	297,645
5.80% 2/15/18	200,000	230,504
5.875% 4/5/27	100,000	122,649
6.20% 4/15/38	300,000	378,506
6.50% 8/15/37	350,000	454,709
7.55% 2/15/30	200,000	281,308

		10,971,619

Food Products–0.41%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	93,566
4.479% 3/1/21	235,000	255,025
5.375% 9/15/35	100,000	113,279
5.45% 3/15/18	100,000	113,216
Bunge Limited Finance
4.10% 3/15/16	100,000	105,562
8.50% 6/15/19	135,000	166,779
Campbell Soup
2.50% 8/2/22	61,000	55,588

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Campbell Soup (continued)
3.05% 7/15/17	100,000	$104,868
4.25% 4/15/21	250,000	264,163
4.50% 2/15/19	35,000	38,362
ConAgra Foods
1.90% 1/25/18	250,000	248,116
2.10% 3/15/18	100,000	99,599
3.20% 1/25/23	250,000	239,221
4.65% 1/25/43	125,000	120,925
5.819% 6/15/17	50,000	56,514
6.625% 8/15/39	50,000	60,934
7.00% 4/15/19	100,000	119,659
8.25% 9/15/30	100,000	133,694
General Mills
3.15% 12/15/21	200,000	201,331
3.65% 2/15/24	111,000	111,900
5.40% 6/15/40	45,000	50,586
5.65% 2/15/19	100,000	115,305
5.70% 2/15/17	100,000	112,088
Hershey 4.125% 12/1/20	200,000	217,180
Ingredion
1.80% 9/25/17	100,000	98,161
3.20% 11/1/15	100,000	103,187
Kellogg
1.75% 5/17/17	150,000	151,167
3.125% 5/17/22	150,000	146,471
3.25% 5/21/18	135,000	141,132
4.00% 12/15/20	64,000	67,038
7.45% 4/1/31	100,000	132,208
Kraft Foods
4.125% 2/9/16	250,000	264,353
5.375% 2/10/20	500,000	565,969
6.125% 2/1/18	150,000	172,050
6.50% 8/11/17	500,000	576,990
6.50% 11/1/31	350,000	429,503
6.50% 2/9/40	254,000	320,595
6.875% 2/1/38	250,000	323,102
Kraft Foods Group
1.625% 6/4/15	125,000	126,439
2.25% 6/5/17	150,000	153,876
3.50% 6/6/22	150,000	151,171
5.00% 6/4/42	250,000	262,795
5.375% 2/10/20	250,000	285,441
6.125% 8/23/18	150,000	174,250
6.50% 2/9/40	150,000	187,238
McCormick
3.50% 9/1/23	107,000	107,674
3.90% 7/15/21	50,000	52,739
Mead Johnson Nutrition
4.90% 11/1/19	100,000	109,386
5.90% 11/1/39	50,000	57,395
Nabisco 7.55% 6/15/15	100,000	108,189

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Tyson Foods 4.50% 6/15/22	200,000	$208,976
Unilever Capital
2.20% 3/6/19	250,000	250,271
2.75% 2/10/16	100,000	103,983
4.25% 2/10/21	200,000	218,493
4.80% 2/15/19	100,000	112,001
5.90% 11/15/32	133,000	170,417

		9,530,120

Gas Utilities–0.11%
AGL Capital
4.40% 6/1/43	100,000	98,203
5.25% 8/15/19	100,000	112,516
5.875% 3/15/41	70,000	83,326
Atmos Energy 8.50% 3/15/19	100,000	127,736
CenterPoint Energy Resources
4.50% 1/15/21	65,000	70,322
5.85% 1/15/41	115,000	137,376
6.00% 5/15/18	100,000	114,635
National Fuel Gas
3.75% 3/1/23	156,000	152,531
8.75% 5/1/19	115,000	144,342
One Gas
#144A 3.61% 2/1/24	100,000	101,159
#144A 4.658% 2/1/44	50,000	52,119
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	56,985
7.00% 6/15/18	300,000	347,564
Piedmont Natural Gas 4.65% 8/1/43	50,000	51,936
Questar 2.75% 2/1/16	85,000	87,757
Southern California Gas
4.45% 3/15/44	150,000	153,738
5.75% 11/15/35	100,000	121,694
Southern Natural Gas
4.40% 6/15/21	300,000	317,187
#144A 5.90% 4/1/17	25,000	28,187
8.00% 3/1/32	100,000	132,784
Southwest Gas 4.875% 10/1/43	100,000	107,893

		2,599,990

Health Care Equipment & Supplies–0.25%
Bard (C.R.)
2.875% 1/15/16	100,000	103,567
4.40% 1/15/21	65,000	70,216
Baxter International
0.95% 6/1/16	250,000	250,828
3.20% 6/15/23	225,000	219,906
3.65% 8/15/42	100,000	86,437
4.50% 8/15/19	250,000	275,005
6.25% 12/1/37	50,000	61,891
Becton, Dickinson
1.75% 11/8/16	200,000	204,587

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson (continued)
3.125% 11/8/21	200,000	$203,327
3.25% 11/12/20	100,000	102,656
5.00% 11/12/40	35,000	38,382
6.00% 5/15/39	100,000	123,625
Boston Scientific
2.65% 10/1/18	125,000	126,076
6.00% 1/15/20	100,000	114,918
6.40% 6/15/16	100,000	110,896
7.375% 1/15/40	201,000	266,482
CareFusion
3.30% 3/1/23	100,000	94,080
6.375% 8/1/19	150,000	171,441
Covidien International Finance
1.35% 5/29/15	100,000	100,833
2.80% 6/15/15	100,000	102,547
2.95% 6/15/23	100,000	94,949
3.20% 6/15/22	150,000	147,870
4.20% 6/15/20	100,000	106,760
6.00% 10/15/17	25,000	28,733
6.55% 10/15/37	100,000	129,550
DENTSPLY International 2.75% 8/15/16	55,000	56,950
Edwards Lifesciences 2.875% 10/15/18	150,000	151,198
Medtronic
1.375% 4/1/18	125,000	123,025
2.625% 3/15/16	100,000	103,870
2.75% 4/1/23	125,000	118,475
3.125% 3/15/22	150,000	150,570
3.625% 3/15/24	500,000	503,073
4.00% 4/1/43	350,000	326,047
4.50% 3/15/42	100,000	101,246
5.55% 3/15/40	100,000	115,287
5.60% 3/15/19	200,000	230,644
St. Jude Medical 3.25% 4/15/23	200,000	194,349
Stryker
1.30% 4/1/18	100,000	97,981
2.00% 9/30/16	45,000	46,211
4.375% 1/15/20	100,000	108,706
Zimmer Holdings 5.75% 11/30/39	100,000	117,697

		5,880,891

Health Care Providers & Services–0.48%
Aetna
1.75% 5/15/17	100,000	101,054
2.20% 3/15/19	300,000	297,815
2.75% 11/15/22	150,000	141,162
4.50% 5/15/42	100,000	98,721
6.50% 9/15/18	200,000	236,110
6.625% 6/15/36	100,000	126,167
6.75% 12/15/37	100,000	128,915
AmerisourceBergen 4.875% 11/15/19	200,000	224,112

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Cardinal Health
3.20% 3/15/23	100,000	$97,415
4.625% 12/15/20	100,000	108,739
5.80% 10/15/16	100,000	111,617
CIGNA
2.75% 11/15/16	100,000	104,257
4.00% 2/15/22	250,000	259,661
5.375% 2/15/42	400,000	441,242
5.875% 3/15/41	200,000	237,208
7.875% 5/15/27	25,000	31,993
Coventry Health Care 5.45% 6/15/21	80,000	91,881
Express Scripts Holding
2.65% 2/15/17	200,000	206,977
3.125% 5/15/16	200,000	208,470
3.50% 11/15/16	100,000	105,946
3.90% 2/15/22	450,000	461,354
4.75% 11/15/21	200,000	217,706
6.125% 11/15/41	300,000	356,765
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	152,902
Humana
3.15% 12/1/22	100,000	95,313
4.625% 12/1/42	175,000	169,426
7.20% 6/15/18	100,000	118,991
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	49,349
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	253,239
4.625% 11/15/20	150,000	160,374
McKesson
0.95% 12/4/15	200,000	200,645
2.284% 3/15/19	250,000	248,230
3.25% 3/1/16	250,000	260,596
4.75% 3/1/21	300,000	327,658
4.883% 3/15/44	125,000	127,197
Medco Health Solutions 7.125% 3/15/18	225,000	265,704
Quest Diagnostics
2.70% 4/1/19	150,000	149,952
3.20% 4/1/16	200,000	208,444
4.75% 1/30/20	60,000	64,322
5.75% 1/30/40	100,000	104,392
UnitedHealth Group
1.875% 11/15/16	500,000	511,595
2.75% 2/15/23	107,000	100,930
2.875% 3/15/23	250,000	237,535
4.25% 3/15/43	100,000	95,646
4.375% 3/15/42	100,000	97,693
4.625% 11/15/41	200,000	201,658
4.70% 2/15/21	100,000	110,479
6.00% 2/15/18	200,000	230,373
6.50% 6/15/37	150,000	189,095

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group (continued)
6.625% 11/15/37	100,000	$129,130
6.875% 2/15/38	100,000	132,024
WellPoint
2.30% 7/15/18	250,000	250,947
3.125% 5/15/22	250,000	239,665
4.35% 8/15/20	100,000	106,416
4.625% 5/15/42	100,000	96,844
4.65% 1/15/43	125,000	121,493
5.25% 1/15/16	100,000	107,483
5.85% 1/15/36	125,000	141,851
5.875% 6/15/17	50,000	56,417
6.375% 6/15/37	100,000	120,599
7.00% 2/15/19	400,000	476,191

		11,106,085

Hotels, Restaurants & Leisure–0.16%
Brinker International 3.875% 5/15/23	100,000	93,305
Carnival
1.20% 2/5/16	100,000	100,646
3.95% 10/15/20	133,000	135,792
Darden Restaurants
3.35% 11/1/22	150,000	135,347
6.80% 10/15/37	84,000	93,080
Hyatt Hotels 3.875% 8/15/16	100,000	105,299
International Game Technology
5.35% 10/15/23	100,000	107,105
5.50% 6/15/20	100,000	108,407
Marriott International
3.375% 10/15/20	208,000	209,984
6.375% 6/15/17	100,000	113,147
McDonald’s
0.75% 5/29/15	250,000	251,022
1.875% 5/29/19	250,000	247,184
2.625% 1/15/22	100,000	97,077
3.625% 5/20/21	100,000	104,971
3.625% 5/1/43	100,000	88,385
5.80% 10/15/17	300,000	344,410
6.30% 3/1/38	50,000	63,432
Starbucks
3.85% 10/1/23	100,000	102,434
6.25% 8/15/17	100,000	115,593
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	198,844
Wyndham Worldwide 4.25% 3/1/22	300,000	303,933
Yum Brands
3.75% 11/1/21	65,000	65,919
3.875% 11/1/23	250,000	248,720
4.25% 9/15/15	50,000	52,426
5.30% 9/15/19	150,000	166,377
5.35% 11/1/43	100,000	104,840

		3,757,679

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables–0.21%
Clorox 5.95% 10/15/17	100,000	$114,315
Colgate-Palmolive
0.90% 5/1/18	100,000	96,490
1.30% 1/15/17	200,000	202,117
1.50% 11/1/18	250,000	246,105
1.75% 3/15/19	344,000	340,661
2.30% 5/3/22	100,000	95,289
Energizer Holdings 4.70% 5/19/21	100,000	104,936
Kimberly-Clark
3.875% 3/1/21	45,000	47,361
6.125% 8/1/17	200,000	230,943
6.625% 8/1/37	100,000	132,574
7.50% 11/1/18	100,000	123,763
Leggett & Platt 3.40% 8/15/22	50,000	48,930
MDC Holdings
5.50% 1/15/24	83,000	85,206
5.625% 2/1/20	100,000	106,750
Mohawk Industries 6.125% 1/15/16	150,000	162,563
Newell Rubbermaid 4.70% 8/15/20	200,000	213,507
Procter & Gamble
1.60% 11/15/18	200,000	198,616
1.80% 11/15/15	250,000	255,328
2.30% 2/6/22	250,000	239,552
3.10% 8/15/23	200,000	197,918
3.15% 9/1/15	100,000	103,815
4.70% 2/15/19	200,000	224,459
4.85% 12/15/15	50,000	53,584
5.50% 2/1/34	100,000	117,951
5.55% 3/5/37	200,000	238,460
Tupperware Brands 4.75% 6/1/21	100,000	104,986
Whirlpool
3.70% 3/1/23	650,000	645,139
4.70% 6/1/22	100,000	106,409

		4,837,727

Independent Power Producers & Energy Traders–0.09%
Constellation Energy Group
4.55% 6/15/15	25,000	26,094
5.15% 12/1/20	200,000	218,744
Exelon Generation
4.25% 6/15/22	250,000	253,981
5.60% 6/15/42	292,000	305,555
6.20% 10/1/17	25,000	28,270
6.25% 10/1/39	100,000	110,789
Oglethorpe Power 5.95% 11/1/39	100,000	119,646
PSEG Power
4.15% 9/15/21	250,000	259,916
5.125% 4/15/20	60,000	65,580
5.50% 12/1/15	100,000	107,471
Southern Power
4.875% 7/15/15	100,000	105,158
5.25% 7/15/43	120,000	129,807

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders (continued)
TransAlta 6.50% 3/15/40	250,000	$255,981

		1,986,992

Industrial Conglomerates–0.16%
3M
1.00% 6/26/17	100,000	99,671
1.375% 9/29/16	250,000	254,748
5.70% 3/15/37	100,000	120,604
6.375% 2/15/28	25,000	32,362
Danaher
2.30% 6/23/16	100,000	103,398
3.90% 6/23/21	100,000	105,951
5.625% 1/15/18	100,000	114,097
General Electric
0.85% 10/9/15	250,000	251,225
2.70% 10/9/22	750,000	728,275
4.125% 10/9/42	311,000	300,068
5.25% 12/6/17	550,000	623,807
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	103,269
5.00% 3/15/42	100,000	107,223
5.75% 3/11/18	300,000	342,014
6.875% 3/11/38	50,000	65,173
Tyco Electronics Group
2.375% 12/17/18	60,000	59,440
3.50% 2/3/22	150,000	148,985
6.55% 10/1/17	100,000	115,729
Tyco International Finance 8.50% 1/15/19	100,000	123,420

		3,799,459

Insurance–0.95%
ACE INA Holdings
2.60% 11/23/15	150,000	154,548
2.70% 3/13/23	100,000	94,718
4.15% 3/13/43	100,000	95,282
5.70% 2/15/17	50,000	56,044
5.90% 6/15/19	125,000	146,419
Aegon 4.625% 12/1/15	100,000	106,135
AFLAC
3.45% 8/15/15	100,000	103,922
6.45% 8/15/40	100,000	124,159
6.90% 12/17/39	130,000	169,340
8.50% 5/15/19	200,000	257,329
Alleghany 4.95% 6/27/22	100,000	108,064
Allied World Assurance 7.50% 8/1/16	200,000	227,567
Allstate
4.50% 6/15/43	100,000	100,953
5.55% 5/9/35	150,000	174,431
•5.75% 8/15/53	225,000	236,672
7.45% 5/16/19	100,000	124,425

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American Financial Group 9.875% 6/15/19	100,000	$129,058
American International Group
2.375% 8/24/15	89,000	90,817
3.80% 3/22/17	200,000	214,131
4.875% 9/15/16	100,000	109,163
4.875% 6/1/22	500,000	548,441
5.05% 10/1/15	200,000	212,695
5.85% 1/16/18	300,000	343,124
6.25% 5/1/36	100,000	124,389
6.40% 12/15/20	200,000	238,621
•8.175% 5/15/58	500,000	659,375
8.25% 8/15/18	734,000	919,233
AON
3.125% 5/27/16	100,000	103,997
3.50% 9/30/15	100,000	103,851
4.00% 11/27/23	150,000	152,597
4.45% 5/24/43	100,000	95,575
5.00% 9/30/20	100,000	111,054
Arch Capital Group US 5.144% 11/1/43	105,000	110,999
Aspen Insurance Holdings 4.65% 11/15/23	100,000	101,355
Assurant 2.50% 3/15/18	150,000	149,180
AXA 8.60% 12/15/30	200,000	258,500
Axis Specialty Finance 5.875% 6/1/20	100,000	113,312
Berkley (W.R.) 7.375% 9/15/19	100,000	121,527
Berkshire Hathaway
1.90% 1/31/17	300,000	307,214
3.00% 2/11/23	100,000	98,395
3.40% 1/31/22	300,000	307,896
4.50% 2/11/43	250,000	248,744
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	147,623
1.60% 5/15/17	150,000	151,950
2.45% 12/15/15	200,000	206,437
3.00% 5/15/22	100,000	99,859
4.25% 1/15/21	100,000	109,225
4.30% 5/15/43	100,000	95,967
4.40% 5/15/42	100,000	98,080
5.40% 5/15/18	50,000	57,118
5.75% 1/15/40	100,000	117,067
Chubb
5.75% 5/15/18	100,000	114,633
6.00% 5/11/37	100,000	122,540
•6.375% 3/29/67	100,000	111,500
Cincinnati Financial 6.92% 5/15/28	100,000	120,812
CNA Financial
3.95% 5/15/24	125,000	125,826
5.75% 8/15/21	30,000	34,602
7.35% 11/15/19	120,000	147,339
Delphi Financial Group 7.875% 1/31/20	25,000	29,480

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Fidelity National Financial 6.60% 5/15/17	100,000	$113,492
Genworth Holdings
4.90% 8/15/23	214,000	224,825
6.515% 5/22/18	50,000	57,720
7.625% 9/24/21	100,000	123,371
7.70% 6/15/20	100,000	122,149
Hartford Financial Services Group
4.30% 4/15/43	43,000	40,283
5.125% 4/15/22	100,000	111,445
5.50% 3/30/20	100,000	113,403
5.95% 10/15/36	250,000	290,230
6.10% 10/1/41	50,000	60,555
6.625% 3/30/40	100,000	126,920
HCC Insurance Holdings 6.30% 11/15/19	50,000	57,475
ING US
2.90% 2/15/18	100,000	102,555
5.50% 7/15/22	100,000	112,360
5.70% 7/15/43	100,000	113,533
✱Lincoln National 4.00% 9/1/23	500,000	509,449
Loews
4.125% 5/15/43	500,000	452,343
6.00% 2/1/35	100,000	115,958
Manulife Financial 3.40% 9/17/15	100,000	103,688
Markel 7.125% 9/30/19	100,000	120,425
Marsh & McLennan
2.55% 10/15/18	100,000	101,406
4.80% 7/15/21	100,000	109,481
9.25% 4/15/19	100,000	129,939
MetLife
4.368% 9/15/23	167,000	178,211
4.75% 2/8/21	200,000	222,829
4.875% 11/13/43	200,000	208,471
5.00% 6/15/15	100,000	105,308
5.70% 6/15/35	50,000	58,131
5.875% 2/6/41	100,000	118,994
6.375% 6/15/34	100,000	126,072
6.40% 12/15/36	100,000	106,000
6.50% 12/15/32	100,000	124,937
6.75% 6/1/16	200,000	224,407
6.817% 8/15/18	400,000	477,830
7.717% 2/15/19	200,000	249,014
10.75% 8/1/39	150,000	228,000
Montpelier Re Holdings 4.70% 10/15/22	100,000	101,620
OneBeacon US Holdings 4.60% 11/9/22	100,000	100,211
PartnerRe Finance B 5.50% 6/1/20	100,000	111,659
Primerica 4.75% 7/15/22	100,000	105,966
Principal Financial Group
1.85% 11/15/17	250,000	250,924
8.875% 5/15/19	100,000	127,962
ProAssurance 5.30% 11/15/23	100,000	106,189

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Progressive 3.75% 8/23/21	100,000	$105,075
Protective Life
7.375% 10/15/19	50,000	60,773
8.45% 10/15/39	25,000	34,699
Prudential Financial
2.30% 8/15/18	250,000	250,757
4.75% 9/17/15	125,000	132,102
5.10% 8/15/43	250,000	263,314
•5.20% 3/15/44	100,000	99,750
5.50% 3/15/16	200,000	217,072
5.70% 12/14/36	50,000	56,844
•5.875% 9/15/42	250,000	262,187
5.90% 3/17/36	250,000	288,886
6.625% 12/1/37	400,000	502,473
6.625% 6/21/40	200,000	253,705
Reinsurance Group of America
4.70% 9/15/23	150,000	157,838
6.45% 11/15/19	90,000	105,143
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	122,843
Torchmark
6.375% 6/15/16	100,000	111,004
9.25% 6/15/19	25,000	32,112
TransAtlantic Holdings 8.00% 11/30/39	100,000	132,271
Travelers
3.90% 11/1/20	100,000	106,092
4.60% 8/1/43	250,000	256,882
5.80% 5/15/18	250,000	286,434
5.90% 6/2/19	100,000	117,130
6.25% 6/15/37	100,000	125,181
6.75% 6/20/36	100,000	132,899
Trinity Acquisition 6.125% 8/15/43	100,000	106,001
Unum Group 7.125% 9/30/16	200,000	227,386
Willis Group Holdings 4.125% 3/15/16	150,000	157,582
XL Group 5.75% 10/1/21	100,000	115,436
XLIT
2.30% 12/15/18	100,000	99,307
5.25% 12/15/43	200,000	212,792

		22,021,019

Internet & Catalog Retail–0.04%
Amazon.com 1.20% 11/29/17	800,000	792,791
Expedia 5.95% 8/15/20	100,000	110,821

		903,612

Internet Software & Services–0.06%
Baidu
3.25% 8/6/18	200,000	204,714
3.50% 11/28/22	200,000	191,421
eBay
1.625% 10/15/15	100,000	101,786

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
eBay (continued)
2.60% 7/15/22	250,000	$237,761
3.25% 10/15/20	100,000	102,482
Google
2.125% 5/19/16	200,000	206,632
3.375% 2/25/24	200,000	200,759
3.625% 5/19/21	100,000	105,963

		1,351,518

IT Services–0.21%
Broadridge Financial Solutions 3.95% 9/1/20	100,000	101,747
Computer Sciences 6.50% 3/15/18	150,000	172,941
Fidelity National Information Services
2.00% 4/15/18	43,000	42,007
3.50% 4/15/23	311,000	296,136
Fiserv
3.125% 6/15/16	100,000	104,377
3.50% 10/1/22	150,000	146,765
4.625% 10/1/20	100,000	105,258
HP Enterprise Services 7.45% 10/15/29	25,000	29,903
International Business Machines
0.45% 5/6/16	150,000	149,517
0.75% 5/11/15	200,000	201,003
1.25% 2/6/17	350,000	352,014
1.25% 2/8/18	250,000	247,241
1.625% 5/15/20	150,000	142,133
1.875% 8/1/22	100,000	90,452
1.95% 7/22/16	300,000	308,863
1.95% 2/12/19	200,000	198,651
2.00% 1/5/16	100,000	102,609
2.90% 11/1/21	150,000	150,004
4.00% 6/20/42	200,000	185,879
5.60% 11/30/39	210,000	246,317
5.70% 9/14/17	300,000	343,548
5.875% 11/29/32	120,000	148,274
7.625% 10/15/18	300,000	372,688
SAIC
4.45% 12/1/20	100,000	101,215
5.95% 12/1/40	100,000	99,381
Total System Services 3.75% 6/1/23	125,000	118,928
Western Union
2.875% 12/10/17	150,000	153,275
3.65% 8/22/18	100,000	102,831
5.253% 4/1/20	107,000	116,241

		4,930,198

Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	73,258
Mattel 6.20% 10/1/40	100,000	115,390

		188,648

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.06%
Agilent Technologies
3.875% 7/15/23	150,000	$148,558
5.00% 7/15/20	100,000	109,532
5.50% 9/14/15	100,000	106,666
Life Technologies 6.00% 3/1/20	150,000	172,831
Thermo Fisher Scientific
3.20% 5/1/15	150,000	154,011
3.20% 3/1/16	140,000	146,019
3.60% 8/15/21	100,000	102,015
4.50% 3/1/21	240,000	258,594
4.70% 5/1/20	100,000	108,588

		1,306,814

Machinery–0.30%
3M 2.00% 6/26/22	500,000	467,273
Caterpillar
1.50% 6/26/17	100,000	100,144
2.60% 6/26/22	50,000	47,705
3.803% 8/15/42	168,000	149,804
3.90% 5/27/21	150,000	159,725
5.70% 8/15/16	125,000	138,131
6.05% 8/15/36	200,000	241,783
7.90% 12/15/18	100,000	125,027
Caterpillar Financial Services
1.00% 11/25/16	500,000	501,237
1.00% 3/3/17	100,000	99,674
Cooper US 6.10% 7/1/17	100,000	113,375
Crane 4.45% 12/15/23	100,000	103,118
Cummins
3.65% 10/1/23	139,000	141,195
4.875% 10/1/43	64,000	68,941
Deere
2.60% 6/8/22	100,000	95,783
3.90% 6/9/42	150,000	139,758
4.375% 10/16/19	350,000	385,127
5.375% 10/16/29	100,000	116,435
Dover
4.30% 3/1/21	100,000	107,276
4.875% 10/15/15	50,000	53,277
5.375% 3/1/41	100,000	113,044
6.60% 3/15/38	25,000	32,599
Eaton
0.95% 11/2/15	150,000	150,576
1.50% 11/2/17	200,000	199,210
2.75% 11/2/22	250,000	237,105
4.15% 11/2/42	150,000	140,658
6.95% 3/20/19	50,000	59,333
Flowserve 4.00% 11/15/23	64,000	64,251
Illinois Tool Works
1.95% 3/1/19	300,000	296,158
3.375% 9/15/21	60,000	61,451
3.90% 9/1/42	150,000	137,194

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Illinois Tool Works (continued)
4.875% 9/15/41	100,000	$106,126
6.25% 4/1/19	100,000	118,762
Ingersoll-Rand Global Holding
#144A 4.25% 6/15/23	250,000	255,738
#144A 5.75% 6/15/43	100,000	110,933
6.875% 8/15/18	250,000	294,103
Joy Global 5.125% 10/15/21	80,000	84,739
Kennametal 2.65% 11/1/19	150,000	147,195
Parker Hannifin 6.25% 5/15/38	50,000	62,102
Pentair Finance 5.00% 5/15/21	200,000	215,122
Snap-on 6.125% 9/1/21	50,000	57,972
Stanley Black & Decker
2.90% 11/1/22	150,000	143,600
5.20% 9/1/40	100,000	108,134
•5.75% 12/15/53	100,000	107,750
Wabtec 4.375% 8/15/23	100,000	102,538
Xylem 3.55% 9/20/16	100,000	105,475

		6,866,656

Media–1.05%
CBS
3.375% 3/1/22	100,000	98,127
4.85% 7/1/42	150,000	145,039
7.875% 7/30/30	200,000	262,798
8.875% 5/15/19	200,000	256,692
CC Holdings GS V
2.381% 12/15/17	100,000	100,094
3.849% 4/15/23	150,000	146,191
Comcast
3.125% 7/15/22	100,000	99,028
4.25% 1/15/33	200,000	196,657
4.65% 7/15/42	24,000	24,032
4.75% 3/1/44	350,000	356,686
5.15% 3/1/20	300,000	340,138
5.70% 5/15/18	200,000	229,897
5.70% 7/1/19	200,000	232,157
5.90% 3/15/16	150,000	164,941
6.40% 5/15/38	250,000	308,375
6.45% 3/15/37	200,000	246,845
6.50% 1/15/17	200,000	228,488
6.50% 11/15/35	200,000	248,804
6.95% 8/15/37	250,000	325,793
7.05% 3/15/33	500,000	651,467
DIRECTV Holdings
1.75% 1/15/18	75,000	73,897
3.125% 2/15/16	100,000	103,967
3.50% 3/1/16	200,000	209,148
3.80% 3/15/22	200,000	198,244
4.45% 4/1/24	300,000	301,449
4.60% 2/15/21	300,000	316,985
5.00% 3/1/21	200,000	215,350

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings (continued)
5.15% 3/15/42	150,000	$142,319
5.20% 3/15/20	65,000	71,266
5.875% 10/1/19	40,000	45,924
6.00% 8/15/40	200,000	209,210
6.35% 3/15/40	50,000	54,366
Discovery Communications
3.30% 5/15/22	150,000	146,549
3.70% 6/1/15	100,000	103,492
4.375% 6/15/21	100,000	105,918
4.875% 4/1/43	100,000	97,782
5.05% 6/1/20	200,000	222,228
5.625% 8/15/19	200,000	226,829
6.35% 6/1/40	150,000	174,474
Disney (Walt)
1.125% 2/15/17	250,000	250,571
1.35% 8/16/16	200,000	203,025
2.35% 12/1/22	300,000	280,850
3.70% 12/1/42	150,000	136,142
3.75% 6/1/21	200,000	211,721
4.125% 12/1/41	100,000	97,479
6.00% 7/17/17	150,000	172,602
Grupo Televisa
6.625% 1/15/40	100,000	115,545
8.50% 3/11/32	200,000	265,033
Historic TW
6.625% 5/15/29	300,000	361,995
6.875% 6/15/18	200,000	237,248
Interpublic Group
2.25% 11/15/17	150,000	151,542
4.00% 3/15/22	70,000	69,907
McGraw-Hill 6.55% 11/15/37	100,000	101,061
NBC Universal Media
2.875% 1/15/23	575,000	556,507
3.65% 4/30/15	275,000	284,018
4.375% 4/1/21	200,000	217,374
4.45% 1/15/43	675,000	655,634
5.15% 4/30/20	270,000	305,431
5.95% 4/1/41	200,000	236,945
News America
3.00% 9/15/22	150,000	144,346
4.50% 2/15/21	150,000	162,997
5.65% 8/15/20	300,000	344,319
6.15% 3/1/37	30,000	34,803
6.15% 2/15/41	450,000	531,154
6.40% 12/15/35	300,000	359,640
6.65% 11/15/37	175,000	214,439
6.90% 8/15/39	100,000	126,101
8.15% 10/17/36	100,000	133,978
Omnicom Group
3.625% 5/1/22	200,000	198,965

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Omnicom Group (continued)
4.45% 8/15/20	35,000	$37,383
6.25% 7/15/19	250,000	291,851
Reed Elsevier Capital 8.625% 1/15/19	100,000	126,483
Thomson Reuters
0.875% 5/23/16	100,000	99,683
1.30% 2/23/17	107,000	106,536
4.30% 11/23/23	200,000	205,244
4.70% 10/15/19	100,000	109,105
6.50% 7/15/18	150,000	174,510
Time Warner
3.15% 7/15/15	300,000	309,940
4.70% 1/15/21	100,000	109,528
4.75% 3/29/21	150,000	164,364
4.875% 3/15/20	200,000	220,791
4.90% 6/15/42	200,000	201,482
5.875% 11/15/16	150,000	168,195
6.10% 7/15/40	100,000	115,643
6.25% 3/29/41	300,000	352,679
6.50% 11/15/36	100,000	118,941
7.625% 4/15/31	325,000	434,149
7.70% 5/1/32	330,000	443,754
Time Warner Cable
4.00% 9/1/21	500,000	519,516
5.00% 2/1/20	145,000	158,556
5.50% 9/1/41	100,000	104,636
5.85% 5/1/17	500,000	562,537
5.875% 11/15/40	100,000	108,733
6.55% 5/1/37	200,000	233,022
6.75% 7/1/18	300,000	351,998
6.75% 6/15/39	200,000	237,822
7.30% 7/1/38	150,000	187,995
8.25% 4/1/19	250,000	311,818
8.75% 2/14/19	200,000	253,265
Time Warner Entertainment
8.375% 3/15/23	250,000	327,423
8.375% 7/15/33	200,000	276,374
Viacom
2.50% 9/1/18	120,000	121,471
3.125% 6/15/22	50,000	48,258
3.25% 3/15/23	250,000	241,503
3.50% 4/1/17	100,000	106,005
3.875% 4/1/24	200,000	199,919
4.375% 3/15/43	477,000	425,551
5.625% 9/15/19	200,000	226,679
5.85% 9/1/43	150,000	165,426
6.875% 4/30/36	125,000	155,316
WPP Finance 2010
4.75% 11/21/21	100,000	107,616
5.625% 11/15/43	250,000	264,341

		24,329,059

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.65%
Alcoa
5.40% 4/15/21	200,000	$210,138
5.87% 2/23/22	150,000	158,418
5.95% 2/1/37	200,000	194,366
6.75% 7/15/18	100,000	114,156
Allegheny Technologies
5.875% 8/15/23	100,000	104,781
5.95% 1/15/21	50,000	52,849
9.375% 6/1/19	100,000	122,755
Alum 6.75% 1/15/28	250,000	271,074
Barrick Australia Finance 5.95% 10/15/39	100,000	99,593
Barrick Gold
3.85% 4/1/22	250,000	239,199
4.10% 5/1/23	200,000	190,081
5.25% 4/1/42	300,000	274,929
6.95% 4/1/19	100,000	117,402
Barrick North America Finance
4.40% 5/30/21	200,000	201,832
5.70% 5/30/41	100,000	97,155
5.75% 5/1/43	150,000	146,656
7.50% 9/15/38	25,000	27,610
BHP Billiton Finance USA
1.625% 2/24/17	350,000	355,276
1.875% 11/21/16	250,000	255,703
3.25% 11/21/21	250,000	253,216
3.85% 9/30/23	200,000	205,296
4.125% 2/24/42	125,000	116,718
5.00% 9/30/43	500,000	531,179
5.25% 12/15/15	100,000	108,021
5.40% 3/29/17	100,000	111,936
6.50% 4/1/19	150,000	180,298
Cliffs Natural Resources
3.95% 1/15/18	150,000	150,903
4.80% 10/1/20	155,000	152,401
6.25% 10/1/40	100,000	86,921
Freeport-McMoRan Copper & Gold
2.15% 3/1/17	100,000	101,547
2.375% 3/15/18	400,000	399,226
3.10% 3/15/20	775,000	754,949
3.55% 3/1/22	300,000	286,993
3.875% 3/15/23	225,000	215,540
5.45% 3/15/43	225,000	222,055
Goldcorp
2.125% 3/15/18	100,000	98,945
3.70% 3/15/23	200,000	188,889
#Kinross Gold 144A 5.95% 3/15/24	139,000	139,513
Newmont Mining
3.50% 3/15/22	150,000	136,312
4.875% 3/15/42	150,000	121,874
5.125% 10/1/19	180,000	191,667
6.25% 10/1/39	100,000	97,136

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor
4.00% 8/1/23	139,000	$138,893
4.125% 9/15/22	100,000	102,478
5.20% 8/1/43	100,000	101,783
5.75% 12/1/17	50,000	56,635
5.85% 6/1/18	100,000	113,936
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	150,447
Rio Tinto Alcan 6.125% 12/15/33	150,000	174,475
Rio Tinto Finance USA
1.375% 6/17/16	300,000	302,742
1.625% 8/21/17	250,000	250,673
1.875% 11/2/15	200,000	203,354
2.25% 12/14/18	150,000	150,154
2.50% 5/20/16	100,000	103,293
2.875% 8/21/22	250,000	238,387
3.50% 11/2/20	250,000	256,409
3.75% 9/20/21	150,000	154,739
4.125% 5/20/21	200,000	211,060
4.125% 8/21/42	150,000	136,967
5.20% 11/2/40	100,000	106,263
6.50% 7/15/18	250,000	294,078
7.125% 7/15/28	75,000	95,578
9.00% 5/1/19	100,000	130,220
Southern Copper
3.50% 11/8/22	89,000	85,020
5.25% 11/8/42	150,000	129,173
5.375% 4/16/20	125,000	135,374
6.75% 4/16/40	110,000	113,052
7.50% 7/27/35	200,000	221,778
Teck Resources
2.50% 2/1/18	250,000	251,119
4.50% 1/15/21	100,000	103,183
4.75% 1/15/22	104,000	106,720
5.20% 3/1/42	250,000	227,095
6.00% 8/15/40	100,000	100,241
6.25% 7/15/41	201,000	208,205
Vale 5.625% 9/11/42	150,000	141,062
Vale Overseas
4.375% 1/11/22	250,000	249,457
4.625% 9/15/20	100,000	104,415
5.625% 9/15/19	300,000	332,852
6.25% 1/11/16	100,000	109,031
6.25% 1/23/17	250,000	280,606
6.875% 11/21/36	350,000	374,667
6.875% 11/10/39	170,000	182,592
Xstrata Canada 5.375% 6/1/15	100,000	104,863

		15,118,577

Multiline Retail–0.15%
Dollar General 3.25% 4/15/23	200,000	189,165
Family Dollar Stores 5.00% 2/1/21	100,000	104,704

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Kohl’s
4.00% 11/1/21	200,000	$204,217
4.75% 12/15/23	150,000	155,910
6.00% 1/15/33	100,000	107,868
6.25% 12/15/17	50,000	57,552
Macy’s Retail Holdings
2.875% 2/15/23	100,000	93,814
4.375% 9/1/23	90,000	93,342
5.125% 1/15/42	100,000	103,496
5.90% 12/1/16	107,000	119,100
6.70% 7/15/34	150,000	182,667
6.90% 4/1/29	150,000	182,507
Nordstrom 4.75% 5/1/20	100,000	109,908
#144A 5.00% 1/15/44	281,000	295,171
Target
2.90% 1/15/22	300,000	294,253
3.875% 7/15/20	100,000	107,065
4.00% 7/1/42	150,000	138,948
5.875% 7/15/16	100,000	111,325
6.00% 1/15/18	250,000	287,966
6.35% 11/1/32	100,000	123,250
6.50% 10/15/37	200,000	252,556
7.00% 1/15/38	200,000	264,700

		3,579,484

Multi-Utilities–0.27%
American Water Capital
3.85% 3/1/24	250,000	254,054
4.30% 12/1/42	100,000	96,152
6.085% 10/15/17	100,000	112,651
Avista
5.125% 4/1/22	30,000	33,709
5.95% 6/1/18	100,000	113,947
CenterPoint Energy 5.95% 2/1/17	100,000	111,848
Consolidated Edison New York
3.95% 3/1/43	150,000	136,928
4.45% 3/15/44	200,000	198,973
5.375% 12/15/15	100,000	107,735
5.50% 12/1/39	250,000	285,684
5.85% 3/15/36	100,000	119,783
6.30% 8/15/37	20,000	25,473
6.65% 4/1/19	200,000	240,341
6.75% 4/1/38	25,000	32,756
7.125% 12/1/18	200,000	242,842
Dominion Resources
2.75% 9/15/22	250,000	237,099
4.45% 3/15/21	100,000	107,866
4.90% 8/1/41	60,000	61,449
5.15% 7/15/15	150,000	158,461
5.20% 8/15/19	80,000	89,433

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Dominion Resources (continued)
5.95% 6/15/35	25,000	$29,160
6.40% 6/15/18	76,000	88,648
8.875% 1/15/19	100,000	126,723
DTE Electric 3.65% 3/15/24	250,000	255,461
DTE Energy 6.35% 6/1/16	50,000	55,595
KeySpan 8.00% 11/15/30	25,000	33,632
National Grid 6.30% 8/1/16	50,000	55,841
NiSource Finance
3.85% 2/15/23	50,000	49,629
4.80% 2/15/44	100,000	96,144
5.25% 2/15/43	59,000	60,485
5.45% 9/15/20	125,000	140,369
5.80% 2/1/42	100,000	108,063
6.125% 3/1/22	100,000	115,389
6.40% 3/15/18	300,000	346,351
Puget Energy 6.00% 9/1/21	200,000	230,782
Puget Sound Energy
4.434% 11/15/41	100,000	101,807
5.638% 4/15/41	80,000	96,270
5.764% 7/15/40	50,000	60,816
5.795% 3/15/40	100,000	121,967
San Diego Gas & Electric
3.00% 8/15/21	175,000	176,388
3.60% 9/1/23	200,000	206,134
6.00% 6/1/39	110,000	138,352
SCANA 6.25% 4/1/20	100,000	112,701
Sempra Energy
2.875% 10/1/22	150,000	142,319
6.00% 10/15/39	125,000	149,621
6.15% 6/15/18	25,000	28,879
6.50% 6/1/16	230,000	256,159
United Utilities 5.375% 2/1/19	100,000	107,997

		6,258,866

Office Electronics–0.04%
Pitney Bowes 4.625% 3/15/24	200,000	198,979
Xerox
4.50% 5/15/21	345,000	364,121
6.35% 5/15/18	250,000	289,155
6.40% 3/15/16	100,000	110,391

		962,646

Oil, Gas & Consumable Fuels–2.46%
Anadarko Finance 7.50% 5/1/31	250,000	319,151
Anadarko Petroleum
5.95% 9/15/16	200,000	222,019
6.375% 9/15/17	300,000	343,715
6.45% 9/15/36	250,000	296,637
7.95% 6/15/39	200,000	275,635
8.70% 3/15/19	200,000	253,798

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Apache
1.75% 4/15/17	50,000	$50,512
3.25% 4/15/22	73,000	73,756
4.25% 1/15/44	100,000	94,178
4.75% 4/15/43	200,000	201,841
5.10% 9/1/40	350,000	372,081
5.25% 2/1/42	100,000	108,302
5.625% 1/15/17	200,000	223,427
6.00% 1/15/37	50,000	59,253
Boardwalk Pipelines
3.375% 2/1/23	100,000	88,187
5.75% 9/15/19	100,000	108,662
Buckeye Partners
4.875% 2/1/21	260,000	274,266
5.50% 8/15/19	50,000	55,015
Burlington Resources Finance 7.20% 8/15/31	100,000	132,999
Canadian Natural Resources
3.80% 4/15/24	43,000	43,305
5.70% 5/15/17	250,000	281,575
5.85% 2/1/35	200,000	224,022
5.90% 2/1/18	100,000	113,917
6.25% 3/15/38	150,000	180,008
Cenovus Energy
3.80% 9/15/23	250,000	249,615
4.45% 9/15/42	100,000	95,177
5.70% 10/15/19	100,000	114,733
6.75% 11/15/39	200,000	249,183
Chevron
1.104% 12/5/17	300,000	297,642
1.718% 6/24/18	500,000	498,809
2.355% 12/5/22	500,000	470,781
3.191% 6/24/23	250,000	247,459
4.95% 3/3/19	100,000	113,614
CNOOC Finance 2013
3.00% 5/9/23	250,000	226,623
4.25% 5/9/43	1,000,000	885,453
ConocoPhillips
1.05% 12/15/17	250,000	247,267
2.40% 12/15/22	450,000	424,501
5.75% 2/1/19	425,000	496,778
5.90% 5/15/38	150,000	185,254
6.00% 1/15/20	200,000	237,034
6.50% 2/1/39	380,000	501,095
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	111,741
ConocoPhillips Holding 6.95% 4/15/29	200,000	267,272
Continental Resources 4.50% 4/15/23	400,000	415,019
DCP Midstream Operating
2.70% 4/1/19	135,000	134,831
4.95% 4/1/22	100,000	106,873
5.60% 4/1/44	150,000	157,151

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy
1.875% 5/15/17	100,000	$100,799
3.25% 5/15/22	250,000	246,665
4.00% 7/15/21	100,000	104,685
4.75% 5/15/42	100,000	99,518
5.60% 7/15/41	300,000	333,463
6.30% 1/15/19	100,000	117,241
7.95% 4/15/32	100,000	137,261
Devon Financing 7.875% 9/30/31	200,000	272,787
Ecopetrol
5.875% 9/18/23	200,000	219,000
7.625% 7/23/19	200,000	240,750
El Paso Natural Gas
5.95% 4/15/17	100,000	112,606
8.375% 6/15/32	100,000	133,901
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	265,973
Enbridge
4.00% 10/1/23	150,000	150,596
5.60% 4/1/17	100,000	111,482
Enbridge Energy Partners
5.20% 3/15/20	100,000	109,302
6.50% 4/15/18	50,000	57,759
7.50% 4/15/38	300,000	379,892
9.875% 3/1/19	50,000	65,569
EnCana
5.90% 12/1/17	50,000	56,937
6.50% 5/15/19	300,000	351,678
6.50% 2/1/38	100,000	120,410
6.625% 8/15/37	250,000	298,568
7.20% 11/1/31	50,000	60,638
Energen 4.625% 9/1/21	100,000	99,535
Energy Transfer Partners
3.60% 2/1/23	100,000	95,827
4.15% 10/1/20	150,000	155,009
5.20% 2/1/22	250,000	270,302
5.95% 10/1/43	125,000	134,995
6.50% 2/1/42	150,000	170,578
7.50% 7/1/38	200,000	247,543
7.60% 2/1/24	150,000	183,373
EnLink Midstream Partners
4.40% 4/1/24	150,000	153,230
5.60% 4/1/44	100,000	105,979
Enterprise Products Operating
1.25% 8/13/15	100,000	100,696
3.20% 2/1/16	100,000	104,113
3.35% 3/15/23	350,000	342,056
3.90% 2/15/24	200,000	201,446
4.05% 2/15/22	100,000	104,525
4.45% 2/15/43	125,000	117,805
4.85% 8/15/42	200,000	199,040

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating (continued)
4.85% 3/15/44	125,000	$125,173
5.20% 9/1/20	100,000	111,774
5.25% 1/31/20	100,000	112,015
5.70% 2/15/42	150,000	167,118
5.75% 3/1/35	250,000	279,663
5.95% 2/1/41	100,000	114,899
6.125% 10/15/39	50,000	58,534
6.30% 9/15/17	100,000	115,444
6.50% 1/31/19	100,000	118,388
7.55% 4/15/38	100,000	132,179
EOG Resources
2.50% 2/1/16	250,000	257,764
2.625% 3/15/23	150,000	141,990
2.95% 6/1/15	200,000	205,677
4.40% 6/1/20	150,000	164,679
6.875% 10/1/18	25,000	29,850
EQT
4.875% 11/15/21	100,000	105,898
8.125% 6/1/19	75,000	91,614
Exxon Mobil 1.819% 3/15/19	500,000	497,005
Hess
5.60% 2/15/41	200,000	220,424
7.125% 3/15/33	100,000	126,096
7.30% 8/15/31	250,000	316,841
8.125% 2/15/19	285,000	357,177
Husky Energy
3.95% 4/15/22	150,000	154,167
4.00% 4/15/24	50,000	50,953
7.25% 12/15/19	125,000	153,102
Kerr-McGee 6.95% 7/1/24	100,000	121,490
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	299,906
3.50% 3/1/21	120,000	119,709
3.50% 9/1/23	100,000	94,606
3.95% 9/1/22	100,000	99,647
5.00% 3/1/43	250,000	238,919
5.30% 9/15/20	250,000	274,921
5.80% 3/15/35	150,000	159,789
5.95% 2/15/18	50,000	56,701
6.50% 9/1/39	100,000	113,879
6.55% 9/15/40	200,000	229,665
7.75% 3/15/32	200,000	253,018
Magellan Midstream Partners
4.25% 2/1/21	150,000	161,020
6.55% 7/15/19	50,000	58,995
Marathon Oil
0.90% 11/1/15	150,000	150,340
2.80% 11/1/22	125,000	117,238
5.90% 3/15/18	200,000	228,609
6.60% 10/1/37	100,000	125,672

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum
3.50% 3/1/16	255,000	$267,259
5.125% 3/1/21	135,000	150,320
6.50% 3/1/41	145,000	176,174
Murphy Oil 2.50% 12/1/17	500,000	508,708
Nexen
6.20% 7/30/19	130,000	150,628
6.40% 5/15/37	150,000	173,127
7.50% 7/30/39	200,000	260,889
Noble Energy
4.15% 12/15/21	100,000	105,529
5.25% 11/15/43	250,000	261,933
6.00% 3/1/41	135,000	154,822
8.25% 3/1/19	100,000	124,651
Noble Holding International
2.50% 3/15/17	100,000	101,817
3.45% 8/1/15	200,000	206,620
3.95% 3/15/22	100,000	99,328
6.20% 8/1/40	125,000	137,808
Northwest Pipeline 6.05% 6/15/18	300,000	344,698
Occidental Petroleum
1.50% 2/15/18	100,000	98,786
1.75% 2/15/17	250,000	253,481
2.50% 2/1/16	200,000	206,322
2.70% 2/15/23	200,000	189,365
3.125% 2/15/22	150,000	149,226
4.10% 2/1/21	100,000	107,835
4.125% 6/1/16	150,000	160,680
ONEOK Partners
3.20% 9/15/18	100,000	103,243
3.375% 10/1/22	150,000	144,885
6.125% 2/1/41	100,000	112,647
6.15% 10/1/16	50,000	55,926
6.20% 9/15/43	178,000	204,645
6.65% 10/1/36	100,000	117,897
8.625% 3/1/19	100,000	125,471
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	278,750
Petrobras Global Finance
2.00% 5/20/16	200,000	198,750
3.00% 1/15/19	500,000	473,779
4.375% 5/20/23	350,000	321,132
5.625% 5/20/43	225,000	191,374
Petrobras International Finance
3.50% 2/6/17	600,000	607,981
3.875% 1/27/16	500,000	514,719
5.375% 1/27/21	700,000	711,425
5.75% 1/20/20	200,000	209,765
5.875% 3/1/18	200,000	214,359
6.875% 1/20/40	450,000	447,971
7.875% 3/15/19	400,000	458,223

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petro-Canada
5.95% 5/15/35	200,000	$230,857
6.80% 5/15/38	100,000	127,019
9.25% 10/15/21	50,000	68,180
Petrohawk Energy
6.25% 6/1/19	100,000	109,000
7.25% 8/15/18	300,000	319,050
Petroleos Mexicanos
#144A 3.125% 1/23/19	80,000	82,120
3.50% 7/18/18	200,000	208,000
3.50% 1/30/23	300,000	283,050
4.875% 1/24/22	250,000	261,875
4.875% 1/18/24	500,000	517,500
5.50% 1/21/21	400,000	439,000
6.00% 3/5/20	260,000	294,125
#144A 6.375% 1/23/45	109,000	117,856
6.50% 6/2/41	800,000	880,000
8.00% 5/3/19	550,000	673,750
Phillips 66
2.95% 5/1/17	450,000	469,774
5.875% 5/1/42	250,000	290,297
Pioneer Natural Resources 3.95% 7/15/22	100,000	102,286
Plains All American Pipeline
3.95% 9/15/15	200,000	209,197
4.30% 1/31/43	100,000	92,070
5.15% 6/1/42	200,000	209,038
5.75% 1/15/20	100,000	114,974
6.65% 1/15/37	125,000	154,199
8.75% 5/1/19	150,000	191,913
Plains Exploration & Production 6.875% 2/15/23	300,000	335,250
Shell International Finance
0.625% 12/4/15	250,000	250,277
0.90% 11/15/16	200,000	200,749
1.125% 8/21/17	500,000	497,377
2.00% 11/15/18	300,000	301,231
2.375% 8/21/22	250,000	235,829
3.10% 6/28/15	200,000	206,661
3.25% 9/22/15	200,000	208,995
3.40% 8/12/23	650,000	652,605
4.30% 9/22/19	200,000	221,026
4.375% 3/25/20	75,000	82,428
4.55% 8/12/43	100,000	103,783
5.50% 3/25/40	100,000	117,427
6.375% 12/15/38	300,000	388,080
Southwestern Energy 4.10% 3/15/22	200,000	205,889
Spectra Energy Capital
2.95% 6/15/16	100,000	103,976
2.95% 9/25/18	350,000	357,156
5.65% 3/1/20	100,000	110,732
7.50% 9/15/38	350,000	421,423

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil
1.15% 5/15/18	250,000	$243,321
2.45% 1/17/23	200,000	187,857
2.65% 1/15/24	100,000	93,725
3.15% 1/23/22	200,000	200,968
3.70% 3/1/24	600,000	612,518
3.95% 5/15/43	250,000	233,527
4.80% 11/8/43	150,000	160,881
5.10% 8/17/40	200,000	221,342
5.25% 4/15/19	250,000	285,034
7.15% 1/15/29	25,000	33,216
Suncor Energy
6.10% 6/1/18	150,000	173,416
6.50% 6/15/38	250,000	309,965
6.85% 6/1/39	100,000	129,035
7.15% 2/1/32	25,000	32,910
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	190,492
6.85% 2/15/40	100,000	120,059
Talisman Energy
3.75% 2/1/21	250,000	248,956
7.75% 6/1/19	125,000	151,148
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	197,850
Tosco 8.125% 2/15/30	100,000	145,103
Total Capital
2.30% 3/15/16	100,000	103,241
3.00% 6/24/15	100,000	103,130
3.125% 10/2/15	100,000	103,949
4.125% 1/28/21	100,000	107,531
4.45% 6/24/20	100,000	110,104
Total Capital Canada
1.45% 1/15/18	200,000	198,781
2.75% 7/15/23	300,000	284,363
Total Capital International
1.00% 8/12/16	200,000	201,143
1.00% 1/10/17	500,000	502,253
1.55% 6/28/17	150,000	151,595
2.70% 1/25/23	200,000	190,009
2.875% 2/17/22	200,000	196,196
3.70% 1/15/24	100,000	102,062
TransCanada PipeLines
0.75% 1/15/16	200,000	200,230
2.50% 8/1/22	150,000	140,595
3.40% 6/1/15	200,000	206,599
3.75% 10/16/23	150,000	151,446
3.80% 10/1/20	100,000	105,193
4.625% 3/1/34	200,000	205,087
6.10% 6/1/40	100,000	120,243
•6.35% 5/15/67	150,000	155,775
6.50% 8/15/18	200,000	236,102
7.25% 8/15/38	100,000	134,239
7.625% 1/15/39	250,000	350,264

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	$94,147
Valero Energy
6.125% 2/1/20	65,000	75,570
6.625% 6/15/37	300,000	362,204
7.50% 4/15/32	100,000	128,342
9.375% 3/15/19	200,000	260,529
Western Gas Partners
4.00% 7/1/22	150,000	148,947
5.45% 4/1/44	100,000	102,317
Williams
3.70% 1/15/23	139,000	126,371
8.75% 3/15/32	109,000	131,724
Williams Partners
4.00% 11/15/21	100,000	101,843
4.30% 3/4/24	195,000	196,258
5.25% 3/15/20	200,000	220,495
6.30% 4/15/40	170,000	193,826
XTO Energy 6.50% 12/15/18	100,000	120,453

		57,099,697

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
5.00% 1/21/21	100,000	103,251
5.625% 4/20/15	100,000	104,199
Domtar 4.40% 4/1/22	100,000	99,804
Georgia-Pacific 8.00% 1/15/24	250,000	329,106
International Paper
4.75% 2/15/22	200,000	216,597
6.00% 11/15/41	135,000	155,334
7.30% 11/15/39	100,000	130,890
7.50% 8/15/21	80,000	100,798
7.95% 6/15/18	300,000	367,252
9.375% 5/15/19	100,000	130,709
Plum Creek Timberlands 4.70% 3/15/21	100,000	105,242
Westvaco 8.20% 1/15/30	150,000	187,751

		2,030,933

Personal Products–0.01%
Avon Products
5.00% 3/15/23	100,000	100,360
6.50% 3/1/19	100,000	111,720

		212,080

Pharmaceuticals–0.87%
Abbott Laboratories
5.125% 4/1/19	478,000	542,420
5.30% 5/27/40	250,000	289,833
6.00% 4/1/39	50,000	61,784
6.15% 11/30/37	50,000	62,944
AbbVie
1.20% 11/6/15	400,000	403,572

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
1.75% 11/6/17	750,000	$753,023
2.90% 11/6/22	500,000	482,246
4.40% 11/6/42	300,000	294,667
Allergan
1.35% 3/15/18	50,000	48,946
5.75% 4/1/16	100,000	109,869
AstraZeneca
4.00% 9/18/42	150,000	139,316
5.90% 9/15/17	350,000	402,685
6.45% 9/15/37	450,000	567,078
Bristol-Myers Squibb
1.75% 3/1/19	200,000	196,505
2.00% 8/1/22	100,000	91,084
3.25% 8/1/42	100,000	81,743
5.875% 11/15/36	195,000	234,950
6.125% 5/1/38	103,000	128,664
GlaxoSmithKline Capital
0.70% 3/18/16	200,000	200,136
0.75% 5/8/15	250,000	251,135
2.80% 3/18/23	150,000	144,117
2.85% 5/8/22	750,000	733,523
5.375% 4/15/34	100,000	114,614
5.65% 5/15/18	450,000	516,767
6.375% 5/15/38	450,000	574,847
Johnson & Johnson
1.65% 12/5/18	300,000	298,570
2.15% 5/15/16	400,000	412,976
2.95% 9/1/20	100,000	103,632
3.55% 5/15/21	100,000	106,741
4.375% 12/5/33	83,000	87,352
4.85% 5/15/41	100,000	109,924
5.15% 7/15/18	250,000	285,629
5.85% 7/15/38	100,000	124,413
Lilly (Eli)
1.95% 3/15/19	250,000	248,283
5.20% 3/15/17	140,000	156,599
5.50% 3/15/27	100,000	117,265
5.95% 11/15/37	100,000	121,763
Merck
0.70% 5/18/16	125,000	125,197
1.10% 1/31/18	150,000	147,192
1.30% 5/18/18	100,000	97,877
2.25% 1/15/16	100,000	103,003
2.40% 9/15/22	150,000	140,544
2.80% 5/18/23	250,000	237,944
3.60% 9/15/42	100,000	88,107
3.875% 1/15/21	100,000	106,855
4.00% 6/30/15	200,000	208,589
4.15% 5/18/43	242,000	232,839
5.00% 6/30/19	100,000	113,223

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck (continued)
5.85% 6/30/39	100,000	$121,769
6.00% 9/15/17	50,000	57,603
6.40% 3/1/28	50,000	62,405
6.50% 12/1/33	200,000	261,103
6.55% 9/15/37	200,000	260,366
Mylan
2.55% 3/28/19	75,000	74,283
2.60% 6/24/18	200,000	201,703
5.40% 11/29/43	133,000	138,576
Novartis Capital
2.40% 9/21/22	250,000	236,707
2.90% 4/24/15	300,000	308,371
3.40% 5/6/24	250,000	250,227
3.70% 9/21/42	150,000	136,195
4.40% 4/24/20	100,000	109,990
4.40% 5/6/44	250,000	253,309
Novartis Securities Investment 5.125% 2/10/19	400,000	454,618
Perrigo
#144A 1.30% 11/8/16	206,000	205,711
#144A 4.00% 11/15/23	250,000	250,399
Pfizer
0.90% 1/15/17	500,000	498,577
1.50% 6/15/18	250,000	246,712
3.00% 6/15/23	200,000	194,346
4.30% 6/15/43	100,000	99,155
6.20% 3/15/19	400,000	474,099
7.20% 3/15/39	300,000	417,788
Sanofi 1.25% 4/10/18	91,000	89,114
Sanofi-Aventis
2.625% 3/29/16	350,000	363,885
4.00% 3/29/21	325,000	349,398
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	162,948
3.00% 6/15/15	125,000	128,451
6.15% 2/1/36	100,000	113,993
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	239,091
3.65% 11/10/21	250,000	250,829
Watson Pharmaceuticals
3.25% 10/1/22	250,000	240,107
4.625% 10/1/42	125,000	119,916
6.125% 8/15/19	45,000	51,857
Wyeth
5.50% 2/15/16	400,000	436,286
5.95% 4/1/37	350,000	425,034
6.00% 2/15/36	100,000	122,622
6.50% 2/1/34	100,000	127,877
Zoetis
1.15% 2/1/16	20,000	20,089

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis (continued)
3.25% 2/1/23	163,000	$157,521
4.70% 2/1/43	150,000	149,028

		20,063,043

Professional Services–0.01%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,376
Verisk Analytics 4.125% 9/12/22	100,000	100,819

		157,195

Real Estate Investment Trusts–0.61%
American Tower
3.50% 1/31/23	250,000	236,852
4.50% 1/15/18	200,000	215,876
4.625% 4/1/15	250,000	259,059
4.70% 3/15/22	225,000	235,484
5.00% 2/15/24	100,000	104,353
5.05% 9/1/20	100,000	107,778
5.90% 11/1/21	65,000	73,005
#ARC Properties Operating Partnership 144A 4.60% 2/6/24	200,000	200,312
AvalonBay Communities
3.625% 10/1/20	200,000	205,965
6.10% 3/15/20	100,000	116,500
BioMed Realty 3.85% 4/15/16	100,000	105,255
Boston Properties
3.70% 11/15/18	100,000	106,185
3.85% 2/1/23	125,000	126,280
4.125% 5/15/21	250,000	263,233
5.00% 6/1/15	100,000	104,837
5.625% 11/15/20	150,000	171,564
5.875% 10/15/19	100,000	115,513
Brandywine Operating Partnership 4.95% 4/15/18	100,000	108,159
BRE Properties 3.375% 1/15/23	250,000	237,454
Camden Property Trust
4.25% 1/15/24	67,000	68,636
4.625% 6/15/21	100,000	107,674
CBL & Associates 5.25% 12/1/23	67,000	69,071
CubeSmart 4.375% 12/15/23	100,000	100,970
DDR
3.50% 1/15/21	150,000	149,158
7.50% 4/1/17	200,000	231,730
Digital Realty Trust
4.50% 7/15/15	100,000	103,647
5.25% 3/15/21	100,000	105,288
Duke Realty
4.375% 6/15/22	100,000	101,989
6.75% 3/15/20	50,000	58,406
Entertainment Properties Trust 5.75% 8/15/22	100,000	106,121
EPR Properties 5.25% 7/15/23	75,000	76,351

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
ERP Operating
4.625% 12/15/21	150,000	$162,419
4.75% 7/15/20	100,000	109,673
5.125% 3/15/16	100,000	108,199
6.584% 4/13/15	250,000	265,439
Essex Portfolio 3.25% 5/1/23	100,000	93,903
Federal Realty Investment Trust 2.75% 6/1/23	100,000	93,642
HCP
2.625% 2/1/20	200,000	195,630
3.75% 2/1/16	55,000	57,922
3.75% 2/1/19	100,000	105,479
4.25% 11/15/23	186,000	190,488
5.375% 2/1/21	200,000	224,240
6.30% 9/15/16	125,000	140,620
Health Care REIT
3.625% 3/15/16	100,000	105,066
4.50% 1/15/24	250,000	257,971
5.25% 1/15/22	100,000	110,327
6.125% 4/15/20	135,000	154,940
6.20% 6/1/16	50,000	55,379
6.50% 3/15/41	250,000	305,555
Healthcare Realty Trust
5.75% 1/15/21	200,000	221,861
6.50% 1/17/17	100,000	112,918
Hospitality Properties Trust
5.00% 8/15/22	300,000	312,464
5.625% 3/15/17	100,000	109,568
Host Hotels & Resorts
4.75% 3/1/23	150,000	156,854
5.25% 3/15/22	400,000	435,925
Kilroy Realty 4.80% 7/15/18	100,000	107,941
Kimco Realty 6.875% 10/1/19	150,000	178,852
Liberty Property
4.125% 6/15/22	50,000	50,798
4.40% 2/15/24	100,000	101,887
5.50% 12/15/16	100,000	110,137
6.625% 10/1/17	50,000	57,432
Mack-Cali Realty 7.75% 8/15/19	100,000	118,812
Mid-America Apartments 4.30% 10/15/23	50,000	50,538
National Retail Properties
3.30% 4/15/23	100,000	94,522
5.50% 7/15/21	100,000	111,848
Omega Healthcare Investors
#144A 4.95% 4/1/24	57,000	56,075
6.75% 10/15/22	100,000	109,500
ProLogis
4.25% 8/15/23	150,000	152,848
4.50% 8/15/17	100,000	108,255
6.625% 5/15/18	89,000	103,652
6.875% 3/15/20	104,000	122,971

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income
4.65% 8/1/23	100,000	$104,833
5.75% 1/15/21	100,000	113,479
5.875% 3/15/35	50,000	56,120
5.95% 9/15/16	110,000	121,829
Regency Centers 4.80% 4/15/21	100,000	107,144
Senior Housing Properties Trust 4.30% 1/15/16	100,000	104,019
Simon Property Group
3.375% 3/15/22	150,000	151,890
4.125% 12/1/21	300,000	320,233
5.25% 12/1/16	200,000	220,248
5.65% 2/1/20	200,000	232,085
6.75% 2/1/40	300,000	395,165
10.35% 4/1/19	200,000	270,950
Tanger Properties 3.875% 12/1/23	100,000	99,801
UDR
4.25% 6/1/18	100,000	106,927
4.625% 1/10/22	100,000	106,094
Ventas Realty
2.70% 4/1/20	100,000	97,471
4.00% 4/30/19	200,000	212,189
4.25% 3/1/22	200,000	207,967
4.75% 6/1/21	100,000	107,937
Vornado Realty 4.25% 4/1/15	100,000	102,671
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	97,805
Weingarten Realty Investors 3.375% 10/15/22	150,000	141,931
Weyerhaeuser
4.625% 9/15/23	250,000	261,201
7.375% 3/15/32	250,000	322,213

		14,157,457

Real Estate Management & Development–0.01%
Jones Lang LaSalle 4.40% 11/15/22	100,000	97,894
WP Carey 4.60% 4/1/24	100,000	100,159

		198,053

Road & Rail–0.32%
Burlington Northern Santa Fe
3.00% 3/15/23	100,000	94,565
3.05% 3/15/22	150,000	145,966
3.45% 9/15/21	200,000	202,946
3.85% 9/1/23	100,000	101,551
4.10% 6/1/21	100,000	105,523
4.40% 3/15/42	100,000	95,192
4.45% 3/15/43	100,000	95,743
4.95% 9/15/41	100,000	103,468
5.05% 3/1/41	100,000	105,767
5.15% 9/1/43	150,000	159,594
5.65% 5/1/17	350,000	393,594

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Burlington Northern Santa Fe (continued)
5.75% 5/1/40	200,000	$230,012
6.15% 5/1/37	100,000	119,952
7.95% 8/15/30	100,000	135,961
Canadian National Railway
4.50% 11/7/43	75,000	76,973
5.55% 3/1/19	200,000	230,354
5.85% 11/15/17	150,000	171,437
6.20% 6/1/36	100,000	125,951
6.25% 8/1/34	100,000	124,975
Canadian Pacific Railway
4.45% 3/15/23	100,000	105,986
7.125% 10/15/31	150,000	191,417
7.25% 5/15/19	65,000	78,709
Con-way 7.25% 1/15/18	100,000	116,699
CSX
3.70% 10/30/20	275,000	284,965
3.70% 11/1/23	94,000	93,253
4.10% 3/15/44	100,000	91,593
4.40% 3/1/43	200,000	191,748
5.50% 4/15/41	200,000	223,319
6.15% 5/1/37	120,000	143,752
6.22% 4/30/40	100,000	121,825
7.375% 2/1/19	100,000	121,799
GATX
2.50% 3/15/19	167,000	165,411
5.20% 3/15/44	50,000	51,600
Kansas City Southern de Mexico de CV 2.35% 5/15/20	150,000	141,697
#Kansas City Southern Railway 144A 4.30% 5/15/43	100,000	91,015
Norfolk Southern
2.903% 2/15/23	121,000	115,359
3.00% 4/1/22	118,000	115,129
3.25% 12/1/21	100,000	100,858
3.85% 1/15/24	150,000	152,636
4.80% 8/15/43	125,000	128,945
4.837% 10/1/41	111,000	114,009
5.75% 4/1/18	100,000	114,094
5.90% 6/15/19	100,000	116,021
6.00% 5/23/11	100,000	114,595
7.70% 5/15/17	240,000	284,702
Ryder System
2.50% 3/1/17	200,000	204,545
5.85% 11/1/16	100,000	110,944
Union Pacific
3.646% 2/15/24	185,000	184,790
4.00% 2/1/21	65,000	69,193
4.163% 7/15/22	190,000	201,220
4.75% 9/15/41	200,000	205,509
4.75% 12/15/43	105,000	108,344

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific (continued)
4.821% 2/1/44	25,000	$26,178

		7,501,383

Semiconductors & Semiconductor Equipment–0.14%
Altera 2.50% 11/15/18	250,000	250,685
Analog Devices 3.00% 4/15/16	100,000	103,902
Applied Materials 5.85% 6/15/41	100,000	113,674
Broadcom 2.50% 8/15/22	250,000	230,119
Intel
1.35% 12/15/17	400,000	397,648
1.95% 10/1/16	200,000	205,644
2.70% 12/15/22	150,000	143,464
3.30% 10/1/21	254,000	260,293
4.00% 12/15/32	250,000	243,522
4.25% 12/15/42	250,000	237,994
4.80% 10/1/41	172,000	178,403
KLA-Tencor 6.90% 5/1/18	100,000	117,351
Maxim Integrated Products
2.50% 11/15/18	200,000	199,595
3.375% 3/15/23	100,000	94,977
National Semiconductor 3.95% 4/15/15	100,000	103,578
Texas Instruments
1.65% 8/3/19	100,000	96,624
2.25% 5/1/23	250,000	227,714
2.375% 5/16/16	100,000	103,592

		3,308,779

Software–0.26%
Adobe Systems 4.75% 2/1/20	85,000	93,581
Autodesk 1.95% 12/15/17	100,000	100,377
CA
2.875% 8/15/18	150,000	152,270
5.375% 12/1/19	100,000	111,964
Intuit 5.75% 3/15/17	100,000	112,361
Microsoft
1.625% 9/25/15	300,000	305,387
2.375% 5/1/23	150,000	140,322
3.00% 10/1/20	300,000	309,368
3.50% 11/15/42	150,000	130,324
3.625% 12/15/23	300,000	308,363
4.20% 6/1/19	200,000	220,886
4.50% 10/1/40	100,000	102,329
4.875% 12/15/43	100,000	108,434
5.20% 6/1/39	200,000	224,809
5.30% 2/8/41	400,000	454,232
Oracle
1.20% 10/15/17	350,000	347,548
2.375% 1/15/19	200,000	202,611
2.50% 10/15/22	550,000	518,314
3.875% 7/15/20	100,000	106,767
5.00% 7/8/19	250,000	282,528

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
5.25% 1/15/16	200,000	$216,601
5.375% 7/15/40	400,000	454,200
5.75% 4/15/18	375,000	432,114
6.125% 7/8/39	150,000	184,961
6.50% 4/15/38	200,000	256,256
Symantec
3.95% 6/15/22	150,000	148,961
4.20% 9/15/20	100,000	104,323

		6,130,191

Specialty Retail–0.21%
Advance Auto Parts
4.50% 1/15/22	100,000	103,887
4.50% 12/1/23	100,000	102,629
AutoZone
2.875% 1/15/23	100,000	93,290
4.00% 11/15/20	75,000	78,293
Gap 5.95% 4/12/21	150,000	169,134
Home Depot
2.25% 9/10/18	143,000	144,743
2.70% 4/1/23	150,000	143,052
3.75% 2/15/24	200,000	204,720
4.20% 4/1/43	150,000	145,565
4.40% 4/1/21	100,000	110,103
4.875% 2/15/44	96,000	102,465
5.40% 3/1/16	450,000	490,483
5.40% 9/15/40	100,000	113,480
5.875% 12/16/36	350,000	422,994
5.95% 4/1/41	100,000	121,794
Lowe’s
1.625% 4/15/17	150,000	152,044
3.12% 4/15/22	100,000	99,792
3.875% 9/15/23	200,000	206,505
4.625% 4/15/20	150,000	165,262
4.65% 4/15/42	100,000	101,385
5.40% 10/15/16	200,000	222,411
5.80% 10/15/36	200,000	233,104
5.80% 4/15/40	20,000	23,515
6.65% 9/15/37	100,000	128,184
O’Reilly Automotive
3.80% 9/1/22	100,000	98,585
4.875% 1/14/21	45,000	48,260
QVC 4.375% 3/15/23	600,000	592,364
TJX
2.50% 5/15/23	100,000	92,849
4.20% 8/15/15	50,000	52,428
6.95% 4/15/19	55,000	65,343

		4,828,663

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	$92,495
3.625% 5/1/43	100,000	89,145
Ralph Lauren 2.125% 9/26/18	50,000	49,997
VF 6.00% 10/15/33	150,000	175,143

		406,780

Thrift & Mortgage Finance–0.01%
People’s United Financial
3.65% 12/6/22	150,000	147,263
Santander Holdings USA
3.00% 9/24/15	40,000	41,208
4.625% 4/19/16	100,000	106,727

		295,198

Tobacco–0.23%
Altria Group
2.85% 8/9/22	200,000	188,024
4.00% 1/31/24	89,000	89,349
4.125% 9/11/15	400,000	419,312
4.50% 5/2/43	100,000	92,216
4.75% 5/5/21	200,000	218,596
5.375% 1/31/44	63,000	66,109
9.70% 11/10/18	119,000	156,353
9.95% 11/10/38	113,000	181,852
10.20% 2/6/39	97,000	159,660
Lorillard Tobacco
2.30% 8/21/17	100,000	102,117
3.50% 8/4/16	45,000	47,446
3.75% 5/20/23	200,000	188,871
8.125% 6/23/19	100,000	123,741
8.125% 5/1/40	100,000	128,927
Philip Morris International
1.875% 1/15/19	500,000	494,069
2.50% 5/16/16	250,000	259,530
2.90% 11/15/21	250,000	247,138
3.60% 11/15/23	600,000	599,044
4.125% 3/4/43	150,000	138,415
4.375% 11/15/41	200,000	191,755
4.50% 3/26/20	100,000	109,725
4.50% 3/20/42	100,000	98,263
5.65% 5/16/18	300,000	344,283
6.375% 5/16/38	150,000	185,737
Reynolds American
4.75% 11/1/42	125,000	117,360
4.85% 9/15/23	225,000	236,138
6.15% 9/15/43	125,000	141,540

		5,325,570

Trading Companies & Distributors–0.00%
GATX 3.90% 3/30/23	101,000	101,233

		101,233

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.21%
Alltel 7.875% 7/1/32	100,000	$135,142
America Movil
2.375% 9/8/16	400,000	413,600
3.125% 7/16/22	200,000	191,325
4.375% 7/16/42	200,000	177,868
5.00% 3/30/20	200,000	220,127
6.125% 11/15/37	150,000	170,101
6.125% 3/30/40	250,000	284,637
6.375% 3/1/35	25,000	28,946
Rogers Communications
3.00% 3/15/23	125,000	117,659
4.10% 10/1/23	300,000	308,095
4.50% 3/15/43	100,000	93,682
5.00% 3/15/44	100,000	101,069
6.80% 8/15/18	150,000	178,322
7.50% 8/15/38	25,000	32,568
Vodafone Group
1.50% 2/19/18	350,000	344,445
2.50% 9/26/22	300,000	275,042
2.95% 2/19/23	225,000	211,356
4.375% 2/19/43	150,000	135,725
5.45% 6/10/19	200,000	228,769
5.625% 2/27/17	300,000	337,044
6.15% 2/27/37	700,000	796,423
7.875% 2/15/30	100,000	134,125

		4,916,070

Total Corporate Bonds (Cost $538,062,411)		560,997,455

MUNICIPAL BONDS–0.86%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	58,499
7.834% 2/15/41	55,000	74,604
8.084% 2/15/50	800,000	1,147,560
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	257,962
Series S1 6.793% 4/1/30	100,000	120,553
Series S1 6.918% 4/1/40	100,000	130,160
Series S1 7.043% 4/1/50	100,000	134,967
California State 3.95% 11/1/15	100,000	105,382
California State Taxable Build America Bonds
6.65% 3/1/22	200,000	240,734
7.30% 10/1/39	1,100,000	1,473,197
7.50% 4/1/34	325,000	438,685
7.55% 4/1/39	600,000	834,288
7.60% 11/1/40	80,000	112,663
7.625% 3/1/40	85,000	118,734
7.95% 3/1/36	100,000	117,783

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
California State Various Purposes
5.75% 3/1/17	100,000	$112,701
5.95% 4/1/16	35,000	38,545
6.20% 10/1/19	100,000	118,482
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	57,034
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	102,938
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	118,353
Series B 6.899% 12/1/40	40,000	47,341
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	109,518
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	53,881
Series C 6.82% 7/1/45	75,000	98,825
Commonwealth of Massachusetts Consolidated Loan Taxable Build Americia Bonds 5.456% 12/1/39	100,000	114,639
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	109,026
Series E 4.20% 12/1/21	100,000	107,512
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	116,961
Series D 5.09% 10/1/30	200,000	212,490
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	247,046
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF)	100,000	115,187
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	107,730
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	121,026
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	110,126
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	172,377
Illinois State
4.961% 3/1/16	100,000	107,027
5.665% 3/1/18	250,000	277,527
Illinois State Taxable Pension 4.35% 6/1/18	500,000	529,850

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Illinois State Taxable Pension (continued)
4.95% 6/1/23	100,000	$104,525
5.10% 6/1/33	800,000	790,344
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	116,958
Los Angeles, California Community College District
6.60% 8/1/42	100,000	131,282
6.75% 8/1/49	100,000	135,486
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	123,622
7.618% 8/1/40	100,000	128,730
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	30,472
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	29,564
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	407,780
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	77,127
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	59,497
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	116,029
6.668% 11/15/39	130,000	164,889
Series E 6.814% 11/15/40	500,000	645,700
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	111,229
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	139,044
Taxable 6.637% 4/1/57	150,000	170,033
Taxable 7.055% 4/1/57	100,000	107,985
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL-RE)	225,000	286,873
^Series B 6.23% 2/15/22 (AGM)	200,000	144,330
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	126,516
Series C 5.754% 12/15/28	100,000	113,877
Series C 6.104% 12/15/28	200,000	222,024
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	475,923
Series F 7.414% 1/1/40	90,000	126,305

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York 5.517% 10/1/37	85,000	$95,642
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	77,400
5.75% 6/15/41	100,000	119,490
5.79% 6/15/41	200,000	213,252
5.952% 6/15/42	100,000	122,922
6.011% 6/15/42	35,000	43,323
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	108,254
Series F-1 6.271% 12/1/37	100,000	122,683
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	233,658
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	76,099
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	115,404
5.60% 3/15/40	100,000	116,520
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	58,218
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	108,188
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL-RE)	250,000	286,353
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	88,947
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	108,399
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	107,077
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	223,576
Series B 5.511% 12/1/45	150,000	166,915
Series B 6.105% 12/1/39	100,000	118,543
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	100,937
Port Authority of New York & New Jersey Series 181 4.96% 8/1/46	156,250	163,019
Port Authority of New York & New Jersey Taxable
(160th) 5.647% 11/1/40	250,000	287,863
(174th) 4.458% 10/1/62	250,000	234,397
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	112,767

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	$182,929
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	64,793
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	250,595
5.985% 2/1/39	50,000	61,395
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	122,707
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	124,464
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	119,739
Series B 6.00% 11/1/40	100,000	119,475
Texas State Taxable Build Americia Bonds 5.517% 4/1/39	100,000	119,021
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	228,698
University of California Build Americia Bonds Series H 6.548% 5/15/48	100,000	123,554
University of California Taxable Series AD 4.858% 5/15/11	250,000	236,410
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	112,534
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	123,156
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	97,328
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	64,778
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	101,453
Series D 4.554% 7/1/24	60,000	65,996
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	111,859
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	56,611
Washington State Taxable Build America Bonds Series D 5.481% 8/1/39	50,000	57,718

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Washington State Taxable Build America Bonds (continued)
Series F 5.09% 8/1/33	100,000	$110,970

Total Municipal Bonds (Cost $17,963,076)		20,024,086

NON-AGENCY ASSET-BACKED SECURITIES–0.45%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	250,000	275,034
Capital Auto Receivables Asset Trust Series 2013-3 A4 1.68% 4/20/18	1,770,000	1,784,712
Carmax Auto Owner Trust
Series 2013-2 A3 0.64% 1/16/18	400,000	400,306
Series 2013-2 A4 0.84% 11/15/18	750,000	743,466
Series 2013-3 A4 1.49% 1/15/19	400,000	402,868
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	400,000	423,287
Chase Issuance Trust Series 2012-A8 A8 0.54% 10/16/17	750,000	749,916
Citibank Credit Card Issuance Trust
Series 2005-A9 A9 5.10% 11/20/17	200,000	214,582
Series 2006-A3 A3 5.30% 3/15/18	250,000	272,378
Series 2007-A3 A3 6.15% 6/15/39	750,000	883,434
Series 2008-A1 A1 5.35% 2/7/20	150,000	170,057
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	854,333
Hyundai Auto Receivables Trust
Series 2012-B A4 0.81% 3/15/18	250,000	251,004
Series 2013-B A3 0.71% 9/15/17	147,000	147,445
Santander Drive Auto Receivables Trust Series 2012-4 C 2.94% 12/15/17	2,000,000	2,060,380
World Financial Network Credit Card Master Trust Series 2013-B A 0.91% 3/16/20	750,000	747,637

Total Non-Agency Asset-Backed Securities (Cost $10,356,441)		10,380,839

ΔREGIONAL BONDS–0.40%
Canada–0.38%
British Columbia Province
1.20% 4/25/17	200,000	200,940
2.00% 10/23/22	150,000	139,652
2.10% 5/18/16	200,000	206,422
2.85% 6/15/15	100,000	103,097
6.50% 1/15/26	100,000	128,877
7.25% 9/1/36	100,000	142,385
Manitoba Province
1.30% 4/3/17	250,000	251,813
2.10% 9/6/22	63,000	58,919
4.90% 12/6/16	300,000	331,818
New Brunswick Province
2.75% 6/15/18	200,000	207,734

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Nova Scotia Province
2.375% 7/21/15	200,000	$204,896
5.125% 1/26/17	50,000	55,724
Ontario Province
0.95% 5/26/15	600,000	604,577
1.00% 7/22/16	300,000	301,735
1.10% 10/25/17	500,000	495,080
1.20% 2/14/18	100,000	98,677
1.60% 9/21/16	400,000	407,466
1.65% 9/27/19	100,000	97,034
1.875% 9/15/15	200,000	204,276
2.00% 9/27/18	300,000	302,215
2.30% 5/10/16	300,000	310,528
2.45% 6/29/22	150,000	142,843
2.70% 6/16/15	300,000	308,588
3.00% 7/16/18	200,000	210,298
3.15% 12/15/17	250,000	264,979
4.00% 10/7/19	200,000	217,871
4.40% 4/14/20	400,000	442,388
5.45% 4/27/16	300,000	329,921
Quebec Province
2.625% 2/13/23	350,000	331,984
3.50% 7/29/20	300,000	315,802
4.60% 5/26/15	150,000	157,306
4.625% 5/14/18	200,000	223,533
5.00% 3/1/16	300,000	325,479
7.50% 7/15/23	200,000	261,455
7.50% 9/15/29	175,000	242,858
Saskatchewan Province
8.50% 7/15/22	100,000	136,546

		8,765,716

Italy–0.01%
Region of Lombardy 5.804% 10/25/32	100,000	99,691

		99,691

Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	108,134
5.00% 5/16/17	200,000	223,031

		331,165

Total Regional Bonds (Cost $9,017,265)		9,196,572

ΔSOVEREIGN BONDS–1.69%
Brazil–0.22%
Brazilian Government International Bond 4.25% 1/7/25	1,140,000	1,104,375
Republic of Brazil 4.875% 1/22/21	600,000	640,800

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Republic of Brazil (continued)
5.625% 1/7/41	325,000	$330,850
6.00% 1/17/17	500,000	556,750
7.125% 1/20/37	600,000	722,250
8.00% 1/15/18	88,889	99,444
8.25% 1/20/34	150,000	199,500
8.75% 2/4/25	271,000	365,173
8.875% 10/14/19	200,000	258,000
8.875% 4/15/24	100,000	135,000
10.125% 5/15/27	226,000	343,520
11.00% 8/17/40	300,000	340,125

		5,095,787

Canada–0.10%
Canada Government 0.875% 2/14/17	500,000	500,083
Canada Government International Bond 1.625% 2/27/19	800,000	795,651
Export Development Canada
0.625% 12/15/16	500,000	497,217
0.75% 12/15/17	200,000	196,258
2.25% 5/28/15	300,000	306,856

		2,296,065

Chile–0.02%
Chile Government International Bond
2.25% 10/30/22	100,000	92,000
3.875% 8/5/20	250,000	266,875

		358,875

Colombia–0.11%
Republic of Colombia
2.625% 3/15/23	200,000	180,500
4.00% 2/26/24	250,000	248,125
6.125% 1/18/41	200,000	225,500
7.375% 3/18/19	700,000	845,250
7.375% 9/18/37	500,000	643,750
8.125% 5/21/24	250,000	326,250

		2,469,375

Israel–0.05%
Israel Government
3.15% 6/30/23	200,000	194,700
4.00% 6/30/22	150,000	157,350
4.50% 1/30/43	200,000	186,280
5.125% 3/26/19	175,000	198,660
5.50% 11/9/16	100,000	111,950
Israel Government AID Bond 5.50% 4/26/24	200,000	238,488

		1,087,428

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–0.09%
Republic of Italy
4.75% 1/25/16	200,000	$212,985
5.25% 9/20/16	400,000	433,977
5.375% 6/12/17	200,000	219,370
5.375% 6/15/33	800,000	885,060
6.875% 9/27/23	350,000	427,945

		2,179,337

Japan–0.11%
Development Bank of Japan 5.125% 2/1/17	200,000	222,512
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	249,308
1.75% 7/31/18	500,000	499,327
1.75% 11/13/18	500,000	497,127
2.25% 7/13/16	200,000	206,689
2.50% 1/21/16	200,000	206,648
2.50% 5/18/16	400,000	414,691
3.375% 7/31/23	200,000	202,432

		2,498,734

Mexico–0.19%
Mexico Government International Bond
3.50% 1/21/21	120,000	121,800
3.625% 3/15/22	868,000	871,038
4.00% 10/2/23	550,000	556,187
4.75% 3/8/44	1,000,000	955,000
5.625% 1/15/17	250,000	278,750
5.75% 10/12/10	500,000	493,750
6.05% 1/11/40	475,000	542,687
6.75% 9/27/34	500,000	612,500

		4,431,712

Panama–0.04%
Panama Government International Bond
5.20% 1/30/20	300,000	333,600
6.70% 1/26/36	200,000	236,000
7.125% 1/29/26	100,000	124,250
8.875% 9/30/27	100,000	139,000
9.375% 4/1/29	100,000	142,300

		975,150

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	106,750
6.55% 3/14/37	500,000	603,750
7.125% 3/30/19	225,000	272,531
7.35% 7/21/25	100,000	129,125
8.375% 5/3/16	100,000	114,750
8.75% 11/21/33	200,000	293,000

		1,519,906

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines–0.16%
Republic of Philippines
5.00% 1/13/37	500,000	$546,875
7.75% 1/14/31	1,000,000	1,371,250
8.375% 6/17/19	1,000,000	1,273,750
9.50% 2/2/30	300,000	468,000

		3,659,875

Poland–0.09%
Republic of Poland
3.00% 3/17/23	250,000	234,375
5.00% 3/23/22	500,000	546,875
5.125% 4/21/21	700,000	774,725
6.375% 7/15/19	380,000	446,785

		2,002,760

Republic of Korea–0.02%
Republic of Korea
3.875% 9/11/23	200,000	210,500
5.125% 12/7/16	100,000	110,850
7.125% 4/16/19	200,000	246,000

		567,350

South Africa–0.05%
South Africa Government International Bond
4.665% 1/17/24	250,000	248,750
5.875% 5/30/22	100,000	110,270
5.875% 9/16/25	200,000	215,600
6.25% 3/8/41	100,000	110,125
6.875% 5/27/19	500,000	578,750

		1,263,495

Sweden–0.06%
Svensk Exportkredit
0.625% 9/4/15	600,000	602,120
0.625% 5/31/16	200,000	200,128
1.125% 4/5/18	300,000	294,217
1.75% 10/20/15	55,000	56,124
5.125% 3/1/17	250,000	279,092

		1,431,681

Turkey–0.29%
Turkey Government International Bond
4.875% 4/16/43	500,000	427,500
5.75% 3/22/24	200,000	207,900
6.00% 1/14/41	1,100,000	1,084,875
6.25% 9/26/22	400,000	430,800
6.625% 2/17/45	800,000	847,000
6.75% 4/3/18	1,800,000	1,988,100
7.375% 2/5/25	1,500,000	1,724,250

		6,710,425

Uruguay–0.02%
Uruguay Government International Bond
7.625% 3/21/36	250,000	321,250

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bond (continued)
8.00% 11/18/22	200,000	$254,500

		575,750

Total Sovereign Bonds (Cost $38,962,605)		39,123,705

SUPRANATIONAL BANKS–1.62%
African Development Bank
0.75% 10/18/16	250,000	250,670
0.875% 5/15/17	115,000	114,415
0.875% 3/15/18	250,000	244,746
1.125% 3/15/17	200,000	200,817
1.25% 9/2/16	350,000	354,397
2.50% 3/15/16	100,000	103,921
Andina de Fomento
3.75% 1/15/16	200,000	209,499
4.375% 6/15/22	250,000	258,717
8.125% 6/4/19	140,000	174,953
Asian Development Bank
0.50% 8/17/15	300,000	300,808
1.125% 3/15/17	500,000	502,333
1.375% 3/23/20	200,000	190,926
1.75% 9/11/18	500,000	502,960
1.75% 3/21/19	350,000	348,308
1.875% 4/12/19	300,000	300,735
2.50% 3/15/16	250,000	259,751
5.50% 6/27/16	200,000	221,764
5.593% 7/16/18	200,000	229,782
Council of Europe Development Bank
1.125% 5/31/18	300,000	294,414
1.25% 9/22/16	200,000	202,127
1.50% 2/22/17	100,000	101,379
1.50% 6/19/17	100,000	101,087
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	250,519
1.00% 6/15/18	250,000	245,076
1.00% 9/17/18	150,000	146,048
1.50% 3/16/20	250,000	240,149
1.625% 4/10/18	250,000	251,365
1.625% 11/15/18	500,000	498,918
2.50% 3/15/16	500,000	519,304
2.75% 4/20/15	200,000	205,274
European Investment Bank
0.50% 8/15/16	500,000	497,992
0.625% 4/15/16	2,000,000	2,005,212
0.875% 4/18/17	500,000	498,299
1.00% 7/15/15	225,000	227,093
1.00% 3/15/18	1,000,000	982,436
1.00% 6/15/18	1,000,000	976,888
1.125% 9/15/17	200,000	199,332

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
1.375% 10/20/15	500,000	$507,949
1.625% 9/1/15	700,000	713,199
1.625% 6/15/17	1,000,000	1,016,011
1.875% 3/15/19	500,000	498,636
2.125% 7/15/16	200,000	206,609
2.25% 3/15/16	1,500,000	1,551,247
2.50% 4/15/21	1,500,000	1,493,211
2.875% 9/15/20	350,000	359,827
3.25% 1/29/24	600,000	607,714
4.00% 2/16/21	400,000	436,831
4.875% 2/16/16	300,000	324,625
4.875% 1/17/17	400,000	443,408
4.875% 2/15/36	100,000	115,361
5.125% 5/30/17	500,000	562,395
FMS Wertmanagement
0.625% 4/18/16	200,000	200,393
1.00% 11/21/17	250,000	247,265
1.625% 11/20/18	500,000	497,305
Inter-American Development Bank
0.50% 8/17/15	225,000	225,620
0.875% 11/15/16	200,000	200,260
0.875% 3/15/18	500,000	488,421
1.125% 3/15/17	250,000	251,042
1.375% 7/15/20	250,000	236,939
1.75% 8/24/18	500,000	502,185
2.125% 11/9/20	400,000	396,062
3.00% 10/4/23	500,000	505,939
3.00% 2/21/24	400,000	401,565
3.20% 8/7/42	100,000	84,606
3.875% 2/14/20	200,000	218,724
3.875% 10/28/41	100,000	96,172
4.25% 9/14/15	375,000	396,337
4.375% 1/24/44	56,000	59,026
5.125% 9/13/16	500,000	552,659
International Bank for Reconstruction & Development
0.375% 8/24/15	100,000	100,095
0.50% 4/15/16	500,000	500,165
0.50% 5/16/16	600,000	599,692
0.875% 4/17/17	624,000	622,879
1.00% 9/15/16	750,000	755,769
1.125% 7/18/17	150,000	150,171
1.875% 3/15/19	1,000,000	1,002,577
2.125% 3/15/16	500,000	516,281
2.125% 11/1/20	1,000,000	992,277
2.125% 2/13/23	100,000	96,202
2.375% 5/26/15	300,000	307,471
4.75% 2/15/35	50,000	57,026
5.00% 4/1/16	300,000	326,771
7.625% 1/19/23	100,000	138,009
International Finance
0.50% 5/16/16	150,000	149,669

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance (continued)
0.625% 11/15/16	200,000	$198,992
0.625% 12/21/17	200,000	195,157
0.875% 6/15/18	1,000,000	969,832
1.00% 4/24/17	250,000	250,015
1.125% 11/23/16	300,000	302,645
2.125% 11/17/17	200,000	205,504
2.25% 4/11/16	300,000	310,030
2.75% 4/20/15	150,000	153,780
Nordic Investment Bank
0.50% 4/14/16	375,000	374,941
1.00% 3/7/17	350,000	350,564
2.50% 7/15/15	200,000	205,673
North American Development Bank 4.375% 2/11/20	100,000	108,110

Total Supranational Banks (Cost $37,184,054)		37,550,254

U.S. TREASURY OBLIGATIONS–35.36%
U.S. Treasury Bonds
2.75% 8/15/42	2,600,000	2,220,358
2.75% 11/15/42	3,500,000	2,982,931
2.875% 5/15/43	6,000,000	5,237,814
3.00% 5/15/42	2,850,000	2,570,121
3.125% 11/15/41	4,000,000	3,708,752
3.125% 2/15/42	3,050,000	2,823,870
3.125% 2/15/43	9,000,000	8,284,923
3.50% 2/15/39	2,650,000	2,659,524
3.625% 8/15/43	5,000,000	5,061,720
3.625% 2/15/44	3,000,000	3,035,157
3.75% 8/15/41	3,850,000	4,012,424
3.875% 8/15/40	3,750,000	3,998,437
4.25% 5/15/39	2,350,000	2,661,192
4.25% 11/15/40	4,000,000	4,532,500
4.375% 2/15/38	2,000,000	2,306,094
4.375% 5/15/40	2,500,000	2,887,890
4.375% 5/15/41	2,750,000	3,179,687
4.50% 2/15/36	1,500,000	1,761,093
4.50% 5/15/38	950,000	1,115,804
4.50% 8/15/39	3,350,000	3,941,483
4.625% 2/15/40	4,100,000	4,916,798
4.75% 2/15/37	700,000	850,937
4.75% 2/15/41	3,750,000	4,589,063
5.00% 5/15/37	3,000,000	3,769,218
5.25% 11/15/28	500,000	625,625
5.25% 2/15/29	1,200,000	1,501,781
5.375% 2/15/31	500,000	639,844
5.50% 8/15/28	500,000	639,805
6.00% 2/15/26	750,000	986,484
6.125% 11/15/27	800,000	1,077,500
6.125% 8/15/29	300,000	409,195
6.375% 8/15/27	1,250,000	1,715,820
6.625% 2/15/27	750,000	1,045,488

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.75% 8/15/26	500,000	$700,469
6.875% 8/15/25	1,000,000	1,396,953
7.50% 11/15/24	500,000	721,094
7.625% 2/15/25	500,000	730,156
U.S. Treasury Notes
0.125% 4/30/15	5,000,000	4,999,415
0.25% 5/15/15	3,000,000	3,003,516
0.25% 5/31/15	7,000,000	7,007,791
0.25% 7/15/15	3,000,000	3,002,988
0.25% 7/31/15	2,000,000	2,001,954
0.25% 8/15/15	11,500,000	11,510,327
0.25% 9/15/15	12,000,000	12,005,856
0.25% 10/15/15	3,500,000	3,500,137
0.25% 12/15/15	3,000,000	2,997,069
0.25% 2/29/16	3,000,000	2,992,266
0.375% 4/15/15	5,000,000	5,012,110
0.375% 6/15/15	4,000,000	4,010,624
0.375% 6/30/15	2,000,000	2,005,390
0.375% 8/31/15	35,000,000	35,088,865
0.375% 1/15/16	5,000,000	5,002,930
0.375% 3/15/16	2,500,000	2,498,535
0.50% 7/31/17	9,000,000	8,828,442
0.625% 7/15/16	4,000,000	4,005,468
0.625% 8/15/16	2,000,000	2,000,860
0.625% 10/15/16	5,000,000	4,992,190
0.625% 5/31/17	4,350,000	4,300,214
0.625% 8/31/17	19,600,000	19,269,250
0.625% 9/30/17	2,500,000	2,453,807
0.625% 11/30/17	2,250,000	2,200,077
0.625% 4/30/18	4,000,000	3,875,000
0.75% 10/31/17	15,000,000	14,759,760
0.75% 12/31/17	4,000,000	3,922,500
0.75% 2/28/18	2,500,000	2,442,675
0.875% 11/30/16	5,000,000	5,017,775
0.875% 12/31/16	12,200,000	12,230,024
0.875% 1/31/17	5,000,000	5,006,835
0.875% 2/28/17	6,200,000	6,201,209
0.875% 4/30/17	6,000,000	5,987,346
0.875% 1/31/18	9,500,000	9,346,737
0.875% 7/31/19	1,000,000	949,609
1.00% 8/31/16	4,000,000	4,035,936
1.00% 9/30/16	9,000,000	9,074,529
1.00% 10/31/16	5,250,000	5,289,375
1.00% 5/31/18	2,300,000	2,258,133
1.00% 11/30/19	3,500,000	3,317,619
1.125% 5/31/19	2,000,000	1,932,812
1.125% 4/30/20	17,000,000	16,065,000
1.25% 8/31/15	4,000,000	4,059,844
1.25% 9/30/15	3,000,000	3,045,879
1.25% 10/31/15	4,500,000	4,570,137
1.25% 11/30/18	3,000,000	2,947,851
1.25% 1/31/19	3,750,000	3,674,415

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.375% 11/30/15	7,500,000	$7,634,033
1.375% 6/30/18	3,000,000	2,986,290
1.375% 7/31/18	35,000,000	34,794,935
1.375% 9/30/18	2,000,000	1,982,266
1.375% 11/30/18	3,000,000	2,966,718
1.375% 12/31/18	3,500,000	3,455,704
1.375% 2/28/19	2,000,000	1,967,890
1.375% 1/31/20	3,000,000	2,894,532
1.50% 6/30/16	3,000,000	3,063,282
1.50% 7/31/16	5,000,000	5,106,640
1.50% 8/31/18	6,000,000	5,989,686
1.50% 12/31/18	5,300,000	5,260,457
1.625% 8/15/22	4,500,000	4,185,000
1.625% 11/15/22	6,750,000	6,247,442
1.75% 7/31/15	6,500,000	6,636,097
1.75% 5/31/16	5,000,000	5,133,595
1.75% 10/31/18	2,000,000	2,013,438
1.75% 5/15/22	7,000,000	6,606,523
1.75% 5/15/23	25,000,000	23,163,075
1.875% 6/30/15	7,000,000	7,148,750
1.875% 8/31/17	3,000,000	3,076,407
1.875% 9/30/17	2,000,000	2,049,062
1.875% 10/31/17	2,000,000	2,047,812
2.00% 1/31/16	4,500,000	4,634,910
2.00% 4/30/16	6,000,000	6,190,080
2.00% 11/15/21	4,700,000	4,561,204
2.00% 2/15/22	8,000,000	7,736,248
2.00% 2/15/23	9,150,000	8,702,867
2.125% 5/31/15	7,000,000	7,159,964
2.125% 12/31/15	5,000,000	5,156,150
2.125% 2/29/16	4,000,000	4,132,580
2.125% 8/31/20	9,000,000	8,975,745
2.125% 8/15/21	7,500,000	7,371,975
2.25% 3/31/16	3,000,000	3,108,399
2.25% 11/30/17	3,750,000	3,886,084
2.25% 7/31/18	3,000,000	3,095,157
2.375% 3/31/16	2,000,000	2,077,812
2.375% 7/31/17	2,000,000	2,085,000
2.375% 5/31/18	4,000,000	4,153,908
2.375% 6/30/18	3,000,000	3,113,085
2.50% 4/30/15	7,500,000	7,689,697
2.50% 6/30/17	1,900,000	1,988,840
2.50% 8/15/23	3,250,000	3,203,915
2.625% 2/29/16	2,000,000	2,085,312
2.625% 4/30/16	1,000,000	1,044,883
2.625% 1/31/18	2,000,000	2,099,688
2.625% 4/30/18	3,000,000	3,146,952
2.625% 8/15/20	6,000,000	6,171,564
2.625% 11/15/20	6,500,000	6,668,851
2.75% 11/30/16	2,500,000	2,632,227
2.75% 5/31/17	3,000,000	3,164,649
2.75% 12/31/17	2,000,000	2,109,376

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75% 2/28/18	2,500,000	$2,635,937
2.75% 2/15/19	5,000,000	5,250,195
2.75% 2/15/24	5,000,000	5,011,330
2.875% 3/31/18	3,000,000	3,177,423
3.00% 8/31/16	2,000,000	2,114,376
3.00% 9/30/16	2,000,000	2,116,562
3.00% 2/28/17	2,000,000	2,122,734
3.125% 10/31/16	2,500,000	2,655,370
3.125% 1/31/17	3,500,000	3,725,859
3.125% 4/30/17	2,500,000	2,665,040
3.125% 5/15/19	4,000,000	4,267,656
3.125% 5/15/21	3,500,000	3,687,169
3.25% 5/31/16	1,700,000	1,801,735
3.25% 6/30/16	1,500,000	1,590,996
3.25% 7/31/16	1,850,000	1,965,192
3.25% 12/31/16	2,500,000	2,667,383
3.25% 3/31/17	2,500,000	2,674,317
3.375% 11/15/19	6,500,000	7,010,861
3.50% 2/15/18	4,100,000	4,438,730
3.50% 5/15/20	4,000,000	4,334,220
3.625% 8/15/19	5,500,000	6,006,171
3.625% 2/15/20	6,000,000	6,548,670
3.625% 2/15/21	9,000,000	9,791,721
3.75% 11/15/18	3,630,000	3,980,237
3.875% 5/15/18	4,850,000	5,334,054
4.00% 8/15/18	5,550,000	6,144,022
4.125% 5/15/15	6,250,000	6,527,587
4.25% 8/15/15	6,500,000	6,861,309
4.25% 11/15/17	2,500,000	2,770,410
4.50% 11/15/15	7,000,000	7,477,694
4.50% 2/15/16	3,000,000	3,232,149
4.50% 5/15/17	1,350,000	1,496,549
4.625% 11/15/16	3,600,000	3,966,188
4.625% 2/15/17	1,700,000	1,882,551
4.75% 8/15/17	2,500,000	2,803,905
4.875% 8/15/16	2,000,000	2,201,718
5.125% 5/15/16	1,500,000	1,647,187
6.25% 8/15/23	1,600,000	2,089,250
7.125% 2/15/23	1,000,000	1,365,898
7.25% 5/15/16	1,000,000	1,142,656
7.25% 8/15/22	500,000	682,344
7.50% 11/15/16	800,000	941,125
7.625% 11/15/22	500,000	700,235
7.875% 2/15/21	750,000	1,022,579
8.00% 11/15/21	1,700,000	2,371,500
8.125% 8/15/19	750,000	993,984
8.125% 5/15/21	500,000	694,043
8.125% 8/15/21	700,000	977,593
8.50% 2/15/20	150,000	204,809
8.75% 5/15/17	1,000,000	1,239,688
8.75% 5/15/20	900,000	1,251,070
8.75% 8/15/20	800,000	1,119,625

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Schedule of Investments (continued

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.875% 8/15/17	750,000	$944,033
8.875% 2/15/19	750,000	1,005,527
9.125% 5/15/18	250,000	328,076
9.25% 2/15/16	200,000	233,188
9.875% 11/15/15	500,000	577,725
10.625% 8/15/15	500,000	571,621

Total U.S. Treasury Obligations (Cost $808,526,379)		819,597,617

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–4.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	108,617,781	$108,617,781

Total Money Market Fund (Cost $108,617,781)		108,617,781

TOTAL VALUE OF SECURITIES–103.99% (Cost $2,367,071,135)	2,410,296,816
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.99%)	(92,523,981)

NET ASSETS APPLICABLE TO 206,793,724 SHARES OUTSTANDING–100.00%	$2,317,772,835

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $3,961,119, which represents 0.17% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✱	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 3/31/14	Interest Income
Lincoln National	$494,415	$—	$—	$—	$506,449	$12,518

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2014.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NATL-RE–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$815,189,346	$815,189,346
Corporate Debt	—	560,997,455	560,997,455
Foreign Debt	—	85,870,531	85,870,531
Municipal Bonds	—	20,024,086	20,024,086
U.S. Treasury Obligations	—	819,597,617	819,597,617
Money Market Fund	108,617,781	—	108,617,781

Total	$108,617,781	$2,301,679,035	$2,410,296,816

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Bond Index Fund–51

LVIP SSgA Developed International 150 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.46%
Australia–3.13%
Asciano	1,084,125	$5,244,404
Bendigo & Adelaide Bank	464,620	4,907,730
Incitec Pivot	1,920,033	5,279,651
Sonic Healthcare	323,454	5,181,517
Woodside Petroleum	148,387	5,372,424

		25,985,726

Austria–1.28%
OMV	119,529	5,425,613
Voestalpine	118,187	5,201,268

		10,626,881

Belgium–1.62%
Ageas	75,985	3,388,122
Belgacom	169,974	5,325,737
Groupe Bruxelles Lambert	47,179	4,713,192

		13,427,051

Canada–2.64%
Agrium	55,525	5,411,597
Canadian Oil Sands	265,479	5,569,691
Suncor Energy	160,646	5,611,383
Teck Resources Class B	246,532	5,321,621

		21,914,292

Denmark–1.32%
A.P. Moller-Maersk Class B	465	5,565,627
TDC	579,257	5,355,177

		10,920,804

Finland–3.37%
Fortum	242,415	5,510,390
Metso	168,078	5,503,710
Nokian Renkaat	132,721	5,369,848
Stora Enso Class R	508,910	5,446,517
UPM-Kymmene	320,189	5,478,089
Valmet	64,839	695,399

		28,003,953

France–9.17%
Alstom	190,683	5,203,865
AXA	203,402	5,284,130
Bouygues	128,719	5,363,681
Cap Gemini	71,140	5,385,762
Casino Guichard Perrachon	46,048	5,474,955
GDF Suez	196,888	5,385,871
NATIXIS	676,960	4,971,732
Orange	375,772	5,550,812
Renault	56,796	5,516,818
Rexel	203,910	5,350,057
Sanofi	51,567	5,388,708
SCOR SE	154,996	5,428,790
Total	80,779	5,317,245
Vallourec	20,520	1,113,217

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Vinci	72,414	$5,375,244

		76,110,887

Germany–6.50%
Allianz	32,019	5,411,814
Bayerische Motoren Werke	43,465	5,492,503
Daimler	58,296	5,514,738
Deutsche Telekom	334,111	5,421,144
E.ON	277,922	5,427,845
Hannover Rueckversicherung	60,129	5,378,578
K+S	167,675	5,506,120
Muenchener Rueckversicherungs	24,885	5,437,801
RWE	132,974	5,396,039
Volkswagen	19,736	5,007,081

		53,993,663

■Hong Kong–7.17%
BOC Hong Kong Holdings	1,788,000	5,105,530
Cheung Kong Holdings	333,000	5,537,058
Henderson Land Development	972,000	5,688,084
Hutchison Whampoa	382,771	5,080,100
Link REIT	1,144,000	5,641,223
MTR	1,465,000	5,428,525
New World Development	5,556,018	5,604,794
Sino Land	3,378,000	4,978,965
†Sun Hung Kai Properties	447,727	5,497,847
Swire Pacific Class A	465,000	5,431,260
Wharf Holdings	867,000	5,560,700

		59,554,086

Israel–0.67%
Teva Pharmaceutical Industries	105,543	5,562,027

		5,562,027

Japan–30.04%
Aeon	489,700	5,512,028
Aisin Seiki	158,800	5,732,409
Bridgestone	153,900	5,454,584
Canon	179,300	5,564,994
Dai Nippon Printing	457,000	4,370,504
Daiichi Sankyo	327,700	5,522,163
Eisai	138,300	5,376,260
FUJIFILM Holdings	203,695	5,467,835
†Hitachi	740,631	5,482,460
Honda Motor	152,400	5,362,706
Isuzu Motors	910,000	5,225,251
ITOCHU	447,800	5,239,705
Japan Tobacco	177,900	5,584,092
JFE Holdings	289,400	5,438,262
JX Holdings	1,067,600	5,147,187
Kirin Holdings	413,000	5,715,949
Kobe Steel	4,053,000	5,378,797
Komatsu	267,400	5,606,195

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Konica Minolta Holdings	573,595	$5,366,607
Kuraray	491,900	5,628,187
Kyocera	122,100	5,503,025
LIXIL Group	203,100	5,604,738
Marubeni	782,000	5,249,936
Mitsubishi	289,400	5,368,578
Mitsubishi Chemical Holdings	1,256,800	5,219,643
Mitsubishi UFJ Financial Group	987,500	5,438,214
Mitsui	379,100	5,358,295
Mizuho Financial Group	2,682,400	5,316,380
MS&AD Insurance Group Holdings	240,200	5,498,736
Nippon Yusen	1,872,000	5,437,153
Nissan Motor	624,000	5,562,185
Otsuka Holdings	179,748	5,377,468
Resona Holdings	1,089,200	5,263,850
Ricoh	455,700	5,283,097
Sega Sammy Holdings	239,900	5,385,729
Seiko Epson	182,300	5,696,559
Sekisui Chemical	502,000	5,214,148
Sekisui House	438,300	5,421,192
Shionogi	282,800	5,228,378
Sumitomo	423,500	5,385,306
Sumitomo Metal Mining	445,000	5,577,850
Sumitomo Mitsui Financial Group	127,700	5,473,989
†Tokyo Electric Power	1,433,900	5,769,440
Toyota Motor	99,300	5,600,180
Toyota Tsusho	217,300	5,511,875
West Japan Railway	132,900	5,424,754

		249,346,873

Netherlands–2.65%
Aegon	592,303	5,455,771
Koninklijke Ahold	279,641	5,616,243
Koninklijke Boskalis Westminster	101,166	5,568,064
Royal Dutch Shell Class B	138,250	5,397,499

		22,037,577

Norway–1.97%
Orkla	644,251	5,492,495
Statoil	188,564	5,320,459
Yara International	125,759	5,570,520

		16,383,474

Portugal–0.66%
Energias de Portugal	1,173,571	5,448,463

		5,448,463

Singapore–2.47%
Hutchison Port Holdings Trust	1,757,000	1,142,366
Keppel	630,000	5,465,222
Sembcorp Industries	1,273,000	5,567,958
Singapore Press Holdings	891,000	2,977,269

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	1,946,000	$5,361,744

		20,514,559

Spain–2.63%
Banco de Sabadell	21,812	67,432
†CaixaBank	15,445	99,420
Enagas	173,937	5,291,213
Ferrovial	253,615	5,497,808
Iberdrola	780,949	5,464,664
Repsol	213,400	5,450,111

		21,870,648

Sweden–2.90%
Boliden	368,677	5,614,458
Ericsson Class B	404,651	5,397,010
Securitas Class B	188,018	2,177,515
Skanska Class B	236,934	5,585,380
TeliaSonera	700,804	5,292,788

		24,067,151

Switzerland–3.38%
Baloise Holding	42,634	5,367,113
Informa	366,989	3,233,596
†Lonza Group	28,058	2,863,037
†Swiss Life Holding	1,951	479,811
†Swiss Prime Site	62,878	5,347,311
†Swiss Re	57,509	5,337,952
†Zurich Insurance Group	17,692	5,433,782

		28,062,602

United Kingdom–15.89%
Amlin	580,799	4,689,516
Anglo American	220,749	5,641,349
Antofagasta	353,106	4,926,579
AstraZeneca	80,878	5,243,237
BAE Systems	773,159	5,371,298
Barclays	1,347,048	5,242,172
Berkeley Group Holdings	125,303	5,473,315
BP	677,906	5,447,175
Cobham	451,707	2,255,144
G4S	1,329,019	5,362,582
HSBC Holdings	524,630	5,312,258
Imperial Tobacco Group	130,180	5,264,326
J Sainsbury	1,026,716	5,414,471
Meggitt.	674,381	5,408,636
Old Mutual	1,636,295	5,493,297
Pearson	314,311	5,580,322
Resolution	1,001,792	4,991,247
RSA Insurance Group	2,859,717	4,269,493
Segro	730,946	4,049,748
Standard Chartered	264,697	5,535,144
Tate & Lyle	439,251	4,892,331
Tesco	1,092,364	5,387,832

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group	1,398,629	$5,143,364
William Hill	834,001	4,745,153
WM Morrison Supermarkets	1,504,586	5,350,078
WPP	260,894	5,390,784

		131,880,851

Total Common Stock (Cost $758,874,031)		825,711,568

	Number of	Value
	Shares	(U.S. $)
RIGHTS–0.07%
†New World Development	339	$70
†RSA Insurance Group	960,627	536,521

Total Rights (Cost $0)		536,591

MONEY MARKET FUND–2.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	22,576,805	22,576,805

Total Money Market Fund (Cost $22,576,805)		22,576,805

TOTAL VALUE OF SECURITIES–102.25% (Cost $781,450,836)	848,824,964
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.25%)	(18,647,886)

NET ASSETS APPLICABLE TO 83,511,805 SHARES OUTSTANDING–100.00%	$830,177,078

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $975,820 pledged as collateral for futures contracts as of March 31, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(120,500,000)	USD	166,013,651	4/3/14	$7,851
GSC	CHF	(6,600,000)	USD	7,467,795	4/3/14	1,557
GSC	DKK	(7,700,000)	USD	1,421,327	4/3/14	425
GSC	ILS	(1,650,000)	USD	473,308	4/3/14	219
GSC	NOK	11,500,000	USD	(1,921,309)	4/2/14	(822)
JPMC	SEK	77,300,000	USD	(11,943,757)	4/2/14	(836)
RBS	JPY	12,600,000,000	USD	(122,326,534)	4/2/14	(244,024)
SCB	HKD	246,000,000	USD	(31,714,926)	4/2/14	835
SCB	SGD	16,100,000	USD	(12,797,074)	4/2/14	1,031
SG	GBP	14,400,000	USD	(24,010,560)	4/2/14	(3,236)
TD	CAD	(7,700,000)	USD	6,971,164	4/3/14	5,527
WBC	AUD	(9,650,000)	USD	8,947,750	4/3/14	1,146

						$(230,327)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
194 mini MSCI EAFE Index	$17,928,893	$18,381,500	6/23/14	$452,607

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

DB–Deutsche Bank

CAD–Canadian Dollar

CHF–Swiss Franc

DKK–Danish Krone

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HKD–Hong Kong Dollar

ILS–Israeli Shekel

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

NOK–Norwegian Krone

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

SEK–Swedish Krona

SCB–Standard Chartered Bank

SG–Societe Generale

SGD–Singapore Dollar

TD–Toronto Dominion Bank

USD–United States Dollar

WBC–Westpac Banking Corporation

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$56,491,235	$769,220,333	$825,711,568
Money Market Fund	22,576,805	—	22,576,805
Right	536,521	70	536,591

Total	$79,604,561	$769,220,403	$848,824,964

Foreign Currency Exchange Contracts	$—	$(230,327)	$(230,327)

Futures Contracts	$452,607	$—	$452,607

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at March 31, 2014, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Developed International 150 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–93.28%
Brazil–6.19%
Banco do Brasil	577,126	$5,777,626
BR Malls Participacoes	494,278	4,250,376
†Cia De Saneamento Basico Do Estado De Sao Paulo ADR	634,875	5,878,943
Cia Energetica de Minas Gerais ADR	981,859	6,676,639
Cia Siderurgica Nacional	525,700	2,289,283
Cia Siderurgica Nacional ADR	1,182,753	5,156,803
Cyrela Brazil Realty	914,100	5,545,500
Petroleo Brasileiro ADR	416,175	5,772,347
Vale ADR	525,254	6,539,412

		47,886,929

Colombia–0.67%
Almacenes Exito	349,224	5,217,268

		5,217,268

Czech Republic–2.43%
CEZ	230,456	6,614,157
Komercni Banka	25,296	6,044,553
†Telefonica Czech Republic	408,844	6,134,763

		18,793,473

■Hong Kong–24.63%
Agile Property Holdings	1,502,000	1,234,126
Agricultural Bank of China	16,147,000	7,058,702
Bank of China	16,685,100	7,412,788
†Bank of Communications	10,340,000	6,774,624
Belle International Holdings	2,062,000	2,061,432
†China CITIC Bank	12,890,000	7,445,592
China Coal Energy	8,844,000	4,998,960
China Communications Construction	8,374,000	5,856,702
China Construction Bank	9,476,000	6,651,641
China Merchants Bank	3,103,500	5,645,554
China Merchants Holdings International	492,000	1,696,355
†China Minsheng Banking	6,076,500	6,108,132
China Mobile	730,500	6,707,079
China National Building Material	5,100,000	5,129,259
†China Railway Construction	8,161,500	6,919,964
China Railway Group	2,823,000	1,319,093
China Resources Enterprise	2,612,000	7,384,507
China Shenhua Energy	1,492,000	4,320,138
China Telecom	5,978,000	2,758,665
CITIC Pacific	5,090,000	9,029,698
CNOOC	4,766,000	7,215,879
COSCO Pacific	5,363,092	6,864,470
Country Garden Holdings	3,851,000	1,607,395
Dongfeng Motor Group	5,510,000	7,815,579
Evergrande Real Estate Group	19,183,000	9,077,694
Geely Automobile Holdings	11,895,000	4,689,714
†Guangzhou Automobile Group	6,608,000	6,966,375
Industrial & Commercial Bank of China	11,043,000	6,807,834

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Jiangxi Copper	3,506,000	$5,907,890
Kingboard Chemical Holdings	2,798,100	5,471,460
Shanghai Industrial Holdings	2,460,000	8,215,606
Shimao Property Holdings	1,946,000	4,283,983
Sino-Ocean Land Holdings	9,102,377	4,987,628
Sinopharm Group	748,400	2,057,121
†Zoomlion Heavy Industry Science and Technology	2,898,000	2,023,384

		190,505,023

Hungary–0.25%
Richter Gedeon	109,062	1,902,498

		1,902,498

India–5.81%
Bharat Heavy Electricals	1,696,068	5,549,153
Cipla	935,495	5,968,984
Dr Reddy’s Laboratories	121,500	5,220,758
GAIL India	575,692	3,610,545
Hindalco Industries	4,104,468	9,714,126
NTPC	2,219,411	4,434,014
State Bank of India	248,058	7,926,365
Tata Motors	375,552	2,525,300

		44,949,245

Indonesia–0.85%
Indofood Sukses Makmur	10,096,500	6,532,795

		6,532,795

Malaysia–4.52%
Genting Malaysia	4,612,400	5,936,438
IOI	4,781,200	7,025,968
†IOI Properties Group	749,700	610,875
Kuala Lumpur Kepong	970,600	7,201,333
†Malayan Banking	915,600	2,718,483
PPB Group	1,662,200	8,476,698
Tenaga Nasional	223,800	819,872
UMW Holdings	641,600	2,160,943

		34,950,610

Mexico–0.88%
Coca-Cola Femsa	103,605	1,089,497
Fomento Economico Mexicano ADR	60,975	5,685,309

		6,774,806

Poland–2.34%
KGHM Polska Miedz	159,551	5,753,410
PGE	1,489,821	9,308,003
Tauron Polska Energia	1,753,668	3,040,434

		18,101,847

Republic of Korea–17.96%
BS Financial Group	155,532	2,205,733
CJ CheilJedang	30,313	8,186,792

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
DGB Financial Group	495,983	$7,187,444
Dongbu Insurance	102,708	5,327,595
Doosan Heavy Industries & Construction	68,740	2,278,063
E-Mart	24,424	5,605,511
Hyundai Marine & Fire Insurance	199,470	5,761,173
Hyundai Motor	38,167	9,020,823
Hyundai Steel	114,835	7,445,509
Industrial Bank of Korea	674,870	8,579,161
Kia Motors	153,394	8,568,342
KT&G	113,975	8,580,645
LG	83,508	4,549,893
Lotte Shopping	12,991	4,090,279
POSCO	26,330	7,347,971
Samsung Electro-Mechanics	118,896	7,765,664
Samsung Electronics	6,074	7,675,343
Samsung Heavy Industries	264,560	7,949,828
SK Holdings	50,632	9,191,680
SK Telecom	35,649	7,231,501
†Woori Finance Holdings	379,030	4,323,770

		138,872,720

Russia–5.54%
Federal Hydrogenerating ADR	3,178,997	4,832,317
Gazprom ADR	902,980	6,965,821
LUKOIL ADR	120,618	6,708,549
Rosneft GDR	1,156,242	7,710,144
=Rostelecom ADR	295,881	4,275,045
Sberbank of Russia ADR	181,962	1,771,731
Severstal GDR	618,951	4,704,846
VTB Bank GDR	2,616,350	5,896,991

		42,865,444

South Africa–5.83%
†Aspen Pharmacare Holdings	249,008	6,645,978
AVI	437,975	2,351,881
Exxaro Resources	357,847	4,753,895
Foschini Group	433,275	4,402,469
†Gold Fields	756,688	2,863,046
†Harmony Gold Mining	1,072,984	3,275,828
Imperial Holdings	342,208	6,120,984
Investec	286,050	2,305,312
Netcare	660,233	1,465,149
Spar Group	624,597	7,205,334
Tiger Brands	144,446	3,732,390

		45,122,266

Taiwan–11.34%
Asia Cement	4,098,127	5,121,108
Asustek Computer	786,000	7,788,361
Catcher Technology	305,000	2,214,565
Compal Electronics	30	21

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Lite-On Technology	2,452,000	$3,665,818
Mega Financial Holding	5,272,000	4,091,388
Pegatron	5,336,000	7,960,467
Pou Chen	6,512,000	9,215,439
Radiant Opto-Electronics	484,000	1,954,913
Synnex Technology International	1,812,000	2,920,473
Taishin Financial Holding	15,960,123	7,243,228
Taiwan Cement	4,547,051	7,032,910
Taiwan Fertilizer	1,140,000	2,392,593
Uni-President Enterprises	4,469,000	7,785,609
United Microelectronics	9,290,000	3,943,590
Wistron	7,433,219	6,124,810
WPG Holdings	6,822,000	8,246,198

		87,701,491

Thailand–2.76%
Bangkok Bank NVDR	1,416,500	7,812,656
Krung Thai Bank NVDR	12,678,700	7,312,003
PTT Global Chemical NVDR	2,800,000	6,245,703

		21,370,362

Turkey–1.28%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	1,749,734	2,060,004
KOC Holding	456,540	1,924,451
Turk Hava Yollari	640,628	1,972,666
Turkiye Halk Bankasi	319,027	1,975,838
Turkiye Is Bankasi Class C	894,571	1,986,077

		9,919,036

Total Common Stock (Cost $723,271,599)		721,465,813

PREFERRED STOCK–1.98%
Brazil–1.98%
Bradespar 6.43%	600,500	5,240,631
Metalurgica Gerdau 2.35%	331,155	2,524,756
Oi 9.32%	767,100	1,049,199
Telefonica Brasil 10.04%	293,164	6,203,461
Vale 5.93%	24,900	310,907

Total Preferred Stock (Cost $20,766,067)		15,328,954

MONEY MARKET FUND–5.41%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	41,812,336	41,812,336

Total Money Market Fund (Cost $41,812,336)		41,812,336

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.67% (Cost $785,850,002)	778,607,103
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.67%)	(5,195,368)

NET ASSETS APPLICABLE TO 80,849,461 SHARES OUTSTANDING–100.00%	$773,411,735

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $2,350,140 pledged as collateral for futures contracts as of March 31, 2014.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $4,275,045, which represents 0.55% of the Fund’s net assets.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	COP	(48,079,660)	USD	24,350	4/1/14	$(30)
BNYM	INR	(7,928,809)	USD	133,008	4/2/14	965
BNYM	INR	745,874,039	USD	(12,512,251)	4/3/14	(94,159)
BNYM	KRW	(17,745,653,974)	USD	16,709,655	4/2/14	47,174
BNYM	MYR	(738,926)	USD	225,964	4/1/14	(370)
BNYM	MYR	(59,576,801)	USD	18,268,927	4/3/14	23,247
BNYM	THB	498,300,417	USD	(15,401,508)	4/3/14	(35,857)
DB	INR	(1,163,836,969)	USD	19,308,912	4/4/14	(62,649)
RBS	CZK	(78,104,000)	USD	3,915,576	4/3/14	(4,091)
RBS	HKD	189,530,000	USD	(24,435,462)	4/3/14	(59)
RBS	HUF	422,060,000	USD	(1,893,452)	4/3/14	(1,623)
RBS	PLN	9,154,400	USD	(3,028,074)	4/3/14	(1,260)
RBS	TRY	21,125,000	USD	(9,872,879)	4/2/14	(6,895)

						$(135,607)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
897 E-mini MSCI Emerging Markets Index	$41,815,935	$44,226,585	6/23/14	$2,410,650

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

COP–Colombian Peso

CZK–Czech Koruna

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

HUF–Hungarian Forint

INR–Indian Rupee

KRW–South Korean Won

MYR–Malaysian Ringgit

NVDR–Non-Voting Depositary Receipt

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

THB–Thailand Baht

TRY–Turkish Lira

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$109,648,971	$611,816,842	$721,465,813
Money Market Fund	41,812,336	—	41,812,336
Preferred Stock	15,328,954	—	15,328,954

Total	$166,790,261	$611,816,842	$778,607,103

Foreign Currency Exchange Contracts	$—	$(135,607)	$(135,607)

Futures Contracts	$2,410,650	$—	$2,410,650

There were no Level 3 investments at the end of the period.

As a result of international fair value pricing at March 31, 2014, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Emerging Markets 100 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–93.28%
Brazil–6.19%
Banco do Brasil	577,126	$5,777,626
BR Malls Participacoes	494,278	4,250,376
†Cia De Saneamento Basico Do Estado De Sao Paulo ADR	634,875	5,878,943
Cia Energetica de Minas Gerais ADR	981,859	6,676,639
Cia Siderurgica Nacional	525,700	2,289,283
Cia Siderurgica Nacional ADR	1,182,753	5,156,803
Cyrela Brazil Realty	914,100	5,545,500
Petroleo Brasileiro ADR	416,175	5,772,347
Vale ADR	525,254	6,539,412

		47,886,929

Colombia–0.67%
Almacenes Exito	349,224	5,217,268

		5,217,268

Czech Republic–2.43%
CEZ	230,456	6,614,157
Komercni Banka	25,296	6,044,553
†Telefonica Czech Republic	408,844	6,134,763

		18,793,473

■Hong Kong–24.63%
Agile Property Holdings	1,502,000	1,234,126
Agricultural Bank of China	16,147,000	7,058,702
Bank of China	16,685,100	7,412,788
†Bank of Communications	10,340,000	6,774,624
Belle International Holdings	2,062,000	2,061,432
†China CITIC Bank	12,890,000	7,445,592
China Coal Energy	8,844,000	4,998,960
China Communications Construction	8,374,000	5,856,702
China Construction Bank	9,476,000	6,651,641
China Merchants Bank	3,103,500	5,645,554
China Merchants Holdings International	492,000	1,696,355
†China Minsheng Banking	6,076,500	6,108,132
China Mobile	730,500	6,707,079
China National Building Material	5,100,000	5,129,259
†China Railway Construction	8,161,500	6,919,964
China Railway Group	2,823,000	1,319,093
China Resources Enterprise	2,612,000	7,384,507
China Shenhua Energy	1,492,000	4,320,138
China Telecom	5,978,000	2,758,665
CITIC Pacific	5,090,000	9,029,698
CNOOC	4,766,000	7,215,879
COSCO Pacific	5,363,092	6,864,470
Country Garden Holdings	3,851,000	1,607,395
Dongfeng Motor Group	5,510,000	7,815,579
Evergrande Real Estate Group	19,183,000	9,077,694
Geely Automobile Holdings	11,895,000	4,689,714
†Guangzhou Automobile Group	6,608,000	6,966,375
Industrial & Commercial Bank of China	11,043,000	6,807,834

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Jiangxi Copper	3,506,000	$5,907,890
Kingboard Chemical Holdings	2,798,100	5,471,460
Shanghai Industrial Holdings	2,460,000	8,215,606
Shimao Property Holdings	1,946,000	4,283,983
Sino-Ocean Land Holdings	9,102,377	4,987,628
Sinopharm Group	748,400	2,057,121
†Zoomlion Heavy Industry Science and Technology	2,898,000	2,023,384

		190,505,023

Hungary–0.25%
Richter Gedeon	109,062	1,902,498

		1,902,498

India–5.81%
Bharat Heavy Electricals	1,696,068	5,549,153
Cipla	935,495	5,968,984
Dr Reddy’s Laboratories	121,500	5,220,758
GAIL India	575,692	3,610,545
Hindalco Industries	4,104,468	9,714,126
NTPC	2,219,411	4,434,014
State Bank of India	248,058	7,926,365
Tata Motors	375,552	2,525,300

		44,949,245

Indonesia–0.85%
Indofood Sukses Makmur	10,096,500	6,532,795

		6,532,795

Malaysia–4.52%
Genting Malaysia	4,612,400	5,936,438
IOI	4,781,200	7,025,968
†IOI Properties Group	749,700	610,875
Kuala Lumpur Kepong	970,600	7,201,333
†Malayan Banking	915,600	2,718,483
PPB Group	1,662,200	8,476,698
Tenaga Nasional	223,800	819,872
UMW Holdings	641,600	2,160,943

		34,950,610

Mexico–0.88%
Coca-Cola Femsa	103,605	1,089,497
Fomento Economico Mexicano ADR	60,975	5,685,309

		6,774,806

Poland–2.34%
KGHM Polska Miedz	159,551	5,753,410
PGE	1,489,821	9,308,003
Tauron Polska Energia	1,753,668	3,040,434

		18,101,847

Republic of Korea–17.96%
BS Financial Group	155,532	2,205,733
CJ CheilJedang	30,313	8,186,792

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
DGB Financial Group	495,983	$7,187,444
Dongbu Insurance	102,708	5,327,595
Doosan Heavy Industries & Construction	68,740	2,278,063
E-Mart	24,424	5,605,511
Hyundai Marine & Fire Insurance	199,470	5,761,173
Hyundai Motor	38,167	9,020,823
Hyundai Steel	114,835	7,445,509
Industrial Bank of Korea	674,870	8,579,161
Kia Motors	153,394	8,568,342
KT&G	113,975	8,580,645
LG	83,508	4,549,893
Lotte Shopping	12,991	4,090,279
POSCO	26,330	7,347,971
Samsung Electro-Mechanics	118,896	7,765,664
Samsung Electronics	6,074	7,675,343
Samsung Heavy Industries	264,560	7,949,828
SK Holdings	50,632	9,191,680
SK Telecom	35,649	7,231,501
†Woori Finance Holdings	379,030	4,323,770

		138,872,720

Russia–5.54%
Federal Hydrogenerating ADR	3,178,997	4,832,317
Gazprom ADR	902,980	6,965,821
LUKOIL ADR	120,618	6,708,549
Rosneft GDR	1,156,242	7,710,144
=Rostelecom ADR	295,881	4,275,045
Sberbank of Russia ADR	181,962	1,771,731
Severstal GDR	618,951	4,704,846
VTB Bank GDR	2,616,350	5,896,991

		42,865,444

South Africa–5.83%
†Aspen Pharmacare Holdings	249,008	6,645,978
AVI	437,975	2,351,881
Exxaro Resources	357,847	4,753,895
Foschini Group	433,275	4,402,469
†Gold Fields	756,688	2,863,046
†Harmony Gold Mining	1,072,984	3,275,828
Imperial Holdings	342,208	6,120,984
Investec	286,050	2,305,312
Netcare	660,233	1,465,149
Spar Group	624,597	7,205,334
Tiger Brands	144,446	3,732,390

		45,122,266

Taiwan–11.34%
Asia Cement	4,098,127	5,121,108
Asustek Computer	786,000	7,788,361
Catcher Technology	305,000	2,214,565
Compal Electronics	30	21

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Lite-On Technology	2,452,000	$3,665,818
Mega Financial Holding	5,272,000	4,091,388
Pegatron	5,336,000	7,960,467
Pou Chen	6,512,000	9,215,439
Radiant Opto-Electronics	484,000	1,954,913
Synnex Technology International	1,812,000	2,920,473
Taishin Financial Holding	15,960,123	7,243,228
Taiwan Cement	4,547,051	7,032,910
Taiwan Fertilizer	1,140,000	2,392,593
Uni-President Enterprises	4,469,000	7,785,609
United Microelectronics	9,290,000	3,943,590
Wistron	7,433,219	6,124,810
WPG Holdings	6,822,000	8,246,198

		87,701,491

Thailand–2.76%
Bangkok Bank NVDR	1,416,500	7,812,656
Krung Thai Bank NVDR	12,678,700	7,312,003
PTT Global Chemical NVDR	2,800,000	6,245,703

		21,370,362

Turkey–1.28%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	1,749,734	2,060,004
KOC Holding	456,540	1,924,451
Turk Hava Yollari	640,628	1,972,666
Turkiye Halk Bankasi	319,027	1,975,838
Turkiye Is Bankasi Class C	894,571	1,986,077

		9,919,036

Total Common Stock (Cost $723,271,599)		721,465,813

PREFERRED STOCK–1.98%
Brazil–1.98%
Bradespar 6.43%	600,500	5,240,631
Metalurgica Gerdau 2.35%	331,155	2,524,756
Oi 9.32%	767,100	1,049,199
Telefonica Brasil 10.04%	293,164	6,203,461
Vale 5.93%	24,900	310,907

Total Preferred Stock (Cost $20,766,067)		15,328,954

MONEY MARKET FUND–5.41%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	41,812,336	41,812,336

Total Money Market Fund (Cost $41,812,336)		41,812,336

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.67% (Cost $785,850,002)	778,607,103
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.67%)	(5,195,368)

NET ASSETS APPLICABLE TO 80,849,461 SHARES OUTSTANDING–100.00%	$773,411,735

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $2,350,140 pledged as collateral for futures contracts as of March 31, 2014.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $4,275,045, which represents 0.55% of the Fund’s net assets.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	COP	(48,079,660)	USD	24,350	4/1/14	$(30)
BNYM	INR	(7,928,809)	USD	133,008	4/2/14	965
BNYM	INR	745,874,039	USD	(12,512,251)	4/3/14	(94,159)
BNYM	KRW	(17,745,653,974)	USD	16,709,655	4/2/14	47,174
BNYM	MYR	(738,926)	USD	225,964	4/1/14	(370)
BNYM	MYR	(59,576,801)	USD	18,268,927	4/3/14	23,247
BNYM	THB	498,300,417	USD	(15,401,508)	4/3/14	(35,857)
DB	INR	(1,163,836,969)	USD	19,308,912	4/4/14	(62,649)
RBS	CZK	(78,104,000)	USD	3,915,576	4/3/14	(4,091)
RBS	HKD	189,530,000	USD	(24,435,462)	4/3/14	(59)
RBS	HUF	422,060,000	USD	(1,893,452)	4/3/14	(1,623)
RBS	PLN	9,154,400	USD	(3,028,074)	4/3/14	(1,260)
RBS	TRY	21,125,000	USD	(9,872,879)	4/2/14	(6,895)

						$(135,607)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
897 E-mini MSCI Emerging Markets Index	$41,815,935	$44,226,585	6/23/14	$2,410,650

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

COP–Colombian Peso

CZK–Czech Koruna

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

HUF–Hungarian Forint

INR–Indian Rupee

KRW–South Korean Won

MYR–Malaysian Ringgit

NVDR–Non-Voting Depositary Receipt

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

THB–Thailand Baht

TRY–Turkish Lira

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$109,648,971	$611,816,842	$721,465,813
Money Market Fund	41,812,336	—	41,812,336
Preferred Stock	15,328,954	—	15,328,954

Total	$166,790,261	$611,816,842	$778,607,103

Foreign Currency Exchange Contracts	$—	$(135,607)	$(135,607)

Futures Contracts	$2,410,650	$—	$2,410,650

There were no Level 3 investments at the end of the period.

As a result of international fair value pricing at March 31, 2014, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Emerging Markets 100 Fund–4

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.63%
Aerospace & Defense–3.90%
General Dynamics	107,374	$11,695,176
L-3 Communications Holdings	98,494	11,637,066
Northrop Grumman	94,937	11,713,327
Raytheon	117,225	11,580,658

		46,626,227

Auto Components–1.97%
Johnson Controls	248,426	11,755,518
†TRW Automotive Holdings	145,079	11,841,348

		23,596,866

Automobiles–0.98%
Ford Motor	748,493	11,676,491

		11,676,491

Beverages–1.95%
Dr Pepper Snapple Group	214,351	11,673,555
Molson Coors Brewing Class B	199,108	11,719,497

		23,393,052

Capital Markets–0.98%
Goldman Sachs Group	71,252	11,674,640

		11,674,640

Chemicals–1.96%
Dow Chemical	239,922	11,657,810
Mosaic	235,189	11,759,450

		23,417,260

Commercial Banks–2.93%
Fifth Third Bancorp	508,989	11,681,298
PNC Financial Services Group	134,891	11,735,517
Wells Fargo	234,616	11,669,800

		35,086,615

Commercial Services & Supplies–1.97%
Republic Services	343,560	11,736,010
Waste Management	281,026	11,822,764

		23,558,774

Communications Equipment–0.97%
Cisco Systems	517,878	11,605,646

		11,605,646

Computers & Peripherals–1.94%
Apple	21,540	11,561,380
Hewlett-Packard	360,931	11,679,727

		23,241,107

Consumer Finance–0.98%
Capital One Financial	151,981	11,726,854

		11,726,854

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.84%
Rock-Tenn Class A	95,222	$10,052,587

		10,052,587

Distributor–0.83%
Genuine Parts	114,384	9,934,250

		9,934,250

Diversified Financial Services–1.67%
JPMorgan Chase	192,609	11,693,292
Leucadia National	296,862	8,312,136

		20,005,428

Diversified Telecommunication Services–0.97%
CenturyLink	353,862	11,620,828

		11,620,828

Electric Utilities–3.90%
American Electric Power	231,284	11,716,847
Duke Energy	164,171	11,692,259
Entergy	173,507	11,598,943
PPL	350,643	11,620,309

		46,628,358

Electrical Equipment–0.98%
Eaton	155,789	11,702,870

		11,702,870

Electronic Equipment, Instruments & Components–0.98%
Corning	561,098	11,682,060

		11,682,060

Food & Staples Retailing–0.97%
Wal-Mart Stores	152,141	11,628,137

		11,628,137

Food Products–3.83%
Archer-Daniels-Midland	267,628	11,612,379
ConAgra Foods	376,807	11,692,321
Kraft Foods Group	207,616	11,647,258
Smucker (J.M.)	112,384	10,928,220

		45,880,178

Health Care Equipment & Supplies–1.96%
Abbott Laboratories	301,859	11,624,590
Medtronic	191,429	11,780,541

		23,405,131

Health Care Providers & Services–7.78%
Aetna	156,062	11,699,968
Cardinal Health	165,962	11,614,021
Cigna	145,627	12,193,349
Humana	102,266	11,527,424
Quest Diagnostics	200,073	11,588,228
UnitedHealth Group	141,684	11,616,671
Universal Health Services Class B	137,878	11,315,647

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
WellPoint	116,352	$11,582,842

		93,138,150

Hotels, Restaurants & Leisure–0.98%
Carnival	310,532	11,756,742

		11,756,742

Household Durables–2.25%
Garmin	63,601	3,514,591
Newell Rubbermaid	390,448	11,674,395
Whirlpool	78,802	11,777,747

		26,966,733

Industrial Conglomerates–0.97%
General Electric	446,840	11,568,688

		11,568,688

Insurance–7.32%
ACE	118,135	11,702,453
American International Group	231,841	11,594,368
Cincinnati Financial	139,756	6,800,527
CNA Financial	251,274	10,734,425
Everest Re Group	77,265	11,825,408
Principal Financial Group	22,479	1,033,809
Travelers	137,686	11,717,079
Unum Group	335,779	11,856,356
XL Group	330,451	10,326,594

		87,591,019

IT Services–2.06%
Computer Sciences	181,270	11,024,841
Fidelity National Information Services	33,501	1,790,628
Xerox	1,045,590	11,815,167

		24,630,636

Leisure Equipment & Products–0.97%
Mattel	289,467	11,610,521

		11,610,521

Machinery–1.96%
Deere	130,301	11,831,331
Dover	142,786	11,672,755

		23,504,086

Media–3.78%
Comcast Class A	233,338	11,671,567
Interpublic Group	597,310	10,237,893
†Liberty Global Class A	280,073	11,651,037
Time Warner	178,874	11,685,838

		45,246,335

Metals & Mining–1.92%
Freeport-McMoRan Copper & Gold	351,924	11,638,127

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Newmont Mining	483,454	$11,332,162

		22,970,289

Multiline Retail–1.94%
Kohl’s	202,881	11,523,641
Target	192,801	11,666,389

		23,190,030

Multi-Utilities–0.98%
Consolidated Edison	217,495	11,668,607

		11,668,607

Oil, Gas & Consumable Fuels–7.74%
Apache	139,294	11,554,437
Chesapeake Energy	450,496	11,541,708
Chevron	97,588	11,604,189
ConocoPhillips	164,381	11,564,203
Hess	138,960	11,517,005
HollyFrontier	243,714	11,595,912
Marathon Oil	328,342	11,662,708
Murphy Oil	184,290	11,584,469

		92,624,631

Pharmaceuticals–1.96%
Lilly (Eli)	200,733	11,815,144
Pfizer	362,742	11,651,273

		23,466,417

Real Estate Investment Trusts–1.95%
American Capital Agency	544,199	11,694,836
Annaly Capital Management	1,058,026	11,606,545

		23,301,381

Road & Rail–1.95%
CSX	404,626	11,722,015
Norfolk Southern	120,023	11,662,635

		23,384,650

Semiconductors & Semiconductor Equipment–3.92%
Broadcom Class A	372,679	11,731,935
Intel	451,375	11,649,989
KLA-Tencor	168,207	11,629,832
Maxim Integrated Products	358,136	11,861,464

		46,873,220

Software–3.90%
Activision Blizzard	565,488	11,558,575
CA	374,975	11,612,976
Microsoft	286,953	11,762,203
Symantec	584,347	11,669,410

		46,603,164

Specialty Retail–1.94%
Best Buy	443,583	11,715,027

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Staples	1,017,082	$11,533,710

		23,248,737

Textiles, Apparel & Luxury Goods–0.97%
Coach	232,821	11,561,891

		11,561,891

Thrift & Mortgage Finance–0.98%
New York Community Bancorp	727,309	11,687,856

		11,687,856

Tobacco–1.95%
Altria Group	311,536	11,660,792
Reynolds American	218,111	11,651,490

		23,312,282

Total Common Stock (Cost $1,016,494,006)		1,168,049,424

MONEY MARKET FUND–2.27%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	27,089,641	27,089,641

Total Money Market Fund (Cost $27,089,641)		27,089,641

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.12%
U.S. Treasury Obligations–0.12%
U.S. Treasury Bills
¥ 0.029% 5/22/14	660,000	$659,985
¥ 0.03% 4/17/14	805,000	804,992

Total Short-Term Investments (Cost $1,464,962)		1,464,977

TOTAL VALUE OF SECURITIES–100.02% (Cost $1,045,048,609)	1,196,604,042
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(218,854)

NET ASSETS APPLICABLE TO 80,279,189 SHARES OUTSTANDING–100.00%	$1,196,385,188

†	Non-income producing for the period.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
311 E-mini S&P 500 Index	$28,683,459	$28,994,530	6/23/14	$311,072

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$1,168,049,424	$—	$1,168,049,424
Money Market Fund	27,089,641	—	27,089,641
Short-Term Investments	—	1,464,977	1,464,977

Total	$1,195,139,065	$1,464,977	$1,196,604,042

Futures Contracts	$311,072	$—	$311,072

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.80%
Aerospace & Defense–1.48%
AAR	40,910	$1,061,615
Exelis	56,809	1,079,939
†National Presto Industries	13,553	1,057,676

		3,199,230

Air Freight & Logistics–0.42%
†Atlas Air Worldwide Holdings	25,675	905,557

		905,557

Airlines–0.50%
SkyWest	84,751	1,081,423

		1,081,423

Auto Components–0.98%
Cooper Tire & Rubber	43,839	1,065,288
Superior Industries International	51,650	1,058,309

		2,123,597

Capital Markets–6.05%
Apollo Investment	125,999	1,047,052
Arlington Asset Investment Class A	40,183	1,064,046
Fidus Investment	54,376	1,050,001
Gladstone Capital	37,517	378,171
Gladstone Investment	40,447	334,497
Golub Capital	58,866	1,050,169
MCG Capital	176,133	667,544
Medallion Financial	79,205	1,046,298
Medley Capital	76,413	1,039,981
New Mountain Finance	71,974	1,047,222
Prospect Capital	96,634	1,043,647
Solar Capital	47,414	1,032,677
Solar Senior Capital	11,931	204,139
TCP Capital	62,395	1,032,637
TICC Capital	106,416	1,040,748

		13,078,829

Chemicals–1.00%
Axiall	23,446	1,053,194
FutureFuel	1,918	38,935
Olin	38,834	1,072,207

		2,164,336

Commercial Banks–1.30%
First Niagara Financial Group	112,271	1,060,961
Republic Bancorp Class A	30,156	681,526
Susquehanna Bancshares	94,100	1,071,799

		2,814,286

Commercial Services & Supplies–3.35%
ABM Industries	36,985	1,062,949
ADT	35,066	1,050,227
Ennis	64,483	1,068,483
Kimball International Class B	57,238	1,036,580
McGrath RentCorp	13,677	478,148

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
NL Industries	64,700	$701,348
Quad Graphics	44,976	1,054,687
United Stationers	19,154	786,655

		7,239,077

Communications Equipment–2.52%
Black Box	43,913	1,068,842
Comtech Telecommunications	32,810	1,045,327
InterDigital	32,003	1,059,619
†NETGEAR	31,160	1,051,027
Plantronics	21,953	975,811
Tessco Technologies	6,743	251,918

		5,452,544

Computers & Peripherals–0.49%
Lexmark International Class A	23,056	1,067,262

		1,067,262

Construction & Engineering–0.96%
KBR	39,111	1,043,481
URS	22,064	1,038,332

		2,081,813

Containers & Packaging–1.40%
Bemis	27,145	1,065,170
Greif Class A	17,209	903,300
Sonoco Products	25,806	1,058,562

		3,027,032

Distributor–0.73%
†VOXX International Class A	51,253	701,141
Weyco Group	32,322	873,340

		1,574,481

Diversified Telecommunication Services–1.80%
EarthLink Holdings	299,927	1,082,736
Frontier Communications	185,186	1,055,560
†Hawaiian Telcom Holdco	32,244	918,632
†Iridium Communications	111,904	840,399

		3,897,327

Electric Utilities–1.46%
Empire District Electric	43,185	1,050,259
Pinnacle West Capital	19,262	1,052,861
Westar Energy	29,907	1,051,530

		3,154,650

Electrical Equipment–2.08%
Brady Class A	27,026	733,756
Global Power Equipment Group	53,154	1,057,233
Powell Industries	10,301	667,505
Preformed Line Products	14,146	969,708
Regal-Beloit	14,597	1,061,348

		4,489,550

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–4.99%
Avnet	22,823	$1,061,954
AVX	50,918	671,099
CTS	64,304	1,342,668
Electro Rent	40,936	720,064
Electro Scientific Industries	49,165	484,275
†Fabrinet	45,122	937,184
Jabil Circuit	58,601	1,054,818
†Multi-Fineline Electronix	51,622	660,762
Park Electrochemical	11,413	340,906
†PC Connection	38,400	780,288
†Synnex	16,107	976,245
†TTM Technologies	82,233	694,869
Vishay Intertechnology	71,825	1,068,756

		10,793,888

Energy Equipment & Services–2.42%
Bristow Group	13,750	1,038,400
Diamond Offshore Drilling	21,718	1,058,970
†Hercules Offshore	224,784	1,031,759
Superior Energy Services	34,428	1,059,005
Tidewater	21,503	1,045,476

		5,233,610

Food & Staples Retailing–1.75%
Ingles Markets Class A	44,495	1,059,871
Roundy’s.	84,500	581,360
Spartan Stores	46,566	1,080,797
Weis Markets	21,543	1,060,993

		3,783,021

Food Products–0.98%
Fresh Del Monte Produce	38,376	1,058,026
Ingredion	15,453	1,052,040

		2,110,066

Health Care Equipment & Supplies–5.14%
Analogic	13,412	1,101,259
Atrion	3,863	1,182,619
Cantel Medical	14,724	496,493
CONMED	24,494	1,064,264
Cooper	7,867	1,080,611
CryoLife	49,751	495,520
DENTSPLY International	22,879	1,053,349
Hill-Rom Holdings	27,410	1,056,381
ResMed	23,713	1,059,734
STERIS	21,961	1,048,638
†Symmetry Medical	41,057	413,033
Teleflex	9,850	1,056,314

		11,108,215

Health Care Providers & Services–7.45%
Chemed	11,719	1,048,265
Ensign Group	24,025	1,048,451

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†IPC The Hospitalist	13,106	$643,242
Kindred Healthcare	45,348	1,062,050
†Leidos Holdings	30,045	1,062,692
†LHC Group	47,436	1,046,438
†Magellan Health Services	17,821	1,057,676
†Molina Healthcare	27,768	1,042,966
National Healthcare	16,176	902,136
Omnicare	17,712	1,056,875
Owens & Minor	30,132	1,055,524
Patterson	25,366	1,059,284
†Providence Service	15,900	449,652
Select Medical Holdings	81,378	1,013,156
†Triple-S Management Class B	64,240	1,036,834
U.S. Physical Therapy	30,800	1,064,756
Universal American	65,063	459,995

		16,109,992

Hotels, Restaurants & Leisure–1.36%
International Game Technology	75,856	1,066,535
Marcus	65,828	1,099,328
Speedway Motorsports	41,576	778,718

		2,944,581

Household Durables–2.91%
CSS Industries	38,189	1,031,103
D.R.Horton	48,027	1,039,785
MDC Holdings	37,170	1,051,168
NACCO Industries Class A	19,843	1,075,689
PulteGroup	54,747	1,050,595
Ryland Group	26,255	1,048,362

		6,296,702

Insurance–4.12%
American National Insurance	6,702	757,661
Baldwin & Lyons	32,165	845,618
EMC Insurance Group	26,337	935,754
Endurance Specialty Holdings	17,049	917,748
Horace Mann Educators	36,301	1,052,729
Kansas City Life Insurance	18,276	880,903
Meadowbrook Insurance Group	58,231	339,487
Old Republic International	65,210	1,069,444
Safety Insurance Group	19,461	1,047,975
Validus Holdings	28,037	1,057,275

		8,904,594

Internet & Catalog Retail–0.29%
PetMed Express	47,408	635,741

		635,741

Internet Software & Services–0.92%
j2 Global	21,166	1,059,358
†QuinStreet	32,189	213,735

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†RealNetworks	94,689	$717,743

		1,990,836

IT Services–2.20%
Computer Task Group	13,232	224,812
Convergys	41,901	918,051
CSG Systems International	29,098	757,712
DST Systems	11,076	1,049,894
†Global Cash Access Holdings	108,600	744,996
ManTech International Class A	35,777	1,052,202

		4,747,667

Life Sciences Tools & Services–0.49%
PerkinElmer	23,372	1,053,142

		1,053,142

Machinery–2.50%
AGCO	19,248	1,061,720
Briggs & Stratton	32,648	726,418
FreightCar America	15,131	351,644
Joy Global	17,956	1,041,448
Kadant	28,878	1,053,181
Kennametal	23,909	1,059,169
Miller Industries	5,874	114,719

		5,408,299

Media–2.16%
Cinemark Holdings	36,087	1,046,884
Gannett	38,390	1,059,564
Harte-Hanks	50,257	444,272
Meredith	22,864	1,061,576
Scholastic	30,369	1,047,123

		4,659,419

Metals & Mining–2.34%
Cliffs Natural Resources	52,037	1,064,677
Kaiser Aluminum	14,607	1,043,232
Reliance Steel & Aluminum	14,921	1,054,318
Schnitzer Steel Industries	28,771	830,043
Steel Dynamics	59,676	1,061,636

		5,053,906

Multiline Retail–0.59%
Dillard’s Class A	11,333	1,047,169
Fred’s Class A	12,235	220,352

		1,267,521

Multi-Utilities–0.98%
Integrys Energy Group	17,643	1,052,405
SCANA	20,560	1,055,139

		2,107,544

Oil, Gas & Consumable Fuels–3.52%
CVR Energy	25,042	1,058,025

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings	36,607	$1,063,067
Denbury Resources	62,432	1,023,885
Energy XXI Bermuda	43,913	1,035,029
†Halcon Resources	251,388	1,088,510
†Renewable Energy Group	90,343	1,082,309
Teekay Tankers Class A	63,393	224,411
Tesoro	20,609	1,042,609

		7,617,845

Paper & Forest Products–0.49%
Schweitzer-Mauduit International	24,952	1,062,706

		1,062,706

Personal Products–0.34%
Inter Parfums	1,962	71,044
Nature’s Sunshine Products	48,360	666,401

		737,445

Pharmaceuticals–0.49%
†Prestige Brands Holdings	39,200	1,068,200

		1,068,200

Professional Services–0.96%
CDI	58,976	1,011,438
Kelly Services Class A	44,802	1,063,151

		2,074,589

Real Estate Investment Trusts–9.24%
Anworth Mortgage Asset	209,828	1,040,747
Apollo Commercial Real Estate Finance	62,961	1,047,041
Ares Commercial Real Estate	44,004	590,094
ARMOUR Residential REIT	251,997	1,038,228
Capstead Mortgage	82,599	1,045,703
Chimera Investment	343,481	1,051,052
Colony Financial	47,719	1,047,432
Dynex Capital	117,999	1,056,091
Invesco Mortgage Capital	63,850	1,051,609
JAVELIN Mortgage Investment	37,679	505,275
MFA Financial	135,868	1,052,977
New Residential Investment	163,383	1,057,088
New York Mortgage Trust	134,290	1,044,776
PennyMac Mortgage Investment Trust	43,913	1,049,521
Redwood Trust	51,168	1,037,687
Resource Capital	187,861	1,046,386
Select Income REIT	34,750	1,051,883
Starwood Property Trust	44,610	1,052,350
Two Harbors Investment	102,034	1,045,849
Western Asset Mortgage Capital	67,493	1,055,591

		19,967,380

Semiconductors & Semiconductor Equipment–3.12%
Brooks Automation	97,540	1,066,112
†First Solar	15,162	1,058,156

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
IXYS	72,796	$826,235
Marvell Technology Group	67,450	1,062,337
MKS Instruments	35,875	1,072,304
†OmniVision Technologies	60,862	1,077,257
†Photronics	69,136	589,730

		6,752,131

Software–1.95%
Compuware	100,848	1,058,904
†Ebix	62,432	1,065,714
Epiq Systems	75,746	1,032,418
Mentor Graphics	48,227	1,061,959

		4,218,995

Specialty Retail–4.61%
American Eagle Outfitters	84,476	1,033,986
Big 5 Sporting Goods	41,774	670,473
Cato Class A	23,104	624,732
Chico’s FAS	64,522	1,034,288
†Citi Trends	21,002	342,123
Destination Maternity	18,239	499,749
GameStop Class A	25,622	1,053,064
Group 1 Automotive	16,133	1,059,293
Guess?	37,410	1,032,516
Rent-A-Center	39,096	1,039,954
†Sears Hometown and Outlet Stores	22,770	538,511
Shoe Carnival	45,250	1,042,560

		9,971,249

Thrift & Mortgage Finance–0.49%
Home Loan Servicing Solutions	49,115	1,060,884

		1,060,884

Tobacco–0.49%
Universal	18,912	1,056,992

		1,056,992

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.50%
Aceto	12,037	$241,823
Aircastle	36,536	708,068
†CAI International	19,945	492,043
Houston Wire & Cable	55,518	728,951
†TAL International Group	24,797	1,063,047

		3,233,932

Wireless Telecommunication Services–0.49%
USA Mobility	58,469	1,062,382

		1,062,382

Total Common Stock (Cost $193,927,385)		211,444,468

MONEY MARKET FUND–2.08%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	4,501,930	4,501,930

Total Money Market Fund (Cost $4,501,930)		4,501,930

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.16%
U.S. Treasury Obligations–0.16%
U.S. Treasury Bill ¥ 0.03% 4/17/14	340,000	339,997

Total Short-Term Investment (Cost $339,995)		339,997

TOTAL VALUE OF SECURITIES–100.04% (Cost $198,769,310)	216,286,395
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(81,207)

NET ASSETS APPLICABLE TO 13,969,130 SHARES OUTSTANDING–100.00%	$216,205,188

†	Non-income producing for the period.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Small-Mid Cap 200 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
16 E-mini Russell 2000 Index	$1,879,804	$1,872,800	6/23/14	$(7,004)
24 E-mini S&P MidCap 400 Index	3,263,064	3,299,760	6/23/14	36,696

	$5,142,868			$29,692

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$211,444,468	$—	$211,444,468
Money Market Fund	4,501,930	—	4,501,930
Short-Term Investments	—	339,997	339,997

Total	$215,946,398	$339,997	$216,286,395

Futures Contracts	$29,692	$—	$29,692

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Small-Mid Cap 200 Fund–5

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
AFFILIATED INVESTMENT COMPANIES–60.01%
Equity Funds–24.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,551,586	$112,541,288
LVIP SSgA S&P 500 Index Fund	5,077,240	68,497,048
LVIP SSgA Small-Cap Index Fund	763,714	20,621,048
LVIP SSgA Small-Mid Cap 200 Fund	1,124,019	17,398,695

		219,058,079

Fixed Income Fund–17.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	13,744,393	154,074,648

		154,074,648

International Equity Funds–17.71%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	10,045,056	99,918,170
LVIP SSgA Emerging Markets 100 Fund	433,987	4,155,861
LVIP SSgA International Index Fund .	5,476,035	52,175,666

		156,249,697

Total Affiliated Investment Companies (Cost $452,099,797)		529,382,424

UNAFFILIATED INVESTMENT COMPANIES–39.99%
Commodity Fund–0.97%
†SPDR® Gold Shares ETF	69,593	8,602,391

		8,602,391

Equity Funds–11.97%
Consumer Discretionary Select Sector SPDR® Fund	256,944	16,629,416
Industrial Select Sector SPDR® Fund	329,323	17,233,473

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF	91,154	$17,049,444
SPDR® S&P 500 Growth ETF	97,065	8,388,357
SPDR® S&P 600 Small Cap ETF	282,037	29,303,644
Technology Select Sector SPDR® Fund	467,745	17,002,531

		105,606,865

Fixed Income Funds–13.95%
iShares iBoxx Investment Grade Corporate Bond Fund	72,303	8,457,282
SPDR® Barclays Capital Aggregate Bond ETF	523,803	29,914,389
SPDR® Barclays Capital TIPS ETF	1,217,952	67,693,772
SPDR® DB International Government Inflation-Protected Bond ETF	283,673	17,045,911

		123,111,354

International Equity Funds–9.74%
SPDR® S&P Emerging Markets ETF	343,105	21,766,581
SPDR® S&P World ex-US ETF	1,893,343	55,702,151
Vanguard FTSE Pacific ETF	142,652	8,430,733

		85,899,465

Money Market Fund–3.36%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	29,617,723	29,617,723

		29,617,723

Total Unaffiliated Investment Companies (Cost $336,376,042)		352,837,798

TOTAL VALUE OF SECURITIES–100.00% (Cost $788,475,839)	882,220,222
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(43,857)

NET ASSETS APPLICABLE TO 74,162,232 SHARES OUTSTANDING–100.00%	$882,176,365

†	Non-income producing for the period.
*	Standard Class shares.
«	Includes $1,926,100 cash and $876,372 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
42	British Pound Currency	$4,361,196	$4,373,775	6/17/14	$12,579
105	E-mini MSCI Emerging Markets Index	5,197,263	5,177,025	6/23/14	(20,238)
60	E-mini Russell 2000 Index	6,947,860	7,023,000	6/23/14	75,140
242	E-mini S&P 500 Index	22,571,434	22,561,661	6/23/14	(9,773)
43	Euro Currency	7,409,459	7,403,525	6/17/14	(5,934)
173	Euro STOXX 50 Index	7,426,566	7,388,337	6/23/14	(38,229)
41	FTSE 100 Index	4,488,910	4,472,823	6/23/14	(16,087)
44	Japanese Yen Currency	5,325,710	5,330,600	6/17/14	4,890

		$63,728,398			$2,348

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$882,220,222

Futures Contracts	$2,348

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.07%
Australia–7.51%
AGL Energy	80,253	$1,131,559
ALS	55,021	375,662
†Alumina	289,134	321,961
Amcor	172,521	1,666,712
AMP	413,727	1,914,770
APA Group	128,424	765,329
Asciano	155,556	752,495
ASX	26,028	872,071
Aurizon Holdings	307,648	1,469,354
Australia & New Zealand Banking Group	392,193	12,063,709
Bank of Queensland	39,491	471,786
Bendigo & Adelaide Bank	69,518	734,311
BHP Billiton	453,126	15,357,157
Boral	91,405	480,365
Brambles	217,564	1,871,724
Caltex Australia	18,644	381,453
CFS Retail Property Trust Group	295,692	518,756
Coca-Cola Amatil	73,084	748,855
Cochlear	8,574	453,783
Commonwealth Bank of Australia	227,446	16,371,950
Computershare	65,279	734,063
Crown	59,112	914,137
CSL	69,726	4,503,232
Dexus Property Group	871,371	859,194
Echo Entertainment Group	120,558	274,390
Federation Centres	245,337	537,728
Flight Centre	8,399	409,721
Fortescue Metals Group	206,048	1,008,677
Goodman Group	257,407	1,131,995
GPT Group	277,959	944,622
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	40,722	124,866
Iluka Resources	48,107	442,934
Incitec Pivot	274,527	754,886
Insurance Australia Group	335,757	1,736,370
Leighton Holdings	28,731	563,141
Lend Lease Group	75,805	834,746
Macquarie Group	42,473	2,289,978
Metcash	99,452	241,621
Mirvac Group	475,119	750,741
National Australia Bank	332,441	10,959,435
†Newcrest Mining	120,681	1,104,157
Orica	56,636	1,152,307
Origin Energy	153,252	2,035,270
†Qantas Airways	92,082	94,591
QBE Insurance Group	170,426	2,025,113
Ramsay Health Care	21,099	942,689
REA Group	6,506	294,777
Rio Tinto	63,427	3,740,692
Santos	137,013	1,717,496
Seek	55,169	901,912

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Sonic Healthcare	47,576	$762,136
SP AusNet	229,910	279,850
Stockland	343,534	1,196,558
Suncorp Group	179,005	2,141,994
Sydney Airport	147,704	574,651
TABCORP Holdings	142,605	451,592
Tatts Group	164,267	442,273
Telstra	599,353	2,825,908
Toll Holdings	75,560	365,370
Transurban Group	188,519	1,270,775
Treasury Wine Estates	74,212	243,757
Wesfarmers	162,771	6,235,978
Westfield Group	283,484	2,699,962
Westfield Retail Trust	456,198	1,262,900
Westpac Banking	439,134	14,117,792
Woodside Petroleum	90,374	3,272,035
Woolworths	178,780	5,928,049
WorleyParsons	29,413	414,195

		147,235,018

Austria–0.29%
Andritz	9,058	560,069
Erste Group Bank	38,857	1,329,279
†=IMMOEAST	13,053	0
†IMMOFINANZ	155,075	726,880
OMV	22,930	1,040,830
Raiffeisen Bank International	19,247	642,267
Telekom Austria	27,172	270,551
Vienna Insurance Group	5,870	290,065
Voestalpine	18,078	795,591

		5,655,532

Belgium–1.17%
Ageas	31,642	1,410,896
Anheuser-Busch InBev	112,940	11,894,313
†*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	23,376	732,432
Colruyt	11,778	649,261
Delhaize Group	13,032	953,058
Groupe Bruxelles Lambert	12,382	1,236,964
KBC Groep	34,932	2,151,323
Solvay Class A	8,853	1,390,676
Telenet Group Holding	7,983	492,096
UCB	16,794	1,347,315
Umicore	14,455	737,115

		22,995,449

☐China–0.01%
Yangzijiang Shipbuilding Holdings	173,000	148,844

		148,844

Denmark–1.31%
A.P. Moller-Maersk Class A	82	943,714

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
A.P. Moller-Maersk Class B	184	$2,202,312
Carlsberg Class B	15,037	1,494,837
Coloplast Class B	16,702	1,350,413
Danske Bank	91,210	2,537,972
DSV	28,607	922,467
Novo Nordisk Class B	284,365	12,948,142
Novozymes Class B	33,878	1,489,283
TDC	125,600	1,161,160
Tryg	2,515	248,784
†William Demant Holding	3,899	333,211

		25,632,295

Finland–0.88%
Elisa	21,162	608,754
Fortum	63,643	1,446,683
Kone Class B	43,544	1,828,342
Metso	16,203	530,567
Neste Oil	23,689	483,000
†Nokia	537,364	3,953,611
Nokian Renkaat	14,074	569,429
Orion Class B	16,843	508,487
Pohjola Bank Class A	20,044	446,233
Sampo Class A	64,558	3,351,188
Stora Enso Class R	87,244	933,713
UPM-Kymmene	70,129	1,199,832
Wartsila	26,754	1,454,254

		17,314,093

France–9.73%
Accor	24,323	1,244,779
Aeroports de Paris	4,250	529,704
Air Liquide	44,213	5,987,332
†Alcatel-Lucent	389,971	1,535,806
Alstom	26,867	733,218
Arkema	9,735	1,101,278
AtoS	10,900	985,019
AXA	251,907	6,544,230
BIC	3,961	520,304
BNP Paribas	142,324	10,973,061
Bouygues	29,115	1,213,213
Bureau Veritas	34,457	1,056,837
Cap Gemini	20,620	1,561,068
Carrefour	89,682	3,469,290
Casino Guichard Perrachon	8,803	1,046,648
Christian Dior	7,730	1,484,673
Cie de Saint-Gobain	60,551	3,655,719
†Cie Generale de Geophysique-Veritas	22,943	367,690
Cie Generale d’Optique Essilor International	28,112	2,837,013
CNP Assurances	27,678	586,222
†Credit Agricole	140,182	2,209,303
Danone	80,646	5,697,428

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Dassault Systemes	10,084	$1,179,985
EADS	83,000	5,944,543
Edenred	29,541	926,687
EDF	31,664	1,252,014
Eurazeo	5,106	458,583
Eutelsat Communications	19,355	656,825
Fonciere Des Regions	4,115	381,086
GDF Suez	191,194	5,230,112
Gecina	3,380	449,228
Groupe Eurotunnel	75,374	962,159
ICADE	5,292	523,200
Iliad	4,074	1,174,706
Imerys	4,249	377,780
JCDecaux	10,481	458,707
Kering	10,489	2,138,657
Klepierre	15,148	677,654
Lafarge	26,149	2,040,929
Lagardere	18,306	726,577
Legrand	38,233	2,375,035
L’Oreal	34,319	5,661,965
LVMH Moet Hennessy Louis Vuitton	35,710	6,471,094
Michelin Class B	25,759	3,220,259
Natixis	139,655	1,025,655
Orange	269,440	3,980,101
Pernod-Ricard	30,924	3,598,784
Publicis Groupe	25,103	2,266,326
Remy Cointreau	2,948	236,472
Renault	26,946	2,617,370
Rexel	37,559	985,448
Safran	37,444	2,594,105
Sanofi	168,484	17,606,437
Schneider Electric	74,037	6,561,629
SCOR	22,969	804,497
Societe Generale	101,756	6,263,650
Sodexo	13,567	1,421,977
Suez Environnement	42,800	869,416
Technip	15,436	1,591,216
Thales	13,652	905,264
Total	304,723	20,058,268
Unibail-Rodamco	14,141	3,669,987
Valeo	11,507	1,620,571
Vallourec	13,706	743,555
Veolia Environnement	53,060	1,051,547
Vinci	68,930	5,116,629
Vivendi	173,334	4,824,379
Wendel	4,409	685,411
Zodiac Aerospace	25,310	894,231

		190,620,545

Germany–8.41%
Adidas	30,505	3,298,484
Allianz	65,272	11,032,197

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Axel Springer	6,481	$414,733
BASF	131,094	14,587,198
Bayer	116,657	15,798,129
Bayerische Motoren Werke	47,036	5,943,756
Beiersdorf	14,282	1,392,979
Brenntag	7,769	1,442,824
Celesio	9,059	309,657
†Commerzbank	135,010	2,483,390
Continental	15,987	3,833,962
Daimler	134,039	12,679,944
Deutsche Bank	142,956	6,407,083
Deutsche Boerse	26,852	2,137,782
†Deutsche Lufthansa	29,595	775,965
Deutsche Post	130,646	4,857,088
Deutsche Telekom	406,030	6,588,071
Deutsche Wohnen	46,841	1,004,678
E.ON	256,422	5,007,948
Fraport	6,547	489,211
Fresenius	17,417	2,733,924
Fresenius Medical Care	30,268	2,117,754
GEA Group	24,161	1,103,849
Hannover Rueckversicherung	9,135	817,132
HeidelbergCement	19,883	1,704,201
Henkel	18,184	1,828,731
Hochtief	3,715	337,797
Hugo Boss	5,213	694,107
Infineon Technologies	153,883	1,835,857
K+S	21,564	708,120
Kabel Deutschland Holding	2,676	367,590
Lanxess	10,475	790,675
Linde	26,384	5,282,777
MAN	4,417	563,034
Merck	9,089	1,530,645
†Metro	18,095	738,119
Muenchener Rueckversicherungs Class R	25,472	5,566,070
†OSRAM Licht	12,830	831,919
ProSiebenSat.1 Media	32,717	1,500,703
RWE	67,549	2,741,115
SAP	131,839	10,694,203
Siemens	113,134	15,257,553
†Sky Deutschland	54,160	467,358
Suedzucker	10,134	289,024
Telefonica Deutschland Holding	31,976	255,189
†ThyssenKrupp	64,594	1,732,977
United Internet	14,805	694,456
Volkswagen	4,562	1,157,393

		164,827,351

■Hong Kong–2.65%
AIA Group	1,685,000	8,014,164
ASM Pacific Technology	34,000	330,290

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Bank of East Asia	171,367	$671,033
BOC Hong Kong Holdings	519,000	1,481,974
Cathay Pacific Airways	188,000	351,146
Cheung Kong Holdings	191,000	3,175,910
Cheung Kong Infrastructure Holdings	84,000	537,213
CLP Holdings	260,000	1,962,165
First Pacific	285,750	284,817
†Galaxy Entertainment Group	292,000	2,548,639
Hang Lung Properties	349,000	1,006,883
Hang Seng Bank	107,100	1,708,568
Henderson Land Development	159,895	935,696
HKT Trust	356,434	376,980
Hong Kong & China Gas	848,078	1,852,861
Hong Kong Exchanges & Clearing	150,911	2,291,895
Hopewell Holdings	52,000	178,932
Hutchison Whampoa	309,000	4,101,018
Hysan Development	76,850	335,353
†Kerry Logistics Network	15	22
Kerry Properties	81,031	270,232
Li & Fung	844,000	1,250,710
Link REIT	325,215	1,603,680
MGM China Holdings	135,995	480,480
MTR	184,339	683,064
New World Development	618,845	624,278
Noble Group	676,155	639,186
NWS Holdings	265,737	448,469
PCCW	527,000	264,300
Power Assets Holdings	206,000	1,788,006
Sands China	333,068	2,498,006
Shangri-La Asia	254,166	416,766
Sino Land	438,186	645,859
SJM Holdings	287,591	810,217
Sun Hung Kai Properties	224,678	2,758,925
Swire Pacific Class A	99,000	1,156,333
Swire Properties	133,961	382,389
Wharf Holdings	226,000	1,449,502
Wheelock	104,000	407,594
Wynn Macau	211,153	878,863
Yue Yuen Industrial Holdings	118,500	386,146

		51,988,564

Ireland–0.88%
†Bank of Ireland	3,052,221	1,299,791
CRH	100,807	2,820,719
Experian	140,092	2,528,141
=Irish Bank Resolution	3,965	0
James Hardie Industries CDI	61,778	825,145
Kerry Group Class A	22,398	1,709,764
Shire	84,083	4,162,678
WPP	192,847	3,984,747

		17,330,985

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.50%
Bank Hapoalim	140,296	$800,929
†Bank Leumi Le-Israel	178,346	696,067
Bezeq Israeli Telecommunication	234,136	417,360
Delek Group	567	226,479
†Israel	195	108,901
Israel Chemicals	58,403	510,921
Mizrahi Tefahot Bank	17,430	238,409
NICE Systems	11,008	490,864
Teva Pharmaceutical Industries	121,404	6,397,888

		9,887,818

Italy–2.34%
Assicurazioni Generali	169,665	3,781,765
Atlantia	56,508	1,451,951
†Banca Monte Dei Paschi Siena	1,048,908	383,752
Enel	947,002	5,356,415
Enel Green Power	280,471	787,693
ENI	364,515	9,140,722
Exor	12,254	549,946
†Fiat	114,846	1,338,906
†Finmeccanica	67,349	665,113
Intesa Sanpaolo	1,511,375	5,128,392
Intesa Sanpaolo RSP	75,644	214,983
Luxottica Group	23,954	1,384,084
†Mediobanca	70,939	812,002
Pirelli & C	39,571	622,479
Prysmian	24,564	611,284
Saipem	39,228	958,138
Snam	289,247	1,694,273
Telecom Italia	1,494,137	1,765,988
Telecom Italia RSP	749,773	703,590
Terna	230,889	1,235,664
UniCredit	617,774	5,647,096
Unione di Banche Italiane SCpA	112,614	1,062,494
†Unipolsai	165,713	635,340

		45,932,070

Japan–18.70%
ABC-Mart	4,800	208,244
†Acom	33,700	107,682
Advantest	13,900	150,310
Aeon	89,100	1,002,903
Aeon Financial Service	19,500	439,977
Aeon Mall	16,390	419,924
Air Water	24,000	331,243
Aisin Seiki	24,900	898,847
Ajinomoto	87,000	1,245,213
Alfresa Holdings	7,400	482,576
Amada	49,000	344,758
ANA Holdings	199,000	429,753
Aozora Bank	120,000	341,682
Asahi Glass	124,000	717,486

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Group Holdings	54,600	$1,530,829
Asahi Kasei	181,000	1,227,348
Asics	21,000	412,850
Astellas Pharma	315,500	3,745,978
Bank of Kyoto	38,000	313,220
Bank of Yokohama	147,000	733,293
Benesse Holdings	10,300	393,977
Bridgestone	94,900	3,363,483
Brother Industries	30,200	422,284
Calbee	12,400	292,190
Canon	162,000	5,028,048
Casio Computer	39,300	464,704
Central Japan Railway	19,900	2,324,651
Chiba Bank	99,000	609,396
Chiyoda	27,000	348,396
†Chubu Electric Power	82,500	970,702
Chugai Pharmaceutical	27,900	712,665
Chugoku Bank	21,000	279,872
Chugoku Electric Power	38,900	541,313
Citizen Holdings	25,900	194,722
Coca-Cola West Class C	11,300	197,387
Credit Saison	24,400	485,273
Dai Nippon Printing	71,000	679,006
Daicel	43,000	352,562
Daido Steel	24,000	120,023
Daihatsu Motor	31,800	561,535
Dai-ichi Life Insurance	118,900	1,729,729
Daiichi Sankyo	94,500	1,592,445
Daikin Industries	33,000	1,850,711
Dainippon Sumitomo Pharma	22,500	357,192
Daito Trust Construction	11,000	1,018,958
Daiwa House Industry	85,000	1,443,220
Daiwa Securities Group	233,000	2,024,460
Dena	11,000	198,710
Denso	70,800	3,395,473
Dentsu	28,700	1,086,865
Don Quijote	7,600	392,397
East Japan Railway	48,900	3,602,028
Eisai	36,600	1,422,785
Electric Power Development	13,600	382,524
FamilyMart	8,500	373,815
FANUC	27,300	4,826,657
Fast Retailing	7,300	2,640,466
Fuji Electric	83,000	371,087
Fuji Heavy Industries	81,400	2,204,408
FUJIFILM Holdings	65,500	1,758,233
Fujitsu	269,000	1,626,056
Fukuoka Financial Group	87,000	357,379
Gree	23,400	258,691
GungHo Online Entertainment	40,000	217,449
Gunma Bank	57,000	310,037
Hachijuni Bank	58,000	329,616

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hakuhodo DY Holdings	21,400	$149,050
Hamamatsu Photonics	9,000	406,033
Hankyu Hanshin Holdings	168,000	913,983
Hino Motors	34,000	503,571
Hirose Electric	4,800	659,952
Hiroshima Bank	75,000	313,158
Hisamitsu Pharmaceutical	7,100	320,423
Hitachi	679,000	5,026,242
Hitachi Chemical	9,400	127,872
Hitachi Construction Machinery	14,900	286,330
Hitachi High-Technologies	5,700	132,788
Hitachi Metals	29,000	413,114
†Hokkaido Electric Power	26,800	225,900
Hokuhoku Financial Group	135,000	258,860
Hokuriku Electric Power	23,600	306,015
Honda Motor	233,800	8,227,039
HOYA	63,300	1,980,184
Hulic	37,500	514,783
Ibiden	20,100	396,592
Idemitsu Kosan	14,400	296,234
IHI	196,000	824,716
IIda Group Holdings	20,000	276,949
Inpex	124,200	1,612,849
Isetan Mitsukoshi Holdings	53,500	660,001
Isuzu Motors	175,000	1,004,856
ITOCHU	209,800	2,454,868
ITOCHU Techno-Solutions	1,500	63,353
Iyo Bank	32,000	305,472
J Front Retailing	56,000	385,404
Japan Airlines	10,000	492,170
Japan Exchange Group	32,000	782,239
Japan Petroleum Exploration	2,700	89,901
Japan Prime Realty Investment	92	297,998
Japan Real Estate Investment	154	774,989
Japan Retail Fund Investment	282	555,780
Japan Steel Works	59,000	264,957
Japan Tobacco	157,100	4,931,202
JFE Holdings	70,100	1,317,285
JGC	31,000	1,076,974
Joyo Bank	77,000	383,813
JSR	20,100	371,885
JTEKT	31,200	463,184
JX Holdings	316,210	1,524,534
Kajima	108,000	377,906
Kakaku.com	18,200	295,906
Kamigumi	41,000	398,376
Kaneka	27,000	163,391
†Kansai Electric Power	101,400	1,039,445
Kansai Paint	30,000	427,119
Kao	75,000	2,656,175
Kawasaki Heavy Industries	192,000	707,403
KDDI	77,000	4,471,222

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keikyu	74,000	$624,039
Keio	83,000	577,902
Keisei Electric Railway	39,000	338,072
Keyence	6,244	2,572,444
Kikkoman	21,000	396,450
Kinden	16,000	154,816
Kintetsu	263,000	935,240
Kirin Holdings	121,000	1,674,648
Kobe Steel	391,000	518,902
Koito Manufacturing	9,000	152,632
Komatsu	128,800	2,700,366
Konami	13,300	306,888
Konica Minolta Holdings	72,500	678,317
Kubota	149,000	1,980,387
Kuraray	46,000	526,320
Kurita Water Industries	16,000	347,400
Kyocera	45,000	2,028,142
Kyowa Hakko Kirin	31,000	330,334
†Kyushu Electric Power	57,400	701,832
Lawson	8,600	608,559
LIXIL Group	40,000	1,103,838
M3	23,800	390,328
Mabuchi Motor	2,700	177,034
Makita	17,300	952,474
Marubeni	232,000	1,557,526
Marui Group	39,100	335,495
Maruichi Steel Tube	3,600	93,170
Mazda Motor	378,000	1,679,386
McDonald’s Holdings Japan	6,100	164,002
Medipal Holdings	14,100	215,919
MEIJI Holdings	9,834	619,916
Miraca Holdings	8,200	359,231
Mitsubishi	204,300	3,789,912
Mitsubishi Chemical Holdings	209,600	870,494
Mitsubishi Electric	265,000	2,983,196
Mitsubishi Estate	179,000	4,250,679
Mitsubishi Gas Chemical	49,000	276,246
Mitsubishi Heavy Industries	419,000	2,424,608
Mitsubishi Logistics	11,000	152,835
Mitsubishi Materials	180,000	510,147
Mitsubishi Motors	97,100	1,014,151
Mitsubishi Tanabe Pharma	25,700	359,639
Mitsubishi UFJ Financial Group	1,803,500	9,931,969
Mitsubishi UFJ Lease & Finance	69,900	343,162
Mitsui	252,800	3,573,139
Mitsui Chemicals	129,000	315,840
Mitsui Fudosan	122,000	3,722,183
Mitsui OSK Lines	166,000	645,723
Mizuho Financial Group	3,223,820	6,389,447
MS&AD Insurance Group Holdings	70,754	1,619,724
Murata Manufacturing	28,300	2,675,073
Nabtesco	14,600	337,013

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Namco Bandai Holdings	24,700	$585,906
NEC	389,000	1,194,928
Nexon	8,500	71,388
NGK Insulators	41,000	855,371
NGK Spark Plug	21,000	471,935
NHK Spring	14,200	132,060
Nidec	29,800	1,827,350
Nikon	49,900	803,941
Nintendo	15,600	1,864,909
Nippon Building Fund	202	1,057,076
Nippon Electric Glass	61,000	314,284
Nippon Express	96,000	469,528
Nippon Meat Packers	25,000	372,163
Nippon Paint	21,000	317,987
Nippon Prologis REIT	190	383,546
Nippon Steel & Sumitomo Metal	1,040,220	2,838,665
Nippon Telegraph & Telephone	51,700	2,809,598
Nippon Yusen	219,000	636,077
Nishi-Nippon City Bank	125,000	280,984
Nissan Motor	341,300	3,042,266
Nisshin Seifun Group	29,150	320,198
Nissin Foods Holdings	8,500	383,613
Nitori Holdings	9,700	420,963
Nitto Denko	24,600	1,179,724
NKSJ Holdings	48,375	1,242,060
NOK	9,500	154,604
Nomura Holdings	529,300	3,395,561
Nomura Real Estate Holdings	14,700	281,479
Nomura Research Institute	12,800	403,813
NSK	70,000	718,056
NTT Data	19,400	752,891
NTT DoCoMo	222,600	3,507,787
NTT Urban Development	13,800	129,896
Obayashi	75,000	422,794
Odakyu Electric Railway	77,000	662,828
Oji Holdings	101,000	451,784
†Olympus	31,800	1,015,445
Omron	29,600	1,224,810
Ono Pharmaceutical	10,900	947,605
Oracle Japan	3,800	172,316
Oriental Land	7,500	1,140,217
†ORIX	188,100	2,651,206
Osaka Gas	275,000	1,039,409
Otsuka	1,700	221,746
Otsuka Holdings	51,300	1,534,727
Panasonic	320,900	3,649,802
Park24	17,800	338,237
Rakuten	102,500	1,369,224
Resona Holdings	327,300	1,581,765
Ricoh	103,400	1,198,754
Rinnai	4,600	404,645
Rohm	14,900	665,353

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sankyo	5,900	$248,321
Sanrio	5,700	192,412
Santen Pharmaceutical	8,700	384,969
SBI Holdings	27,270	328,656
Secom	29,700	1,707,393
Sega Sammy Holdings	22,300	500,633
Seiko Epson	21,400	668,713
Sekisui Chemical	64,000	664,752
Sekisui House	83,300	1,030,311
Seven & I Holdings	108,100	4,119,294
Seven Bank	70,600	277,076
†Sharp	244,000	743,117
†Shikoku Electric Power	22,500	305,092
Shimadzu	41,000	364,292
Shimamura	2,800	242,307
Shimano	11,500	1,156,803
Shimizu	85,000	440,238
Shin-Etsu Chemical	56,200	3,203,891
Shinsei Bank	224,000	439,786
Shionogi	43,700	807,921
Shiseido	46,100	812,263
Shizuoka Bank	73,000	711,431
Showa Denko	227,000	321,366
Showa Shell Sekiyu	18,000	160,733
SMC	7,200	1,898,970
SoftBank	135,900	10,270,224
Sojitz	195,200	332,791
Sony	152,700	2,908,650
Sony Financial Holdings	24,400	399,006
Stanley Electric	19,600	434,990
Sumco	10,800	83,678
Sumitomo	157,100	1,997,713
Sumitomo Chemical	230,000	848,027
Sumitomo Electric Industries	107,000	1,597,458
Sumitomo Heavy Industries	79,000	321,326
Sumitomo Metal Mining	67,000	839,811
Sumitomo Mitsui Financial Group	182,600	7,827,333
Sumitomo Mitsui Trust Holdings	459,460	2,078,950
Sumitomo Realty & Development	49,000	1,917,894
Sumitomo Rubber Industries	23,600	300,203
Suntory Beverage & Food	21,800	751,115
Suruga Bank	25,000	440,411
Suzuken	10,500	406,198
Suzuki Motor	52,500	1,368,878
Sysmex	22,400	714,200
T&D Holdings	84,700	1,008,115
Taiheiyo Cement	141,000	507,814
Taisei	123,000	548,945
Taisho Pharmaceutical Holdings	4,800	386,605
Taiyo Nippon Sanso	22,000	173,053
Takashimaya	33,000	308,896
Takeda Pharmaceutical	112,700	5,334,596

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TDK	16,700	$696,459
Teijin	135,000	334,509
Terumo	38,600	840,799
THK	16,500	369,904
Tobu Railway	128,000	618,071
Toho	17,100	342,749
Toho Gas	58,000	315,157
Tohoku Electric Power	59,200	608,836
Tokio Marine Holdings	94,900	2,846,226
†Tokyo Electric Power	183,200	737,124
Tokyo Electron	24,500	1,522,764
Tokyo Gas	336,000	1,703,821
Tokyo Tatemono	64,000	548,401
Tokyu	168,000	1,026,692
Tokyu Fudosan Holdings	72,000	536,925
TonenGeneral Sekiyu	39,000	344,133
Toppan Printing	86,000	614,913
Toray Industries	212,000	1,398,875
Toshiba	557,000	2,360,999
TOTO	38,000	526,775
Toyo Seikan Kaisha	22,000	357,047
Toyo Suisan Kaisha	11,000	367,571
Toyoda Gosei	6,100	116,785
Toyota Boshoku	3,100	31,349
Toyota Industries	21,100	1,014,139
Toyota Motor	392,800	22,152,576
Toyota Tsusho	27,000	684,862
Trend Micro	12,200	376,954
Tsumura	5,400	129,763
Ube Industries	174,000	320,511
Unicharm	15,500	827,069
United Urban Investment	394	579,790
USS	31,700	445,340
West Japan Railway	25,000	1,020,458
Yahoo Japan	219,300	1,074,389
Yakult Honsha	11,100	557,220
Yamada Denki	149,900	499,637
Yamaguchi Financial Group	32,000	288,530
Yamaha	25,900	333,136
Yamaha Motor	43,500	694,028
Yamato Holdings	56,800	1,222,469
Yamato Kogyo	3,200	100,329
Yamazaki Baking	10,000	118,245
Yaskawa Electric	31,000	428,307
Yokogawa Electric	31,000	501,193
Yokohama Rubber	24,000	225,727

		366,607,780

Luxembourg–0.36%
ArcelorMittal	138,210	2,230,584
Millicom International Cellular SDR	10,274	1,046,438
RTL Group	4,778	544,166

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg (continued)
SES FDR	45,783	$1,708,145
Tenaris	67,544	1,492,535

		7,021,868

Mexico–0.02%
Fresnillo	24,898	350,996

		350,996

Netherlands–4.47%
AEGON	249,154	2,294,986
Akzo Nobel	33,134	2,702,422
ASML Holding	51,544	4,797,892
†CNH Industrial	142,086	1,635,252
Corio	9,731	444,524
Delta Lloyd	26,414	732,246
Fugro CVA	8,329	511,760
Gemalto	12,019	1,400,868
Heineken	31,968	2,224,571
Heineken Holding	15,794	1,019,824
†ING Groep CVA	537,668	7,646,547
Koninklijke Ahold	129,769	2,606,243
Koninklijke Boskalis Westminster	9,840	541,583
Koninklijke DSM	21,883	1,500,903
†Koninklijke KPN	476,439	1,681,869
Koninklijke Philips Electronics	134,211	4,721,430
Koninklijke Vopak	11,600	647,478
†OCI	15,255	692,164
†QIAGEN	35,235	740,122
Randstad Holding	16,547	968,474
Reed Elsevier	96,634	2,090,827
Royal Dutch Shell Class A	550,009	20,096,718
Royal Dutch Shell Class B	352,523	13,763,056
TNT Express	51,297	503,276
Unilever CVA	229,425	9,437,308
Wolters Kluwer	46,117	1,300,096
Ziggo	19,467	864,519

		87,566,958

New Zealand–0.13%
Auckland International Airport	187,726	621,082
Contact Energy	39,663	183,196
Fletcher Building	102,878	851,058
Ryman Healthcare	46,082	350,359
Telecom New Zealand	264,924	561,753

		2,567,448

Norway–0.77%
Aker Solutions	17,577	273,570
DNB	135,259	2,350,389
Gjensidige Forsikring	31,313	635,798
Norsk Hydro	209,752	1,044,396
Orkla	96,153	819,742
Seadrill	52,098	1,834,279

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Statoil	161,585	$4,559,228
Telenor	101,989	2,257,381
Yara International	27,909	1,236,235

		15,011,018

Portugal–0.19%
†Banco Espirito Santo Class R	332,435	622,542
EDP.	306,838	1,424,537
Galp Energia	47,958	827,839
Jeronimo Martins	32,739	549,384
Portugal Telecom	73,993	314,939

		3,739,241

Singapore–1.33%
Ascendas Real Estate Investment Trust	325,000	584,953
CapitaCommercial Trust	294,000	348,030
CapitaLand	349,000	803,754
CapitaMall Trust	405,000	609,326
CapitaMalls Asia	154,000	219,539
City Developments	50,000	402,357
ComfortDelGro	282,000	446,035
DBS Group Holdings	234,863	3,025,744
Genting Singapore	955,800	1,016,423
Global Logistic Properties	450,000	949,622
Golden Agri-Resources	1,199,480	548,721
Hutchison Port Holdings Trust	909,400	591,274
Jardine Cycle & Carriage	14,000	505,253
Keppel	202,815	1,759,411
Keppel Land	69,523	186,093
=OCBC Bank	354,728	2,681,608
Olam International	201,532	356,835
Sembcorp Industries	151,000	660,457
SembCorp Marine	105,000	338,511
Singapore Airlines	70,000	583,170
Singapore Exchange	113,000	624,411
Singapore Press Holdings	241,000	805,300
Singapore Technologies Engineering	206,000	626,693
Singapore Telecommunications	1,092,000	3,173,882
StarHub	58,000	194,032
United Overseas Bank	174,544	3,010,547
UOL Group	57,000	284,234
Wilmar International	252,000	694,327

		26,030,542

Spain–3.37%
Abertis Infraestructuras	49,839	1,139,076
ACS	27,525	1,082,238
Amadeus IT Holding	54,619	2,269,699
Banco Bilbao Vizcaya Argentaria	827,935	9,955,267
Banco de Sabadell	518,980	1,604,467
Banco Popular Espanol	245,694	1,857,822
Banco Santander	1,654,656	15,795,615
†Bankia	600,668	1,269,394

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
CaixaBank	256,032	$1,648,091
Distribuidora Internacional de Alimentacion	79,494	726,953
Enagas	26,967	820,344
Ferrovial	61,739	1,338,364
Gas Natural SDG	46,701	1,313,860
Grifols	20,059	1,099,285
Iberdrola	688,748	4,819,491
Inditex	31,461	4,720,071
Mapfre	133,095	561,593
Red Electrica	16,555	1,346,173
Repsol YPF	120,556	3,078,929
Telefonica	586,737	9,297,870
Zardoya Otis	23,778	405,267

		66,149,869

Sweden–3.13%
Alfa Laval	40,739	1,103,565
Assa Abloy Class B	47,729	2,542,386
Atlas Copco Class A	93,656	2,703,748
Atlas Copco Class B	55,475	1,519,544
Boliden	42,382	645,421
Electrolux Class B	29,839	653,347
Elekta Class B	46,353	617,078
Ericsson LM Class B	432,384	5,766,898
Getinge Class B	25,713	725,970
Hennes & Mauritz Class B	134,660	5,743,327
Hexagon Class B	36,315	1,234,669
Husqvarna Class B	76,246	532,367
Industrivarden Class C	17,930	347,612
Investment Kinnevik Class B	32,007	1,182,380
Investor Class B	63,379	2,295,769
†Lundin Petroleum	36,176	744,708
Nordea Bank	430,839	6,111,761
Sandvik	148,499	2,100,404
Scania Class B	49,541	1,458,046
Securitas Class B	44,925	520,295
Skandinaviska Enskilda Banken Class A	209,544	2,878,589
Skanska Class B	58,638	1,382,307
SKF Class B	56,464	1,445,772
Svenska Cellulosa Class B	81,871	2,411,214
Svenska Handelsbanken Class A	72,523	3,644,424
Swedbank Class A	131,609	3,533,166
Swedish Match	26,820	878,004
Tele2 Class B	43,560	540,826
TeliaSonera	328,193	2,478,662
Volvo Class B	222,340	3,534,417

		61,276,676

Switzerland–9.48%
†ABB	307,749	7,949,910

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Actelion	13,802	$1,308,067
†Adecco	18,975	1,579,307
†Aryzta	11,190	989,534
Baloise Holding	6,265	788,689
†Barry Callebaut	285	384,375
Cie Financiere Richemont Class A	73,205	6,994,267
Coca-Cola HBC	26,069	649,951
†Credit Suisse Group	212,650	6,883,462
EMS-Chemie Holding	1,211	457,679
Geberit	5,338	1,749,245
†Givaudan	1,355	2,095,968
Glencore International	1,485,002	7,660,286
†Holcim	31,713	2,628,498
†Julius Baer Group	31,995	1,421,003
Kuehne & Nagel International Class R	8,242	1,153,482
Lindt & Spruengli Class R	16	942,081
Lindt & Spruengli PC	140	693,982
†Lonza Group	6,912	705,300
Nestle	458,524	34,514,896
Novartis	327,297	27,791,681
Pargesa Holding Bearer Shares	3,740	323,933
Partners Group Holding	2,857	802,540
Roche Holding	99,935	30,058,528
Schindler Holding	2,390	351,055
Schindler Holding PC	6,002	884,883
SGS	775	1,911,470
Sika Bearer Shares	279	1,141,327
†Sonova Holding	7,807	1,142,204
STMicroelectronics	80,409	745,144
Sulzer	2,887	397,297
Swatch Group	4,283	2,687,021
Swatch Group Bearer Shares	6,965	807,738
†Swiss Life Holding	4,915	1,208,751
†Swiss Prime Site	8,926	759,090
†Swiss Re	50,721	4,707,894
Swisscom	3,304	2,030,011
Syngenta	13,261	5,034,496
Transocean	49,744	2,051,055
†UBS	521,981	10,802,150
Wolseley	37,038	2,110,385
†Zurich Insurance Group	20,938	6,430,733

		185,729,368

United Kingdom–17.44%
3i Group	130,910	869,406
Aberdeen Asset Management	139,123	906,774
Admiral Group	23,465	558,744
Aggreko	35,802	896,940
AMEC	40,354	755,799
Anglo American	198,225	5,065,737
Antofagasta	50,526	704,945
ARM Holdings	204,229	3,449,181

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†ASOS	8,399	$726,034
Associated British Foods	49,794	2,310,622
AstraZeneca	179,420	11,631,613
Aviva	409,009	3,263,454
Babcock International Group	55,007	1,235,301
BAE Systems	442,973	3,077,427
Barclays	2,192,934	8,534,022
BG Group	488,541	9,120,997
BHP Billiton	302,563	9,343,025
BP	2,656,177	21,343,167
British American Tobacco	266,957	14,892,840
British Land	142,187	1,551,492
British Sky Broadcasting Group	144,497	2,199,466
BT Group	1,109,810	7,058,306
Bunzl	48,178	1,284,599
Burberry Group	63,311	1,471,982
Capita	97,899	1,790,134
Capital Shopping Centres Group	78,690	370,280
Carnival	28,182	1,076,717
Centrica	739,588	4,068,931
Cobham	175,520	876,283
Compass Group	260,922	3,984,087
Croda International	17,676	751,725
Diageo	353,028	10,965,062
Direct Line Insurance Group	138,918	550,060
easyJet	25,867	740,310
G4S	206,308	832,451
GKN	235,141	1,532,172
GlaxoSmithKline	688,843	18,368,776
Hammerson	89,391	826,421
Hargreaves Lansdown	29,037	706,385
HSBC Holdings	2,667,868	27,014,091
ICAP	76,850	484,358
IMI	35,499	863,850
Imperial Tobacco Group	137,680	5,567,618
Inmarsat	67,267	815,489
InterContinental Hotels Group	40,047	1,289,155
†International Consolidated Airlines Group	63,368	440,879
†International Consolidated Airlines Group (London Stock Exchange)	60,078	419,227
Intertek Group	24,322	1,248,766
Investec	96,159	778,461
ITV	526,449	1,682,065
Johnson Matthey	29,212	1,594,990
Kingfisher	330,488	2,323,659
Land Securities Group	112,139	1,911,246
Legal & General Group	821,321	2,804,175
†Lloyds Banking Group	7,153,959	8,950,010
London Stock Exchange Group	23,877	784,879
Marks & Spencer Group	226,340	1,703,920
Meggitt	104,160	835,379

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Melrose Industries	143,862	$712,972
National Grid	523,642	7,195,893
Next	22,719	2,500,318
Old Mutual	714,589	2,398,986
Pearson	113,129	2,008,508
†Persimmon	45,380	1,019,347
Petrofac	33,351	799,568
Prudential	358,395	7,589,047
Randgold Resources	12,961	972,926
Reckitt Benckiser Group	90,727	7,403,997
Reed Elsevier	170,538	2,606,155
Resolution	204,814	1,020,449
Rexam	123,662	1,004,925
Rio Tinto	182,033	10,151,877
†Rolls-Royce Holdings	268,503	4,806,713
†Royal Bank of Scotland Group	303,315	1,573,706
†Royal Mail	100,422	943,968
RSA Insurance Group	570,812	852,210
SABMiller	135,041	6,752,557
Sage Group	149,496	1,042,743
Sainsbury (J.)	160,215	844,907
Schroders	14,154	613,869
Segro	102,978	570,541
Serco Group	70,062	491,759
Severn Trent	36,960	1,123,327
Smith & Nephew	126,002	1,913,763
Smiths Group	51,099	1,085,767
SSE	132,532	3,246,345
Standard Chartered	339,592	7,101,292
Standard Life	332,139	2,092,618
Subsea 7	42,965	798,651
Tate & Lyle	60,203	670,535
TESCO	1,136,877	5,607,382
Travis Perkins	35,717	1,124,683
TUI Travel	66,885	488,769
Tullow Oil	127,099	1,588,393
Unilever	179,941	7,696,236
United Utilities Group	105,109	1,382,664
Vodafone Group	3,730,261	13,717,785
Weir Group	32,941	1,393,289
Whitbread	26,680	1,851,952
William Hill	130,580	742,951

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
WM Morrison Supermarkets	337,113	$1,198,722

		341,906,949

Total Common Stock (Cost $1,514,567,746)		1,863,527,277

ΔPREFERRED STOCK–0.58%
Germany–0.58%
Bayerische Motoren Werke 2.52%	6,541	618,019
Fuchs Petrolub 1.30%	4,064	408,304
Henkel 0.95%	24,743	2,663,391
Porsche Automobil Holding 2.01%	22,289	2,291,474
Volkswagen 3.56%	20,528	5,322,824

Total Preferred Stock (Cost $7,584,054)		11,304,012

ΔRIGHTS–0.02%
Hong Kong–0.00%
†New World Development	206,282	42,552

		42,552

Spain–0.01%
†Banco Bilbao Vizcaya Argentaria	827,935	193,903

		193,903

United Kingdom–0.01%
†Intu Properties	22,483	35,609
†RSA Insurance Group	214,055	119,552

		155,161

Total Rights (Cost $194,732)		391,616

MONEY MARKET FUND–3.34%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	65,428,651	65,428,651

Total Money Market Fund (Cost $65,428,651)		65,428,651

TOTAL VALUE OF SECURITIES–99.01% (Cost $1,587,775,183)	1,940,651,556
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.99%	19,376,920

NET ASSETS APPLICABLE TO 205,735,093 SHARES OUTSTANDING–100.00%	$1,960,028,476

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $4,662,810 cash as collateral for futures contracts as of March 31, 2014.

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $2,681,608, which represents 0.14% of the Fund’s net assets.
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
927 E-mini MSCI EAFE Index	$86,011,564	$87,833,250	6/23/14	$1,821,686

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$18,339,052	$1,842,506,617	$2,681,608	$1,863,527,277
Rights	349,064	42,552	—	391,616
Money Market Fund	65,428,651	—	—	65,428,651
Preferred Stock	—	11,304,012	—	11,304,012

Total	$84,116,767	$1,853,853,181	$2,681,608	$1,940,651,556

Futures Contracts	$1,821,686	$—	$—	$1,821,686

As a result of utilizing international fair value pricing at March 31, 2014, the majority of the portfolio was categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA International Index Fund–11

LVIP SSgA International RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–91.36%
International Equity Fund–91.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	865,117	$8,242,838

Total Affiliated Investment Company (Cost $8,047,513)		8,242,838

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–5.52%
Money Market Fund–5.52%
Dreyfus Treasury & Agency Cash Management Fund–Institutional Shares	497,931	$497,931

Total Unaffiliated Investment Company (Cost $497,931)		497,931

TOTAL VALUE OF SECURITIES–96.88% (Cost $8,545,444)	8,740,769
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.12%	281,650

NET ASSETS APPLICABLE TO 891,588 SHARES OUTSTANDING–100.00%	$9,022,419

*	Standard Class shares.
«	Includes $20,700 cash and $91,828 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	British Pound Currency	$(311,717)	$(312,413)	6/17/14	$(695)
(3)	Euro Currency	(521,636)	(516,525)	6/17/14	5,111
(15)	Euro STOXX 50 Index	(616,215)	(640,607)	6/23/14	(24,393)
(3)	FTSE 100 Index	(326,261)	(327,280)	6/23/14	(1,019)
(3)	Japanese Yen Currency	(365,836)	(363,450)	6/17/14	2,386
(3)	Nikkei 225 Index (OSE)	(428,106)	(431,063)	6/13/14	(2,957)

		$(2,569,771)			$(21,567)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$8,740,769

Futures Contracts	$(21,567)

There were no Level 3 investments at the end of the period.

During the period January 2, 2014** through March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent Prospectus and Statement of Additional Information.

**	Date of commencement of operations.

LVIP SSgA International RPM Fund–1

LVIP SSgA Large Cap RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–92.49%
Equity Fund–92.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,051,027	$41,161,399

Total Affiliated Investment Company (Cost $38,688,175)		41,161,399

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–7.09%
Money Market Fund–7.09%
Dreyfus Treasury & Agency Cash Management Fund–Institutional Shares	3,153,959	$3,153,959

Total Unaffiliated Investment Company (Cost $3,153,959)		3,153,959

TOTAL VALUE OF SECURITIES–99.58% (Cost $41,842,134)	44,315,358
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	187,210

NET ASSETS APPLICABLE TO 3,984,408 SHARES OUTSTANDING–100.00%	$44,502,568

*	Standard Class shares.
«	Includes $112,450 pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(26)	E-mini S&P 500 Index	$(2,419,437)	$(2,423,980)	6/23/14	$(4,543)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$44,315,358

Futures Contracts	$(4,543)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Large Cap RPM Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.19%
Aerospace & Defense–2.70%
Boeing	252,389	$31,672,296
General Dynamics	123,180	13,416,766
Honeywell International	286,572	26,582,419
L-3 Communications Holdings	32,476	3,837,039
Lockheed Martin	99,103	16,177,574
Northrop Grumman	81,533	10,059,542
Precision Castparts	53,547	13,534,540
Raytheon	118,001	11,657,319
Rockwell Collins	48,205	3,840,492
Textron	106,522	4,185,249
United Technologies	307,859	35,970,246

		170,933,482

Air Freight & Logistics–0.73%
Expeditors International of
Washington	73,776	2,923,743
FedEx	109,703	14,542,230
Robinson (C.H.) Worldwide	57,727	3,024,318
United Parcel Service Class B	262,524	25,564,587

		46,054,878

Airlines–0.27%
Delta Air Lines	316,600	10,970,190
Southwest Airlines	257,581	6,081,487

		17,051,677

Auto Components–0.42%
Borg Warner	85,798	5,274,003
Delphi Automotive	100,624	6,828,345
Goodyear Tire & Rubber	92,837	2,425,831
Johnson Controls	252,837	11,964,247

		26,492,426

Automobiles–0.70%
Ford Motor	1,441,602	22,488,991
General Motors	479,806	16,514,923
Harley-Davidson	79,393	5,288,368

		44,292,282

Beverages–2.15%
Beam	60,711	5,057,226
Brown-Forman Class B	59,270	5,315,926
Coca-Cola	1,391,497	53,795,274
Coca-Cola Enterprises	92,532	4,419,328
†Constellation Brands Class A	60,735	5,160,653
Dr Pepper Snapple Group	72,358	3,940,617
Keurig Green Mountain	47,400	5,004,966
Molson Coors Brewing Class B	56,817	3,344,249
†Monster Beverage	51,468	3,574,453
PepsiCo	559,375	46,707,813

		136,320,505

Biotechnology–2.32%
†Alexion Pharmaceuticals	71,705	10,908,482

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Amgen	275,157	$33,937,864
†Biogen Idec	86,749	26,533,917
†Celgene	150,520	21,012,592
†Gilead Sciences	561,949	39,819,706
†Regeneron Pharmaceuticals	29,062	8,726,737
†Vertex Pharmaceuticals	84,100	5,947,552

		146,886,850

Building Products–0.04%
Masco	128,321	2,850,009

		2,850,009

Capital Markets–2.10%
Ameriprise Financial	69,882	7,691,912
Bank of New York Mellon	423,603	14,948,950
BlackRock	46,591	14,651,938
†E Trade Financial	109,243	2,514,774
Franklin Resources	149,856	8,119,198
Goldman Sachs Group	153,886	25,214,221
Invesco	160,639	5,943,643
Legg Mason	36,847	1,806,977
Morgan Stanley	510,520	15,912,908
Northern Trust	82,084	5,381,427
Schwab (Charles)	428,725	11,717,054
*State Street	162,190	11,280,315
T. Rowe Price Group	95,535	7,867,307

		133,050,624

Chemicals–2.54%
Air Products & Chemicals	76,799	9,142,153
Airgas	24,651	2,625,578
CF Industries Holdings	20,858	5,436,429
Dow Chemical	443,757	21,562,153
duPont (E.I.) deNemours	338,660	22,724,086
Eastman Chemical	57,127	4,924,919
Ecolab	100,259	10,826,969
FMC	48,901	3,743,861
International Flavors & Fragrances	29,520	2,824,178
LyondellBasell Industries Class A	159,360	14,173,478
Monsanto	193,352	21,997,657
Mosaic	123,447	6,172,350
PPG Industries	52,328	10,123,375
Praxair	108,484	14,208,149
Sherwin-Williams	31,616	6,232,462
Sigma-Aldrich	45,144	4,215,547

		160,933,344

Commercial Banks–2.91%
BB&T	260,926	10,481,397
Comerica	68,952	3,571,714
Fifth Third Bancorp	320,912	7,364,930
Huntington Bancshares	301,320	3,004,160
KeyCorp	341,495	4,862,889

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
M&T Bank	47,124	$5,716,141
PNC Financial Services Group	195,246	16,986,402
Regions Financial	515,714	5,729,583
SunTrust Banks	198,864	7,912,799
U.S. Bancorp	670,556	28,740,030
Wells Fargo	1,765,882	87,834,971
Zions Bancorp	69,942	2,166,803

		184,371,819

Commercial Services & Supplies–0.49%
ADT	68,357	2,047,292
Avery Dennison	37,443	1,897,237
Cintas	39,308	2,343,150
Iron Mountain	64,159	1,768,864
Pitney Bowes	79,154	2,057,212
Republic Services	102,237	3,492,416
†Stericycle	30,501	3,465,524
Tyco International	168,563	7,147,071
Waste Management	162,371	6,830,948

		31,049,714

Communications Equipment–1.70%
Cisco Systems	1,898,824	42,552,646
†F5 Networks	28,296	3,017,202
Harris	40,458	2,959,907
†Juniper Networks	181,204	4,667,815
Motorola Solutions	85,880	5,521,225
QUALCOMM	619,124	48,824,119

		107,542,914

Computers & Peripherals–3.87%
Apple	329,127	176,655,626
EMC	756,967	20,748,465
Hewlett-Packard	702,876	22,745,067
NetApp	123,943	4,573,497
SanDisk	84,227	6,838,390
Seagate Technology	119,372	6,703,932
Western Digital	78,752	7,231,009

		245,495,986

Construction & Engineering–0.17%
Fluor	61,037	4,744,406
†Jacobs Engineering Group	49,534	3,145,409
†Quanta Services	79,787	2,944,140

		10,833,955

Construction Materials–0.05%
Vulcan Materials	46,963	3,120,691

		3,120,691

Consumer Finance–0.96%
American Express	338,150	30,443,645
Capital One Financial	212,430	16,391,099
Discover Financial Services	177,211	10,311,908

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
SLM	158,964	$3,891,439

		61,038,091

Containers & Packaging–0.18%
Ball	53,878	2,953,053
Bemis	39,518	1,550,686
MeadWestvaco	63,735	2,398,985
†Owens-Illinois	62,482	2,113,766
Sealed Air	71,497	2,350,106

		11,366,596

Distributor–0.08%
Genuine Parts	57,441	4,988,751

		4,988,751

Diversified Consumer Services–0.05%
Block (H&R)	101,214	3,055,651

		3,055,651

Diversified Financial Services–3.78%
Bank of America	3,906,301	67,188,377
Citigroup	1,111,162	52,891,311
CME Group	116,853	8,648,291
IntercontinentalExchange Group	42,626	8,432,702
JPMorgan Chase	1,395,860	84,742,661
Leucadia National	117,225	3,282,300
McGraw-Hill Financial	97,279	7,422,388
Moody’s	70,942	5,627,119
NASDAQ OMX Group	44,277	1,635,592

		239,870,741

Diversified Telecommunication Services–2.39%
AT&T	1,929,440	67,665,461
CenturyLink	212,403	6,975,315
Frontier Communications	386,549	2,203,329
Verizon Communications	1,526,458	72,613,607
Windstream Holdings	224,992	1,853,934

		151,311,646

Electric Utilities–1.68%
American Electric Power	178,478	9,041,695
Duke Energy	259,748	18,499,253
Edison International	118,904	6,731,155
Entergy	66,172	4,423,598
Exelon	317,256	10,647,111
FirstEnergy	152,506	5,189,779
NextEra Energy	158,058	15,113,506
Northeast Utilities	116,474	5,299,567
Pepco Holdings	94,909	1,943,736
Pinnacle West Capital	39,983	2,185,471
PPL	234,198	7,761,322
Southern	323,826	14,228,914

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	185,877	$5,643,226

		106,708,333

Electrical Equipment–0.73%
AMETEK	89,100	4,587,759
Eaton	175,117	13,154,789
Emerson Electric	259,230	17,316,564
Rockwell Automation	51,190	6,375,715
Roper Industries	36,664	4,895,011

		46,329,838

Electronic Equipment, Instruments & Components–0.48%
Allegion	32,825	1,712,480
Amphenol Class A	58,866	5,395,069
Corning	535,360	11,146,195
FLIR Systems	54,550	1,963,800
Jabil Circuit	71,087	1,279,566
TE Connectivity	152,111	9,158,603

		30,655,713

Energy Equipment & Services–1.89%
Baker Hughes	162,197	10,546,049
†Cameron International	85,500	5,281,335
Diamond Offshore Drilling	26,952	1,314,180
ENSCO Class A	85,559	4,515,804
†FMC Technologies	87,516	4,576,212
Halliburton	311,337	18,334,636
Helmerich & Payne	38,308	4,120,408
Nabors Industries	93,489	2,304,504
National Oilwell Varco	158,090	12,310,468
Noble	95,163	3,115,637
†Rowan Class A	47,998	1,616,573
Schlumberger	479,855	46,785,863
Transocean	122,600	5,068,284

		119,889,953

Food & Staples Retailing–2.26%
Costco Wholesale	160,748	17,952,337
CVS Caremark	434,821	32,550,700
Kroger	193,423	8,442,914
Safeway	87,180	3,220,429
Sysco	215,918	7,801,117
Walgreen	318,762	21,047,855
Wal-Mart Stores	592,995	45,322,608
Whole Foods Market	138,400	7,018,264

		143,356,224

Food Products–1.52%
Archer-Daniels-Midland	241,223	10,466,666
Campbell Soup	65,950	2,959,836
ConAgra Foods	153,452	4,761,616
General Mills	234,312	12,142,048
Hershey	55,230	5,766,012

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hormel Foods	49,436	$2,435,712
Kellogg	93,877	5,887,027
Kraft Foods Group	220,024	12,343,346
McCormick	47,119	3,380,317
Mead Johnson Nutrition	73,859	6,140,637
Mondelez International Class A	627,008	21,663,126
Smucker (J.M.)	39,447	3,835,826
Tyson Foods Class A	98,950	4,354,789

		96,136,958

Gas Utilities–0.11%
AGL Resources	44,483	2,177,888
ONEOK	77,377	4,584,587

		6,762,475

Health Care Equipment & Supplies–2.06%
Abbott Laboratories	568,303	21,885,349
Bard (C.R.)	29,037	4,296,895
Baxter International	200,135	14,725,933
Becton, Dickinson	71,944	8,423,204
†Boston Scientific	489,687	6,620,568
†CareFusion	80,327	3,230,752
Covidien	169,821	12,509,015
DENTSPLY International	52,175	2,402,137
†Edwards Lifesciences	41,608	3,086,065
†Intuitive Surgical	13,723	6,010,537
Medtronic	365,026	22,463,700
St. Jude Medical	108,442	7,091,022
Stryker	109,312	8,905,649
†Varian Medical Systems	38,832	3,261,500
Zimmer Holdings	62,590	5,919,762

		130,832,088

Health Care Providers & Services–2.06%
Aetna	136,044	10,199,219
AmerisourceBergen	84,378	5,534,353
Cardinal Health	126,561	8,856,739
Cigna	100,056	8,377,689
†DaVita HealthCare Partners	65,028	4,477,178
†Express Scripts Holding	286,032	21,478,143
Humana	57,832	6,518,823
†Laboratory Corporation of America
Holdings	33,047	3,245,546
McKesson	84,387	14,900,213
Patterson	32,124	1,341,498
Quest Diagnostics	56,111	3,249,949
†Tenet Healthcare	38,968	1,668,220
UnitedHealth Group	369,646	30,307,276
WellPoint	104,088	10,361,960

		130,516,806

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.09%
†Cerner	107,029	$6,020,381

		6,020,381

Hotels, Restaurants & Leisure–1.67%
Carnival	161,691	6,121,621
†Chipotle Mexican Grill	11,522	6,545,072
Darden Restaurants	47,030	2,387,243
International Game Technology	100,292	1,410,106
Marriott International Class A	85,983	4,816,768
McDonald’s	365,018	35,782,715
Starbucks	275,703	20,231,086
Starwood Hotels & Resorts Worldwide	72,105	5,739,558
Wyndham Worldwide	49,773	3,644,877
Wynn Resorts	29,650	6,586,747
Yum Brands	164,424	12,395,925

		105,661,718

Household Durables–0.39%
D.R.Horton	106,074	2,296,502
Garmin	46,124	2,548,812
Harman International Industries	26,206	2,788,318
Leggett & Platt	54,436	1,776,791
Lennar Class A	61,943	2,454,182
†Mohawk Industries	21,800	2,964,364
Newell Rubbermaid	104,404	3,121,680
PulteGroup	130,341	2,501,244
Whirlpool	29,808	4,455,104

		24,906,997

Household Products–1.91%
Clorox	48,985	4,311,170
Colgate-Palmolive	323,252	20,969,357
Kimberly-Clark	140,631	15,504,568
Procter & Gamble	995,168	80,210,541

		120,995,636

Independent Power Producers & Energy Traders–0.11%
AES	248,215	3,544,510
NRG Energy	115,555	3,674,649

		7,219,159

Industrial Conglomerates–2.27%
3M	233,571	31,686,242
Danaher	219,701	16,477,575
General Electric	3,703,069	95,872,456

		144,036,273

Insurance–4.09%
ACE	125,497	12,431,733
AFLAC	169,811	10,704,885
Allstate	164,072	9,283,194
American International Group	538,244	26,917,582
Aon	108,896	9,177,755
Assurant	25,316	1,644,527

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Berkshire Hathaway Class B	663,569	$82,926,218
Chubb	90,393	8,072,095
Cincinnati Financial	52,875	2,572,897
†Genworth Financial	184,251	3,266,770
Hartford Financial Services Group	160,589	5,663,974
*Lincoln National	95,036	4,815,474
Loews	114,208	5,030,862
Marsh & McLennan	203,069	10,011,302
MetLife	409,915	21,643,512
Principal Financial Group	102,533	4,715,493
Progressive	201,918	4,890,454
Prudential Financial	170,625	14,443,406
Torchmark	34,253	2,695,711
Travelers.	132,806	11,301,791
Unum Group	98,811	3,489,016
XL Group	105,842	3,307,563

		259,006,214

Internet & Catalog Retail–1.31%
†Amazon.com	135,858	45,718,934
Expedia	40,249	2,918,053
†NetFlix	21,900	7,709,457
†priceline Group	19,175	22,854,491
†TripAdvisor	42,134	3,816,919

		83,017,854

Internet Software & Services–3.46%
†Akamai Technologies	63,603	3,702,331
†eBay	425,844	23,523,623
†Facebook Class A	629,700	37,933,128
†Google Class A	104,020	115,931,330
Twenty-First Century Fox Class A	720,957	23,048,995
†VeriSign	46,087	2,484,550
†Yahoo	348,023	12,494,026

		219,117,983

IT Services–3.46%
Accenture Class A	233,867	18,643,877
†Alliance Data Systems	19,600	5,340,020
Automatic Data Processing	177,568	13,718,904
†Cognizant Technology Solutions
Class A	220,616	11,165,376
Computer Sciences	54,985	3,344,188
Fidelity National Information Services	107,989	5,772,012
†Fiserv	97,312	5,516,617
International Business Machines	360,863	69,462,519
MasterCard Class A	380,020	28,387,494
Paychex	119,076	5,072,638
†Teradata	58,728	2,888,830
Total System Services	62,868	1,911,816
Visa Class A	185,582	40,059,731
Western Union	201,787	3,301,235

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Xerox	423,685	$4,787,641

		219,372,898

Leisure Equipment & Products–0.11%
Hasbro	43,184	2,401,894
Mattel	121,568	4,876,092

		7,277,986

Life Sciences Tools & Services–0.46%
Agilent Technologies	123,137	6,885,821
PerkinElmer	42,975	1,936,453
Thermo Fisher Scientific	144,053	17,320,933
†Waters	30,816	3,340,763

		29,483,970

Machinery–1.72%
Caterpillar	232,781	23,131,448
Cummins	64,529	9,614,176
Deere	141,400	12,839,120
Dover	63,651	5,203,469
Flowserve	52,084	4,080,261
Illinois Tool Works	144,119	11,721,198
Ingersoll-Rand	98,475	5,636,709
Joy Global	39,734	2,304,572
PACCAR	131,355	8,858,581
Pall	42,008	3,758,456
Parker Hannifin	54,882	6,569,924
Pentair	71,694	5,688,202
Snap-on	21,775	2,471,027
Stanley Black & Decker	55,740	4,528,318
Xylem	70,173	2,555,701

		108,961,162

Media–3.12%
Cablevision Systems Class A	83,041	1,400,902
CBS Class B	205,784	12,717,451
Comcast Class A	954,872	47,762,697
†DIRECTV	180,296	13,778,220
†Discovery Communications Class A	81,343	6,727,066
Disney (Walt)	598,890	47,953,122
Gannett	85,605	2,362,698
Graham Holdings	1,414	995,103
Interpublic Group	148,780	2,550,089
†News Class A	177,590	3,058,100
Omnicom Group	94,697	6,875,002
Scripps Networks Interactive Class A	40,253	3,055,605
Time Warner	328,833	21,482,660
Time Warner Cable	103,923	14,256,157
Viacom Class B	149,723	12,724,958

		197,699,830

Metals & Mining–0.51%
Alcoa	385,381	4,959,853

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Allegheny Technologies	41,671	$1,570,163
Cliffs Natural Resources	60,394	1,235,661
Freeport-McMoRan Copper & Gold	383,061	12,667,827
Newmont Mining	182,132	4,269,174
Nucor	116,143	5,869,867
U.S. Steel	55,601	1,535,144

		32,107,689

Multiline Retail–0.66%
†Dollar General	108,429	6,015,641
†Dollar Tree	78,360	4,088,825
Family Dollar Stores	34,715	2,013,817
Kohl’s	74,603	4,237,450
Macy’s	132,617	7,862,862
Nordstrom	53,611	3,348,007
Target	233,238	14,113,231

		41,679,833

Multi-Utilities–1.13%
Ameren	89,301	3,679,201
CenterPoint Energy	160,835	3,810,181
CMS Energy	93,238	2,730,009
Consolidated Edison	105,912	5,682,179
Dominion Resources	213,910	15,185,471
DTE Energy	64,892	4,820,827
Integrys Energy Group	30,336	1,809,542
NiSource	110,895	3,940,099
PG&E	161,973	6,997,234
Public Service Enterprise Group	182,889	6,975,386
SCANA	50,206	2,576,572
Sempra Energy	84,388	8,165,383
TECO Energy	78,862	1,352,483
Wisconsin Energy	81,234	3,781,443

		71,506,010

Oil, Gas & Consumable Fuels–7.90%
Anadarko Petroleum	185,427	15,716,792
Apache.	147,426	12,228,987
Cabot Oil & Gas	153,596	5,203,832
Chesapeake Energy	189,605	4,857,680
Chevron	704,134	83,728,574
ConocoPhillips	447,110	31,454,189
CONSOL Energy	82,032	3,277,178
Denbury Resources	135,238	2,217,903
Devon Energy	141,414	9,464,839
EOG Resources	100,001	19,617,196
EQT	55,707	5,401,908
Exxon Mobil	1,592,810	155,585,681
Hess	105,520	8,745,498
Kinder Morgan	249,681	8,112,136
Marathon Oil	251,429	8,930,758
Marathon Petroleum	111,010	9,662,310
Murphy Oil	62,565	3,932,836

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Newfield Exploration	53,397	$1,674,530
Noble Energy	131,385	9,333,590
Occidental Petroleum	294,398	28,053,185
Peabody Energy	103,642	1,693,510
Phillips 66	217,871	16,789,139
Pioneer Natural Resources	52,614	9,846,184
QEP Resources	67,867	1,998,004
Range Resources	60,506	5,020,183
†Southwestern Energy	130,150	5,988,201
Spectra Energy	248,190	9,168,139
Tesoro	50,861	2,573,058
Valero Energy	199,645	10,601,149
Williams	250,118	10,149,788

		501,026,957

Paper & Forest Products–0.12%
International Paper	162,101	7,437,194

		7,437,194

Personal Products–0.14%
Avon Products	154,102	2,256,053
Estee Lauder Class A	95,367	6,378,145

		8,634,198

Pharmaceuticals–5.98%
AbbVie	580,710	29,848,494
†Actavis	64,062	13,187,163
Allergan	108,582	13,475,026
Bristol-Myers Squibb	600,726	31,207,716
†Forest Laboratories	88,463	8,162,481
†Hospira	59,771	2,585,096
Johnson & Johnson	1,042,781	102,432,378
Lilly (Eli)	362,752	21,351,583
Merck	1,083,981	61,537,601
†Mylan	138,405	6,758,316
Perrigo	47,851	7,400,636
Pfizer	2,352,848	75,573,478
Zoetis	184,121	5,328,462

		378,848,430

Professional Services–0.18%
Dun & Bradstreet	13,178	1,309,234
Equifax	43,118	2,933,318
Nielsen Holdings	104,700	4,672,761
Robert Half International	52,417	2,198,893

		11,114,206

Real Estate Investment Trusts–1.87%
American Tower	145,703	11,928,705
Apartment Investment & Management	56,213	1,698,757
AvalonBay Communities	44,048	5,784,383
Boston Properties	55,112	6,311,977
Equity Residential	120,942	7,013,427

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
General Growth Properties	199,500	$4,389,000
HCP	169,723	6,583,555
Health Care REIT	104,401	6,222,300
Host Hotels & Resorts	280,451	5,676,328
Kimco Realty	145,845	3,191,089
Macerich	49,410	3,079,725
Plum Creek Timber	66,586	2,799,275
ProLogis	183,089	7,475,524
Public Storage	52,851	8,904,865
Simon Property Group	114,148	18,720,272
Ventas	108,995	6,601,827
Vornado Realty Trust	62,974	6,206,717
Weyerhaeuser	211,108	6,196,020

		118,783,746

Real Estate Management & Development–0.05%
†CBRE Group Class A	106,176	2,912,408

		2,912,408

Road & Rail–0.94%
CSX	374,904	10,860,969
Kansas City Southern	41,238	4,208,750
Norfolk Southern	114,232	11,099,923
Ryder System	20,186	1,613,265
Union Pacific	169,001	31,714,728

		59,497,635

Semiconductors & Semiconductor Equipment–2.04%
Altera	118,527	4,295,418
Analog Devices	112,622	5,984,733
Applied Materials	441,053	9,006,302
Broadcom Class A	199,372	6,276,231
†First Solar	24,332	1,698,130
Intel	1,832,728	47,302,710
KLA-Tencor	58,921	4,073,798
†Lam Research	61,450	3,379,750
Linear Technology	82,733	4,028,270
LSI	213,560	2,364,109
Microchip Technology	74,303	3,548,711
†Micron Technology	388,759	9,198,038
NVIDIA	217,610	3,897,395
Texas Instruments	402,824	18,993,152
Xilinx	97,655	5,299,737

		129,346,484

Software–3.49%
†Adobe Systems	171,400	11,267,836
†Autodesk	80,503	3,959,138
CA	117,419	3,636,466
†Citrix Systems	69,656	4,000,344
†Electronic Arts	115,779	3,358,749
Intuit	104,940	8,156,986
Microsoft	2,780,188	113,959,906

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle	1,285,978	$52,609,360
†Red Hat	69,303	3,671,673
†salesforce.com	203,936	11,642,706
Symantec	260,525	5,202,684

		221,465,848

Specialty Retail–2.07%
†AutoNation	24,806	1,320,423
†AutoZone	12,227	6,567,122
†Bed Bath & Beyond	77,126	5,306,269
Best Buy	101,077	2,669,444
†CarMax	79,609	3,725,701
GameStop Class A	44,363	1,823,319
Gap	95,150	3,811,709
Home Depot	513,285	40,616,242
L Brands	88,343	5,015,232
Lowe’s	384,897	18,821,463
†O’Reilly Automotive	40,557	6,018,253
PETsMART	38,630	2,661,221
Ross Stores	80,713	5,775,015
Staples	241,935	2,743,543
Tiffany & Co.	41,715	3,593,747
TJX	261,946	15,887,025
Tractor Supply	50,700	3,580,941
†Urban Outfitters	41,817	1,525,066

		131,461,735

Textiles, Apparel & Luxury Goods–0.78%
Coach	102,134	5,071,974
†Fossil Group	19,083	2,225,269
†Michael Kors Holdings	65,200	6,081,204
NIKE Class B	274,734	20,291,853
PVH	30,633	3,822,079
Ralph Lauren	22,772	3,664,698
VF	130,852	8,097,122

		49,254,199

Thrift & Mortgage Finance–0.05%
Hudson City Bancorp	183,952	1,808,248
People’s United Financial	108,817	1,618,109

		3,426,357

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.41%
Altria Group	731,101	$27,365,110
Lorillard	136,267	7,369,319
Philip Morris International	587,216	48,075,374
Reynolds American	117,960	6,301,423

		89,111,226

Trading Companies & Distributors–0.17%
Fastenal	99,103	4,887,760
Grainger (W.W.)	22,353	5,647,709

		10,535,469

Wireless Telecommunication Services–0.14%
Crown Castle International	123,365	9,101,870

		9,101,870

Total Common Stock (Cost $4,535,905,144)		6,160,130,575

MONEY MARKET FUND–2.55%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	161,391,099	161,391,099

Total Money Market Fund (Cost $161,391,099)		161,391,099

	Principal Amount°
SHORT-TERM INVESTMENTS–0.14%
U.S. Treasury Obligations–0.14%
U.S. Treasury Bills
≠¥0.02% 4/17/14	280,000	279,997
≠¥0.03% 4/24/14	1,065,000	1,064,982
≠¥0.035% 5/22/14	7,895,000	7,894,818

Total Short-Term Investments (Cost $9,239,582)		9,239,797

TOTAL VALUE OF SECURITIES–99.88% (Cost $4,706,535,825)	6,330,761,471
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	7,312,949

NET ASSETS APPLICABLE TO 469,819,121 SHARES OUTSTANDING–100.00%	$6,338,074,420

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

†	Non-income producing for the period.
«	Includes $8,044,500 cash pledged as collateral for futures contracts as of March 31, 2014.
*	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 3/31/14	Dividend Income
Lincoln National	$4,905,758	$—	$—	$—	$4,815,474	$15,206
State Street	11,572,869	307,787	—	—	11,280,315	42,169

	$16,478,627				$16,095,789

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,860 E-mini S&P 500 Index	$171,830,619	$173,407,800	6/23/14	$1,577,181

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$6,160,130,575	$—	$6,160,130,575
Money Market Fund	161,391,099	—	161,391,099
Short-Term Investments	—	9,239,797	9,239,797

Total	$6,321,521,674	$9,239,797	$6,330,761,471

Futures Contracts	$1,577,181	$—	$1,577,181

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–97.59%
Aerospace & Defense–1.72%
AAR	28,698	$744,713
†AeroVironment	14,181	570,785
American Science & Engineering	6,301	423,238
†API Technologies	17,938	52,558
†Astronics	11,230	712,094
Cubic	13,917	710,741
Curtiss-Wright	32,644	2,074,200
†DigitalGlobe	54,666	1,585,861
†Ducommun	6,800	170,408
†Engility Holdings	11,000	495,550
†Esterline Technologies	22,122	2,356,878
†GenCorp	43,868	801,468
HEICO	46,418	2,792,507
†Innovative Solutions & Support	16,900	127,257
†KEYW Holding	20,408	381,834
†Kratos Defense & Security Solutions	24,950	188,123
†LMI Aerospace	5,541	78,128
†Moog Class A	32,081	2,101,626
National Presto Industries	2,772	216,327
†Orbital Sciences	41,155	1,148,225
†Sparton	6,600	193,248
†TASER International	33,445	611,709
†Teledyne Technologies	26,064	2,536,809

		21,074,287

Air Freight & Logistics–0.44%
†Air Transport Services Group	31,176	244,732
†Atlas Air Worldwide Holdings	18,320	646,146
CHC Group	25,200	186,228
†Echo Global Logistics	12,791	234,331
Forward Air	20,239	933,220
†Hub Group Class A	25,544	1,021,505
†Pacer International	21,482	192,479
†Park-Ohio Holdings	5,316	298,493
UTi Worldwide	67,000	709,530
†XPO Logistics	32,734	962,707

		5,429,371

Airlines–0.53%
Allegiant Travel	10,284	1,151,088
†Hawaiian Holdings	41,625	581,085
†JetBlue Airways	160,283	1,392,859
†Republic Airways Holdings	35,949	328,574
SkyWest	37,292	475,846
†Spirit Airlines	41,888	2,488,147

		6,417,599

Auto Components–0.99%
†American Axle & Manufacturing Holdings	46,581	862,680
Cooper Tire & Rubber	45,017	1,093,913
Dana Holdings	107,872	2,510,181
†Dorman Products	17,073	1,008,331

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
Drew Industries	16,504	$894,517
†Federal-Mogul Class A	16,034	299,996
†Fuel Systems Solutions	8,782	94,494
†Gentherm	24,306	843,904
†Modine Manufacturing	30,764	450,693
Remy International	9,000	212,580
†Shiloh Industries	2,474	43,889
Spartan Motors	20,504	105,391
Standard Motor Products	14,451	516,912
†Stoneridge	17,031	191,258
Superior Industries International	19,207	393,551
†Tenneco	43,077	2,501,481
†Tower International	2,620	71,316

		12,095,087

Automobiles–0.05%
†Winnebago Industries	20,373	558,016

		558,016

Beverages–0.16%
†Boston Beer Class A	6,016	1,472,296
Coca-Cola Bottling Consolidated	2,713	230,551
†Craft Brewers Alliance	6,450	98,491
†National Beverage	6,867	133,975

		1,935,313

Biotechnology–4.41%
†ACADIA Pharmaceuticals	51,500	1,252,995
†Accelerate Diagnostics	6,600	143,946
†Acceleron Pharma	6,000	207,000
†Achillion Pharmaceuticals	61,872	203,559
†Acorda Therapeutics	27,671	1,049,008
†Aegerion Pharmaceuticals	21,043	970,503
†Agios Pharmaceuticals	4,400	172,260
†Alnylam Pharmaceuticals	40,776	2,737,701
†AMAG Pharmaceuticals	16,729	323,706
†Amicus Therapeutics	15,126	31,311
†Anacor Pharmaceuticals	16,551	331,185
†Arena Pharmaceuticals	147,943	932,041
†ArQule	34,141	69,989
†Array BioPharma	84,233	395,895
†AVEO Pharmaceuticals	21,892	32,729
†Biotime	16,944	55,746
†Bluebird Bio	4,400	100,056
†Cell Therapeutics	108,200	367,880
†Celldex Therapeutics	64,640	1,142,189
†Cepheid	46,906	2,419,411
†Chelsea Therapeutics International	66,600	367,632
†ChemoCentryx	15,750	104,423
†Chimerix	5,400	123,336
†Clovis Oncology	12,235	847,518
†Coronado Biosciences	12,304	24,362
†Curis	43,673	123,158

LVIP SSgA Small-Cap Index Fund––1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Cytokinetics	15,866	$150,727
†Cytori Therapeutics	30,696	82,879
†Dendreon	112,469	336,282
†=Durata Therapeutics	14,227	191,495
†Dyax	86,631	777,946
†Dynavax Technologies	161,874	291,373
†Emergent BioSolutions	17,848	451,019
Enzon Pharmaceuticals	26,385	27,177
†Epizyme	3,800	86,526
†Exact Sciences	49,750	704,957
†Exelixis	130,268	461,149
†Fibrocell Science	8,500	44,455
†Five Prime Therapeutics	7,700	151,382
†Foundation Medicine	6,600	213,642
†Galena Biopharma	84,600	211,500
†Genomic Health	11,777	310,206
†Geron	101,244	210,588
†GTx	11,926	18,247
†Halozyme Therapeutic	72,643	922,566
†Hyperion Therapeutics	8,334	215,017
†Idenix Pharmaceuticals	78,405	472,782
†Immunogen	57,593	859,863
†Immunomedics	64,026	269,549
†Infinity Pharmaceuticals	30,724	365,308
†Insmed	22,600	430,304
†Insys Therapeutics	6,450	267,223
†Intercept Pharmaceuticals	5,230	1,724,802
†InterMune	69,553	2,327,939
†Intrexon	7,500	197,175
†Ironwood Pharmaceuticals	79,872	984,023
†Isis Pharmaceuticals	78,941	3,411,041
†KaloBios Pharmaceuticals	418	1,133
†Karyopharm Therapeutics	4,300	132,827
†Keryx Biopharmaceuticals	67,387	1,148,274
†KYTHERA Biopharmaceuticals	9,746	387,501
†Lexicon Pharmaceutical	168,816	292,052
†Ligand Pharmaceuticals Class B	12,665	851,848
†MacroGenics	6,000	166,980
†MannKind	104,036	418,225
†Marrone Bio Innovations	3,600	50,292
†MEI Pharma	13,600	151,368
†Merrimack Pharmaceuticals	79,570	401,033
†MiMedx Group	71,800	440,134
†Momenta Pharmaceuticals	34,182	398,220
†Nanosphere	26,900	57,835
†NeoGenomics	37,000	128,390
†Neurocrine Biosciences	47,253	760,773
†NewLink Genetics	12,347	350,655
†Novavax	139,136	630,286
†NPS Pharmaceuticals	70,005	2,095,250
†OncoGenex Pharmaceutical	9,016	106,028
†OncoMed Pharmaceuticals	5,400	181,710

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Onconova Therapeutics	3,900	$24,726
†Opko Health	137,639	1,282,795
†Orexigen Therapeutics	68,420	444,730
†Osiris Therapeutics	15,147	198,880
†OvaScience	12,700	113,538
Oxford Immunotec Global	7,500	150,525
PDL BioPharma	113,481	943,027
†Peregrine Pharmaceuticals	135,900	258,210
†Portola Pharmaceuticals	6,200	160,580
†Progenics Pharmaceuticals	47,098	192,631
†Prothena	12,000	459,720
†PTC Therapeutics	6,300	164,682
†Puma Biotechnology	15,400	1,603,756
†Raptor Pharmaceutical	41,230	412,300
†Regulus Therapeutics	6,327	57,070
†Repligen	26,525	341,111
†Retrophin	13,400	285,018
†Rigel Pharmaceuticals	61,674	239,295
†Sangamo Biosciences	46,489	840,521
†Sarepta Therapeutics	26,700	641,601
†SIGA Technologies	21,262	65,912
†Spectrum Pharmaceuticals	44,725	350,644
†Stemline Therapeutics	5,900	120,124
†Sunesis Pharmaceuticals	15,397	101,774
†Synageva BioPharma	13,607	1,128,973
†Synergy Pharmaceuticals	51,618	274,092
†Synta Pharmaceuticals	46,890	202,096
†Targacept	15,672	74,442
†TESARO	8,604	253,646
†Threshold Pharmaceuticals	24,747	117,796
†Ultragenyx Pharmaceutical	4,700	229,783
†Vanda Pharmaceuticals	26,781	435,191
†Verastem	14,603	157,566
†Vical	36,548	47,147
†XOMA	58,070	302,545
†ZIOPHARM Oncology	71,434	327,168

		53,853,110

Building Products–0.75%
AAON	20,478	570,722
†American Woodmark	5,775	194,387
Apogee Enterprises	20,247	672,808
†Builders FirstSource	25,066	228,351
†Gibraltar Industries	23,856	450,163
Griffon	25,564	305,234
Insteel Industries	10,739	211,236
†NCI Building Systems	13,491	235,553
†Norcraft	6,800	115,124
†Nortek	5,776	474,845
†Patrick Industries	6,101	270,457
†PGT	26,695	307,259
†Ply Gem Holdings	10,100	127,563

LVIP SSgA Small-Cap Index Fund—2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products	26,652	$551,163
Simpson Manufacturing	27,789	981,785
†Trex	12,347	903,307
Universal Forest Products	14,170	784,168
†USG	56,045	1,833,792

		9,217,917

Capital Markets–2.69%
Apollo Investment	157,785	1,311,193
Arlington Asset Investment Class A	10,985	290,883
BGC Partners Class A	81,409	532,415
BlackRock Kelso Capital	55,943	512,997
Calamos Asset Management Class A	11,459	148,165
Capital Southwest	9,136	317,202
CIFC	325	2,645
Cohen & Steers	12,269	488,920
†Cowen Group Class A	79,635	351,190
Diamond Hill Investment Group	2,432	319,662
†Doral Financial	3,841	33,340
Evercore Partners Class A	22,392	1,237,158
†FBR	5,231	135,117
Fidus Investment	8,928	172,400
Fifth Street Finance	102,059	965,478
Financial Engines	35,822	1,819,041
FXCM Class A	23,453	346,401
GAMCO Investors	3,896	302,524
Garrison Capital	1,400	19,782
GFI Group	42,044	149,256
Gladstone Capital	13,008	131,121
Gladstone Investment	14,186	117,318
Golub Capital	25,840	460,986
Greenhill	20,090	1,044,278
†GSV Capital	10,671	108,204
Hannon Armstrong Sustainable Infrastructure Capital	9,400	134,890
Hercules Technology Growth Capital	44,834	630,814
HFF Class A	25,381	853,055
Horizon Technology Finance	2,302	28,798
†ICG Group	28,859	589,301
†Imperial Holdings	17,900	102,925
†International FCStone	7,724	145,288
†Investment Technology Group	29,042	586,648
Janus Capital Group	111,400	1,210,918
JMP Group	10,465	74,406
KCAP Financial	26,863	232,634
†KCG Holdings	49,666	592,515
†Ladenburg Thalmann Financial Services	61,708	186,358
Main Street Capital	29,701	975,975
Manning & Napier	6,816	114,304
MCG Capital	43,766	165,873
Medallion Financial	16,624	219,603

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Medley Capital	37,958	$516,608
MVC Capital	14,930	202,301
New Mountain Finance	38,221	556,116
NGP Capital Resources	15,894	107,443
Oppenheimer Holdings Class A	5,102	143,111
†Outerwall	14,444	1,047,190
PennantPark Floating Rate Capital	6,770	93,561
PennantPark Investment	49,416	546,047
†Piper Jaffray	11,068	506,914
Prospect Capital	217,620	2,350,296
Pzena Investment Management Class A	4,622	54,401
†Safeguard Scientifics	17,820	395,248
Silvercrest Asset Management Group Class A	7,300	133,517
Solar Capital	32,650	711,117
Solar Senior Capital	7,890	134,998
Stellus Capital Investment	5,291	76,085
†Stifel Financial	44,947	2,236,563
†Stonegate Mortgage	9,300	138,198
†SWS Group	18,358	137,318
TCP Capital	23,591	390,431
†=Teton Advisors Class B	19	0
THL Credit	22,139	305,518
TICC Capital	41,194	402,877
Triangle Capital	20,245	524,143
†Virtus Investment Partners	4,772	826,367
†Walter Investment Management	28,018	835,777
Westwood Holdings Group	4,114	257,907
WhiteHorse Finance	5,775	81,254
†WisdomTree Investments	74,208	973,609

		32,846,896

Chemicals–2.28%
American Vanguard	19,795	428,562
†Arabian American Development	10,992	119,263
Axiall	50,121	2,251,435
Balchem	20,207	1,053,189
†Calgon Carbon	37,940	828,230
Chase	4,411	139,079
†Chemtura	71,120	1,798,625
†Ferro	47,587	650,038
†Flotek Industries	34,886	971,575
Fuller (H.B.)	36,409	1,757,826
FutureFuel	17,308	351,352
Hawkins	8,139	299,027
Innophos Holdings	15,164	859,799
Innospec	16,204	732,907
†Intrepid Potash	42,900	663,234
KMG Chemicals	4,772	74,825
Koppers Holdings	14,660	604,432
†Kraton Performance Polymers	23,641	617,976

LVIP SSgA Small-Cap Index Fund—3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Landec	20,233	$225,800
†LSB Industries	13,961	522,421
Minerals Technologies	24,364	1,572,940
Olin	59,417	1,640,503
OM Group	22,841	758,778
†Omnova Solutions	39,840	413,539
†Penford	9,600	137,856
PolyOne	70,364	2,579,544
Quaker Chemical	9,213	726,261
†Rentech	182,573	346,889
Schulman (A.)	20,931	758,958
Sensient Technologies	36,295	2,047,401
Stepan	14,370	927,727
†Taminco	10,100	212,201
Tredegar	17,730	407,967
Zep	18,945	335,327

		27,815,486

Commercial Banks–7.00%
1st Source	12,359	396,600
1st United Bancorp	16,067	123,073
Access National	4,072	66,007
American National Bankshares	4,395	103,370
†Ameris Bancorp	19,579	456,191
Ames National	4,997	110,134
Arrow Financial	6,192	163,716
Bancfirst	5,593	316,732
Banco Latinoamericano de Exportacions	20,458	540,296
†Bancorp	26,347	495,587
BancorpSouth	69,131	1,725,510
Bank of Kentucky Financial	3,195	119,940
Bank of Marin Bancorp	3,249	146,270
Bank of the Ozarks	22,860	1,555,852
Banner	12,719	524,150
Bar Harbor Bankshares	2,195	84,178
BBCN Bancorp	54,633	936,410
BNC Bancorp	11,700	202,761
Boston Private Financial Holdings	55,938	756,841
Bridge Bancorp	10,192	272,228
†Bridge Capital Holdings	6,125	145,530
Bryn Mawr Bank	9,064	260,409
C&F Financial	1,761	58,360
Camden National	4,258	175,430
†Capital Bank Financial	15,870	398,496
Capital City Bank Group	6,384	84,780
Cardinal Financial	23,521	419,379
†Cascade Bancorp	3,320	18,592
Cathay General Bancorp	58,603	1,476,210
Center Bancorp	6,714	127,566
Centerstate Banks of Florida	19,205	209,719
Central Pacific Financial	18,230	368,246

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Century Bancorp Class A	2,361	$80,534
Chemical Financial	19,612	636,409
Chemung Financial	3,800	103,056
Citizens & Northern	7,361	145,085
City Holding	11,497	515,755
CNB Financial	12,991	229,681
CoBiz Financial	29,853	343,907
Columbia Banking System	35,483	1,011,975
Community Bank System	27,446	1,070,943
Community Trust Bancorp	10,679	442,965
†CommunityOne Bancorp	5,605	62,888
†ConnectOne Bancorp	83	4,064
†CU Bancorp	6,000	110,400
†Customers Bancorp	12,800	267,136
CVB Financial	69,059	1,098,038
†Eagle Bancorp	16,509	595,975
Enterprise Bancorp	3,260	66,308
Enterprise Financial Services	15,538	311,848
†Farmers Capital Bank	4,800	107,808
Fidelity Southern	12,915	180,423
Financial Institutions	11,888	273,662
First Bancorp (Maine)	5,538	90,269
First Bancorp (North Carolina)	13,185	250,515
†First Bancorp (Puerto Rico)	57,535	312,990
First Busey	57,291	332,288
First Commonwealth Financial	71,539	646,713
First Community Bancshares	10,063	164,631
First Connecticut Bancorp	9,428	147,642
First Financial	6,459	217,539
First Financial Bancorp	41,273	742,089
First Financial Bankshares	23,407	1,446,319
First Financial Holdings	16,691	1,045,190
First Interstate Bancsystem	13,498	380,914
First Merchants	25,783	557,944
First Midwest Bancorp	52,555	897,639
†First NBC Bank Holding	2,700	94,122
First of Long Island	4,757	193,182
†First Security Group	61,500	127,920
FirstMerit	118,707	2,472,667
Flushing Financial	22,130	466,279
FNB	105,684	1,416,166
German American Bancorp	10,082	291,269
Glacier Bancorp	49,474	1,438,209
Great Southern Bancorp	8,370	251,351
Guaranty Bancorp	8,468	120,669
Hancock Holding	60,064	2,201,346
Hanmi Financial	23,620	550,346
Heartland Financial USA	12,338	333,003
Heritage Commerce	11,254	90,707
Heritage Financial	9,653	163,329
†Heritage Oaks Bancorp	11,216	90,625
Home Bancshares	31,114	1,070,944

LVIP SSgA Small-Cap Index Fund—4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
†HomeTrust Bancshares	12,977	$204,777
Horizon Bancorp	4,537	101,084
Hudson Valley Holding	14,338	273,139
Iberiabank	20,304	1,424,326
Independent Bank	15,984	629,290
Independent Bank Group	3,900	229,125
International Bancshares	37,064	929,565
†Intervest Bancshares	18,600	138,570
Investors Bancorp	36,034	995,980
Lakeland Bancorp	23,313	262,271
Lakeland Financial	12,278	493,821
LCNB	6,300	108,990
Macatawa Bank	25,100	126,504
MainSource Financial Group	11,420	195,282
MB Financial	37,639	1,165,303
Mercantile Bank	4,833	99,656
Merchants Bancshares	2,742	89,417
†Metro Bancorp	9,010	190,471
Middleburg Financial	2,970	52,302
MidSouth Bancorp	4,611	77,603
MidWestOne Financial Group	3,742	94,448
National Bank Holdings Class A	30,252	607,158
National Bankshares	3,739	136,511
National Penn Bancshares	87,213	911,376
NBT Bancorp	30,839	754,322
†NewBridge Bancorp	16,200	115,668
Northrim BanCorp	3,625	93,126
OFG Bancorp	34,188	587,692
Old National Bancorp	69,925	1,042,582
OmniAmerican Bancorp	5,953	135,669
Pacific Continental	11,170	153,699
†Pacific Premier Bancorp	9,900	159,786
PacWest Bancorp	25,683	1,104,626
Park National	8,076	620,964
Park Sterling	28,633	190,409
Peapack Gladstone Financial	6,291	138,402
Penns Woods Bancorp	2,776	135,413
Peoples Bancorp	5,940	146,896
Pinnacle Financial Partners	24,704	926,153
†Preferred Bank	6,429	166,897
PrivateBancorp	44,505	1,357,848
Prosperity Bancshares	42,651	2,821,364
Renasant	23,696	688,369
Republic Bancorp Class A	6,086	137,544
S&T Bancorp	19,356	458,737
Sandy Spring Bancorp	17,313	432,479
†Seacoast Banking Corp of Florida	17,844	196,284
Sierra Bancorp	8,220	130,862
Simmons First National Class A	13,141	489,765
Southside Bancshares	14,579	457,489
Southwest Bancorp	11,998	211,885
State Bank Financial	24,628	435,669

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Sterling Bancorp	60,633	$767,614
Sterling Financial	25,556	851,781
†Suffolk Bancorp	5,549	123,743
†Sun Bancorp	26,407	88,728
Susquehanna Bancshares	130,310	1,484,231
SY Bancorp	8,455	267,516
†Talmer Bancorp Class A	12,700	185,928
†Taylor Capital Group	11,486	274,745
†Texas Capital Bancshares	28,815	1,871,246
Tompkins Financial	9,297	455,181
TowneBank	22,265	345,330
Trico Bancshares	13,253	343,650
†Tristate Capital Holdings	9,300	132,153
Trustmark	50,179	1,272,038
UMB Financial	25,882	1,674,565
Umpqua Holdings	83,077	1,548,555
Union First Market Bankshares	32,731	832,022
United Bankshares	46,835	1,434,088
†United Community Banks	28,056	544,567
Univest Corp. of Pennsylvania	13,432	275,625
†VantageSouth Bancshares	1,557	10,946
Washington Banking	9,441	167,861
Washington Trust Bancorp	9,675	362,522
Webster Financial	62,853	1,952,214
Wesbanco	18,526	589,683
West Bancorporation	8,863	134,629
Westamerica Bancorporation	19,981	1,080,572
†Western Alliance Bancorp	50,890	1,251,894
Wilshire Bancorp	47,547	527,772
Wintrust Financial	31,907	1,552,595
†Yadkin Financial	9,200	196,972

		85,530,773

Commercial Services & Supplies–2.05%
ABM Industries	37,223	1,069,789
†ACCO Brands	80,624	496,644
†Acorn Energy	9,903	33,571
†Advanced Emissions Solutions	15,608	383,020
†ARC Document Solutions	31,770	236,369
Brink’s	32,657	932,357
†Casella Waste Systems	36,534	186,689
Ceco Environmental	13,767	228,395
†Cenveo	27,711	84,241
CompX International	685	7,008
Courier	7,086	109,124
Deluxe	36,740	1,927,748
†EnerNOC	20,785	463,090
Ennis	17,560	290,969
G&K Services Class A	13,361	817,292
Healthcare Services Group	49,981	1,452,448
†Heritage-Crystal Clean	4,288	77,741
Herman Miller	39,987	1,284,782

LVIP SSgA Small-Cap Index Fund—5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
HNI	31,075	$1,136,102
†InnerWorkings	28,357	217,215
Inteliquent	25,889	376,167
Interface Class A	40,921	840,927
Intersections	5,944	35,070
Kimball International Class B	26,702	483,573
Knoll	34,282	623,590
McGrath RentCorp	17,740	620,190
Mobile Mini	26,266	1,138,894
MSA Safety	20,018	1,141,026
Multi-Color	7,892	276,220
NL Industries	4,936	53,506
†Nuverra Environmental Solutions	7,692	156,071
†Performant Financial	14,295	129,370
†Pure Cycle	11,200	67,760
Quad Graphics	16,323	382,774
Schawk	6,850	136,931
†SFX Entertainment	11,300	79,665
†SP Plus.	12,197	320,415
†Speed Commerce	43,000	156,520
Steelcase Class A	60,434	1,003,809
†Straight Path Communications Class B	4,057	29,860
†Swisher Hygiene	62,085	27,944
†Team	14,113	604,883
†Tetra Tech	47,591	1,408,218
†TRC	9,624	64,000
UniFirst	9,967	1,095,772
United Stationers	28,019	1,150,740
US Ecology	13,919	516,673
Viad	15,713	377,741
West	13,600	325,448

		25,058,351

Communications Equipment–1.83%
Adtran	44,548	1,087,417
Alliance Fiber Optic Products	10,600	153,382
†ARRIS Group	84,394	2,378,223
†Aruba Networks	75,588	1,417,275
†Aviat Networks	35,955	57,168
Bel Fuse Class B	6,538	143,182
Black Box	12,650	307,901
†CalAmp	26,672	743,349
†Calix	32,331	272,550
†Ciena	73,640	1,674,574
Comtech Telecommunications	12,775	407,011
†Digi International	14,522	147,398
†Emulex	65,406	483,350
†Extreme Networks	71,245	413,221
†Finisar	66,167	1,754,087
†Gigamon	5,100	154,989
†Gogo	7,200	147,888
†Harmonic	75,788	541,126

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Infinera	80,441	$730,404
InterDigital	27,788	920,061
†Ixia	38,491	481,137
†KVH Industries	9,275	122,059
†Loral Space & Communications	9,861	697,469
†NETGEAR	26,334	888,246
†Numerex Class A	7,573	82,773
†Oplink Communications	14,863	266,939
†Parkervision	57,733	277,118
PC-Tel	10,236	89,360
Plantronics	31,651	1,406,887
†Procera Networks	18,335	190,501
†Ruckus Wireless	37,311	453,702
†ShoreTel	38,368	329,965
†Sonus Networks	156,112	526,097
Tessco Technologies	2,972	111,034
†Ubiquiti Networks	10,329	469,660
†ViaSat	27,646	1,908,680
†Westell Technologies Class A	34,507	127,331

		22,363,514

Computers & Peripherals–0.45%
†Cray	28,069	1,047,535
†Datalink	17,567	244,708
†Electronics for Imaging	32,167	1,393,153
†Fusion-io	64,400	677,488
†Hutchinson Technology	31,700	89,711
†Imation	18,001	103,866
†Immersion	17,427	183,855
†QLogic	64,241	819,073
†Quantum	129,528	158,024
†Silicon Graphics International	24,767	304,139
†Silver Spring Networks	5,700	99,066
†Super Micro Computer	25,215	437,985

		5,558,603

Construction & Engineering–0.90%
†Aegion	27,728	701,796
†Ameresco Class A	10,729	81,111
Argan	12,051	358,276
Comfort Systems USA	27,536	419,649
†Dycom Industries	24,129	762,718
EMCOR	48,477	2,268,239
†Furmanite	22,318	219,163
Granite Construction	26,840	1,071,721
†Great Lakes Dredge & Dock	38,697	353,304
†Layne Christensen	10,946	199,108
†MasTec	41,778	1,814,836
†MYR Group	16,394	415,096
†Northwest Pipe	5,496	198,735
†Orion Marine Group	17,195	216,141
†Pike Electric	20,988	225,831

LVIP SSgA Small-Cap Index Fund—6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Primoris Services	25,738	$771,625
†Sterling Construction	9,910	85,920
†Stock Building Supply Holdings	5,200	105,664
†Tutor Perini	26,883	770,736

		11,039,669

Construction Materials–0.20%
†Continental Building Products	9,600	180,864
†Headwaters	51,923	685,903
†Texas Industries	14,752	1,322,074
United States Lime & Minerals	1,487	83,718
†US Concrete	8,600	202,100

		2,474,659

Consumer Finance–0.69%
Cash America International	21,556	834,648
†Consumer Portfolio Services	14,500	99,180
†Credit Acceptance	5,213	741,028
†DFC Global	34,214	302,110
†Encore Capital Group	17,663	807,199
†Ezcorp Class A	33,919	365,986
†First Cash Financial Services	21,417	1,080,702
†First Marblehead	4,500	27,180
†Green Dot Class A	17,841	348,435
†JTH Holding Class CL A	5,600	155,344
Nelnet Class A	16,638	680,494
Nicholas Financial	6,497	102,198
†Portfolio Recovery Associates	35,223	2,038,003
†Regional Management	2,643	65,176
†Springleaf Holdings	15,700	394,855
†World Acceptance	5,701	428,031

		8,470,569

Containers & Packaging–0.26%
†AEP Industries	2,547	94,494
†Berry Plastics Group	41,387	958,109
†Graphic Packaging Holding	146,296	1,486,367
Myers Industries	18,597	370,452
†UFP Technologies	3,077	74,956
†Xerium Technologies	11,200	179,760

		3,164,138

Distributor–0.23%
Core-Mark Holding	8,315	603,669
Pool	32,471	1,991,122
†VOXX International Class A	11,189	153,066
Weyco Group	4,458	120,455

		2,868,312

Diversified Consumer Services–0.95%
†American Public Education	13,160	461,653
†Ascent Capital Group Class A	9,977	753,762
†Bridgepoint Education	7,373	109,784

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Bright Horizons Family Solutions	9,163	$358,365
Capella Education	7,080	447,102
†Career Education	33,768	251,909
Carriage Services	8,735	159,326
†Corinthian Colleges	45,932	63,386
†Education Management	14,849	72,315
†Grand Canyon Education	33,108	1,546,144
Hillenbrand	37,936	1,226,471
†ITT Educational Services	15,000	430,200
†K12	19,400	439,410
†LifeLock	45,981	786,735
Lincoln Educational Services	13,687	51,600
Matthews International Class A	19,707	804,243
Regis	30,446	417,110
Sotheby’s	49,875	2,172,056
†Steiner Leisure	9,380	433,825
†Strayer Education	9,165	425,531
Universal Technical Institute	12,295	159,220

		11,570,147

Diversified Financial Services–0.31%
California First National Bancorp	1,125	17,269
Gain Capital Holdings	8,253	89,215
†Ladder Capital Class A	10,800	203,904
MarketAxess Holdings	27,185	1,609,896
Marlin Business Services	5,686	118,326
†NewStar Financial	15,598	216,188
†PHH	39,352	1,016,856
†PICO Holdings	17,571	456,670
Resource America Class A	6,711	57,513

		3,785,837

Diversified Telecommunication Services–0.59%
†8x8	68,440	739,836
Atlantic Tele-Network	7,492	493,873
†Cbeyond	16,327	118,371
†Cincinnati Bell	142,026	491,410
Cogent Communications Group	32,304	1,147,761
Consolidated Communications Holdings	28,716	574,607
†Cvent	4,200	151,830
EarthLink Holdings	77,353	279,244
†FairPoint Communications	10,537	143,303
†General Communication Class A	20,519	234,122
†Hawaiian Telcom Holdco	5,671	161,567
HickoryTech	8,538	109,201
IDT Class B	8,115	135,196
†InContact	34,194	328,262
†Iridium Communications	41,150	309,037
Lumos Networks	13,157	175,909
†magicJack VocalTec	10,994	233,403
†ORBCOMM	23,594	161,619

LVIP SSgA Small-Cap Index Fund—7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Premiere Global Services	39,536	$476,804
†Towerstream	67,540	158,719
†Vonage Holdings	125,953	537,819

		7,161,893

Electric Utilities–1.32%
ALLETE	29,183	1,529,773
Cleco	41,987	2,123,702
El Paso Electric	27,441	980,467
Empire District Electric	29,614	720,212
Idacorp	36,276	2,012,230
MGE Energy	23,926	938,617
Otter Tail	25,281	778,402
PNM Resources	56,336	1,522,762
Portland General Electric	55,014	1,779,153
UIL Holdings	41,840	1,540,130
UNITIL	11,541	379,006
UNS Energy	29,339	1,761,220

		16,065,674

Electrical Equipment–1.73%
Acuity Brands	30,109	3,991,550
†American Superconductor	25,748	41,454
†Applied Optoelectronics	5,400	133,218
AZZ	17,627	787,574
Belden	32,242	2,244,043
Brady Class A	34,337	932,250
†Capstone Turbine	194,387	414,044
Encore Wire	14,726	714,358
EnerSys	34,106	2,363,205
†Enphase Energy	4,400	32,384
Franklin Electric	35,240	1,498,405
†FuelCell Energy	147,634	366,132
Generac Holdings	35,882	2,115,962
General Cable	36,900	945,009
Global Power Equipment Group	10,815	215,110
†GrafTech International	87,000	950,040
†II-VI	37,951	585,584
LSI Industries	13,077	107,101
†Polypore International	32,900	1,125,509
Powell Industries	6,608	428,198
†PowerSecure International	18,500	433,640
Preformed Line Products	1,286	88,155
†Revolution Lighting Technologies	30,400	95,760
†Thermon Group Holdings	17,403	403,402
†Vicor	11,771	120,064

		21,132,151

Electronic Equipment, Instruments & Components–2.49%
†Aeroflex Holding	12,067	100,277
†Agilysys	10,614	142,228
Anixter International	18,901	1,918,830
†Audience	3,406	42,575

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Badger Meter	10,561	$581,911
†Benchmark Electronics	37,066	839,545
†Checkpoint Systems	29,772	399,540
†Cognex	63,630	2,154,512
†Coherent	17,832	1,165,321
†Control4	6,500	137,865
CTS	26,711	557,726
Daktronics	24,461	351,994
†DTS	15,365	303,612
Electro Rent	16,047	282,267
Electro Scientific Industries	13,023	128,277
†Fabrinet	18,141	376,789
†FARO Technologies	12,399	657,147
FEI	29,211	3,009,317
†=Gerber Scientific	6,600	0
†GSI Group	26,763	349,525
†Insight Enterprises	31,603	793,551
†InvenSense	42,952	1,016,674
†Itron	27,900	991,566
†KEMET	26,326	152,954
Littelfuse	16,406	1,536,258
†Maxwell Technologies	24,876	321,398
†Measurement Specialties	11,141	755,917
†Mercury Computer Systems	28,051	370,554
Mesa Laboratories	1,430	129,057
Methode Electronics	27,566	845,174
MTS Systems	11,357	777,841
†Multi-Fineline Electronix	5,497	70,362
†Neonode	12,534	71,318
†Newport	28,949	598,665
†OSI Systems	13,768	824,152
Park Electrochemical	15,488	462,627
PC Connection	4,524	91,928
†Plexus	24,363	976,225
†RadiSys	12,898	46,304
†RealD	23,740	265,176
Richardson Electronics	8,392	90,298
†Rofin-Sinar Technologies	21,347	511,474
†Rogers	11,652	727,318
†Sanmina	56,695	989,328
†ScanSource	19,537	796,523
†Synnex	18,523	1,122,679
†TTM Technologies	40,422	341,566
†Uni-Pixel	6,500	49,790
†Universal Display	27,541	878,833
†Viasystems Group	1,851	23,175
†Vishay Precision Group	7,609	132,244
†Zygo	9,541	144,928

		30,405,115

Energy Equipment & Services–1.91%
†Basic Energy Services	19,479	533,919

LVIP SSgA Small-Cap Index Fund—8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Bolt Technology	4,732	$93,552
Bristow Group	26,091	1,970,392
†C&J Energy Services	31,629	922,302
†Cal Dive International	56,771	96,511
CARBO Ceramics	13,800	1,904,262
Dawson Geophysical	5,404	151,366
†Era Group	12,900	378,099
Exterran Holdings	40,500	1,777,140
†Forum Energy Technologies	29,746	921,531
†Geospace Technologies	8,853	585,803
†Global Geophysical Services	7,433	891
Gulf Island Fabrication	8,179	176,748
Gulfmark Offshore	18,598	835,794
†Helix Energy Solutions Group	78,256	1,798,323
†Hercules Offshore	110,376	506,626
†Hornbeck Offshore Services	26,259	1,097,889
†ION Geophysical	93,938	395,479
†Key Energy Services	106,617	985,141
†Matrix Service	16,807	567,740
†Mitcham Industries	7,277	101,441
†Natural Gas Services Group	7,585	228,612
†Newpark Resources	62,441	714,949
North Atlantic Drill	50,600	447,304
†Parker Drilling	92,445	655,435
†PHI	10,182	450,452
†Pioneer Energy Services	43,983	569,580
†RigNet	9,674	520,751
Scorpio Bulkers	93,500	945,285
†SEACOR Holdings	14,100	1,218,522
†Tesco	23,246	430,051
†TETRA Technologies	55,642	712,218
†TGC Industries	8,542	50,825
†Vantage Drilling	144,726	247,481
†Willbros Group	28,802	363,481

		23,355,895

Food & Staples Retailing–1.22%
Andersons	19,563	1,158,912
Casey’s General Stores	27,612	1,866,295
†Chefs’ Warehouse Holdings	10,795	231,013
†Container Store Group	9,300	315,735
†Fairway Group Holdings	10,100	77,164
Ingles Markets Class A	7,831	186,534
†Natural Grocers by Vitamin Cottage	7,253	316,666
†Pantry	20,267	310,896
PriceSmart	13,732	1,385,971
†Rite Aid	522,162	3,273,956
Roundy’s	24,045	165,430
Spartan Stores	27,358	634,979
†SUPERVALU	151,347	1,035,213
†Susser Holdings	13,538	845,719
†United Natural Foods	35,999	2,553,049

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Village Super Market Class A	4,613	$121,783
Weis Markets	7,400	364,450

		14,843,765

Food Products–1.69%
Alico	2,463	92,855
†Annie’s	8,725	350,658
B&G Foods Class A	39,514	1,189,767
†Boulder Brands	42,613	750,841
Calavo Growers	6,954	247,423
Cal-Maine Foods	10,465	656,993
†Chiquita Brands International	37,857	471,320
†Darling International	115,759	2,317,495
†Diamond Foods	17,771	620,741
†Farmer Bros	5,201	102,460
Fresh Del Monte Produce	26,706	736,284
Griffin Land & Nurseries	1,517	45,874
†Hain Celestial Group	27,149	2,483,319
†Inventure Foods	7,260	101,495
J&J Snack Foods	10,287	987,243
John B. Sanfilippo & Son	4,402	101,334
Lancaster Colony	12,654	1,258,061
Lifeway Foods	279	4,101
Limoneira	9,287	210,629
†Omega Protein	11,568	139,626
†Pilgrim’s Pride	43,551	911,087
†Post Holdings	27,254	1,502,240
Sanderson Farms	15,790	1,239,357
†Seaboard	217	568,855
†Seneca Foods Class A	7,410	233,267
Snyders-Lance	35,415	998,349
Tootsie Roll Industries	14,210	425,444
†TreeHouse Foods	26,213	1,887,074

		20,634,192

Gas Utilities–0.86%
Chesapeake Utilities	6,977	440,667
Delta Natural Gas	3,744	77,576
Laclede Group	24,167	1,139,474
New Jersey Resources	29,591	1,473,632
Northwest Natural Gas	18,619	819,422
Piedmont Natural Gas	54,668	1,934,701
South Jersey Industries	23,452	1,315,423
Southwest Gas	34,195	1,827,723
WGL Holdings	37,724	1,511,223

		10,539,841

Health Care Equipment & Supplies–3.53%
†Abaxis	15,213	591,481
†ABIOMED	28,139	732,740
†Accuray	48,318	463,853
†Align Technology	53,231	2,756,833
†Alliance HealthCare Services	4,300	144,179

LVIP SSgA Small-Cap Index Fund—9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Alphatec Holdings	36,852	$55,278
Analogic	8,637	709,184
†AngioDynamics	14,292	225,099
†Anika Therapeutics	10,095	414,905
†Antares Pharma	85,224	298,284
†Aratana Therapeutics	4,300	79,808
†ArthroCare	19,424	936,043
†AtriCure	17,503	329,231
Atrion	1,267	387,879
†Biolase	46,331	111,656
Cantel Medical	22,750	767,130
†Cardiovascular Systems	20,282	644,765
†Cerus	54,683	262,478
Conmed	19,922	865,611
CryoLife	18,010	179,380
†Cutera	14,800	165,612
†Cyberonics	19,004	1,240,011
†Cynosure Class A	14,342	420,221
†Derma Sciences	18,164	230,320
†DexCom	51,277	2,120,817
†Endologix	47,332	609,163
†Exactech	8,883	200,400
†GenMark Diagnostics	28,400	282,296
†Globus Medical	41,274	1,097,476
†Greatbatch	16,925	777,196
†Haemonetics	37,134	1,210,197
†Harvard Apparatus Regenerative Technology	3,206	29,078
†HeartWare International	11,180	1,048,460
†ICU Medical	8,867	530,956
†Insulet	38,985	1,848,669
†Integra LifeSciences Holdings	17,575	808,274
Invacare	23,439	446,982
†LDR Holding	6,300	216,279
†Masimo	34,758	949,241
†Medical Action Industries	15,100	105,247
Meridian Bioscience	29,175	635,723
†Merit Medical Systems	31,574	451,508
†Natus Medical	22,563	582,125
†Navidea Biopharmaceuticals	114,850	212,473
†Neogen	24,412	1,097,319
†NuVasive	30,337	1,165,244
†NxStage Medical	47,154	600,742
†OraSure Technologies	36,206	288,562
†Orthofix International	14,003	422,190
†PhotoMedex	7,198	113,944
†Quidel	20,725	565,793
†Revance Therapeutics	4,900	154,350
†Rockwell Medical Technologies	25,635	324,539
†RTI Biologics	33,600	137,088
†Spectranetics	29,169	884,112
†Staar Surgical	30,099	565,861

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS	42,567	$2,032,574
†Surgical Care Affiliates	7,000	215,250
†SurModics	10,565	238,769
†Symmetry Medical	21,862	219,932
†Tandem Diabetes Care	5,200	114,868
†TearLab	16,400	110,864
†Thoratec	40,000	1,432,400
†Tornier	16,665	353,631
†Unilife	86,887	353,630
Utah Medical Products	1,866	107,911
†Vascular Solutions	10,473	274,288
†Volcano	37,731	743,678
West Pharmaceutical Services	50,600	2,228,930
†Wright Medical Group	30,160	937,071
†Zeltiq Aesthetics	15,456	303,092

		43,161,173

Health Care Providers & Services–2.45%
†Acadia Healthcare	25,177	1,135,986
†Addus HomeCare	4,700	108,335
†Air Methods	28,796	1,538,570
†Almost Family	4,576	105,706
†Amedisys	19,316	287,615
†AMN Healthcare Services	33,474	459,933
†Amsurg	22,042	1,037,737
†Bio-Reference Labs	17,670	489,106
†BioScrip	40,231	280,812
†Capital Senior Living	18,731	486,819
†Centene	39,152	2,437,212
Chemed	11,898	1,064,276
†Chindex International	7,771	148,271
†CorVel	7,212	358,869
†Cross Country Healthcare	18,317	147,818
†Emeritus	28,528	896,920
Ensign Group	12,645	551,828
†ExamWorks Group	22,004	770,360
†Five Star Quality Care	27,022	131,327
†Gentiva Health Services	18,554	169,212
†Hanger	23,832	802,662
HealthSouth	62,767	2,255,218
†Healthways	25,136	430,831
†IPC The Hospitalist	11,794	578,850
Kindred Healthcare	38,450	900,499
Landauer	7,171	325,061
†LHC Group	9,106	200,878
†Magellan Health Services	18,795	1,115,483
†Molina Healthcare	21,581	810,582
†MWI Veterinary Supply	9,506	1,479,324
National Healthcare	7,875	439,189
†National Research Class A	4,281	71,022
Owens & Minor	46,854	1,641,296
†PharMerica	23,549	658,901

LVIP SSgA Small-Cap Index Fund—10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Providence Service	7,033	$198,893
Select Medical Holdings	31,167	388,029
†Skilled Healthcare Group	13,045	68,747
†Team Health Holdings	48,659	2,177,490
†Triple-S Management Class B	17,738	286,291
U.S. Physical Therapy	9,349	323,195
Universal American	20,811	147,134
†WellCare Health Plans	31,259	1,985,572

		29,891,859

Health Care Technology–0.91%
†athenahealth	25,828	4,138,679
Computer Programs & Systems	8,149	526,425
†HealthStream	14,645	391,021
†HMS Holdings	64,020	1,219,581
†MedAssets	46,174	1,140,960
†Medidata Solutions	38,934	2,115,674
†Merge Healthcare	30,188	73,659
†Omnicell	24,825	710,491
Quality Systems	28,328	478,177
†Travelzoo	3,660	83,814
†Vocera Communications	13,540	221,108

		11,099,589

Hotels, Restaurants & Leisure–2.63%
†Biglari Holdings	1,084	528,439
†BJ’s Restaurants	17,274	565,033
†Bloomin’ Brands	41,152	991,763
Bob Evans Farms	17,432	872,123
†Boyd Gaming	45,383	599,056
†Bravo Brio Restaurant Group	11,026	155,577
†Buffalo Wild Wings	13,768	2,050,055
†Caesars Entertainment	31,200	593,112
†Carrols Restaurant Group	13,965	100,129
Cheesecake Factory	37,086	1,766,406
Churchill Downs	10,521	960,567
†Chuy’s Holdings	10,432	450,036
ClubCorp Holdings	12,700	240,030
Cracker Barrel Old Country Store	14,294	1,389,949
†Del Frisco’s Restaurant Group	6,887	192,147
†Denny’s	72,156	463,963
†Diamond Resorts International	11,600	196,620
DineEquity	12,232	954,952
Einstein Noah Restaurant Group	1,376	22,649
†Fiesta Restaurant Group	15,057	686,449
†Ignite Restaurant Group	3,734	52,537
International Speedway Class A	19,518	663,417
Interval Leisure Group	27,536	719,791
†Intrawest Resorts Holdings	12,700	165,608
†Isle of Capri Casinos	14,073	107,940
†Jack in the Box	29,015	1,710,144
†Jamba	8,991	107,847

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Krispy Kreme Doughnuts	46,357	$821,910
†Life Time Fitness	31,383	1,509,522
†Luby’s	11,043	68,025
†Malibu Boats Class A	5,800	128,876
Marcus	11,934	199,298
†Marriott Vacations Worldwide	20,772	1,161,363
†Monarch Casino & Resort	6,584	122,002
†Morgans Hotel Group	13,425	107,937
†Multimedia Games Holding	20,731	602,028
†Nathan’s Famous	1,435	70,301
†Noodles	4,000	157,880
†Orient-Express Hotels Class A	67,622	974,433
Papa John’s International	23,822	1,241,364
†Pinnacle Entertainment	40,785	966,605
†Popeyes Louisiana Kitchen	17,329	704,251
†Potbelly	4,900	87,563
†Red Robin Gourmet Burgers	10,722	768,553
†Ruby Tuesday	37,395	209,786
Ruth’s Hospitality Group	29,208	353,125
†Scientific Games Class A	31,152	427,717
†Sonic	40,775	929,262
Speedway Motorsports	7,375	138,134
Texas Roadhouse	42,840	1,117,267
Town Sports International Holdings	21,084	179,003
Vail Resorts	25,946	1,808,436

		32,160,980

Household Durables–1.07%
Bassett Furniture Industries	6,198	92,040
†Beazer Homes USA	18,266	366,781
Blyth	6,024	64,638
†Cavco Industries	5,526	433,515
CSS Industries	5,355	144,585
Ethan Allen Interiors	17,332	441,099
†EveryWare Global	10,200	46,512
Flexsteel Industries	2,528	95,103
†Helen of Troy	22,047	1,526,314
Hooker Furniture	5,984	93,709
†Hovnanian Enterprises Class A	72,492	342,887
†iRobot	19,332	793,579
KB Home	62,936	1,069,283
La-Z-Boy	36,333	984,624
†LGI Homes	9,600	165,600
†Libbey	16,688	433,888
Lifetime Brands	6,178	110,339
†M/I Homes	17,574	394,009
MDC Holdings	26,234	741,898
†Meritage Homes	26,684	1,117,526
NACCO Industries Class A	2,792	151,354
Ryland Group	33,836	1,351,071
†Skullcandy	9,019	82,794
†Standard Pacific	110,998	922,393

LVIP SSgA Small-Cap Index Fund—11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†TRI Pointe Homes	13,352	$216,703
†UCP	5,100	76,806
†Universal Electronics	12,011	461,102
†WCI Communities	4,100	81,016
†William Lyon Homes Class A	8,800	242,968
†Zagg	14,061	64,962

		13,109,098

Household Products–0.24%
†Central Garden & Pet Class A	33,822	279,708
†Harbinger Group	22,756	278,306
Oil-Dri Corp of America	3,441	118,852
Orchids Paper Products	3,192	97,675
Spectrum Brands Holdings	15,897	1,266,991
WD-40	11,239	871,809

		2,913,341

Independent Power Producers & Energy Traders–0.28%
Atlantic Power	87,333	253,266
†Dynegy	70,100	1,748,294
†Genie Energy Class B	8,108	80,837
NRG Yield Class A	17,500	691,775
Ormat Technologies	10,656	319,787
Pattern Energy Group	11,800	320,134

		3,414,093

Industrial Conglomerates–0.07%
Raven Industries	25,051	820,420

		820,420

Insurance–2.33%
†Ambac Financial Group	34,000	1,055,020
American Equity Investment Life Holding	44,455	1,050,027
AMERISAFE	13,499	592,741
Amtrust Financial Services	20,933	787,290
Argo Group International Holdings	20,207	927,501
Baldwin & Lyons Class B	4,943	129,951
Blue Capital Reinsurance Holdings	7,700	133,903
†Citizens	25,691	190,113
CNO Financial Group	157,212	2,845,537
Crawford Class B	13,753	150,045
Donegal Group Class A	5,144	75,000
†eHealth	14,419	732,485
EMC Insurance Group	2,600	92,378
Employers Holdings	22,527	455,721
†Enstar Group	6,811	928,407
Essent Group	14,500	325,670
FBL Financial Group Class A	5,574	241,466
Fidelity & Guaranty Life	8,100	191,160
First American Financial	79,376	2,107,433
†Fortegra Financial	3,185	22,391
†Global Indemnity	6,337	166,917

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Greenlight Capital Re Class A	20,357	$667,710
†Hallmark Financial Services	8,751	72,721
HCI Group	6,007	218,655
†Health Insurance Innovations Class A	212	2,192
†Hilltop Holdings	45,967	1,093,555
Horace Mann Educators	28,031	812,899
Independence Holding	6,117	82,090
Infinity Property & Casualty	8,589	580,874
Investors Title	663	50,322
Kansas City Life Insurance	2,714	130,815
Maiden Holdings	39,495	492,898
Meadowbrook Insurance Group	27,948	162,937
Montpelier Re Holdings	29,176	868,278
National Interstate	3,801	101,905
National Western Life Insurance Class A	1,316	321,762
†Navigators Group	7,316	449,129
OneBeacon Insurance Group	12,787	197,687
†Phoenix Companies	3,506	181,435
Platinum Underwriters Holdings	20,306	1,220,391
Primerica	39,722	1,871,303
RLI	31,634	1,399,488
Safety Insurance Group	8,399	452,286
Selective Insurance Group	37,807	881,659
State Auto Financial	7,995	170,373
Stewart Information Services	14,639	514,268
Symetra Financial	60,099	1,191,162
Third Point Reinsurance	16,500	261,525
Tower Group International	36,807	99,379
United Fire Group	14,821	449,817
Universal Insurance Holdings	22,803	289,598

		28,490,269

Internet & Catalog Retail–0.40%
†1-800-FLOWERS.com Class A	19,282	108,558
†Blue Nile	9,397	327,016
†Chegg	17,800	124,600
†FTD	13,337	424,250
HSN	23,812	1,422,291
NutriSystem	22,126	333,439
†Orbitz Worldwide	16,811	131,798
†Overstock.com	7,697	151,631
PetMed Express	12,372	165,909
†RetailMeNot	6,100	195,200
†Shutterfly	28,272	1,206,649
United Online	9,526	110,121
†Valuevision Media Class A	25,200	122,472
†Vitacost.com	12,185	86,392

		4,910,326

Internet Software & Services–2.62%
†Angie’s List	34,117	415,545

LVIP SSgA Small-Cap Index Fund—12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†Bankrate	33,582	$568,879
†Barracuda Networks	4,500	152,730
†Bazaarvoice	30,780	224,694
†Blucora	29,268	576,287
†Brightcove	17,986	176,802
†Carbonite	5,870	59,815
†ChannelAdvisor	3,400	128,316
†comScore	25,054	821,521
†Constant Contact	23,132	565,809
†Conversant	45,307	1,275,392
†Cornerstone OnDemand	28,410	1,359,987
†CoStar Group	20,092	3,751,980
†Covisint	9,900	72,567
†Dealertrack Technology	32,312	1,589,427
†Demand Media	16,515	80,098
†Demandware	14,130	905,168
†Dice Holdings	22,716	169,461
†Digital River	21,704	378,301
†E2open	9,499	223,891
†eGain	12,800	90,368
†Endurance International Group Holdings	13,100	170,431
†Envestnet	16,793	674,743
†Global Eagle Entertainment	23,700	373,986
†Internap Network Services	45,421	321,581
†IntraLinks Holdings	30,405	311,043
j2 Global	33,987	1,701,049
†Limelight Networks	33,249	72,483
†Liquidity Services	16,626	433,107
†LivePerson	41,318	498,708
†LogMeIn	17,571	788,762
Marchex Class B	12,954	136,147
†Marin Software	7,800	82,446
†Marketo	4,500	147,015
†Mavenir Systems	7,600	136,040
†Millennial Media	22,576	156,226
†Monster Worldwide	68,573	512,926
†Move	30,104	348,002
NIC	44,947	867,927
†OpenTable	15,580	1,198,569
†Perficient	21,825	395,469
†QuinStreet	19,511	129,553
†RealNetworks	13,048	98,904
†Reis	5,300	95,665
†RingCentral Class A	9,300	168,330
†Rocket Fuel	2,900	124,352
†SciQuest	14,545	392,933
†Shutterstock	4,752	345,043
†Spark Networks	6,382	33,378
†SPS Commerce	10,901	669,866
†Stamps.com	10,438	350,299
†support.com	37,241	94,965

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†TechTarget	10,197	$73,520
†TeleCommunication Systems Class A	50,000	115,000
†Textura	3,400	85,714
†Trulia	20,136	668,515
†Unwired Planet	56,263	122,091
†VistaPrint	23,034	1,133,733
†Vocus	11,455	152,695
†Web.com Group	31,351	1,066,875
†WebMD Health	19,030	787,842
Wix.Com	4,700	107,959
†XO Group	15,201	154,138
†Xoom	5,347	104,373
†Yelp	23,582	1,814,163
†Zix	39,474	163,422

		31,967,026

IT Services–2.08%
†Acxiom	51,472	1,770,379
†Blackhawk Network Holdings	7,400	180,486
†CACI International Class A	17,261	1,273,862
†Cardtronics	33,440	1,299,144
Cass Information Systems	7,094	365,767
†CIBER	65,925	301,937
Computer Task Group	9,430	160,216
Convergys	73,622	1,613,058
CSG Systems International	24,388	635,064
†EPAM Systems	17,045	560,781
†Euronet Worldwide	36,848	1,532,508
EVERTEC	18,900	466,830
†ExlService Holdings	25,448	786,598
Forrester Research	8,233	295,153
†Global Cash Access Holdings	52,394	359,423
Hackett Group	13,891	83,068
Heartland Payment Systems	25,395	1,052,623
†Higher One Holdings	17,208	124,414
†iGate	23,898	753,743
†Lionbridge Technologies	47,270	317,182
Luxoft Holding	3,100	108,717
Mantech International Class A	15,517	456,355
MAXIMUS	49,164	2,205,497
†ModusLink Global Solutions	26,611	112,565
†MoneyGram International	17,787	313,941
Planet Payment	44,500	121,930
†PRGX Global	28,962	200,707
†Sapient	77,957	1,329,946
†ServiceSource International	39,160	330,510
†SYKES Enterprises	28,477	565,838
†Syntel	10,814	972,179
†TeleTech Holdings	12,960	317,650
†Unisys	36,154	1,101,251
†Varonis Systems	3,800	135,888
†Virtusa	17,936	601,035

LVIP SSgA Small-Cap Index Fund—13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†WEX	27,498	$2,613,685

		25,419,930

Leisure Equipment & Products–0.52%
Arctic Cat	9,314	445,116
†Black Diamond	20,345	248,819
Brunswick	63,971	2,897,247
Callaway Golf	52,927	540,914
†Fox Factory Holding	6,400	120,960
JAKKS Pacific	10,637	76,799
Johnson Outdoors Class A	3,886	98,782
†LeapFrog Enterprises	51,308	384,810
Marine Products	5,709	42,932
†Nautilus	19,900	191,637
†Smith & Wesson Holding	36,632	535,560
Sturm Ruger	13,414	802,157

		6,385,733

Life Sciences Tools & Services–0.44%
†Affymetrix	54,765	390,474
†Albany Molecular Research	14,900	276,991
†Cambrex	24,046	453,748
†Fluidigm	19,445	856,941
†Furiex Pharmaceuticals	4,471	388,977
†Harvard Bioscience	12,824	60,786
†Luminex	23,907	432,956
†Pacific Biosciences of California	25,198	134,809
†Parexel International	41,259	2,231,699
†Sequenom	66,856	163,797

		5,391,178

Machinery–3.16%
†Accuride	28,827	127,704
Actuant Class A	52,814	1,803,598
Alamo Group	4,135	224,655
Albany International	19,583	695,980
Altra Holdings	19,378	691,795
American Railcar Industries	7,546	528,446
Ampco-Pittsburgh	5,257	99,200
Astec Industries	14,447	634,368
Barnes Group	37,139	1,428,737
†Blount International	32,149	382,573
Briggs & Stratton	33,814	752,361
†Chart Industries	21,874	1,740,077
CIRCOR International	12,327	903,939
CLARCOR	36,360	2,085,246
†Columbus McKinnon	15,808	423,496
†Commercial Vehicle Group	13,426	122,445
Douglas Dynamics	17,949	312,672
Dynamic Materials	7,816	148,817
†Energy Recovery	30,070	159,972
†EnPro Industries	14,409	1,047,102
ESCO Technologies	18,938	666,428

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†ExOne	4,791	$171,662
†Federal Signal	40,707	606,534
Foster (L.B.) Class A	6,988	327,388
FreightCar America	7,541	175,253
Global Brass & Copper Holdings	8,000	126,160
Gorman-Rupp	13,482	428,593
Graham	7,462	237,665
†Greenbrier Companies	18,147	827,503
Hardinge	6,491	93,470
Hurco Companies	4,207	112,243
Hyster-Yale Materials Handling	7,766	757,185
John Bean Technologies	18,892	583,763
Kadant	9,297	339,062
Lindsay	8,907	785,419
†Lydall	10,502	240,181
†Manitex International	12,400	202,120
†Meritor	70,612	864,997
†Middleby	13,210	3,490,214
Miller Industries	6,929	135,323
Mueller Industries	39,840	1,194,802
Mueller Water Products Class A	108,727	1,032,907
NN	11,056	217,803
Omega Flex	648	13,893
†PMFG	10,621	63,407
†Power Solutions International	1,400	105,238
†Proto Labs	12,743	862,319
†RBC Bearings	17,218	1,096,787
†Rexnord	19,764	572,761
Standex International	9,154	490,471
Sun Hydraulics	14,928	646,532
†Tecumseh Products Class A	11,800	81,420
Tennant	13,281	871,499
Titan International	37,010	702,820
†Trimas	33,625	1,116,350
Twin Disc	5,164	136,020
†Wabash National	47,140	648,646
Watts Water Technologies Class A	19,428	1,140,229
Woodward	50,358	2,091,368

		38,569,618

Marine–0.07%
International Shipholding	3,168	93,266
Matson	32,200	795,018

		888,284

Media–1.25%
AH Belo Class A	19,000	220,020
†AMC Entertainment Holdings	14,900	361,325
Beasley Broadcasting Group Class A	2,423	22,049
†Carmike Cinemas	15,035	448,945
†Central European Media Enterprises Class A	49,011	144,092

LVIP SSgA Small-Cap Index Fund—14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Media (continued)
†Crown Media Holdings Class A	18,679	$71,727
†Cumulus Media Class A	60,824	420,294
†Daily Journal	550	95,133
†Dex Media	11,000	101,200
†Entercom Communications Class A	15,621	157,303
Entravision Communications Class A	46,030	308,401
†Global Sources	10,522	94,277
†Gray Television	32,200	333,914
Harte-Hanks	25,442	224,907
†Hemisphere Media Group	9,200	115,828
†Houghton Mifflin Harcourt	13,000	264,290
†Journal Communications Class A	26,203	232,159
†Live Nation Entertainment	98,094	2,133,545
†Martha Stewart Living Omnimedia Class A	17,996	81,522
†McClatchy Class A	37,072	238,002
MDC Partners Class A	27,435	626,067
†Media General Class A	12,600	231,462
Meredith	24,834	1,153,043
National CineMedia	46,029	690,435
New York Times Class A	91,111	1,559,820
Nexstar Broadcasting Group Class A	21,756	816,285
†ReachLocal	6,392	62,961
†Reading International Class A	9,340	68,462
†Rentrak	8,553	515,575
Saga Communications Class A	2,612	129,790
Salem Communications Class A	5,612	56,064
Scholastic	18,491	637,570
†Scripps (E.W.) Class A	24,803	439,509
Sinclair Broadcast Group Class A	50,532	1,368,912
†Sizmek	15,184	161,406
World Wrestling Entertainment Class A	22,707	655,778

		15,242,072

Metals & Mining–1.30%
†AK Steel Holding	102,656	741,176
†Allied Nevada Gold	66,600	287,046
†AM Castle	10,172	149,427
AMCOL International	18,826	861,854
†Century Aluminum	36,387	480,672
†Coeur d’Alene Mines	69,886	649,241
Commercial Metals	81,700	1,542,496
†General Moly	26,290	26,027
Globe Specialty Metals	43,933	914,685
Gold Resource	14,056	67,188
†Handy & Harman	2,948	64,885
Haynes International	8,981	484,974
Hecla Mining	236,200	725,134
†Horsehead Holding	32,830	552,201
Kaiser Aluminum	13,322	951,457
Materion	15,684	532,158
†Midway Gold	73,917	77,613

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Molycorp	108,200	$507,458
Noranda Aluminum Holding	18,345	75,398
Olympic Steel	5,606	160,892
†Paramount Gold and Silver	56,171	69,090
†RTI International Metals	21,540	598,381
Schnitzer Steel Industries Class A	18,301	527,984
†Stillwater Mining	79,815	1,182,060
†SunCoke Energy	48,947	1,117,949
†Universal Stainless & Alloy	4,193	141,598
US Silica Holdings	13,783	526,097
Walter Energy	47,600	359,856
Worthington Industries	38,408	1,469,106

		15,844,103

Multiline Retail–0.08%
Bon-Ton Stores	8,513	93,473
Fred’s Class A	24,077	433,627
Gordmans Stores	4,727	25,809
†Tuesday Morning	27,983	395,959

		948,868

Multi-Utilities–0.37%
Avista	44,126	1,352,462
Black Hills	32,243	1,858,809
NorthWestern	27,906	1,323,582

		4,534,853

Oil, Gas & Consumable Fuels–3.59%
†Abraxas Petroleum	47,912	189,732
Adams Resources & Energy	1,206	69,852
Alon USA Energy	14,892	222,486
†Alpha Natural Resources	156,100	663,425
†Amyris	20,329	75,827
†Apco Oil and Gas International	4,990	72,105
†Approach Resources	23,546	492,347
Arch Coal	148,445	715,505
†Athlon Energy	11,800	418,310
†Bill Barrett	33,690	862,464
†Bonanza Creek Energy	21,968	975,379
†BPZ Resources	60,127	191,204
†Callon Petroleum	23,716	198,503
†Carrizo Oil & Gas	32,189	1,720,824
†Clayton Williams Energy	4,848	547,872
†Clean Energy Fuels	46,795	418,347
†Cloud Peak Energy	42,517	898,809
Comstock Resources	34,394	785,903
†Contango Oil & Gas	10,681	509,911
Delek U.S. Holdings	27,988	812,772
†Diamondback Energy	15,103	1,016,583
†Emerald Oil	43,186	290,210
†Endeavour International	30,686	99,729
Energy XXI Bermuda	49,670	1,170,722
†EPL Oil & Gas	19,612	757,023

LVIP SSgA Small-Cap Index Fund—15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Equal Energy	34,800	$159,384
Evolution Petroleum	10,647	135,536
EXCO Resources	110,050	616,280
†Forest Oil	77,833	148,661
†Frontline	29,683	116,654
†FX Energy	31,200	104,208
GasLog	20,607	479,937
†Gastar Exploration	29,116	159,264
†Goodrich Petroleum	22,740	359,747
Green Plains Renewable Energy	16,343	489,636
†Halcon Resources	151,098	654,254
Hallador Energy	2,532	21,649
†Isramco	651	86,264
†Jones Energy Class A	7,200	109,008
†KiOR Class A	14,497	8,307
Knightsbridge Tankers	21,583	292,450
†Kodiak Oil & Gas	187,904	2,281,155
†Magnum Hunter Resources	129,051	1,096,933
†Matador Resources	43,495	1,065,193
†Midstates Petroleum	32,989	176,821
†Miller Energy Resources	20,565	120,922
Nordic American Tankers	50,798	499,852
†Northern Oil & Gas	44,937	656,979
Panhandle Oil & Gas Class A	4,147	180,851
†PDC Energy	25,950	1,615,647
†Penn Virginia	35,979	629,273
†Petroquest Energy	31,619	180,228
†Quicksilver Resources	106,355	279,714
†Renewable Energy Group	13,564	162,497
†Resolute Energy	44,127	317,714
†Rex American Resources	2,750	156,887
†Rex Energy	32,127	601,096
†Rosetta Resources	43,271	2,015,563
†RSP Permian	16,300	470,907
†Sanchez Energy	26,938	798,173
Scorpio Tankers	134,609	1,342,052
SemGroup Class A	30,405	1,997,000
Ship Finance International	40,942	735,728
†Solazyme	30,640	355,730
†Stone Energy	34,471	1,446,748
†Swift Energy	32,599	350,765
†Synergy Resources	39,513	424,765
Targa Resources	22,889	2,271,962
Teekay Tankers Class A	34,841	123,337
†Triangle Petroleum	44,196	364,175
†Uranium Energy	48,427	63,924
†Ur-Energy	77,800	120,590
†Vaalco Energy	49,400	422,370
W&T Offshore	25,736	445,490
†Warren Resources	42,316	203,117
Western Refining	40,041	1,545,583
†Westmoreland Coal	6,557	195,267

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†ZaZa Energy	13,755	$10,345

		43,842,436

Paper & Forest Products–0.75%
†Boise Cascade	10,846	310,629
†Clearwater Paper	15,151	949,513
Deltic Timber	7,855	512,382
Glatfelter	29,917	814,341
†KapStone Paper & Packaging	60,464	1,743,782
†Louisiana-Pacific	102,778	1,733,865
Neenah Paper	12,095	625,553
†Resolute Forest Products	52,671	1,058,160
Schweitzer-Mauduit International	21,467	914,280
Wausau Paper	36,529	465,014

		9,127,519

Personal Products–0.19%
†Elizabeth Arden	17,526	517,192
Female Health	10,133	78,632
Inter Parfums	12,193	441,509
†Lifevantage	72,700	95,237
†Medifast	10,787	313,794
Nature’s Sunshine Products	5,554	76,534
†Nutraceutical International	4,606	119,710
†Revlon Class A	6,954	177,675
†Star Scientific	135,403	106,251
†Synutra International	8,658	57,922
†USANA Health Sciences	4,239	319,366

		2,303,822

Pharmaceuticals–1.51%
†AcelRx Pharmaceuticals	13,400	160,934
†Aerie Pharmaceuticals	3,800	80,522
†Akorn	40,486	890,692
†Alimera Sciences	21,000	165,690
†Ampio Pharmaceuticals	26,064	165,506
†Auspex Pharmaceuticals	5,700	175,332
†Auxilium Pharmaceuticals	34,754	944,614
†AVANIR Pharmaceuticals	99,868	366,516
†BioDelivery Sciences International	28,609	241,460
†Cempra	12,896	148,949
†ContraVir Pharmaceuticals	5,089	11,450
†Corcept Therapeutics	32,311	140,876
†Depomed	44,957	651,877
†Enanta Pharmaceuticals	2,600	103,974
†Endocyte	21,599	514,272
†Hi-Tech Pharmacal	8,620	373,505
†Horizon Pharma	33,655	508,864
†Impax Laboratories	51,302	1,355,399
†Lannett	14,480	517,226
†Medicines	45,833	1,302,574
†Nektar Therapeutics	93,388	1,131,863
†Omeros	26,166	315,824

LVIP SSgA Small-Cap Index Fund—16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Ophthotech	5,300	$189,422
†Pacira Pharmaceuticals	20,475	1,433,045
†Pernix Therapeutics Holdings	5,062	27,082
†POZEN	17,689	141,512
†Prestige Brands Holdings	38,155	1,039,724
Questcor Pharmaceuticals	36,169	2,348,453
†Receptos	3,800	159,372
†Relypsa	5,800	172,898
†Repros Therapeutics	17,431	309,226
†Sagent Pharmaceuticals	15,675	366,325
†SciClone Pharmaceuticals	31,374	142,752
†Sucampo Pharmaceuticals Class A	6,910	49,407
†Supernus Pharmaceuticals	17,885	159,892
†Tetraphase Pharmaceuticals	14,400	156,816
†TG Therapeutics	20,600	142,140
†TherapeuticsMD	69,700	439,807
†Vivus	69,061	410,222
†XenoPort	48,601	251,267
†Zogenix	67,371	191,671

		18,398,952

Professional Services–1.36%
Acacia Research	34,476	526,793
†Advisory Board	25,824	1,659,192
Barrett Business Services	5,232	311,670
†CBIZ	22,946	210,185
CDI	7,887	135,262
Corporate Executive Board	24,302	1,803,937
†CRA International	6,351	139,531
Exponent	9,665	725,455
†Franklin Covey	8,762	173,225
†FTI Consulting	28,506	950,390
†GP Strategies	9,102	247,847
Heidrick & Struggles International	10,164	203,991
†Huron Consulting Group	16,078	1,019,024
†ICF International	14,951	595,199
Insperity	14,601	452,339
Kelly Services Class A	20,677	490,665
Kforce	21,938	467,718
†Korn/Ferry International	33,945	1,010,543
†Mistras Group	14,147	322,127
†Navigant Consulting	37,436	698,556
†Odyssey Marine Exploration	43,831	100,373
†On Assignment	33,782	1,303,647
†Pendrell	141,559	259,053
Resources Connection	32,809	462,279
†RPX	20,774	338,201
†TrueBlue	28,487	833,530
VSE	2,183	115,044
†WageWorks	18,530	1,039,718

		16,595,494

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts–7.33%
Acadia Realty Trust	41,715	$1,100,442
AG Mortgage Investment Trust	22,184	388,442
Agree Realty	12,666	385,173
Alexander’s	1,476	532,821
American Assets Trust	22,973	775,109
American Capital Mortgage Investment	40,611	762,268
†American Residential Properties	8,800	158,224
AmREIT Class B	17,074	282,916
Anworth Mortgage Asset	109,731	544,266
Apollo Commercial Real Estate Finance	23,095	384,070
Apollo Residential Mortgage	25,181	408,688
Ares Commercial Real Estate	17,689	237,209
Armada Hoffler Properties	12,200	122,488
Armour Residential REIT	252,929	1,042,067
Ashford Hospitality Prime	16,679	252,186
Ashford Hospitality Trust	44,398	500,365
Associated Estates Realty	42,171	714,377
Aviv REIT	7,400	180,930
Campus Crest Communities	45,676	396,468
Capstead Mortgage	68,208	863,513
Cedar Realty Trust	55,961	341,922
Chambers Street Properties	176,600	1,372,182
Chatham Lodging Trust	20,431	413,115
Chesapeake Lodging Trust	33,815	870,060
Colony Financial	65,379	1,435,069
Coresite Realty	13,568	420,608
Cousins Properties	123,346	1,414,779
CubeSmart	98,786	1,695,168
CyrusOne	14,506	302,160
CYS Investments	118,567	979,363
DCT Industrial Trust	219,161	1,726,989
DiamondRock Hospitality	142,174	1,670,545
DuPont Fabros Technology	46,945	1,129,966
Dynex Capital	45,630	408,389
EastGroup Properties	21,369	1,344,324
Education Realty Trust	78,159	771,429
Ellington Residential Mortgage REIT	7,500	126,900
Empire State Realty Trust	55,500	838,605
EPR Properties	37,340	1,993,583
Equity One	43,005	960,732
Excel Trust	34,425	436,509
FelCor Lodging Trust	89,166	806,061
First Industrial Realty Trust	76,106	1,470,368
First Potomac Realty Trust	41,218	532,537
Franklin Street Properties	60,904	767,390
Geo Group	51,984	1,675,964
Getty Realty	21,100	398,579
Gladstone Commercial	13,005	225,507
Glimcher Realty Trust	107,294	1,076,159
Government Properties Income Trust	40,603	1,023,196

LVIP SSgA Small-Cap Index Fund—17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Gramercy Property Trust	51,911	$267,861
Healthcare Realty Trust	69,892	1,687,892
Hersha Hospitality Trust	152,064	886,533
Highwoods Properties	63,606	2,443,106
Hudson Pacific Properties	38,551	889,372
Inland Real Estate	65,296	688,873
Invesco Mortgage Capital	85,861	1,414,131
Investors Real Estate Trust	68,862	618,381
†iStar Financial	59,070	871,873
JAVELIN Mortgage Investment	11,653	156,267
†JGWPT Holdings Class A	10,100	184,426
Kite Realty Group Trust	86,617	519,702
LaSalle Hotel Properties	73,611	2,304,760
Lexington Realty Trust	126,186	1,376,689
LTC Properties	23,973	902,104
Medical Properties Trust	119,772	1,531,884
Monmouth Real Estate Investment	35,889	342,381
National Health Investors	21,734	1,314,038
New Residential Investment	172,100	1,113,487
New York Mortgage Trust	48,632	378,357
NorthStar Realty Finance	225,119	3,633,421
One Liberty Properties	6,838	145,786
Parkway Properties	42,410	773,983
Pebblebrook Hotel Trust	43,510	1,469,333
Pennsylvania Real Estate Investment Trust	46,999	848,332
PennyMac Mortgage Investment Trust	52,021	1,243,302
Physicians Realty Trust	19,000	264,480
Potlatch	30,292	1,171,997
PS Business Parks	14,662	1,226,036
QTS Realty Trust	8,500	213,265
RAIT Financial Trust	56,032	475,712
Ramco-Gershenson Properties Trust	51,305	836,271
Redwood Trust	60,746	1,231,929
Resource Capital	90,529	504,247
Retail Opportunity Investments	52,167	779,375
Rexford Industrial Realty	11,000	155,980
RLJ Lodging Trust	87,561	2,341,381
Rouse Properties	17,560	302,734
Ryman Hospitality Properties	31,103	1,322,500
Sabra Health Care REIT	25,755	718,307
Saul Centers	6,666	315,702
Select Income REIT	16,163	489,254
Silver Bay Realty Trust	9,752	151,351
Sovran Self Storage	22,888	1,681,124
STAG Industrial	32,034	772,019
†Strategic Hotels & Resorts	124,353	1,267,157
Summit Hotel Properties	52,073	483,237
Sun Communities	28,539	1,286,824
Sunstone Hotel Investors	132,077	1,813,417
Terreno Realty	19,014	359,555
UMH Properties	8,167	79,873

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Universal Health Realty Income Trust	8,673	$366,348
Urstadt Biddle Properties Class A	18,617	384,627
Washington Real Estate Investment Trust	45,075	1,076,391
Western Asset Mortgage Capital	17,084	267,194
Whitestone REIT	14,171	204,629
Winthrop Realty Trust	23,853	276,456
ZAIS Financial	4,470	74,470

		89,560,296

Real Estate Management & Development–0.92%
Alexander & Baldwin	30,500	1,298,080
Altisource Residential	42,300	1,334,988
American Realty Capital Properties	331,000	4,640,620
†AV Homes	4,980	90,088
Consolidated-Tomoka Land	2,899	116,772
†Forestar Group	24,677	439,251
Kennedy-Wilson Holdings	48,753	1,097,430
†Marcus & Millichap	7,400	132,016
RE/MAX Holdings	7,100	204,693
†Tejon Ranch	10,465	354,031
†Zillow Class A	17,356	1,529,064

		11,237,033

Road & Rail–0.58%
Arkansas Best	16,742	618,617
Celadon Group	11,946	287,182
Heartland Express	34,009	771,664
Knight Transportation	40,582	938,662
Marten Transport	14,278	307,263
†Patriot Transportation Holding	5,972	215,291
†Quality Distribution	11,881	154,334
†Roadrunner Transportation Systems	13,203	333,244
†Saia	17,263	659,619
†Swift Transportation	61,268	1,516,383
Universal Truckload Services	3,287	94,994
Werner Enterprises	30,856	787,137
†YRC Worldwide	18,700	420,750

		7,105,140

Semiconductors & Semiconductor Equipment–3.67%
†Advanced Energy Industries	28,279	692,835
†Alpha & Omega Semiconductor	9,871	72,651
†Ambarella	11,892	317,635
†Amkor Technology	44,565	305,716
†ANADIGICS	40,465	68,791
†Applied Micro Circuits	48,390	479,061
†ATMI	22,916	779,373
†Axcelis Technologies	93,334	200,668
Brooks Automation	50,190	548,577
†Cabot Microelectronics	16,771	737,924
†Cavium	37,673	1,647,440
†Ceva	12,723	223,416

LVIP SSgA Small-Cap Index Fund—18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Cirrus Logic	44,288	$880,003
Cohu	13,443	144,378
†Cypress Semiconductor	109,000	1,119,430
†Diodes	25,265	659,922
†DSP Group	11,458	98,997
†Entegris	94,750	1,147,423
†Entropic Communications	58,414	238,913
†Exar	31,384	375,039
†FormFactor	29,814	190,511
†GSI Technology	10,249	70,821
†GT Advanced Technologies	92,426	1,575,863
Hittite Microwave	23,475	1,479,864
†Inphi	21,794	350,665
†Integrated Device Technology	98,019	1,198,772
†Integrated Silicon Solution	16,148	251,101
†Intermolecular	9,700	27,160
†International Rectifier	47,408	1,298,979
Intersil Class A	89,395	1,154,983
IXYS	14,122	160,285
†Kopin	38,342	144,933
†Lattice Semiconductor	87,726	687,772
†LTX-Credence	30,141	268,556
†M/A-COM Technology Solutions Holdings	11,007	226,194
†MaxLinear Class A	12,321	116,803
Micrel	28,183	312,268
†Microsemi	65,114	1,629,803
MKS Instruments	36,124	1,079,746
†Monolithic Power Systems	27,453	1,064,353
†MoSys	44,933	203,996
†Nanometrics	16,322	293,306
†NeoPhotonics	10,889	86,350
†NVE.	3,128	178,421
†OmniVision Technologies	40,066	709,168
†PDF Solutions	19,378	352,098
†Peregrine Semiconductor	16,913	102,324
†Pericom Semiconductor	12,762	99,926
†Photronics	47,760	407,393
†PLX Technology	26,828	162,309
†PMC—Sierra	152,700	1,162,047
Power Integrations	21,656	1,424,532
†Rambus	78,486	843,725
†RF Micro Devices	208,353	1,641,822
†Rubicon Technology	19,297	217,863
†Rudolph Technologies	28,138	321,055
†Semtech	49,184	1,246,323
†Sigma Designs	18,584	88,460
†Silicon Image	50,387	347,670
†Spansion Class A	35,078	611,059
†SunEdison	187,024	3,523,532
†SunPower	28,402	916,249
†Supertex	6,373	210,182

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Synaptics	23,952	$1,437,599
Tessera Technologies	36,235	856,233
†TriQuint Semiconductor	115,501	1,546,558
†Ultra Clean Holdings	13,066	171,818
†Ultratech	19,555	570,810
†Veeco Instruments	26,707	1,119,824

		44,880,276

Software–3.81%
†Accelrys	35,329	440,199
†ACI Worldwide	28,817	1,705,678
†Actuate	27,242	163,997
Advent Software	22,121	649,473
American Software Class A	13,961	141,983
†Aspen Technology	65,675	2,781,993
†AVG Technologies	15,296	320,604
†Benefitfocus	3,000	140,910
Blackbaud	31,133	974,463
†Bottomline Technologies	26,371	926,941
†BroadSoft	19,614	524,282
†Callidus Software	30,357	380,070
†CommVault Systems	34,002	2,208,430
†Comverse	16,341	565,072
Digimarc	3,858	121,141
Ebix	20,878	356,387
†Ellie Mae	18,392	530,425
EPIQ Systems	24,159	329,287
†ePlus	2,079	115,925
Fair Isaac	26,139	1,446,009
†FleetMatics Group	13,739	459,570
†Glu Mobile	34,432	163,208
†Guidance Software	9,449	104,506
†Guidewire Software	35,478	1,740,196
†Imperva	13,661	760,918
†Infoblox	39,492	792,210
†Interactive Intelligence Group	11,720	849,700
†Jive Software	25,355	203,094
†Manhattan Associates	54,580	1,911,937
Mentor Graphics	69,390	1,527,968
†MicroStrategy	6,084	702,033
†Mitek Systems	14,200	54,954
†Model N	5,200	52,572
Monotype Imaging Holdings	25,931	781,560
†Netscout Systems	26,056	979,184
Pegasystems	12,651	446,833
†Progress Software	35,300	769,540
†Proofpoint	15,020	556,942
†PROS Holdings	16,237	511,628
†PTC	83,834	2,970,239
QAD Class A	4,773	97,512
†QLIK Technologies	63,280	1,682,615
†Qualys	9,725	247,307

LVIP SSgA Small-Cap Index Fund—19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Software (continued)
†Rally Software Development	4,400	$58,872
†RealPage	35,311	641,248
†Rosetta Stone	7,571	84,947
†Sapiens International	7,590	61,555
†Seachange International	21,379	223,197
†SS&C Technologies Holdings	40,717	1,629,494
†Synchronoss Technologies	19,644	673,593
†Take-Two Interactive Software	57,341	1,257,488
†Tangoe	22,751	422,941
†TeleNav	11,400	67,944
†TiVo	94,999	1,256,837
†Tyler Technologies	23,036	1,927,652
†Ultimate Software Group	19,368	2,653,416
†VASCO Data Security International	16,559	124,855
†Verint Systems	37,070	1,739,695
†VirnetX Holding	29,605	419,799
†Vringo	43,000	149,210

		46,582,238

Specialty Retail–3.20%
†Aeropostale	56,182	282,034
†America’s Car-Mart	6,185	227,113
†ANN	33,332	1,382,611
†Asbury Automotive Group	22,144	1,224,785
†Barnes & Noble	25,872	540,725
bebe stores	22,415	137,180
Big 5 Sporting Goods	14,893	239,033
†Body Central	9,016	9,647
Brown Shoe	30,625	812,787
Buckle	19,008	870,566
†Burlington Stores	9,700	286,344
Cato Class A	19,882	537,609
Children’s Place Retail Stores	17,301	861,763
†Christopher & Banks	23,300	154,013
†Citi Trends	9,176	149,477
†Conn’s	16,502	641,103
Destination Maternity	11,333	310,524
†Destination XL Group	25,722	145,072
†Express	59,875	950,815
Finish Line Class A	34,508	934,822
†Five Below	23,118	982,053
†Francesca’s Holdings	34,662	628,769
†Genesco	16,732	1,247,705
Group 1 Automotive	16,035	1,052,858
Haverty Furniture	15,814	469,676
†hhgregg	10,548	101,366
†Hibbett Sports	18,083	956,229
†Jos. A Bank Clothiers	19,324	1,242,533
†Kate Spade	84,010	3,115,931
†Kirkland’s	7,975	147,458
Lithia Motors Class A	15,137	1,006,005
†Lumber Liquidators Holdings	19,816	1,858,741

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†MarineMax	20,040	$304,408
†Mattress Firm Holding	8,619	412,247
Men’s Wearhouse	35,042	1,716,357
Monro Muffler Brake	23,349	1,328,091
†New York	18,830	82,664
†Office Depot	347,377	1,434,667
†Pacific Sunwear of California	42,000	124,740
Penske Automotive Group	29,330	1,254,151
†Pep Boys-Manny Moe & Jack	38,964	495,622
Pier 1 Imports	66,525	1,255,992
†RadioShack	54,900	116,388
Rent-A-Center	37,610	1,000,426
†Restoration Hardware Holdings	13,167	968,960
†Sears Hometown and Outlet Stores	5,500	130,075
†Select Comfort	39,311	710,743
Shoe Carnival	12,521	288,484
Sonic Automotive Class A	28,331	636,881
Stage Stores	23,195	567,118
Stein Mart	16,546	231,809
†Systemax	5,558	82,870
†Tile Shop Holdings	11,800	182,310
†Tilly’s Class A	5,063	59,237
†Vitamin Shoppe	22,807	1,083,789
†West Marine	9,450	107,447
†Wet Seal Class A	57,477	75,870
Winmark	1,509	114,171
†Zale	20,800	434,928
†Zumiez	17,023	412,638

		39,120,430

Textiles, Apparel & Luxury Goods–1.09%
Barry (R.G.)	5,725	108,088
Columbia Sportswear	9,210	761,207
†Crocs	61,700	962,520
Culp	4,841	95,561
†G-III Apparel Group	11,998	858,817
†Iconix Brand Group	34,351	1,348,964
Jones Group	56,920	852,092
†Madden (Steven)	43,734	1,573,549
Movado Group	11,480	522,914
Oxford Industries	9,776	764,483
†Perry Ellis International	6,314	86,754
†Quiksilver	91,745	689,005
†Skechers U.S.A. Class A	27,013	987,055
†Tumi Holdings	36,046	815,721
†Unifi	8,874	204,723
†Vera Bradley	16,479	444,768
†Vince Holding	7,100	187,156
Wolverine World Wide	73,408	2,095,798

		13,359,175

LVIP SSgA Small-Cap Index Fund—20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance–1.61%
Astoria Financial	61,653	$852,044
Banc of California	13,838	169,792
Bank Mutual	28,925	183,385
BankFinancial	13,649	136,217
†BBX Capital Class A	3,000	58,350
†Beneficial Mutual Bancorp	17,708	233,568
Berkshire Hills Bancorp	17,865	462,346
†BofI Holding	8,840	758,030
Brookline Bancorp	53,419	503,207
Capitol Federal Financial	105,000	1,317,750
Charter Financial	14,593	157,750
Clifton Savings Bancorp	5,885	68,972
Dime Community Bancshares	24,751	420,272
ESB Financial	7,738	101,136
ESSA Bancorp	4,434	48,198
EverBank Financial	59,665	1,177,190
Federal Agricultural Mortgage Class C	5,974	198,635
First Defiance Financial	6,143	166,598
†First Federal Bancshares of Arkansas	1,978	18,138
First Financial Northwest	8,909	90,426
†Flagstar Bancorp	12,700	282,194
Fox Chase Bancorp	5,923	99,803
†Franklin Financial	7,947	155,443
Hingham Institution for Savings	665	52,203
†Home Bancorp	3,845	80,707
Home Federal Bancorp	7,884	122,675
Home Loan Servicing Solutions	48,426	1,046,002
HomeStreet	8,329	162,832
†Kearny Financial	9,068	134,025
†Meridian Interstate Bancorp	5,781	147,820
Meta Financial Group	3,500	156,975
†MGIC Investment	234,350	1,996,662
NASB Financial	2,312	58,262
Northfield Bancorp	37,256	479,112
Northwest Bancshares	69,566	1,015,664
OceanFirst Financial	7,880	139,397
Oritani Financial	32,711	517,161
†PennyMac Financial Services Class A	8,200	136,448
Provident Financial Holdings	5,339	82,327
Provident Financial Services	42,431	779,457
Radian Group	125,154	1,881,065
Rockville Financial	17,298	235,080
Territorial Bancorp	6,742	145,627
†Tree.com	3,305	102,587
Trustco Bank	69,703	490,709
†United Community Financial	25,400	99,568
United Financial Bancorp	13,180	242,380
ViewPoint Financial Group	30,227	872,049
†Walker & Dunlop	13,463	220,120
†Waterstone Financial	4,464	46,381
Westfield Financial	14,548	108,383

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
WSFS Financial	6,297	$449,795

		19,660,917

Tobacco–0.16%
†Alliance One International	48,310	141,065
Universal	16,042	896,587
Vector Group	44,692	962,666

		2,000,318

Trading Companies & Distributors–0.94%
Aceto	22,057	443,125
Aircastle	47,644	923,341
Applied Industrial Technologies	31,330	1,511,359
†Beacon Roofing Supply	35,690	1,379,775
†BlueLinx Holdings	18,228	23,696
†CAI International	13,507	333,218
†DXP Enterprises	6,912	656,156
†H&E Equipment Services	20,481	828,456
Houston Wire & Cable	11,627	152,662
Kaman Class A	18,652	758,763
†Rush Enterprises Class A	23,519	763,897
†TAL International Group	23,386	1,002,558
Textainer Group Holdings	16,720	639,874
†Titan Machinery	14,270	223,611
Watsco	17,873	1,785,691

		11,426,182

Transportation Infrastructure–0.06%
†Wesco Aircraft Holdings	32,120	706,961

		706,961

Water Utilities–0.22%
American States Water	26,354	850,971
Artesian Resources Class A	4,044	90,828
California Water Service Group	33,042	791,025
Connecticut Water Service	6,325	216,125
Consolidated Water	9,420	124,156
Middlesex Water	9,031	197,056
SJW	10,915	322,647
York Water	7,303	148,981

		2,741,789

Wireless Telecommunication Services–0.10%
†Boingo Wireless	8,797	59,644
†=Leap Wireless International	38,182	96,219
†NII Holdings	110,200	131,138
NTELOS Holdings	8,357	112,819
Shenandoah Telecommunications	18,425	594,943

LVIP SSgA Small-Cap Index Fund—21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
USA Mobility	12,677	$230,341

		1,225,104

Total Common Stock (Cost $863,385,651)		1,192,303,075

CLOSED-END FUND–0.01%
Firsthand Technology Value Fund	4,732	101,028

Total Closed-End Fund (Cost $89,858)		101,028

RIGHTS–0.00%
†=Central European Media Enterprises	784	0
†Cubist Pharmaceuticals	27,386	17,801
†=Forest Laboratories	3,000	0
†=Trius Therapeutics	28,563	0

Total Rights (Cost $58,880)		17,801

WARRANTS–0.00%
†=Greenhunter Energy, excercise price $27.50, expiration date 12/31/15	90	0
†=Magnum Hunter Resources, excercise price $8.50, expiration date 4/15/16	11,015	0

	Number of	Value
	Shares	(U.S. $)
WARRANTS (continued)
†Tejon Ranch, excercise price $40.00, expiration date 8/31/16	1,546	$5,643

Total Warrants (Cost $9,275)		5,643

MONEY MARKET FUND–2.31%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares	28,171,053	28,171,053

Total Money Market Fund (Cost $28,171,053)		28,171,053

	Principal Amount°
SHORT-TERM INVESTMENTS–0.14%
≠¥U.S. Treasury Obligations–0.14%
U.S. Treasury Bill
0.02% 4/17/14	1,000,000	999,990
0.04% 5/22/14	760,000	759,983

		1,759,973

Total Short-Term Investments (Cost $1,759,949)		1,759,973

TOTAL VALUE OF SECURITIES–100.05% (Cost $893,474,666)	1,222,358,573
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(639,634)

NET ASSETS APPLICABLE TO 45,252,427 SHARES OUTSTANDING–100.00%	$1,221,718,939

†	Non-income producing for the period.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $287,714, which represents 0.02% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Small-Cap Index Fund—22

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

The following futures contract was outstanding at March 31, 2014:

Futures Contract

Contract to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
263	E-mini Russell 2000 Index	$31,074,000	$30,784,150	6/23/14	$(289,850)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,192,206,856	$—	$96,219	1,192,303,075
Closed-End Fund	101,028	—	—	101,028
Rights	17,801	—	—	17,801
Warrants	5,643	—	—	5,643
Money Market Fund	28,171,053	—	—	28,171,053
Short-Term Investments	—	1,759,973	—	1,759,973

Total	$1,220,502,381	$1,759,973	$96,219	$1,222,358,573

Futures Contract	$(289,850)	$—	$—	$(289,850)

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Small-Cap Index Fund—23

LVIP SSgA Small-Cap RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–91.61%
Equity Fund–91.61%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Small-Cap Index Fund	1,682,367	$45,425,593

Total Affiliated Investment Company (Cost $42,883,558)		45,425,593

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–7.12%
Money Market Fund–7.12%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares	3,529,249	$3,529,250

Total Unaffiliated Investment Company (Cost $3,529,249)		3,529,250

TOTAL VALUE OF SECURITIES–98.73% (Cost $46,412,807)	48,954,843
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.27%	628,004

NET ASSETS APPLICABLE TO 4,281,331 SHARES OUTSTANDING–100.00%	$49,582,847

*	Standard Class shares.
ê	Includes $591,600 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contract was outstanding at March 31, 2014:

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(116) E-mini Russell 2000 Index	$(13,564,779)	$(13,577,800)	6/23/14	$(13,021)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Investment Companies	$48,954,843

Futures Contract	$(13,021)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Small-Cap RPM Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.73%
Aerospace & Defense–4.60%
Boeing	43,700	$5,483,913
Precision Castparts	32,200	8,138,872
United Technologies	31,800	3,715,512

		17,338,297

Air Freight & Logistics–0.69%
FedEx	19,500	2,584,920

		2,584,920

Airlines–1.68%
†American Airlines Group	81,300	2,975,580
Delta Air Lines	41,800	1,448,370
†United Continental Holdings	42,400	1,892,312

		6,316,262

Auto Components–0.75%
Delphi Automotive	41,500	2,816,190

		2,816,190

Automobiles–0.93%
Harley-Davidson	21,100	1,405,471
†Tesla Motors	10,000	2,084,500

		3,489,971

Beverages–1.04%
PepsiCo	46,800	3,907,800

		3,907,800

Biotechnology–8.03%
†Alexion Pharmaceuticals	21,500	3,270,795
†Biogen Idec	25,700	7,860,859
†Celgene	21,800	3,043,280
†Gilead Sciences	143,100	10,140,066
†Incyte	23,200	1,241,664
†Pharmacyclics	12,500	1,252,750
†Regeneron Pharmaceuticals	5,600	1,681,568
†Vertex Pharmaceuticals	24,700	1,746,784

		30,237,766

Capital Markets–1.97%
BlackRock	6,200	1,949,776
Invesco	46,500	1,720,500
State Street	24,200	1,683,110
TD AmeriTrade Holding	60,900	2,067,555

		7,420,941

Chemicals–3.39%
Ecolab	39,500	4,265,605
FMC	16,200	1,240,272
Praxair	22,600	2,959,922
Sherwin-Williams	21,900	4,317,147

		12,782,946

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.58%
Tyco International	51,200	$2,170,880

		2,170,880

Communications Equipment–0.96%
†Juniper Networks	66,200	1,705,312
QUALCOMM	24,000	1,892,640

		3,597,952

Computers & Peripherals–1.87%
Apple	12,400	6,655,576
†Stratasys	3,700	392,533

		7,048,109

Construction Materials–0.34%
Martin Marietta Materials	10,000	1,283,500

		1,283,500

Consumer Finance–0.97%
American Express	40,600	3,655,218

		3,655,218

Diversified Financial Services–0.33%
IntercontinentalExchange Group	6,300	1,246,329

		1,246,329

Electrical Equipment–0.96%
Roper Industries	27,000	3,604,770

		3,604,770

Food & Staples Retailing–2.27%
Costco Wholesale	19,300	2,155,424
CVS Caremark	55,000	4,117,300
Whole Foods Market	45,000	2,281,950

		8,554,674

Food Products–0.30%
Nestle	15,059	1,133,550

		1,133,550

Health Care Equipment & Supplies–0.80%
†IDEXX Laboratories	16,200	1,966,680
Stryker	12,900	1,050,963

		3,017,643

Health Care Providers & Services–2.70%
Humana	3,900	439,608
McKesson	40,000	7,062,800
UnitedHealth Group	32,700	2,681,073

		10,183,481

Hotels, Restaurants & Leisure–6.69%
Carnival	36,065	1,377,894
†Chipotle Mexican Grill	6,600	3,749,130
Las Vegas Sands	58,700	4,741,786

LVIP T. Rowe Price Growth Stock Fund—1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International Class A	20,951	$1,173,675
†MGM Resorts International	118,400	3,061,824
Starbucks	73,400	5,386,092
Starwood Hotels & Resorts Worldwide	28,000	2,228,800
Wynn Macau	403,200	1,678,204
Wynn Resorts	8,000	1,777,200

		25,174,605

Household Durables–0.73%
D.R.Horton	62,300	1,348,795
Lennar Class A	35,700	1,414,434

		2,763,229

Household Products–0.33%
Procter & Gamble	15,200	1,225,120

		1,225,120

Industrial Conglomerates–2.42%
Danaher	109,440	8,208,000
Flowserve	11,700	916,578

		9,124,578

Internet & Catalog Retail–9.22%
†Amazon.com	51,700	17,398,084
†Ctrip.com International ADR	48,900	2,465,538
†NetFlix	8,700	3,062,661
†priceline Group	9,900	11,799,711

		34,725,994

Internet Software & Services–12.90%
†Akamai Technologies	22,900	1,333,009
†Baidu ADR	23,600	3,596,168
†eBay	42,700	2,358,748
†Facebook Class A	71,700	4,319,208
†Google Class A	20,900	23,293,259
†LinkedIn Class A	14,700	2,718,618
NAVER	2,759	2,015,069
SoftBank	45,500	3,438,522
Tencent Holdings	19,000	1,326,212
Twenty-First Century Fox Class A	71,100	2,273,067
@=Twitter Private Placement Common Stock	43,066	1,909,396

		48,581,276

IT Services–6.82%
†Alliance Data Systems	5,300	1,443,985
†Cognizant Technology Solutions Class A	62,800	3,178,308
†Fiserv	25,400	1,439,926
MasterCard Class A	123,100	9,195,570
Visa Class A	48,200	10,404,452

		25,662,241

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–0.49%
Wabtec	23,600	$1,829,000

		1,829,000

Media–1.26%
†Charter Communications Class A	8,000	985,600
†Discovery Communications Class C	17,200	1,325,432
Disney (Walt)	30,200	2,418,114

		4,729,146

Multiline Retail–0.24%
†Dollar Tree	17,400	907,932

		907,932

Oil, Gas & Consumable Fuels–2.97%
†Concho Resources	16,000	1,960,000
EQT	19,200	1,861,824
Pioneer Natural Resources	23,100	4,322,934
Range Resources	36,400	3,020,108

		11,164,866

Pharmaceuticals–1.01%
†Valeant Pharmaceuticals International	28,800	3,796,704

		3,796,704

Real Estate Investment Trusts–1.92%
American Tower	88,300	7,229,121

		7,229,121

Road & Rail–1.78%
Hunt (J.B.) Transport Services	13,000	934,960
Kansas City Southern	36,800	3,755,808
Union Pacific	10,700	2,007,962

		6,698,730

Semiconductors & Semiconductor Equipment–0.76%
ASML Holding	30,600	2,856,816

		2,856,816

Software–3.62%
†Concur Technologies	10,300	1,020,421
†NetSuite	11,300	1,071,579
†Red Hat	32,600	1,727,148
†salesforce.com	84,100	4,801,269
†ServiceNow	29,300	1,755,656
†VMware Class A	17,600	1,901,152
†Workday Class A	14,800	1,353,164

		13,630,389

Specialty Retail–5.61%
†AutoZone	7,700	4,135,670
†CarMax	65,400	3,060,720
Home Depot	52,200	4,130,586
Lowe’s	99,400	4,860,660
Ross Stores	26,000	1,860,300

LVIP T. Rowe Price Growth Stock Fund—2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Tractor Supply	43,600	$3,079,468

		21,127,404

Textiles, Apparel & Luxury Goods–1.50%
Hanesbrands	6,700	512,416
NIKE Class B	26,400	1,949,904
Prada	64,100	501,938
†Under Armour Class A	23,400	2,682,576

		5,646,834

Trading Companies & Distributors–0.72%
Fastenal	36,800	1,814,976
Grainger (W.W.)	3,600	909,576

		2,724,552

Wireless Telecommunication Services–2.58%
Crown Castle International	111,300	8,211,714
†SBA Communications Class A	16,500	1,500,840

		9,712,554

Total Common Stock (Cost $222,598,459)		371,702,290

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–0.00%
†@=Livingsocial Series F	14,245	$8,974

Total Preferred Stock (Cost $109,544)		8,974

MONEY MARKET FUND–1.69%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares	6,376,482	6,376,482

Total Money Market Fund (Cost $6,376,482)		6,376,482

TOTAL VALUE OF SECURITIES–100.42% (Cost $229,084,485)	378,087,746
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.42%)	(1,598,199)

NET ASSETS APPLICABLE TO 13,380,361 SHARES OUTSTANDING–100.00%	$376,489,547

†	Non-income producing for the period.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $1,918,370, which represents 0.51% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $1,918,370, which represents 0.51% of the Fund’s net assets.

LVIP T. Rowe Price Growth Stock Fund—3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	GBP	(17,826)	USD	29,629	4/1/14	$(91)
BNYM	GBP	(10,401)	USD	17,303	4/2/14	(36)
BNYM	GBP	(46,358)	USD	77,286	4/3/14	0
BNYM	HKD	(128,071)	USD	16,508	4/1/14	(4)
BNYM	HKD	(72,761)	USD	9,379	4/2/14	(2)
BNYM	JPY	4,671,792	USD	(45,296)	4/3/14	(30)
BNYM	KRW	(33,868,692)	USD	31,892	4/2/14	90

						$(73)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

KRW–South Korean Won

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$358,321,505	$13,380,785	$—	$371,702,290
Preferred Stock	—	—	8,974	8,974
Money Market Fund	6,376,482	—	—	6,376,482

Total	$364,697,987	$13,380,785	$8,974	$378,087,746

Foreign Currency Exchange Contracts	$—	$(73)	$—	$(73)

As a result of international fair value pricing at March 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP T. Rowe Price Growth Stock Fund—4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.67%
Aerospace & Defense–0.87%
†DigitalGlobe	32,700	$948,627
Textron	28,900	1,135,481
TransDigm Group	12,200	2,259,440

		4,343,548

Air Freight & Logistics–0.48%
Expeditors International of
Washington	41,500	1,644,645
Robinson (C.H.) Worldwide	14,100	738,699

		2,383,344

Airlines–2.41%
Alaska Air Group	21,800	2,034,158
Copa Holdings Class A	25,100	3,644,269
Southwest Airlines	138,300	3,265,263
†Spirit Airlines	26,800	1,591,920
†United Continental Holdings	32,300	1,441,549

		11,977,159

Auto Components–1.55%
Delphi Automotive	60,800	4,125,888
Gentex	34,500	1,087,785
†TRW Automotive Holdings	30,700	2,505,734

		7,719,407

Beverages–0.96%
Brown-Forman Class B	30,262	2,714,199
Dr Pepper Snapple Group	19,800	1,078,308
Keurig Green Mountain	9,400	992,546

		4,785,053

Biotechnology–5.47%
†ACADIA Pharmaceuticals	37,200	905,076
†Aegerion Pharmaceuticals	14,400	664,128
†Alexion Pharmaceuticals	23,000	3,498,990
†Alkermes	43,400	1,913,506
†Alnylam Pharmaceuticals	19,800	1,329,372
†BioMarin Pharmaceutical	29,200	1,991,732
†Incyte	65,900	3,526,968
†Intercept Pharmaceuticals	3,000	989,370
†InterMune	30,600	1,024,182
†Myriad Genetics	28,300	967,577
†NPS Pharmaceuticals	30,500	912,865
†Pharmacyclics	18,600	1,864,092
†Puma Biotechnology	9,200	958,088
†Quintiles Transnational Holdings	22,300	1,132,171
†Regeneron Pharmaceuticals	3,400	1,020,952
†Seattle Genetics	23,600	1,075,216
†United Therapeutics	9,000	846,270
†Vertex Pharmaceuticals	36,000	2,545,920

		27,166,475

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.44%
Fortune Brands Home & Security	51,700	$2,175,536

		2,175,536

Capital Markets–2.44%
Artisan Partners Asset Management	24,300	1,561,275
†E Trade Financial	112,300	2,585,146
Invesco	28,300	1,047,100
Lazard Class A	51,500	2,425,135
LPL Financial Holdings	22,900	1,203,166
Northern Trust	12,600	826,056
TD AmeriTrade Holding	73,000	2,478,350

		12,126,228

Chemicals–3.82%
Air Products & Chemicals	8,200	976,128
Airgas	18,100	1,927,831
Celanese Class A	46,100	2,559,011
CF Industries Holdings	4,400	1,146,816
FMC	23,500	1,799,160
Rockwood Holdings	38,600	2,871,840
RPM International	30,400	1,271,936
Sherwin-Williams	18,800	3,706,044
Sigma-Aldrich	9,400	877,772
Sociedad Quimica y Minera de Chile
ADR	26,300	834,762
Valspar	13,800	995,256

		18,966,556

Commercial Banks–0.45%
BankUnited	30,600	1,063,962
†SVB Financial Group	9,200	1,184,776

		2,248,738

Commercial Services & Supplies–0.72%
†Copart	24,100	876,999
Ritchie Bros Auctioneers	36,500	880,745
†Stericycle	7,200	818,064
Waste Connections	22,250	975,885

		3,551,693

Communications Equipment–0.81%
†F5 Networks	14,800	1,578,124
†JDS Uniphase	66,300	928,200
Motorola Solutions	23,900	1,536,531

		4,042,855

Computers & Peripherals–0.93%
†3D Systems	12,500	739,375
†Akamai Technologies	39,100	2,276,011
SanDisk	19,800	1,607,562

		4,622,948

Construction & Engineering–0.43%
†Jacobs Engineering Group	17,200	1,092,200

LVIP T. Rowe Price Structured Mid-Cap Growth Fund––1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Quanta Services	28,100	$1,036,890

		2,129,090

Construction Materials–0.40%
Vulcan Materials	29,800	1,980,210

		1,980,210

Containers & Packaging–0.69%
Ball	62,400	3,420,144

		3,420,144

Diversified Consumer Services–0.17%
Sotheby’s	19,600	853,580

		853,580

Diversified Financial Services–2.26%
CBOE Holdings	49,700	2,813,020
IntercontinentalExchange Group	12,200	2,413,526
McGraw-Hill Financial	35,400	2,701,020
Moody’s	31,800	2,522,376
†MSCI Class A	17,500	752,850

		11,202,792

Electrical Equipment–2.63%
AMETEK	36,125	1,860,076
Babcock & Wilcox	46,000	1,527,200
Hubbell Class B	15,900	1,905,933
Roper Industries	25,200	3,364,452
†Sensata Technologies Holding	103,000	4,391,920

		13,049,581

Electronic Equipment, Instruments & Components–2.39%
Agilent Technologies	46,300	2,589,096
Amphenol Class A	27,500	2,520,375
FEI	16,100	1,658,622
†IPG Photonics	22,900	1,627,732
National Instruments	34,475	989,088
†Trimble Navigation	64,600	2,511,002

		11,895,915

Energy Equipment & Services–1.23%
†Cameron International	14,600	901,842
Core Laboratories	8,300	1,647,052
†FMC Technologies	16,000	836,640
Frank’s International	43,000	1,065,540
Oceaneering International	23,100	1,659,966

		6,111,040

Food & Staples Retailing–1.61%
†Fresh Market	24,700	829,920
†Rite Aid	374,200	2,346,234
†Sprouts Farmers Market	47,800	1,722,234
Whole Foods Market	61,000	3,093,310

		7,991,698

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Food Products–2.02%
Flowers Foods	111,150	$2,384,168
Hershey	19,500	2,035,800
McCormick	37,900	2,718,946
Mead Johnson Nutrition	20,600	1,712,684
Smucker (J.M.)	11,900	1,157,156

		10,008,754

Health Care Equipment & Supplies–1.85%
DENTSPLY International	25,100	1,155,604
†IDEXX Laboratories	16,600	2,015,240
†Intuitive Surgical	4,800	2,102,352
†Sirona Dental Systems	22,300	1,665,141
Teleflex	12,400	1,329,776
†Thoratec	25,100	898,831

		9,166,944

Health Care Providers & Services–3.02%
†Catamaran	31,990	1,431,872
Cigna	11,200	937,776
†DaVita HealthCare Partners	30,800	2,120,580
†Envision Healthcare Holdings	35,800	1,211,114
†Henry Schein	18,300	2,184,471
Humana	19,800	2,231,856
†Mednax	29,300	1,816,014
†Team Health Holdings	21,700	971,075
Universal Health Services Class B	15,900	1,304,913
†WellCare Health Plans	12,800	813,056

		15,022,727

Health Care Technology–0.87%
†athenahealth	6,100	977,464
†Cerner	31,200	1,755,000
†HMS Holdings	31,900	607,695
†Medidata Solutions	18,400	999,856

		4,340,015

Hotels, Restaurants & Leisure–6.01%
†Bloomin’ Brands	101,800	2,453,380
Brinker International	33,000	1,730,850
†Chipotle Mexican Grill	5,800	3,294,690
Choice Hotels International	39,000	1,794,000
Extended Stay America	17,100	389,367
Marriott International Class A	46,357	2,596,919
†MGM Resorts International	113,400	2,932,524
†Norwegian Cruise Line Holdings	8,400	271,068
†Panera Bread Class A	12,200	2,152,934
Papa John’s International	36,100	1,881,171
Royal Caribbean Cruises	22,200	1,211,232
Starwood Hotels & Resorts Worldwide	37,200	2,961,120
Tim Hortons	39,600	2,190,276
Wynn Resorts	18,000	3,998,700

		29,858,231

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.45%
†Taylor Morrison Home Class A	28,700	$674,450
†Toll Brothers	43,900	1,576,010

		2,250,460

Household Products–0.72%
Church & Dwight	37,300	2,576,311
Clorox	11,600	1,020,916

		3,597,227

Independent Power Producers & Energy Traders–0.24%
†Calpine	56,000	1,170,960

		1,170,960

Insurance–1.33%
Brown & Brown	55,200	1,697,952
Fidelity National Financial Class A	56,600	1,779,504
HCC Insurance Holdings	18,000	818,820
Progressive	63,000	1,525,860
Willis Group Holdings	18,000	794,340

		6,616,476

Internet & Catalog Retail–1.49%
†Coupons.Com	5,800	142,970
†Groupon	124,532	976,331
†Liberty Interactive Class A	56,600	1,634,042
†NetFlix	8,500	2,992,255
†TripAdvisor	14,400	1,304,496
†zulily Class A	6,900	346,311

		7,396,405

Internet Software & Services–2.22%
†Cornerstone OnDemand	19,000	909,530
†CoStar Group	11,300	2,110,162
@=Coupon.Com Private Placement	51,764	1,212,193
†@=Dropbox	7,607	145,303
†Equinix	8,100	1,497,204
†LinkedIn Class A	18,400	3,402,896
†Rackspace Hosting	29,600	971,472
†SINA	12,600	761,166

		11,009,926

IT Services–2.31%
†Alliance Data Systems	9,600	2,615,520
†CoreLogic	67,100	2,015,684
†Gartner	43,800	3,041,472
†Genpact	37,200	648,024
Paychex	18,800	800,880
†Vantiv Class A	78,300	2,366,226

		11,487,806

Leisure Equipment & Products–0.63%
Mattel	77,800	3,120,558

		3,120,558

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.09%
†Bruker	47,400	$1,080,246
†Covance	10,400	1,080,560
†Mettler-Toledo International	10,100	2,380,368
†Waters	7,900	856,439

		5,397,613

Machinery–5.05%
CLARCOR	14,200	814,370
Donaldson	47,400	2,009,760
Flowserve	35,900	2,812,406
Graco	25,200	1,883,448
IDEX	14,125	1,029,571
Nordson	13,800	972,762
PACCAR	14,300	964,392
Pall	25,800	2,308,326
†Rexnord	59,200	1,715,616
Snap-on	13,900	1,577,372
Terex	23,800	1,054,340
Valmont Industries	13,300	1,979,572
†WABCO Holdings	15,000	1,583,400
Wabtec	28,700	2,224,250
Xylem	59,900	2,181,558

		25,111,143

Media–2.08%
†Charter Communications Class A	17,100	2,106,720
†Discovery Communications Class C	55,500	4,276,830
Interpublic Group	88,100	1,510,034
Omnicom Group	22,500	1,633,500
†Pandora Media	26,100	791,352

		10,318,436

Metals & Mining–0.73%
Carpenter Technology	16,800	1,109,472
Compass Minerals International	12,600	1,039,752
Eldorado Gold	97,700	545,166
†Stillwater Mining	63,700	943,397

		3,637,787

Multiline Retail–1.23%
†Dollar General	49,400	2,740,712
†Dollar Tree	65,000	3,391,700

		6,132,412

Multi-Utilities–0.20%
NiSource	28,300	1,005,499

		1,005,499

Oil, Gas & Consumable Fuels–4.51%
†Antero Resources	13,600	851,360
Cabot Oil & Gas	72,700	2,463,076
Cimarex Energy	10,400	1,238,744
†Concho Resources	17,300	2,119,250
†Continental Resources	8,000	994,160

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Diamondback Energy	24,700	$1,662,557
Energy XXI Bermuda	30,500	718,885
EQT	20,200	1,958,794
Pioneer Natural Resources	21,100	3,948,654
Range Resources	38,700	3,210,939
SM Energy	14,500	1,033,705
Tesoro	43,800	2,215,842

		22,415,966

Pharmaceuticals–2.32%
†Actavis	15,800	3,252,430
AmerisourceBergen	51,600	3,384,444
†Hospira	21,700	938,525
†Jazz Pharmaceuticals	9,100	1,261,988
Questcor Pharmaceuticals	13,300	863,569
Zoetis	63,300	1,831,902

		11,532,858

Professional Services–2.23%
Corporate Executive Board	13,700	1,016,951
†IHS Class A	21,400	2,600,100
ManpowerGroup	23,900	1,884,037
Nielsen Holdings	33,500	1,495,105
Robert Half International	34,200	1,434,690
†Verisk Analytics Class A	44,400	2,662,224

		11,093,107

Real Estate Investment Trusts–0.23%
Federal Realty Investment Trust	9,800	1,124,256

		1,124,256

Real Estate Management & Development–0.59%
†Forest City Enterprises Class A	53,400	1,019,940
Jones Lang LaSalle	16,100	1,907,850

		2,927,790

Road & Rail–1.60%
†Genesee & Wyoming	10,300	1,002,396
†Hertz Global Holdings	31,900	849,816
Hunt (J.B.) Transport Services	24,600	1,769,232
Kansas City Southern	33,100	3,378,186
Landstar System	16,100	953,442

		7,953,072

Semiconductors & Semiconductor Equipment–3.18%
Altera	91,900	3,330,456
Analog Devices	18,300	972,462
ARM Holdings ADR	50,800	2,589,276
KLA-Tencor	13,700	947,218
Linear Technology	47,200	2,298,168
Microchip Technology	28,600	1,365,936
†Skyworks Solutions	42,000	1,575,840

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	50,400	$2,735,208

		15,814,564

Software–5.32%
†ANSYS	20,100	1,548,102
†Autodesk	22,800	1,121,304
†Check Point Software Technologies	15,500	1,048,265
†Citrix Systems	24,700	1,418,521
†CommVault Systems	26,500	1,721,175
†Concur Technologies	25,300	2,506,471
FactSet Research Systems	7,750	835,528
†Guidewire Software	24,600	1,206,630
†Informatica	22,000	831,160
Intuit	35,100	2,728,323
†NetSuite	11,100	1,052,613
†Red Hat	57,500	3,046,350
†ServiceNow	45,900	2,750,328
Solera Holdings	14,000	886,760
†Veeva Systems Class A	56,300	1,503,210
†Workday Class A	24,105	2,203,920

		26,408,660

Specialty Retail–7.44%
†AutoZone	7,900	4,243,090
†CarMax	93,200	4,361,760
Dick’s Sporting Goods	26,100	1,425,321
DSW Class A	27,000	968,220
†Kate Spade	52,800	1,958,352
L Brands	53,800	3,054,226
†Lumber Liquidators Holdings	8,300	778,540
†O’Reilly Automotive	24,500	3,635,555
PETsMART	22,600	1,556,914
†Restoration Hardware Holdings	23,100	1,699,929
Ross Stores	58,700	4,199,985
Tiffany & Co.	31,200	2,687,880
Tractor Supply	48,400	3,418,492
†Ulta Salon Cosmetics & Fragrance	7,300	711,604
†Urban Outfitters	17,300	630,931
Williams-Sonoma	24,600	1,639,344

		36,970,143

Textiles, Apparel & Luxury Goods–2.11%
Coach	55,600	2,761,096
†Fossil Group	15,400	1,795,794
Hanesbrands	49,700	3,801,056
†lululemon athletica	21,500	1,130,685
Wolverine World Wide	35,600	1,016,380

		10,505,011

Tobacco–0.53%
Lorillard	49,000	2,649,920

		2,649,920

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.94%
Fastenal	40,300	$1,987,596
Grainger (W.W.)	10,700	2,703,462

		4,691,058

Wireless Telecommunication Services–1.97%
Crown Castle International	66,700	4,921,126
†SBA Communications Class A	53,500	4,866,360

		9,787,486

Total Common Stock (Cost $317,013,036)		495,266,860

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.22%
†@=Dropbox Series A	9,449	$180,487
†@=Dropbox Series A-1	46,402	886,334

Total Preferred Stock (Cost $505,401)		1,066,821

MONEY MARKET FUND–0.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,734,576	2,734,576

Total Money Market Fund (Cost $2,734,576)		2,734,576

TOTAL VALUE OF SECURITIES–100.44% (Cost $320,253,013)	499,068,257
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.44%)	(2,170,241)

NET ASSETS APPLICABLE TO 23,375,241 SHARES OUTSTANDING–100.00%	$496,898,016

†	Non-income producing for the period.
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $2,424,317 which represented 0.49% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $2,424,317, which represents 0.49% of the Fund’s net assets.

ADR–American Depositary Receipt

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock.	$493,909,364	$1,212,193	$145,303	$495,266,860
Money Market Fund	2,734,576	—	—	2,734,576
Preferred Stock	—	—	1,066,821	1,066,821

Total	$496,643,940	$1,212,193	$1,212,124	$499,068,257

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—5

LVIP Templeton Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–88.84%
Brazil–0.18%
Petroleo Brasileiro ADR	77,178	$1,070,459

		1,070,459

Canada–0.68%
Talisman Energy	415,760	4,144,999

		4,144,999

France–9.17%
AXA	202,336	5,256,437
BNP Paribas	121,370	9,357,526
Cie de Saint-Gobain	105,650	6,378,536
†Credit Agricole	280,420	4,419,489
Michelin Class B	47,760	5,970,712
Sanofi	77,926	8,143,202
Technip	28,810	2,969,872
Total	106,820	7,031,383
Vivendi	220,187	6,128,432

		55,655,589

Germany–4.79%
†Deutsche Lufthansa	194,950	5,111,487
HeidelbergCement	50,290	4,310,428
Infineon Technologies ADR	411,748	4,922,859
Merck	24,880	4,189,948
†Metro	111,350	4,542,117
Muenchener Rueckversicherungs	11,130	2,432,097
Siemens ADR	26,350	3,561,203

		29,070,139

■Hong Kong–3.35%
AIA Group	839,800	3,994,240
China Life Insurance	1,392,000	3,936,092
China Shenhua Energy	1,105,000	3,199,566
China Telecom	11,354,000	5,239,525
Noble Group	4,221,600	3,990,784

		20,360,207

Ireland–1.85%
CRH	227,699	6,371,333
Shire	97,580	4,830,871

		11,202,204

Israel–1.32%
Teva Pharmaceutical Industries ADR	151,122	7,985,286

		7,985,286

Italy–3.26%
ENI	286,179	7,176,337
Intesa Sanpaolo	1,405,878	4,770,420
UniCredit	857,137	7,835,122

		19,781,879

Japan–4.43%
ITOCHU	205,980	2,410,171

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Konica Minolta Holdings	226,000	$2,114,476
Nikon	216,300	3,484,820
Nissan Motor	686,000	6,114,838
Suntory Beverage & Food	156,500	5,392,177
Toyota Motor ADR	44,607	5,036,130
Trend Micro	76,110	2,351,638

		26,904,250

Netherlands–5.03%
Akzo Nobel	85,650	6,985,649
Fugro	32,790	2,014,720
†ING Groep	502,212	7,142,303
Koninklijke Philips Electronics	48,370	1,701,616
Reed Elsevier	104,023	2,250,699
Royal Dutch Shell Class A	940	34,347
Royal Dutch Shell Class B	67,130	2,620,861
†SBM Offshore	42,991	782,311
TNT Express	714,790	7,012,816

		30,545,322

Norway–1.19%
Statoil	104,500	2,948,537
Telenor	193,090	4,273,771

		7,222,308

Portugal–0.94%
Galp Energia	329,170	5,682,050

		5,682,050

Republic of Korea–3.24%
Hyundai Mobis	12,086	3,584,386
KB Financial Group	35,093	1,230,790
POSCO ADR	83,745	5,812,740
Samsung Electronics	7,172	9,062,819

		19,690,735

Russia–0.47%
MMC Norilsk Nickel OJSC ADR	171,593	2,859,252

		2,859,252

Singapore–1.06%
DBS Group Holdings	267,105	3,441,118
Singapore Telecommunications	1,029,860	2,993,273

		6,434,391

Spain–1.45%
Repsol	69,964	1,786,839
Telefonica	440,654	6,982,931

		8,769,770

Sweden–0.46%
Getinge Class B	99,810	2,817,992

		2,817,992

LVIP Templeton Growth RPM Fund–1

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Switzerland–5.31%
†ABB	200,440	$5,177,856
ACE	16,150	1,599,819
†Credit Suisse Group	206,094	6,671,245
†Foster Wheeler	164,030	5,317,853
Novartis	27,010	2,293,493
Roche Holding	26,280	7,904,519
†Swiss Re	35,030	3,251,464

		32,216,249

Taiwan–0.32%
Taiwan Semiconductor Manufacturing ADR	97,374	1,949,427

		1,949,427

United Kingdom–9.64%
Aviva	958,600	7,648,601
BAE Systems	296,080	2,056,930
BP ADR	93,448	4,494,849
G4S	615,760	2,484,587
GlaxoSmithKline	299,320	7,981,706
HSBC Holdings	633,250	6,425,361
Kingfisher	442,328	3,110,005
†Lloyds Banking Group	4,341,190	5,431,076
Marks & Spencer Group	536,420	4,038,246
Rexam	408,919	3,323,034
Serco Group	299,070	2,099,146
Tesco	1,176,760	5,804,095
Vodafone Group ADR	97,455	3,587,329

		58,484,965

United States–30.70%
†Actavis	27,070	5,572,359
Allegheny Technologies	180,520	6,801,994
American Express	44,400	3,997,332
Amgen	66,700	8,226,778
Applied Materials	253,710	5,180,758
Baker Hughes	111,510	7,250,380
Bank of New York Mellon	81,040	2,859,902
Chesapeake Energy	83,940	2,150,543
Chevron	23,190	2,757,523
Cisco Systems	268,460	6,016,189
Citigroup	156,390	7,444,164

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Comcast Special Class A	95,535	$4,658,287
CVS Caremark	77,900	5,831,594
FedEx	10,020	1,328,251
†Forest Laboratories	115,580	10,664,567
†Gilead Sciences	67,990	4,817,771
ING US	173,520	6,293,570
†Isis Pharmaceuticals	37,250	1,609,573
JPMorgan Chase	144,220	8,755,596
Leidos Holdings	45,655	1,614,817
Macy’s	120,340	7,134,959
Medtronic	91,920	5,656,757
Merck	96,800	5,495,336
Microsoft	282,580	11,582,954
Morgan Stanley	199,260	6,210,934
†News Class A	244,030	4,202,197
Noble	168,471	5,515,741
Pfizer	212,740	6,833,209
Quest Diagnostics	22,200	1,285,824
†Salix Pharmaceuticals	26,010	2,694,896
†Sprint	119,173	1,095,200
Symantec	67,430	1,346,577
Target	58,120	3,516,841
Time Warner Cable	27,589	3,784,659
Twenty-First Century Fox Class A	163,130	5,215,266
United Parcel Service Class B	29,510	2,873,684
Verizon Communications	46,990	2,235,308
Walgreen	88,610	5,850,918

		186,363,208

Total Common Stock (Cost $405,936,806)		539,210,681

MONEY MARKET FUND–9.98%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares	60,601,927	60,601,927

Total Money Market Fund (Cost $60,601,927)		60,601,927

TOTAL VALUE OF SECURITIES–98.82% (Cost $466,538,733)	599,812,608
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.18%	7,168,421

NET ASSETS APPLICABLE TO 17,511,525 SHARES OUTSTANDING–100.00%	$606,981,029

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
ê	Includes $3,113,125 cash and $4,551,630 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

LVIP Templeton Growth RPM Fund—2

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	SGD	814,084	USD	(645,842)	4/2/14	$1,284
BNYM	JPY	(9,559,878)	USD	92,463	4/1/14	(162)
HSBC	JPY	(642,856)	USD	6,291	4/1/14	63
RBS	SGD	901,012	USD	(714,318)	4/1/14	1,908
RBS	SGD	724,342	USD	(576,109)	4/3/14	(320)

						$2,773

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(177)	British Pound Currency	$(18,366,455)	$(18,432,337)	6/17/14	$(65,882)
(437)	E-mini S&P 500 Index	(40,370,538)	(40,741,510)	6/23/14	(370,972)
(175)	Euro Currency	(30,427,338)	(30,130,625)	6/17/14	296,713
(710)	Euro STOXX 50 Index	(28,804,369)	(30,322,077)	6/23/14	(1,517,708)
(168)	FTSE 100 Index	(18,175,316)	(18,327,663)	6/23/14	(152,347)
(179)	Japanese Yen Currency	(21,939,598)	(21,685,850)	6/17/14	253,748
(154)	Nikkei 225 Index (OSE)	(21,661,674)	(22,127,894)	6/13/14	(466,220)

		$(179,745,288)			$(2,022,668)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

RBS–Royal Bank of Scotland

SGD–Singapore Dollar

USD–United States Dollar

LVIP Templeton Growth RPM Fund—3

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$237,945,307	$301,265,374	$539,210,681
Money Market Fund	60,601,927	—	60,601,927

Total	$298,547,234	$301,265,374	$599,812,608

Foreign Currency Exchange Contracts	$—	$2,773	$2,773

Futures Contracts	$(2,022,668)	$—	$(2,022,668)

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at March 31, 2014 a majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Templeton Growth RPM Fund—4

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–91.26%
Aerospace & Defense–5.41%
Precision Castparts	48,900	$12,359,964
United Technologies	121,800	14,231,112

		26,591,076

Beverages–1.73%
†Monster Beverage	122,200	8,486,790

		8,486,790

Biotechnology–6.11%
†Biogen Idec	29,800	9,114,926
†Gilead Sciences	163,600	11,592,696
†Regeneron Pharmaceuticals	31,000	9,308,680

		30,016,302

Chemicals–2.70%
LyondellBasell Industries Class A	54,400	4,838,336
Sherwin-Williams	42,700	8,417,451

		13,255,787

Communications Equipment–1.51%
QUALCOMM	93,900	7,404,954

		7,404,954

Computers & Peripherals–5.08%
Apple	46,500	24,958,410

		24,958,410

Consumer Finance–2.98%
American Express	92,400	8,318,772
Discover Financial Services	109,100	6,348,529

		14,667,301

Electrical Equipment–1.45%
AMETEK	138,900	7,151,961

		7,151,961

Energy Equipment & Services–2.40%
Schlumberger	121,100	11,807,250

		11,807,250

Food Products–3.33%
†Hain Celestial Group	72,500	6,631,575
Kellogg	155,600	9,757,676

		16,389,251

Health Care Equipment & Supplies–2.58%
Cooper	42,300	5,810,328
†Intuitive Surgical	15,700	6,876,443

		12,686,771

Health Care Providers & Services–2.30%
†Catamaran	174,600	7,815,096
UnitedHealth Group	42,700	3,500,973

		11,316,069

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–4.01%
Las Vegas Sands	138,000	$11,147,640
Starbucks	116,600	8,556,108

		19,703,748

Household Durables–1.15%
†Mohawk Industries	41,400	5,629,572

		5,629,572

Industrial Conglomerates–2.25%
Danaher	147,200	11,040,000

		11,040,000

Internet & Catalog Retail–4.59%
†Amazon.com	37,700	12,686,804
†priceline Group	8,300	9,892,687

		22,579,491

Internet Software & Services–9.81%
†Facebook Class A	223,000	13,433,520
†Google Class A	24,000	26,748,240
†LinkedIn Class A	29,600	5,474,224
†Yelp	33,500	2,577,155

		48,233,139

IT Services–4.61%
MasterCard Class A	146,000	10,906,200
Visa Class A	54,500	11,764,370

		22,670,570

Machinery–1.02%
Cummins	33,500	4,991,165

		4,991,165

Media–4.10%
Comcast Class A	136,200	6,812,724
†Liberty Global Class A	103,100	4,288,960
Viacom Class B	106,500	9,051,435

		20,153,119

Oil, Gas & Consumable Fuels–1.55%
†Concho Resources	62,400	7,644,000

		7,644,000

Personal Products–1.76%
Estee Lauder Class A	129,000	8,627,520

		8,627,520

Pharmaceuticals–1.88%
Allergan	74,500	9,245,450

		9,245,450

Real Estate Management & Development–0.47%
†Realogy Holdings	53,400	2,320,230

		2,320,230

LVIP UBS Large Cap Growth RPM Fund––1

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Road & Rail–1.83%
Canadian Pacific Railway	59,800	$8,995,714

		8,995,714

Semiconductors & Semiconductor Equipment–1.30%
Altera	176,500	6,396,360

		6,396,360

Software–6.10%
†salesforce.com	214,100	12,222,969
†ServiceNow	89,000	5,332,880
†VMware Class A	115,100	12,433,102

		29,988,951

Specialty Retail–0.56%
Home Depot	34,800	2,753,724

		2,753,724

Textiles, Apparel & Luxury Goods–4.79%
†Michael Kors Holdings	69,500	6,482,265
NIKE Class B	158,300	11,692,038
Ralph Lauren	33,300	5,358,969

		23,533,272

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–1.90%
Crown Castle International	126,500	$9,333,170

		9,333,170

Total Common Stock (Cost $339,016,122)		448,571,117

EXCHANGE-TRADED FUND–0.89%
iShares Russell 1000 Growth Index Fund	50,700	4,387,578

Total Exchange-Traded Fund (Cost $3,746,340)		4,387,578

MONEY MARKET FUND–6.49%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares	31,912,932	31,912,932

Total Money Market Fund (Cost $31,912,932)		31,912,932

TOTAL VALUE OF SECURITIES–98.64% (Cost $374,675,394)	484,871,627
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.36%	6,685,224

NET ASSETS APPLICABLE TO 16,875,132 SHARES OUTSTANDING–100.00%	$491,556,851

†	Non-income producing for the period.
ê	Includes $6,189,075 cash pledged as collateral for futures contracts as of March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(1,431) E-mini S&P 500 Index	$(133,141,169)	$(133,412,130)	6/23/14	$(270,961)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP UBS Large Cap Growth RPM Fund—2

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Common Stock	$448,571,117
Investment Companies	36,300,510

Total	$484,871,627

Futures Contracts	$(270,961)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP UBS Large Cap Growth RPM Fund—3

LVIP VIP Contrafund® RPM Portfolio

Schedule of Investments (unaudited)

March 31, 2014

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.12%
Equity Fund–92.32%
XFidelity®—VIP Contrafund® Portfolio	3,992,527	$139,778,355

		139,778,355

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–6.80%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares	10,296,028	$10,296,028

		10,296,028

Total Unaffiliated Investment Companies (Cost $141,167,172)		150,074,383

TOTAL VALUE OF SECURITIES–99.12% (Cost $141,167,172)	150,074,383
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	1,339,085

NET ASSETS APPLICABLE TO 13,196,112 SHARES OUTSTANDING–100.00%	$151,413,468

ê	Includes $929,875 pledged as collateral for futures contracts as of March 31, 2014.
X	Initial Class.

The following futures contract was outstanding at March 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(215) E-mini S&P 500 Index	$(19,810,104)	$(20,044,450)	6/23/14	$(234,346)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

Level 1
Unaffiliated Investment Companies	$150,074,383

Futures Contracts	$(234,346)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP VIP Contrafund® RPM Portfolio–1

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	5/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	5/16/14

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	5/16/14

*	Print the name and title of each signing officer under his or her signature.